UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.5%)[1]
Australia (16.1%)
	Commonwealth Bank of Australia	1,800,623	91,748
	BHP Group Ltd.	3,285,607	83,891
	CSL Ltd.	461,937	65,685
	Westpac Banking Corp.	3,501,419	62,578
	Australia & New Zealand Banking Group Ltd.	2,965,397	53,982
	National Australia Bank Ltd.	2,784,133	48,346
	Woolworths Group Ltd.	1,343,384	28,705
	Wesfarmers Ltd.	1,157,704	27,158
	Macquarie Group Ltd.	314,963	26,787
	Transurban Group	2,731,397	24,223
	Rio Tinto Ltd.	379,751	24,147
	Woodside Petroleum Ltd.	955,151	23,892
	Goodman Group	1,807,521	15,384
	Scentre Group	5,230,404	15,149
	Newcrest Mining Ltd.	780,609	13,888
	South32 Ltd.	5,258,319	13,455
	Brambles Ltd.	1,628,620	12,636
	Suncorp Group Ltd.	1,327,959	12,559
	Insurance Australia Group Ltd.	2,363,118	12,209
	Amcor Ltd.	1,184,175	11,757
	Aristocrat Leisure Ltd.	652,768	11,740
	QBE Insurance Group Ltd.	1,357,594	10,624
*	Coles Group Ltd.	1,152,961	10,484
	AGL Energy Ltd.	670,031	10,469
	Telstra Corp. Ltd.	4,259,632	9,658
*	Origin Energy Ltd.	1,794,430	9,375
	ASX Ltd.	197,213	9,157
	Dexus	1,034,892	8,665
	Santos Ltd.	1,809,371	8,537
	Treasury Wine Estates Ltd.	735,128	8,273
	Cochlear Ltd.	57,349	8,105
	APA Group	1,204,109	8,049
	Sonic Healthcare Ltd.	463,085	7,768
	GPT Group	1,836,318	7,765
	Oil Search Ltd.	1,355,300	7,717
	Stockland	2,487,914	6,858
	Fortescue Metals Group Ltd.	1,632,030	6,742
	Mirvac Group	3,776,616	6,622
	Tabcorp Holdings Ltd.	1,941,399	6,579
	Computershare Ltd.	492,142	6,376
	Aurizon Holdings Ltd.	1,952,529	6,257
	Vicinity Centres	3,278,395	6,242
	Sydney Airport	1,126,344	5,376
	Medibank Pvt Ltd.	2,818,164	5,373
	Ramsay Health Care Ltd.	129,890	5,364
	Caltex Australia Ltd.	266,567	5,210
	LendLease Group	580,434	5,169
	BlueScope Steel Ltd.	549,022	5,016
	James Hardie Industries plc	447,409	4,983

	AMP Ltd.	2,977,596	4,909
	Orica Ltd.	383,429	4,787
	Alumina Ltd.	2,538,743	4,515
	SEEK Ltd.	353,451	4,382
	Boral Ltd.	1,205,917	4,363
	Northern Star Resources Ltd.	632,948	4,046
	Incitec Pivot Ltd.	1,665,358	4,019
	Bendigo & Adelaide Bank Ltd.	489,260	3,845
	WorleyParsons Ltd.	352,107	3,567
	Atlas Arteria Ltd.	695,448	3,370
	CIMIC Group Ltd.	98,847	3,222
	Downer EDI Ltd.	616,363	3,206
	Coca-Cola Amatil Ltd.	521,778	3,187
	Crown Resorts Ltd.	358,605	3,125
^	Challenger Ltd.	591,402	3,121
	Evolution Mining Ltd.	1,061,137	3,098
	Healthscope Ltd.	1,769,618	3,040
*	Xero Ltd.	94,079	2,997
	Bank of Queensland Ltd.	402,265	2,980
	Magellan Financial Group Ltd.	136,278	2,839
	Charter Hall Group	468,570	2,809
	REA Group Ltd.	50,817	2,808
	Orora Ltd.	1,216,812	2,804
	Star Entertainment Grp Ltd.	848,879	2,747
	Link Administration Holdings Ltd.	526,275	2,742
	Iluka Resources Ltd.	423,239	2,691
	ALS Ltd.	500,077	2,648
	Qantas Airways Ltd.	657,342	2,606
	Whitehaven Coal Ltd.	696,875	2,522
^	Reliance Worldwide Corp. Ltd.	719,837	2,519
^	Qube Holdings Ltd.	1,243,712	2,437
	Beach Energy Ltd.	1,788,740	2,353
	Ansell Ltd.	136,959	2,338
	OZ Minerals Ltd.	315,897	2,251
	AusNet Services	1,852,017	2,225
	Domino’s Pizza Enterprises Ltd.	62,632	2,077
	Altium Ltd.	109,440	2,000
	carsales.com Ltd.	217,284	1,998
	DuluxGroup Ltd.	392,418	1,957
	St. Barbara Ltd.	534,951	1,951
*,^	Afterpay Touch Group Ltd.	165,451	1,933
	TPG Telecom Ltd.	377,883	1,919
*	Saracen Mineral Holdings Ltd.	778,869	1,912
^	JB Hi-Fi Ltd.	113,687	1,852
	nib holdings Ltd.	464,810	1,809
	Cleanaway Waste Management Ltd.	1,374,030	1,809
	Regis Resources Ltd.	474,083	1,794
	Washington H Soul Pattinson & Co. Ltd.	93,282	1,789
	Flight Centre Travel Group Ltd.	56,086	1,760
*	NEXTDC Ltd.	343,389	1,718
^	Metcash Ltd.	926,531	1,672
	Mineral Resources Ltd.	144,434	1,670
	Shopping Centres Australasia Property Group	887,281	1,610
	Independence Group NL	502,798	1,608
	GrainCorp Ltd. Class A	229,936	1,588
	Seven Group Holdings Ltd.	135,130	1,558
	Pendal Group Ltd.	283,445	1,551

	Adelaide Brighton Ltd.	474,045	1,548
*	Vocus Group Ltd.	624,135	1,534
	Nine Entertainment Co. Holdings Ltd.	1,436,601	1,525
	Steadfast Group Ltd.	791,265	1,523
	Corporate Travel Management Ltd.	85,467	1,464
*,2	Viva Energy Group Ltd.	1,089,237	1,462
^	Harvey Norman Holdings Ltd.	581,176	1,427
	Nufarm Ltd.	307,452	1,398
	Cromwell Property Group	1,767,721	1,364
	BWP Trust	504,899	1,339
	Bapcor Ltd.	297,370	1,338
^	IOOF Holdings Ltd.	358,308	1,314
^	Blackmores Ltd.	13,893	1,304
	Costa Group Holdings Ltd.	308,786	1,248
	Navitas Ltd.	304,422	1,245
*	Healius Ltd.	568,472	1,206
	Appen Ltd.	102,275	1,197
	WiseTech Global Ltd.	79,497	1,186
	IRESS Ltd.	137,427	1,176
	Charter Hall Retail REIT	354,643	1,175
	Webjet Ltd.	131,636	1,149
	CSR Ltd.	523,622	1,115
	G8 Education Ltd.	456,126	1,053
2	MYOB Group Ltd.	422,448	1,043
	IDP Education Ltd.	126,093	1,042
	Perpetual Ltd.	43,077	1,026
	Breville Group Ltd.	126,890	1,015
^	InvoCare Ltd.	111,661	992
	Sims Metal Management Ltd.	126,899	961
*	Mayne Pharma Group Ltd.	1,607,983	944
	Monadelphous Group Ltd.	87,570	941
	Abacus Property Group	336,293	902
	National Storage REIT	653,002	853
	Premier Investments Ltd.	83,818	844
	Charter Hall Long Wale REIT	262,592	835
	Sandfire Resources NL	162,758	830
	Technology One Ltd.	161,074	819
	Bega Cheese Ltd.	215,560	798
*,^	Lynas Corp. Ltd.	651,975	797
*,^	Pilbara Minerals Ltd.	1,649,410	786
	Viva Energy REIT	474,525	780
	ARB Corp. Ltd.	67,698	772
	Super Retail Group Ltd.	145,322	771
^	Platinum Asset Management Ltd.	230,447	758
	Growthpoint Properties Australia Ltd.	266,368	740
	GUD Holdings Ltd.	88,001	719
	SmartGroup Corp. Ltd.	93,169	711
	McMillan Shakespeare Ltd.	62,666	700
	Brickworks Ltd.	56,606	679
^	Credit Corp. Group Ltd.	42,032	673
^	Inghams Group Ltd.	197,395	661
	Bingo Industries Ltd.	432,345	659
	Ausdrill Ltd.	707,880	651
	Southern Cross Media Group Ltd.	838,579	641
	Aventus Retail Property Fund Ltd.	396,742	612
*	Nanosonics Ltd.	248,053	605
	Arena REIT	306,307	599

	Tassal Group Ltd.	187,087	594
^	IPH Ltd.	148,888	593
*,^	Galaxy Resources Ltd.	389,376	570
	oOh!media Ltd.	215,786	563
	Rural Funds Group	347,259	561
	NRW Holdings Ltd.	400,114	559
	GWA Group Ltd.	268,761	546
*	Gold Road Resources Ltd.	973,353	546
	Collins Foods Ltd.	116,649	534
	Charter Hall Education Trust	224,778	510
*	Emeco Holdings Ltd.	307,547	508
	Eclipx Group Ltd.	309,601	504
*	Ardent Leisure Group Ltd.	509,671	502
*,^	Orocobre Ltd.	203,844	499
	Pact Group Holdings Ltd.	180,014	497
	Elders Ltd.	108,612	496
	Ingenia Communities Group	219,915	491
	Western Areas Ltd.	279,093	479
	Aveo Group	396,679	468
*,^	Bellamy’s Australia Ltd.	73,420	466
	Sigma Healthcare Ltd.	1,172,498	461
^	Netwealth Group Ltd.	87,533	458
	Estia Health Ltd.	263,150	449
	Resolute Mining Ltd.	527,885	435
	SpeedCast International Ltd.	200,671	425
	GDI Property Group	422,160	418
	Centuria Industrial REIT	206,098	415
*,^	Syrah Resources Ltd.	344,179	393
*	Dacian Gold Ltd.	207,316	392
	Select Harvests Ltd.	88,349	387
*	Australian Agricultural Co. Ltd.	485,893	378
	Australian Pharmaceutical Industries Ltd.	405,455	372
*,^	Mesoblast Ltd.	430,249	371
	Accent Group Ltd.	387,087	368
	Domain Holdings Australia Ltd.	207,696	365
*	Perseus Mining Ltd.	1,191,844	361
	Genworth Mortgage Insurance Australia Ltd.	222,410	360
*	Seven West Media Ltd.	891,866	351
	Greencross Ltd.	85,791	343
*	Senex Energy Ltd.	1,356,082	342
^	HT&E Ltd.	282,436	337
	OFX Group Ltd.	263,077	333
	Sims Metal Management Ltd. ADR	42,426	327
	Hotel Property Investments	145,043	326
	Automotive Holdings Group Ltd.	272,519	309
	FlexiGroup Ltd.	315,051	302
	Newcrest Mining Ltd. ADR	16,754	299
	Mount Gibson Iron Ltd.	620,315	292
*,^	Kidman Resources Ltd.	351,502	289
	Regis Healthcare Ltd.	131,205	285
^	Lovisa Holdings Ltd.	52,815	276
*	Starpharma Holdings Ltd.	350,707	275
	SG Fleet Group Ltd.	131,476	271
	Navigator Global Investments Ltd.	117,429	259
	Asaleo Care Ltd.	390,085	256
*,^	New Century Resources Ltd.	471,536	251
*	Liquefied Natural Gas Ltd.	664,272	248

	SeaLink Travel Group Ltd.	77,818	238
*	Westgold Resources Ltd.	311,270	231
*,^	Village Roadshow Ltd.	98,515	219
	Japara Healthcare Ltd.	239,690	215
*	Infigen Energy	633,664	208
	Cedar Woods Properties Ltd.	57,916	207
	MACA Ltd.	271,518	194
*,^	Myer Holdings Ltd.	704,965	193
*	Cardno Ltd.	271,661	185
*,^	Clean TeQ Holdings Ltd.	578,950	174
	Virtus Health Ltd.	56,162	172
*	A2B Australia Ltd.	113,459	169
*	Aurelia Metals Ltd.	257,081	154
*,^	Superloop Ltd.	141,860	149
*	nearmap Ltd.	86,947	135
	ERM Power Ltd.	120,801	133
	Vita Group Ltd.	156,519	132
^	BWX Ltd.	108,067	121
*,^	Karoon Energy Ltd.	195,153	120
	WPP AUNZ Ltd.	292,686	117
§	RCR Tomlinson Ltd.	179,835	114
*	HUB24 Ltd.	10,922	103
*	Cooper Energy Ltd.	296,716	103
	Reject Shop Ltd.	40,190	81
*,§	Quintis Ltd.	377,075	81
^	Ainsworth Game Technology Ltd.	136,392	77
*	Decmil Group Ltd.	118,524	62
*	Cash Converters International Ltd.	317,679	57
	NZME Ltd.	118,232	40
*,^	Blue Sky Alternative Investments Ltd.	57,411	30
*	Service Stream Ltd.	17,344	24
*	Unibail-Rodamco-Westfield	1,636	15
*	Clinuvel Pharmaceuticals Ltd.	495	8
	IMF Bentham Ltd.	2,646	6
*,§	BGP Holdings PLC	15,642,708	—
*,§	DSHE Holdings Ltd.	147,770	—
			1,122,366
Hong Kong (8.8%)
	AIA Group Ltd.	12,355,512	111,564
	Hong Kong Exchanges & Clearing Ltd.	1,268,664	39,695
	CK Hutchison Holdings Ltd.	2,739,059	27,662
	Sun Hung Kai Properties Ltd.	1,452,474	24,362
	Link REIT	2,157,798	23,719
	CK Asset Holdings Ltd.	2,751,998	23,169
	Hong Kong & China Gas Co. Ltd.	9,166,172	19,919
	CLP Holdings Ltd.	1,678,860	19,554
	Hang Seng Bank Ltd.	740,652	17,040
	Galaxy Entertainment Group Ltd.	2,181,062	15,186
	Jardine Matheson Holdings Ltd.	215,552	14,419
	BOC Hong Kong Holdings Ltd.	3,668,759	14,176
	Sands China Ltd.	2,451,936	11,763
	New World Development Co. Ltd.	5,842,156	9,214
	Power Assets Holdings Ltd.	1,335,207	8,995
	Hongkong Land Holdings Ltd.	1,194,447	8,593
	Wharf Real Estate Investment Co. Ltd.	1,242,615	8,501
	China Mengniu Dairy Co. Ltd.	2,733,500	8,467
	MTR Corp. Ltd.	1,443,186	8,071

	Techtronic Industries Co. Ltd.	1,285,156	7,502
2	WH Group Ltd.	8,547,433	7,330
	Jardine Strategic Holdings Ltd.	184,551	7,075
	Henderson Land Development Co. Ltd.	1,204,355	6,846
	Swire Pacific Ltd. Class A	515,252	6,102
	Sino Land Co. Ltd.	3,166,443	5,694
	Wheelock & Co. Ltd.	841,668	5,396
	CK Infrastructure Holdings Ltd.	631,813	5,101
	Want Want China Holdings Ltd.	5,590,220	4,530
	Hang Lung Properties Ltd.	2,050,841	4,491
	AAC Technologies Holdings Inc.	705,257	4,426
	Bank of East Asia Ltd.	1,258,332	4,244
	Swire Properties Ltd.	1,065,835	4,160
2	Samsonite International SA	1,304,297	3,879
	Wharf Holdings Ltd.	1,234,615	3,732
	Wynn Macau Ltd.	1,488,829	3,655
	Vitasoy International Holdings Ltd.	824,304	3,353
	ASM Pacific Technology Ltd.	305,436	3,291
	Hysan Development Co. Ltd.	628,726	3,272
	NWS Holdings Ltd.	1,427,887	3,265
*,^	Semiconductor Manufacturing International Corp.	3,018,421	2,852
	Dairy Farm International Holdings Ltd.	302,801	2,740
	Tingyi Cayman Islands Holding Corp.	1,905,900	2,654
	Hopewell Holdings Ltd.	572,460	2,640
	Hang Lung Group Ltd.	895,920	2,633
	PCCW Ltd.	4,256,715	2,534
	Kerry Properties Ltd.	608,590	2,528
	Xinyi Glass Holdings Ltd.	2,060,640	2,510
	Yue Yuen Industrial Holdings Ltd.	727,658	2,482
	Minth Group Ltd.	700,783	2,452
	Sun Art Retail Group Ltd.	2,242,231	2,229
	SJM Holdings Ltd.	1,885,639	1,991
	NagaCorp Ltd.	1,598,972	1,973
	Melco International Development Ltd.	809,274	1,899
2	BOC Aviation Ltd.	205,525	1,748
	PRADA SPA	523,704	1,733
	Swire Pacific Ltd. Class B	923,186	1,650
	Fortune REIT	1,334,833	1,650
	VTech Holdings Ltd.	167,550	1,600
	Champion REIT	2,036,900	1,548
	Shangri-La Asia Ltd.	1,153,928	1,507
	MGM China Holdings Ltd.	752,936	1,462
	IGG Inc.	931,628	1,417
	Xinyi Solar Holdings Ltd.	3,336,001	1,403
	Great Eagle Holdings Ltd.	282,733	1,310
	Nexteer Automotive Group Ltd.	802,211	1,215
	HKBN Ltd.	747,157	1,155
	SITC International Holdings Co. Ltd.	1,155,586	1,061
	Li & Fung Ltd.	6,142,213	1,044
	Hongkong & Shanghai Hotels Ltd.	733,000	1,037
	First Pacific Co. Ltd.	2,301,939	998
	Uni-President China Holdings Ltd.	1,108,038	987
	Luk Fook Holdings International Ltd.	336,406	978
	Cathay Pacific Airways Ltd.	611,864	942
	Chow Tai Fook Jewellery Group Ltd.	1,036,018	925
	Cafe de Coral Holdings Ltd.	338,447	914
	Kerry Logistics Network Ltd.	560,111	878

	Towngas China Co. Ltd.	1,102,140	878
	Haitong International Securities Group Ltd.	2,445,891	860
	United Energy Group Ltd.	5,510,000	859
*	MMG Ltd.	2,304,286	849
	Shui On Land Ltd.	3,422,566	848
	Yuexiu REIT	1,193,354	828
	Pacific Basin Shipping Ltd.	4,165,236	827
	L’Occitane International SA	456,873	818
	Dah Sing Financial Holdings Ltd.	145,460	806
	Shun Tak Holdings Ltd.	2,003,370	797
	Johnson Electric Holdings Ltd.	347,519	792
	Shougang Fushan Resources Group Ltd.	3,585,281	763
	Sunlight REIT	1,092,089	760
^	Man Wah Holdings Ltd.	1,555,052	734
	China Travel International Investment Hong Kong Ltd.	2,489,268	721
	Dah Sing Banking Group Ltd.	365,556	715
	Value Partners Group Ltd.	920,665	684
*,^,2	Razer Inc.	3,915,000	681
	China Goldjoy Group Ltd.	14,007,407	673
	Lifestyle International Holdings Ltd.	443,907	670
	K Wah International Holdings Ltd.	1,180,843	651
	Giordano International Ltd.	1,260,590	635
	Chinese Estates Holdings Ltd.	520,500	600
	Mandarin Oriental International Ltd.	303,078	586
	Television Broadcasts Ltd.	300,247	561
	Guotai Junan International Holdings Ltd.	3,110,336	546
	Lai Sun Development Co. Ltd.	325,237	543
	Gemdale Properties & Investment Corp. Ltd.	4,875,080	512
	Road King Infrastructure Ltd.	264,814	482
*	Agritrade Resources Ltd.	2,365,000	481
	CITIC Telecom International Holdings Ltd.	1,316,470	480
	Prosperity REIT	1,175,661	472
	SmarTone Telecommunications Holdings Ltd.	396,235	470
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	460
	Far East Consortium International Ltd.	1,005,493	449
2	FIT Hon Teng Ltd.	970,000	443
	SA Sa International Holdings Ltd.	1,144,953	437
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	300,500	437
	Huabao International Holdings Ltd.	948,071	434
	Pacific Textiles Holdings Ltd.	472,697	412
	Pou Sheng International Holdings Ltd.	2,074,253	402
	HKR International Ltd.	799,393	391
	Microport Scientific Corp.	404,219	389
*	Esprit Holdings Ltd.	1,862,997	387
*,^	HC Group Inc.	634,107	371
	Chow Sang Sang Holdings International Ltd.	249,922	367
*	Zhaobangji Properties Holdings Ltd.	285,769	367
*	FIH Mobile Ltd.	3,210,581	349
	Canvest Environmental Protection Group Co. Ltd.	663,675	346
*,§	Town Health International Medical Group Ltd.	3,921,659	345
	CP Pokphand Co. Ltd.	4,230,204	340
*	Global Brands Group Holding Ltd.	6,517,747	329
^	China Harmony New Energy Auto Holding Ltd.	826,615	322
*	COFCO Meat Holdings Ltd.	1,633,007	320
	Dynam Japan Holdings Co. Ltd.	251,944	315
	Spring REIT	674,427	309
2	IMAX China Holding Inc.	114,175	292

	Macau Legend Development Ltd.	1,665,954	290
*	NewOcean Energy Holdings Ltd.	893,858	288
2	Crystal International Group Ltd.	519,000	282
	Goodbaby International Holdings Ltd.	866,975	269
	Liu Chong Hing Investment Ltd.	171,145	264
^	United Laboratories International Holdings Ltd.	461,873	263
2	Regina Miracle International Holdings Ltd.	315,395	260
	Inspur International Ltd.	522,000	256
	Nan Hai Corp. Ltd.	11,392,146	251
*	Anton Oilfield Services Group	2,142,022	250
*,^	GCL New Energy Holdings Ltd.	6,003,422	249
*	China LNG Group Ltd.	1,674,344	240
	Sun Hung Kai & Co. Ltd.	497,182	235
*,§	Convoy Global Holdings Ltd.	10,860,141	231
	Texwinca Holdings Ltd.	585,037	224
*	Truly International Holdings Ltd.	1,677,603	222
	Singamas Container Holdings Ltd.	1,619,323	220
	Ju Teng International Holdings Ltd.	818,334	217
*,^	Digital Domain Holdings Ltd.	16,888,031	212
*	G-Resources Group Ltd.	26,636,198	204
	Emperor Capital Group Ltd.	4,205,145	199
	Lee’s Pharmaceutical Holdings Ltd.	236,812	192
*	Honghua Group Ltd.	2,559,517	160
*	Lifestyle China Group Ltd.	433,899	155
*	We Solutions Ltd.	2,636,000	153
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	149
*	KuangChi Science Ltd.	2,188,600	148
*	China Financial International Investments Ltd.	6,670,113	146
*	Hong Kong Television Network Ltd.	413,142	145
2	CGN New Energy Holdings Co. Ltd.	962,897	135
	Parkson Retail Group Ltd.	1,415,650	134
	China Baoli Technologies Holdings Ltd.	3,077,500	126
*,^	Panda Green Energy Group Ltd.	2,348,273	121
*,^	China Silver Group Ltd.	1,202,976	120
	Emperor Watch & Jewellery Ltd.	3,974,532	115
*	China Strategic Holdings Ltd.	13,420,800	110
*	New World Department Store China Ltd.	482,000	105
*	New Sports Group Ltd.	1,789,397	105
	EVA Precision Industrial Holdings Ltd.	1,043,049	100
	Shenwan Hongyuan HK Ltd.	378,136	85
*	Sunshine Oilsands Ltd.	4,781,606	79
	TPV Technology Ltd.	526,218	73
	Yip’s Chemical Holdings Ltd.	230,801	73
*	CST Group Ltd.	22,609,916	72
*	China LotSynergy Holdings Ltd.	6,646,914	67
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	63
*	Technovator International Ltd.	409,938	63
	BOE Varitronix Ltd.	240,699	63
	Henderson Investment Ltd.	708,863	61
	Chong Hing Bank Ltd.	32,236	56
	Freeman FinTech Corp. Ltd.	1,003,677	51
*	Future World Financial Holdings Ltd.	7,969,507	42
*	Mei Ah Entertainment Group Ltd.	1,065,022	37
*	Good Resources Holdings Ltd.	697,470	16
*	Sincere Watch Hong Kong Ltd.	1,490,000	14
	Mega Expo Holdings Ltd.	25,000	13
*	Silver Base Group Holdings Ltd.	226,160	13

*	Yanchang Petroleum International Ltd.	1,540,000	13
*	Sino Oil And Gas Holdings Ltd.	611,509	11
*	Xinchen China Power Holdings Ltd.	195,362	11
	Qianhai Health Holdings Ltd.	3,000	—
			614,808
Japan (58.4%)
	Toyota Motor Corp.	2,582,270	158,939
	Mitsubishi UFJ Financial Group Inc.	12,907,072	69,232
	SoftBank Group Corp.	871,185	68,618
	Sony Corp.	1,293,439	64,810
	Takeda Pharmaceutical Co. Ltd.	1,562,824	63,096
	Honda Motor Co. Ltd.	1,780,486	53,454
	Sumitomo Mitsui Financial Group Inc.	1,351,288	50,271
	Keyence Corp.	92,033	47,362
	KDDI Corp.	1,815,666	45,364
	Mizuho Financial Group Inc.	25,955,570	42,602
	Central Japan Railway Co.	184,352	39,843
	Mitsubishi Corp.	1,314,521	38,526
	Shin-Etsu Chemical Co. Ltd.	416,450	35,114
	East Japan Railway Co.	376,645	34,896
	Kao Corp.	485,825	34,347
	Seven & i Holdings Co. Ltd.	787,949	34,310
	FANUC Corp.	198,368	33,739
	Tokio Marine Holdings Inc.	681,624	33,376
	Nintendo Co. Ltd.	109,895	33,330
	Recruit Holdings Co. Ltd.	1,221,812	32,794
	Japan Tobacco Inc.	1,221,769	30,930
	NTT DOCOMO Inc.	1,286,929	30,921
	Canon Inc.	1,050,311	30,207
	Hitachi Ltd.	944,729	29,720
	Daikin Industries Ltd.	270,773	29,309
	Astellas Pharma Inc.	1,965,501	29,165
	Murata Manufacturing Co. Ltd.	194,093	29,156
	Nidec Corp.	239,133	28,758
	Nippon Telegraph & Telephone Corp.	660,943	28,413
	Mitsui & Co. Ltd.	1,728,257	28,236
	ITOCHU Corp.	1,443,492	26,480
	Mitsubishi Electric Corp.	2,018,914	25,405
	Komatsu Ltd.	934,037	24,595
	Bridgestone Corp.	629,428	24,228
	Fast Retailing Co. Ltd.	52,430	24,060
	Shiseido Co. Ltd.	396,738	23,601
	Mitsui Fudosan Co. Ltd.	966,060	23,470
	Tokyo Electron Ltd.	159,284	23,259
	Suzuki Motor Corp.	438,247	22,885
	Daiichi Sankyo Co. Ltd.	649,249	22,521
	Hoya Corp.	375,246	21,778
	Daiwa House Industry Co. Ltd.	664,270	21,537
	Denso Corp.	467,503	21,504
	Mitsubishi Estate Co. Ltd.	1,207,259	21,382
	Panasonic Corp.	2,178,135	21,329
	Eisai Co. Ltd.	269,634	20,936
*	Softbank Corp.	1,641,081	20,234
	ORIX Corp.	1,311,511	19,783
	Oriental Land Co. Ltd.	192,290	19,716
	Kirin Holdings Co. Ltd.	823,101	19,651
	SMC Corp.	59,279	19,565

	Toshiba Corp.	600,159	19,005
	Terumo Corp.	329,966	18,838
	Dai-ichi Life Holdings Inc.	1,138,495	18,486
	Kubota Corp.	1,136,205	18,013
	Shionogi & Co. Ltd.	289,507	17,856
	Sumitomo Corp.	1,144,701	17,724
	JXTG Holdings Inc.	3,242,059	17,709
	Kyocera Corp.	313,592	17,662
	Otsuka Holdings Co. Ltd.	428,021	17,555
	Sumitomo Realty & Development Co. Ltd.	441,320	16,854
	Nissan Motor Co. Ltd.	1,971,130	16,833
	Japan Post Holdings Co. Ltd.	1,353,020	16,633
	Secom Co. Ltd.	197,897	16,568
	FUJIFILM Holdings Corp.	380,587	16,352
	Asahi Group Holdings Ltd.	389,041	16,297
	Nippon Steel & Sumitomo Metal Corp.	826,916	15,313
	MS&AD Insurance Group Holdings Inc.	502,468	14,875
	Subaru Corp.	626,048	14,701
	Aeon Co. Ltd.	713,038	14,512
	Sumitomo Mitsui Trust Holdings Inc.	379,336	14,369
	Asahi Kasei Corp.	1,271,516	13,952
	West Japan Railway Co.	187,280	13,678
	Sompo Holdings Inc.	352,920	13,307
	Nomura Holdings Inc.	3,393,614	13,251
	Fujitsu Ltd.	196,283	13,174
	Chugai Pharmaceutical Co. Ltd.	221,046	13,052
	Marubeni Corp.	1,598,243	12,458
	Unicharm Corp.	395,734	12,247
	Olympus Corp.	286,380	11,748
	Tokyo Gas Co. Ltd.	441,434	11,608
	Toray Industries Inc.	1,549,978	11,487
	Chubu Electric Power Co. Inc.	714,102	11,303
	Mitsubishi Heavy Industries Ltd.	292,239	11,300
	Kansai Electric Power Co. Inc.	739,116	11,250
	Resona Holdings Inc.	2,226,424	11,249
	Shimano Inc.	79,833	11,202
	Mitsubishi Chemical Holdings Corp.	1,300,846	11,179
	Sumitomo Electric Industries Ltd.	768,803	10,954
	Sysmex Corp.	193,311	10,776
	Dentsu Inc.	224,273	10,638
	MEIJI Holdings Co. Ltd.	136,299	10,539
	Daito Trust Construction Co. Ltd.	72,422	10,059
	Taisei Corp.	212,890	10,023
	Kikkoman Corp.	186,499	9,922
	Nitori Holdings Co. Ltd.	75,637	9,849
	Ono Pharmaceutical Co. Ltd.	450,101	9,833
*	Tokyo Electric Power Co. Holdings Inc.	1,590,407	9,789
	Japan Exchange Group Inc.	548,284	9,655
	TDK Corp.	121,927	9,649
	Yamato Holdings Co. Ltd.	361,900	9,643
	JFE Holdings Inc.	524,604	9,247
	Nitto Denko Corp.	158,747	8,980
	Inpex Corp.	932,832	8,967
	Sekisui House Ltd.	591,725	8,844
	Bandai Namco Holdings Inc.	199,143	8,797
	Makita Corp.	248,015	8,788
	Ajinomoto Co. Inc.	499,134	8,642

Tokyu Corp.	503,501	8,617
NEC Corp.	255,559	8,588
Yakult Honsha Co. Ltd.	124,737	8,325
Hankyu Hanshin Holdings Inc.	227,435	8,118
Toyota Industries Corp.	163,572	8,104
Omron Corp.	196,189	8,057
Sumitomo Chemical Co. Ltd.	1,538,530	8,026
Daiwa Securities Group Inc.	1,604,976	8,004
Kintetsu Group Holdings Co. Ltd.	183,354	8,002
Osaka Gas Co. Ltd.	402,965	7,978
Isuzu Motors Ltd.	519,354	7,726
NTT Data Corp.	640,757	7,639
Nissan Chemical Corp.	142,042	7,552
Yaskawa Electric Corp.	266,420	7,540
Ricoh Co. Ltd.	694,404	7,397
Toyota Tsusho Corp.	227,407	7,233
Yamaha Corp.	164,961	7,219
T&D Holdings Inc.	568,955	7,063
Koito Manufacturing Co. Ltd.	116,821	7,035
MINEBEA MITSUMI Inc.	426,999	7,024
Odakyu Electric Railway Co. Ltd.	311,356	6,997
Don Quijote Holdings Co. Ltd.	119,752	6,964
Dai Nippon Printing Co. Ltd.	300,780	6,962
Aisin Seiki Co. Ltd.	175,752	6,948
Sumitomo Metal Mining Co. Ltd.	240,063	6,943
FamilyMart UNY Holdings Co. Ltd.	58,933	6,904
Keio Corp.	117,425	6,746
Kajima Corp.	464,043	6,601
Obayashi Corp.	691,329	6,578
Tohoku Electric Power Co. Inc.	481,440	6,527
Obic Co. Ltd.	68,288	6,472
Yahoo Japan Corp.	2,391,288	6,464
Mazda Motor Corp.	582,932	6,451
MISUMI Group Inc.	281,311	6,439
Rohm Co. Ltd.	91,019	6,424
AGC Inc.	188,124	6,376
Nexon Co. Ltd.	417,514	6,352
Trend Micro Inc.	119,222	6,343
Shimadzu Corp.	272,840	6,275
Nikon Corp.	357,204	6,108
Yamaha Motor Co. Ltd.	283,944	6,086
Rakuten Inc.	803,765	6,068
M3 Inc.	409,688	5,929
Tobu Railway Co. Ltd.	209,299	5,911
Kyushu Electric Power Co. Inc.	474,478	5,879
SG Holdings Co. Ltd.	216,300	5,806
TOTO Ltd.	147,666	5,735
Ryohin Keikaku Co. Ltd.	23,990	5,718
Suntory Beverage & Food Ltd.	128,114	5,672
Sekisui Chemical Co. Ltd.	361,560	5,612
Kyushu Railway Co.	163,470	5,581
Kuraray Co. Ltd.	356,967	5,490
Lion Corp.	257,021	5,357
Idemitsu Kosan Co. Ltd.	149,908	5,290
Nippon Paint Holdings Co. Ltd.	157,479	5,285
Nisshin Seifun Group Inc.	260,805	5,263
Oji Holdings Corp.	890,409	5,156

	Santen Pharmaceutical Co. Ltd.	369,407	5,110
	SBI Holdings Inc.	236,772	5,058
	Nagoya Railroad Co. Ltd.	190,750	5,048
	Showa Denko KK	149,359	5,017
	Daifuku Co. Ltd.	98,964	4,974
	Sojitz Corp.	1,286,465	4,946
	Kyowa Hakko Kirin Co. Ltd.	257,702	4,941
	Alfresa Holdings Corp.	176,600	4,867
	Shimizu Corp.	571,648	4,865
	Concordia Financial Group Ltd.	1,179,133	4,864
	Japan Post Bank Co. Ltd.	417,103	4,855
	Nippon Express Co. Ltd.	74,551	4,718
	Hamamatsu Photonics KK	130,039	4,656
	Alps Alpine Co. Ltd.	218,220	4,600
	Konica Minolta Inc.	456,641	4,598
	Coca-Cola Bottlers Japan Holdings Inc.	148,299	4,581
	Yokogawa Electric Corp.	245,764	4,577
	Mitsui Chemicals Inc.	181,988	4,569
	Advantest Corp.	198,249	4,537
	Keisei Electric Railway Co. Ltd.	142,052	4,504
	Nissin Foods Holdings Co. Ltd.	70,425	4,483
	Taisho Pharmaceutical Holdings Co. Ltd.	44,010	4,470
	Asahi Intecc Co. Ltd.	102,676	4,469
	Konami Holdings Corp.	96,106	4,414
	NSK Ltd.	450,210	4,391
	Shizuoka Bank Ltd.	524,499	4,389
	Seiko Epson Corp.	281,413	4,380
	Toppan Printing Co. Ltd.	266,815	4,373
	Stanley Electric Co. Ltd.	150,049	4,358
	NGK Spark Plug Co. Ltd.	202,187	4,356
	Japan Airlines Co. Ltd.	119,240	4,341
	Kose Corp.	29,566	4,340
	Marui Group Co. Ltd.	213,058	4,326
	Pigeon Corp.	109,295	4,285
	Keikyu Corp.	250,704	4,270
	Nomura Research Institute Ltd.	103,713	4,244
	Suzuken Co. Ltd.	80,393	4,221
	IHI Corp.	133,265	4,221
	Toho Co. Ltd./Tokyo	115,599	4,217
	ANA Holdings Inc.	113,868	4,197
	Electric Power Development Co. Ltd.	167,708	4,195
	Taiheiyo Cement Corp.	122,136	4,193
	NGK Insulators Ltd.	272,405	4,189
	Disco Corp.	27,871	4,138
	NH Foods Ltd.	104,360	4,130
	Keihan Holdings Co. Ltd.	99,843	4,117
*	Renesas Electronics Corp.	712,969	4,111
	Brother Industries Ltd.	243,357	4,107
	Tosoh Corp.	287,073	4,077
	Mitsubishi Motors Corp.	644,891	4,007
	Kobayashi Pharmaceutical Co. Ltd.	63,014	4,005
	Chugoku Electric Power Co. Inc.	291,867	3,994
	Sumitomo Dainippon Pharma Co. Ltd.	168,762	3,973
	LIXIL Group Corp.	269,702	3,972
	Fuji Electric Co. Ltd.	128,001	3,956
	Toho Gas Co. Ltd.	92,082	3,955
	Chiba Bank Ltd.	640,566	3,899

	Seibu Holdings Inc.	222,504	3,866
	Sumitomo Heavy Industries Ltd.	113,703	3,857
	USS Co. Ltd.	218,657	3,829
	Hoshizaki Corp.	53,356	3,789
	Isetan Mitsukoshi Holdings Ltd.	367,813	3,785
	Hisamitsu Pharmaceutical Co. Inc.	73,703	3,774
	Kawasaki Heavy Industries Ltd.	149,755	3,773
*	PeptiDream Inc.	87,030	3,717
	TIS Inc.	82,525	3,715
	Hirose Electric Co. Ltd.	34,511	3,707
	Hakuhodo DY Holdings Inc.	239,743	3,690
	Hikari Tsushin Inc.	22,995	3,686
	MediPal Holdings Corp.	159,051	3,671
^	Yamada Denki Co. Ltd.	745,273	3,670
	Aozora Bank Ltd.	118,021	3,635
	Mitsubishi Materials Corp.	126,068	3,609
	ZOZO Inc.	178,068	3,603
	Mitsubishi Tanabe Pharma Corp.	227,702	3,567
	Toyo Seikan Group Holdings Ltd.	155,831	3,508
	Kansai Paint Co. Ltd.	198,886	3,490
	Otsuka Corp.	105,674	3,420
	Tsuruha Holdings Inc.	36,331	3,363
	Sony Financial Holdings Inc.	176,310	3,355
	Hulic Co. Ltd.	363,138	3,351
	JGC Corp.	217,914	3,343
	Nippon Shinyaku Co. Ltd.	52,360	3,327
	Amada Holdings Co. Ltd.	330,269	3,324
	SUMCO Corp.	238,352	3,319
	Fukuoka Financial Group Inc.	149,525	3,303
	Toyo Suisan Kaisha Ltd.	90,975	3,275
	Nihon M&A Center Inc.	130,512	3,272
	Teijin Ltd.	187,806	3,246
	Skylark Holdings Co. Ltd.	192,208	3,202
	Tokyu Fudosan Holdings Corp.	586,619	3,196
	Nabtesco Corp.	120,621	3,191
	Haseko Corp.	286,491	3,178
	CyberAgent Inc.	97,053	3,143
	Bank of Kyoto Ltd.	73,835	3,139
	JSR Corp.	191,468	3,096
	Daicel Corp.	294,679	3,091
	COMSYS Holdings Corp.	118,091	3,085
	Persol Holdings Co. Ltd.	172,411	3,070
	Lawson Inc.	49,071	3,025
	JTEKT Corp.	232,410	3,019
	Mitsubishi Gas Chemical Co. Inc.	190,790	3,018
	Nichirei Corp.	110,301	2,991
	Nankai Electric Railway Co. Ltd.	111,190	2,978
	Sohgo Security Services Co. Ltd.	68,089	2,972
	Azbil Corp.	138,796	2,918
	Mebuki Financial Group Inc.	1,040,670	2,918
	Casio Computer Co. Ltd.	219,060	2,913
	Denka Co. Ltd.	90,371	2,907
	Kurita Water Industries Ltd.	113,564	2,887
	J Front Retailing Co. Ltd.	250,338	2,869
	Sega Sammy Holdings Inc.	203,567	2,869
	Ebara Corp.	102,830	2,838
	Showa Shell Sekiyu KK	189,927	2,830

	Mitsui OSK Lines Ltd.	113,165	2,828
	THK Co. Ltd.	118,099	2,821
	Relo Group Inc.	105,616	2,788
	Hitachi Construction Machinery Co. Ltd.	109,637	2,784
	Nippon Yusen KK	164,159	2,748
	Hino Motors Ltd.	270,356	2,714
^	Tokai Carbon Co. Ltd.	197,586	2,712
	Park24 Co. Ltd.	113,212	2,702
	DIC Corp.	82,719	2,652
	Rohto Pharmaceutical Co. Ltd.	98,047	2,644
	Ezaki Glico Co. Ltd.	52,958	2,643
	Asics Corp.	182,505	2,642
	Square Enix Holdings Co. Ltd.	79,054	2,623
	Iida Group Holdings Co. Ltd.	144,038	2,621
	House Foods Group Inc.	75,054	2,613
	Tokyo Tatemono Co. Ltd.	212,339	2,582
	Sumitomo Rubber Industries Ltd.	185,345	2,576
	Ito En Ltd.	57,734	2,576
	Air Water Inc.	153,769	2,565
	MonotaRO Co. Ltd.	119,358	2,549
	Calbee Inc.	77,850	2,507
	Yamazaki Baking Co. Ltd.	127,541	2,505
	Miura Co. Ltd.	100,143	2,498
	Kewpie Corp.	109,774	2,495
	Kobe Steel Ltd.	308,406	2,477
	Sankyu Inc.	50,668	2,470
^	Anritsu Corp.	137,553	2,452
	Ube Industries Ltd.	108,400	2,451
	Kyowa Exeo Corp.	99,584	2,448
	Rinnai Corp.	36,736	2,432
	Sotetsu Holdings Inc.	80,138	2,399
	Matsumotokiyoshi Holdings Co. Ltd.	77,534	2,395
	Kakaku.com Inc.	136,269	2,392
	Yamaguchi Financial Group Inc.	234,004	2,379
	Nihon Kohden Corp.	75,251	2,371
	Oracle Corp. Japan	32,517	2,369
	Hitachi High-Technologies Corp.	64,281	2,323
	Nomura Real Estate Holdings Inc.	119,520	2,321
	Sanwa Holdings Corp.	201,674	2,317
	Nippon Electric Glass Co. Ltd.	83,064	2,313
	NOF Corp.	69,636	2,296
	Kamigumi Co. Ltd.	103,429	2,290
	Taiyo Nippon Sanso Corp.	143,732	2,278
	Pola Orbis Holdings Inc.	76,052	2,275
	Taiyo Yuden Co. Ltd.	128,281	2,261
	Hitachi Metals Ltd.	200,286	2,253
	AEON Financial Service Co. Ltd.	116,131	2,252
	Mitsubishi UFJ Lease & Finance Co. Ltd.	439,319	2,249
	Kaneka Corp.	57,330	2,241
	Yokohama Rubber Co. Ltd.	104,912	2,225
	Tokyo Century Corp.	47,283	2,214
	Kinden Corp.	133,921	2,200
	Seino Holdings Co. Ltd.	157,110	2,172
	Nifco Inc.	88,810	2,162
	Kagome Co. Ltd.	80,534	2,149
	Nippon Kayaku Co. Ltd.	168,718	2,124
	Credit Saison Co. Ltd.	160,725	2,118

	Nippon Shokubai Co. Ltd.	31,852	2,111
	Sundrug Co. Ltd.	65,893	2,109
	Shinsei Bank Ltd.	155,573	2,106
	Takashimaya Co. Ltd.	153,957	2,092
	Zensho Holdings Co. Ltd.	89,970	2,079
	Itochu Techno-Solutions Corp.	99,614	2,078
	Hachijuni Bank Ltd.	468,906	2,076
	GMO Payment Gateway Inc.	40,092	2,075
	Capcom Co. Ltd.	95,868	2,064
	Takara Holdings Inc.	179,179	2,053
	Ain Holdings Inc.	27,807	2,036
	Sawai Pharmaceutical Co. Ltd.	39,448	2,033
	Sankyo Co. Ltd.	51,778	2,007
	Izumi Co. Ltd.	39,615	1,998
	Nishi-Nippon Railroad Co. Ltd.	77,947	1,991
	Aeon Mall Co. Ltd.	119,801	1,991
	Daiichikosho Co. Ltd.	42,107	1,989
	Maruichi Steel Tube Ltd.	61,927	1,989
	Shikoku Electric Power Co. Inc.	155,325	1,968
	Seven Bank Ltd.	658,672	1,962
	DeNA Co. Ltd.	110,135	1,949
	Tsumura & Co.	66,365	1,936
	Welcia Holdings Co. Ltd.	50,982	1,934
	TechnoPro Holdings Inc.	36,541	1,920
	K’s Holdings Corp.	192,360	1,917
	Gunma Bank Ltd.	432,972	1,908
	Horiba Ltd.	38,620	1,901
	Shimamura Co. Ltd.	21,951	1,901
	Nippon Paper Industries Co. Ltd.	96,709	1,896
*,^	LINE Corp.	52,310	1,884
	Rengo Co. Ltd.	213,026	1,865
	Benesse Holdings Inc.	71,118	1,857
	Furukawa Electric Co. Ltd.	61,873	1,856
	Aica Kogyo Co. Ltd.	52,355	1,841
	Mabuchi Motor Co. Ltd.	52,261	1,833
	NOK Corp.	112,529	1,817
	Japan Airport Terminal Co. Ltd.	46,583	1,785
	Mitsubishi Logistics Corp.	69,600	1,783
	Bic Camera Inc.	151,493	1,781
	Goldwin Inc.	18,016	1,774
	Zenkoku Hosho Co. Ltd.	50,265	1,762
^	Sumitomo Forestry Co. Ltd.	135,086	1,762
	NET One Systems Co. Ltd.	83,512	1,750
	Hiroshima Bank Ltd.	298,826	1,730
	Morinaga & Co. Ltd.	41,510	1,706
	SCREEN Holdings Co. Ltd.	39,717	1,702
	SCSK Corp.	41,905	1,696
	Cosmos Pharmaceutical Corp.	8,759	1,677
	Penta-Ocean Construction Co. Ltd.	284,675	1,671
	Hitachi Chemical Co. Ltd.	101,203	1,669
	Sharp Corp.	155,015	1,650
	Ibiden Co. Ltd.	113,179	1,650
	Toyoda Gosei Co. Ltd.	75,359	1,649
	Kaken Pharmaceutical Co. Ltd.	34,739	1,641
	GS Yuasa Corp.	78,439	1,637
	Sumitomo Osaka Cement Co. Ltd.	36,627	1,625
	SHO-BOND Holdings Co. Ltd.	22,993	1,625

	Nipro Corp.	120,648	1,619
	Nippon Suisan Kaisha Ltd.	261,275	1,614
	Chugoku Bank Ltd.	175,001	1,607
	Nagase & Co. Ltd.	108,785	1,592
	OSG Corp.	77,697	1,590
	Tokuyama Corp.	68,082	1,589
	Ulvac Inc.	48,075	1,586
	Ship Healthcare Holdings Inc.	41,705	1,577
	ADEKA Corp.	99,738	1,573
	Wacoal Holdings Corp.	57,967	1,572
	Kyushu Financial Group Inc.	385,591	1,571
	Fancl Corp.	72,068	1,558
	OKUMA Corp.	30,040	1,554
	Nihon Unisys Ltd.	64,899	1,551
	Cosmo Energy Holdings Co. Ltd.	68,001	1,539
	Toda Corp.	240,020	1,535
	Iyo Bank Ltd.	277,225	1,532
	PALTAC Corp.	31,752	1,530
	TS Tech Co. Ltd.	50,761	1,527
	NHK Spring Co. Ltd.	163,841	1,520
*	Hokuriku Electric Power Co.	172,242	1,516
	Sugi Holdings Co. Ltd.	36,231	1,504
	ABC-Mart Inc.	26,066	1,498
	Daido Steel Co. Ltd.	35,545	1,486
	Japan Post Insurance Co. Ltd.	65,028	1,484
	Topcon Corp.	109,214	1,473
	Hokuhoku Financial Group Inc.	128,205	1,470
	Amano Corp.	70,380	1,467
	Zeon Corp.	142,514	1,465
	NTN Corp.	443,317	1,457
	Toagosei Co. Ltd.	125,014	1,456
	Sapporo Holdings Ltd.	63,608	1,453
	Citizen Watch Co. Ltd.	270,981	1,446
	Nippon Gas Co. Ltd.	39,217	1,443
	Dowa Holdings Co. Ltd.	45,029	1,443
	Toyo Tire Corp.	102,130	1,436
	Nishi-Nippon Financial Holdings Inc.	156,742	1,414
	Kyudenko Corp.	39,318	1,414
	Fuji Oil Holdings Inc.	44,590	1,407
	Fuji Seal International Inc.	42,303	1,405
	Iwatani Corp.	40,511	1,385
*	Kansai Mirai Financial Group Inc.	185,832	1,381
	Glory Ltd.	55,043	1,367
	Ushio Inc.	119,137	1,357
	Maeda Corp.	137,077	1,354
	DMG Mori Co. Ltd.	99,124	1,349
^	Acom Co. Ltd.	383,226	1,343
	Nikkon Holdings Co. Ltd.	52,853	1,331
	Toyobo Co. Ltd.	88,892	1,319
	Mitsui Mining & Smelting Co. Ltd.	55,745	1,315
	Nippon Light Metal Holdings Co. Ltd.	591,746	1,313
	Hazama Ando Corp.	197,559	1,308
	Fukuyama Transporting Co. Ltd.	32,445	1,305
	FP Corp.	22,893	1,301
	Tadano Ltd.	114,066	1,300
	Miraca Holdings Inc.	52,042	1,287
	Nisshinbo Holdings Inc.	146,911	1,282

	Hokkaido Electric Power Co. Inc.	184,470	1,279
	77 Bank Ltd.	72,570	1,278
	Lasertec Corp.	38,723	1,276
	Kokuyo Co. Ltd.	86,607	1,265
	Nishimatsu Construction Co. Ltd.	54,041	1,260
*	Daishi Hokuetsu Financial Group Inc.	43,748	1,259
^	Toho Holdings Co. Ltd.	51,360	1,258
	Colowide Co. Ltd.	57,837	1,257
	Open House Co. Ltd.	29,762	1,246
	Tsubakimoto Chain Co.	33,444	1,238
	Shimachu Co. Ltd.	43,188	1,238
	Fujikura Ltd.	280,522	1,231
	Maruha Nichiro Corp.	36,032	1,228
	H2O Retailing Corp.	87,100	1,226
^	Sanrio Co. Ltd.	59,176	1,225
	Kenedix Inc.	232,008	1,222
	Pilot Corp.	24,884	1,215
	Shiga Bank Ltd.	51,565	1,200
	Kureha Corp.	19,126	1,200
	HIS Co. Ltd.	31,648	1,197
	Sumitomo Bakelite Co. Ltd.	32,051	1,195
^	Outsourcing Inc.	103,730	1,191
	Hitachi Transport System Ltd.	42,599	1,190
	Okumura Corp.	37,285	1,178
	Kyoritsu Maintenance Co. Ltd.	25,788	1,178
	Morinaga Milk Industry Co. Ltd.	40,213	1,170
	Japan Steel Works Ltd.	63,181	1,169
	Matsui Securities Co. Ltd.	108,223	1,163
	San-In Godo Bank Ltd.	159,598	1,158
	Sushiro Global Holdings Ltd.	19,717	1,155
	Maeda Road Construction Co. Ltd.	59,129	1,151
	Leopalace21 Corp.	242,676	1,150
	Mochida Pharmaceutical Co. Ltd.	12,840	1,139
	Nihon Parkerizing Co. Ltd.	94,951	1,124
*,^	Kawasaki Kisen Kaisha Ltd.	85,814	1,120
	Tokyo Seimitsu Co. Ltd.	38,221	1,119
	Yaoko Co. Ltd.	21,301	1,117
	Aoyama Trading Co. Ltd.	44,482	1,111
	Kusuri no Aoki Holdings Co. Ltd.	16,726	1,110
	Heiwa Corp.	52,456	1,108
	Lintec Corp.	49,767	1,102
	Kumagai Gumi Co. Ltd.	34,937	1,096
	Okamura Corp.	84,623	1,091
	Sangetsu Corp.	59,605	1,089
	Megmilk Snow Brand Co. Ltd.	41,006	1,088
	Ariake Japan Co. Ltd.	17,917	1,088
	Jafco Co. Ltd.	30,955	1,086
	Infomart Corp.	101,416	1,082
	Meitec Corp.	24,781	1,082
	Tokyo Ohka Kogyo Co. Ltd.	38,316	1,077
	Nomura Co. Ltd.	39,520	1,076
^	Shochiku Co. Ltd.	10,656	1,071
	Autobacs Seven Co. Ltd.	63,514	1,063
	Sakata Seed Corp.	31,850	1,054
	Duskin Co. Ltd.	43,595	1,049
	Oki Electric Industry Co. Ltd.	81,010	1,046
	Trusco Nakayama Corp.	39,218	1,035

	Inaba Denki Sangyo Co. Ltd.	26,480	1,034
	Fuji Corp.	79,136	1,033
	Takasago Thermal Engineering Co. Ltd.	65,198	1,028
^	Yoshinoya Holdings Co. Ltd.	64,802	1,026
	Benefit One Inc.	30,260	1,024
	Tomy Co. Ltd.	96,686	1,024
	Mirait Holdings Corp.	70,638	1,021
	Takara Bio Inc.	44,986	1,021
	Kandenko Co. Ltd.	108,014	1,015
	Nippo Corp.	52,963	1,011
	Shinmaywa Industries Ltd.	74,629	1,008
	Descente Ltd.	48,388	1,008
	Daiwabo Holdings Co. Ltd.	18,716	1,007
	Hanwa Co. Ltd.	36,229	1,006
	Awa Bank Ltd.	36,124	1,001
^	Japan Lifeline Co. Ltd.	65,708	1,000
	Sumitomo Mitsui Construction Co. Ltd.	155,932	996
	Toyota Boshoku Corp.	61,026	993
	Topre Corp.	45,112	988
	Shima Seiki Manufacturing Ltd.	30,068	982
	Tokai Tokyo Financial Holdings Inc.	221,034	974
	Kanematsu Corp.	80,714	972
	Koei Tecmo Holdings Co. Ltd.	57,587	966
	Nichias Corp.	55,240	958
	Hitachi Capital Corp.	41,902	955
	Fuyo General Lease Co. Ltd.	19,111	955
^	GungHo Online Entertainment Inc.	403,650	953
	Daio Paper Corp.	73,566	945
	United Arrows Ltd.	26,378	936
	Central Glass Co. Ltd.	42,416	935
	Takuma Co. Ltd.	73,752	935
	Mitsubishi Pencil Co. Ltd.	45,392	929
	EDION Corp.	91,557	929
	Resorttrust Inc.	65,194	914
	Kiyo Bank Ltd.	63,300	911
	cocokara fine Inc.	19,615	910
	DCM Holdings Co. Ltd.	88,962	908
	Makino Milling Machine Co. Ltd.	22,114	905
	TOKAI Holdings Corp.	113,075	905
	Mani Inc.	20,505	898
	Toei Co. Ltd.	7,268	894
	Valor Holdings Co. Ltd.	36,725	892
	Fuji Soft Inc.	21,903	892
	Paramount Bed Holdings Co. Ltd.	21,211	889
	Yamato Kogyo Co. Ltd.	34,054	889
	Iriso Electronics Co. Ltd.	21,507	881
	Toyo Ink SC Holdings Co. Ltd.	38,822	880
	Nippon Flour Mills Co. Ltd.	52,363	879
	Daiseki Co. Ltd.	37,020	873
	Canon Marketing Japan Inc.	44,989	871
	Ogaki Kyoritsu Bank Ltd.	41,719	869
	SMS Co. Ltd.	52,668	869
	Senko Group Holdings Co. Ltd.	106,310	866
	NS Solutions Corp.	32,748	863
	KH Neochem Co. Ltd.	36,637	862
	FCC Co. Ltd.	33,838	860
	Mandom Corp.	36,527	859

	Tokyo Steel Manufacturing Co. Ltd.	101,349	856
	Nippon Seiki Co. Ltd.	45,791	850
	Tokai Rika Co. Ltd.	47,670	848
	Joyful Honda Co. Ltd.	64,114	844
	GMO internet Inc.	62,312	842
	Nippon Sheet Glass Co. Ltd.	93,082	842
	Kissei Pharmaceutical Co. Ltd.	30,852	838
	Itoham Yonekyu Holdings Inc.	131,536	837
*	Mitsui E&S Holdings Co. Ltd.	73,957	835
	Okinawa Electric Power Co. Inc.	44,095	834
	As One Corp.	11,842	832
	KYORIN Holdings Inc.	38,887	826
	Digital Garage Inc.	34,248	824
	Zenrin Co. Ltd.	32,395	822
	Fujitec Co. Ltd.	74,940	818
	Eizo Corp.	20,810	807
	Seiren Co. Ltd.	48,282	806
	Okamoto Industries Inc.	15,531	798
	NSD Co. Ltd.	37,526	797
	Systena Corp.	71,880	795
	JINS Inc.	15,830	794
	Atom Corp.	86,651	789
	Keihin Corp.	43,899	786
	Unipres Corp.	40,520	784
	JCR Pharmaceuticals Co. Ltd.	14,933	777
	Milbon Co. Ltd.	19,314	776
	Nippon Television Holdings Inc.	49,362	775
*,^	Aiful Corp.	301,642	772
^	Tokyo Dome Corp.	91,567	769
	Komeri Co. Ltd.	30,370	768
	San-A Co. Ltd.	19,316	768
	Nippon Densetsu Kogyo Co. Ltd.	34,938	766
	Asahi Holdings Inc.	35,858	765
	Kotobuki Spirits Co. Ltd.	20,313	760
	Hokuetsu Corp.	138,756	753
	Juroku Bank Ltd.	34,137	749
	Aeon Delight Co. Ltd.	20,114	747
	Nippon Soda Co. Ltd.	29,473	747
	Heiwado Co. Ltd.	32,062	744
	Totetsu Kogyo Co. Ltd.	27,570	743
	Nachi-Fujikoshi Corp.	18,513	743
	Arcs Co. Ltd.	33,241	743
^	Suruga Bank Ltd.	172,283	739
	Hokkoku Bank Ltd.	24,584	739
	Ryobi Ltd.	28,677	738
	Taikisha Ltd.	27,667	736
	Justsystems Corp.	36,042	734
	Toshiba Plant Systems & Services Corp.	39,031	734
	Ichigo Inc.	212,243	734
	DTS Corp.	20,706	733
	Hyakugo Bank Ltd.	202,238	732
	Jeol Ltd.	40,325	732
	Keiyo Bank Ltd.	116,053	732
	North Pacific Bank Ltd.	272,893	730
	Fuji Kyuko Co. Ltd.	23,893	729
	Senshu Ikeda Holdings Inc.	265,164	727
	Ichibanya Co. Ltd.	17,824	726

	Nichiha Corp.	28,268	725
	Kanamoto Co. Ltd.	26,075	724
^	Katitas Co. Ltd.	25,000	716
	Exedy Corp.	28,363	715
	Ohsho Food Service Corp.	10,650	714
	Nisshin Oillio Group Ltd.	24,890	713
	IBJ Leasing Co. Ltd.	30,766	709
	Musashino Bank Ltd.	30,851	708
	Noevir Holdings Co. Ltd.	16,427	703
	Fujitsu General Ltd.	54,440	701
	Fuji Media Holdings Inc.	46,684	691
	Round One Corp.	60,701	691
	Hogy Medical Co. Ltd.	20,596	688
	Gunze Ltd.	16,422	685
	Internet Initiative Japan Inc.	28,973	683
	Nitta Corp.	20,811	682
	V Technology Co. Ltd.	4,779	682
	Kitz Corp.	83,288	682
	Showa Corp.	52,872	682
	ZERIA Pharmaceutical Co. Ltd.	41,205	681
	Sumitomo Warehouse Co. Ltd.	52,936	681
	Okasan Securities Group Inc.	154,956	681
	Takara Standard Co. Ltd.	47,481	681
	Showa Sangyo Co. Ltd.	25,886	680
	Earth Corp.	14,239	679
	Starts Corp. Inc.	30,160	677
^	Orient Corp.	569,845	671
	Eiken Chemical Co. Ltd.	29,556	670
^	MOS Food Services Inc.	26,586	668
	kabu.com Securities Co. Ltd.	134,129	667
	Tokyu Construction Co. Ltd.	71,380	665
	Tsubaki Nakashima Co. Ltd.	40,102	664
	S Foods Inc.	18,236	662
	Maxell Holdings Ltd.	46,202	659
	Pacific Industrial Co. Ltd.	46,492	658
	Kato Sangyo Co. Ltd.	22,399	655
	Financial Products Group Co. Ltd.	59,518	654
	Ryosan Co. Ltd.	23,278	651
	Japan Material Co. Ltd.	56,236	651
	Nichi-iko Pharmaceutical Co. Ltd.	43,005	649
	Shibuya Corp.	19,504	649
	Ai Holdings Corp.	37,136	647
	Musashi Seimitsu Industry Co. Ltd.	44,404	646
	Nanto Bank Ltd.	31,521	644
	Wacom Co. Ltd.	144,631	641
	Tokyo Broadcasting System Holdings Inc.	36,837	639
	Royal Holdings Co. Ltd.	25,979	634
	Kohnan Shoji Co. Ltd.	24,977	631
^	UACJ Corp.	29,269	631
	Nippon Steel & Sumikin Bussan Corp.	15,035	629
	Monex Group Inc.	178,218	623
	Yamazen Corp.	61,992	623
	Inabata & Co. Ltd.	47,198	622
	Japan Petroleum Exploration Co. Ltd.	33,137	622
	Koshidaka Holdings Co. Ltd.	43,068	617
	Nojima Corp.	31,150	615
	Morita Holdings Corp.	37,916	614

	Onward Holdings Co. Ltd.	104,959	614
	Bank of Okinawa Ltd.	21,480	613
	TPR Co. Ltd.	28,572	610
	Nissan Shatai Co. Ltd.	66,710	610
	Takeuchi Manufacturing Co. Ltd.	33,441	609
	Heiwa Real Estate Co. Ltd.	32,835	607
	Futaba Corp.	38,435	606
	Hyakujushi Bank Ltd.	25,979	605
	Digital Arts Inc.	9,356	605
	Kumiai Chemical Industry Co. Ltd.	97,337	605
	Toshiba TEC Corp.	25,088	602
^	Towa Pharmaceutical Co. Ltd.	8,560	602
	Yamagata Bank Ltd.	33,058	599
	United Super Markets Holdings Inc.	55,835	598
	Macnica Fuji Electronics Holdings Inc.	45,659	597
	Seiko Holdings Corp.	28,293	596
	Transcosmos Inc.	28,577	595
	Yodogawa Steel Works Ltd.	29,070	591
	Unizo Holdings Co. Ltd.	31,092	588
	Chudenko Corp.	27,582	587
	Prima Meat Packers Ltd.	30,865	584
^	Hirata Corp.	9,415	583
	TOMONY Holdings Inc.	157,508	583
	Noritake Co. Ltd.	12,240	581
	Sato Holdings Corp.	24,293	575
	BML Inc.	20,803	574
	Kameda Seika Co. Ltd.	12,638	574
	Meidensha Corp.	42,416	572
	Japan Wool Textile Co. Ltd.	71,200	572
	Funai Soken Holdings Inc.	33,756	571
	Menicon Co. Ltd.	22,792	567
	KOMEDA Holdings Co. Ltd.	29,458	564
	TSI Holdings Co. Ltd.	83,884	564
	SKY Perfect JSAT Holdings Inc.	127,830	563
	Taiyo Holdings Co. Ltd.	18,420	561
	Nissin Kogyo Co. Ltd.	41,123	560
	Nikkiso Co. Ltd.	60,120	559
	Daikyonishikawa Corp.	53,745	556
^	Create Restaurants Holdings Inc.	49,088	550
	Hamakyorex Co. Ltd.	15,329	548
	Hitachi Zosen Corp.	164,434	547
	Bank of Nagoya Ltd.	18,818	547
	Optex Group Co. Ltd.	31,068	546
	Sekisui Jushi Corp.	28,971	546
	OBIC Business Consultants Co. Ltd.	14,732	545
	Nagaileben Co. Ltd.	27,183	544
	Nishio Rent All Co. Ltd.	17,333	544
	Idec Corp.	29,479	543
	Japan Aviation Electronics Industry Ltd.	41,591	542
	Piolax Inc.	26,488	541
	Aomori Bank Ltd.	20,910	538
	Anicom Holdings Inc.	19,134	538
	Bank of Iwate Ltd.	17,724	538
	Raito Kogyo Co. Ltd.	43,988	538
^	Macromill Inc.	37,687	537
	Saibu Gas Co. Ltd.	23,992	536
	Nippon Signal Company Ltd.	61,421	535

	Saizeriya Co. Ltd.	28,081	534
	Japan Securities Finance Co. Ltd.	97,181	533
	Sanyo Special Steel Co. Ltd.	24,577	533
	KYB Corp.	19,627	532
	Komori Corp.	49,787	530
	Hiday Hidaka Corp.	26,863	529
^	Nissha Co. Ltd.	39,928	524
	Adastria Co. Ltd.	28,472	523
	Arata Corp.	13,049	523
	Toho Bank Ltd.	181,450	522
	Kisoji Co. Ltd.	23,200	522
	Sanken Electric Co. Ltd.	24,497	513
	Toshiba Machine Co. Ltd.	25,494	513
	EPS Holdings Inc.	33,649	511
	Shinko Electric Industries Co. Ltd.	74,093	511
	Create SD Holdings Co. Ltd.	20,199	508
	Belluna Co. Ltd.	53,677	508
^	Megachips Corp.	19,517	506
	Oita Bank Ltd.	16,529	506
	Prestige International Inc.	42,303	505
	Yokogawa Bridge Holdings Corp.	27,559	503
	Nichicon Corp.	63,014	501
	Daiho Corp.	15,625	499
	Yuasa Trading Co. Ltd.	17,026	499
	Sanyo Chemical Industries Ltd.	10,352	497
	Max Co. Ltd.	36,918	492
	Elecom Co. Ltd.	18,411	492
	Chugoku Marine Paints Ltd.	54,936	491
	Sakata INX Corp.	44,906	491
	Axial Retailing Inc.	15,434	490
	CKD Corp.	51,845	490
	Hosiden Corp.	64,434	490
^	Modec Inc.	21,809	489
	Fujicco Co. Ltd.	22,901	488
	Tsukishima Kikai Co. Ltd.	37,137	486
	Daihen Corp.	21,508	483
	Kadokawa Dwango Corp.	44,444	482
	Kintetsu World Express Inc.	33,235	482
	Toho Zinc Co. Ltd.	14,538	481
	Tamura Corp.	86,347	479
	Wakita & Co. Ltd.	44,899	478
	TKC Corp.	13,532	477
	Oiles Corp.	28,471	476
^	Ringer Hut Co. Ltd.	22,198	475
	Daibiru Corp.	47,487	473
	Doutor Nichires Holdings Co. Ltd.	24,671	472
	Sanki Engineering Co. Ltd.	45,098	471
	Maeda Kosen Co. Ltd.	20,000	470
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,262	470
	Kura Corp.	9,055	469
	Seikagaku Corp.	41,322	469
	ASKUL Corp.	23,205	469
	San-Ai Oil Co. Ltd.	53,242	468
	Mitsui Sugar Co. Ltd.	17,229	468
	Ricoh Leasing Co. Ltd.	15,237	466
	Kurabo Industries Ltd.	21,605	466
	Nitto Kogyo Corp.	25,777	466

	Jaccs Co. Ltd.	27,084	465
	Bank of the Ryukyus Ltd.	44,542	465
	Computer Engineering & Consulting Ltd.	26,028	462
	NEC Networks & System Integration Corp.	20,895	462
	Tokyotokeiba Co. Ltd.	16,930	461
^	Chiyoda Corp.	150,408	457
	Gree Inc.	100,639	457
	Sakai Moving Service Co. Ltd.	8,359	456
	Shoei Co. Ltd.	13,200	456
	Marusan Securities Co. Ltd.	61,729	455
	Furukawa Co. Ltd.	35,647	455
	Takasago International Corp.	14,633	453
	Token Corp.	7,666	452
	Osaka Soda Co. Ltd.	19,719	452
	Sintokogio Ltd.	53,278	451
	Bando Chemical Industries Ltd.	45,003	450
	Giken Ltd.	15,037	450
	Koa Corp.	31,369	449
	Star Micronics Co. Ltd.	30,543	449
	Nitto Boseki Co. Ltd.	25,469	448
	Aida Engineering Ltd.	61,934	448
	Tokai Corp.	17,218	448
	Plenus Co. Ltd.	26,490	447
	Noritz Corp.	32,141	447
^	Siix Corp.	31,736	446
*,^	Japan Display Inc.	669,239	446
	Nippon Ceramic Co. Ltd.	19,210	446
	Maruwa Co. Ltd.	7,562	445
	Mizuno Corp.	18,915	442
	Life Corp.	20,610	442
	Solasto Corp.	46,800	442
^	Monogatari Corp.	5,071	440
	Teikoku Sen-I Co. Ltd.	21,603	439
	Clarion Co. Ltd.	19,105	439
	Broadleaf Co. Ltd.	85,626	438
	Yamanashi Chuo Bank Ltd.	34,257	437
	Nissin Electric Co. Ltd.	49,890	437
	Press Kogyo Co. Ltd.	80,393	436
	Kanto Denka Kogyo Co. Ltd.	52,387	436
	Nishimatsuya Chain Co. Ltd.	52,580	433
	T-Gaia Corp.	22,204	433
	TOC Co. Ltd.	56,692	429
	Tosho Co. Ltd.	13,962	427
	Toridoll Holdings Corp.	23,300	425
*,^	RENOVA Inc.	43,300	424
	AOKI Holdings Inc.	35,723	421
	TV Asahi Holdings Corp.	22,700	420
	Bunka Shutter Co. Ltd.	61,048	420
	Shizuoka Gas Co. Ltd.	51,638	418
	Riso Kagaku Corp.	27,583	417
	Miyazaki Bank Ltd.	16,571	417
	Tachi-S Co. Ltd.	30,271	416
^	Zojirushi Corp.	39,698	416
	Dexerials Corp.	50,980	415
	Matsuya Co. Ltd.	44,819	413
^	Nippon Carbon Co. Ltd.	10,351	411
	Konoike Transport Co. Ltd.	27,359	410

	Mitsuboshi Belting Ltd.	21,402	409
	LEC Inc.	27,484	409
^	Aruhi Corp.	19,200	408
	MCJ Co. Ltd.	60,108	407
	Topy Industries Ltd.	18,918	406
	Shikoku Chemicals Corp.	36,844	406
^	Istyle Inc.	53,276	406
	Tocalo Co. Ltd.	47,456	405
	LIFULL Co. Ltd.	61,339	404
*	Ishihara Sangyo Kaisha Ltd.	39,439	402
*,^	Sourcenext Corp.	81,800	402
^	Miroku Jyoho Service Co. Ltd.	17,312	400
	Fujimori Kogyo Co. Ltd.	15,330	400
	Sumitomo Seika Chemicals Co. Ltd.	10,059	399
^	Link And Motivation Inc.	47,500	399
	Itochu Enex Co. Ltd.	45,588	399
	ESPEC Corp.	21,712	398
	DyDo Group Holdings Inc.	8,259	398
	Bell System24 Holdings Inc.	29,748	397
^	Dip Corp.	21,706	396
	Mitsubishi Shokuhin Co. Ltd.	15,135	396
	Pressance Corp.	29,063	396
	Qol Holdings Co. Ltd.	25,327	396
	Joshin Denki Co. Ltd.	18,914	395
	Tokyo Kiraboshi Financial Group Inc.	27,965	395
	FULLCAST Holdings Co. Ltd.	22,296	392
	Fukushima Industries Corp.	11,048	392
	SAMTY Co. Ltd.	27,900	392
	Maruzen Showa Unyu Co. Ltd.	15,839	390
	Asahi Diamond Industrial Co. Ltd.	58,660	389
	Yellow Hat Ltd.	16,433	388
	COLOPL Inc.	53,582	388
	Chofu Seisakusho Co. Ltd.	20,911	387
	Fujimi Inc.	18,610	384
	Retail Partners Co. Ltd.	37,300	384
	Geo Holdings Corp.	24,964	383
	Konishi Co. Ltd.	26,280	382
	Sankyo Tateyama Inc.	30,677	380
	Tsurumi Manufacturing Co. Ltd.	22,604	380
^	Nextage Co. Ltd.	34,100	379
	Avex Inc.	28,155	379
	Akita Bank Ltd.	18,824	378
	Arcland Sakamoto Co. Ltd.	29,980	377
	Japan Pulp & Paper Co. Ltd.	10,549	377
^	Noritsu Koki Co. Ltd.	23,505	375
	Sanyo Denki Co. Ltd.	9,859	374
	Toppan Forms Co. Ltd.	44,616	374
	Nippon Thompson Co. Ltd.	71,494	372
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,519	372
	Pacific Metals Co. Ltd.	13,833	372
	YAMABIKO Corp.	37,247	370
*,^	euglena Co. Ltd.	68,008	369
	San ju San Financial Group Inc.	24,673	368
^	YA-MAN Ltd.	29,870	368
	Juki Corp.	33,563	367
	Shinko Plantech Co. Ltd.	34,623	367
	Takamatsu Construction Group Co. Ltd.	14,229	367

	NichiiGakkan Co. Ltd.	41,320	367
	T Hasegawa Co. Ltd.	24,799	367
	Tsugami Corp.	55,762	366
^	Vital KSK Holdings Inc.	35,942	366
	Nippon Koei Co. Ltd.	15,535	364
	Sinfonia Technology Co. Ltd.	29,079	363
	Maruwa Unyu Kikan Co. Ltd.	10,847	362
	Kaga Electronics Co. Ltd.	19,418	361
	JVC Kenwood Corp.	153,475	360
	Pack Corp.	13,546	359
	Mitsubishi Logisnext Co. Ltd.	34,461	358
	VT Holdings Co. Ltd.	90,694	357
	Nippon Chemi-Con Corp.	17,796	357
	Chiyoda Co. Ltd.	21,187	357
	Belc Co. Ltd.	8,158	356
	Taihei Dengyo Kaisha Ltd.	15,930	356
	Trancom Co. Ltd.	5,772	355
	Mitsuuroko Group Holdings Co. Ltd.	49,800	354
*	Open Door Inc.	13,600	353
	JCU Corp.	24,498	353
	LIXIL VIVA Corp.	24,500	353
	Doshisha Co. Ltd.	22,997	352
	Foster Electric Co. Ltd.	22,998	352
*	Sogo Medical Holdings Co. Ltd.	20,718	351
^	Yondoshi Holdings Inc.	17,418	350
	Fukui Bank Ltd.	23,996	350
	Obara Group Inc.	10,645	349
	Ichikoh Industries Ltd.	62,744	348
	Riken Corp.	7,660	347
	CMK Corp.	53,781	345
	Riken Keiki Co. Ltd.	18,920	345
	Melco Holdings Inc.	10,659	345
	Shindengen Electric Manufacturing Co. Ltd.	8,664	344
	Toyo Tanso Co. Ltd.	16,135	344
	Shikoku Bank Ltd.	35,436	342
*	Mitsui-Soko Holdings Co. Ltd.	19,300	341
	Ehime Bank Ltd.	35,241	340
	Eighteenth Bank Ltd.	13,931	340
^	Shoei Foods Corp.	14,041	340
^	Vector Inc.	25,894	337
	Yokohama Reito Co. Ltd.	39,527	336
	Kyoei Steel Ltd.	20,502	335
	Valqua Ltd.	17,131	334
	Kobe Bussan Co. Ltd.	10,750	334
	Enplas Corp.	12,251	333
	Nohmi Bosai Ltd.	19,600	331
	Hokuto Corp.	18,105	330
	Eagle Industry Co. Ltd.	27,976	330
	Sakai Chemical Industry Co. Ltd.	15,728	329
	Fuso Chemical Co. Ltd.	16,712	328
^	Pepper Food Service Co. Ltd.	13,800	326
	Fuji Co. Ltd.	19,216	326
	Yurtec Corp.	38,451	325
	UKC Holdings Corp.	18,327	324
	Tsukui Corp.	43,784	324
	Aichi Steel Corp.	10,247	323
	Akatsuki Inc.	5,600	321

*	Vision Inc.	8,471	319
	Relia Inc.	36,606	319
	Shin-Etsu Polymer Co. Ltd.	42,332	319
	Sun Frontier Fudousan Co. Ltd.	29,004	319
^	Nissei ASB Machine Co. Ltd.	8,963	318
	Anest Iwata Corp.	36,950	318
	Osaki Electric Co. Ltd.	47,810	317
	Dai-Dan Co. Ltd.	14,869	315
	Inageya Co. Ltd.	26,665	314
^	J Trust Co. Ltd.	83,043	312
	Hioki EE Corp.	8,259	311
	Marudai Food Co. Ltd.	19,197	310
*	M&A Capital Partners Co. Ltd.	6,672	309
	Aichi Bank Ltd.	9,459	308
	Sumitomo Riko Co. Ltd.	34,333	308
	Tanseisha Co. Ltd.	28,849	307
	Futaba Industrial Co. Ltd.	58,929	307
	Tonami Holdings Co. Ltd.	5,869	307
	Okabe Co. Ltd.	38,911	306
	Kanematsu Electronics Ltd.	10,345	303
	Ines Corp.	24,988	303
	Tayca Corp.	18,588	302
	Sodick Co. Ltd.	39,714	301
	Nippon Road Co. Ltd.	5,174	301
	Yorozu Corp.	21,613	299
	Sanyo Electric Railway Co. Ltd.	15,723	299
	J-Oil Mills Inc.	8,558	299
*	Unitika Ltd.	63,043	298
	Meisei Industrial Co. Ltd.	45,984	297
	Hosokawa Micron Corp.	7,271	297
^	Nippon Yakin Kogyo Co. Ltd.	126,334	296
	Daido Metal Co. Ltd.	41,934	296
	Information Services International-Dentsu Ltd.	11,046	295
	METAWATER Co. Ltd.	10,548	294
	Xebio Holdings Co. Ltd.	24,898	292
	Chubu Shiryo Co. Ltd.	28,679	292
	Mie Kotsu Group Holdings Inc.	51,136	291
	W-Scope Corp.	27,783	291
	KFC Holdings Japan Ltd.	15,934	290
	Tosei Corp.	30,673	288
	Tekken Corp.	11,842	287
	Tachibana Eletech Co. Ltd.	19,900	286
	G-Tekt Corp.	19,404	285
	Shinko Shoji Co. Ltd.	18,415	285
	Nittetsu Mining Co. Ltd.	6,872	284
	Cawachi Ltd.	14,446	284
	Intage Holdings Inc.	35,650	283
	Ichiyoshi Securities Co. Ltd.	33,938	282
	Central Security Patrols Co. Ltd.	6,902	281
	Sanshin Electronics Co. Ltd.	18,183	281
	Tokyo Individualized Educational Institute Inc.	22,804	280
	PAL GROUP Holdings Co. Ltd.	10,151	280
^	Fixstars Corp.	21,100	280
*,^	KLab Inc.	32,964	279
	Keihanshin Building Co. Ltd.	34,031	279
	Riken Vitamin Co. Ltd.	8,964	279
	St. Marc Holdings Co. Ltd.	12,234	278

	Canon Electronics Inc.	16,916	278
	Tokushu Tokai Paper Co. Ltd.	7,860	277
	Daiichi Jitsugyo Co. Ltd.	8,757	277
	Toho Titanium Co. Ltd.	30,250	277
	Kappa Create Co. Ltd.	21,493	276
	Sinko Industries Ltd.	21,609	276
	Rheon Automatic Machinery Co. Ltd.	21,786	276
	Starzen Co. Ltd.	8,066	276
	Takara Leben Co. Ltd.	87,412	274
	Trust Tech Inc.	9,087	272
	Achilles Corp.	14,830	271
	OSJB Holdings Corp.	96,929	270
	Key Coffee Inc.	14,522	270
	Kanagawa Chuo Kotsu Co. Ltd.	7,970	270
	OSAKA Titanium Technologies Co. Ltd.	17,314	266
^	Hoosiers Holdings	43,400	266
^	Strike Co. Ltd.	14,230	265
	Union Tool Co.	9,356	264
	Sagami Holdings Corp.	21,911	264
	Denki Kogyo Co. Ltd.	11,746	264
	JAC Recruitment Co. Ltd.	13,034	263
	Nippon Denko Co. Ltd.	128,576	263
*	Kintetsu Department Store Co. Ltd.	8,458	263
	Kenko Mayonnaise Co. Ltd.	13,938	262
	Neturen Co. Ltd.	32,940	261
	Ryoyo Electro Corp.	19,006	260
	Nippon Kanzai Co. Ltd.	15,025	259
	Pasona Group Inc.	20,420	259
	Nagatanien Holdings Co. Ltd.	11,948	258
	Iino Kaiun Kaisha Ltd.	72,895	258
	Fujibo Holdings Inc.	10,449	258
	Oyo Corp.	24,402	257
	Torii Pharmaceutical Co. Ltd.	11,642	256
	Daiwa Industries Ltd.	25,477	256
	Toyo Construction Co. Ltd.	66,670	255
	Toa Corp./Tokyo	20,118	255
^	Sumida Corp.	22,655	254
	Kato Works Co. Ltd.	10,150	254
	Namura Shipbuilding Co. Ltd.	60,954	254
	KAWADA TECHNOLOGIES Inc.	4,080	254
	Matsuyafoods Holdings Co. Ltd.	7,563	251
	Hibiya Engineering Ltd.	15,995	250
	Feed One Co. Ltd.	156,542	249
	Dai Nippon Toryo Co. Ltd.	26,686	249
	Towa Bank Ltd.	37,747	248
^	Kitanotatsujin Corp.	62,800	247
	Roland DG Corp.	12,646	246
	Rock Field Co. Ltd.	17,912	246
	Nichiban Co. Ltd.	13,500	246
	Mitsuba Corp.	39,539	245
	Itochu-Shokuhin Co. Ltd.	5,776	244
	CONEXIO Corp.	19,124	243
	FIDEA Holdings Co. Ltd.	196,802	242
^	ValueCommerce Co. Ltd.	15,500	242
*	U-Shin Ltd.	26,587	240
	Advan Co. Ltd.	27,787	240
	Shinwa Co. Ltd.	12,549	240

^	Marvelous Inc.	27,269	236
	Alpen Co. Ltd.	15,228	234
	Future Corp.	16,816	234
	Okuwa Co. Ltd.	24,877	233
	Daito Pharmaceutical Co. Ltd.	9,050	233
	Katakura Industries Co. Ltd.	22,201	233
	Alconix Corp.	22,420	232
	Yakuodo Co. Ltd.	9,952	232
	World Holdings Co. Ltd.	9,300	232
	Arcland Service Holdings Co. Ltd.	12,536	231
^	OPT Holding Inc.	15,800	231
^	Yamashin-Filter Corp.	38,399	231
	Tamron Co. Ltd.	14,627	231
	JSP Corp.	11,248	231
	Kamei Corp.	21,596	230
	Goldcrest Co. Ltd.	15,126	230
	Michinoku Bank Ltd.	15,126	229
	GLOBERIDE Inc.	10,200	228
	Mitsui High-Tec Inc.	27,088	228
*	Space Value Holdings Co. Ltd.	26,366	228
	Asunaro Aoki Construction Co. Ltd.	24,800	227
	Fuji Pharma Co. Ltd.	13,730	225
	Micronics Japan Co. Ltd.	30,647	225
	Daikokutenbussan Co. Ltd.	5,977	225
^	Yonex Co. Ltd.	33,828	225
	F@N Communications Inc.	44,003	223
	Tochigi Bank Ltd.	101,542	223
	Kanaden Corp.	21,016	222
	Daiken Corp.	12,935	222
	Kourakuen Holdings Corp.	10,857	222
	Arakawa Chemical Industries Ltd.	18,122	221
^	IDOM Inc.	59,053	221
^	Genky DrugStores Co. Ltd.	9,200	220
*	Remixpoint Inc.	57,367	220
	Kyokuyo Co. Ltd.	8,657	220
	PIA Corp.	6,871	219
	Chukyo Bank Ltd.	11,145	219
	Japan Transcity Corp.	55,776	218
	Komtasu Matere Co. Ltd.	31,943	217
	Itoki Corp.	41,614	216
	Nihon Trim Co. Ltd.	4,379	216
	Jamco Corp.	9,155	214
	Onoken Co. Ltd.	14,130	214
	NS United Kaiun Kaisha Ltd.	8,355	214
	Cosel Co. Ltd.	21,397	213
	France Bed Holdings Co. Ltd.	26,098	213
	Keiyo Co. Ltd.	44,214	211
	Bank of Saga Ltd.	13,244	210
	Nissin Sugar Co. Ltd.	11,300	210
	Kyokuto Securities Co. Ltd.	20,100	210
	Kyosan Electric Manufacturing Co. Ltd.	54,783	208
	Stella Chemifa Corp.	7,859	208
	Aisan Industry Co. Ltd.	30,051	208
	Amuse Inc.	9,354	208
	Happinet Corp.	14,134	207
	Sinanen Holdings Co. Ltd.	10,160	207
	Sekisui Plastics Co. Ltd.	24,382	206

	Warabeya Nichiyo Holdings Co. Ltd.	12,239	206
	Ministop Co. Ltd.	11,444	206
	Tenma Corp.	13,434	205
	Fujiya Co. Ltd.	9,951	205
	ASKA Pharmaceutical Co. Ltd.	19,704	204
	Toyo Kanetsu KK	9,560	204
^	WATAMI Co. Ltd.	15,818	203
*	Sanden Holdings Corp.	26,991	202
	Nihon Tokushu Toryo Co. Ltd.	16,700	202
	Nippon Parking Development Co. Ltd.	139,410	201
	Osaka Steel Co. Ltd.	11,048	201
	Nichiden Corp.	13,940	201
	Chiyoda Integre Co. Ltd.	11,446	201
	WDB Holdings Co. Ltd.	8,476	200
	Nihon Nohyaku Co. Ltd.	44,081	200
	Fuso Pharmaceutical Industries Ltd.	8,667	200
	Rokko Butter Co. Ltd.	10,944	199
	Krosaki Harima Corp.	3,781	199
	Nitto Kohki Co. Ltd.	10,250	198
	Kansai Super Market Ltd.	21,812	197
	ASAHI YUKIZAI Corp.	14,344	196
	Studio Alice Co. Ltd.	8,756	196
	Shinnihon Corp.	21,182	195
	Maezawa Kyuso Industries Co. Ltd.	11,758	195
	Central Sports Co. Ltd.	6,346	194
	Matsuda Sangyo Co. Ltd.	14,643	192
	BRONCO BILLY Co. Ltd.	8,059	192
	Gurunavi Inc.	28,384	191
	Nihon Chouzai Co. Ltd.	6,169	190
*	Pioneer Corp.	315,541	189
	Hisaka Works Ltd.	24,702	188
	Kasai Kogyo Co. Ltd.	23,383	188
	CTS Co. Ltd.	26,491	188
	Toenec Corp.	6,568	188
	Gakken Holdings Co. Ltd.	4,978	186
	Kitagawa Corp.	9,064	186
	Furuno Electric Co. Ltd.	22,289	186
	Aeon Fantasy Co. Ltd.	7,770	185
^	Toho Co. Ltd./Kobe	9,759	185
	Riken Technos Corp.	43,193	183
	Teikoku Electric Manufacturing Co. Ltd.	16,518	183
^	RS Technologies Co. Ltd.	7,200	183
	Nissin Corp.	11,349	183
	Sumitomo Densetsu Co. Ltd.	11,135	182
	ST Corp.	11,249	182
	Iseki & Co. Ltd.	12,431	181
	Denyo Co. Ltd.	14,429	181
	Toa Corp./Hyogo	20,697	181
	CI Takiron Corp.	33,820	181
	Jimoto Holdings Inc.	164,489	180
	Fudo Tetra Corp.	11,772	179
	Mimasu Semiconductor Industry Co. Ltd.	13,834	178
	Fukuda Corp.	4,776	178
	K&O Energy Group Inc.	13,336	177
	Tomoku Co. Ltd.	11,956	176
	Icom Inc.	9,055	176
	Koatsu Gas Kogyo Co. Ltd.	25,873	175

*	Toyo Engineering Corp.	26,894	175
	Fujita Kanko Inc.	6,965	173
	Sac’s Bar Holdings Inc.	17,116	172
	Sanei Architecture Planning Co. Ltd.	11,300	171
	Sanyo Shokai Ltd.	10,548	170
	Uchida Yoko Co. Ltd.	8,159	170
	Yahagi Construction Co. Ltd.	26,986	170
	Torishima Pump Manufacturing Co. Ltd.	20,201	169
	Hokkan Holdings Ltd.	11,355	169
	Kita-Nippon Bank Ltd.	8,864	169
	Mitsubishi Research Institute Inc.	5,771	169
^	Optorun Co. Ltd.	9,600	168
	Pronexus Inc.	18,431	168
	Mars Group Holdings Corp.	8,558	168
	Sankyo Seiko Co. Ltd.	45,635	168
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	167
	Toyo Corp.	22,595	167
	Yushin Precision Equipment Co. Ltd.	19,504	167
	GCA Corp.	25,096	167
	Taisei Lamick Co. Ltd.	6,474	166
	Asahi Co. Ltd.	12,343	166
	Towa Corp.	25,938	165
	Aiphone Co. Ltd.	11,145	165
	Misawa Homes Co. Ltd.	23,905	164
	Tokyo Energy & Systems Inc.	18,910	164
	eRex Co. Ltd.	28,561	163
	Daisyo Corp.	11,758	163
	Fujikura Kasei Co. Ltd.	31,390	162
	Cybozu Inc.	27,188	161
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	160
	Hokkaido Gas Co. Ltd.	11,750	160
	Rorze Corp.	10,556	159
	Mitsui Matsushima Holdings Co. Ltd.	12,541	158
	en-japan Inc.	4,200	158
	Showa Aircraft Industry Co. Ltd.	13,050	158
	Hochiki Corp.	16,200	158
	Zuken Inc.	11,835	157
*,^	Nisso Corp.	8,200	156
^	Meiko Network Japan Co. Ltd.	17,815	155
	Shibusawa Warehouse Co. Ltd.	11,156	155
*,^	Medical Data Vision Co. Ltd.	17,326	155
	Kyodo Printing Co. Ltd.	7,165	153
	MTI Ltd.	26,378	153
	Wowow Inc.	5,849	152
^	Tokyo Rakutenchi Co. Ltd.	3,589	151
	Ryoden Corp.	11,940	150
	Godo Steel Ltd.	9,158	149
	Chuo Spring Co. Ltd.	5,582	149
	Mito Securities Co. Ltd.	59,809	148
	SRA Holdings	6,168	148
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	147
	Chuetsu Pulp & Paper Co. Ltd.	12,059	146
	Kurimoto Ltd.	11,345	145
	Ohara Inc.	9,600	145
	Chori Co. Ltd.	9,952	145
	Organo Corp.	6,169	145
*	Tokyo Base Co. Ltd.	18,700	145

	Gun-Ei Chemical Industry Co. Ltd.	5,977	144
	Chiba Kogyo Bank Ltd.	45,077	144
	Chugai Ro Co. Ltd.	7,671	143
	Tsukuba Bank Ltd.	71,044	143
	Kitano Construction Corp.	4,881	142
	Weathernews Inc.	5,274	140
	Maezawa Kasei Industries Co. Ltd.	15,043	140
	Wellnet Corp.	15,421	139
	Ateam Inc.	8,657	139
	CHIMNEY Co. Ltd.	5,968	138
	Mitsubishi Paper Mills Ltd.	26,469	138
	Parco Co. Ltd.	14,329	136
	Airport Facilities Co. Ltd.	27,315	134
	SMK Corp.	5,774	134
	Seika Corp.	9,954	133
	Aichi Corp.	24,182	133
	Takaoka Toko Co. Ltd.	9,752	133
*,^	Nippon Sharyo Ltd.	5,869	132
	JP-Holdings Inc.	51,145	132
	T RAD Co. Ltd.	6,171	130
	Japan Cash Machine Co. Ltd.	14,225	130
	Okura Industrial Co. Ltd.	7,964	129
^	Hito Communications Inc.	9,253	129
	Halows Co. Ltd.	6,661	129
	Shimizu Bank Ltd.	8,863	126
	Tv Tokyo Holdings Corp.	5,874	124
	Yomiuri Land Co. Ltd.	3,582	124
	Linical Co. Ltd.	9,651	124
	Hakuto Co. Ltd.	11,645	124
	Atsugi Co. Ltd.	13,834	124
	Honeys Holdings Co. Ltd.	14,230	123
	Nippon Coke & Engineering Co. Ltd.	136,722	122
	Paris Miki Holdings Inc.	33,096	122
	CMIC Holdings Co. Ltd.	8,158	122
	Tosho Printing Co. Ltd.	13,922	122
	Toli Corp.	53,895	122
	Elematec Corp.	7,364	121
	SWCC Showa Holdings Co. Ltd.	20,899	121
	PC Depot Corp.	29,370	119
	Taiho Kogyo Co. Ltd.	13,235	119
	Takihyo Co. Ltd.	7,376	119
	Alpha Systems Inc.	5,067	119
	Rhythm Watch Co. Ltd.	7,462	117
	Fuji Oil Co. Ltd.	41,394	116
*	KNT-CT Holdings Co. Ltd.	10,149	115
*	Shin Nippon Biomedical Laboratories Ltd.	17,210	114
	Sanoh Industrial Co. Ltd.	20,698	113
	Srg Takamiya Co. Ltd.	17,916	111
^	COOKPAD Inc.	39,391	111
	Yushiro Chemical Industry Co. Ltd.	9,952	107
	Artnature Inc.	19,006	107
*,^	Akebono Brake Industry Co. Ltd.	70,151	107
	Nihon Yamamura Glass Co. Ltd.	7,862	107
	Cleanup Corp.	19,730	106
	Tokyo Rope Manufacturing Co. Ltd.	11,544	103
	Hodogaya Chemical Co. Ltd.	5,373	103
	Ci:z Holdings Co. Ltd.	1,900	102

	NEC Capital Solutions Ltd.	6,866	102
	Toyo Securities Co. Ltd.	63,682	100
	AOI Electronics Co. Ltd.	4,179	98
	Fukui Computer Holdings Inc.	6,469	97
	CAC Holdings Corp.	11,347	96
	Tokyo Electron Device Ltd.	5,672	92
	Corona Corp. Class A	9,840	92
^	Tateru Inc.	32,365	92
	Gecoss Corp.	9,850	91
*	Gunosy Inc.	4,100	91
*	Kojima Co. Ltd.	16,893	90
	Fujitsu Frontech Ltd.	9,551	88
	Daikoku Denki Co. Ltd.	6,368	87
^	Inaba Seisakusho Co. Ltd.	7,463	84
*,^	FDK Corp.	8,765	84
	Fields Corp.	11,741	82
	Tsutsumi Jewelry Co. Ltd.	4,967	82
	Toa Oil Co. Ltd.	5,274	80
*	SBS Holdings Inc.	5,400	79
	Dai-ichi Seiko Co. Ltd.	6,966	79
	Right On Co. Ltd.	10,250	77
	Shimojima Co. Ltd.	7,851	77
	Zuiko Corp.	3,482	76
*,^	Funai Electric Co. Ltd.	13,832	75
	Sumitomo Precision Products Co. Ltd.	2,687	72
	Toda Kogyo Corp.	3,482	72
*	Senshukai Co. Ltd.	30,450	70
*	Aplus Financial Co. Ltd.	90,572	68
	Toyo Denki Seizo KK	5,569	68
	Nippon Chemiphar Co. Ltd.	2,189	66
*	Kinki Sharyo Co. Ltd.	3,184	58
*	Japan Elevator Service Holdings Co. Ltd.	3,400	55
*	Laox Co. Ltd.	20,983	51
	Nakayama Steel Works Ltd.	9,829	46
	Kamakura Shinsho Ltd.	3,000	39
*	ZIGExN Co. Ltd.	7,000	37
	Riso Kyoiku Co. Ltd.	8,300	34
*	Taki Chemical Co. Ltd.	500	24
*	eGuarantee Inc.	1,500	15
*	Argo Graphics Inc.	200	7
	Kobelco Eco-Solutions Co. Ltd.	200	3
			4,071,312
New Zealand (0.9%)
*	a2 Milk Co. Ltd.	733,922	6,454
	Spark New Zealand Ltd.	1,864,655	5,242
	Fisher & Paykel Healthcare Corp. Ltd.	572,253	4,980
	Auckland International Airport Ltd.	960,854	4,890
	Contact Energy Ltd.	741,027	3,101
	Meridian Energy Ltd.	1,269,480	3,093
	Ryman Healthcare Ltd.	419,960	3,043
*	Fletcher Building Ltd.	877,062	3,032
	SKYCITY Entertainment Group Ltd.	707,825	1,881
	Mainfreight Ltd.	83,901	1,828
	Trade Me Group Ltd.	393,170	1,725
	Mercury NZ Ltd.	673,903	1,647
	Z Energy Ltd.	374,200	1,554
	Chorus Ltd.	451,395	1,533

	Kiwi Property Group Ltd.	1,452,993	1,429
	EBOS Group Ltd.	90,849	1,362
	Goodman Property Trust	1,128,498	1,245
	Infratil Ltd.	416,754	1,087
	Air New Zealand Ltd.	516,210	1,004
	Genesis Energy Ltd.	516,078	951
	Precinct Properties New Zealand Ltd.	910,947	942
	Summerset Group Holdings Ltd.	215,996	914
	Freightways Ltd.	132,991	697
	Metlifecare Ltd.	178,294	638
*	Synlait Milk Ltd.	99,097	634
	Argosy Property Ltd.	765,272	633
*	Restaurant Brands New Zealand Ltd.	105,234	622
	Vector Ltd.	250,255	594
	SKY Network Television Ltd.	419,043	548
	Vital Healthcare Property Trust	346,570	504
	Tourism Holdings Ltd.	128,432	434
*	Heartland Group Holdings Ltd.	429,764	410
	Kathmandu Holdings Ltd.	199,100	329
	New Zealand Refining Co. Ltd.	199,365	321
*	TOWER Ltd.	367,838	186
			59,487
Singapore (3.2%)
	DBS Group Holdings Ltd.	1,843,613	32,858
	Oversea-Chinese Banking Corp. Ltd.	3,389,697	29,079
	United Overseas Bank Ltd.	1,308,990	24,532
	Singapore Telecommunications Ltd.	7,604,415	17,098
	Keppel Corp. Ltd.	1,455,860	6,620
	CapitaLand Ltd.	2,569,605	6,371
	Ascendas REIT	2,546,266	5,193
	Wilmar International Ltd.	1,972,822	4,886
	Genting Singapore Ltd.	5,874,894	4,815
	Singapore Exchange Ltd.	831,318	4,727
	CapitaLand Mall Trust	2,449,833	4,375
	Singapore Technologies Engineering Ltd.	1,571,030	4,350
	Singapore Airlines Ltd.	516,173	3,708
	ComfortDelGro Corp. Ltd.	2,092,004	3,630
	CapitaLand Commercial Trust	2,492,147	3,489
	City Developments Ltd.	480,717	3,290
	Venture Corp. Ltd.	266,216	3,234
	Singapore Press Holdings Ltd.	1,607,657	3,003
	Jardine Cycle & Carriage Ltd.	101,027	2,839
	Suntec REIT	1,960,566	2,813
	UOL Group Ltd.	511,797	2,533
	Mapletree Logistics Trust	2,457,070	2,504
	Mapletree Commercial Trust	1,908,092	2,497
	SATS Ltd.	635,541	2,293
	Mapletree North Asia Commercial Trust	2,137,500	2,033
	Mapletree Industrial Trust	1,350,627	2,010
	Sembcorp Industries Ltd.	952,568	1,838
	NetLink NBN Trust	2,986,200	1,742
	Keppel REIT	1,985,282	1,741
	Hutchison Port Holdings Trust	5,090,699	1,277
	Frasers Logistics & Industrial Trust	1,559,794	1,255
	Golden Agri-Resources Ltd.	6,499,250	1,226
	Singapore Post Ltd.	1,562,329	1,145
	Ascott Residence Trust	1,150,775	1,019

	Sembcorp Marine Ltd.	850,566	1,015
	Manulife US REIT	1,137,076	967
	CDL Hospitality Trusts	759,753	943
	Frasers Centrepoint Trust	550,245	936
	Keppel DC REIT	873,144	934
	Parkway Life REIT	388,554	828
	ESR-REIT	2,048,306	800
	Starhill Global REIT	1,494,801	794
	Frasers Commercial Trust	699,969	775
	Bukit Sembawang Estates Ltd.	182,300	762
	United Engineers Ltd.	395,433	750
	Keppel Infrastructure Trust	1,885,089	714
	StarHub Ltd.	538,170	713
	First Resources Ltd.	545,389	693
	Raffles Medical Group Ltd.	838,537	693
	Ascendas India Trust	806,700	648
	CapitaLand Retail China Trust	577,727	644
	OUE Hospitality Trust	1,156,691	632
	Cache Logistics Trust	1,144,326	620
	Wing Tai Holdings Ltd.	397,852	607
	AIMS AMP Capital Industrial REIT	537,100	551
	M1 Ltd.	353,189	538
	Frasers Property Ltd.	392,100	528
	Far East Hospitality Trust	1,037,989	513
	Ascendas Hospitality Trust	810,021	512
	SPH REIT	642,320	491
	First REIT	599,489	486
	SIA Engineering Co. Ltd.	253,609	467
	Frasers Hospitality Trust	847,000	462
	Soilbuild Business Space REIT	919,195	413
	Accordia Golf Trust	912,438	373
	Lippo Malls Indonesia Retail Trust	2,071,614	370
	OUE Ltd.	323,245	368
	GuocoLand Ltd.	270,100	368
	Sheng Siong Group Ltd.	415,299	343
	Yoma Strategic Holdings Ltd.	1,262,547	319
	Sabana Shari’ah Compliant Industrial REIT	1,013,059	313
	Silverlake Axis Ltd.	759,136	274
	Boustead Singapore Ltd.	340,822	200
	Asian Pay Television Trust	1,622,074	158
	Bumitama Agri Ltd.	289,847	149
*,§	Hyflux Ltd.	516,932	81
*,§	Noble Group Ltd.	1,004,977	60
*,§,^	China Fishery Group Ltd.	754,600	43
*,§,^	Ezra Holdings Ltd.	1,786,900	15
*,§	Ezion Holdings Ltd. Warrants Exp. 4/15/2020	276,736	—
*,^	Ezion Holdings Ltd. Warrants Exp. 4/16/2023	1,048,679	—
			219,886
South Korea (12.1%)
	Samsung Electronics Co. Ltd.	4,803,462	200,276
	SK Hynix Inc.	527,613	35,281
	Samsung Electronics Co. Ltd. Preference Shares	842,058	28,534
	Shinhan Financial Group Co. Ltd.	464,722	17,975
	KB Financial Group Inc.	401,945	17,270
	POSCO	69,421	17,137
	Hyundai Motor Co.	144,703	16,870
	NAVER Corp.	136,750	16,764

*,^	Celltrion Inc.	81,049	16,047
	LG Chem Ltd.	46,491	15,423
	Hyundai Mobis Co. Ltd.	66,508	13,472
	Hana Financial Group Inc.	302,107	10,863
	Samsung SDI Co. Ltd.	53,567	10,813
	LG Household & Health Care Ltd.	8,942	10,174
	SK Innovation Co. Ltd.	59,337	10,072
	KT&G Corp.	112,669	10,032
	Samsung C&T Corp.	85,291	9,228
	Kia Motors Corp.	262,078	8,569
	Samsung Fire & Marine Insurance Co. Ltd.	33,421	8,200
	SK Holdings Co. Ltd.	33,814	8,032
	Korea Electric Power Corp.	259,813	8,029
	NCSoft Corp.	17,384	7,320
§	Woori Bank	527,151	7,012
	LG Electronics Inc.	109,659	6,582
	Samsung SDS Co. Ltd.	32,470	6,553
	LG Corp.	91,159	6,374
^	Samsung Electro-Mechanics Co. Ltd.	56,684	5,547
	SK Telecom Co. Ltd.	23,370	5,410
*	Hyundai Heavy Industries Co. Ltd.	43,143	5,399
	Amorepacific Corp.	32,409	5,300
	Samsung Life Insurance Co. Ltd.	64,197	5,105
*,2	Samsung Biologics Co. Ltd.	13,455	4,856
	Kakao Corp.	53,061	4,754
	Coway Co. Ltd.	57,687	4,347
	Hyundai Engineering & Construction Co. Ltd.	74,508	4,187
	Lotte Chemical Corp.	14,924	4,037
	Korea Zinc Co. Ltd.	10,155	4,021
	S-Oil Corp.	41,648	3,922
	LG Display Co. Ltd.	228,693	3,895
*	Samsung Heavy Industries Co. Ltd.	448,857	3,687
*,^	SillaJen Inc.	53,134	3,622
	Hyundai Steel Co.	76,933	3,540
*,^	Celltrion Healthcare Co. Ltd.	52,381	3,515
*,^	ViroMed Co. Ltd.	14,027	3,504
	E-MART Inc.	20,230	3,494
*	Hyundai Heavy Industries Holdings Co. Ltd.	10,744	3,478
	Industrial Bank of Korea	268,945	3,445
	Kangwon Land Inc.	108,174	3,310
	DB Insurance Co. Ltd.	48,140	3,006
	Hankook Tire Co. Ltd.	77,217	2,905
*	Lotte Corp.	60,984	2,876
	Hanmi Pharm Co. Ltd.	7,084	2,772
	Hyundai Motor Co. 2nd Preference Shares	36,562	2,767
	LG Uplus Corp.	197,784	2,688
	Mirae Asset Daewoo Co. Ltd.	387,911	2,659
	Daelim Industrial Co. Ltd.	27,542	2,642
	GS Holdings Corp.	52,142	2,552
	CJ CheilJedang Corp.	7,934	2,446
^	GS Engineering & Construction Corp.	57,271	2,428
*,^	HLB Inc.	35,680	2,419
	Hyundai Glovis Co. Ltd.	18,864	2,412
*	Samsung Engineering Co. Ltd.	157,324	2,378
	Fila Korea Ltd.	53,482	2,298
	Korea Investment Holdings Co. Ltd.	38,991	2,261
	Orion Corp.	21,920	2,239

^	Hotel Shilla Co. Ltd.	31,018	2,145
	Hyundai Marine & Fire Insurance Co. Ltd.	62,208	2,088
	Lotte Shopping Co. Ltd.	11,559	2,039
	CJ ENM Co. Ltd.	10,577	2,022
	BNK Financial Group Inc.	302,746	2,003
*	Korea Aerospace Industries Ltd.	64,627	1,988
	Medy-Tox Inc.	4,174	1,955
	Samsung Securities Co. Ltd.	63,343	1,912
	Yuhan Corp.	8,705	1,864
	AMOREPACIFIC Group	30,005	1,854
	Hanon Systems	160,254	1,850
	OCI Co. Ltd.	18,160	1,755
^,2	Netmarble Corp.	18,096	1,747
	S-1 Corp.	18,888	1,745
	Shinsegae Inc.	7,033	1,679
	Hanwha Chemical Corp.	82,000	1,663
	Hyundai Motor Co. Preference Shares	23,529	1,628
^	Hyundai Elevator Co. Ltd.	16,073	1,616
	KCC Corp.	5,464	1,609
	NH Investment & Securities Co. Ltd.	127,368	1,604
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,721	1,596
	Korean Air Lines Co. Ltd.	47,409	1,553
	LG Household & Health Care Ltd. Preference Shares	2,157	1,473
	Cheil Worldwide Inc.	69,183	1,461
	LG Chem Ltd. Preference Shares	7,933	1,449
*	HDC Hyundai Development Co-Engineering & Construction	31,472	1,399
	Hanwha Corp.	44,079	1,397
	Kumho Petrochemical Co. Ltd.	17,227	1,397
	CJ Corp.	12,744	1,384
*	Korea Gas Corp.	27,896	1,360
	Hyundai Department Store Co. Ltd.	15,118	1,301
	DGB Financial Group Inc.	162,749	1,271
	LG Innotek Co. Ltd.	14,371	1,269
	Meritz Securities Co. Ltd.	294,647	1,217
*	Hanall Biopharma Co. Ltd.	36,831	1,161
*,^	Hyundai Rotem Co. Ltd.	48,428	1,160
	Hyundai Mipo Dockyard Co. Ltd.	20,314	1,151
*,^	CJ Logistics Corp.	7,511	1,136
^	POSCO Chemtech Co. Ltd.	20,839	1,119
	Meritz Fire & Marine Insurance Co. Ltd.	55,742	1,113
*,^	Pearl Abyss Corp.	6,391	1,110
*,^	Doosan Infracore Co. Ltd.	139,519	1,091
	Com2uSCorp	10,384	1,071
	Hanwha Life Insurance Co. Ltd.	275,332	1,067
^	BGF retail Co. Ltd.	6,237	1,030
*	Hanwha Aerospace Co. Ltd.	35,668	1,010
*	Celltrion Pharm Inc.	17,459	993
	Mando Corp.	32,387	991
	Amorepacific Corp. Preference Shares	10,613	976
	Samsung Card Co. Ltd.	32,565	976
*,^	Hyundai Merchant Marine Co. Ltd.	269,252	971
	Ottogi Corp.	1,378	966
	JB Financial Group Co. Ltd.	171,977	962
^	Kolon Industries Inc.	17,880	956
	LS Corp.	18,222	942
^	KIWOOM Securities Co. Ltd.	11,896	926
	Posco Daewoo Corp.	50,815	919

	Kolmar Korea Co. Ltd.	14,957	908
	Koh Young Technology Inc.	12,248	905
*,^	Ananti Inc.	39,180	905
	Youngone Corp.	28,924	901
	GS Retail Co. Ltd.	27,550	892
*	Pharmicell Co. Ltd.	55,760	891
2	Orange Life Insurance Ltd.	32,968	890
^	Hanmi Science Co. Ltd	13,397	885
*	Genexine Co. Ltd.	12,925	835
	NongShim Co. Ltd.	3,283	825
	SK Networks Co. Ltd.	152,255	814
*	Daewoo Engineering & Construction Co. Ltd.	173,415	811
	Doosan Bobcat Inc.	26,221	784
	Seoul Semiconductor Co. Ltd.	36,620	784
*	Pan Ocean Co. Ltd.	187,755	768
	Bukwang Pharmaceutical Co. Ltd.	36,471	766
	Korean Reinsurance Co.	93,230	753
^	Paradise Co. Ltd.	45,413	748
	Hanjin Kal Corp.	29,902	746
*	SM Entertainment Co. Ltd.	17,136	743
	LS Industrial Systems Co. Ltd.	15,600	738
	Innocean Worldwide Inc.	11,533	730
^	Daewoong Pharmaceutical Co. Ltd.	4,182	730
^	Cosmax Inc.	6,372	724
*	Doosan Heavy Industries & Construction Co. Ltd.	69,437	712
	SKC Co. Ltd.	19,722	689
	LOTTE Fine Chemical Co. Ltd.	16,820	688
	Chong Kun Dang Pharmaceutical Corp.	7,153	684
*	JYP Entertainment Corp.	26,220	679
*	Komipharm International Co. Ltd.	32,921	677
	Taekwang Industrial Co. Ltd.	552	674
	Douzone Bizon Co. Ltd.	18,135	674
^	Ssangyong Cement Industrial Co. Ltd.	112,240	671
	SK Materials Co. Ltd.	4,749	666
^	Hyundai Wia Corp.	16,854	663
^	Hyundai Construction Equipment Co. Ltd.	13,060	650
	Doosan Corp.	5,991	635
	KEPCO Plant Service & Engineering Co. Ltd.	20,733	634
	Hyosung Corp.	10,030	633
^	Green Cross Corp.	5,100	631
	Hyundai Greenfood Co. Ltd.	50,846	629
*	Hugel Inc.	2,088	629
^	SFA Engineering Corp.	16,970	626
*	Kumho Tire Co. Inc.	136,430	624
	Iljin Materials Co. Ltd.	16,941	621
^	WONIK IPS Co. Ltd.	29,567	612
	Hansol Chemical Co. Ltd.	7,947	607
	HDC Holdings Co. Ltd.	35,870	604
	Hanssem Co. Ltd.	9,268	598
^	Hana Tour Service Inc.	9,361	598
^	Dongsuh Cos. Inc.	34,457	595
*	Amicogen Inc.	17,228	585
*,^	Ecopro Co. Ltd.	19,571	576
*	CrystalGenomics Inc.	35,647	575
*	Cafe24 Corp.	5,745	575
	Daeduck Electronics Co.	61,953	572
	Green Cross Holdings Corp.	26,240	565

*	Osstem Implant Co. Ltd.	11,132	557
*	Esmo Corp.	88,020	557
*	Yungjin Pharmaceutical Co. Ltd.	93,736	549
	SK Chemicals Co. Ltd.	8,869	548
	Poongsan Corp.	19,839	547
	LOTTE Himart Co. Ltd.	11,711	533
	Hyundai Home Shopping Network Corp.	5,723	530
*	Medipost Co. Ltd.	7,412	527
*	Enzychem Lifesciences Corp.	6,067	526
*,^	Naturecell Co. Ltd.	41,844	517
*,^	Studio Dragon Corp.	6,332	517
	Taeyoung Engineering & Construction Co. Ltd.	42,112	507
*	Sangsangin Co. Ltd.	31,957	504
*	NHN Entertainment Corp.	9,434	503
*,^	Telcon RF Pharmaceutical Inc.	67,797	500
^	BGF Co. Ltd.	69,631	498
*	Kolon Life Science Inc.	7,699	494
	Huchems Fine Chemical Corp.	23,812	493
	Hite Jinro Co. Ltd.	32,231	491
^	L&F Co. Ltd.	15,805	488
*	Hyosung TNC Co. Ltd.	3,146	487
^	Lotte Chilsung Beverage Co. Ltd.	374	483
*,^	HLB Life Science CO Ltd.	33,487	482
	Jeil Pharma Holdings Inc.	20,255	478
	Korea Petrochemical Ind Co. Ltd.	3,099	474
	Dongkuk Steel Mill Co. Ltd.	63,258	474
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,022	473
*,^	G-treeBNT Co. Ltd.	20,419	473
	Hanjin Transportation Co. Ltd.	13,013	471
*	Inscobee Inc.	92,235	471
*	Mirae Asset Daewoo Co. Ltd. Preference Shares	139,373	470
	GS Home Shopping Inc.	2,746	469
^	CJ CGV Co. Ltd.	12,152	467
	LG Electronics Inc. Preference Shares	18,737	458
	SKCKOLONPI Inc.	14,529	454
	LF Corp.	20,375	453
	Shinsegae International Inc.	2,299	448
	DoubleUGames Co. Ltd.	8,785	443
	LEENO Industrial Inc.	9,762	440
	DB HiTek Co. Ltd.	37,663	439
	Daou Technology Inc.	22,532	430
^	Samwha Capacitor Co. Ltd.	7,244	429
	Soulbrain Co. Ltd.	9,335	428
	Dentium Co. Ltd.	6,484	427
^	JW Pharmaceutical Corp.	11,708	427
^	Feelux Co. Ltd.	39,886	427
*,^	iNtRON Biotechnology Inc.	23,908	418
	Dong-A ST Co. Ltd.	4,596	418
	Handsome Co. Ltd.	12,576	418
	SK Discovery Co. Ltd.	16,017	418
*	Asiana Airlines Inc.	106,218	418
	Grand Korea Leisure Co. Ltd.	17,957	416
	Daesang Corp.	18,177	413
	Samyang Holdings Corp.	5,466	410
	Hanwha General Insurance Co. Ltd.	83,683	409
	LG Hausys Ltd.	6,458	407
*	BH Co. Ltd.	26,113	405

^	YG Entertainment Inc.	10,297	404
	Tongyang Inc.	216,659	394
	Eo Technics Co. Ltd.	8,533	392
	Young Poong Corp.	565	390
	IS Dongseo Co. Ltd.	14,273	389
	Daishin Securities Co. Ltd.	36,349	380
	Mirae Asset Life Insurance Co. Ltd.	86,354	377
*	CMG Pharmaceutical Co. Ltd.	87,721	375
	Orion Holdings Corp.	21,959	373
^	LIG Nex1 Co. Ltd.	12,087	370
^	Daewoong Co. Ltd.	22,255	368
	Binggrae Co. Ltd.	5,963	368
	Nexen Tire Corp.	40,974	363
*	Ilyang Pharmaceutical Co. Ltd.	13,766	363
*	Foosung Co. Ltd.	48,342	361
	Meritz Financial Group Inc.	31,983	356
	Korea Real Estate Investment & Trust Co. Ltd.	148,501	353
	Hansae Co. Ltd.	19,028	350
	LG International Corp.	22,442	349
	Hanwha Corp. Preference Shares	25,129	347
*,^	Hyundai Electric & Energy System Co. Ltd.	13,820	346
	Kumho Industrial Co. Ltd.	29,434	346
^	Halla Holdings Corp.	8,765	345
	Songwon Industrial Co. Ltd.	17,058	339
	Silicon Works Co. Ltd.	9,693	337
*	Hyosung Advanced Materials Corp.	3,257	336
	Maeil Dairies Co. Ltd.	4,866	336
	NICE Information Service Co. Ltd.	36,021	333
	Youngone Holdings Co. Ltd.	5,862	325
	NICE Holdings Co. Ltd.	19,858	320
	Hankook Tire Worldwide Co. Ltd.	21,973	318
	KEPCO Engineering & Construction Co. Inc.	13,462	317
	Dong-A Socio Holdings Co. Ltd.	3,349	317
*	GemVax & Kael Co. Ltd.	27,900	315
	Huons Co. Ltd.	5,135	314
	Jeil Pharmaceutical Co. Ltd.	7,704	313
*	Peptron Inc.	14,470	302
*	Korea Line Corp.	13,850	300
	Modetour Network Inc.	13,449	300
*	Hyosung Chemical Corp.	2,319	295
	Partron Co. Ltd.	36,074	294
^	Advanced Process Systems Corp.	12,111	293
^	Lotte Confectionery Co. Ltd.	1,842	289
*	Innox Advanced Materials Co. Ltd.	6,634	289
*	Gamevil Inc.	5,731	287
*,^	Taihan Electric Wire Co. Ltd.	283,191	286
	HS Industries Co. Ltd.	50,258	286
	Hanil Cement Co. Ltd.	2,216	284
*	Hyosung Heavy Industries Corp.	6,779	277
	Lock&Lock Co. Ltd.	15,389	277
	WeMade Entertainment Co. Ltd.	7,992	274
*	Webzen Inc.	14,764	268
	Dongjin Semichem Co. Ltd.	33,872	266
*	ATGen Co. Ltd.	23,030	265
	SPC Samlip Co. Ltd.	2,486	262
	Posco ICT Co. Ltd.	50,296	261
	Dongwon F&B Co. Ltd.	1,066	259

	Dongwon Industries Co. Ltd.	1,219	259
^	Ahnlab Inc.	5,702	258
	Sebang Global Battery Co. Ltd.	7,567	255
	SL Corp.	13,785	251
	Daishin Securities Co. Ltd. Preference Shares	31,878	250
	AK Holdings Inc.	5,417	249
	Jusung Engineering Co. Ltd.	42,052	249
^	Dawonsys Co. Ltd.	17,515	248
	Vieworks Co. Ltd.	8,021	248
	F&F Co. Ltd.	6,379	244
	S&T Motiv Co. Ltd.	7,963	244
	Green Cross Cell Corp.	5,374	244
^	Caregen Co. Ltd.	3,866	244
*	Yuanta Securities Korea Co. Ltd.	78,425	243
	SK Gas Ltd.	3,245	241
*,^	DIO Corp.	10,110	240
	Samchully Co. Ltd.	2,633	238
	Hansol Paper Co. Ltd.	15,350	237
	Korea Electric Terminal Co. Ltd.	6,243	237
	Korea Asset In Trust Co. Ltd.	59,170	236
	Namhae Chemical Corp.	18,610	236
	Namyang Dairy Products Co. Ltd.	415	236
*	SK Securities Co. Ltd.	349,472	234
*	Hanwha Investment & Securities Co. Ltd.	107,257	234
	CJ Hello Co. Ltd.	25,075	232
	Shinyoung Securities Co. Ltd.	4,325	231
*	Able C&C Co. Ltd.	21,128	228
*	Binex Co. Ltd.	21,825	227
	Aekyung Industrial Co. Ltd.	6,277	227
	Lotte Food Co. Ltd.	393	226
*,^	Naturalendo Tech Co. Ltd.	17,385	226
	DongKook Pharmaceutical Co. Ltd.	4,442	225
^	Huons Global Co. Ltd.	6,002	224
*	Seegene Inc.	13,122	224
	Seah Besteel Corp.	13,541	216
*,^	Toptec Co. Ltd.	21,622	215
	Hyundai Corp.	7,187	205
	Kolon Corp.	6,659	200
	InBody Co. Ltd.	9,496	199
	Samyang Corp.	3,651	198
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	197
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	194
*	Cuckoo Homesys Co. Ltd.	1,202	191
	JW Holdings Corp.	29,512	191
	Kolmar Korea Holdings Co. Ltd.	6,815	190
	TES Co. Ltd.	15,234	189
	i-SENS Inc.	8,269	186
	Hansol Holdings Co. Ltd.	40,933	184
	KISWIRE Ltd.	8,000	184
	NS Shopping Co. Ltd.	14,990	183
*,^	Jenax Inc.	16,614	183
*	Ssangyong Motor Co.	40,269	180
	Chongkundang Holdings Corp.	3,115	179
*	Seobu T&D	22,786	177
	Lutronic Corp.	20,382	174
^	Hyundai Livart Furniture Co. Ltd.	9,784	173
*,^	Duk San Neolux Co. Ltd.	11,208	173

	Hankook Shell Oil Co. Ltd.	578	172
	Sung Kwang Bend Co. Ltd.	15,908	171
	Sindoh Co. Ltd.	3,962	171
^	Hancom Inc.	13,852	169
	NEPES Corp.	15,206	166
*,^	Homecast Co. Ltd.	37,009	164
	Muhak Co. Ltd.	13,199	163
	Daekyo Co. Ltd.	27,547	163
	E1 Corp.	2,974	162
	Youlchon Chemical Co. Ltd.	12,047	162
^	Cuckoo Holdings Co. Ltd.	1,400	158
	Sungwoo Hitech Co. Ltd.	41,909	155
*	Aprogen pharmaceuticals Inc.	69,551	153
^	Vidente Co. Ltd.	25,403	151
	iMarketKorea Inc.	20,930	151
*	Hansol Technics Co. Ltd.	22,258	150
	INTOPS Co. Ltd.	11,234	150
*	Insun ENT Co. Ltd.	24,551	150
	CJ CheilJedang Corp. Preference Shares	1,253	147
	Kyobo Securities Co. Ltd.	16,417	146
*	S&T Dynamics Co. Ltd.	22,054	145
	ST Pharm Co. Ltd.	8,420	145
*,^	CUROCOM Co. Ltd.	112,774	144
*	SFA Semicon Co. Ltd.	97,638	143
*,^	Eugene Investment & Securities Co. Ltd.	56,837	143
	KT Skylife Co. Ltd.	13,988	142
	TK Corp.	12,269	140
^	Cell Biotech Co. Ltd.	5,481	140
	Dae Han Flour Mills Co. Ltd.	842	139
*	APS Holdings Corp.	34,912	139
	Tongyang Life Insurance Co. Ltd.	31,110	138
*,^	Interflex Co. Ltd.	13,049	135
	It’s Hanbul Co. Ltd.	5,498	133
*	NUTRIBIOTECH Co. Ltd.	9,356	133
	Humedix Co. Ltd.	5,623	133
*	KTB Investment & Securities Co. Ltd.	44,088	131
*	Neowiz	11,282	131
*	COSON Co. Ltd.	13,992	129
^	KC Tech Co. Ltd.	11,659	128
*	Cellumed Co. Ltd.	15,205	125
	Sam Young Electronics Co. Ltd.	11,192	125
*	KONA I Co. Ltd.	11,398	123
*	Eusu Holdings Co. Ltd.	15,078	122
*	Wonik Holdings Co. Ltd.	31,912	121
*	Sam Chun Dang Pharm Co. Ltd.	2,893	119
^	Woongjin Thinkbig Co. Ltd.	39,203	117
*	Leaders Cosmetics Co. Ltd.	11,056	114
*	SBS Media Holdings Co. Ltd.	55,748	114
	CJ Freshway Corp.	4,321	114
	KISCO Corp.	21,795	112
	DB Financial Investment Co. Ltd.	24,758	110
*,^	KH Vatec Co. Ltd.	12,932	110
	Daea TI Co. Ltd.	14,140	108
*,^	Lumens Co. Ltd.	37,737	106
^	KC Co. Ltd.	8,503	106
*,^	GNCO Co. Ltd.	65,482	104
^	ICD Co. Ltd.	12,547	104

^	Byucksan Corp.	41,431	100
GOLFZON Co. Ltd.	2,849	96
Coreana Cosmetics Co. Ltd.	22,740	96
Hanil Holdings Co. Ltd.	1,818	95
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	82,463	93
*	Samsung Pharmaceutical Co. Ltd.	36,622	91
*	Humax Co. Ltd.	14,878	90
*,^	G-SMATT GLOBAL Co. Ltd.	49,032	86
*,^	Taewoong Co. Ltd.	8,132	83
*,^	Agabang&Company	22,329	82
Interpark Holdings Corp.	36,083	81
Cosmax BTI Inc	4,116	77
*	SeAH Steel Corp.	1,204	73
*	Jcontentree Corp.	14,551	65
LVMC Holdings	25,675	63
Maeil Holdings Co. Ltd.	6,120	61
SeAH Steel Holdings Corp.	1,271	60
*	Mezzion Pharma Co. Ltd.	706	58
*	STCUBE	2,504	54
*	HSD Engine Co. Ltd.	10,230	51
*	Oscotec Inc.	1,627	35
*	LegoChem Biosciences Inc.	675	30
846,791

Total Common Stocks (Cost $7,611,233)	6,934,650

Preferred Stocks (0.0%)
*,§,3	CJ Corp - Convert Preferred Line (Cost $0)	1,911	46
Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
4,5	Vanguard Market Liquidity Fund	2.572%	1,303,861	130,386

Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.302%	2/28/19	500	499
6	United States Treasury Bill	2.423%-2.429%	4/11/19	3,000	2,987
3,486
Total Temporary Cash Investments (Cost $133,894)	133,872
Total Investments (101.4%) (Cost $7,745,127)	7,068,568
Other Assets and Liabilities-Net (-1.4%)[5,7]	(96,371)
Net Assets (100%)	6,972,197

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $108,385,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $25,485,000, representing 0.4% of net assets.

3     Perpetual security with no stated maturity.

4     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5     Includes $118,215,000 of collateral received for securities on loan.

6     Securities with a value of $1,643,000 have been segregated as initial margin for open futures contracts.

7     Cash of $260,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
			Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Topix Index			March 2019	165	23,752	809
S&P ASX 200 Index			March 2019	77	8,121	284
KOSPI 200 Index			March 2019	43	2,772	238
						1,331

Forward Currency Contracts

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	3/12/19	JPY	3,191,678	USD	28,393	999
Citibank, N.A.	3/12/19	JPY	1,445,720	USD	13,321	(8)
Morgan Stanley Capital Services LLC	3/26/19	AUD	16,759	USD	11,960	231
Citibank, N.A.	3/12/19	JPY	738,000	USD	6,728	68
BNP Paribas	3/19/19	KRW	6,752,049	USD	6,015	62
JPMorgan Chase Bank, N.A.	3/12/19	JPY	553,298	USD	4,925	170
Barclays Bank plc	3/12/19	JPY	500,000	USD	4,451	154
JPMorgan Chase Bank, N.A.	3/26/19	AUD	5,203	USD	3,736	49
Citibank, N.A.	3/26/19	AUD	4,302	USD	3,036	94
BNP Paribas	3/12/19	JPY	253,673	USD	2,256	80
JPMorgan Chase Bank, N.A.	3/12/19	USD	35,816	JPY	3,958,440	(637)
Citibank, N.A.	3/26/19	USD	8,317	AUD	11,677	(177)
BNP Paribas	3/19/19	USD	3,499	KRW	3,921,750	(31)
Goldman Sachs International	3/26/19	USD	2,472	AUD	3,496	(71)
						983

AUD—Australian dollar.

JPY—Japanese yen.

KRW—Korean won.

USD—U.S. dollar.

Pacific Stock Index Fund

At January 31, 2019, a counterparty had deposited in a segregated account cash of $1,170,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its

Pacific Stock Index Fund

counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	626	6,925,979	8,045
Preferred Stocks	—	—	46
Temporary Cash Investments	130,386	3,486	—
Futures Contracts—Assets[1]	227	—	—
Futures Contracts—Liabilities[1]	(38)	—	—
Forward Currency Contracts—Assets	—	1,907	—
Forward Currency Contracts—Liabilities	—	(924)	—
Total	131,201	6,930,448	8,091
1 Represents variation margin on the last day of the reporting period.

Vanguard European Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Austria (0.5%)
	Erste Group Bank AG	573,466	20,017
	OMV AG	280,342	13,940
	voestalpine AG	226,686	7,244
	ANDRITZ AG	141,105	6,966
	Raiffeisen Bank International AG	258,217	6,831
	Verbund AG	132,493	6,771
	Wienerberger AG	232,548	5,221
*	IMMOFINANZ AG	195,988	5,182
	CA Immobilien Anlagen AG	138,224	4,949
*,2	BAWAG Group AG	70,321	2,983
	Lenzing AG	26,256	2,569
	Oesterreichische Post AG	66,250	2,493
	Telekom Austria AG Class A	265,592	2,031
	UNIQA Insurance Group AG	219,430	2,003
	Vienna Insurance Group AG Wiener Versicherung Gruppe	75,594	1,833
	S IMMO AG	90,481	1,745
	Schoeller-Bleckmann Oilfield Equipment AG	21,926	1,705
	Strabag SE	37,188	1,302
	DO & CO AG	13,575	1,294
	EVN AG	62,933	1,019
	Flughafen Wien AG	24,005	995
	Palfinger AG	21,484	666
*	Zumtobel Group AG	56,140	507
^	Porr AG	22,124	506
*	Agrana Beteiligungs AG	21,152	442
	Kapsch TrafficCom AG	9,815	393
*	Semperit AG Holding	21,645	347
*,§	Strabag SE Rights Exp. 6/28/2021	37,485	56
			102,010
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,538,695	117,562
	KBC Group NV	545,509	37,035
	UCB SA	240,702	20,858
	Ageas	375,043	17,438
	Umicore SA	411,040	17,378
	Solvay SA Class A	139,035	15,137
	Groupe Bruxelles Lambert SA	145,846	13,742
	Colruyt SA	106,065	7,617
	Proximus SADP	279,167	7,495
	Ackermans & van Haaren NV	44,864	7,180
	Sofina SA	30,903	6,129
	Cofinimmo SA	45,660	6,037
	Warehouses De Pauw CVA	34,172	4,993
	Elia System Operator SA	61,960	4,534
	Telenet Group Holding NV	96,053	4,446
	Ontex Group NV	159,430	3,395
	Aedifica SA	35,202	3,382
	KBC Ancora	71,393	3,195

	Melexis NV	36,401	2,567
	Euronav NV	318,681	2,495
	Barco NV	18,691	2,286
	Befimmo SA	37,338	2,239
	Gimv NV	33,998	1,946
	Bekaert SA	70,097	1,888
	bpost SA	201,214	1,845
*	Tessenderlo Chemie NV (Voting Shares)	48,426	1,715
	D’ieteren SA	44,314	1,679
	Kinepolis Group NV	24,670	1,464
	Fagron	79,058	1,441
	Cie d’Entreprises CFE	13,407	1,423
*	AGFA-Gevaert NV	329,151	1,295
	Orange Belgium SA	59,440	1,138
	Econocom Group SA	266,610	967
*,^	Mithra Pharmaceuticals SA	28,128	930
	EVS Broadcast Equipment SA	25,715	631
*	Ion Beam Applications	42,568	605
	Wereldhave Belgium NV	5,192	474
	Van de Velde NV	14,082	412
^	Greenyard NV	32,402	145
*,^	Nyrstar (Voting Shares)	163,134	106
	Retail Estates NV	152	13
			327,257
Denmark (2.7%)
	Novo Nordisk A/S Class B	3,393,616	159,046
	Vestas Wind Systems A/S	398,035	32,903
	DSV A/S	360,719	28,788
	Danske Bank A/S	1,320,931	24,473
	Coloplast A/S Class B	264,651	24,176
	Carlsberg A/S Class B	210,145	24,058
2	Orsted A/S	298,298	21,556
	Chr Hansen Holding A/S	195,308	18,548
	AP Moller - Maersk A/S Class B	12,885	17,232
	Novozymes A/S	410,992	17,187
*	Genmab A/S	110,554	16,116
	GN Store Nord A/S	269,623	11,623
	AP Moller - Maersk A/S Class A	8,824	11,016
	ISS A/S	369,635	10,476
	Pandora A/S	203,958	8,857
	Ambu A/S Class B	327,392	8,722
	Royal Unibrew A/S	100,173	7,544
*,^	William Demant Holding A/S	218,815	6,913
	Tryg A/S	244,328	6,234
	SimCorp A/S	78,949	6,231
	H Lundbeck A/S	118,656	5,210
	Jyske Bank A/S	131,211	4,922
	FLSmidth & Co. A/S	100,080	4,691
	Topdanmark A/S	83,989	4,002
	Rockwool International A/S Class B	12,771	3,425
	Sydbank A/S	128,118	2,961
	Dfds A/S	57,175	2,699
	Schouw & Co. A/S	25,214	2,041
*	ALK-Abello A/S	12,824	1,983
*	Nilfisk Holding A/S	53,433	1,975
2	Scandinavian Tobacco Group A/S	121,523	1,572
*,2	Netcompany Group A/S	44,922	1,512

*,^	Bavarian Nordic A/S	60,961	1,420
	Spar Nord Bank A/S	143,117	1,215
	Alm Brand A/S	137,709	1,185
*	Bang & Olufsen A/S	69,176	1,016
*,^	NKT A/S	56,010	1,014
	Matas A/S	66,759	758
*	D/S Norden A/S	54,191	757
	Solar A/S Class B	10,558	447
			506,504
Finland (2.2%)
	Nokia Oyj	11,158,084	70,494
*	Nordea Bank Abp	6,330,210	57,613
	Sampo Oyj Class A	978,536	44,832
	Kone Oyj Class B	777,095	37,785
	UPM-Kymmene Oyj	1,063,305	30,880
	Neste Oyj	276,495	25,333
	Fortum Oyj	860,471	19,557
	Stora Enso Oyj	1,115,557	15,007
	Wartsila OYJ Abp	909,192	14,846
	Elisa Oyj	285,240	11,934
	Amer Sports Oyj	229,614	10,192
	Nokian Renkaat Oyj	266,571	8,869
	Kesko Oyj Class B	136,188	7,837
	Orion Oyj Class B	202,926	7,174
	Metso Oyj	211,358	6,218
^	Huhtamaki Oyj	184,019	6,065
	Valmet Oyj	264,404	5,957
	Konecranes Oyj Class A	144,666	5,009
	Tieto Oyj	146,124	4,191
	Cargotec Oyj Class B	95,609	3,196
	Outokumpu Oyj	604,038	2,611
	DNA Oyj	119,087	2,509
	Metsa Board Oyj	339,708	2,473
	Kemira Oyj	171,085	2,081
	YIT Oyj	302,641	1,957
	Sanoma Oyj	156,190	1,518
^	Citycon Oyj	704,505	1,441
	Cramo Oyj	74,303	1,420
	Uponor Oyj	112,989	1,286
*	Outotec Oyj	290,125	1,191
*	Caverion Oyj	186,238	1,142
	Ramirent Oyj	139,779	958
	Finnair Oyj	113,573	953
	Raisio Oyj	258,773	795
	Oriola Oyj	290,185	722
	F-Secure Oyj	209,003	621
*,^	Stockmann Oyj Abp Class B	90,646	205
			416,872
France (15.5%)
	TOTAL SA	5,018,945	275,147
	Sanofi	2,165,630	188,234
	LVMH Moet Hennessy Louis Vuitton SE	495,799	159,054
	Airbus SE	1,097,097	126,453
	BNP Paribas SA	2,159,426	101,766
	AXA SA	3,834,616	88,926
	Danone SA	1,193,407	86,847

	Safran SA	660,972	86,845
	Vinci SA	927,166	81,583
	Kering SA	148,160	74,306
	EssilorLuxottica SA	578,631	73,301
	Schneider Electric SE	1,020,974	72,614
	Pernod Ricard SA	422,355	70,075
	L’Oreal SA	248,371	59,864
	Orange SA	3,830,533	59,414
	Air Liquide SA AIRB	463,311	56,246
	L’Oreal SA Loyalty Line	232,325	55,997
	Engie SA	3,273,233	52,475
	Vivendi SA	1,913,831	48,801
	Air Liquide SA PRIM	375,051	45,531
	Societe Generale SA	1,443,577	45,010
	Cie Generale des Etablissements Michelin SCA	351,666	38,199
	Hermes International	61,571	36,899
	Capgemini SE	311,825	34,437
	Cie de Saint-Gobain	984,772	33,983
	Dassault Systemes SE	263,615	33,040
	Legrand SA	531,891	31,513
	Peugeot SA	1,085,895	27,316
	Renault SA	367,013	25,972
	Credit Agricole SA	2,269,746	25,924
	Publicis Groupe SA	419,464	25,613
	Thales SA	199,966	22,114
	Carrefour SA	1,115,201	22,054
	TechnipFMC plc	911,420	21,169
	Veolia Environnement SA	996,151	21,045
	STMicroelectronics NV	1,268,236	20,234
	Teleperformance	114,282	19,668
	Edenred	474,471	19,215
^	Sodexo SA	172,560	17,964
	Accor SA	404,388	17,587
	Atos SE	184,179	16,794
	Gecina SA	104,675	15,383
*	Ubisoft Entertainment SA	169,939	15,082
	Valeo SA	474,941	14,858
	Bouygues SA	407,882	14,436
	Electricite de France SA EDF	870,337	14,406
	SES SA Class A	701,796	14,304
	Eiffage SA	149,630	14,018
	Klepierre SA	400,977	13,741
	Arkema SA	144,065	13,650
	Getlink SE	905,186	13,238
	SCOR SE	312,751	13,161
	Alstom SA	308,909	12,427
	Bureau Veritas SA	550,905	12,239
	Aeroports de Paris	56,641	10,836
	Rubis SCA	169,948	10,144
	Suez	731,844	9,380
	Eurofins Scientific SE	22,367	8,989
	Orpea	89,318	8,855
	Ipsen SA	68,788	8,656
2	Euronext NV	140,135	8,633
	Natixis SA	1,673,384	8,578
	SEB SA	54,298	8,326
	Bollore SA	1,953,525	8,059

	Covivio XPAR	71,510	7,309
	CNP Assurances	317,865	7,222
	Eutelsat Communications SA	338,853	7,186
	Wendel SA	56,884	6,932
	Dassault Aviation SA	4,636	6,893
	Eurazeo SE	92,665	6,888
	Rexel SA	603,735	6,884
	Ingenico Group SA	124,070	6,763
2	Amundi SA	112,886	6,495
	Faurecia SA	146,444	6,407
	Lagardere SCA	231,387	6,046
	BioMerieux	81,948	5,786
	Remy Cointreau SA	49,161	5,709
	Iliad SA	47,954	5,490
	ICADE	64,794	5,456
	Alten SA	56,732	5,437
^	Casino Guichard Perrachon SA	109,882	5,407
*	Air France-KLM	427,669	5,380
	Sartorius Stedim Biotech	48,070	5,299
	Societe BIC SA	51,362	5,144
	Altran Technologies SA	462,025	4,365
	JCDecaux SA	144,413	4,279
*,2	Worldline SA	79,757	4,277
	Nexity SA	87,258	4,075
	Imerys SA	73,585	3,877
	Gaztransport Et Technigaz SA	44,022	3,718
	Elis SA (XPAR)	221,094	3,576
	SPIE SA	236,913	3,568
	Korian SA	91,299	3,247
	Cie Plastic Omnium SA	111,651	3,070
2	Elior Group SA	206,523	2,907
	Sopra Steria Group	28,429	2,875
*	CGG SA	1,400,492	2,632
*	SOITEC	33,963	2,608
	Elis SA (XLON)	155,925	2,519
*	Fnac Darty SA	33,999	2,395
2	ALD SA	160,948	2,336
2	Maisons du Monde SA	84,909	2,188
	Electricite de France SA Loyalty Line	122,442	2,027
	Metropole Television SA	131,269	2,007
*	Rothschild & Co.	56,015	1,853
	Mercialys SA	117,197	1,798
2	Europcar Mobility Group	198,688	1,749
	Nexans SA	58,019	1,734
*	Covivio MTAA	17,025	1,733
	Altarea SCA	8,328	1,722
	IPSOS	73,491	1,705
	Television Francaise 1	206,724	1,676
	Neopost SA	66,121	1,660
	Coface SA	178,196	1,637
	Trigano SA	15,846	1,532
	Vicat SA	29,163	1,458
	Albioma SA	61,334	1,375
	Tarkett SA	61,248	1,332
	Carmila SA	64,619	1,294
	Akka Technologies	20,087	1,260
*	Virbac SA	8,821	1,242

	Interparfums SA	24,555	1,229
	Eramet	17,383	1,211
	FFP	11,423	1,199
*,^	Genfit	58,147	1,198
	Bonduelle SCA	33,146	1,194
	LISI	36,611	1,159
*,^	Vallourec SA	614,388	1,104
	Beneteau SA	73,034	1,035
	Mersen SA	29,913	979
*,2	SMCP SA	51,153	931
	Derichebourg SA	198,770	907
	Vilmorin & Cie SA	12,732	827
*	Technicolor SA	735,497	823
	Manitou BF SA	25,188	767
	Guerbet	11,017	713
*,2	X-Fab Silicon Foundries SE	107,964	643
*,^	DBV Technologies SA	47,195	626
	Boiron SA	11,050	610
^	Rallye SA	52,580	605
	GL Events	27,070	543
	Jacquet Metal Service SA	25,833	487
*	Etablissements Maurel et Prom	120,416	475
*	Pharmagest Inter@ctive	7,453	468
	Synergie SA	14,355	444
	Groupe Crit	6,693	396
	AKWEL	18,711	337
*	Stallergenes Greer plc	7,752	269
	Haulotte Group SA	27,303	266
*,^	Bourbon Corp.	60,570	236
	Esso SA Francaise	5,957	232
	Union Financiere de France BQE SA	9,089	231
			2,926,211
Germany (13.7%)
	SAP SE	1,934,097	199,998
	Allianz SE	842,752	178,810
	Siemens AG	1,532,306	168,245
	Bayer AG	1,864,540	141,326
	BASF SE	1,828,238	133,934
	Deutsche Telekom AG	6,449,755	104,880
	Daimler AG	1,717,344	101,735
	adidas AG	377,115	89,732
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	297,657	66,426
	Volkswagen AG Preference Shares	366,138	62,452
	Deutsche Post AG	1,940,470	57,314
	Bayerische Motoren Werke AG	641,848	54,076
	Vonovia SE	1,036,064	52,072
	Infineon Technologies AG	2,260,769	50,288
	Deutsche Boerse AG	373,340	49,710
	E.ON SE	4,333,442	48,173
	Fresenius SE & Co. KGaA	809,950	41,996
	Wirecard AG	228,318	37,860
	Deutsche Bank AG	4,085,599	36,319
	Deutsche Wohnen SE	709,640	35,452
	Continental AG	215,878	34,117
	Henkel AG & Co. KGaA Preference Shares	349,151	33,985
	Fresenius Medical Care AG & Co. KGaA	424,508	31,223
	Merck KGaA	258,701	27,164

	RWE AG	968,729	24,094
	MTU Aero Engines AG	103,029	22,218
	HeidelbergCement AG	296,153	20,508
	Symrise AG	240,742	19,996
	Beiersdorf AG	199,640	19,985
	Porsche Automobil Holding SE Preference Shares	305,888	19,891
2	Covestro AG	351,277	19,412
	Henkel AG & Co. KGaA	202,130	18,528
	Hannover Rueck SE	120,369	17,373
*	thyssenkrupp AG	931,357	16,552
*	QIAGEN NV	438,172	16,183
*	Commerzbank AG	2,072,095	14,914
	LEG Immobilien AG	126,707	14,885
	Brenntag AG	309,883	14,672
	Deutsche Lufthansa AG	469,600	11,856
*	Aroundtown SA	1,326,586	11,735
	Uniper SE	390,658	11,328
	Volkswagen AG	63,395	11,060
*,2	Siemens Healthineers AG	260,404	10,276
	Sartorius AG Preference Shares	68,444	10,275
2	Scout24 AG	215,496	10,131
	LANXESS AG	183,663	10,109
	HUGO BOSS AG	128,549	9,217
	GEA Group AG	332,229	9,153
	United Internet AG	230,226	9,135
	Evonik Industries AG	332,225	9,086
	Puma SE	16,208	9,034
	Rheinmetall AG	86,069	8,940
*	Knorr-Bremse AG	86,646	8,574
*,2	Zalando SE	273,133	8,334
	ProSiebenSat.1 Media SE	456,260	8,145
	KION Group AG	140,752	8,127
	Bayerische Motoren Werke AG Preference Shares	109,499	8,093
*,2	Delivery Hero SE	216,279	7,988
	OSRAM Licht AG	176,450	7,508
	K&S AG	380,870	7,417
*	MorphoSys AG	62,717	6,785
	Carl Zeiss Meditec AG	73,380	6,660
	Fuchs Petrolub SE Preference Shares	139,765	6,556
	TAG Immobilien AG	256,534	6,484
*	Evotec AG	261,863	6,149
*	Innogy	142,806	6,115
	TUI AG (XETR)	383,129	5,837
	HOCHTIEF AG	38,770	5,799
	METRO AG	337,775	5,716
	Fraport AG Frankfurt Airport Services Worldwide	71,889	5,682
	Grand City Properties SA	220,343	5,482
	Freenet AG	256,985	5,473
	Axel Springer SE	89,067	5,453
2	Innogy ORD	113,367	5,371
	TLG Immobilien AG	170,927	5,248
	GRENKE AG	51,769	4,760
	Telefonica Deutschland Holding AG	1,344,348	4,713
	CTS Eventim AG & Co. KGaA	110,189	4,683
	Nemetschek SE	35,942	4,613
	alstria office REIT-AG	304,119	4,577
*	Dialog Semiconductor plc	152,196	4,450

	Bechtle AG	54,644	4,348
	RWE AG Preference Shares	174,158	4,274
	Gerresheimer AG	63,086	4,272
	RTL Group SA	76,381	4,178
	Siltronic AG	41,643	4,137
	Rational AG	6,591	4,135
	Hella GmbH & Co. KGaA	89,312	4,063
	Duerr AG	97,551	3,996
	Aareal Bank AG	122,196	3,951
	Aurubis AG	71,985	3,942
	MAN SE	37,339	3,860
	1&1 Drillisch AG	92,511	3,849
2	ADO Properties SA	58,202	3,494
	Software AG	94,980	3,451
	Norma Group SE	64,095	3,390
*,2	Rocket Internet SE	131,810	3,327
*	Jenoptik AG	101,664	3,291
	Fielmann AG	47,550	3,228
	Deutsche EuroShop AG	100,011	3,112
	Wacker Chemie AG	29,212	3,090
	Stabilus SA	47,086	2,941
	FUCHS PETROLUB SE	66,972	2,941
2	Deutsche Pfandbriefbank AG	251,943	2,846
	Jungheinrich AG Preference Shares	92,310	2,802
	Talanx AG	73,992	2,749
	Stroeer SE & Co. KGaA	48,493	2,717
	Sixt SE	28,570	2,600
	CANCOM SE	66,173	2,569
	Suedzucker AG	154,597	2,513
	Krones AG	29,068	2,431
	Leoni AG	64,940	2,406
	Salzgitter AG	78,881	2,383
	CompuGroup Medical SE	44,536	2,217
	S&T AG	96,361	2,202
*,^	AIXTRON SE	210,182	2,096
	PATRIZIA Immobilien AG	87,597	1,951
	Sixt SE Preference Shares	29,843	1,910
	Bilfinger SE	59,499	1,902
	DMG Mori AG	37,141	1,866
*,2	DWS Group GmbH & Co. KGaA	65,677	1,767
	Indus Holding AG	34,698	1,721
	Pfeiffer Vacuum Technology AG	12,223	1,713
2	Befesa SA	38,541	1,687
	Deutz AG	230,654	1,642
	CECONOMY AG	344,450	1,618
*	Hypoport AG	7,641	1,598
	XING SE	5,267	1,577
*	Nordex SE	128,702	1,468
*	zooplus AG	11,882	1,429
	Washtec AG	20,135	1,427
2	Hapag-Lloyd AG	54,517	1,376
	Schaeffler AG Preference Shares	148,782	1,321
	Biotest AG Preference Shares	45,875	1,209
	RIB Software SE	80,719	1,172
	Koenig & Bauer AG	24,569	1,166
	Takkt AG	68,914	1,165
	Wacker Neuson SE	51,840	1,158

	KWS Saat SE	3,661	1,156
	DIC Asset AG	99,983	1,129
	Hamburger Hafen und Logistik AG	50,031	1,115
	Kloeckner & Co. SE	147,926	1,106
*,^	Heidelberger Druckmaschinen AG	530,226	1,074
	RHOEN-KLINIKUM AG	41,060	1,071
*	Isra Vision AG	30,642	1,035
	VTG AG	17,169	970
*	Varta AG	26,613	956
	Deutsche Beteiligungs AG	24,377	952
	Diebold Nixdorf AG	14,272	951
	Hornbach Holding AG & Co. KGaA	17,609	916
	Vossloh AG	19,198	903
	Bertrandt AG	10,197	875
	BayWa AG	31,472	860
	Draegerwerk AG & Co. KGaA Preference Shares	15,240	846
	Wuestenrot & Wuerttembergische AG	43,989	830
*	SGL Carbon SE	99,949	822
	comdirect bank AG	68,241	784
*	Corestate Capital Holding SA	19,382	710
*,2	Tele Columbus AG	196,863	575
	ElringKlinger AG	60,572	533
	SMA Solar Technology AG	17,882	453
	Hornbach Baumarkt AG	18,336	399
	Draegerwerk AG & Co. KGaA	8,198	396
	CropEnergies AG	46,488	267
	H&R GmbH & Co. KGaA	19,563	179
			2,588,132
Ireland (0.4%)
	Kerry Group plc Class A	291,462	29,761
	Kingspan Group plc	298,645	12,214
	Bank of Ireland Group plc	1,842,658	11,057
	Glanbia plc	394,937	7,547
	AIB Group plc	1,576,716	7,059
	Dalata Hotel Group plc	361,460	2,363
	Green REIT plc	1,371,496	2,270
	C&C Group plc	590,349	2,234
*	Cairn Homes plc	1,468,786	2,185
	Hibernia REIT plc	1,334,492	2,007
	Irish Continental Group plc	325,022	1,767
	Origin Enterprises plc	241,815	1,583
*	Permanent TSB Group Holdings plc	261,050	491
*,^,§	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			82,538
Italy (4.1%)
	Enel SPA	15,528,029	93,851
	Eni SPA	4,998,280	84,751
	Intesa Sanpaolo SPA (Registered)	30,166,283	69,025
	UniCredit SPA	4,459,464	51,554
	Assicurazioni Generali SPA	2,586,971	45,291
*	Fiat Chrysler Automobiles NV	2,199,593	37,640
	Ferrari NV	250,489	31,189
	Atlantia SPA	1,063,372	25,169
	Snam SPA	4,534,824	21,655
	CNH Industrial NV	1,985,391	19,514
	Terna Rete Elettrica Nazionale SPA	2,818,070	17,368

	EXOR NV	213,856	13,672
	Moncler SPA	341,951	12,869
*	Telecom Italia SPA (Registered)	22,064,814	12,277
	Tenaris SA	936,215	11,760
	Prysmian SPA	520,716	11,187
	Mediobanca Banca di Credito Finanziario SPA	1,194,359	10,409
	Davide Campari-Milano SPA	1,135,105	10,199
	FinecoBank Banca Fineco SPA	786,886	8,557
2	Poste Italiane SPA	923,037	7,949
	Leonardo SPA	769,095	7,453
	Recordati SPA	190,666	6,909
	Italgas SPA	984,461	5,960
*	Banco BPM SPA	3,036,376	5,894
	A2A SPA	3,105,699	5,667
*,2	Pirelli & C SPA	858,397	5,611
	Telecom Italia SPA (Bearer)	11,349,229	5,554
	Hera SPA	1,592,258	5,381
*	Saipem SPA	1,122,018	5,334
	Unione di Banche Italiane SPA	2,029,427	5,207
	Interpump Group SPA	160,319	5,165
	Unipol Gruppo SPA	960,435	4,397
	Amplifon SPA	232,493	4,165
	DiaSorin SPA	45,149	4,134
2	Infrastrutture Wireless Italiane SPA	481,600	3,834
	Brembo SPA	304,051	3,473
	Cerved Group SPA	388,564	3,420
	De’ Longhi SPA	128,494	3,206
	Iren SPA	1,272,136	3,120
	Buzzi Unicem SPA Ord Shares	156,278	2,986
	Banca Mediolanum SPA	487,849	2,976
^	Azimut Holding SPA	233,121	2,957
	UnipolSai Assicurazioni SPA	1,180,758	2,947
	Societa Cattolica di Assicurazioni SC	307,559	2,838
	Banca Generali SPA	111,015	2,619
	Salvatore Ferragamo SPA	129,595	2,599
	BPER Banca	762,415	2,584
2	Enav SPA	496,843	2,543
	Brunello Cucinelli SPA	66,888	2,419
	Banca Popolare di Sondrio SCPA	890,239	2,375
2	Anima Holding SPA	568,572	2,339
	Saras SPA	1,072,777	2,286
	Reply SPA	40,947	2,270
	Autogrill SPA	251,972	2,267
2	Technogym SPA	188,161	2,182
	IMA Industria Macchine Automatiche SPA	32,550	2,158
	Societa Iniziative Autostradali e Servizi SPA	134,770	2,074
*,^	Mediaset SPA	615,807	2,024
	ERG SPA	102,974	2,018
	ASTM SPA	68,658	1,647
	MARR SPA	64,175	1,536
	Parmalat SPA	425,959	1,389
	ACEA SPA	89,489	1,368
*,^	Juventus Football Club SPA	747,763	1,234
^	Tod’s SPA	26,193	1,219
2	doBank SPA	87,499	1,195
	Tamburi Investment Partners SPA	170,065	1,188
	Maire Tecnimont SPA	293,739	1,179

	Fincantieri SPA	964,986	1,117
	Datalogic SPA	41,293	1,116
	Danieli & C Officine Meccaniche SPA Saving Shares	68,442	1,111
2	RAI Way SPA	214,029	1,089
2	Banca Farmafactoring SPA	174,291	1,022
	Credito Emiliano SPA	161,429	920
*,2	Carel Industries SPA	78,563	853
	Piaggio & C SPA	352,224	809
	Immobiliare Grande Distribuzione SIIQ SPA	112,939	799
*,^	Banca Monte dei Paschi di Siena SPA	516,844	732
	CIR-Compagnie Industriali Riunite SPA	621,799	721
	Banca IFIS SPA	37,463	720
	Zignago Vetro SPA	68,117	714
^	Salini Impregilo SPA	321,697	708
	Buzzi Unicem SPA Saving Shares	55,743	679
	Cementir Holding SPA	98,683	672
	Cairo Communication SPA	148,336	646
	Biesse SPA	27,297	637
2	Gima TT SPA	73,233	590
*,^,2	OVS SPA	368,796	563
	Danieli & C Officine Meccaniche SPA Ord Shares	27,279	562
	Italmobiliare SPA	24,665	549
*	Arnoldo Mondadori Editore SPA	257,653	498
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	246,986	411
	Cofide SPA	443,975	252
*,^	Safilo Group SPA	272,769	251
^	Geox SPA	167,365	249
	DeA Capital SPA	154,133	236
			770,412
Netherlands (5.4%)
	Unilever NV	3,022,645	161,865
	ASML Holding NV	811,509	141,908
	ING Groep NV	7,783,070	92,353
	Koninklijke Philips NV	1,852,126	73,021
	Koninklijke Ahold Delhaize NV	2,167,115	57,096
*	Unibail-Rodamco-Westfield	269,159	48,409
	Heineken NV	472,179	42,411
*	Akzo Nobel NV	449,458	38,684
	Wolters Kluwer NV	532,916	33,143
	Koninklijke DSM NV	350,752	32,801
	NN Group NV	672,175	28,384
	ArcelorMittal	1,206,283	27,862
2	ABN AMRO Group NV	826,138	20,601
	Koninklijke KPN NV	6,600,400	20,291
	Heineken Holding NV	211,196	18,335
	Aegon NV	3,496,584	18,014
	ASR Nederland NV	266,469	11,239
	Randstad NV	218,749	10,545
*,^	Galapagos NV	93,488	9,620
*	Gemalto NV	165,610	9,604
*,2	Adyen NV	11,982	8,891
	IMCD NV	105,512	7,700
	Koninklijke Vopak NV	133,198	6,769
	Aalberts Industries NV	192,891	6,756
	SBM Offshore NV	352,719	5,822
2	Signify NV	216,468	5,363
^	Boskalis Westminster	161,218	4,236

*	OCI NV	190,796	4,035
	TKH Group NV	82,541	3,986
*	BE Semiconductor Industries NV	145,301	3,768
	ASM International NV	76,621	3,712
*,2	Takeaway.com NV	58,434	3,706
	Corbion NV	117,239	3,321
*,^	VEON Ltd.	1,299,874	3,301
	APERAM SA	98,527	3,008
	Eurocommercial Properties NV	92,345	2,992
2	Intertrust NV	154,374	2,508
^	Wereldhave NV	77,029	2,468
	Sligro Food Group NV	63,859	2,409
	PostNL NV	870,673	2,250
*	ALTICE EUROPE NV	1,073,402	2,190
*	TomTom NV	242,545	2,171
2	GrandVision NV	97,087	2,165
	AMG Advanced Metallurgical Group NV	58,612	2,119
*,2	Basic-Fit NV	66,243	2,027
^	Arcadis NV	136,539	1,773
^	Koninklijke BAM Groep NV	486,868	1,740
2	Flow Traders	55,600	1,718
*,^	Fugro NV	151,291	1,668
	NSI NV	37,148	1,565
	Vastned Retail NV	37,868	1,476
	Accell Group NV	53,428	1,175
^	Wessanen	109,960	1,126
	Koninklijke Volkerwessels NV	54,591	937
	ForFarmers NV	86,138	837
2	B&S Group Sarl	49,956	742
2	NIBC Holding NV	66,373	659
	Brunel International NV	43,897	612
*	ALTICE EUROPE NV Class B	174,549	358
			1,010,245
Norway (1.5%)
	Equinor ASA	1,965,742	44,949
	DNB ASA	2,116,903	37,573
	Telenor ASA	1,331,448	25,207
	Mowi ASA	824,488	18,213
	Yara International ASA	348,904	14,428
	Norsk Hydro ASA	2,667,258	12,366
	Orkla ASA	1,529,080	12,359
	Aker BP ASA	217,472	7,246
	Storebrand ASA	935,665	7,171
	Schibsted ASA Class B	197,308	6,265
	TGS NOPEC Geophysical Co. ASA	204,423	6,060
	Subsea 7 SA	509,023	5,776
	Gjensidige Forsikring ASA	330,078	5,701
	Tomra Systems ASA	218,145	5,668
	Schibsted ASA Class A	157,939	5,546
	Salmar ASA	103,346	5,411
	Bakkafrost P/F	79,792	4,148
	Leroy Seafood Group ASA	509,123	4,071
	SpareBank 1 SR-Bank ASA	354,580	3,839
	Aker ASA	48,067	3,383
2	Entra ASA	215,364	3,121
*	Norwegian Finans Holding ASA	314,500	2,588
	SpareBank 1 SMN	240,985	2,477

	DNO ASA	1,244,447	2,394
	Veidekke ASA	208,302	2,275
	Atea ASA	162,051	2,239
	Austevoll Seafood ASA	174,560	2,229
	Kongsberg Gruppen ASA	150,701	2,101
*	Borr Drilling Ltd.	753,384	1,930
	Borregaard ASA	194,130	1,725
*,2	Aker Solutions ASA	294,753	1,609
*	Petroleum Geo-Services ASA	634,315	1,431
	Grieg Seafood ASA	109,351	1,413
2	Evry AS	385,870	1,412
*,2	Elkem ASA	476,473	1,385
2	Sbanken ASA	150,529	1,367
*	Nordic Semiconductor ASA	289,497	1,009
	Norway Royal Salmon ASA	32,022	773
*	Wallenius Wilhelmsen ASA	213,370	758
	Ocean Yield ASA	103,747	746
^,2	XXL ASA	206,027	691
	Stolt-Nielsen Ltd.	54,433	657
	Sparebank 1 Oestlandet	62,243	625
*	Akastor ASA	335,367	513
*,^,2	BW LPG Ltd.	155,220	477
*,^	Norwegian Air Shuttle ASA	29,282	448
	Hoegh LNG Holdings Ltd.	96,570	445
*	Otello Corp. ASA	248,269	417
			274,635
Poland (0.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,701,162	18,084
	Polski Koncern Naftowy ORLEN SA	619,976	17,468
	Powszechny Zaklad Ubezpieczen SA	1,117,582	13,429
	Bank Polska Kasa Opieki SA	313,460	9,329
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,471,846	7,127
*	KGHM Polska Miedz SA	273,440	6,937
*	CD Projekt SA	125,373	6,402
	Santander Bank Polska SA	58,945	5,930
	Grupa Lotos SA	197,385	4,935
*	PGE Polska Grupa Energetyczna SA	1,445,311	4,623
	LPP SA	1,601	3,598
*	Cyfrowy Polsat SA	537,458	3,424
	mBank SA	25,209	3,044
*	Bank Millennium SA	1,194,448	2,837
*	Alior Bank SA	179,933	2,787
	CCC SA	56,870	2,738
*,2	Dino Polska SA	94,680	2,556
*	Orange Polska SA	1,287,850	1,939
	Asseco Poland SA	149,179	1,925
*	Jastrzebska Spolka Weglowa SA	102,206	1,879
*	AmRest Holdings SE	143,503	1,519
	KRUK SA	31,329	1,411
	Kernel Holding SA	99,398	1,367
2	PLAY Communications SA	219,735	1,348
*	Tauron Polska Energia SA	2,092,875	1,338
*	Enea SA	434,584	1,254
	Bank Handlowy w Warszawie SA	67,137	1,248
*	Energa SA	433,154	1,184
	Grupa Azoty SA	95,636	953
^	Eurocash SA	165,180	894

	Ciech SA	54,010	763
	Budimex SA	24,404	709
*	PKP Cargo SA	61,213	676
	Warsaw Stock Exchange	57,807	622
*	Lubelski Wegiel Bogdanka SA	24,630	372
	Neuca SA	3,368	230
*	Boryszew SA	116,064	147
			137,026
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,526,956	16,535
	Galp Energia SGPS SA	1,025,398	16,022
	Jeronimo Martins SGPS SA	483,761	6,856
*	Banco Comercial Portugues SA	15,711,047	4,332
	NOS SGPS SA	433,640	2,813
	EDP Renovaveis SA	296,837	2,674
	Navigator Co. SA	495,505	2,424
	REN - Redes Energeticas Nacionais SGPS SA	763,806	2,294
	Sonae SGPS SA	1,942,091	2,026
	Altri SGPS SA	148,841	1,232
	CTT-Correios de Portugal SA	313,130	1,127
	Semapa-Sociedade de Investimento e Gestao	50,850	889
	Corticeira Amorim SGPS SA	72,160	804
*	Mota-Engil SGPS SA	179,669	397
*	Banco Espirito Santo SA	8,371,877	26
			60,451
Spain (4.8%)
	Banco Santander SA	32,114,869	152,310
*	Iberdrola SA (XMAD)	11,954,871	98,814
	Banco Bilbao Vizcaya Argentaria SA	13,297,308	78,922
	Telefonica SA	9,064,466	77,969
	Amadeus IT Group SA	824,510	59,958
	Industria de Diseno Textil SA	2,097,422	58,672
*	Repsol SA	2,488,002	43,672
	CaixaBank SA	7,179,935	27,155
2	Aena SME SA	127,346	22,013
*	Ferrovial SA	974,842	21,861
*	ACS Actividades de Construccion y Servicios SA	487,344	20,169
	Red Electrica Corp. SA	862,198	19,870
	Grifols SA	666,486	17,386
	Naturgy Energy Group SA	617,003	17,248
	Endesa SA	631,960	15,806
	Enagas SA	455,259	13,270
	Banco de Sabadell SA	11,231,819	12,879
	Bankinter SA	1,378,955	10,767
	Grifols SA Preference Shares	517,166	9,680
2	Cellnex Telecom SA	323,805	9,125
	Merlin Properties Socimi SA	668,913	8,974
	Bankia SA	2,427,056	7,075
*	Siemens Gamesa Renewable Energy SA	446,811	6,344
	Inmobiliaria Colonial Socimi SA	610,541	6,246
	Mapfre SA	1,966,745	5,472
	Bolsas y Mercados Espanoles SHMSF SA	154,247	4,661
	Viscofan SA	78,236	4,361
^	Acciona SA	41,921	3,992
	Acerinox SA	347,263	3,784
	Grupo Catalana Occidente SA	89,211	3,535

*	Masmovil Ibercom SA	155,586	3,393
	Applus Services SA	283,339	3,248
	Cia de Distribucion Integral Logista Holdings SA	125,201	3,233
	Ebro Foods SA	151,435	3,118
	CIE Automotive SA	108,650	3,052
	Prosegur Cia de Seguridad SA	527,078	2,853
	Zardoya Otis SA	352,789	2,795
	Mediaset Espana Comunicacion SA	356,553	2,512
*	Indra Sistemas SA	242,844	2,499
*	Iberdrola SA	268,045	2,209
*,2	Neinor Homes SA	149,666	2,146
	Melia Hotels International SA	213,460	2,142
*	Fomento de Construcciones y Contratas SA	142,716	2,112
*	Almirall SA	119,118	2,021
	Faes Farma SA	529,063	1,987
	Corp Financiera Alba SA	39,790	1,973
	Ence Energia y Celulosa SA	252,205	1,958
2	Gestamp Automocion SA	311,963	1,825
2	Unicaja Banco SA	1,533,665	1,799
2	Euskaltel SA	192,268	1,762
2	Prosegur Cash SA	727,825	1,703
	Construcciones y Auxiliar de Ferrocarriles SA	37,498	1,689
*	Sacyr SA	660,028	1,593
^	Tecnicas Reunidas SA	61,224	1,566
*	Fluidra SA	119,858	1,359
*	Liberbank SA	2,709,042	1,338
*,^	Promotora de Informaciones SA	647,217	1,251
*,2	Global Dominion Access SA	235,955	1,231
	Lar Espana Real Estate Socimi SA	123,952	1,194
*,2	Aedas Homes SAU	43,117	1,161
*,2	Metrovacesa SA	92,281	1,122
	Atresmedia Corp. de Medios de Comunicacion SA	158,269	768
*	Pharma Mar SA	330,142	490
*	Codere SA	105,248	484
^	Distribuidora Internacional de Alimentacion SA	933,059	457
^	Obrascon Huarte Lain SA	365,243	334
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 02/05/2019	487,344	268
	NH Hotel Group SA	28,075	140
	Vidrala SA	1,479	136
*	Sacyr SA Interim Line	18,857	45
			908,956
Sweden (4.7%)
	Telefonaktiebolaget LM Ericsson Class B	5,921,915	52,785
	Investor AB Class B	1,055,500	46,422
	Swedbank AB Class A	1,997,592	45,378
	Volvo AB Class B	2,984,969	43,013
	Sandvik AB	2,151,594	34,382
	Assa Abloy AB Class B	1,831,649	34,131
	Essity AB Class B	1,212,335	33,544
*	Atlas Copco AB Class A	1,251,479	32,650
	Svenska Handelsbanken AB Class A	2,928,519	31,847
	Skandinaviska Enskilda Banken AB Class A	2,862,271	30,044
^	Hennes & Mauritz AB Class B	1,750,372	27,235
	Hexagon AB Class B	498,704	24,422
	Telia Co. AB	5,357,441	23,348
*	Atlas Copco AB Class B	760,227	18,192
	Swedish Match AB	343,291	15,380

	Alfa Laval AB	627,680	14,231
*	Boliden AB	546,475	13,677
	Tele2 AB	1,061,537	13,290
	SKF AB	756,647	12,745
	Skanska AB Class B	708,615	12,408
*	Epiroc AB Class A	1,269,558	12,191
	Kinnevik AB	477,030	11,656
	Electrolux AB Class B	474,603	11,230
	Lundin Petroleum AB	346,778	11,092
	Svenska Cellulosa AB SCA Class B	1,181,101	10,389
	Castellum AB	539,818	10,234
	Securitas AB Class B	617,142	9,924
	Elekta AB Class B	714,277	9,549
	Industrivarden AB Class A	443,701	9,377
	Trelleborg AB Class B	478,216	8,055
*	Fabege AB	527,584	7,698
*	Swedish Orphan Biovitrum AB	321,404	7,596
	Nibe Industrier AB Class B	598,156	6,802
*	Epiroc AB Class B	741,297	6,644
	Industrivarden AB	311,714	6,426
^	Saab AB Class B	185,919	6,424
	Husqvarna AB	807,661	6,173
*	Fastighets AB Balder Class B	193,477	6,106
^	ICA Gruppen AB	153,417	5,396
	Investor AB Class A	120,380	5,292
	Loomis AB Class B	142,889	5,127
	Getinge AB	446,196	5,038
*	AAK AB	337,439	4,854
	Indutrade AB	182,494	4,590
	L E Lundbergforetagen AB Class B	145,842	4,503
^	BillerudKorsnas AB	349,207	4,410
	Hexpol AB	493,937	4,372
	Modern Times Group MTG AB Class B	128,768	4,339
*	Holmen AB	200,541	4,298
2	Thule Group AB	206,470	4,215
2	Dometic Group AB	589,237	4,204
^	Intrum AB	146,480	4,186
	SSAB AB Class B	1,182,082	3,958
2	Ahlsell AB	629,915	3,800
	Hufvudstaden AB Class A	219,538	3,646
	Axfood AB	206,615	3,618
	Lifco AB Class B	89,916	3,604
*	Wihlborgs Fastigheter AB	262,175	3,420
	Wallenstam AB	326,832	3,291
	Peab AB	393,302	3,279
2	Evolution Gaming Group AB	49,132	2,951
^	Investment AB Latour Class B	235,750	2,929
2	Bravida Holding AB	389,305	2,853
	Kungsleden AB	375,788	2,853
^	NCC AB Class B	187,237	2,833
	Hemfosa Fastigheter AB	313,572	2,783
^	JM AB	135,782	2,745
	Sweco AB Class B	132,113	2,711
	Pandox AB Class B	145,476	2,533
	AF AB	130,212	2,295
*	Vitrolife AB	125,980	2,225
*	Betsson AB	238,914	2,200

	Avanza Bank Holding AB	47,684	2,169
	Bonava AB	162,238	2,033
	SSAB AB Class A	473,359	1,876
*	NetEnt AB	366,333	1,774
^	Mycronic AB	138,504	1,773
*	Nyfosa AB	318,373	1,721
	Atrium Ljungberg AB	91,179	1,668
	Arjo AB	455,488	1,621
	Klovern AB	1,304,645	1,589
2	Attendo AB	206,076	1,583
	Nolato AB Class B	34,211	1,575
*	SAS AB	540,096	1,460
	Bilia AB	159,948	1,407
2	Scandic Hotels Group AB	143,561	1,370
	Bure Equity AB	109,500	1,349
2	Resurs Holding AB	201,074	1,325
*	Investment AB Oresund	82,657	1,268
	Nobia AB	217,587	1,262
*	Hembla AB Class B	68,953	1,255
	Lindab International AB	144,009	1,161
	Ratos AB	394,456	1,133
	Cloetta AB Class B	419,376	1,113
*	SkiStar AB	89,000	1,082
	Oriflame Holding AG	47,865	1,065
	Concentric AB	71,316	1,033
	Telefonaktiebolaget LM Ericsson Class A	85,762	774
	Svenska Handelsbanken AB Class B	64,618	748
	Clas Ohlson AB	84,419	735
	Sagax AB	198,518	725
	Mekonomen AB	88,908	709
	Klovern AB Preference Shares	19,212	682
^,2	Munters Group AB	156,776	638
*	Radisson Hospitality AB	117,822	552
	Skandinaviska Enskilda Banken AB	47,880	519
*	Collector AB	92,251	497
	Haldex AB	69,634	489
^	Hemfosa Fastigheter AB Preference Shares	23,734	446
*	Hansa Biopharma AB	5,097	135
	NCC AB Class A	8,920	134
	Sagax AB Preference Shares	13,951	54
			886,543
Switzerland (13.1%)
	Nestle SA	6,013,854	524,311
	Novartis AG	4,347,890	379,574
	Roche Holding AG	1,410,253	375,178
	Zurich Insurance Group AG	300,570	94,335
	UBS Group AG	7,032,903	91,172
	Cie Financiere Richemont SA	1,018,850	70,227
	ABB Ltd.	3,562,827	68,195
	Credit Suisse Group AG	5,080,271	61,752
	Swiss Re AG	607,072	58,221
	Givaudan SA	18,432	44,717
	Lonza Group AG	147,962	39,091
*	Sika AG	277,397	36,632
	Geberit AG	72,371	28,292
	Swiss Life Holding AG	68,028	28,065
	LafargeHolcim Ltd.	530,780	24,961

	SGS SA	10,233	24,703
	Swisscom AG	50,844	24,370
	Partners Group Holding AG	33,242	22,864
	LafargeHolcim Ltd. Paris Shares	415,132	19,409
	Sonova Holding AG	101,483	19,046
	Schindler Holding AG	82,004	17,444
	Julius Baer Group Ltd.	433,664	17,430
	Chocoladefabriken Lindt & Spruengli AG (XVTX)	231	16,955
	Swatch Group AG (Bearer)	58,679	16,809
	Temenos AG	116,596	15,739
	Adecco Group AG	303,833	15,225
	Baloise Holding AG	94,410	14,622
	Straumann Holding AG	19,958	14,490
	Kuehne & Nagel International AG	99,750	13,489
	Swiss Prime Site AG	149,836	12,693
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	1,783	11,337
	Vifor Pharma AG	88,615	11,278
	Logitech International SA	288,359	10,520
	PSP Swiss Property AG	77,964	8,021
	Clariant AG	399,011	7,926
	Schindler Holding AG (Registered)	36,939	7,802
	Helvetia Holding AG	12,951	7,667
	Roche Holding AG (Bearer)	29,002	7,624
^	BB Biotech AG	109,872	7,500
	Georg Fischer AG	8,228	7,293
	EMS-Chemie Holding AG	14,155	7,070
	Flughafen Zurich AG	37,669	6,654
	Barry Callebaut AG	3,831	6,518
	Dufry AG	60,642	6,065
	Pargesa Holding SA	73,033	5,765
2	Sunrise Communications Group AG	67,963	5,730
2	VAT Group AG	51,290	5,311
	Swatch Group AG (Registered)	90,305	5,025
	OC Oerlikon Corp. AG	384,895	4,974
	Cembra Money Bank AG	55,290	4,775
	Tecan Group AG	23,099	4,664
	Allreal Holding AG	28,112	4,560
	Panalpina Welttransport Holding AG	25,687	4,520
2	Galenica AG	95,751	4,372
	Banque Cantonale Vaudoise	5,447	4,320
^	ams AG	154,622	4,145
	Belimo Holding AG	952	4,133
	dormakaba Holding AG	6,020	3,966
	Bucher Industries AG	12,779	3,903
	DKSH Holding AG	51,847	3,886
	Valiant Holding AG	32,330	3,492
	Emmi AG	3,960	3,344
	Sulzer AG	35,329	3,245
^	Landis&Gyr Group AG	50,101	3,236
	Vontobel Holding AG	54,591	3,077
	Mobimo Holding AG	12,405	3,041
*	Idorsia Ltd.	175,531	3,031
	Forbo Holding AG	2,115	2,949
	Siegfried Holding AG	7,909	2,790
	SFS Group AG	33,504	2,696
	BKW AG	35,599	2,505
	Huber & Suhner AG	27,951	2,159

	Daetwyler Holding AG	14,273	2,156
	Conzzeta AG	2,473	2,154
	Interroll Holding AG	1,158	2,095
	St. Galler Kantonalbank AG	4,094	2,047
*	Aryzta AG (XVTX)	1,789,275	2,014
*	Ceva Logistics AG	65,680	1,986
	Inficon Holding AG	3,709	1,973
	HBM HLTHCR-I	10,850	1,840
	Komax Holding AG	6,818	1,807
	Valora Holding AG	6,079	1,616
	Schweiter Technologies AG	1,683	1,594
	Burckhardt Compression Holding AG	5,987	1,539
	Kardex AG	11,180	1,474
	VZ Holding AG	5,297	1,405
	GAM Holding AG	313,948	1,370
^	Comet Holding AG	15,300	1,362
	Intershop Holding AG	2,615	1,308
	Bobst Group SA	16,107	1,302
	Liechtensteinische Landesbank AG	19,848	1,300
*	COSMO Pharmaceuticals NV	14,421	1,286
	Bachem Holding AG	11,020	1,267
*	Meyer Burger Technology AG	1,256,695	1,195
	Bell Food Group AG	3,773	1,182
	LEM Holding SA	977	1,170
*	Basilea Pharmaceutica AG	21,682	1,144
	u-blox Holding AG	13,241	1,130
*	Arbonia AG	91,054	1,101
	Vetropack Holding AG	463	1,056
	Implenia AG	28,364	1,000
	Ascom Holding AG	76,448	982
	Autoneum Holding AG	5,749	942
^	Rieter Holding AG	6,732	932
	EFG International AG	156,810	930
*	Leonteq AG	19,450	898
	Bossard Holding AG	5,472	863
	Swissquote Group Holding SA	17,880	842
	Ypsomed Holding AG	7,028	815
	ALSO Holding AG	5,797	750
	APG SGA SA	2,196	739
	Zehnder Group AG	21,076	705
*	VP Bank AG	4,775	667
*	Schmolz & Bickenbach AG	991,035	579
*	Alpiq Holding AG	7,109	551
^	Kudelski SA	74,308	496
*	Tamedia AG	758	87
*	Aryzta AG (XLON)	24,200	28
*	Berner Kantonalbank AG	65	14
			2,468,593
United Kingdom (28.1%)
	HSBC Holdings plc	40,140,548	337,997
	BP plc	39,015,033	266,520
	Royal Dutch Shell plc Class A	7,846,901	243,260
	Royal Dutch Shell plc Class B	7,469,313	231,915
	GlaxoSmithKline plc	9,733,890	189,079
	Diageo plc	4,824,011	184,117
	AstraZeneca plc	2,531,599	183,396
	British American Tobacco plc	4,397,388	155,010

	Rio Tinto plc	2,255,162	124,762
	Unilever plc	2,182,086	114,635
	Lloyds Banking Group plc	141,894,945	108,177
	Prudential plc	5,174,879	101,202
	Vodafone Group plc	53,321,778	97,248
	Reckitt Benckiser Group plc	1,249,931	96,177
	BHP Group plc	4,152,972	92,790
	Glencore plc	22,794,919	92,692
	National Grid plc	6,784,507	73,880
	Barclays plc	34,076,446	71,028
	Compass Group plc	3,159,606	67,612
	Imperial Brands plc	1,897,240	62,978
	Tesco plc	19,300,748	56,502
	BT Group plc	16,664,355	50,817
	Anglo American plc	1,971,938	50,395
	Experian plc	1,828,129	45,900
	Standard Chartered plc	5,409,361	43,628
	BAE Systems plc	6,376,596	42,898
*	RELX plc (XAMS)	1,930,115	42,657
	Aviva plc	7,825,500	42,560
	RELX plc (XLON)	1,888,367	41,827
	Legal & General Group plc	11,816,804	40,259
	Rolls-Royce Holdings plc	3,361,505	39,073
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,236,870	38,250
	London Stock Exchange Group plc	623,081	37,473
	Smith & Nephew plc	1,747,305	32,917
	CRH plc (XDUB)	1,135,002	32,671
	SSE plc	2,053,161	31,564
	Ferguson plc	463,825	31,060
	Royal Bank of Scotland Group plc	9,023,961	28,626
	WPP plc	2,448,031	28,014
	Ashtead Group plc	956,773	24,269
	Whitbread plc	366,100	23,458
	Informa plc	2,488,347	22,102
	Associated British Foods plc	692,993	21,749
	Melrose Industries plc	9,621,462	21,326
	3i Group plc	1,903,272	21,242
	Bunzl plc	669,291	21,104
	Intertek Group plc	322,381	20,803
*	InterContinental Hotels Group plc	362,090	20,577
	Centrica plc	11,196,513	20,121
	Persimmon plc	625,542	19,514
	Burberry Group plc	815,817	19,285
	Carnival plc	327,964	18,556
	Pearson plc	1,555,865	18,498
	Sage Group plc	2,167,080	17,812
	Mondi plc	732,799	17,722
	Segro plc	2,019,712	17,169
	Next plc	266,973	16,979
	International Consolidated Airlines Group SA (London Shares)	1,982,695	16,746
*	Standard Life Aberdeen plc	5,047,748	16,688
	Rentokil Initial plc	3,682,660	16,263
	Land Securities Group plc	1,427,783	16,237
	Croda International plc	254,305	16,101
	DCC plc	196,467	16,084
	Johnson Matthey plc	379,619	15,166
	Smiths Group plc	792,052	15,041

	United Utilities Group plc	1,358,823	14,862
	British Land Co. plc	1,938,280	14,601
	CRH plc (XLON)	505,036	14,533
	Barratt Developments plc	2,007,945	14,203
	Taylor Wimpey plc	6,511,963	14,120
	Halma plc	757,467	13,931
	RSA Insurance Group plc	2,052,387	13,839
	Smurfit Kappa Group plc	473,495	13,702
	Wm Morrison Supermarkets plc	4,349,542	13,376
	Coca-Cola HBC AG	392,288	13,185
	Paddy Power Betfair plc	157,997	12,973
	St. James’s Place plc	1,045,682	12,889
	ITV plc	7,451,482	12,649
	Kingfisher plc	4,296,543	12,552
	Severn Trent plc	473,805	12,450
	Micro Focus International plc	652,820	12,446
	Spirax-Sarco Engineering plc	146,687	12,337
	Marks & Spencer Group plc	3,247,856	12,289
	Direct Line Insurance Group plc	2,750,877	12,159
	J Sainsbury plc	3,230,253	12,096
	Berkeley Group Holdings plc	239,969	11,815
*	Ocado Group plc	896,942	11,670
	Hargreaves Lansdown plc	526,501	11,306
	DS Smith plc	2,534,691	11,241
2	Auto Trader Group plc	1,857,228	11,146
	Rightmove plc	1,788,539	11,075
	Admiral Group plc	407,281	11,075
	Meggitt plc	1,552,440	10,514
*	Just Eat plc	1,147,980	10,491
	Hiscox Ltd.	556,164	10,350
	Weir Group plc	519,258	10,276
	GVC Holdings plc	1,148,087	10,117
	John Wood Group plc	1,320,533	9,372
	Bellway plc	247,207	9,194
*	Phoenix Group Holdings plc	1,053,134	8,781
	Derwent London plc	201,042	8,551
	Tate & Lyle plc	931,264	8,406
	Pennon Group plc	838,751	8,401
*	BTG plc	768,852	8,397
	RPC Group plc	797,361	8,302
	Investec plc	1,287,267	8,274
	Travis Perkins plc	505,361	8,123
	SSP Group plc	917,267	8,029
	G4S plc	3,094,616	7,936
	Antofagasta plc	692,474	7,916
	Spectris plc	231,270	7,896
	Howden Joinery Group plc	1,164,533	7,726
	Schroders plc	223,851	7,679
	Hammerson plc	1,555,517	7,605
	Intermediate Capital Group plc	556,989	7,435
*	Tullow Oil plc	2,761,486	7,415
	TUI AG (XLON)	486,747	7,370
	B&M European Value Retail SA	1,704,933	7,260
	easyJet plc	438,017	7,258
	Cineworld Group plc	1,979,881	6,795
	Beazley plc	1,043,777	6,774
*	Cobham plc	4,778,738	6,766

	HomeServe plc	544,630	6,740
	IMI plc	535,644	6,730
	Evraz plc	1,012,217	6,631
	Royal Mail plc	1,831,556	6,453
	BBA Aviation plc	2,055,260	6,378
	Polymetal International plc	557,068	6,356
	Electrocomponents plc	883,932	6,310
	Rotork plc	1,743,631	6,294
2	Merlin Entertainments plc	1,416,634	6,278
	UNITE Group plc	524,558	6,265
	Inchcape plc	830,621	6,250
	Dechra Pharmaceuticals plc	198,884	6,179
	Britvic plc	533,462	6,162
	Jardine Lloyd Thompson Group plc	244,214	6,085
	IG Group Holdings plc	726,949	6,058
	Hikma Pharmaceuticals plc	279,998	5,924
	Close Brothers Group plc	302,888	5,908
2	Quilter plc	3,665,000	5,907
	NMC Health plc	171,470	5,805
	Man Group plc	3,059,649	5,731
	British American Tobacco plc ADR	161,443	5,696
	CYBG plc	2,466,972	5,680
	Great Portland Estates plc	568,967	5,466
2	ConvaTec Group plc	2,909,979	5,456
	WH Smith plc	209,606	5,381
	Shaftesbury plc	463,544	5,363
	Hays plc	2,702,403	5,359
	Tritax Big Box REIT plc	2,853,734	5,230
*	Capita plc	3,318,650	5,058
	Balfour Beatty plc	1,370,605	4,931
	Victrex plc	163,259	4,902
	Fresnillo plc	367,504	4,852
	Capital & Counties Properties plc	1,479,187	4,844
	Greene King plc	613,478	4,840
	TP ICAP plc	1,124,383	4,649
2	John Laing Group plc	986,312	4,600
	AVEVA Group plc	127,548	4,559
	Inmarsat plc	919,666	4,465
	QinetiQ Group plc	1,113,662	4,432
	JD Sports Fashion plc	725,715	4,413
	Aggreko plc	482,887	4,400
	National Express Group plc	842,909	4,353
	Daily Mail & General Trust plc	536,387	4,267
	Drax Group plc	803,116	4,240
	Renishaw plc	68,979	4,229
	Grafton Group plc	432,630	4,177
	Moneysupermarket.com Group plc	1,045,009	4,156
	Ashmore Group plc	779,159	4,136
	Greggs plc	198,297	4,037
	BCA Marketplace plc	1,528,418	4,025
	William Hill plc	1,722,009	3,986
	IWG plc	1,348,764	3,970
	Ascential plc	791,737	3,953
	Cranswick plc	101,897	3,862
	UDG Healthcare plc	499,570	3,803
	Bodycote plc	376,430	3,761
	Petrofac Ltd.	519,985	3,748

	Assura plc	4,756,759	3,736
	Diploma plc	223,595	3,733
	Redrow plc	482,425	3,679
	Big Yellow Group plc	291,271	3,664
	Dixons Carphone plc	2,012,948	3,645
	Entertainment One Ltd.	704,162	3,645
	Bovis Homes Group plc	273,704	3,639
	KAZ Minerals plc	465,700	3,636
	Grainger plc	1,213,168	3,634
	Jupiter Fund Management plc	841,500	3,617
	Pagegroup plc	623,522	3,616
	Rhi Magnesita NV	64,571	3,614
	Greencore Group plc	1,423,358	3,610
	Genus plc	122,912	3,592
2	Countryside Properties plc	887,178	3,574
	Babcock International Group plc	508,545	3,542
*	Provident Financial plc	510,080	3,519
	Micro Focus International plc ADR	181,782	3,472
	Workspace Group plc	268,240	3,343
	Centamin plc	2,157,516	3,337
	Coats Group plc	2,871,758	3,309
	Domino’s Pizza Group plc	945,916	3,293
	LondonMetric Property plc	1,312,829	3,234
	Saga plc	2,258,660	3,231
	Mediclinic International plc	779,192	3,218
*	Serco Group plc	2,185,527	3,171
	Vesuvius plc	428,797	3,167
	Safestore Holdings plc	418,053	3,164
	Rathbone Brothers plc	103,054	3,128
	Playtech plc	589,515	2,998
	Lancashire Holdings Ltd.	401,612	2,974
*	Firstgroup plc	2,414,606	2,934
	Savills plc	267,733	2,926
2	Sophos Group plc	649,496	2,876
*,2	Wizz Air Holdings plc	71,765	2,850
	Paragon Banking Group plc	521,829	2,842
*	Cairn Energy plc	1,146,503	2,813
	Elementis plc	1,153,592	2,762
	Marshalls plc	401,633	2,678
	Intu Properties plc	1,762,468	2,676
	Essentra plc	528,248	2,588
*,^	Metro Bank plc	179,703	2,568
	Synthomer plc	534,491	2,514
2	Ibstock plc	783,135	2,494
	Just Group plc	1,870,470	2,491
	Senior plc	837,432	2,486
	Crest Nicholson Holdings plc	498,745	2,466
*	EI Group plc	923,082	2,432
	Ultra Electronics Holdings plc	143,959	2,424
	Games Workshop Group plc	59,070	2,346
*,^	Sirius Minerals plc	8,912,472	2,304
	Hill & Smith Holdings plc	157,218	2,279
	OneSavings Bank plc	455,850	2,252
	J D Wetherspoon plc	141,127	2,247
	Softcat plc	245,568	2,245
*,2	Avast plc	581,809	2,190
*	Indivior plc	1,449,510	2,160

	Telecom Plus plc	115,300	2,135
	Brewin Dolphin Holdings plc	541,852	2,129
	Galliford Try plc	219,360	2,046
	Hunting plc	278,675	2,040
	Kier Group plc	299,579	2,031
	Ferrexpo plc	589,314	2,002
	Primary Health Properties plc	1,298,544	1,963
	TalkTalk Telecom Group plc	1,336,720	1,960
	Computacenter plc	142,408	1,956
	Go-Ahead Group plc	82,234	1,943
	Polypipe Group plc	371,219	1,925
	F&C Commercial Property Trust Ltd.	1,104,715	1,882
	St. Modwen Properties plc	348,503	1,877
	Morgan Advanced Materials plc	536,329	1,876
	SIG plc	1,194,121	1,869
2	McCarthy & Stone plc	1,066,157	1,868
	Dunelm Group plc	196,782	1,866
	Restaurant Group plc	922,133	1,806
2	Equiniti Group plc	645,646	1,754
	Stagecoach Group plc	854,836	1,742
	NewRiver REIT plc	596,333	1,728
2	Hastings Group Holdings plc	618,577	1,703
	IntegraFin Holdings plc	376,942	1,692
	Sanne Group plc	257,696	1,690
*	Mitchells & Butlers plc	448,713	1,669
	Dairy Crest Group plc	262,050	1,664
	Marston’s plc	1,260,345	1,566
	Card Factory plc	647,484	1,532
	UK Commercial Property REIT Ltd.	1,310,022	1,528
	Pets at Home Group plc	862,461	1,493
*	Premier Oil plc	1,504,386	1,458
*	Sports Direct International plc	396,115	1,448
	Bank of Georgia Group plc	69,967	1,406
	Ted Baker plc	56,831	1,398
	AA plc	1,223,899	1,338
	AG Barr plc	133,975	1,325
	Northgate plc	262,685	1,280
	TBC Bank Group plc	67,819	1,280
	Thomas Cook Group plc	2,758,515	1,257
*	Vectura Group plc	1,287,307	1,252
	Hochschild Mining plc	500,909	1,243
	Chesnara plc	271,824	1,227
	Halfords Group plc	403,222	1,226
	Stobart Group Ltd.	585,843	1,177
	Picton Property Income Ltd.	991,719	1,158
	888 Holdings plc	525,454	1,158
	Mitie Group plc	752,955	1,149
	Chemring Group plc	558,526	1,127
	International Personal Finance plc	408,960	1,104
	ITE Group plc	1,284,650	1,087
	Hansteen Holdings plc	875,611	1,057
	De La Rue plc	190,090	1,047
2	Charter Court Financial Services Group plc	279,188	1,013
*	Georgia Capital plc	69,721	993
*	Ophir Energy plc	1,385,846	990
	Redefine International plc	2,416,691	983
	Keller Group plc	140,831	958

	Superdry plc	130,433	884
2	Spire Healthcare Group plc	532,238	870
	PZ Cussons plc	369,211	868
	Lookers plc	605,005	857
	NCC Group plc	507,405	855
	KCOM Group plc	938,324	853
^,2	Amigo Holdings plc	266,212	848
	Dignity plc	87,703	846
*,^	AO World plc	537,467	839
	Helical plc	187,220	826
	Daejan Holdings plc	10,335	789
	RPS Group plc	442,969	778
	Schroder REIT Ltd.	1,011,938	771
*	Acacia Mining plc	298,484	766
	Rank Group plc	359,325	749
*	Premier Foods plc	1,331,940	700
*	Petra Diamonds Ltd.	1,550,303	671
*	Bank of Cyprus Holdings plc	502,999	647
	Devro plc	282,167	576
2	Bakkavor Group plc	292,060	567
	Gocompare.Com Group plc	572,520	557
	Takeda Pharmaceutical Co. Ltd.	11,303	456
	Renewi plc	1,274,904	427
	Soco International plc	427,015	413
*	Allied Minds plc	418,958	374
	N Brown Group plc	306,218	351
*,2	Alfa Financial Software Holdings plc	179,969	329
2	CMC Markets plc	177,303	276
*	Nostrum Oil & Gas plc	145,844	265
*	Tritax Big Box REIT plc Rights Exp. 2/8/19	372,226	47
*, §	Carillion plc	1,000,411	—
			5,308,536
Total Common Stocks (Cost $23,898,412)			18,774,921

		Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
3,4	Vanguard Market Liquidity Fund	2.572%		1,544,726	154,473

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.349%	3/21/19	1,000	997
	United States Treasury Bill	2.423%	4/11/19	500	497
5	United States Treasury Bill	2.474%	5/9/19	13,000	12,917
					14,411
Total Temporary Cash Investments (Cost $168,923)					168,884
Total Investments (100.3%) (Cost $24,067,335)					18,943,805
Other Assets and Liabilities-Net (-0.3%)[4,6]					(48,096)
Net Assets (100%)					18,895,709

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $112,564,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $365,320,000, representing 1.9% of net assets.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $141,581,000 of collateral received for securities on loan.

5     Securities with a value of $6,558,000 have been segregated as initial margin for open futures contracts.

6     Cash of $970,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2019	1,982	62,473	2,179
FTSE 100 Index	March 2019	487	33,615	1,185
				3,364

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	3/20/19	EUR	80,629	USD	93,104	(444)
Barclays Bank plc	3/20/19	GBP	47,059	USD	59,892	1,980
UBS AG	3/20/19	EUR	6,359	USD	7,305	3
Toronto-Dominion Bank	3/20/19	GBP	550	USD	725	(2)
BNP Paribas	3/20/19	USD	15,986	EUR	13,953	(49)
UBS AG	3/20/19	USD	9,400	GBP	7,388	(314)
BNP Paribas	3/20/19	USD	8,415	EUR	7,320	3
JPMorgan Chase Bank, N.A.	3/20/19	USD	5,748	EUR	5,000	2
Goldman Sachs International	3/20/19	USD	5,336	GBP	4,200	(186)
JPMorgan Chase Bank, N.A.	3/20/19	USD	4,048	GBP	3,192	(149)
						844

European Stock Index Fund

EUR–Euro.

GBP–British pound.

USD–U.S. dollar.

At January 31, 2019, a counterparty had deposited in a segregated account securities with a value of $2,251,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation

European Stock Index Fund

between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

European Stock Index Fund

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	9,168	18,765,697	56
Temporary Cash Investments	154,473	14,411	—
Futures Contracts—Assets[1]	257	—	—
Forward Currency Contracts—Assets	—	1,988	—
Forward Currency Contracts—Liabilities	—	(1,144)	—
Total	163,898	18,780,952	56
1 Represents variation margin on the last day of the reporting period.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (98.6%)[1]
Brazil (9.0%)
	Vale SA	36,461,977	455,357
	Itau Unibanco Holding SA Preference Shares	38,532,091	409,904
	Petroleo Brasileiro SA	49,861,622	404,481
	Banco Bradesco SA Preference Shares	31,994,923	397,295
	Itau Unibanco Holding SA ADR	30,776,137	327,458
	Ambev SA	60,032,339	288,422
	B3 SA - Brasil Bolsa Balcao	30,784,455	265,854
	Itausa - Investimentos Itau SA Preference Shares	68,247,255	252,790
	Banco Bradesco SA ADR	19,973,841	248,075
	Banco do Brasil SA	16,172,843	230,139
	Vale SA Class B ADR	18,264,902	227,215
	Petroleo Brasileiro SA Preference Shares	30,803,586	216,394
	Petroleo Brasileiro SA ADR Preference Shares	13,585,670	192,101
	Banco Bradesco SA	13,508,581	149,224
	Lojas Renner SA	11,166,229	139,526
	Suzano Papel e Celulose SA	8,848,863	111,554
	Ultrapar Participacoes SA	6,630,573	104,059
*	Rumo SA	17,513,842	94,424
	BB Seguridade Participacoes SA	10,588,436	90,189
	Telefonica Brasil SA Preference Shares	5,718,956	76,365
	Kroton Educacional SA	23,123,702	72,517
	CCR SA	17,595,166	71,823
	Localiza Rent a Car SA	7,742,474	70,785
	Lojas Americanas SA Preference Shares	12,126,958	70,138
^	Banco Santander Brasil SA ADR	5,112,785	68,000
	Equatorial Energia SA	2,706,406	65,434
	JBS SA	15,503,770	64,190
	Raia Drogasil SA	3,607,397	61,375
	WEG SA	11,556,706	59,715
	Klabin SA	11,285,565	57,519
	Magazine Luiza SA	1,146,931	56,384
	Cielo SA	17,164,288	56,213
	Hypera SA	6,301,727	55,045
	IRB Brasil Resseguros SA	2,331,660	54,520
*	BRF SA	7,770,014	50,169
	Gerdau SA Preference Shares	11,606,862	49,846
	BR Malls Participacoes SA	11,851,869	47,293
	Cia Energetica de Minas Gerais Preference Shares	11,733,745	44,634
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,608,216	42,939
*	Centrais Eletricas Brasileiras SA	3,881,374	39,857
	Itau Unibanco Holding SA	4,391,092	39,577
	Embraer SA	7,251,482	38,458
	Ambev SA ADR	7,793,173	37,485
	Natura Cosmeticos SA	2,867,040	37,286
	Petrobras Distribuidora SA	5,020,793	36,688
*	B2W Cia Digital	2,534,632	34,798
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,899,850	34,363
	Engie Brasil Energia SA	2,963,113	34,031
	Estacio Participacoes SA	3,911,896	33,378

*	Centrais Eletricas Brasileiras SA Preference Shares	2,937,151	32,843
	Multiplan Empreendimentos Imobiliarios SA	4,406,385	31,461
	Sul America SA	3,561,821	31,359
	Cia de Saneamento Basico do Estado de Sao Paulo	2,604,986	31,036
	Cosan SA	2,468,727	30,067
	CVC Brasil Operadora e Agencia de Viagens SA	1,687,100	29,630
	TIM Participacoes SA	8,691,050	29,561
	Banco BTG Pactual SA	3,433,733	27,873
*	Azul SA Prior Preference Shares.	2,720,343	27,702
	Atacadao Distribuicao Comercio e Industria Ltd.	5,022,847	27,538
	Bradespar SA Preference Shares	3,493,619	26,964
	Energisa SA	2,203,701	25,205
	Braskem SA Preference Shares	1,682,178	24,116
	Transmissora Alianca de Energia Eletrica SA	3,383,586	23,874
	Porto Seguro SA	1,539,498	23,673
	Cia Brasileira de Distribuicao ADR	842,477	22,528
	Embraer SA ADR	1,028,145	21,879
*	Notre Dame Intermedica Participacoes SA	2,305,700	21,234
	EDP - Energias do Brasil SA	4,563,650	21,030
	TOTVS SA	2,246,512	20,488
	Metalurgica Gerdau SA Preference Shares Class A	9,807,412	20,041
^	Gerdau SA ADR	4,537,808	19,649
	Odontoprev SA	4,369,086	19,593
	Cia de Saneamento do Parana	957,655	19,449
	Fleury SA	3,179,266	19,434
	M Dias Branco SA	1,450,413	18,939
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,002,352	18,677
	Cia Energetica de Sao Paulo Preference Shares	2,937,005	18,373
	MRV Engenharia e Participacoes SA	4,378,433	18,021
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,787,500	17,964
	Braskem SA ADR	628,005	17,898
	Linx SA	2,103,994	17,263
	Cia de Saneamento de Minas Gerais-COPASA	1,027,917	16,810
	Qualicorp Consultoria e Corretora de Seguros SA	3,806,164	16,547
	Cia Hering	1,911,677	16,362
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	745,667	16,074
	Banco Santander Brasil SA	1,207,500	15,926
	Iguatemi Empresa de Shopping Centers SA	1,289,122	15,752
*,2	Hapvida Participacoes e Investimentos SA	1,674,800	15,725
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,764,823	15,520
	Duratex SA	4,471,249	15,010
^	TIM Participacoes SA ADR	860,246	14,573
*,^	Centrais Eletricas Brasileiras SA ADR Preference Shares	1,293,625	14,243
	Cia Paranaense de Energia ADR	1,442,426	14,136
	Cia Siderurgica Nacional SA	5,027,948	14,073
	Sao Martinho SA	2,514,586	13,263
^	Cia Siderurgica Nacional SA ADR	4,505,411	12,570
	Lojas Americanas SA	2,837,818	12,190
	Alpargatas SA Preference Shares	2,135,221	11,748
	Arezzo Industria e Comercio SA	768,584	11,592
	Alupar Investimento SA	1,935,134	11,440
	Telefonica Brasil SA ADR	838,070	11,230
	Smiles Fidelidade SA	897,180	11,002
	Iochpe Maxion SA	1,772,546	10,865
^	Cia Energetica de Minas Gerais ADR	2,823,580	10,645
*	Via Varejo SA	6,337,095	10,422
	EcoRodovias Infraestrutura e Logistica SA	3,322,426	10,383

	Cia de Locacao das Americas	881,539	9,763
	BK Brasil Operacao e Assessoria a Restaurantes SA	1,607,900	9,700
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,416,802	9,621
	AES Tiete Energia SA	3,002,852	9,599
	Marcopolo SA Preference Shares	8,471,090	9,482
	Light SA	1,624,189	8,883
	Grendene SA	3,529,331	8,849
	SLC Agricola SA	717,515	8,717
	Aliansce Shopping Centers SA	1,493,794	8,325
	Randon Participacoes SA Preference Shares	2,712,312	7,444
	Cia Energetica de Minas Gerais	1,463,251	6,516
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,131,398	6,482
	Guararapes Confeccoes SA	145,020	6,252
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	279,918	6,213
	Multiplus SA	869,376	6,199
	Ez Tec Empreendimentos e Participacoes SA	787,480	5,982
	Petroleo Brasileiro SA ADR Ordinary Shares	364,500	5,941
	Construtora Tenda SA	532,999	5,408
*	Marfrig Global Foods SA	3,190,673	5,324
	Unipar Carbocloro SA Preference Shares	512,174	5,267
*,^	BRF SA ADR	776,338	5,046
*,§	Magnesita Refratarios SA	310,569	5,009
	BR Properties SA	1,995,079	4,815
*	Centrais Eletricas Brasileiras SA ADR Ordinary Shares	414,947	4,228
	Tupy SA	840,892	4,203
*	Dommo Energia SA	16,830,751	3,829
2	Ser Educacional SA	633,028	3,785
	Camil Alimentos SA	1,836,600	3,783
*	Even Construtora e Incorporadora SA	2,036,700	3,759
	QGEP Participacoes SA	951,730	3,148
	Movida Participacoes SA	1,140,170	3,105
*	Alliar Medicos A Frente SA	690,000	2,970
2	Banco Inter SA Preference Shares	248,855	2,857
*	Minerva SA	1,680,039	2,811
	Cia Paranaense de Energia	300,000	2,719
	Mahle-Metal Leve SA	362,173	2,672
	Cia Paranaense de Energia Preference Shares	263,705	2,555
	Direcional Engenharia SA	940,943	2,375
	Wiz Solucoes e Corretagem de Seguros SA	1,069,619	2,361
	Santos Brasil Participacoes SA	1,862,822	2,289
	Instituto Hermes Pardini SA	400,360	2,121
	Sonae Sierra Brasil SA	250,510	2,044
	Anima Holding SA	366,826	2,029
	Dimed SA Distribuidora da Medicamentos	19,600	1,935
*	LOG Commercial Properties e Participacoes SA	313,179	1,653
*	Suzano Papel e Celulose SA ADR	34,626	864
*	Cosan Logistica SA	166,500	733
	Gerdau SA	71,400	249
*	Marcopolo SA Receipt Line	199,592	48
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	42,859	9
*	LOG Commercial Properties e Participacoes SA Rights Exp. 02/08/2019	61,687	—
			7,488,720
Chile (1.3%)
	Empresas COPEC SA	7,494,651	102,931
	SACI Falabella	11,211,862	90,069
	Banco de Chile	468,315,355	74,305

	Empresas CMPC SA	17,973,540	64,982
	Latam Airlines Group SA	4,581,361	54,639
	Banco de Credito e Inversiones SA	728,419	51,928
	Enel Americas SA	248,403,892	50,716
	Banco Santander Chile ADR	1,363,693	44,102
	Cencosud SA	21,542,463	43,534
	Enel Americas SA ADR	3,846,700	39,775
	Banco Santander Chile	479,904,527	38,710
	Cia Cervecerias Unidas SA	2,523,400	34,319
^	Sociedad Quimica y Minera de Chile SA ADR	788,099	33,620
	Enel Chile SA	299,248,452	31,532
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	727,061	30,993
	Aguas Andinas SA Class A	51,599,023	30,495
	Itau CorpBanca	3,033,065,411	30,486
	Colbun SA	120,271,390	27,308
	Parque Arauco SA	9,524,734	26,152
	Empresa Nacional de Telecomunicaciones SA	2,365,290	22,786
	Embotelladora Andina SA Preference Shares	3,692,986	14,301
	AES Gener SA	45,263,897	13,727
	Vina Concha y Toro SA	6,607,420	13,694
	CAP SA	1,254,676	13,554
	Ripley Corp. SA	13,175,089	11,749
	SONDA SA	6,366,973	11,023
	Enel Chile SA ADR	1,803,817	9,795
	Inversiones La Construccion SA	506,936	9,432
	Inversiones Aguas Metropolitanas SA	5,384,804	8,367
	Engie Energia Chile SA	3,955,483	7,966
	Salfacorp SA	4,156,088	6,683
*	Cia Sud Americana de Vapores SA	211,368,506	6,293
^	Latam Airlines Group SA ADR	441,151	5,144
*	SMU SA	10,157,443	2,856
	Besalco SA	2,833,463	2,744
*	Grupo Security SA	5,922,109	2,682
	Multiexport Foods SA	3,272,333	2,010
	Forus SA	505,914	1,525
	Sociedad de Inversiones Oro Blanco SA	47,024,849	289
			1,067,216
China (34.0%)
	Tencent Holdings Ltd.	88,887,324	3,956,785
*	Alibaba Group Holding Ltd. ADR	18,202,181	3,066,885
	China Construction Bank Corp.	1,398,788,087	1,260,031
	Industrial & Commercial Bank of China Ltd.	1,228,982,733	954,753
	China Mobile Ltd.	82,538,508	868,086
	Ping An Insurance Group Co. of China Ltd.	80,921,797	787,819
*	Baidu Inc. ADR	4,315,412	744,970
	Bank of China Ltd.	1,207,346,553	561,346
	CNOOC Ltd.	247,704,383	414,018
	China Petroleum & Chemical Corp.	406,100,266	339,579
*	JD.com Inc. ADR	12,415,104	308,515
	China Merchants Bank Co. Ltd.	65,981,577	290,897
	China Life Insurance Co. Ltd.	116,842,488	290,145
	NetEase Inc. ADR	1,138,853	286,911
	Agricultural Bank of China Ltd.	489,317,268	231,668
	China Overseas Land & Investment Ltd.	59,938,741	226,097
	PetroChina Co. Ltd.	326,034,827	210,428
*	Ctrip.com International Ltd. ADR	5,938,805	197,762
	Country Garden Holdings Co. Ltd.	115,559,469	164,267

*	New Oriental Education & Technology Group Inc. ADR	2,128,829	164,005
	China Resources Land Ltd.	41,872,325	163,376
	China Pacific Insurance Group Co. Ltd.	43,700,487	153,888
*	TAL Education Group ADR	4,958,013	153,847
	China Shenhua Energy Co. Ltd.	55,270,227	140,667
	Sunac China Holdings Ltd.	34,466,653	137,278
	Shenzhou International Group Holdings Ltd.	11,211,533	132,020
	Geely Automobile Holdings Ltd.	75,401,643	128,288
	China Telecom Corp. Ltd.	217,659,743	118,172
	CSPC Pharmaceutical Group Ltd.	68,014,180	117,338
	CITIC Ltd.	77,257,026	117,034
*,2	China Tower Corp. Ltd.	541,058,566	116,192
	Bank of Communications Co. Ltd.	133,498,493	113,481
	ENN Energy Holdings Ltd.	11,625,407	111,344
	PICC Property & Casualty Co. Ltd.	105,514,207	109,266
^	China Evergrande Group	33,799,057	106,608
	China Unicom Hong Kong Ltd.	92,419,981	105,865
	Anhui Conch Cement Co. Ltd.	18,839,543	102,738
	Sunny Optical Technology Group Co. Ltd.	10,150,545	100,736
	China Vanke Co. Ltd.	24,595,500	99,737
	ANTA Sports Products Ltd.	18,689,405	96,680
*	58.com Inc. ADR	1,496,715	94,892
	China Minsheng Banking Corp. Ltd.	122,322,972	93,710
	Guangdong Investment Ltd.	45,985,522	87,818
	Hengan International Group Co. Ltd.	11,187,950	87,523
	ZTO Express Cayman Inc. ADR	5,101,890	87,344
	China Resources Beer Holdings Co. Ltd.	24,470,084	86,006
	China Conch Venture Holdings Ltd.	25,589,018	85,579
	CITIC Securities Co. Ltd.	41,545,209	85,051
	Lenovo Group Ltd.	116,259,130	84,875
	Sino Biopharmaceutical Ltd.	99,497,963	84,169
	China CITIC Bank Corp. Ltd.	126,742,507	82,572
	China Gas Holdings Ltd.	25,186,237	80,395
	Longfor Group Holdings Ltd.	25,284,601	78,788
	China Communications Construction Co. Ltd.	72,929,670	73,180
	Sinopharm Group Co. Ltd.	16,239,625	72,576
	CRRC Corp. Ltd.	70,124,812	70,656
^	BYD Co. Ltd.	11,409,156	67,526
	Haitong Securities Co. Ltd.	59,172,514	66,976
*,2	Wuxi Biologics Cayman Inc.	7,658,124	66,221
*	BeiGene Ltd. ADR	506,183	65,541
	China Taiping Insurance Holdings Co. Ltd.	22,864,400	63,118
*,^	Autohome Inc. ADR	861,358	62,345
	New China Life Insurance Co. Ltd.	14,059,305	59,860
	China Resources Power Holdings Co. Ltd.	29,793,149	59,715
	China Railway Group Ltd.	63,376,306	59,352
*	SINA Corp.	960,110	58,970
	China Everbright International Ltd.	57,081,735	57,643
	Kweichow Moutai Co. Ltd. Class A (XSSC)	548,130	56,615
	Guangzhou Automobile Group Co. Ltd.	51,720,820	56,173
	Haier Electronics Group Co. Ltd.	19,224,535	55,229
	Fosun International Ltd.	36,104,625	54,174
*	Alibaba Health Information Technology Ltd.	58,093,912	53,528
2	People’s Insurance Co. Group of China Ltd.	128,360,422	53,327
	Shimao Property Holdings Ltd.	18,491,923	52,659
*,^	Meituan Dianping Class B	7,597,789	52,024
2	Postal Savings Bank of China Co. Ltd.	91,812,010	51,668

	Huazhu Group Ltd. ADR	1,603,101	50,898
*	Vipshop Holdings Ltd. ADR	6,508,357	50,049
	China Resources Gas Group Ltd.	12,639,857	49,739
	China National Building Material Co. Ltd.	59,906,673	47,805
*	Weibo Corp. ADR	787,845	47,791
2	CGN Power Co. Ltd.	181,833,514	47,583
	Dongfeng Motor Group Co. Ltd.	45,066,430	47,245
*	Momo Inc. ADR	1,542,551	46,940
	Beijing Enterprises Holdings Ltd.	8,252,267	46,912
	Kunlun Energy Co. Ltd.	43,635,541	46,617
	China Railway Construction Corp. Ltd.	33,043,689	45,887
	China Jinmao Holdings Group Ltd.	88,280,771	44,813
	Zhuzhou CRRC Times Electric Co. Ltd.	7,998,459	44,493
*	YY Inc. ADR	630,813	43,797
	TravelSky Technology Ltd.	15,990,867	43,435
2	Huatai Securities Co. Ltd.	22,558,444	42,233
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	40,893
	Brilliance China Automotive Holdings Ltd.	43,113,099	40,821
	Beijing Enterprises Water Group Ltd.	69,862,691	40,454
	China Longyuan Power Group Corp. Ltd.	53,410,493	39,983
	China Merchants Port Holdings Co. Ltd.	20,139,337	39,935
	China Cinda Asset Management Co. Ltd.	154,258,276	39,917
*,^	Pinduoduo Inc. ADR	1,350,136	39,437
	Kingboard Holdings Ltd.	11,102,108	39,065
	Huaneng Power International Inc.	61,465,822	38,634
*,^	iQIYI Inc. ADR	1,919,003	38,610
*,^,2	Xiaomi Corp. Class B	30,341,520	38,448
	Far East Horizon Ltd.	35,553,130	36,752
	China Communications Services Corp. Ltd.	39,122,821	36,729
	Weichai Power Co. Ltd.	26,754,294	36,109
	China Resources Cement Holdings Ltd.	34,901,076	35,446
	Industrial & Commercial Bank of China Ltd. Class A	41,334,279	35,042
	Kweichow Moutai Co. Ltd. Class A (XSHG)	337,161	34,825
^	Great Wall Motor Co. Ltd.	51,006,875	34,725
	Yangzijiang Shipbuilding Holdings Ltd.	33,198,998	34,698
	Zijin Mining Group Co. Ltd.	91,462,097	34,325
2	China Resources Pharmaceutical Group Ltd.	23,982,126	34,200
	CIFI Holdings Group Co. Ltd.	51,583,897	34,131
*,^	Alibaba Pictures Group Ltd.	195,779,250	34,026
	Kingdee International Software Group Co. Ltd.	33,949,154	32,812
	Guangzhou R&F Properties Co. Ltd.	16,431,136	32,779
*	China Biologic Products Holdings Inc.	401,763	32,619
2	China Huarong Asset Management Co. Ltd.	154,654,113	31,490
*	Li Ning Co. Ltd.	25,217,980	31,029
	GF Securities Co. Ltd. Class A (XSHE)	16,187,255	30,785
2	3SBio Inc.	18,332,086	30,710
^	COSCO SHIPPING Ports Ltd.	29,277,359	30,559
2	China Galaxy Securities Co. Ltd.	58,620,375	30,422
	Jiangsu Expressway Co. Ltd.	20,789,022	30,097
	China Oilfield Services Ltd.	29,408,348	29,142
	Agile Group Holdings Ltd.	21,911,226	29,118
	Shenzhen International Holdings Ltd.	14,976,004	29,092
	Midea Group Co. Ltd. Class A (XSHE)	4,332,991	28,235
	Air China Ltd.	28,152,808	28,185
^	Fullshare Holdings Ltd.	122,666,870	27,868
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,996,726	27,734
	Yanzhou Coal Mining Co. Ltd.	30,164,023	27,732

	China Everbright Ltd.	14,673,100	27,689
	Sinopec Shanghai Petrochemical Co. Ltd.	57,226,131	27,190
	China State Construction International Holdings Ltd.	28,109,728	26,799
	Chongqing Rural Commercial Bank Co. Ltd.	45,645,539	26,515
	China Everbright Bank Co. Ltd.	54,397,956	26,260
	AviChina Industry & Technology Co. Ltd.	38,997,672	26,017
	Nine Dragons Paper Holdings Ltd.	25,357,910	25,915
	Kingsoft Corp. Ltd.	13,443,478	25,753
	Agricultural Bank of China Ltd. Class A (XSHG)	46,202,800	25,745
^,2	China International Capital Corp. Ltd.	12,818,740	25,701
*	China First Capital Group Ltd.	48,988,535	25,555
	China Traditional Chinese Medicine Holdings Co. Ltd.	38,836,802	25,350
	Beijing Capital International Airport Co. Ltd.	27,008,447	25,334
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	15,675,875	25,235
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	5,555,769	25,072
	Industrial Bank Co. Ltd. Class A (XSSC)	10,091,665	24,818
	China Oriental Group Co. Ltd.	36,548,736	24,728
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,008,109	24,521
	Zhejiang Expressway Co. Ltd.	23,727,763	24,431
	Jiangxi Copper Co. Ltd.	19,211,029	24,424
*	51job Inc. ADR	348,532	24,272
	China Molybdenum Co. Ltd.	59,455,171	24,222
	Sino-Ocean Group Holding Ltd.	49,021,089	24,094
2	Sinopec Engineering Group Co. Ltd.	23,941,564	23,534
	China Merchants Bank Co. Ltd. Class A (XSSC)	5,285,593	23,231
	Logan Property Holdings Co. Ltd.	16,985,165	23,116
2	Dali Foods Group Co. Ltd.	33,489,548	22,846
	ZTE Corp.	11,123,439	22,553
	Shandong Weigao Group Medical Polymer Co. Ltd.	26,607,984	22,294
^	Yihai International Holding Ltd.	7,255,328	22,261
	China Yangtze Power Co. Ltd. Class A	8,999,991	22,115
*	Gree Electric Appliances Inc. of Zhuhai Class A	3,497,200	21,861
	Haitian International Holdings Ltd.	9,470,180	21,815
	Future Land Development Holdings Ltd.	25,669,509	21,752
*	Aluminum Corp. of China Ltd.	58,486,237	21,596
	Huaneng Renewables Corp. Ltd.	74,762,649	21,559
	China Southern Airlines Co. Ltd.	29,759,638	21,326
*	Country Garden Services Holdings Co. Ltd.	13,685,331	21,200
	Lee & Man Paper Manufacturing Ltd.	23,349,227	20,884
	Yuexiu Property Co. Ltd.	107,217,662	20,842
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	20,604
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,033,843	20,495
	Shenzhen Investment Ltd.	58,363,262	20,359
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,236,198	20,234
	Huatai Securities Co. Ltd. Class A (XSSC)	7,039,997	20,232
	Tsingtao Brewery Co. Ltd.	4,586,736	20,184
2	China Merchants Securities Co. Ltd.	14,651,997	20,109
*	Genscript Biotech Corp.	12,909,400	20,019
	China Medical System Holdings Ltd.	19,123,584	19,902
	China Reinsurance Group Corp.	87,951,940	19,875
*	COSCO SHIPPING Holdings Co. Ltd.	48,870,658	19,823
2	China Railway Signal & Communication Corp. Ltd.	24,858,798	19,727
	Sinotruk Hong Kong Ltd.	10,448,967	19,353
	KWG Group Holdings Ltd.	19,531,797	19,335
*,^	GDS Holdings Ltd. ADR	670,891	19,053
^	China Power International Development Ltd.	73,451,063	18,954
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	18,949

	SSY Group Ltd.	21,019,775	18,942
2	Luye Pharma Group Ltd.	25,121,956	18,771
	Bank of China Ltd. Class A	33,432,100	18,407
2	Guotai Junan Securities Co. Ltd.	8,539,736	18,275
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	19,942,133	18,274
	Kingboard Laminates Holdings Ltd.	17,095,799	17,694
	Zhongsheng Group Holdings Ltd.	9,769,718	17,595
2	Legend Holdings Corp.	6,522,714	17,063
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	4,860,732	16,928
^	Zhaojin Mining Industry Co. Ltd.	16,097,667	16,899
	China Eastern Airlines Corp. Ltd.	27,358,558	16,850
	China Coal Energy Co. Ltd.	38,797,653	16,389
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	4,715,593	16,328
	Agricultural Bank of China Ltd. Class A (XSSC)	29,002,995	16,161
	Shanghai Industrial Holdings Ltd.	7,635,125	16,081
	Sinotrans Ltd.	34,883,836	16,061
*,^	GCL-Poly Energy Holdings Ltd.	195,986,171	15,558
2	BAIC Motor Corp. Ltd.	23,278,093	15,191
*,^	GOME Retail Holdings Ltd.	173,880,708	15,135
	Shanghai Electric Group Co. Ltd.	42,585,315	14,892
*,^	Health & Happiness H&H International Holdings Ltd.	2,438,701	14,856
	China Water Affairs Group Ltd.	13,876,149	14,760
	SAIC Motor Corp. Ltd. Class A (XSSC)	3,705,029	14,757
	BYD Electronic International Co. Ltd.	11,863,029	14,699
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	14,615
	Metallurgical Corp. of China Ltd.	52,844,885	14,493
*,^,2	China Literature Ltd.	2,925,764	14,461
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	1,628,486	14,437
	Angang Steel Co. Ltd.	19,021,733	14,309
	Shenzhen Expressway Co. Ltd.	12,371,170	14,038
	Chinasoft International Ltd.	28,293,155	13,981
	Sihuan Pharmaceutical Holdings Group Ltd.	65,854,195	13,905
	China Aoyuan Group Ltd.	17,946,071	13,758
	China Agri-Industries Holdings Ltd.	38,034,908	13,542
	COSCO SHIPPING Energy Transportation Co. Ltd.	23,402,261	13,309
*	SOHO China Ltd.	32,440,530	13,160
	Datang International Power Generation Co. Ltd.	50,344,046	13,139
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	913,928	12,957
	Tong Ren Tang Technologies Co. Ltd.	9,401,132	12,648
*,^	Baozun Inc. ADR	352,607	12,623
2	Hua Hong Semiconductor Ltd.	5,634,188	12,577
*	BEST Inc. ADR	2,655,503	12,375
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	4,918,400	12,355
^	China Zhongwang Holdings Ltd.	24,532,619	12,336
	Maanshan Iron & Steel Co. Ltd.	25,630,033	12,302
	China Vanke Co. Ltd. Class A	2,931,084	12,217
	Xinjiang Goldwind Science & Technology Co. Ltd.	10,086,060	12,148
	Poly Property Group Co. Ltd.	34,083,038	12,084
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	12,067
	Poly Developments and Holdings Group Co. Ltd. Class A (XSSC)	6,067,580	11,741
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,029,825	11,718
^	BBMG Corp.	34,154,781	11,717
*,^	Bilibili Inc. ADR	635,246	11,695
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	11,591
	Yuzhou Properties Co. Ltd.	23,312,926	11,570
	China Petroleum & Chemical Corp. Class A	13,470,519	11,546
	Hollysys Automation Technologies Ltd.	556,781	11,481

2	Fu Shou Yuan International Group Ltd.	13,952,913	11,441
	Huadian Power International Corp. Ltd.	24,464,909	11,391
	Greentown China Holdings Ltd.	12,704,219	11,363
*	21Vianet Group Inc. ADR	1,256,918	11,287
	Fufeng Group Ltd.	25,131,495	11,180
	Lonking Holdings Ltd.	32,516,868	10,989
	Greatview Aseptic Packaging Co. Ltd.	17,284,219	10,986
	Orient Securities Co. Ltd. Class A (XSSC)	9,084,322	10,905
	Qingdao Haier Co. Ltd. Class A (XSSC)	4,539,212	10,892
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	10,771
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	10,642
	Tianneng Power International Ltd.	11,365,156	10,608
	Huadian Fuxin Energy Corp. Ltd.	46,014,912	10,464
	Greentown Service Group Co. Ltd.	11,317,893	10,358
*,^	HengTen Networks Group Ltd.	318,715,107	10,357
	China Life Insurance Co. Ltd. Class A	3,029,098	10,347
	Kaisa Group Holdings Ltd.	32,130,049	10,339
	Bank of Shanghai Co. Ltd. Class A	5,890,171	10,160
	China BlueChemical Ltd.	31,114,568	10,144
	CSC Financial Co. Ltd. Class A	5,789,277	10,125
	Powerlong Real Estate Holdings Ltd.	22,570,277	10,052
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	10,005
	Dongyue Group Ltd.	15,503,339	9,947
	Hopson Development Holdings Ltd.	10,817,434	9,921
	Xtep International Holdings Ltd.	15,285,291	9,885
*	Sohu.com Ltd. ADR	476,074	9,855
	Times China Holdings Ltd.	7,518,094	9,839
*,2	Meitu Inc.	28,557,936	9,770
	China Everbright Bank Co. Ltd. Class A (XSSC)	15,838,703	9,701
2	Red Star Macalline Group Corp. Ltd.	10,250,864	9,595
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	23,526,932	9,572
*,^,2	Ping An Healthcare and Technology Co. Ltd.	2,012,100	9,532
^	China Maple Leaf Educational Systems Ltd.	22,072,538	9,531
*,^	Zai Lab Ltd. ADR	349,151	9,424
	Bank of Ningbo Co. Ltd. Class A	3,591,770	9,394
*,^	CMBC Capital Holdings Ltd.	234,353,412	9,337
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	2,563,592	9,306
	China Dongxiang Group Co. Ltd.	60,647,360	9,219
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,258,182	9,197
2	Genertec Universal Medical Group Co. Ltd.	11,336,668	9,155
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	9,151
*	CAR Inc.	10,685,796	8,905
	Bank of Communications Co. Ltd. Class A (XSSC)	9,488,573	8,883
*	Digital China Holdings Ltd.	18,357,894	8,854
^	China International Marine Containers Group Co. Ltd.	8,246,315	8,837
*	Ausnutria Dairy Corp. Ltd.	7,665,000	8,811
^	Skyworth Digital Holdings Ltd.	29,239,899	8,782
	Yanlord Land Group Ltd.	9,282,760	8,777
	PetroChina Co. Ltd. Class A	7,896,690	8,632
*,§,2	Tianhe Chemicals Group Ltd.	57,304,542	8,544
	Yuexiu Transport Infrastructure Ltd.	10,992,501	8,482
	CIMC Enric Holdings Ltd.	9,733,019	8,480
	China Overseas Property Holdings Ltd.	24,391,311	8,477
*,^	Ronshine China Holdings Ltd.	7,069,308	8,465
*,^	Zhongyu Gas Holdings Ltd.	8,086,000	8,457
	China United Network Communications Ltd. Class A (XSSC)	10,505,024	8,359
*	Tibet Water Resources Ltd.	22,879,590	8,342

*	COSCO SHIPPING Development Co. Ltd.	72,279,529	8,339
	China Overseas Grand Oceans Group Ltd.	21,445,142	8,298
^	Jiayuan International Group Ltd.	17,109,853	8,252
	Suning.com Co. Ltd. Class A (XSHE)	5,278,922	8,243
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,763,527	8,166
	China Lesso Group Holdings Ltd.	14,554,317	8,148
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	918,780	8,145
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	15,197,210	8,114
	Landing International Development Ltd.	24,528,694	8,112
	Guangshen Railway Co. Ltd.	19,441,093	8,089
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,614,659	8,084
	Tongda Group Holdings Ltd.	59,451,919	8,078
	Bosideng International Holdings Ltd.	42,189,764	8,072
	China ZhengTong Auto Services Holdings Ltd.	15,194,764	8,069
	China Yongda Automobiles Services Holdings Ltd.	13,493,652	8,053
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	8,012
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	7,933
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	7,909
*,^	Bitauto Holdings Ltd. ADR	405,783	7,880
	CRRC Corp. Ltd. Class A (XSSC)	6,160,753	7,876
	Aier Eye Hospital Group Co. Ltd. Class A	1,927,527	7,852
	China SCE Group Holdings Ltd.	18,890,301	7,804
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	7,765
	Yunnan Baiyao Group Co. Ltd. Class A	663,692	7,727
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	7,711
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,581,661	7,706
*	China Education Group Holdings Ltd.	5,334,724	7,579
	Texhong Textile Group Ltd.	5,629,469	7,549
	Daqin Railway Co. Ltd. Class A (XSSC)	5,852,648	7,483
	Sinopec Kantons Holdings Ltd.	16,302,976	7,482
	China Resources Medical Holdings Co. Ltd.	10,661,789	7,463
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	7,385
	Luxshare Precision Industry Co. Ltd. Class A	2,990,708	7,369
*	Noah Holdings Ltd. ADR	156,564	7,359
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	7,348
	Beijing Capital Land Ltd.	17,597,643	7,342
	China Suntien Green Energy Corp. Ltd.	26,858,823	7,326
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	7,310
	BOE Technology Group Co. Ltd. Class B	27,278,943	7,238
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	7,170
	Zhenro Properties Group Ltd.	10,253,508	7,048
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	8,573,431	7,016
	Bank of Beijing Co. Ltd. Class A (XSSC)	7,834,785	7,005
	Shandong Chenming Paper Holdings Ltd. Class B	12,912,357	7,000
	Beijing Jingneng Clean Energy Co. Ltd.	31,941,531	6,976
	Muyuan Foodstuff Co. Ltd. Class A	1,352,534	6,969
*	Lifetech Scientific Corp.	32,139,059	6,964
^	NetDragon Websoft Holdings Ltd.	3,741,138	6,819
*,2	A-Living Services Co. Ltd.	5,030,413	6,689
	China CITIC Bank Corp. Ltd. Class A (XSSC)	7,774,118	6,662
	China Machinery Engineering Corp.	13,506,261	6,655
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	6,594
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	6,575
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,183,415	6,500
	China Lilang Ltd.	7,274,865	6,443
	Harbin Electric Co. Ltd.	11,901,875	6,377
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	6,376

	SF Holding Co. Ltd. Class A	1,422,324	6,367
	Wuxi Little Swan Co. Ltd. Class A	844,472	6,355
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,499,568	6,279
^	China High Speed Transmission Equipment Group Co. Ltd.	6,060,934	6,264
	China South City Holdings Ltd.	40,961,258	6,185
*,2	Qingdao Port International Co. Ltd.	9,886,915	6,159
	Shanghai International Airport Co. Ltd. Class A (XSSC)	832,867	6,159
*	Skyfame Realty Holdings Ltd.	37,527,804	6,138
	Vinda International Holdings Ltd.	3,498,804	6,134
	China Railway Construction Corp. Ltd. Class A (XSSC)	3,990,577	6,030
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,295	6,028
	Huaxia Bank Co. Ltd. Class A (XSSC)	5,253,414	5,952
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,325,573	5,845
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,704,874	5,836
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	5,767
*	Contemporary Amperex Technology Co. Ltd. Class A	503,200	5,732
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	1,255,976	5,668
	New China Life Insurance Co. Ltd. Class A (XSSC)	885,186	5,595
*	ZTE Corp. Class A (XSEC)	1,839,678	5,594
	Sany Heavy Equipment International Holdings Co. Ltd.	16,712,954	5,562
	CSG Holding Co. Ltd. Class B	17,563,848	5,552
^,2	Zhou Hei Ya International Holdings Co. Ltd.	12,316,404	5,548
*,^,§	Hanergy Thin Film Power Group Ltd.	206,154,000	5,534
^,2	Ozner Water International Holding Ltd.	25,477,767	5,501
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	5,492
	GF Securities Co. Ltd. Class A (XSEC)	2,881,800	5,481
	Wens Foodstuffs Group Co. Ltd.	1,318,619	5,478
	TCL Electronics Holdings Ltd.	11,481,329	5,462
2	China Yuhua Education Corp. Ltd.	13,499,676	5,462
*,§	SMI Holdings Group Ltd.	18,314,748	5,461
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	6,099,550	5,459
	Shaanxi Coal Industry Co. Ltd. Class A	4,300,834	5,432
*,^	JinkoSolar Holding Co. Ltd. ADR	325,388	5,421
	Weichai Power Co. Ltd. Class A (XSEC)	4,072,000	5,403
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,319,438	5,395
	Aisino Corp. Class A	1,461,426	5,338
	China Foods Ltd.	13,171,153	5,338
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	5,326
	China United Network Communications Ltd. Class A (XSHG)	6,641,000	5,285
	Luzhou Laojiao Co. Ltd. Class A	820,599	5,253
	PAX Global Technology Ltd.	11,960,436	5,245
	Anhui Expressway Co. Ltd.	8,188,097	5,227
^	Sichuan Expressway Co. Ltd.	16,228,276	5,205
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	5,186
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	5,155
*,^,2	China Logistics Property Holdings Co. Ltd.	18,179,409	5,079
*	Dongfang Electric Corp. Ltd.	6,781,617	5,069
*,2	Haichang Ocean Park Holdings Ltd.	24,516,362	5,042
	BOE Technology Group Co. Ltd. Class A (XSHE)	13,072,954	5,028
	China Oil & Gas Group Ltd.	73,607,003	4,991
	China Shineway Pharmaceutical Group Ltd.	4,233,885	4,967
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	4,965
	Wasion Holdings Ltd.	9,458,867	4,962
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	4,960
	East Money Information Co. Ltd. Class A (XSEC)	2,555,400	4,941
	NARI Technology Co. Ltd. Class A (XSHG)	1,705,300	4,886
*	Aluminum Corp. of China Ltd. Class A	9,203,700	4,883

	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,610,116	4,877
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	4,866
*	Hi Sun Technology China Ltd.	32,769,186	4,790
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	441,936	4,783
*	Fang Holdings Ltd. ADR	2,827,306	4,778
*,2	China Metal Resources Utilization Ltd.	8,561,587	4,752
	Dalian Port PDA Co. Ltd.	35,744,762	4,745
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,735
*	Consun Pharmaceutical Group Ltd.	6,246,000	4,710
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	519,852	4,704
*	Qudian Inc. ADR	883,268	4,690
	Everbright Securities Co. Ltd. Class A (XSSC)	3,363,510	4,681
	Shenzhen Inovance Technology Co. Ltd. Class A	1,434,119	4,671
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,658
	West China Cement Ltd.	32,316,438	4,628
	Huadong Medicine Co. Ltd. Class A	1,152,039	4,584
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,112,916	4,575
2	Redco Group	11,461,640	4,529
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	4,479
	Chongqing Zhifei Biological Products Co. Ltd. Class A	871,236	4,479
	Dah Chong Hong Holdings Ltd.	12,143,570	4,479
*	Wise Talent Information Technology Co. Ltd.	1,339,000	4,471
	JNBY Design Ltd.	2,983,000	4,470
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,777,408	4,446
2	China Everbright Greentech Ltd.	5,543,814	4,402
*	Leyou Technologies Holdings Ltd.	15,700,789	4,378
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	4,370
	Shandong Airlines Co. Ltd. Class B	2,960,917	4,359
	Huaneng Power International Inc. Class A (XSSC)	4,530,197	4,343
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	4,341
	China Railway Group Ltd. Class A (XSSC)	4,332,414	4,334
2	Cosmo Lady China Holdings Co. Ltd.	12,312,105	4,316
	China National Nuclear Power Co. Ltd. Class A	5,319,107	4,286
	Iflytek Co. Ltd. Class A (XSHE)	1,044,759	4,283
	Yonghui Superstores Co. Ltd. Class A (XSSC)	3,529,775	4,258
*,§	Coolpad Group Ltd.	46,294,028	4,248
^	CITIC Resources Holdings Ltd.	47,925,718	4,237
	Guangdong Electric Power Development Co. Ltd. Class B	13,088,628	4,233
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	1,270,376	4,230
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	921,650	4,222
	Xingda International Holdings Ltd.	14,487,093	4,215
	Songcheng Performance Development Co. Ltd. Class A	1,443,362	4,214
*,^	Sogou Inc. ADR	652,960	4,179
*	Beijing Enterprises Clean Energy Group Ltd.	269,557,198	4,165
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,144,827	4,152
	Central China Securities Co. Ltd.	17,974,324	4,139
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,101
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,333,892	4,064
	Poly Developments and Holdings Group Co. Ltd. Class A (XSHG)	2,095,452	4,055
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	4,043
*	Zhuguang Holdings Group Co. Ltd.	24,118,000	4,035
	Bank of Chongqing Co. Ltd.	6,662,822	4,025
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	1,761,572	4,007
	Greenland Holdings Group Co. Ltd. Class A	4,164,281	4,005
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	15,785,780	3,996
	CITIC Securities Co. Ltd. Class A (XSSC)	1,449,600	3,973
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	3,957

	Chaowei Power Holdings Ltd.	10,165,924	3,930
	Zhejiang Supor Co. Ltd. Class A	492,919	3,907
	Shanghai Huayi Group Co. Ltd. Class B	4,398,334	3,879
*	Jiangxi Bank Co. Ltd.	4,692,500	3,865
*,^	Sinofert Holdings Ltd.	32,860,032	3,865
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,194,312	3,829
	Air China Ltd. Class A (XSHG)	3,077,214	3,804
	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	3,800
	Bank of Beijing Co. Ltd. Class A (XSHG)	4,245,408	3,796
	Qingdao TGOOD Electric Co. Ltd. Class A	1,447,916	3,771
	Shanghai Haixin Group Co. Class B	8,385,119	3,725
*,^	O-Net Technologies Group Ltd.	7,656,238	3,703
	Livzon Pharmaceutical Group Inc. Class A	905,293	3,680
	Gemdale Corp. Class A (XSSC)	2,233,107	3,672
	China Fangda Group Co. Ltd. Class B	7,946,483	3,670
^	CPMC Holdings Ltd.	7,641,319	3,650
	Huaxin Cement Co. Ltd. Class B	1,992,230	3,641
*	AVIC Shenyang Aircraft Co. Ltd. Class A	822,090	3,632
	Bank of Nanjing Co. Ltd. Class A (XSSC)	3,452,568	3,611
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,334,003	3,605
	Beijing North Star Co. Ltd.	12,207,813	3,589
	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	5,565,452	3,582
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	997,759	3,576
*,§	Beijing Xinwei Technology Group Co. Ltd. Class A	1,890,524	3,542
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	3,538
	Grandblue Environment Co. Ltd. Class A (XSSC)	1,700,460	3,526
*	Comba Telecom Systems Holdings Ltd.	15,274,130	3,524
	Tianqi Lithium Corp. Class A (XSHE)	872,836	3,520
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	3,509
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	15,908,157	3,500
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	3,499
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	3,497
*,2	Cogobuy Group	9,403,913	3,493
*	Walvax Biotechnology Co. Ltd. Class A	1,265,157	3,488
	Yango Group Co. Ltd. Class A	4,124,783	3,484
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	995,802	3,473
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	2,332,150	3,468
	Changyou.com Ltd. ADR	170,799	3,459
	Founder Securities Co. Ltd. Class A (XSSC)	3,762,813	3,450
	HLA Corp. Ltd. Class A (XSSC)	2,598,579	3,439
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	821,807	3,432
	TCL Corp. Class A	8,341,322	3,430
*	Foxconn Industrial Internet Co. Ltd. Class A	1,979,200	3,417
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	3,392
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	3,800,438	3,385
	STO Express Co. Ltd. Class A	1,175,776	3,341
	Zhejiang Century Huatong Group Co. Ltd. Class A	1,164,190	3,339
*	ZTE Corp. Class A (XSHE)	1,094,565	3,328
^	Grand Baoxin Auto Group Ltd.	10,789,691	3,326
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	661,594	3,323
^,2	Tian Ge Interactive Holdings Ltd.	7,962,476	3,317
*,2	Yixin Group Ltd.	12,932,000	3,291
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	3,283
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,146,581	3,273
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	3,268
	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	3,259
	Shandong Pharmaceutical Glass Co. Ltd. Class A	1,067,094	3,254

	Tsingtao Brewery Co. Ltd. Class A (XSSC)	575,686	3,252
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	3,251
	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,250
	Guosen Securities Co. Ltd. Class A	2,592,241	3,242
	Beijing Enlight Media Co. Ltd. Class A	2,631,203	3,232
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,220
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	3,205
	NanJi E-Commerce Co. Ltd. Class A	2,307,043	3,189
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	3,185
	Sinosoft Technology Group Ltd.	11,227,652	3,171
	Shanghai Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,140,114	3,163
	Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	3,163
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	3,161
	Youngor Group Co. Ltd. Class A (XSSC)	2,771,052	3,150
	China Molybdenum Co. Ltd. Class A (XSSC)	5,450,411	3,149
	Concord New Energy Group Ltd.	74,664,071	3,148
	Hengli Petrochemical Co. Ltd. Class A	1,637,536	3,142
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	3,899,232	3,139
	Jinke Properties Group Co. Ltd. Class A	3,657,625	3,128
^	Q Technology Group Co. Ltd.	5,532,424	3,128
	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	4,823,800	3,105
	BYD Co. Ltd. Class A (XSEC)	444,238	3,091
	Shanghai Industrial Urban Development Group Ltd.	18,046,816	3,053
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,539,913	3,043
*	Bank of Changsha Co. Ltd. Class A	2,389,688	3,036
	China Grand Automotive Services Co. Ltd. Class A (XSSC)	4,686,056	3,032
	Zijin Mining Group Co. Ltd. Class A (XSSC)	6,739,100	3,014
	Livzon Pharmaceutical Group Inc.	929,387	2,992
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,764,490	2,992
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,978
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,671,947	2,963
*,^	Huayi Tencent Entertainment Co. Ltd.	118,499,325	2,940
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	2,934
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,574,692	2,926
	Dawnrays Pharmaceutical Holdings Ltd.	14,673,515	2,922
*	China Modern Dairy Holdings Ltd.	24,097,299	2,916
^	Enerchina Holdings Ltd.	45,354,783	2,898
	Hangzhou Tigermed Consulting Co. Ltd. Class A	444,373	2,898
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	2,897
	Luthai Textile Co. Ltd. Class B	2,415,793	2,874
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	816,340	2,867
	By-health Co. Ltd. Class A	1,113,819	2,864
	Foshan Electrical and Lighting Co. Ltd. Class B	6,184,861	2,848
	Greenland Hong Kong Holdings Ltd.	9,710,314	2,837
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,092,274	2,826
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	2,824
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	2,820
	East Money Information Co. Ltd. Class A (XSHE)	1,453,548	2,810
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	2,792
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	2,780
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,066,354	2,777
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	2,775
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	2,097,006	2,769
	Beijing Originwater Technology Co. Ltd. Class A	2,594,218	2,765
*,^	China Yurun Food Group Ltd.	19,616,993	2,762
	Global Cord Blood Corp.	436,491	2,741
*	360 Security Technology Inc. Class A	923,000	2,728

	New Hope Liuhe Co. Ltd. Class A (XSEC)	2,293,521	2,725
*,^	Beijing Gas Blue Sky Holdings Ltd.	86,222,573	2,720
	Sunwoda Electronic Co. Ltd. Class A	1,881,380	2,715
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	2,696
	Qingling Motors Co. Ltd.	10,456,072	2,695
	Avic Capital Co. Ltd. Class A (XSSC)	4,125,848	2,690
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	741,210	2,684
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	2,682
	Glodon Co. Ltd. Class A	732,431	2,680
	Han’s Laser Technology Industry Group Co. Ltd. Class A (XSEC)	562,423	2,674
	Hangzhou Robam Appliances Co. Ltd. Class A	731,804	2,671
*	Mango Excellent Media Co. Ltd. Class A	552,900	2,665
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	1,800,942	2,652
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	2,652
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	2,650
	Suning.com Co. Ltd. Class A (XSEC)	1,694,970	2,647
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	2,646
	Shandong Linglong Tyre Co. Ltd. Class A	1,213,391	2,630
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	2,627
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,252,506	2,625
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,618
	China Merchants Port Group Co. Ltd. Class B	2,200,300	2,603
	Lao Feng Xiang Co. Ltd. Class A (XSHG)	406,700	2,584
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	1,887,126	2,582
*,^	Sinopec Oilfield Service Corp.	30,046,608	2,573
	Venustech Group Inc. Class A	779,436	2,573
	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	934,100	2,563
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,553
	Hundsun Technologies Inc. Class A (XSSC)	272,220	2,552
	Poly Culture Group Corp. Ltd.	1,944,947	2,544
	Guocheng Mining Co. Ltd.	1,433,400	2,539
	BBMG Corp. Class A (XSSC)	5,057,870	2,535
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	2,533
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,492
	Zhejiang Huayou Cobalt Co. Ltd. Class A	631,105	2,487
	Luthai Textile Co. Ltd. Class A	1,702,491	2,485
	China Construction Bank Corp. Class A	2,344,088	2,485
	Hualan Biological Engineering Inc. Class A	493,321	2,484
*	Jinchuan Group International Resources Co. Ltd.	28,851,000	2,475
	Perfect World Co. Ltd. Class A	646,583	2,460
	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	2,458
*	Shang Gong Group Co. Ltd. Class B	3,678,113	2,454
	Industrial Securities Co. Ltd. Class A (XSSC)	3,352,265	2,449
	NARI Technology Co. Ltd. Class A (XSSC)	850,399	2,436
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,429
	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	2,418
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	1,881,240	2,411
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	5,302,318	2,407
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	2,938,396	2,405
	O-film Tech Co. Ltd. Class A	1,589,325	2,398
	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSHE)	2,362,788	2,398
	Colour Life Services Group Co. Ltd.	4,242,570	2,396
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	2,394
*,^	China Water Industry Group Ltd.	13,215,349	2,394
*,§	China Huiyuan Juice Group Ltd.	9,298,137	2,394
*	Tianjin Capital Environmental Protection Group Co. Ltd.	6,023,266	2,391
*	Kama Co. Ltd. Class B	5,203,252	2,385

	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	2,376
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	2,351
	Anhui Heli Co. Ltd. Class A (XSSC)	1,706,475	2,350
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	177,127	2,347
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,540,460	2,346
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	2,672,018	2,337
	China Film Co. Ltd. Class A	1,041,800	2,334
	Western Securities Co. Ltd. Class A	2,020,851	2,332
	Apeloa Pharmaceutical Co. Ltd. Class A	1,977,321	2,329
^	Tiangong International Co. Ltd.	10,921,224	2,328
	Inspur Electronic Information Industry Co. Ltd. Class A	911,884	2,325
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	4,719,850	2,309
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	2,296
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,148,411	2,292
	Centre Testing International Group Co. Ltd. Class A	2,147,012	2,290
	Joeone Co. Ltd. Class A	1,211,177	2,288
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,173,144	2,287
	Kuang-Chi Technologies Co. Ltd. Class A	1,653,204	2,284
	361 Degrees International Ltd.	10,480,198	2,272
	Changchun High & New Technology Industry Group Inc. Class A	81,381	2,268
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	2,267
	NavInfo Co. Ltd. Class A	908,800	2,262
	Zhejiang NHU Co. Ltd. Class A	997,477	2,253
	Fantasia Holdings Group Co. Ltd.	15,408,520	2,248
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,245
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	568,500	2,234
*	China Enterprise Co. Ltd. Class A	2,774,717	2,231
	Xinhua Winshare Publishing and Media Co. Ltd.	3,092,844	2,230
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	2,553,361	2,215
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	4,584,039	2,209
	Shenzhen Airport Co. Ltd. Class A	1,820,428	2,200
	Central China Land Media Co. Ltd. Class A	1,857,208	2,198
	Jiangxi Ganfeng Lithium Co. Ltd. Class A	751,350	2,192
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,188
	Changjiang Securities Co. Ltd. Class A	2,745,424	2,187
	Shanghai M&G Stationery Inc. Class A (XSSC)	485,000	2,182
	NAURA Technology Group Co. Ltd. Class A	317,300	2,181
	SIIC Environment Holdings Ltd.	9,118,733	2,173
	Beijing Yanjing Brewery Co. Ltd. Class A	2,439,558	2,171
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	411,928	2,169
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,158
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,156
	Ningbo Joyson Electronic Corp. Class A (XSHG)	682,733	2,151
	Eve Energy Co. Ltd. Class A	830,262	2,150
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	644,840	2,147
	Beijing Thunisoft Corp. Ltd. Class A	982,620	2,143
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	3,465,608	2,131
	Yunda Holding Co. Ltd. Class A	430,965	2,130
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,126
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	5,005,703	2,122
	Chongqing Brewery Co. Ltd. Class A	464,151	2,112
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,203,124	2,097
	Wisdom Education International Holdings Co. Ltd.	5,120,000	2,092
	Beijing New Building Materials plc Class A (XSEC)	884,097	2,089
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	268,301	2,083
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	146,809	2,081
*,^,§	National Agricultural Holdings Ltd.	13,680,292	2,075

	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	1,806,254	2,065
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	2,064
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	2,061
	Weiqiao Textile Co.	5,764,033	2,054
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,213,300	2,045
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,044
*	Huadian Energy Co. Ltd. Class B	7,910,644	2,037
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,032,349	2,035
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	594,958	2,032
	Topchoice Medical Investment Corp. Class A	263,079	2,025
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,281,208	2,023
*	Yashili International Holdings Ltd.	12,141,956	2,020
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,019
	China Power Clean Energy Development Co. Ltd.	5,711,691	2,015
*	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,010
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	2,008
	Accelink Technologies Co. Ltd. Class A	513,948	2,008
	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	2,008
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,993
	Sunvim Group Co. Ltd. Class A	2,576,900	1,991
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,544,070	1,991
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	1,989
	Shanxi Meijin Energy Co. Ltd. Class A	3,191,407	1,987
	Rongsheng Petro Chemical Co. Ltd. Class A	1,261,696	1,986
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	1,984
	Iflytek Co. Ltd. Class A (XSEC)	483,450	1,982
	Chongqing Sokon Industry Group Co. Ltd. Class A	817,728	1,981
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	1,978
	China Greatwall Technology Group Co. Ltd. Class A	2,462,488	1,978
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	1,978
	Bluestar Adisseo Co. Class A	1,218,341	1,977
	Hubei Energy Group Co. Ltd. Class A	3,564,555	1,975
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	1,975
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	4,659,001	1,974
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	1,968
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	1,963
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	1,955
*	Dezhan Healthcare Co. Ltd. Class A	1,444,422	1,952
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	2,021,530	1,949
	GoerTek Inc. Class A	1,938,204	1,934
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	968,669	1,933
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	3,398,481	1,933
*	WuXi AppTec Co. Ltd. Class A	170,574	1,932
	Lomon Billions Group Co. Ltd. Class A	1,061,625	1,929
	Yintai Resources Co. Ltd. Class A	1,269,038	1,925
	Sungrow Power Supply Co. Ltd. Class A	1,157,954	1,921
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	793,693	1,921
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	1,921
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	1,919
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	2,518,650	1,915
*,^	AVIC International Holding HK Ltd.	72,723,070	1,910
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	1,909
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,962,092	1,905
	Jiangling Motors Corp. Ltd. Class B	1,965,170	1,896
^	CT Environmental Group Ltd.	38,490,600	1,895
*	China Minsheng Financial Holding Corp. Ltd.	76,862,427	1,893
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	1,891

	Bohai Leasing Co. Ltd. Class A	3,732,242	1,888
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSEC)	2,275,771	1,886
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	1,885
*	Lushang Property Co. Ltd. Class A	4,115,979	1,882
2	Shengjing Bank Co. Ltd.	4,261,642	1,880
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	1,878
*,^	Sinolink Worldwide Holdings Ltd.	26,532,699	1,872
	Bank of Jiangsu Co. Ltd. Class A	2,012,300	1,870
	Shandong Chenming Paper Holdings Ltd.	3,195,782	1,869
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	1,859
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,107,648	1,858
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,858
	China Electronics Optics Valley Union Holding Co. Ltd.	29,327,808	1,855
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	1,855
	Guoyuan Securities Co. Ltd. Class A	1,654,275	1,853
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	1,843
	Bank of Guiyang Co. Ltd. Class A	1,108,565	1,837
	YanAn Bicon Pharmaceutical Listed Co. Class A	645,100	1,832
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	1,831
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	1,829
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	1,824
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,819
	Tongwei Co. Ltd. Class A (XSSC)	1,181,422	1,819
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	1,818
	Ajisen China Holdings Ltd.	6,367,260	1,816
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	1,813
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	2,033,760	1,811
	Tande Co. Ltd. Class A	3,429,500	1,809
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	1,808
	Hesteel Co. Ltd. Class A (XSEC)	3,934,183	1,807
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	1,798
	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	1,796
	AECC Aviation Power Co. Ltd. Class A (XSSC)	544,366	1,793
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	2,149,300	1,785
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	1,784
	China International Travel Service Corp. Ltd. Class A (XSSC)	218,010	1,784
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	1,778
	Hytera Communications Corp. Ltd. Class A	1,454,565	1,775
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	1,774
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	449,297	1,772
	Financial Street Holdings Co. Ltd. Class A	1,676,851	1,768
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,106,667	1,766
*	Glorious Property Holdings Ltd.	36,534,401	1,765
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	1,760
*	Renhe Commercial Holdings Co. Ltd.	45,990,155	1,759
	Jinzhou Port Co. Ltd. Class B	4,738,200	1,749
	Suofeiya Home Collection Co. Ltd. Class A	773,978	1,749
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	1,410,000	1,747
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	1,743
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	1,730
	Huaxi Securities Co. Ltd. Class A	1,351,200	1,726
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,726
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	1,724
	INESA Intelligent Tech Inc. Class B	3,144,066	1,724
*	Wintime Energy Co. Ltd. Class A (XSSC)	7,316,650	1,723
	Joyoung Co. Ltd. Class A	682,392	1,721

	Ninestar Corp. Class A	498,987	1,719
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	381,001	1,717
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,034,344	1,716
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	1,716
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	472,273	1,710
*	Guangdong HEC Technology Holding Co. Ltd. Class A	1,341,075	1,701
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	1,701
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	1,698
	Nanyang Topsec Technologies Group Inc. Class A	879,332	1,697
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	374,793	1,696
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	1,692
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	1,105,683	1,685
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,678
	Sealand Securities Co. Ltd. Class A	2,444,050	1,667
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	1,666
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,666
	Hainan Airlines Holding Co. Ltd. Class A (XSSC)	6,003,000	1,665
	Winning Health Technology Group Co. Ltd. Class A	1,090,814	1,663
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	1,661
*	Tangshan Jidong Cement Co. Ltd. Class A	851,877	1,660
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	1,658
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	395,854	1,658
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	1,655
	HLA Corp. Ltd. Class A (XSHG)	1,249,331	1,653
	JSTI Group Class A	1,038,548	1,651
	Youzu Interactive Co. Ltd. Class A	608,916	1,650
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	1,649
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,643
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	850,862	1,641
*	Ecovacs Robotics Co. Ltd. Class A	233,989	1,640
*	Luoniushan Co. Ltd. Class A	1,057,707	1,639
	GF Securities Co. Ltd.	1,139,758	1,637
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	387,600	1,637
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,634
	Unisplendour Corp. Ltd. Class A (XSHE)	353,723	1,627
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	1,626
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	1,624
	YTO Express Group Co. Ltd. Class A	911,106	1,623
	Midea Group Co. Ltd. Class A (XSEC)	248,700	1,621
	Hengyi Petrochemical Co. Ltd. Class A (XSEC)	835,200	1,620
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,917,987	1,618
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	82,320	1,613
	China Quanjude Group Co. Ltd. Class A	952,758	1,609
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	498,915	1,601
	China Jushi Co. Ltd. Class A (XSSC)	1,069,398	1,596
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	768,700	1,596
	CSG Smart Science & Technology Co. Ltd. Class A	756,395	1,596
	Northeast Securities Co. Ltd. Class A	1,604,558	1,596
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	730,895	1,594
	Wangfujing Group Co. Ltd. Class A (XSSC)	736,842	1,586
	Shanying International Holding Co. Ltd. Class A (XSSC)	3,226,525	1,583
	Bank of Hangzhou Co. Ltd. Class A	1,355,928	1,579
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,578
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,570,505	1,576
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,513,140	1,575
	HyUnion Holding Co. Ltd. Class A	1,013,582	1,574
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	1,248,400	1,573

	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	1,570
	Gemdale Corp. Class A (XSHG)	953,400	1,568
*,§	China Fiber Optic Network System Group Ltd.	17,564,000	1,567
	Shenzhen Capchem Technology Co. Ltd. Class A	415,900	1,559
	Han’s Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	1,557
	Emei Shan Tourism Co. Ltd. Class A	1,722,471	1,555
	Bluedon Information Security Technology Co. Ltd. Class A	2,104,556	1,553
*	Lier Chemical Co. Ltd. Class A	707,644	1,550
	Rainbow Department Store Co. Ltd. Class A	903,099	1,548
	Anxin Trust Co. Ltd. Class A (XSSC)	2,579,157	1,547
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	1,545
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,638,212	1,544
	Chongqing Department Store Co. Ltd. Class A	374,760	1,543
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,543
*,^	Hybrid Kinetic Group Ltd.	256,334,956	1,542
	North China Pharmaceutical Co. Ltd. Class A	2,549,560	1,534
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	462,637	1,529
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	1,528
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,524
	Holitech Technology Co. Ltd. Class A	1,706,396	1,522
*	Xunlei Ltd. ADR	439,471	1,521
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	2,179,156	1,517
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	1,517
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,411,966	1,514
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,514
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,512
*	Hangzhou Iron & Steel Co. Class A	2,213,476	1,511
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	1,507
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	788,436	1,507
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	1,507
*,^	Carnival Group International Holdings Ltd.	101,043,696	1,505
	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	1,505
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	1,236,493	1,502
	SDIC Capital Co. Ltd. Class A (XSHG)	1,127,300	1,501
	Tahoe Group Co. Ltd. Class A	735,700	1,495
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,242,363	1,492
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,485
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	489,180	1,477
	Everbright Jiabao Co. Ltd. Class A	1,504,391	1,474
	Beijing New Building Materials plc Class A (XSHE)	623,500	1,473
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,472
	GuangDong HongTeo Technology Co. Ltd. Class A	254,113	1,462
	Silver Plaza Group Co. Ltd. Class A (XSHG)	1,987,631	1,461
	Jafron Biomedical Co. Ltd. Class A	246,100	1,460
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,459
	Yonggao Co. Ltd. Class A	2,933,059	1,458
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	3,773,700	1,456
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,437,226	1,455
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	1,383,880	1,452
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	257,500	1,448
	Jiangxi Wannianqing Cement Co. Ltd. Class A	865,403	1,445
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,440
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	1,440
	China World Trade Center Co. Ltd. Class A (XSSC)	724,135	1,440
	Jiangsu King’s Luck Brewery JSC Ltd. Class A (XSSC)	552,395	1,439
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,436
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	223,559	1,436

	Oppein Home Group Inc. Class A	106,355	1,432
	Hakim Unique Internet Co. Ltd. Class A	949,498	1,432
	INESA Intelligent Tech Inc. Class A	1,830,990	1,429
	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	1,428
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,508,941	1,427
2	Fuyao Glass Industry Group Co. Ltd.	408,952	1,426
*	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	1,426
	Huayi Brothers Media Corp. Class A	2,205,602	1,422
	Guangxi Wuzhou Communications Co. Ltd. Class A	3,146,047	1,422
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,422
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,422
	Shaanxi International Trust Co. Ltd. Class A	3,487,380	1,421
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,420
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,005,620	1,420
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	524,225	1,418
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	1,418
	Beijing Strong Biotechnologies Inc. Class A	884,285	1,417
*	Top Energy Co. Ltd. Shanxi Class A (XSHG)	2,903,744	1,417
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,412
	Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,411
	Tianshui Huatian Technology Co. Ltd. Class A	2,153,548	1,410
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,410
	Shanxi Securities Co. Ltd. Class A	1,558,546	1,408
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	1,407
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	1,404
	Tianjin Port Development Holdings Ltd.	11,791,162	1,402
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,401
	Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,398
	Wonders Information Co. Ltd. Class A	911,000	1,398
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,396
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,394
	Newland Digital Technology Co. Ltd. Class A	618,095	1,390
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	1,389
	Tianjin Teda Co. Ltd. Class A	2,999,443	1,388
	Westone Information Industry Inc. Class A	429,179	1,383
	FAWER Automotive Parts Co. Ltd. Class A	2,428,245	1,382
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,245,519	1,381
	Shandong Bohui Paper Industrial Co. Ltd. Class A	3,243,600	1,381
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	1,685,573	1,381
	Beijing Sinnet Technology Co. Ltd. Class A (XSHE)	620,016	1,377
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	2,539,472	1,375
	Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	1,374
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	2,494,774	1,371
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,367
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,367
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,364
	Hengyi Petrochemical Co. Ltd. Class A (XSHE)	700,160	1,358
	C&S Paper Co. Ltd. Class A	1,152,090	1,353
	Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	1,347
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSSC)	3,455,340	1,346
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	1,346
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,345
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,345
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,342
	Jiangsu Hoperun Software Co. Ltd. Class A	1,046,746	1,341
	Taiji Computer Corp. Ltd. Class A	397,801	1,341

	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	1,338
	Dawning Information Industry Co. Ltd. Class A (XSSC)	232,582	1,335
	Sunsea AIoT Technology Co. Ltd. Class A	407,845	1,333
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	716,123	1,331
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,325
	Fiyta Holdings Ltd. Class A	1,190,485	1,323
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	2,126,424	1,323
	Shenghe Resources Holding Co. Ltd. Class A	1,051,830	1,322
	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,322
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	760,514	1,317
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,316
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,758,182	1,311
	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,310
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	852,495	1,309
*	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,203,111	1,308
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,305
	Sinolink Securities Co. Ltd. Class A (XSSC)	1,143,000	1,304
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,303
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,302
	Guilin Tourism Co. Ltd. Class A	1,623,123	1,301
	China Merchants Land Ltd.	7,883,888	1,301
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	1,300
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	824,640	1,298
	Huaan Securities Co. Ltd. Class A	1,778,632	1,298
	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	2,171,023	1,296
*	PW Medtech Group Ltd.	8,831,811	1,294
	Qiaqia Food Co. Ltd. Class A	440,621	1,290
	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,289
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	1,287
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,804,001	1,279
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,277
	Gosuncn Technology Group Co. Ltd. Class A	1,229,692	1,277
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,277
	China National Accord Medicines Corp. Ltd. Class A	217,467	1,274
	Tibet Tianlu Co. Ltd. Class A	1,313,049	1,274
	Oriental Energy Co. Ltd. Class A	1,067,921	1,274
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,023,896	1,273
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,272
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	2,366,478	1,271
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	1,267
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,193,580	1,267
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,267
	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,266
	BeijingHualian Hypermarket Co. Ltd. Class A	2,177,445	1,265
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,264
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,262
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,262
	TangShan Port Group Co. Ltd. Class A (XSSC)	3,446,935	1,258
	TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,258
	Spring Airlines Co. Ltd. Class A (XSSC)	260,939	1,256
	Zhongbai Holdings Group Co. Ltd. Class A	1,547,097	1,255
	Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,251
	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,250
	Guoxuan High-Tech Co. Ltd.	684,269	1,249
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,655,387	1,246
	GEM Co. Ltd. Class A	2,179,354	1,246
*	First Tractor Co. Ltd.	5,087,706	1,244

	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,240
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,287,033	1,240
2	Everbright Securities Co. Ltd.	1,383,053	1,237
*	Northeast Pharmaceutical Group Co. Ltd. Class A	759,012	1,235
	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,235
	Guangdong Vanward New Electric Co. Ltd. Class A	647,646	1,234
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,329,375	1,228
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,224
	Metro Land Corp. Ltd. Class A	2,013,684	1,224
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	1,146,624	1,223
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,223
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	658,163	1,220
	China Wuyi Co. Ltd. Class A	1,670,759	1,217
	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,215
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,214
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	1,212
	Sinoma Science & Technology Co. Ltd. Class A	825,184	1,209
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	417,554	1,209
	Hubei Dinglong Co. Ltd. Class A	1,222,108	1,208
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	353,925	1,208
	Changhong Meiling Co. Ltd. Class A	2,685,828	1,207
	CECEP Solar Energy Co. Ltd. Class A	2,436,430	1,207
	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,204
	Yunnan Energy New Material Co. Ltd.	172,962	1,200
*,^	FDG Electric Vehicles Ltd.	169,701,865	1,195
	Maoye Commericial Co. Ltd. Class A (XSSC)	1,737,504	1,195
	Shenzhen Goodix Technology Co. Ltd. Class A	110,147	1,194
2	Orient Securities Co. Ltd.	1,692,110	1,192
	Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	1,192
	Fujian Longking Co. Ltd. Class A (XSSC)	718,680	1,191
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	1,188
*	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,187
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	762,157	1,185
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	1,185
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,185
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	1,184
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,182
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A	170,961	1,180
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,692,069	1,178
	Sieyuan Electric Co. Ltd. Class A	787,700	1,178
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	1,173
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,936,772	1,172
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSHE)	1,062,828	1,171
	Minmetals Land Ltd.	6,481,561	1,171
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	596,995	1,168
*,^	Chiho Environmental Group Ltd.	6,094,846	1,166
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	1,164
	Tus-Sound Environmental Resources Co. Ltd. Class A	845,482	1,164
	Shanghai Pret Composites Co. Ltd. Class A (XSHE)	765,666	1,162
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	1,158
	Guangdong Goworld Co. Ltd. Class A	943,044	1,158
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	1,155
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,155
	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	603,356	1,154
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	274,369	1,153
	Square Technology Group Co. Ltd. Class A	514,064	1,153

	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	1,152
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	1,152
	Shanghai East China Computer Co. Ltd. Class A (XSSC)	474,730	1,151
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	1,151
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,150
	Huafu Fashion Co. Ltd. Class A	1,360,510	1,144
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	744,684	1,140
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,140
	Hangzhou First Applied Material Co. Ltd. Class A	255,437	1,139
	Xi’An Shaangu Power Co. Ltd. Class A (XSSC)	1,340,926	1,138
	Zhongji Innolight Co. Ltd. Class A	196,669	1,137
	Yaxia Automobile Corp. Class A	926,480	1,134
	Hangzhou Weiguang Electronic Co. Ltd. Class A	366,700	1,132
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,132
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,129
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	433,160	1,128
	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	1,127
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	1,127
*	V1 Group Ltd.	34,552,176	1,127
	Vatti Corp. Ltd. Class A	768,748	1,126
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,977,219	1,126
	Yang Guang Co. Ltd. Class A	1,520,002	1,126
	China Galaxy Securities Co. Ltd. Class A	995,320	1,124
	BTG Hotels Group Co. Ltd. Class A	499,726	1,123
	Ourpalm Co. Ltd. Class A	2,485,861	1,122
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,121
	Luyang Energy-Saving Materials Co. Ltd.	815,725	1,119
*	Qinghai Salt Lake Industry Co. Ltd. Class A (XSHE)	1,262,100	1,118
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	2,950,603	1,118
	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	1,116
	Visual China Group Co. Ltd. Class A	323,812	1,112
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,110
	Risen Energy Co. Ltd. Class A (XSEC)	869,370	1,109
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,109
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	1,107
	Tengda Construction Group Co. Ltd. Class A	3,400,299	1,106
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,105
	BYD Co. Ltd. Class A (XSHE)	158,600	1,104
*,§	Mingfa Group International Co. Ltd.	4,576,880	1,102
	Moon Environment Technology Co. Ltd. Class A	1,411,584	1,102
	Shanghai Kinetic Medical Co. Ltd. Class A	830,843	1,102
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,101
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	1,101
	Harbin Boshi Automation Co. Ltd. Class A	740,755	1,098
	Beijing Capital Co. Ltd. Class A (XSSC)	2,205,443	1,096
	Beijing Sinnet Technology Co. Ltd. Class A (XSEC)	492,900	1,095
	Jiangxi Copper Co. Ltd. Class A	548,544	1,094
	DHC Software Co. Ltd. Class A	1,129,600	1,093
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,089
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,088
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	118,600	1,088
	Shenzhen Tagen Group Co. Ltd. Class A	1,515,457	1,087
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	669,649	1,087
	Infore Environment Technology Group Co. Ltd. Class A	1,290,887	1,087
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,085
	Unisplendour Corp. Ltd. Class A (XSEC)	235,912	1,085
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,084

	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	509,054	1,083
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,083
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	1,081
	Luenmei Quantum Co. Ltd. Class A	718,600	1,079
*	Shandong Iron and Steel Co. Ltd. Class A	4,441,710	1,077
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,073
	Bank of Chengdu Co. Ltd. Class A	930,600	1,072
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	607,669	1,072
	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	1,069
	Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	1,066
	China Communications Construction Co. Ltd. Class A	669,000	1,066
	Guizhou Guihang Automotive Components Co. Ltd. Class A	769,584	1,064
	Hundsun Technologies Inc. Class A (XSHG)	113,400	1,063
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,063
	Nanjing Hanrui Cobalt Co. Ltd. Class A	116,000	1,061
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,061
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,810,914	1,058
*,§	Tech Pro Technology Development Ltd.	122,060,000	1,058
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,056
	Gree Real Estate Co. Ltd. Class A (XSSC)	1,721,028	1,055
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,055
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,055
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,241,400	1,054
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,612,438	1,053
*	Yunnan Coal & Energy Co. Ltd. Class A	2,410,493	1,053
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	1,051
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSHE)	668,261	1,047
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,045
	Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,044
*	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	1,040
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,117,520	1,040
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	778,894	1,040
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	540,729	1,039
*	Shandong Xinchao Energy Corp. Ltd. Class A	3,400,300	1,039
	Eastern Communications Co. Ltd. Class B	1,942,674	1,038
	Kangde Xin Composite Material Group Co. Ltd. Class A (XSHE)	1,630,242	1,038
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,435,600	1,036
	Weihai Guangwei Composites Co. Ltd. Class A	177,177	1,036
*	Yiwu Huading Nylon Co. Ltd. Class A	990,139	1,035
*	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	1,033
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,033
	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	1,032
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,032
	Sichuan Meifeng Chemical IND Class A	1,301,751	1,031
	BOE Technology Group Co. Ltd. Class A (XSEC)	2,678,600	1,030
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,026
	Asymchem Laboratories Tianjin Co. Ltd. Class A	96,376	1,026
	Suning Universal Co. Ltd. Class A	2,183,210	1,026
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,023
	Kingsignal Technology Co. Ltd. Class A	620,360	1,023
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	976,207	1,022
	Guangzhou Port Co. Ltd. Class A	1,745,300	1,022
	Shimge Pump Industry Group Co. Ltd. Class A	1,369,158	1,019
*	Anyang Iron & Steel Inc. Class A	2,169,680	1,019
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	1,019
*	Hna-Caissa Travel Group Co. Ltd. Class A	1,127,931	1,018
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,479,242	1,017

	Huafon Microfibre Shanghai Co. Ltd. Class A	617,954	1,014
	Angang Steel Co. Ltd. Class A	1,300,855	1,014
	Shandong Chenming Paper Holdings Ltd. Class A	1,192,350	1,011
	Shanghai Oriental Pearl Group Co. Ltd. Class A (XSHG)	681,995	1,008
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	431,004	1,008
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,008
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,007
	Hangzhou Hangyang Co. Ltd. Class A	697,450	1,007
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,007
	Chengzhi Co. Ltd. Class A (XSEC)	607,300	1,004
	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,004
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	1,003
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	1,003
	Caitong Securities Co. Ltd. Class A	929,500	1,003
	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	987,507	1,002
	Tianjin Development Holdings Ltd.	2,770,025	1,002
*	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,002
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,373,668	1,000
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	999
	Hainan Airlines Holding Co. Ltd. Class A (XSHG)	3,599,600	998
	Eastcompeace Technology Co. Ltd. Class A	767,109	998
*	Hunan Valin Steel Co. Ltd. Class A	960,800	998
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	998
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSEC)	905,179	997
	Tongding Interconnection Information Co. Ltd. Class A	858,300	996
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	995
	Hybio Pharmaceutical Co. Ltd. Class A	815,691	995
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	994
	Guangdong Golden Dragon Development Inc. Class A	722,300	993
	Yifan Pharmaceutical Co. Ltd. Class A	740,302	992
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	992
	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	992
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	991
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSHE)	852,417	990
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	990
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	989
	Pacific Securities Co. Ltd. China Class A (XSSC)	2,676,600	986
*	Avary Holding Shenzhen Co. Ltd. Class A	392,000	985
	Hainan Strait Shipping Co. Ltd. Class A	497,120	984
	Hangzhou Century Co. Ltd. Class A	799,700	982
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	981
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	979
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	977
	Kunming Yunnei Power Co. Ltd. Class A	2,646,054	977
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSSC)	149,292	976
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	974
	Create Technology & Science Co. Ltd. Class A	1,136,256	972
	Sanquan Food Co. Ltd. Class A	896,000	971
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	967
	Fujian Star-net Communication Co. Ltd. Class A	369,581	966
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,759,053	966
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	964
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	963
	SooChow Securities Co. Ltd. Class A (XSSC)	913,430	962
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,015,910	962
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	497,723	961

	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	961
	Jiangsu King’s Luck Brewery JSC Ltd. Class A (XSHG)	368,662	960
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	2,308,797	957
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	957
*,^	Capital Environment Holdings Ltd.	42,179,368	956
*	Canadian Solar Inc.	44,293	955
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	954
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	954
	Tianjin Port Co. Ltd. Class A (XSHG)	878,396	953
	Guanghui Energy Co. Ltd. Class A (XSSC)	1,709,312	951
	Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	948
	Jiuzhitang Co. Ltd. Class A	745,255	948
*	Red Avenue New Materials Group Co. Ltd. Class A	345,100	946
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	945
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	1,035,740	944
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	944
	Zheshang Securities Co. Ltd. Class A	832,600	944
	Huagong Tech Co. Ltd. Class A	536,500	943
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,182,050	943
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	942
	Yinyi Co. Ltd. Class A	2,405,411	942
	China Jushi Co. Ltd. Class A (XSHG)	629,798	940
	Transfar Zhilian Co. Ltd. Class A	927,422	940
	Beijing Forever Technology Co. Ltd. Class A	292,796	939
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	939
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	632,600	937
*	Shenyang Chemical Co. Ltd. Class A	1,716,100	936
	Sino GeoPhysical Co. Ltd. Class A	446,065	933
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	933
	Shede Spirits Co. Ltd. Class A	254,113	932
	Shengyi Technology Co. Ltd. Class A (XSHG)	611,018	931
	Sichuan Swellfun Co. Ltd. Class A	208,139	926
*	Beijing Lanxum Technology Co. Ltd. Class A	866,539	926
	Shenzhen Comix Group Co. Ltd. Class A (XSEC)	759,535	926
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	925
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	925
	Huayi Compressor Co. Ltd. Class A	1,592,880	924
	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,024,286	924
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	924
*	Rendong Holdings Co. Ltd.	461,457	924
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	924
	Seazen Holdings Co. Ltd. Class A (XSSC)	208,808	921
	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	920
	Lingyuan Iron & Steel Co. Ltd. Class A	2,221,670	919
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	918
	Anhui Anke Biotechnology Group Co. Ltd. Class A	487,870	914
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	913
	Qingdao Hanhe Cable Co. Ltd. Class A (XSHE)	2,629,604	911
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	511,595	910
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	910
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	909
*	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	908
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	908
	Nanjing Redsun Co. Ltd. Class A	462,551	906
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	905
	Dare Power Dekor Home Co. Ltd. Class A	562,739	903
	MLS Co. Ltd. Class A	527,400	902

	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	901
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,621,711	900
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	900
	Huangshan Novel Co. Ltd. Class A	876,216	900
	G-bits Network Technology Xiamen Co. Ltd. Class A	39,600	900
	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	900
	Guorui Properties Ltd.	4,932,228	899
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	897
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	594,569	894
	Kingnet Network Co. Ltd. Class A	1,942,332	893
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	892
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	889
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	884
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	881
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	881
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	879
	Neusoft Corp. Class A (XSSC)	593,614	879
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	878
	Shenzhen Selen Science & Technology Co. Ltd. Class A	550,000	877
	Shenzhen SDG Information Co. Ltd. Class A	654,162	877
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	876
*	Shenma Industry Co. Ltd. Class A	511,849	874
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	874
	China Singyes Solar Technologies Holdings Ltd.	6,673,675	870
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	870
	Zhejiang Crystal-Optech Co. Ltd. Class A	630,765	869
	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	868
	Gigadevice Semiconductor Beijing Inc. Class A	85,260	867
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	866
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	269,824	865
	Xiamen Xiangyu Co. Ltd. Class A	1,386,426	865
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	864
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	864
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	864
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	864
*	Phoenix Media Investment Holdings Ltd.	8,885,907	864
*	Guizhou Gas Group Corp. Ltd. Class A	310,694	862
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	861
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	861
	CGN Nuclear Technology Development Co. Ltd. Class A	809,829	859
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	556,973	857
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	857
	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,249,036	856
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	856
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	856
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	852
	Haitong Securities Co. Ltd. Class A	564,115	852
	Hoshine Silicon Industry Co. Ltd. Class A	120,800	851
	Jiangsu Yoke Technology Co. Ltd. Class A	419,500	851
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	851
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	849
*,^	Lianhua Supermarket Holdings Co. Ltd.	5,223,543	849
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	848
	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	848
*	Shanghai Weaver Network Co. Ltd. Class A	74,371	847
	Chongqing Zaisheng Technology Corp. Ltd. Class A	810,492	846
*	Sinopec Oilfield Service Corp. Class A	3,057,700	840

	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	839
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	839
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	836
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	836
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	835
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,454,355	835
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	835
	Lens Technology Co. Ltd. Class A	952,854	835
	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	834
	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	834
	An Hui Wenergy Co. Ltd. Class A	1,093,644	833
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	832
	Shandong Publishing & Media Co. Ltd. Class A	692,888	830
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	830
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	830
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	829
	CITIC Securities Co. Ltd. Class A (XSHG)	302,500	829
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	829
	Xiamen Kingdomway Group Co. Class A	462,900	826
	China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	826
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	826
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	824
	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	824
	Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	757,046	824
	Yechiu Metal Recycling China Ltd. Class A	2,802,500	823
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,981	823
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	820
	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	820
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	998,531	819
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	819
	Tecon Biology Co. Ltd. Class A	1,063,904	819
	Zhuhai Port Co. Ltd. Class A	853,300	819
	Zhejiang Runtu Co. Ltd. Class A	577,651	816
	Avic Sunda Holding Co. Ltd.	744,416	816
	Changchun Gas Co. Ltd. Class A	1,091,800	815
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	814
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,807,951	814
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	814
	Greattown Holdings Ltd. Class A (XSSC)	1,572,121	813
*	Shanghai Ground Food Tech Co. Ltd. Class A	730,743	813
	Tongwei Co. Ltd. Class A (XSHG)	526,200	810
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	518,998	810
	Langold Real Estate Co. Ltd. Class A	1,962,979	809
	Sinochem International Corp. Class A (XSSC)	794,851	807
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	807
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	807
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	806
	Norinco International Cooperation Ltd. Class A	725,850	804
	Hilong Holding Ltd.	7,760,352	803
	China Baoan Group Co. Ltd. Class A	1,314,680	803
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	208,976	803
	China TransInfo Technology Co. Ltd. Class A	425,300	803
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	802
*	H&R Century Union Corp. Class A	1,231,176	801
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	801
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	129,827	801
	Teamax Smart City Technology Corp. Ltd. Class A	1,053,185	800

	Haining China Leather Market Co. Ltd. Class A	1,252,410	800
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	797
	Beijing North Star Co. Ltd. Class A (XSSC)	1,915,531	797
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	797
	Shenzhen World Union Properties Consultancy Inc. Class A (XSHE)	1,106,550	794
	AVIC Helicopter Co. Ltd. Class A (XSSC)	131,603	793
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	792
	Tellhow Sci-Tech Co. Ltd. Class A	983,884	790
	Tibet Summit Resources Co. Ltd. Class A	285,589	790
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	789
	Daye Special Steel Co. Ltd. Class A	556,300	788
	Hangxiao Steel Structure Co. Ltd. Class A	1,488,696	788
*	Xiamen Meiya Pico Information Co. Ltd. Class A	350,605	786
	Valiant Co. Ltd. Class A	510,250	786
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	785
*,§	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	785
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	784
	Beijing Shuzhi Technology Co. Ltd.	567,389	784
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	784
	Easysight Supply Chain Management Co. Ltd. Class A	674,835	784
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	783
*	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	783
	Risen Energy Co. Ltd. Class A (XSHE)	610,625	779
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	701,438	778
*	Founder Technology Group Corp. Class A (XSSC)	2,014,872	778
	Tongkun Group Co. Ltd. Class A (XSSC)	486,899	778
	Beijing Ultrapower Software Co. Ltd. Class A	1,697,868	775
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,402,004	773
*	Sinopec Oilfield Equipment Corp. Class A	748,494	773
	YGSOFT Inc. Class A	764,561	773
	Hunan Aihua Group Co. Ltd. Class A	293,306	772
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	771
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	771
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	531,450	771
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	770
	Shanghai Electric Group Co. Ltd. Class A	1,045,430	769
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	769
	DongFeng Automobile Co. Ltd. Class A	1,412,412	767
	China Union Holdings Ltd. Class A	937,300	766
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	1,441,067	766
	Cultural Investment Holdings Co. Ltd. Class A	1,293,929	765
	ZJBC Information Technology Co. Ltd. Class A	532,830	764
	Insigma Technology Co. Ltd. Class A	728,100	764
	People.cn Co. Ltd. Class A (XSSC)	556,581	764
	Guangzhou Guangri Stock Co. Ltd. Class A (XSHG)	961,200	763
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	763
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	763
	Dian Diagnostics Group Co. Ltd. Class A	354,237	763
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	762
*	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	959,360	761
	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	727,941	761
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	416,035	761
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	761
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	760
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	510,220	757
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,672,301	757

	Glarun Technology Co. Ltd. Class A (XSSC)	392,641	755
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	755
	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	755
*	Hunan Gold Corp. Ltd. Class A	665,040	754
	Shenzhen Desay Battery Technology Co. Class A	184,400	754
*	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	1,214,400	753
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	752
	Guangdong East Power Co. Ltd. Class A	1,175,600	752
*	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	752
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	751
	Sou Yu Te Group Co. Ltd. Class A	2,415,182	750
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	750
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	749
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	748
	Tianjin Port Co. Ltd. Class A (XSSC)	689,783	748
	China National Software & Service Co. Ltd. Class A (XSSC)	242,434	748
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	748
	Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	747
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	238,900	747
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	746
	SDIC Capital Co. Ltd. Class A (XSSC)	559,500	745
*	Hainan Poly Pharm Co. Ltd.	103,231	745
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	744
	Qingdao East Steel Tower Stock Co. Ltd. Class A	822,581	744
*	China Calxon Group Co. Ltd. Class A	788,400	743
	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	742
*	Fujian Sunner Development Co. Ltd. Class A (XSEC)	240,967	742
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	755,328	740
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	738
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	738
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	206,247	738
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	248,127	738
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	737
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	736
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	736
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	735
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	734
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	740,548	734
*	Deppon Logistics Co. Ltd. Class A	328,307	733
	Haoxiangni Health Food Co. Ltd. Class A	612,988	733
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	650,796	733
	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	733
	UTour Group Co. Ltd. Class A	929,925	732
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	732
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	732
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	730
*	Yunnan Tin Co. Ltd. Class A	476,300	729
	Huabao Flavours & Fragrances Co. Ltd. Class A	158,400	728
	Jizhong Energy Resources Co. Ltd. Class A	1,315,107	728
	Yihua Healthcare Co. Ltd. Class A (XSHE)	354,256	728
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A	266,349	728
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	728
	Jason Furniture Hangzhou Co. Ltd. Class A	100,600	727
*	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	725
*	Zhonglu Co. Ltd. Class B	1,084,642	725
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	724

	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	723
	China Electronics Huada Technology Co. Ltd.	8,308,062	723
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	723
	Hainan Ruize New Building Material Co. Ltd. Class A	766,704	723
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	722
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	911,201	720
	Thunder Software Technology Co. Ltd. Class A	177,727	720
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	634,288	719
*	Sonoscape Medical Corp. Class A	203,400	719
	Wasu Media Holding Co. Ltd. Class A (XSEC)	581,500	718
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	717
	Kangde Xin Composite Material Group Co. Ltd. Class A (XSEC)	1,125,000	716
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	715
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	714
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	714
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	712
	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	712
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	712
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A (XSSC)	682,702	710
	Suzhou Anjie Technology Co. Ltd. Class A	462,649	710
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	710
	Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	710
	Hongda Xingye Co. Ltd. Class A	1,392,019	710
	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,335,552	709
	Guomai Technologies Inc. Class A (XSHE)	680,179	709
	Sailun Group Co. Ltd. (XSSC)	2,021,815	708
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	708
	Jinling Pharmaceutical Co. Ltd. Class A (XSHE)	758,131	707
*	Beijing Tensyn Digital Marketing Technology JSC Class A	755,700	706
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	706
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	706
	Anhui Huamao Textile Co. Class A	1,495,364	706
	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	705
	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	705
	Digital China Group Co. Ltd. Class A (XSHE)	450,736	704
	China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	703
	Genimous Technology Co. Ltd. Class A	531,565	703
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	702
	Kangxin New Materials Co. Ltd. Class A	1,153,880	701
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	999,275	700
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	700
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	700
	Newcapec Electronics Co. Ltd. Class A	707,935	700
	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	698
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	697
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	697
	Jihua Group Corp. Ltd. Class A (XSSC)	1,398,940	697
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	694
	North Electro-Optic Co. Ltd. Class A	494,561	693
	Jiangsu Etern Co. Ltd. Class A	1,035,970	693
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	690
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	690
*	TongFu Microelectronics Co. Ltd. Class A	644,588	690
	CECEP Wind-Power Corp. Class A (XSSC)	1,938,694	689
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	689
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	689
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	689

	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	688
	Beyondsoft Corp. Class A	638,200	688
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	281,200	687
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	687
	Qingdao Citymedia Co. Ltd. Class A	682,800	686
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	685
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	684
	Changsha Jingjia Microelectronics Co. Ltd. Class A	136,638	683
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	683
	Tatwah Smartech Co. Ltd. Class A	1,303,958	682
	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	682
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	681
	Baotailong New Materials Co. Ltd. Class A	820,700	681
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	679
	Changchai Co. Ltd. Class A	1,196,785	679
	Anxin Trust Co. Ltd. Class A (XSHG)	1,130,448	678
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	678
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	677
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	677
	Yealink Network Technology Corp. Ltd. Class A	58,700	677
	Befar Group Co. Ltd. Class A (XSSC)	1,075,692	676
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	676
	Beijing SDL Technology Co. Ltd. Class A	716,927	676
	Youngor Group Co. Ltd. Class A (XSHG)	594,720	676
	Tongkun Group Co. Ltd. Class A (XSHG)	422,700	675
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	674
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	2,262,800	674
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	673
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,275,780	673
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	265,300	671
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	671
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	668
	Xuji Electric Co. Ltd. Class A	443,400	668
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	668
	Xiamen International Port Co. Ltd.	4,326,518	668
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	665
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	1,112,150	665
*	Meidu Energy Corp. Class A (XSSC)	2,309,881	665
	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	665
	Beijing E-Hualu Information Technology Co. Ltd. Class A	232,680	665
	Yihua Healthcare Co. Ltd. Class A (XSEC)	323,197	664
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,180,320	664
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	662
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	661
*	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	661
	Xiamen Port Development Co. Ltd. Class A	739,716	660
	ORG Technology Co. Ltd. Class A	897,007	660
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	659
	Launch Tech Co. Ltd.	868,324	656
	Do-Fluoride Chemicals Co. Ltd. Class A	398,450	656
*	Fujian Cement Inc. Class A (XSHG)	612,500	656
	Baida Group Co. Ltd. Class A	767,300	656
	Zhejiang Communications Technology Co. Ltd.	568,700	656
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,082,550	655
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	655
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	170,624	653
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,029,753	653

	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	653
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	652
2	Kangda International Environmental Co. Ltd.	5,531,812	652
	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSSC)	104,239	652
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSSC)	499,409	652
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	651
	Shenzhen Center Power Tech Co. Ltd. Class A	252,250	651
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	651
	Zhejiang Dingli Machinery Co. Ltd. Class A	68,800	651
	Hebei Chengde Lolo Co. Class A	559,720	650
*	Shenzhen MTC Co. Ltd. Class A	2,237,255	649
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	649
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	535,608	646
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	646
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,116,230	645
	Chongqing Road & Bridge Co. Ltd. Class A	1,442,078	645
	Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	645
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	564,679	644
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	644
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	643
	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	643
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,115,079	642
*,^	North Mining Shares Co. Ltd.	156,966,634	641
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	641
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,641	639
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	214,799	638
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	408,520	637
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	637
	Shandong Humon Smelting Co. Ltd. Class A	550,100	636
	Fujian Torch Electron Technology Co. Ltd. Class A	271,012	636
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	636
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	279,216	635
*	Hanwang Technology Co. Ltd. Class A	333,500	634
	Baoji Titanium Industry Co. Ltd. Class A	233,400	634
*	Qingdao Hengshun Zhongsheng Group Co. Ltd. Class A	808,606	633
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	633
	Xinfengming Group Co. Ltd. Class A	259,140	632
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	632
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	631
	Anhui Gujing Distillery Co. Ltd. Class A	65,540	630
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	411,360	630
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	630
*	Alpha Group Class A	827,701	630
	Beijing Changjiu Logistics Corp. Class A	402,980	629
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	829,600	628
*	Xian International Medical Investment Co. Ltd. Class A	860,950	627
	Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	627
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	626
	Heilongjiang Agriculture Co. Ltd. Class A	517,150	626
	Shunfa Hengye Corp. Class A	1,413,801	625
	Shanghai Bailian Group Co. Ltd. Class A	479,788	625
	BGI Genomics Co. Ltd.	72,800	625
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	624
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	622
*	Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	621
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	455,175	620

	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	1,132,500	619
	Xi’An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	618
	Hainan Expressway Co. Ltd. Class A	1,056,400	618
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	329,100	617
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	613
	Beijing Join-Cheer Software Co. Ltd. Class A	636,090	613
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	613
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	612
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	784,831	612
*,^	China Beidahuang Industry Group Holdings Ltd.	33,846,293	611
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	553,537	610
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	690,442	609
	Sailun Group Co. Ltd. (XSHG)	1,737,560	608
*	Northcom Group Co. Ltd. Class A	635,480	608
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	729,534	607
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	607
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	607
*	Ovctek China Inc. Class A	107,400	607
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	606
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	605
*	Guangzhou Restaurant Group Co. Ltd. Class A	144,572	605
	Shanghai Environment Group Co. Ltd. Class A (XSHG)	311,847	605
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	605
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	605
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	605
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	604
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	604
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	604
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	604
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	603
	Henan Pinggao Electric Co. Ltd. Class A	498,800	603
	Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	600
	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	572,922	599
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSEC)	1,161,700	598
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	474,480	598
*	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	598
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	595
	Juneyao Airlines Co. Ltd. Class A	326,939	593
*	North Huajin Chemical Industries Co. Ltd. Class A	687,903	592
	FAW CAR Co. Ltd. Class A	589,943	592
	Hubei Sanxia New Building Material Co. Ltd. Class A	1,092,825	592
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	469,716	592
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	592
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	591
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	591
	First Capital Securities Co. Ltd. Class A	711,520	591
	Guosheng Financial Holding Inc. Class A (XSEC)	452,919	591
	CMST Development Co. Ltd. Class A (XSSC)	779,838	589
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	588
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	588
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	588
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	586
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	452,536	584
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	583
	Fujian Dongbai Group Co. Ltd. Class A	750,009	583
	AUCMA Co. Ltd. Class A	1,103,101	583

	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	582
	New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	582
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	582
	Leo Group Co. Ltd. Class A	3,005,211	581
	Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	581
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	99,820	580
*	SGIS Songshan Co. Ltd. Class A	794,400	580
	Jiangsu Sainty Corp. Ltd. Class A	797,700	580
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	248,744	580
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	578
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	578
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	577
	JiuGui Liquor Co. Ltd. Class A	217,000	576
	Dalian Refrigeration Co. Ltd. Class A	1,193,220	575
	Konfoong Materials International Co. Ltd. Class A	111,476	574
	Enjoyor Co. Ltd. Class A	602,900	572
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	572
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	428,200	572
*	Goldenmax International Technology Ltd. Class A	538,100	572
*	HY Energy Group Co. Ltd. Class A (XSSC)	523,541	571
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	157,000	570
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	471,011	570
	Tunghsu Azure Renewable Energy Co. Ltd. Class A	597,100	569
*	Top Energy Co. Ltd. Shanxi Class A (XSSC)	1,166,372	569
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	568
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	566
*	China CIFCO Investment Co. Ltd. Class A	394,800	565
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	563
*	HNA Innovation Co. Ltd. Class A	1,456,300	563
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	563
	Tongyu Communication Inc. Class A	121,650	562
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	561
	Beijing VRV Software Corp. Ltd. Class A	935,500	561
*	First Tractor Co. Ltd. Class A (XSSC)	935,289	561
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	560
*	ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	283,400	559
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	559
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	558
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	558
	Shandong Sinocera Functional Material Co. Ltd. Class A	235,000	557
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	556
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	555
	Jiangsu Dewei Advanced Materials Co. Ltd. Class A	1,164,200	554
*	Shenzhen Infinova Ltd. Class A	1,076,307	554
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	553
	Beijing SuperMap Software Co. Ltd. Class A	283,000	553
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	552
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	550
	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	550
	TianGuang ZhongMao Co. Ltd. Class A (XSHE)	1,696,512	550
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	549
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	549
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	549
	Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	547
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	547
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	547
*	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	547

	Shenzhen Sunrise New Energy Co. Ltd. Class A	1,309,200	547
*	HNA Investment Group Co. Ltd. Class A	1,371,500	546
	Jiangling Motors Corp. Ltd. Class A	234,298	546
	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	545
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	544
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	409,900	543
*	Grand Industrial Holding Group Co. Ltd.	602,984	543
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	340,049	542
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	312,800	540
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	477,200	540
	Unilumin Group Co. Ltd. Class A	369,840	537
	Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	537
	China Sports Industry Group Co. Ltd. Class A (XSSC)	430,900	537
	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	536
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	498,800	536
	Fujian Rongji Software Co. Ltd. Class A	500,500	535
*	Youngy Co. Ltd. Class A	183,076	535
	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	535
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	767,715	534
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	757,325	534
*	East China Engineering Science and Technology Co. Ltd. Class A	589,564	534
	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	294,996	534
*	Guangdong Advertising Group Co. Ltd. Class A	1,247,122	533
	Daheng New Epoch Technology Inc. Class A	518,400	532
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	532
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	532
	Jiangsu Zhongli Group Co. Ltd. Class A (XSHE)	436,400	531
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	530
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSHG)	357,600	529
	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	529
	Shanghai AJ Group Co. Ltd. Class A (XSHG)	425,898	529
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	529
	Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	529
	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	528
*	Contemporary Eastern Investment Co. Ltd. Class A	980,025	528
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	528
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	528
	Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	528
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	528
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	693,786	528
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	527
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	526
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	566,024	525
	Beijing Easpring Material Technology Co. Ltd. Class A	130,000	525
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	524
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	524
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	620,352	523
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	522
	Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	521
	Zhefu Holding Group Co. Ltd. Class A	862,700	521
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	387,420	520
*	Hengbao Co. Ltd. Class A	620,300	520
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	520
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	519
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	519
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	519
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	519

	Shanghai Huayi Group Co. Ltd. Class A	449,976	518
	Shenzhen Sunline Tech Co. Ltd. Class A	233,912	518
	Shenzhen Fenda Technology Co. Ltd. Class A (XSHE)	1,001,030	518
	China Meheco Co. Ltd. Class A (XSSC)	281,360	517
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	248,141	515
*	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	510,148	515
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	515
	Shandong Denghai Seeds Co. Ltd. Class A	683,618	514
	Keda Group Co. Ltd. Class A (XSHG)	906,553	514
	Jiangsu High Hope International Group Corp. Class A (XSHG)	916,300	514
	Dalian Zeus Entertainment Group Co. Ltd. Class A	803,569	513
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	513
	Polaris Bay Group Co. Ltd. Class A	476,999	512
*	Shanxi Coking Co. Ltd. Class A	403,500	511
*	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	511
	Shanghai AtHub Co. Ltd. Class A	131,900	510
	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	510
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	443,776	510
	Guangdong Provincial Expressway Development Co. Ltd. Class A	392,500	510
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	510
	Songz Automobile Air Conditioning Co. Ltd. Class A	828,445	510
*	Jilin Power Share Co. Ltd. Class A	1,452,680	510
	SPIC Dongfang New Energy Corp. Class A	986,256	509
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	509
§	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	509
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	745,000	508
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	528,000	508
*	Shandong Minhe animal Husbandry Co. Ltd. Class A	222,583	508
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	507
*	Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	506
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	506
	Sichuan Maker Biotechnology Co. Ltd. Class A	235,730	505
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,462	504
	Canny Elevator Co. Ltd. Class A (XSEC)	519,677	504
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	503
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	503
*	Focused Photonics Hangzhou Inc. Class A	143,400	503
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	835,797	503
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	502
	Stanley Agricultural Group Co. Ltd. Class A	860,128	502
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	502
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	502
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	501
*	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	500
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	500
	Sinoma International Engineering Co. Class A (XSSC)	595,222	499
	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	499
	MYS Group Co. Ltd.	789,767	499
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	499
	Western Mining Co. Ltd. Class A (XSHG)	613,700	498
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	498
	Beijing Kingee Culture Development Co. Ltd. Class A (XSHE)	641,780	497
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	497
	Wisesoft Co. Ltd. Class A	247,414	497
*	Hand Enterprise Solutions Co. Ltd. Class A	327,100	497
*	Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	496

	Shanghai Belling Co. Ltd. Class A (XSSC)	350,844	496
	Hongli Zhihui Group Co. Ltd. Class A	509,200	495
	Shenzhen Clou Electronics Co. Ltd. Class A	826,100	495
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	478,674	495
	Nanjing Doron Technology Co. Ltd. Class A	587,777	495
	Qiming Information Technology Co. Ltd. Class A	478,073	494
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	493
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	492
*	Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	491
*	Misho Ecology & Landscape Co. Ltd. Class A	266,900	491
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	490
	Anhui Xinhua Media Co. Ltd. Class A (XSSC)	490,455	490
	Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	490
	Infund Holding Co. Ltd.	873,334	489
*,§	Hareon Solar Technology Co. Ltd. Class A	3,766,600	489
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	489
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	102,221	488
*	Minmetals Development Co. Ltd. Class A (XSHG)	508,486	488
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	488
	Saurer Intelligent Technology Co. Ltd. Class A (XSHG)	449,600	487
	Jinzhou Port Co. Ltd. Class A	1,144,371	486
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	430,090	485
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	485
	Whirlpool China Co. Ltd. Class A	599,150	483
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	483
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	483
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	483
*	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	483
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	482
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	482
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	481
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	480
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	480
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	415,941	479
	Lao Feng Xiang Co. Ltd. Class A (XSSC)	75,384	479
	GITI Tire Corp. Class A	219,400	479
	China Meheco Co. Ltd. Class A (XSHG)	260,100	478
	Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	478
	Eastern Pioneer Driving School Co. Ltd. Class A	224,916	478
	Xingyuan Environment Technology Co. Ltd. Class A	1,069,281	477
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	759,964	477
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	476
*	JinJian Cereals Industry Co. Ltd. Class A	1,176,000	476
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	476
	Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	475
	Beijing TRS Information Technology Co. Ltd. Class A	387,406	475
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	389,960	475
*	Sichuan Chengfei Integration Technology Corp. Class A	216,379	474
	Tungkong Inc. Class A	245,184	474
*	Shanghai Yatong Co. Ltd. Class A	511,000	474
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	547,500	473
*	Great Chinasoft Technology Co. Ltd. Class A	681,900	473
	Jiajiayue Group Co. Ltd. Class A	149,290	471
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	471
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	468
	Focus Technology Co. Ltd. Class A	275,400	468

*	Autobio Diagnostics Co. Ltd. Class A	61,900	468
	Xiwang Foodstuffs Co. Ltd. Class A	429,100	468
	Dalian Refrigeration Co. Ltd. Class B	1,763,581	467
	Sundy Land Investment Co. Ltd. Class A	1,220,600	467
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	466
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	466
	Jiangsu Hagong Intelligent Robot Co. Ltd. Class A	527,000	466
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	465
*	New Huadu Supercenter Co. Ltd. Class A	589,800	465
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	464
	Shanghai Environment Group Co. Ltd. Class A (XSSC)	238,530	463
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	462
	Huaming Power Equipment Co. Ltd. Class A	758,043	461
	Zhejiang Jingu Co. Ltd. Class A	491,860	461
	Chongqing Gangjiu Co. Ltd. Class A	802,300	461
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	804,420	460
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	459
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	459
	Cosmos Group Co. Ltd. Class A	876,400	457
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	457
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	457
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	456
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	455
	Ningbo Marine Co. Ltd. Class A	938,000	455
*	Sichuan Haite High-tech Co. Ltd. Class A	302,880	455
	Shenzhen Click Technology Co. Ltd. Class A	257,800	453
*	Zangge Holding Co. Ltd. Class A	288,800	453
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	293,330	453
	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSSC)	179,760	452
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	397,066	451
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	451
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	451
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	345,011	450
*	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	449,200	449
	DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	448
	Beijing eGOVA Co. Ltd. Class A	312,103	448
*	Shandong Shengli Co. Class A	821,977	448
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	448
	Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	447
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	447
	Nanfang Zhongjin Environment Co. Ltd. Class A	996,883	446
	Camel Group Co. Ltd. Class A (XSSC)	367,658	445
	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	445
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	444
	Wuhan Jingce Electronic Group Co. Ltd. Class A	55,118	442
	Zhejiang NetSun Co. Ltd. Class A	170,500	442
*	Longmaster Information & Technology Co. Ltd. Class A	246,300	442
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	441
	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	518,300	441
	NSFOCUS Information Technology Co. Ltd. Class A	343,400	441
*	Dalian Morningstar Network Technology Co. Ltd. Class A	1,223,662	440
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	440
	Weichai Heavy Machinery Co. Ltd. Class A	398,324	439
*	Shougang Concord International Enterprises Co. Ltd.	16,172,058	439
	Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	439
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	129,400	439
	Nuode Investment Co. Ltd. Class A	773,000	438

	Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	437
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	437
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	435
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	435
*	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	435
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	434
	Ningbo Peacebird Fashion Co. Ltd. Class A	175,698	434
*	Gansu Dunhuang Seed Group Co. Ltd. Class A	819,370	433
*	Jiangsu Zongyi Co. Ltd. Class A	611,800	433
	Aerospace Communications Holding Group Co. Ltd. Class A	256,319	433
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	432
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	431
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	429
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	429
	Loncin Motor Co. Ltd. Class A (XSSC)	645,000	429
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	428
*	Beijing Tongtech Co. Ltd. Class A	194,800	428
	Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	427
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	427
	Guangdong Chj Industry Co. Ltd. Class A	727,900	427
	Guangdong Mingzhu Group Co. Ltd. Class A	387,024	427
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	425
	China High Speed Railway Technology Co. Ltd. Class A	782,197	424
	Surfilter Network Technology Co. Ltd. Class A	506,668	424
	Wutong Holding Group Co. Ltd. Class A	826,122	424
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	423
*	Xining Special Steel Co. Ltd. Class A	906,600	423
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSHG)	1,085,600	423
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	1,419,100	422
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	421
	Guangdong Zhengye Technology Co. Ltd. Class A	150,025	421
	Fiyta Holdings Ltd. Class B	681,898	421
	Sinochem International Corp. Class A (XSHG)	414,700	421
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	420
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	420
	Digital China Information Service Co. Ltd. Class A	311,643	419
*	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	419
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	213,000	419
	Guangdong Delian Group Co. Ltd. Class A	634,135	418
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	416
	Tianjin Hi-Tech Development Co. Ltd. Class A	766,902	415
	China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	415
	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	375,700	414
	Bestsun Energy Co. Ltd. Class A	241,185	414
	Tianma Microelectronics Co. Ltd. Class A	297,705	413
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	412
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	267,534	412
*	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	411
*	Guangdong Weihua Corp. Class A	366,774	411
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	411
	Shenzhen Feima International Supply Chain Co. Ltd. Class A	1,141,791	411
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	40,105	411
*	Jiangsu Aoyang Health Industry Co. Ltd. Class A	784,900	410
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	409
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	409
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	408

	Neusoft Corp. Class A (XSHG)	275,400	408
	Zhe Jiang Kangsheng Co. Ltd. Class A (XSEC)	841,000	407
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	407
*	CSSC Science & Technology Co. Ltd. Class A	375,000	407
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	406
	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	406
	Greatoo Intelligent Equipment Inc.	1,407,600	404
	Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	403
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	402
	Beijing GeoEnviron Engineering & Technology Inc. Class A	326,400	402
	Shandong Xiantan Co. Ltd. Class A	146,530	401
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	401
	Changchun Sinoenergy Corp. Class A (XSHG)	823,800	400
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	400
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	270,900	400
*	Beijing Global Safety Technology Co. Ltd. Class A	56,740	399
*	SRE Group Ltd.	24,527,157	398
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	398
	Maoye Commericial Co. Ltd. Class A (XSHG)	577,668	397
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	397
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	499,088	397
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	397
*	Huludao Zinc Industry Co. Class A	943,200	396
	Xiamen Xindeco Ltd. Class A	486,051	396
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	392
	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	392
*	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	392
	ZhongYeDa Electric Co. Ltd. Class A	395,000	392
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	318,100	392
	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	391
	Porton Pharma Solutions Ltd. Class A	321,250	391
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	391
*	Shanxi Blue Flame Holding Co. Ltd. Class A	246,440	390
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	390
	JC Finance & Tax Interconnect Holdings Ltd. Class A	475,040	389
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	372,800	389
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	389
	Chongqing Yukaifa Co. Ltd. Class A	731,800	389
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	388
	Yotrio Group Co. Ltd. Class A	994,750	388
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	388
*	263 Network Communications Co. Ltd. Class A	545,388	388
	Hongbaoli Group Corp. Ltd. Class A	714,859	387
	Sanxiang Impression Co. Ltd. Class A	645,800	387
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	386
*	Sundiro Holding Co. Ltd. Class A	1,009,900	383
*	China Chengtong Development Group Ltd.	16,625,007	383
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	383
*	Sinodata Co. Ltd. Class A	212,735	382
	Rizhao Port Co. Ltd. Class A (XSSC)	912,650	382
*	Ningbo Bird Co. Ltd. Class A	774,100	382
	China Media Group Class A	962,720	381
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	381
	Shanghai Join Buy Co. Ltd. Class A	421,900	380
	Shanghai STEP Electric Corp. Class A	503,347	380
	Mingsheng Holdings Co. Ltd. Class A	642,355	379
	Nanjing Central Emporium Class A (XSSC)	693,445	378

*	Huaxun Fangzhou Co. Ltd. Class A	408,600	378
	ENC Data Technology Co. Ltd. Class A	164,200	376
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	604,980	376
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	376
*	Galaxy Biomedical Investment Co. Ltd. Class A	863,800	375
	Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	375
	Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	375
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	374
	Huaren Pharmaceutical Co. Ltd. Class A	856,972	374
*	Estun Automation Co. Ltd. Class A	320,100	374
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	373
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	372
*	Hangzhou Cable Co. Ltd. Class A	505,100	371
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	169,900	371
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	371
*	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	329,936	370
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	368
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	368
	Sunward Intelligent Equipment Co. Ltd. Class A	424,600	368
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	367
	Suzhou Good-Ark Electronics Co. Ltd. Class A	480,300	367
	Shandong Lukang Pharma Class A	320,300	367
*	Visionox Technology Inc. Class A	273,150	366
	Hisense Electric Co. Ltd. Class A (XSSC)	295,362	365
*	Chengdu Santai Holding Group Co. Ltd. Class A	800,731	364
	Western Region Gold Co. Ltd. Class A	194,400	364
	PKU Healthcare Corp. Ltd. Class A	476,696	364
	Kingswood Enterprise Co. Ltd. Class A (XSSC)	1,447,500	364
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	364
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	364
*	Meisheng Cultural & Creative Corp. Ltd. Class A	553,282	363
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	363
	Jiangsu Aucksun Co. Ltd. Class A	653,250	362
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSEC)	456,626	361
*	IRICO Display Devices Co. Ltd. Class A	574,500	361
*	Innuovo Technology Co. Ltd. Class A	676,055	361
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	244,480	361
	Shenzhen Comix Group Co. Ltd. Class A (XSHE)	296,389	360
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	360
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	360
	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	360
	Zhongtong Bus Holding Co. Ltd. Class A	470,700	360
	Harbin Hatou Investment Co. Ltd. Class A	585,669	360
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	86,376	359
	Changzheng Engineering Co. Ltd. Class A (XSSC)	171,551	359
*	Shenzhen Infogem Technologies Co. Ltd. Class A	326,680	358
	ZYNP Corp. Class A	447,900	358
*	Shenzhen Liantronics Co. Ltd. Class A	525,023	358
	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	358
	AECC Aero-Engine Control Co. Ltd. Class A	196,500	358
	Zhejiang Golden Eagle Co. Ltd. Class A	492,600	358
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	357
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	357
	Dongjiang Environmental Co. Ltd.	340,071	357
	China Television Media Ltd. Class A (XSHG)	289,800	357
	Tongyu Heavy Industry Co. Ltd. Class A	1,451,300	356
*	Invengo Information Technology Co. Ltd. Class A	473,000	355

	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	355
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	355
	Sunstone Development Co. Ltd. Class A	202,300	354
	Guizhou Red Star Developing Co. Ltd. Class A	321,100	354
	CASIN Guoxing Property Development Co. Ltd.	849,801	354
	Chongqing Dima Industry Co. Ltd. Class A	868,700	354
	CMST Development Co. Ltd. Class A (XSHG)	467,300	353
	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	352
	Shenzhen Minkave Technology Co. Ltd. Class A	163,100	351
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A (XSHE)	660,600	351
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	350
	TDG Holdings Co. Ltd. Class A	384,600	350
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	101,400	349
	CTS International Logistics Corp. Ltd. Class A (XSHG)	450,986	349
*	Sansheng Intellectual Education Technology Co. Ltd. Class A	167,558	348
	Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	348
	YanTai Shuangta Food Co. Ltd. Class A	815,400	347
*	Jinhong Holding Group Co. Ltd. Class A	521,325	347
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	347
	Guangzhou Development Group Inc. Class A (XSHG)	427,000	347
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	346
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	534,301	346
	Advanced Technology & Materials Co. Ltd. Class A	501,000	346
	China Oilfield Services Ltd. Class A	270,177	345
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	345
	Shanghai Dragon Corp. Class A	364,000	345
*	Ningbo Fuda Co. Ltd. Class A	692,700	344
*	Shantui Construction Machinery Co. Ltd. Class A	722,635	344
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	420,486	344
*	Luyin Investment Group Co. Ltd. Class A	515,800	344
	Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	344
	Guangdong Macro Co. Ltd. Class A	864,971	343
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	343
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	342
*	LandOcean Energy Services Co. Ltd. Class A	599,400	342
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	341
	Pubang Landscape Architecture Co. Ltd. Class A	897,097	341
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	340
	Jiangsu Zhongli Group Co. Ltd. Class A (XSEC)	279,049	340
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	339
	Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	656,357	339
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	339
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	339
*	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	159,900	339
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	339
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	338
*	Zhongrun Resources Investment Corp. Class A	867,700	338
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	337
	Zhejiang Juli Culture Development Co. Ltd.	587,836	337
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	336
	South Huiton Co. Ltd. Class A	423,300	336
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	335
*	Haima Automobile Group Co. Ltd. Class A	1,131,800	335
	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	335
	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	335
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	206,400	334
	Hongbo Co. Ltd. Class A	358,650	334

	Changyuan Group Ltd. Class A (XSHG)	522,960	334
	Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	333
	Dalian Tianbao Green Foods Co. Ltd. Class A	951,580	333
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	710,400	333
	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	332
*	Lotus Health Group Co. Class A	1,349,937	332
*	Juli Sling Co. Ltd. Class A	686,926	330
*	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	330
	Shanghai Lansheng Corp. Class A (XSSC)	238,891	330
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	329
	Sino Wealth Electronic Ltd. Class A	109,024	328
	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	328
	Baotou Huazi Industry Co. Ltd. Class A	606,000	328
	CPT Technology Group Co. Ltd. Class A	1,305,529	328
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	375,002	328
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	328
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	327
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	430,333	327
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,061,671	326
*	GI Technologies Group Co. Ltd. Class A	358,560	326
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	325
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	324
	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	619,200	323
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	323
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	322
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	322
	Guangdong Homa Appliances Co. Ltd. Class A	668,551	322
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	322
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	422,660	321
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	320
	Guangdong Eastone Century Technology Co. Ltd. Class A	482,115	320
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	319
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	319
*	Yunnan Copper Co. Ltd. Class A (XSEC)	259,200	319
	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	319
	Jiangsu General Science Technology Co. Ltd. Class A	345,300	317
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	317
	Sanlux Co. Ltd. Class A	412,600	316
	Digital China Group Co. Ltd. Class A (XSEC)	202,500	316
*	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	373,500	316
	Shanghai Pret Composites Co. Ltd. Class A (XSEC)	208,303	316
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	316
	Southwest Securities Co. Ltd. Class A (XSHG)	547,606	315
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	315
*	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	347,125	315
	Guangzhou Wondfo Biotech Co. Ltd. Class A	81,635	315
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	315
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	315
	Dashang Co. Ltd. Class A (XSHG)	84,700	314
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	314
	Tempus Global Business Service Holding Ltd. Class A	281,100	314
	Shenzhen World Union Properties Consultancy Inc. Class A (XSEC)	437,605	314
	Guangdong Dowstone Technology Co. Ltd. Class A	177,300	314
*	Zhejiang Wanma Co. Ltd. Class A	383,972	314
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	313
	Changyuan Group Ltd. Class A (XSSC)	488,983	312
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	311

*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	205,566	311
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	311
*	North Industries Group Red Arrow Co. Ltd. Class A	329,543	311
	Shenzhen Aisidi Co. Ltd. Class A	422,520	310
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	309
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	307
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	307
	Hunan Investment Group Co. Ltd. Class A	490,600	307
	Toyou Feiji Electronics Co. Ltd. Class A	288,235	307
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	306
	Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	306
	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	121,940	306
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	306
*	Hunan Tianrun Digital Entertainment & Cultural Media Co. Ltd. Class A	696,900	306
	Zhongzhu Healthcare Holding Co. Ltd. Class A	1,060,760	306
	Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	305
	Jiawei Renewable Energy Co. Ltd. Class A	433,702	305
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	305
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	465,102	304
*	Gosun Holding Co. Ltd. Class A	727,848	304
*	HNA Infrastructure Investment Group Co. Ltd. Class A	465,531	304
	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	304
	Sinoma International Engineering Co. Class A (XSHG)	361,650	303
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	303
*	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	303
	Pacific Securities Co. Ltd. China Class A (XSHG)	821,535	303
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	74,225	302
*	Pengqi Technology Development Co. Ltd. Class A (XSSC)	502,032	302
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	301
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	301
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	300
	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	300
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	300
	Angel Yeast Co. Ltd. Class A (XSSC)	81,788	299
*	Yueyang Xingchang Petrochemical Class A	228,952	299
	Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	299
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	298
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	298
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	298
*	Zhejiang Guangsha Co. Ltd. Class A	706,650	297
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	738,790	296
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	296
	Guoguang Electric Co. Ltd. Class A	459,400	295
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	295
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	293
	Sanjiang Shopping Club Co. Ltd. Class A	185,300	293
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	597,218	291
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	290
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	290
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	289
	Changhong Meiling Co. Ltd. Class B	945,011	289
*	Zhejiang Sunriver Culture Co. Ltd. Class A	493,970	289
	Dashang Co. Ltd. Class A (XSSC)	77,700	288
	Sichuan Xun You Network Technology Co. Ltd. Class A	97,194	287
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	287
	CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	287
	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	286

*	Nationz Technologies Inc. Class A	266,700	285
*	Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	285
	China Hi-Tech Group Co. Class A (XSHG)	449,600	285
*	Tianjin Quanye Bazaar Group Co. Ltd. Class A	505,939	284
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	284
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	284
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	283
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	283
*	Cofco Biochemical Co. Ltd. Class A	292,300	283
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	283
	Vtron Group Co. Ltd. Class A	468,923	282
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	687,794	282
*	Elec-Tech International Co. Ltd. Class A	968,445	282
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	379,431	281
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	281
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	281
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	281
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	280
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	385,200	280
*	Qianjiang Water Resources Development Co. Ltd. Class A	186,351	279
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	279
	FSPG Hi-Tech Co. Ltd. Class A	556,700	278
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	278
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	278
*	Tibet Mineral Development Co. Class A	291,700	277
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	277
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	276
*	Zhonglu Co. Ltd. Class A (XSSC)	189,037	276
	Julong Co. Ltd. Class A	332,900	276
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	276
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	275
	Changchai Co. Ltd. Class B	954,342	275
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	115,300	275
	Rongan Property Co. Ltd. Class A	814,200	275
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	275
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	275
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	274
	Royal Group Co. Ltd. Class A	593,878	274
*	Henan Zhongfu Industry Co. Ltd. Class A	861,000	273
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	273
	Zhejiang Founder Motor Co. Ltd. Class A	378,586	273
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	272
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	272
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	271
*	United Electronics Co. Ltd. Class A	324,587	270
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	614,300	270
	Henan City Development Environment Co. Ltd.	258,900	269
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	170,321	269
	Dalian Port PDA Co. Ltd. Class A	958,410	269
	Citic Offshore Helicopter Co. Ltd. Class A	296,000	269
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	268
*	Whole Easy Internet Technology Co. Ltd. Class A	262,566	268
*	Shenwu Environmental Technology Co. Ltd. Class A	616,265	268
*	Beijing Shougang Co. Ltd. Class A (XSEC)	467,100	267
	Shenzhen Capstone Industrial Co. Ltd. Class A	142,240	267
	Hangjin Technology Co. Ltd. Class A	202,350	264
	Glarun Technology Co. Ltd. Class A (XSHG)	137,358	264

*	Mesnac Co. Ltd. Class A	438,189	264
*	Dynavolt Renewable Power Technology Co. Ltd. Class A	331,383	264
	Shanghai AJ Group Co. Ltd. Class A (XSSC)	211,126	262
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	262
	Konka Group Co. Ltd. Class A	535,900	262
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	262
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	261
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	260
	TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	260
	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	259
	Air China Ltd. Class A (XSSC)	209,538	259
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	259
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	259
*	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	258
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	257
	Chunghsin Technology Group Co. Ltd. Class A	225,463	256
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	256
*	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	256
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	255
*	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	254
*	Shenzhen Fountain Corp. Class A	599,700	253
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	253
	Antong Holdings Co. Ltd. Class A	286,860	253
*	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	252
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	252
*	Qinghai Salt Lake Industry Co. Ltd. Class A (XSEC)	283,500	251
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	251
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	250
	Xinjiang Tianye Co. Ltd. Class A	370,020	250
	Guomai Technologies Inc. Class A (XSEC)	238,886	249
*	Aerosun Corp. Class A (XSSC)	276,162	249
	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	345,345	249
*	Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	248
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	474,799	248
	People.cn Co. Ltd. Class A (XSHG)	180,600	248
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	248
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	248
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	247
*	Shangying Global Co. Ltd. Class A	337,100	247
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	381,428	247
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	246
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	245
	Rizhao Port Co. Ltd. Class A (XSHG)	580,400	243
	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	243
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	242
	Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	242
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	242
	Guangzhou Yuetai Group Co. Ltd.	772,500	240
	Betta Pharmaceuticals Co. Ltd. Class A	53,200	240
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	240
	Shenzhen ESUN Display Co. Ltd. Class A	90,126	240
*	Hubei Mailyard Share Co. Ltd. Class A	259,600	238
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	238
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	153,600	238
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	460,880	236
	Jiangmen Kanhoo Industry Co. Ltd. Class A	114,120	236
	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	236

	Sichuan Languang Development Co. Ltd. Class A (XSSC)	283,172	236
*	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	236
*	Andon Health Co. Ltd. Class A	324,156	236
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	235
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	234
	Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	234
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	234
	Guangbo Group Stock Co. Ltd. Class A	409,434	233
	Ciwen Media Co. Ltd.	206,209	231
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	231
	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	230
*	Jiangsu Dagang Co. Ltd. Class A	423,089	230
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	229
	Motic Xiamen Electric Group Co. Ltd. Class A	317,129	229
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	53,631	228
	Qtone Education Group Guandong Ltd. Class A	296,692	228
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	227
	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	227
	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	226
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	225
*	Shenwu Energy Saving Co. Ltd. Class A	361,405	225
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	225
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	53,512	223
*	Xiamen 35.com Technology Co. Ltd. Class A	289,600	223
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	223
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	222
	Tangel Publishing Co. Ltd. Class A	408,820	222
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	222
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	221
	Suzhou China Create Special Material Co. Ltd.	182,800	221
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	221
	Hexing Electrical Co. Ltd. Class A	120,021	221
	Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	220
	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	220
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	219
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	87,300	219
	Southern Publishing & Media Co. Ltd. Class A	180,249	218
*	Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	218
	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	367,792	218
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	217
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	217
*	Xinjiang Xinxin Mining Industry Co. Ltd.	2,380,911	217
	Huayi Electric Co. Ltd. Class A (XSHG)	364,092	216
	Central China Securities Co. Ltd. Class A (XSSC)	334,200	216
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	216
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	345,800	215
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	205,897	215
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	215
	Chengdu B-Ray Media Co. Ltd. Class A (XSSC)	439,200	214
*,§	Hua Han Health Industry Holdings Ltd.	13,993,028	214
	Chongqing Machinery & Electric Co. Ltd.	2,890,723	214
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	213
	Xinhuanet Co. Ltd. Class A	102,200	213
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	213
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	213
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	213
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	213

*	First Tractor Co. Ltd. Class A (XSHG)	352,300	211
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	210
	Guangxi Radio and Television Information Network Corp. Ltd. Class A	392,102	210
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	208
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	208
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	208
	Ningbo BaoSi Energy Equipment Co. Ltd. Class A	207,974	207
	Ningbo David Medical Device Co. Ltd. Class A	182,500	207
	Rastar Group Class A	431,500	207
*	Founder Technology Group Corp. Class A (XSHG)	533,300	206
	Simei Media Co. Ltd. Class A	245,136	205
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	205
	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	204
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	204
*	Chongqing Iron & Steel Co. Ltd.	1,229,474	203
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	202
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	202
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	202
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	200
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	200
2	CSC Financial Co. Ltd.	270,000	200
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	197
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSHE)	1,017,168	197
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	197
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	196
	Shanghai Shenda Co. Ltd. Class A (XSSC)	280,493	196
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	647,616	196
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	196
*	Steyr Motors Co. Ltd. Class A	519,800	196
	Changshu Tianyin Electromechanical Co. Ltd. Class A	188,393	195
	Nanjing Central Emporium Class A (XSHG)	358,100	195
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	195
	Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	195
	China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	194
*	Lander Sports Development Co. Ltd. Class A	448,950	194
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	145,095	194
	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	192
	China Television Media Ltd. Class A (XSSC)	155,437	192
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	428,500	189
	BBMG Corp. Class A (XSHG)	377,414	189
	YanAn Bicon Pharmaceutical Listed Co.	66,439	189
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	247,500	188
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	187
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	187
	Top Resource Conservation & Environment Corp. Class A	364,100	187
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	186
	Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	185
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	185
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	185
	Triangle Tyre Co. Ltd. Class A	113,100	185
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	185
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	184
	Lucky Film Co. Class A (XSSC)	219,191	183
	China Harzone Industry Corp. Ltd. Class A	183,330	182
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	87,750	182
	Beijing Interact Technology Co. Ltd. Class A	269,800	181
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	181

	Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	181
*	Rentian Technology Holdings Ltd.	61,560,124	181
	Keda Group Co. Ltd. Class A (XSSC)	315,140	179
	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	178
	Huawei Culture Co. Ltd. Class A (XSEC)	351,400	178
	Camel Group Co. Ltd. Class A (XSHG)	146,600	178
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	177
	Huawei Culture Co. Ltd. Class A (XSHE)	348,240	176
	Saurer Intelligent Technology Co. Ltd. Class A (XSSC)	162,900	176
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	176
	Kunshan Kersen Science & Technology Co. Ltd. Class A	177,968	176
	Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	175
	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	335,133	175
	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	174
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	174
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	173
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	173
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	82,109	172
*	Rongyu Group Co. Ltd. Class A	395,857	171
	Changchun Sinoenergy Corp. Class A (XSSC)	352,945	171
	AECC Aero Science and Technology Co. Ltd. Class A (XSSC)	103,600	170
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	170
	Fuan Pharmaceutical Group Co. Ltd. Class A	390,000	170
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	169
*	Shanghai Hongda Mining Co. Ltd. Class A (XSHG)	250,782	169
*	COSCO Shipping International Singapore Co. Ltd.	620,315	169
	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	169
	Zhongnan Red Culture Group Co. Ltd. Class A	730,660	168
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	168
*	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	167
*	China Minsheng DIT Group Ltd.	12,611,563	167
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	166
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	166
	Wasu Media Holding Co. Ltd. Class A (XSHE)	133,500	165
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	164
*	Silk Road Logistics Holdings Ltd.	18,621,353	164
	China Western Power Industrial Co. Ltd. Class A	399,680	161
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	161
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	159
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	158
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	158
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	158
*	Jinzi Ham Co. Ltd. Class A	258,518	158
	Shanghai Cooltech Power Co. Ltd. Class A	157,500	158
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	157
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	157
	Shanghai Lonyer Fuels Co. Ltd. Class A	153,300	156
	KAISA JiaYun Technology Inc. Class A	306,220	156
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	156
	Beijing Bohui Innovation Technology Co. Ltd. Class A	279,637	155
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	155
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	155
	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	155
*	Shanghai U9 Game Co. Ltd. Class A	318,000	155
	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	239,870	154
*	Hainan Mining Co. Ltd. Class A (XSHG)	239,100	153
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	153

	Shanghai Lansheng Corp. Class A (XSHG)	110,800	153
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	149,200	153
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	153
	Sotech Smarter Equipment Co. Ltd. Class A	243,501	152
*	Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	152
*	Jinlong Machinery & Electronics Co. Ltd. Class A	393,985	152
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	60,430	149
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	149
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	149
*	Sichuan Western Resources Holding Co. Ltd. Class A	315,200	149
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	147
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	147
*	Huachangda Intelligent Equipment Group Co. Ltd. Class A	178,356	147
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	109,750	146
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	146
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	144
	Guirenniao Co. Ltd. Class A (XSSC)	191,699	144
*	Meidu Energy Corp. Class A (XSHG)	496,400	143
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	143
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	143
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	141
	Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	141
	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	141
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	140
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	140
*	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	140
	Lecron Internet Media Industry Co. Ltd. Class A	178,500	140
	YongXing Special Stainless Steel Co. Ltd. Class A	75,068	139
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	139
*	Oriental Times Media Corp. Class A (XSEC)	342,456	138
*	Pengqi Technology Development Co. Ltd. Class A (XSHG)	228,600	137
	Wuxi Hodgen Technology Co. Ltd. Class A	228,121	137
	Bestway Marine & Energy Technology Co. Ltd. Class A	401,050	137
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	137
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	136
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	136
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	133
	Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	133
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	132
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	132
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	130
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	129
	Baofeng Group Co. Ltd. Class A	120,363	129
*	Fujian Cement Inc. Class A (XSSC)	119,800	128
	Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	125
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	125
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	63,720	125
*	HY Energy Group Co. Ltd. Class A (XSHG)	112,600	123
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	125,048	123
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	120
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	120
*,§	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	119
*	Huadian Energy Co. Ltd. Class A	382,900	119
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	118
	Chengdu Techcent Environment Co. Ltd. Class A	215,300	117
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	116

	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	116
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	115
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	153,200	115
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	114
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	113
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	113
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	113
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	113
*	Bode Energy Equipment Co. Ltd. Class A	147,258	111
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	111
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	111
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	91,630	111
	Hisense Home Appliances Group Co. Ltd.	108,000	111
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	110
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	107
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A (XSEC)	201,000	107
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	106
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	106
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	104
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	104
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	103
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	101
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	101
	Lucky Film Co. Class A (XSHG)	120,000	100
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	99
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	98
	AECC Aero Science and Technology Co. Ltd. Class A (XSHG)	59,100	97
§	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	97
	ChangjiangRunfa Medicine Co. Ltd. Class A	120,933	96
*	Oriental Times Media Corp. Class A (XSHE)	234,500	95
	Tianqi Lithium Corp. Class A (XSEC)	22,910	92
*,§	Zhonghong Holding Co. Ltd. Class A	2,799,945	92
*	Tongda Hong Tai Holdings Ltd.	538,555	91
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSHG)	123,400	91
	Hongfa Technology Co. Ltd. Class A (XSSC)	23,940	90
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	90
	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	90
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	90
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	90
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	117,520	89
	Kingswood Enterprise Co. Ltd. Class A (XSHG)	348,200	87
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	85
*	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	84
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	153,600	83
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	83
	Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	82
*	Aerosun Corp. Class A (XSHG)	90,800	82
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	82
*	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	81
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	37,400	81
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	80
*	Liuzhou Liangmianzhen Co. Ltd. Class A	149,993	79
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	78
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	251,850	77
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	77
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	76

	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	47,823	72
	Beijing Kingee Culture Development Co. Ltd. Class A (XSEC)	86,400	67
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	66
	Duzhe Publishing & Media Co. Ltd. Class A	93,800	66
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	64
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	64
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	64
*	EverChina International Holdings Co. Ltd.	2,008,420	63
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	61
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	61
	Maoye International Holdings Ltd.	825,290	59
	Silver Plaza Group Co. Ltd. Class A (XSSC)	78,132	57
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	57
	Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	56
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	54
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	53
*	China Dynamics Holdings Ltd.	4,071,248	52
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSSC)	68,861	51
	China International Marine Containers Group Co. Ltd. Class A	30,200	50
*	China Rare Earth Holdings Ltd.	1,144,389	43
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	53,000	40
	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	38
*,§	Real Nutriceutical Group Ltd.	1,315,000	34
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	33
*	MIE Holdings Corp.	3,882,884	30
*	Zhonglu Co. Ltd. Class A (XSHG)	19,300	28
*	Shanghai Hongda Mining Co. Ltd. Class A (XSSC)	27,800	19
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	6,000	17
	China Hi-Tech Group Co. Class A (XSSC)	16,500	10
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	8
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	7
*	Jiangsu Fasten Co. Ltd. Class A	900	1
*,^,§	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*	COSCO SHIPPING Holdings Co. Ltd. Class A	90	—
*,§	Zhongzhu Holding Ordinary Shares Class A	5,306,018	—
*,^,§	Midas Holdings Ltd.	202,000	—
			28,222,485
Colombia (0.4%)
	Bancolombia SA ADR	1,930,397	86,096
	Grupo de Inversiones Suramericana SA	3,838,628	42,627
	Ecopetrol SA	39,691,902	37,327
	Ecopetrol SA ADR	1,750,373	32,994
	Interconexion Electrica SA ESP	6,693,693	30,008
	Bancolombia SA	2,105,018	22,603
	Grupo de Inversiones Suramericana SA Preference Shares	1,727,178	18,401
	Bancolombia SA Preference Shares	1,634,187	18,084
	Grupo Aval Acciones y Valores Preference Shares	50,067,820	17,254
	Almacenes Exito SA	3,544,450	16,096
	Banco Davivienda SA Preference Shares	1,203,831	13,818
	Grupo Aval Acciones y Valores SA ADR	989,879	6,860
	Corp Financiera Colombiana SA	948,205	5,802
*	CEMEX Latam Holdings SA	2,714,977	3,812
	Avianca Holdings SA Preference Shares	4,547,759	2,519
			354,301
Czech Republic (0.2%)
	CEZ AS	2,646,078	66,796

	Komercni banka AS	1,304,147	52,583
2	Moneta Money Bank AS	8,856,612	30,124
	O2 Czech Republic AS	503,631	5,463
	Philip Morris CR AS	6,707	4,313
			159,279
Egypt (0.2%)
	Commercial International Bank Egypt SAE	16,982,250	79,689
	ElSewedy Electric Co.	12,343,490	12,344
*	Egyptian Financial Group-Hermes Holding Co.	11,899,063	11,505
	Eastern Tobacco	11,998,473	11,437
	Talaat Moustafa Group	17,399,151	11,206
*	Global Telecom Holding SAE	39,069,819	9,913
	Telecom Egypt Co.	5,842,749	4,617
	Orascom Construction plc	742,891	4,488
	Egypt Kuwait Holding Co. SAE	3,236,827	4,083
*	Ezz Steel Co. SAE	3,558,889	4,058
*	Palm Hills Developments SAE	30,327,341	3,995
*	Medinet Nasr Housing	9,755,248	3,689
*	Six of October Development & Investment	3,326,445	2,962
*	Pioneers Holding for Financial Investments SAE	6,728,617	2,480
	Abou Kir Fertilizers & Chemical Industries	1,876,873	2,474
	Heliopolis Housing	2,338,420	2,468
	Sidi Kerir Petrochemicals Co.	2,204,960	2,217
	Juhayna Food Industries	2,976,467	1,935
	Oriental Weavers	2,557,341	1,582
*	Orascom Investment Holding	40,632,279	1,338
	Alexandria Mineral Oils Co.	2,300,203	744
			179,224
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,936,714	49,304
	OPAP SA	3,517,827	34,417
	JUMBO SA	1,737,083	28,388
	Motor Oil Hellas Corinth Refineries SA	891,003	22,225
*	Alpha Bank AE	21,785,080	21,858
*	Eurobank Ergasias SA	27,591,795	17,264
	Mytilineos Holdings SA	1,781,426	16,833
	Titan Cement Co. SA	669,481	15,038
	National Bank of Greece SA	8,234,967	9,256
	Hellenic Petroleum SA	974,862	8,579
	Grivalia Properties REIC AE	820,710	7,963
*	GEK Terna Holding Real Estate Construction SA	1,177,776	5,834
	Aegean Airlines SA	577,107	5,027
	Hellenic Exchanges SA	1,107,708	4,637
*	Ellaktor SA	2,235,956	3,545
	Fourlis Holdings SA	632,941	3,157
	Holding Co. ADMIE IPTO SA	1,746,529	3,153
*	Piraeus Bank SA	4,508,336	2,960
*,§	FF Group	496,942	2,730
*	Public Power Corp. SA	1,691,203	2,531
	Terna Energy SA	245,011	1,674
	Sarantis SA	152,928	1,292
			267,665
Hungary (0.3%)
	OTP Bank Nyrt	3,566,501	147,131
	MOL Hungarian Oil & Gas plc	6,600,089	79,186
	Richter Gedeon Nyrt	2,182,281	46,605

	Magyar Telekom Telecommunications plc	5,803,293	9,807
*,^	Opus Global Nyrt	1,116,250	1,854
			284,583
India (10.6%)
	Reliance Industries Ltd.	48,543,007	840,870
	Housing Development Finance Corp. Ltd.	26,626,397	721,541
	Infosys Ltd.	59,287,344	624,774
	Tata Consultancy Services Ltd.	14,111,943	400,301
*	Axis Bank Ltd.	28,106,888	286,374
	Hindustan Unilever Ltd.	11,103,817	275,266
	ITC Ltd.	46,115,404	180,907
	Maruti Suzuki India Ltd.	1,901,745	178,093
	HCL Technologies Ltd.	8,517,479	120,645
	Sun Pharmaceutical Industries Ltd.	17,035,042	101,695
	Larsen & Toubro Ltd.	5,381,769	99,592
	Bajaj Finance Ltd.	2,739,618	99,505
	Oil & Natural Gas Corp. Ltd.	48,572,694	96,685
	Mahindra & Mahindra Ltd.	9,689,154	92,927
	Asian Paints Ltd.	4,625,518	92,078
	Bharti Airtel Ltd.	20,057,655	86,472
	UltraTech Cement Ltd.	1,563,831	77,519
	Tech Mahindra Ltd.	7,443,273	76,800
	Bharat Petroleum Corp. Ltd.	15,657,586	76,335
*	State Bank of India	18,128,460	75,129
	Vedanta Ltd.	26,258,238	73,290
	Yes Bank Ltd.	26,636,225	73,129
	JSW Steel Ltd.	18,856,909	73,087
	Coal India Ltd.	22,909,554	72,506
	Titan Co. Ltd.	4,953,514	69,436
	Indian Oil Corp. Ltd.	34,155,389	65,929
	UPL Ltd.	5,656,748	62,723
	NTPC Ltd.	31,810,055	62,548
	Nestle India Ltd.	376,584	60,975
	Godrej Consumer Products Ltd.	5,888,312	58,732
	Hero MotoCorp Ltd.	1,568,524	57,782
	Bharti Infratel Ltd.	13,947,220	57,497
	Eicher Motors Ltd.	210,314	56,373
	Wipro Ltd.	10,795,089	56,158
	Adani Ports & Special Economic Zone Ltd.	11,302,970	54,013
	Bajaj Finserv Ltd.	627,469	53,900
	Dabur India Ltd.	8,407,578	52,472
	Grasim Industries Ltd.	4,996,372	50,729
	Indiabulls Housing Finance Ltd.	5,109,422	47,984
	Bajaj Auto Ltd.	1,320,944	47,550
	Aurobindo Pharma Ltd.	4,216,083	46,782
*	State Bank of India GDR	1,121,831	46,700
	Zee Entertainment Enterprises Ltd.	8,529,695	45,728
*	Britannia Industries Ltd.	971,806	43,759
	Lupin Ltd.	3,521,727	43,416
	Hindalco Industries Ltd.	14,196,212	41,825
*	Tata Motors Ltd.	16,015,532	41,145
	GAIL India Ltd.	8,679,301	40,625
	Havells India Ltd.	3,981,056	40,054
	Piramal Enterprises Ltd.	1,337,114	38,354
	Ambuja Cements Ltd.	12,947,453	38,262
	Marico Ltd.	7,398,471	38,195
	Shriram Transport Finance Co. Ltd.	2,654,211	38,001

	Cipla Ltd.	5,144,430	37,485
	United Spirits Ltd.	4,815,418	36,649
	Wipro Ltd. ADR	6,098,748	34,702
	Power Grid Corp. of India Ltd.	12,824,879	34,077
*,2	Avenue Supermarts Ltd.	1,721,844	33,382
	Pidilite Industries Ltd.	2,055,086	32,419
	Bosch Ltd.	118,003	31,338
	Shree Cement Ltd.	141,309	31,233
	Hindustan Petroleum Corp. Ltd.	9,460,568	31,210
	Tata Steel Ltd.	4,551,057	30,646
	Motherson Sumi Systems Ltd.	15,100,575	29,935
	Mahindra & Mahindra Financial Services Ltd.	4,845,672	27,661
	Divi’s Laboratories Ltd.	1,255,963	26,648
	Mindtree Ltd.	2,103,885	26,514
	LIC Housing Finance Ltd.	4,155,051	26,322
	Federal Bank Ltd.	21,074,536	25,553
	Apollo Hospitals Enterprise Ltd.	1,359,381	25,380
	Page Industries Ltd.	76,613	25,234
	Dr Reddy’s Laboratories Ltd.	657,542	25,171
2	ICICI Lombard General Insurance Co. Ltd.	2,021,625	25,087
	Info Edge India Ltd.	1,001,303	24,666
	Dr Reddy’s Laboratories Ltd. ADR	636,603	24,312
*,2	HDFC Life Insurance Co. Ltd.	4,467,994	23,417
*	Bharat Financial Inclusion Ltd.	1,720,056	22,956
2	InterGlobe Aviation Ltd.	1,360,275	22,733
	United Breweries Ltd.	1,092,839	21,998
	Bharat Forge Ltd.	3,160,960	21,996
	Biocon Ltd.	2,399,120	21,947
	Ashok Leyland Ltd.	18,781,402	21,541
	Oracle Financial Services Software Ltd.	401,526	21,492
	IIFL Holdings Ltd.	3,528,004	21,387
	Container Corp. Of India Ltd.	2,305,034	21,307
	Jubilant Foodworks Ltd.	1,195,954	21,259
	Crompton Greaves Consumer Electricals Ltd.	7,048,083	21,239
	Glenmark Pharmaceuticals Ltd.	2,295,038	21,077
	Colgate-Palmolive India Ltd.	1,165,019	20,992
	Siemens Ltd.	1,437,036	20,860
	Rajesh Exports Ltd.	2,314,272	19,755
	Bajaj Holdings & Investment Ltd.	479,917	19,239
	IDFC First Bank Ltd.	29,876,603	19,066
*	Future Retail Ltd.	3,099,533	18,777
*,2	SBI Life Insurance Co. Ltd.	2,191,558	18,381
	REC Ltd.	10,409,361	18,313
	GlaxoSmithKline Consumer Healthcare Ltd.	176,120	18,210
	Cadila Healthcare Ltd.	4,009,369	18,028
	Torrent Pharmaceuticals Ltd.	702,571	18,006
2	ICICI Prudential Life Insurance Co. Ltd.	4,422,982	17,845
	Petronet LNG Ltd.	5,544,217	17,786
	Mphasis Ltd.	1,228,364	17,347
	Berger Paints India Ltd.	3,855,015	17,321
	NMDC Ltd.	12,513,382	17,105
	Alkem Laboratories Ltd.	630,944	16,693
	ABB India Ltd.	922,808	16,549
	DLF Ltd.	7,063,117	16,462
2	AU Small Finance Bank Ltd.	1,991,634	16,398
	Tata Power Co. Ltd.	16,069,188	16,162
	Hindustan Zinc Ltd.	4,295,718	15,776

	ACC Ltd.	767,530	15,394
	Power Finance Corp. Ltd.	10,478,126	15,303
	Indian Hotels Co. Ltd.	7,575,203	15,163
*	Vodafone Idea Ltd.	35,315,270	14,966
	MRF Ltd.	16,601	14,342
	Natco Pharma Ltd.	1,403,852	13,713
	TVS Motor Co. Ltd.	1,861,279	13,115
	L&T Finance Holdings Ltd.	7,039,677	13,073
*	Bank of Baroda	8,086,682	12,848
	Exide Industries Ltd.	4,015,288	12,844
	NHPC Ltd.	36,407,114	12,826
	Cummins India Ltd.	1,129,830	12,549
	Edelweiss Financial Services Ltd.	5,761,803	12,529
	Bharat Heavy Electricals Ltd.	13,717,183	12,519
*	Max Financial Services Ltd.	2,206,227	12,377
	AIA Engineering Ltd.	534,019	12,084
*	Adani Transmission Ltd.	3,959,349	11,927
	Jubilant Life Sciences Ltd.	1,194,093	11,848
	Voltas Ltd.	1,538,353	11,743
	Emami Ltd.	1,978,762	11,426
	Muthoot Finance Ltd.	1,581,579	11,141
*	Jindal Steel & Power Ltd.	5,822,851	11,123
	Sun TV Network Ltd.	1,488,152	11,122
	Kansai Nerolac Paints Ltd.	1,757,637	11,053
	Bharat Electronics Ltd.	9,260,768	10,937
*	Steel Authority of India Ltd.	16,417,242	10,900
	Apollo Tyres Ltd.	3,738,212	10,774
*,§	Odisha Cement Ltd.	693,796	10,633
	Indiabulls Ventures Ltd.	2,194,759	10,566
	City Union Bank Ltd.	3,861,127	10,385
	CESC Ltd.	1,059,287	10,355
*,2	Bandhan Bank Ltd.	1,814,531	10,347
	Castrol India Ltd.	4,592,883	10,266
2	Larsen & Toubro Infotech Ltd.	408,737	10,147
	Whirlpool of India Ltd.	470,784	9,998
	Cholamandalam Investment and Finance Co. Ltd.	600,153	9,926
	Gillette India Ltd.	105,094	9,631
	GlaxoSmithKline Pharmaceuticals Ltd.	484,498	9,614
	Tata Communications Ltd.	1,349,324	9,437
	Manappuram Finance Ltd.	7,193,195	9,357
	PI Industries Ltd.	775,538	9,314
*	Fortis Healthcare Ltd.	4,796,317	9,151
*	IDBI Bank Ltd.	11,695,824	9,140
	Oil India Ltd.	3,836,525	9,057
*	Adani Power Ltd.	13,920,114	8,967
	Balkrishna Industries Ltd.	770,689	8,804
	Godrej Industries Ltd.	1,237,664	8,771
	Tata Global Beverages Ltd.	2,997,623	8,609
	PVR Ltd.	378,904	8,571
	Adani Enterprises Ltd.	4,239,884	8,209
	Kajaria Ceramics Ltd.	1,079,919	8,183
	Reliance Infrastructure Ltd.	2,144,202	8,133
	HEG Ltd.	238,745	8,078
*	GMR Infrastructure Ltd.	37,083,405	7,954
*	Godrej Properties Ltd.	741,548	7,751
	GRUH Finance Ltd.	2,593,268	7,633
	Oberoi Realty Ltd.	1,212,920	7,600

	Hexaware Technologies Ltd.	1,548,474	7,486
*	Aditya Birla Fashion and Retail Ltd.	2,531,774	7,478
	Ramco Cements Ltd.	873,324	7,384
*	JSW Energy Ltd.	7,805,563	7,367
*	Canara Bank	2,081,464	7,360
	Bayer CropScience Ltd.	119,177	7,341
	Torrent Power Ltd.	2,106,547	7,339
	Arvind Ltd.	1,777,182	7,226
*,2	PNB Housing Finance Ltd.	559,136	7,116
	NCC Ltd.	6,321,916	7,091
*	Tata Motors Ltd. Class A	5,311,447	7,021
	Supreme Industries Ltd.	500,175	7,000
	Indraprastha Gas Ltd.	1,733,255	6,926
	Ipca Laboratories Ltd.	637,841	6,911
	KRBL Ltd.	1,454,413	6,836
*	Punjab National Bank	6,213,869	6,801
	Sanofi India Ltd.	74,313	6,764
	Coromandel International Ltd.	1,058,491	6,709
	Pfizer Ltd.	155,852	6,674
	Persistent Systems Ltd.	765,287	6,494
	Karur Vysya Bank Ltd.	5,174,059	6,419
	Amara Raja Batteries Ltd.	593,954	6,235
	National Aluminium Co. Ltd.	7,162,397	6,023
	Sundaram Finance Ltd.	299,743	5,925
	Welspun India Ltd.	6,956,896	5,912
	Phoenix Mills Ltd.	696,539	5,904
	Varun Beverages Ltd.	508,492	5,892
	Reliance Capital Ltd.	2,146,592	5,880
*	Bank of India	4,034,994	5,871
	Thermax Ltd.	376,950	5,813
	NBCC India Ltd.	6,929,835	5,735
	Graphite India Ltd.	696,380	5,556
	Dewan Housing Finance Corp. Ltd.	2,857,401	5,486
	Care Ratings Ltd.	364,113	5,083
	Escorts Ltd.	540,104	5,025
	Ajanta Pharma Ltd.	346,203	4,980
	Radico Khaitan Ltd.	854,190	4,936
	Vakrangee Ltd.	8,076,049	4,915
*	Just Dial Ltd.	727,462	4,897
2	Syngene International Ltd.	597,347	4,881
	Alembic Pharmaceuticals Ltd.	583,130	4,872
	SRF Ltd.	171,811	4,870
	Gujarat Fluorochemicals Ltd.	400,486	4,870
	WABCO India Ltd.	55,298	4,848
*	Adani Gas Ltd.	3,708,570	4,821
	Prestige Estates Projects Ltd.	1,708,489	4,821
	Sterlite Technologies Ltd.	1,380,335	4,801
	Gujarat State Petronet Ltd.	1,900,846	4,714
	Indian Bank	1,480,591	4,713
	Strides Pharma Science Ltd.	717,982	4,672
*	Mahindra CIE Automotive Ltd.	1,383,768	4,594
	Century Textiles & Industries Ltd.	399,852	4,470
*,2	Eris Lifesciences Ltd.	504,886	4,462
	Ceat Ltd.	289,180	4,428
*,2	HDFC Asset Management Co. Ltd.	227,076	4,365
	eClerx Services Ltd.	284,973	4,308
	Chambal Fertilizers and Chemicals Ltd.	1,697,887	4,220

	KPIT Technologies Ltd.	2,616,816	4,219
	Blue Dart Express Ltd.	91,616	4,119
*,2	Quess Corp. Ltd.	463,704	4,102
2	Dr Lal PathLabs Ltd.	266,448	4,045
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	3,990
	Motilal Oswal Financial Services Ltd.	443,821	3,979
*	Reliance Power Ltd.	10,547,220	3,931
	Gujarat Pipavav Port Ltd.	3,225,478	3,863
	Jain Irrigation Systems Ltd.	4,438,429	3,825
	Great Eastern Shipping Co. Ltd.	878,930	3,741
	IRB Infrastructure Developers Ltd.	1,807,962	3,685
	Sobha Ltd.	553,058	3,684
	TI Financial Holdings Ltd.	564,187	3,538
	GE T&D India Ltd.	854,541	3,536
	Engineers India Ltd.	2,164,778	3,436
	Kaveri Seed Co. Ltd.	402,801	3,418
	Symphony Ltd.	205,475	3,363
	Cox & Kings Ltd.	1,502,091	3,298
*	Balrampur Chini Mills Ltd.	2,244,300	3,234
	Bombay Burmah Trading Co.	187,014	3,177
*	CG Power and Industrial Solutions Ltd.	5,982,158	3,174
	Thomas Cook India Ltd.	1,006,528	3,159
	Karnataka Bank Ltd.	1,855,436	3,140
	Jindal Saw Ltd.	2,501,190	3,093
	Sadbhav Engineering Ltd.	1,078,381	2,985
*,§	KPIT Engineering Ltd.	2,589,762	2,973
*	Gujarat Gas Ltd.	1,655,039	2,967
	Infosys Ltd. ADR	268,815	2,903
	PTC India Ltd.	2,630,256	2,897
	Bajaj Consumer Care Ltd.	578,387	2,886
	Redington India Ltd.	2,766,129	2,864
*	Reliance Communications Ltd.	17,214,298	2,861
	Repco Home Finance Ltd.	504,928	2,858
*	Indiabulls Real Estate Ltd.	2,662,595	2,764
*	Union Bank of India	2,362,060	2,763
	JM Financial Ltd.	2,512,311	2,746
	Minda Industries Ltd.	681,913	2,692
*	Suzlon Energy Ltd.	39,267,277	2,603
2	Endurance Technologies Ltd.	158,863	2,574
	IDFC Ltd.	4,559,544	2,547
	Welspun Corp. Ltd.	1,689,777	2,484
*	Sun Pharma Advanced Research Co. Ltd.	1,104,509	2,447
*	Wockhardt Ltd.	391,162	2,433
	Avanti Feeds Ltd.	475,835	2,395
2	Dilip Buildcon Ltd.	523,868	2,372
	PC Jeweller Ltd.	2,219,491	2,307
	India Cements Ltd.	1,889,968	2,245
*	TV18 Broadcast Ltd.	4,769,144	2,194
*	IFCI Ltd.	10,892,947	2,090
	Multi Commodity Exchange of India Ltd.	206,525	2,049
*	Equitas Holdings Ltd.	1,189,264	2,014
	Rain Industries Ltd.	1,188,032	2,002
	Raymond Ltd.	186,308	1,979
*	Hindustan Construction Co. Ltd.	11,101,906	1,934
*	Housing Development & Infrastructure Ltd.	4,877,229	1,806
*	Jaiprakash Associates Ltd.	18,964,999	1,741
	Vijaya Bank	2,789,455	1,733

	South Indian Bank Ltd.	9,144,582	1,698
*	Oriental Bank of Commerce	1,250,565	1,691
*	RattanIndia Power Ltd.	33,153,204	1,687
*	Syndicate Bank	3,117,293	1,626
*	Spencer’s Retail Ltd.	617,484	1,512
	Srei Infrastructure Finance Ltd.	3,494,023	1,458
*	Indian Overseas Bank	7,504,203	1,453
	VA Tech Wabag Ltd.	344,406	1,448
*	Allahabad Bank	2,197,982	1,402
	Sundram Fasteners Ltd.	185,967	1,384
*	Jammu & Kashmir Bank Ltd.	2,201,271	1,272
*	CESC Ventures Ltd.	205,828	1,237
	Reliance Home Finance Ltd.	2,388,370	1,195
*	Central Bank of India	2,718,445	1,194
*	Corp Bank	3,209,758	1,188
*	DEN Networks Ltd.	1,135,308	1,144
	Gujarat Mineral Development Corp. Ltd.	906,524	1,088
*	UCO Bank	3,911,966	1,054
	Gateway Distriparks Ltd.	712,092	1,033
	Finolex Cables Ltd.	161,259	943
*	Jet Airways India Ltd.	277,508	930
	Mahanagar Gas Ltd.	69,410	899
2	Laurus Labs Ltd.	169,197	883
*	Shipping Corp. of India Ltd.	1,518,067	873
	GE Power India Ltd.	77,455	841
*	Bajaj Hindusthan Sugar Ltd.	7,367,896	836
	Sintex Industries Ltd.	6,043,284	832
*	Sintex Plastics Technology Ltd.	2,664,543	771
*	Unitech Ltd.	34,592,436	757
	Dish TV India Ltd.	2,007,301	670
*	Shree Renuka Sugars Ltd.	4,584,552	662
*	Andhra Bank	1,615,424	576
	Marksans Pharma Ltd.	1,306,140	471
*,§	Cox & Kings Financial Service Ltd.	500,697	458
*	Solara Active Pharma Sciences Ltd.	68,952	375
*	Adani Green Energy Ltd.	522,684	262
	McLeod Russel India Ltd.	126,557	173
*	TeamLease Services Ltd.	3,353	125
	Sundaram Finance Holdings Ltd.	49,241	63
*	Rolta India Ltd.	618,174	46
*	JITF Infralogistics Ltd.	93,891	22
*,§	Amtek Auto Ltd.	472,160	20
2	Reliance Industries Ltd. GDR	6	—
			8,830,087
Indonesia (2.5%)
	Bank Central Asia Tbk PT	150,659,080	304,770
	Bank Rakyat Indonesia Persero Tbk PT	825,311,318	228,768
	Telekomunikasi Indonesia Persero Tbk PT	724,012,112	202,057
	Astra International Tbk PT	316,277,701	191,870
	Bank Mandiri Persero Tbk PT	288,784,815	154,767
	Bank Negara Indonesia Persero Tbk PT	115,810,086	75,561
	Unilever Indonesia Tbk PT	17,670,491	63,226
	Charoen Pokphand Indonesia Tbk PT	114,120,353	60,490
	Gudang Garam Tbk PT	7,278,230	43,596
	United Tractors Tbk PT	23,570,927	43,472
	Semen Indonesia Persero Tbk PT	45,664,210	41,497
	Indofood Sukses Makmur Tbk PT	70,055,608	38,966

	Indah Kiat Pulp & Paper Corp. Tbk PT	41,397,968	38,763
	Hanjaya Mandala Sampoerna Tbk PT	137,724,474	37,787
	Kalbe Farma Tbk PT	295,565,884	33,875
	Bank Danamon Indonesia Tbk PT	50,490,431	32,926
	Perusahaan Gas Negara Persero Tbk	163,892,979	30,274
	Indofood CBP Sukses Makmur Tbk PT	37,806,447	29,222
	Indocement Tunggal Prakarsa Tbk PT	20,875,861	28,779
	Adaro Energy Tbk PT	203,175,279	20,304
	Bukit Asam Tbk PT	62,656,844	19,386
*	Pabrik Kertas Tjiwi Kimia Tbk PT	19,242,900	18,644
	Pakuwon Jati Tbk PT	383,800,167	17,879
	Matahari Department Store Tbk PT	34,720,767	17,454
	Ciputra Development Tbk PT	229,630,150	16,062
	Summarecon Agung Tbk PT	179,785,392	13,337
	Jasa Marga Persero Tbk PT	37,390,904	13,231
	Ace Hardware Indonesia Tbk PT	107,031,956	13,038
	Surya Citra Media Tbk PT	95,966,231	12,985
*	Bumi Serpong Damai Tbk PT	129,509,901	12,372
	Tower Bersama Infrastructure Tbk PT	33,895,537	11,952
	Bank Tabungan Negara Persero Tbk PT	57,042,438	11,238
	AKR Corporindo Tbk PT	26,247,825	9,889
	Indo Tambangraya Megah Tbk PT	5,954,880	9,739
	Waskita Karya Persero Tbk PT	65,248,898	9,265
	Aneka Tambang Tbk	132,120,710	9,176
*	XL Axiata Tbk PT	59,009,998	9,163
*	Kresna Graha Investama Tbk PT	201,778,848	8,961
	Barito Pacific Tbk PT	46,707,090	8,748
*	Medco Energi Internasional Tbk PT	116,516,743	8,456
*	Vale Indonesia Tbk PT	29,936,247	8,303
*	Trada Alam Minera Tbk PT	477,072,066	7,257
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	40,764,999	6,808
	PP Persero Tbk PT	39,760,895	6,683
	Astra Agro Lestari Tbk PT	6,424,013	6,441
	Mitra Adiperkasa Tbk PT	83,563,426	6,012
	Wijaya Karya Persero Tbk PT	43,739,570	5,954
	Lippo Karawaci Tbk PT	291,214,120	5,829
*	Sentul City Tbk PT	578,555,544	5,118
	Media Nusantara Citra Tbk PT	83,712,424	5,080
	Link Net Tbk PT	15,577,918	4,864
*	Panin Financial Tbk PT	216,877,331	4,732
*	Alam Sutera Realty Tbk PT	175,015,554	4,464
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,664,495	4,280
	Ramayana Lestari Sentosa Tbk PT	29,758,066	3,348
	Global Mediacom Tbk PT	123,974,703	3,270
	Timah Tbk PT	32,163,274	2,968
	Adhi Karya Persero Tbk PT	24,013,406	2,817
	Semen Baturaja Persero TBK PT	21,302,318	2,478
*	Eagle High Plantations Tbk PT	147,276,163	2,111
*	Krakatau Steel Persero Tbk PT	49,643,146	1,757
	Surya Semesta Internusa Tbk PT	38,981,698	1,362
	Salim Ivomas Pratama Tbk PT	32,852,398	1,200
*	Intiland Development Tbk PT	40,131,806	925
*	Agung Podomoro Land Tbk PT	66,344,385	903
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	32,541,705	880
*	Siloam International Hospitals Tbk PT	3,481,343	804
	Bekasi Fajar Industrial Estate Tbk PT	40,098,120	753
*	Kawasan Industri Jababeka Tbk PT	26,088,106	486

*	Lippo Cikarang Tbk PT	1,421,777	243
*	Matahari Putra Prima Tbk PT	12,719,782	166
	Sampoerna Agro PT	991,902	164
*,§	Sigmagold Inti Perkasa Tbk PT	14,934,100	53
			2,060,458
Kuwait (0.5%)
*	National Bank of Kuwait SAKP	45,496,451	130,309
*	Kuwait Finance House KSCP	46,054,636	92,452
*	Mobile Telecommunications Co. KSC	30,967,669	47,059
	Agility Public Warehousing Co. KSC	11,558,669	29,550
*	Boubyan Bank KSCP	10,218,232	19,526
*	Boubyan Petrochemicals Co. KSCP	5,764,785	17,841
*	Humansoft Holding Co. KSC	1,544,989	16,338
*	Warba Bank KSCP	11,189,858	8,117
*	National Industries Group Holding SAK	13,517,925	7,452
*	Integrated Holding Co. KCSC	2,284,326	5,651
*	Alimtiaz Investment Group KSC	12,394,112	5,359
*	Kuwait International Bank KSCP	5,515,538	5,276
*	Mezzan Holding Co. KSCC	1,549,457	2,312
			387,242
Malaysia (3.0%)
	Public Bank Bhd. (Local)	48,518,458	293,899
	Malayan Banking Bhd.	90,666,392	211,519
	Tenaga Nasional Bhd.	62,058,311	195,965
	CIMB Group Holdings Bhd.	104,716,738	144,150
	Petronas Chemicals Group Bhd.	45,171,332	93,355
	Sime Darby Plantation Bhd.	57,164,979	72,142
	Axiata Group Bhd.	69,464,319	68,343
	DiGi.Com Bhd.	58,609,933	66,971
	Maxis Bhd.	44,602,550	62,739
	Genting Bhd.	36,668,584	62,255
	IHH Healthcare Bhd.	44,505,275	61,128
	IOI Corp. Bhd.	51,836,890	58,998
	Petronas Gas Bhd.	12,468,353	55,114
	Dialog Group Bhd.	72,608,000	53,279
	Hong Leong Bank Bhd.	10,315,542	52,101
	PPB Group Bhd.	11,138,260	49,468
	Kuala Lumpur Kepong Bhd.	7,723,492	46,549
	MISC Bhd.	23,079,414	38,291
	Genting Malaysia Bhd.	45,314,437	36,516
	AMMB Holdings Bhd.	32,007,845	35,292
	Press Metal Aluminium Holdings Bhd.	30,189,720	31,913
	Top Glove Corp. Bhd.	26,791,700	31,605
	Hartalega Holdings Bhd.	23,756,600	31,435
	Petronas Dagangan Bhd.	4,840,207	31,265
	Sime Darby Bhd.	56,356,536	30,961
	Nestle Malaysia Bhd.	828,957	30,066
	Malaysia Airports Holdings Bhd.	14,314,800	28,185
	RHB Bank Bhd.	19,093,700	25,356
	Gamuda Bhd.	34,956,517	23,588
	IJM Corp. Bhd.	51,556,734	23,056
	British American Tobacco Malaysia Bhd.	2,323,534	21,825
	Alliance Bank Malaysia Bhd.	20,073,017	20,840
	YTL Corp. Bhd.	75,290,210	20,248
	Hong Leong Financial Group Bhd.	4,158,941	20,048
	AirAsia Group Bhd.	24,097,048	17,964

	Westports Holdings Bhd.	18,121,801	16,485
	Sime Darby Property Bhd.	58,179,942	16,379
	HAP Seng Consolidated Bhd.	6,512,100	15,709
	Bursa Malaysia Bhd.	8,712,500	15,557
	KLCCP Stapled Group Bhd.	7,469,446	14,217
	Genting Plantations Bhd.	5,535,800	13,813
	Telekom Malaysia Bhd.	18,172,478	12,939
	QL Resources Bhd.	7,733,720	12,780
	Inari Amertron Bhd.	33,514,800	12,350
	IOI Properties Group Bhd.	32,095,920	12,253
	YTL Power International Bhd.	51,350,333	11,294
	Sunway REIT	25,682,900	10,988
2	Astro Malaysia Holdings Bhd.	24,503,573	10,076
	Sunway Bhd.	25,438,738	10,075
	SP Setia Bhd Group	14,990,145	9,430
	Berjaya Sports Toto Bhd.	15,959,298	8,817
	TIME dotCom Bhd.	4,295,900	8,479
	My EG Services Bhd.	33,508,050	8,221
	Kossan Rubber Industries Bhd.	8,419,400	7,817
	Malaysia Building Society Bhd.	32,063,300	7,813
	Malakoff Corp. Bhd.	38,069,000	7,737
2	Lotte Chemical Titan Holding Bhd.	7,491,647	7,735
*	FGV Holdings Bhd.	31,592,857	7,735
	IGB REIT	16,550,270	7,195
	Fraser & Neave Holdings Bhd.	858,600	7,138
	Yinson Holdings Bhd.	7,010,400	7,032
	Serba Dinamik Holdings Bhd.	6,835,600	6,204
	Malaysian Resources Corp. Bhd.	36,233,800	6,035
	UEM Sunrise Bhd.	29,701,200	5,486
	DRB-Hicom Bhd.	13,226,100	5,253
	Cahya Mata Sarawak Bhd.	6,816,400	5,123
*	Sapura Energy Bhd.	74,458,862	4,839
	Supermax Corp. Bhd.	12,431,300	4,614
	Bermaz Auto Bhd.	6,737,700	3,607
	Padini Holdings Bhd.	3,661,937	3,319
	VS Industry Bhd.	16,556,450	3,286
	MMC Corp. Bhd.	15,609,395	3,212
	WCT Holdings Bhd.	15,971,862	3,162
*	Velesto Energy Bhd.	65,267,327	3,046
*	Bumi Armada Bhd.	61,993,928	3,034
	Pos Malaysia Bhd.	6,417,600	3,032
	Unisem M Bhd.	4,005,950	2,982
	Pavilion REIT	6,495,100	2,751
*	Berjaya Corp. Bhd.	40,686,589	2,736
*	Eco World Development Group Bhd.	9,892,000	2,227
*	Eastern & Oriental Bhd.	8,023,564	2,120
*	AirAsia X Bhd.	27,661,300	1,963
	Scientex Bhd.	690,370	1,485
	Muhibbah Engineering M Bhd.	1,452,600	1,011
*	Lafarge Malaysia Bhd.	2,039,381	934
	Sunway Construction Group Bhd.	2,138,100	816
	Datasonic Group Bhd.	3,976,600	439
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	20,487,189	350
*	Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	247
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	217
	Malaysia Marine and Heavy Engineering Holdings Bhd.	875,829	141
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	2,475,550	51

	Syarikat Takaful Malaysia Keluarga Bhd.	32,200	33
§	RHB Bank Bhd.	11,952,935	29
			2,510,277
Mexico (3.2%)
	America Movil SAB de CV	428,442,162	343,027
	Fomento Economico Mexicano SAB de CV	32,870,678	299,050
	Grupo Financiero Banorte SAB de CV	43,836,754	243,366
	Wal-Mart de Mexico SAB de CV	81,023,257	212,703
	Grupo Mexico SAB de CV Class B	55,975,977	134,040
*	Cemex SAB de CV	233,949,001	126,381
	Grupo Televisa SAB	38,141,541	95,363
	Grupo Bimbo SAB de CV Class A	38,433,993	75,995
	Fibra Uno Administracion SA de CV	48,611,302	66,706
	Alfa SAB de CV Class A	48,321,201	60,824
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,227,191	58,381
	Grupo Elektra SAB DE CV	1,019,857	55,289
	Grupo Financiero Inbursa SAB de CV	37,209,259	53,900
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,770,103	51,789
	Coca-Cola Femsa SAB de CV	8,277,575	51,729
	Mexichem SAB de CV	16,615,320	44,383
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	27,765,106	41,570
	Gruma SAB de CV Class B	3,370,966	41,069
	Promotora y Operadora de Infraestructura SAB de CV Ordinary Shares	3,431,939	35,019
	Arca Continental SAB de CV	5,953,176	34,625
	Infraestructura Energetica Nova SAB de CV	8,370,868	32,871
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,998,715	27,814
	Industrias Penoles SAB de CV	1,951,954	26,647
	Grupo Carso SAB de CV	6,337,343	24,843
	Alsea SAB de CV	8,768,417	24,266
	Megacable Holdings SAB de CV	5,374,043	24,164
	Kimberly-Clark de Mexico SAB de CV Class A	13,528,782	22,583
	El Puerto de Liverpool SAB de CV	3,258,674	21,339
*	Regional SAB de CV	3,796,824	20,070
2	Macquarie Mexico Real Estate Management SA de CV	14,587,731	16,013
	Bolsa Mexicana de Valores SAB de CV	7,931,709	15,853
*	Telesites SAB de CV	24,635,646	15,460
2	Banco del Bajio SA	7,260,161	15,141
	PLA Administradora Industrial S de RL de CV	9,782,674	13,956
	Gentera SAB de CV	18,530,117	13,518
	Industrias Bachoco SAB de CV Class B	3,133,753	12,014
	Corp Inmobiliaria Vesta SAB de CV	8,559,808	11,988
	Grupo Comercial Chedraui SA de CV	5,817,168	11,271
	Becle SAB de CV	8,473,318	10,825
	Grupo Lala SAB de CV	8,689,029	10,551
*	La Comer SAB de CV	9,769,704	10,044
	Prologis Property Mexico SA de CV	5,499,091	9,562
*	Genomma Lab Internacional SAB de CV Class B	12,138,651	8,417
2	Nemak SAB de CV	10,576,478	8,285
*	Alpek SAB de CV	5,760,636	7,857
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,324,363	7,710
*	Organizacion Soriana SAB de CV Class B	4,827,427	6,809
	Qualitas Controladora SAB de CV	2,752,556	6,728
*	Industrias CH SAB de CV Class B	1,541,505	6,513
*	Hoteles City Express SAB de CV	4,887,476	5,759
	Concentradora Fibra Danhos SA de CV	4,007,046	5,727
*	Grupo Aeromexico SAB de CV	4,271,582	5,433

	Grupo Herdez SAB de CV	2,378,151	5,192
	Grupo Cementos de Chihuahua SAB de CV	634,900	3,487
2	GMexico Transportes SAB de CV	2,366,071	3,306
*	Grupo GICSA SAB de CV	9,152,341	3,125
	Promotora y Operadora de Infraestructura SAB de CV	426,685	2,878
	Credito Real SAB de CV SOFOM ER	2,571,143	2,650
2	Concentradora Fibra Hotelera Mexicana SA de CV	5,039,016	2,601
	Unifin Financiera SAB de CV SOFOM ENR	1,163,739	2,594
	TV Azteca SAB de CV	20,473,151	2,302
*	ALEATICA SAB de CV	1,640,597	1,972
*	Axtel SAB de CV	5,715,462	891
*	Grupo Simec SAB de CV Class B	274,629	872
*,2	Elementia SAB de CV	1,220,516	785
	Consorcio ARA SAB de CV	2,369,402	621
*	Cemex SAB de CV ADR	31,900	174
*,§	Empresas ICA SAB de CV	104,678	8
			2,618,698
Pakistan (0.2%)
	Oil & Gas Development Co. Ltd.	12,515,200	13,625
	Engro Corp. Ltd.	5,585,842	13,564
	Habib Bank Ltd.	12,220,062	13,162
	Pakistan Petroleum Ltd.	9,203,187	12,616
	Lucky Cement Ltd.	3,079,934	10,454
	Hub Power Co. Ltd.	14,926,943	10,075
	Pakistan State Oil Co. Ltd.	5,643,580	10,058
	Pakistan Oilfields Ltd.	2,359,940	8,086
	Fauji Fertilizer Co. Ltd.	9,997,374	7,727
	MCB Bank Ltd.	4,837,164	7,280
	United Bank Ltd.	5,863,000	6,488
	Engro Fertilizers Ltd.	8,456,880	4,645
	Searle Co. Ltd.	2,272,092	4,321
*	SUI Northern Gas Pipeline	6,556,300	4,024
	Kot Addu Power Co. Ltd.	9,131,721	3,341
*	National Bank of Pakistan	8,789,900	2,994
*	SUI Southern Gas Co. Ltd.	14,985,400	2,755
	Nishat Mills Ltd.	2,665,900	2,751
	DG Khan Cement Co. Ltd.	4,379,670	2,713
	Bank Alfalah Ltd.	7,065,500	2,506
	Fauji Cement Co. Ltd.	5,841,901	893
	Fauji Fertilizer Bin Qasim Ltd.	2,622,500	782
	Millat Tractors Ltd.	99,930	640
	Pakistan Telecommunication Co. Ltd.	8,097,500	605
	Thal Ltd.	179,216	559
			146,664
Peru (0.4%)
	Credicorp Ltd. (XNYS)	697,020	169,223
	Credicorp Ltd. (XLIM)	357,268	86,802
	Cia de Minas Buenaventura SAA ADR	2,917,251	45,655
	Volcan Cia Minera SAA Class B	33,027,173	7,444
§	Cia de Minas Buenaventura SAA	461,011	7,287
			316,411
Philippines (1.4%)
	SM Investments Corp.	7,532,603	143,695
	SM Prime Holdings Inc.	142,192,298	104,257
	Ayala Land Inc.	109,043,567	93,168
	BDO Unibank Inc.	30,610,431	79,530

	Ayala Corp.	3,903,420	69,617
	Bank of the Philippine Islands	28,026,148	49,057
	PLDT Inc.	1,830,652	45,502
	Metropolitan Bank & Trust Co.	25,387,008	40,979
	Jollibee Foods Corp.	6,602,359	40,097
	Universal Robina Corp.	13,705,654	38,979
	International Container Terminal Services Inc.	17,764,611	36,948
	GT Capital Holdings Inc.	1,473,526	30,265
	Manila Electric Co.	4,238,073	29,813
	JG Summit Holdings Inc.	21,988,231	27,338
	Aboitiz Equity Ventures Inc.	21,608,781	26,747
	Security Bank Corp.	7,479,934	25,731
	Metro Pacific Investments Corp.	221,240,479	20,681
	Megaworld Corp.	191,589,464	19,024
	Aboitiz Power Corp.	25,641,729	18,937
	Globe Telecom Inc.	479,432	18,647
	Alliance Global Group Inc.	65,135,267	17,134
	DMCI Holdings Inc.	63,967,297	15,470
	LT Group Inc.	44,474,250	13,253
	Bloomberry Resorts Corp.	59,286,949	12,571
	Robinsons Land Corp.	29,356,507	12,423
*	Puregold Price Club Inc.	14,116,892	12,334
	Robinsons Retail Holdings Inc.	6,559,331	11,074
	Pilipinas Shell Petroleum Corp.	11,405,044	10,524
	Semirara Mining & Power Corp. Class A	19,191,468	8,735
	First Gen Corp.	19,476,592	7,640
	Manila Water Co. Inc.	12,906,928	6,820
	D&L Industries Inc.	28,358,890	6,174
	Petron Corp.	40,860,557	5,866
	Vista Land & Lifescapes Inc.	51,518,700	5,778
	Century Pacific Food Inc.	14,326,387	4,377
	Cebu Air Inc.	2,278,085	3,849
	Filinvest Land Inc.	112,132,351	3,209
	Nickel Asia Corp.	40,376,703	1,903
*,2	CEMEX Holdings Philippines Inc.	34,832,471	1,782
*	DoubleDragon Properties Corp.	2,665,874	1,046
	Emperador Inc.	6,219,469	895
			1,121,869
Poland (0.0%)
*,§	getBACK SA	245,053	247

Qatar (1.1%)
	Qatar National Bank QPSC	6,935,558	377,141
	Industries Qatar QSC	3,009,442	118,652
	Qatar Islamic Bank SAQ	1,705,471	74,114
	Masraf Al Rayan QSC	6,104,902	68,447
	Commercial Bank PQSC	3,215,896	37,558
	Qatar Electricity & Water Co. QSC	663,538	34,411
	Barwa Real Estate Co.	2,677,548	30,025
	Ooredoo QPSC	1,366,898	28,538
	Qatar Gas Transport Co. Ltd.	4,466,823	24,547
	Doha Bank QPSC	2,490,854	14,466
*	Qatar Aluminum Manufacturing Co.	4,272,284	14,208
	Qatar Navigation QSC	738,220	14,003
	United Development Co. QSC	3,021,893	13,956
*	Vodafone Qatar QSC	5,782,973	13,334
	Qatar International Islamic Bank QSC	668,727	12,639

*	Ezdan Holding Group QSC	2,707,001	11,657
	Medicare Group	238,866	4,320
*	Gulf International Services QSC	851,995	3,910
	Al Meera Consumer Goods Co. QSC	93,648	3,891
*	Salam International Investment Ltd. QSC	1,750,127	2,403
	Gulf Warehousing Co.	168,147	1,969
			904,189
Russia (3.8%)
	Sberbank of Russia PJSC	157,669,238	527,040
	Lukoil PJSC ADR	4,270,496	342,910
	LUKOIL PJSC	3,467,450	279,513
	Gazprom PJSC	84,348,043	210,157
	Tatneft PJSC ADR	2,633,881	193,587
	Gazprom PJSC ADR	39,008,886	190,723
	Novatek PJSC	8,727,617	153,119
	Novatek PJSC GDR	795,146	145,988
	Tatneft PJSC	8,475,842	104,469
	MMC Norilsk Nickel PJSC ADR	4,392,619	91,491
	Surgutneftegas OAO Preference Shares	117,199,623	72,583
	Rosneft Oil Co. PJSC GDR	11,447,789	71,585
	Magnit PJSC GDR	4,234,065	67,506
	AK Transneft OAO Preference Shares	24,335	65,063
	Mobile TeleSystems PJSC ADR	7,239,192	62,257
	MMC Norilsk Nickel PJSC	296,072	61,976
	Alrosa PJSC	39,040,400	58,957
	Rosneft Oil Co. PJSC	7,118,635	44,772
	Severstal PJSC	2,684,231	41,066
	VTB Bank PJSC	60,709,531,072	35,116
	Surgutneftegas PJSC ADR	8,334,287	34,499
	Novolipetsk Steel PJSC GDR	1,455,057	34,110
	Moscow Exchange MICEX-RTS PJSC	23,469,968	33,387
	Inter RAO UES PJSC	512,972,670	30,039
	Polyus PJSC GDR	577,186	24,107
	PhosAgro PJSC GDR	1,744,929	23,791
	Magnitogorsk Iron & Steel Works PJSC	27,424,184	18,179
	Rostelecom PJSC	13,901,458	15,376
	RusHydro PJSC	1,792,266,418	14,075
	VTB Bank PJSC GDR	10,565,523	13,363
	Surgutneftegas PJSC	29,266,849	12,249
	Federal Grid Co. Unified Energy System PJSC	4,602,744,717	11,742
	Unipro PJSC	230,721,198	9,708
	Aeroflot PJSC	5,828,510	9,620
	Bashneft PJSC	293,156	8,701
	ROSSETI PJSC	536,105,584	8,059
	Safmar Financial Investment	889,743	7,578
	Tatneft PAO Preference Shares	802,370	6,992
	Severstal PJSC GDR	423,694	6,470
*	Raspadskaya OJSC	3,102,693	6,461
	Sistema PJSFC GDR	2,033,508	5,676
*	M.Video PJSC	743,170	4,558
*	Uralkali PJSC	3,327,285	4,464
	Magnit PJSC	58,030	3,697
*	RussNeft PJSC	401,089	3,640
*	Mechel PJSC	2,848,636	3,570
	TMK PJSC GDR	1,051,705	3,414
	Mosenergo PJSC	90,179,234	3,026
2	Detsky Mir PJSC	2,137,150	2,974

	Rostelecom PJSC ADR	363,929	2,391
	Mobile TeleSystems PJSC	440,959	1,766
	TGC-1 PJSC	8,801,055,345	1,235
	Mechel PJSC Preference Shares	651,280	1,063
	Novolipetsk Steel PJSC	409,537	954
	TMK PJSC	1,111,110	913
	OGK-2 PJSC	157,137,880	817
	Sistema PJSFC	5,036,000	742
*	Mechel PJSC ADR	160,397	383
	Bashneft PAO Preference Shares	1,006	28
			3,193,695
South Africa (7.1%)
	Naspers Ltd.	6,650,059	1,538,317
	Standard Bank Group Ltd.	20,035,617	296,020
	FirstRand Ltd.	49,909,122	262,261
	Sasol Ltd.	8,491,023	256,889
	MTN Group Ltd.	28,114,943	183,952
	Sanlam Ltd.	27,545,138	175,091
	Absa Group Ltd.	11,039,338	154,919
	Old Mutual Ltd.	76,153,057	134,438
	Remgro Ltd.	8,164,819	130,253
	Nedbank Group Ltd.	5,882,981	127,324
	Bid Corp. Ltd.	5,254,204	112,757
	Growthpoint Properties Ltd.	46,068,356	90,224
	AngloGold Ashanti Ltd.	6,353,018	89,599
	Shoprite Holdings Ltd.	7,057,272	87,325
	Vodacom Group Ltd.	9,577,018	87,145
	Bidvest Group Ltd.	5,321,340	81,614
	Capitec Bank Holdings Ltd.	850,605	75,031
	RMB Holdings Ltd.	10,671,020	67,573
	Redefine Properties Ltd.	84,317,790	67,189
	Mr Price Group Ltd.	3,911,863	65,848
	Discovery Ltd.	5,406,498	64,994
	Aspen Pharmacare Holdings Ltd.	5,844,637	64,246
^	Clicks Group Ltd.	3,912,696	58,181
	Woolworths Holdings Ltd.	15,272,949	58,043
	Tiger Brands Ltd.	2,548,905	53,447
	Sappi Ltd.	8,908,964	52,631
	Gold Fields Ltd.	12,879,902	52,267
	NEPI Rockcastle plc	5,412,882	51,179
	SPAR Group Ltd.	3,213,639	48,492
	Anglo American Platinum Ltd.	974,978	47,062
	Exxaro Resources Ltd.	4,027,569	46,944
	Mondi Ltd.	1,874,928	46,623
	Foschini Group Ltd.	3,634,006	46,554
	Life Healthcare Group Holdings Ltd.	22,447,896	46,017
	PSG Group Ltd.	2,347,657	44,520
	Netcare Ltd.	23,193,557	43,657
	Truworths International Ltd.	6,977,774	42,469
	AVI Ltd.	5,436,893	38,217
	Rand Merchant Investment Holdings Ltd.	11,542,743	32,225
	Investec Ltd.	4,769,606	31,438
	Barloworld Ltd.	3,406,011	31,217
	Pick n Pay Stores Ltd.	5,858,737	30,711
*	Impala Platinum Holdings Ltd.	10,446,686	30,683
	Hyprop Investments Ltd.	4,072,217	27,642
*,^	Sibanye Gold Ltd.	28,429,897	24,710

	Telkom SA SOC Ltd.	4,845,286	24,516
*	MMI Holdings Ltd.	16,980,132	21,514
	Kumba Iron Ore Ltd.	829,299	21,346
*	Northam Platinum Ltd.	5,766,048	20,994
	KAP Industrial Holdings Ltd.	31,582,933	20,453
	Resilient REIT Ltd.	4,109,287	19,935
	Fortress REIT Ltd. Class B	16,742,443	19,647
	African Rainbow Minerals Ltd.	1,709,081	19,185
	JSE Ltd.	1,543,163	19,114
*	Motus Holdings Ltd.	2,600,378	17,500
^,2	Pepkor Holdings Ltd.	11,026,136	16,595
	Liberty Holdings Ltd.	2,040,668	16,488
	Santam Ltd.	700,068	16,081
	Reunert Ltd.	2,884,546	15,315
*	Super Group Ltd.	5,913,586	15,269
	Vukile Property Fund Ltd.	9,519,915	15,104
	Attacq Ltd.	11,839,691	14,327
	Assore Ltd.	551,674	14,317
*	Harmony Gold Mining Co. Ltd.	6,909,381	13,874
	Fortress REIT Ltd. Class A	9,535,118	13,823
^	Pioneer Foods Group Ltd.	2,296,378	13,683
	Imperial Logistics Ltd.	2,620,268	13,439
	Tsogo Sun Holdings Ltd.	8,859,349	13,225
	AECI Ltd.	1,960,348	13,138
	Coronation Fund Managers Ltd.	4,129,266	12,873
	Massmart Holdings Ltd.	1,689,442	11,773
2	Dis-Chem Pharmacies Ltd.	5,906,706	11,428
*	Nampak Ltd.	10,645,331	11,219
*	Brait SE	5,110,603	10,826
*	Sun International Ltd.	2,396,518	10,600
*	PPC Ltd.	24,346,585	10,194
	Wilson Bayly Holmes-Ovcon Ltd.	932,071	9,806
	SA Corporate Real Estate Ltd.	33,879,543	9,697
*	Famous Brands Ltd.	1,321,241	8,970
	Astral Foods Ltd.	655,139	8,017
	Advtech Ltd.	6,416,029	7,213
	MAS Real Estate Inc.	4,270,867	7,145
	Emira Property Fund Ltd.	5,921,902	7,077
	Tongaat Hulett Ltd.	1,843,362	7,004
*	DataTec Ltd.	3,164,007	6,952
	Omnia Holdings Ltd.	1,082,162	6,906
	Cashbuild Ltd.	289,654	6,051
	Adcock Ingram Holdings Ltd.	1,173,352	5,606
	Murray & Roberts Holdings Ltd.	5,093,966	5,493
	Alexander Forbes Group Holdings Ltd.	12,997,502	4,552
*	Grindrod Ltd.	7,798,507	4,503
	Arrowhead Properties Ltd.	13,001,875	4,467
*,^	Steinhoff International Holdings NV (XJSE)	35,037,997	4,390
*	EOH Holdings Ltd.	2,175,290	4,347
	Mpact Ltd.	2,682,033	4,334
*,^	Curro Holdings Ltd.	1,986,933	4,305
	Zeder Investments Ltd.	12,005,068	4,075
	Equites Property Fund Ltd.	2,587,688	3,996
	Metair Investments Ltd.	2,697,746	3,818
	Hosken Consolidated Investments Ltd.	433,293	3,794
	Peregrine Holdings Ltd.	2,543,757	3,509
	City Lodge Hotels Ltd.	364,511	3,347

^	Lewis Group Ltd.	1,128,712	2,797
*	Blue Label Telecoms Ltd.	7,633,609	2,568
	Oceana Group Ltd.	440,723	2,554
	Alviva Holdings Ltd.	1,805,124	2,376
	Raubex Group Ltd.	1,669,177	2,347
	Hudaco Industries Ltd.	205,864	2,254
*	Long4Life Ltd.	5,769,346	1,956
	Delta Property Fund Ltd.	5,892,183	1,902
	Clover Industries Ltd.	1,246,410	1,860
	EPP NV	1,160,417	1,626
*	Stadio Holdings Ltd.	5,056,163	1,527
*	Ascendis Health Ltd.	3,622,306	1,493
	Merafe Resources Ltd.	13,830,598	1,460
^	DRDGOLD Ltd.	5,711,126	1,311
*	Grindrod Shipping Holdings Ltd.	195,250	1,298
	Rebosis Property Fund Ltd.	4,703,102	985
	Allied Electronics Corp. Ltd.	704,327	933
*	ArcelorMittal South Africa Ltd.	618,823	151
*	Steinhoff International Holdings NV (XETR)	1,075,902	139
*	Royal Bafokeng Platinum Ltd.	13,565	30
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	10
			5,866,684
Switzerland (0.0%)
^	Fanhua Inc. ADR	607,068	15,668

Taiwan (13.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	229,673,845	1,703,714
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,599,911	1,113,549
	Hon Hai Precision Industry Co. Ltd.	185,804,892	430,682
	Formosa Plastics Corp.	76,092,325	254,644
	Nan Ya Plastics Corp.	87,670,401	219,060
	Largan Precision Co. Ltd.	1,571,956	199,872
	CTBC Financial Holding Co. Ltd.	285,899,522	194,681
	Formosa Chemicals & Fibre Corp.	53,383,123	185,781
	MediaTek Inc.	22,742,504	184,281
	Uni-President Enterprises Corp.	74,963,984	177,642
	Cathay Financial Holding Co. Ltd.	122,831,502	176,641
	Delta Electronics Inc.	33,678,676	168,285
	Fubon Financial Holding Co. Ltd.	113,952,424	167,081
	China Steel Corp.	191,174,868	159,403
	Mega Financial Holding Co. Ltd.	171,430,343	149,655
	E.Sun Financial Holding Co. Ltd.	164,793,985	115,505
	Chunghwa Telecom Co. Ltd.	30,521,913	107,070
	ASE Technology Holding Co. Ltd.	51,236,943	103,044
	First Financial Holding Co. Ltd.	153,529,108	102,379
	Yuanta Financial Holding Co. Ltd.	177,992,029	99,588
	Chunghwa Telecom Co. Ltd. ADR	2,728,113	95,757
	President Chain Store Corp.	8,825,481	93,739
	Taiwan Mobile Co. Ltd.	25,001,525	89,343
	Taiwan Cooperative Financial Holding Co. Ltd.	145,558,532	88,283
	Catcher Technology Co. Ltd.	11,398,812	87,749
	Taiwan Cement Corp.	69,485,264	86,120
	Asustek Computer Inc.	11,003,589	85,776
	Hua Nan Financial Holdings Co. Ltd.	138,429,843	83,627
	Quanta Computer Inc.	41,476,494	76,431
	Formosa Petrochemical Corp.	21,166,509	75,161
	China Development Financial Holding Corp.	222,810,413	73,188

	Taishin Financial Holding Co. Ltd.	160,263,200	71,481
	Chailease Holding Co. Ltd.	18,977,860	70,881
	Yageo Corp.	6,059,933	66,262
	Far Eastern New Century Corp.	62,003,861	60,859
	Far EasTone Telecommunications Co. Ltd.	25,317,533	59,421
	SinoPac Financial Holdings Co. Ltd.	171,354,178	58,468
	Chang Hwa Commercial Bank Ltd.	99,616,943	58,387
	Pegatron Corp.	31,227,093	53,342
	Pou Chen Corp.	42,184,721	51,161
	Lite-On Technology Corp.	33,207,864	49,587
	Novatek Microelectronics Corp.	8,918,412	46,853
	Advantech Co. Ltd.	5,996,584	45,219
	Innolux Corp.	129,253,952	44,574
	Walsin Technology Corp.	7,679,501	44,434
	Asia Cement Corp.	36,593,130	43,998
	Shin Kong Financial Holding Co. Ltd.	143,795,573	41,305
	Cheng Shin Rubber Industry Co. Ltd.	28,977,751	41,059
	Realtek Semiconductor Corp.	7,379,439	40,440
	China Life Insurance Co. Ltd.	43,186,426	39,347
	Compal Electronics Inc.	65,406,410	39,223
	Inventec Corp.	46,742,576	36,495
	AU Optronics Corp.	92,924,669	36,426
	United Microelectronics Corp.	92,750,970	35,423
	Eclat Textile Co. Ltd.	3,057,269	35,137
	United Microelectronics Corp. ADR	18,480,669	34,928
	Foxconn Technology Co. Ltd.	17,763,583	34,666
	Feng TAY Enterprise Co. Ltd.	5,315,273	33,875
	Globalwafers Co. Ltd.	3,263,000	32,267
	Win Semiconductors Corp.	6,295,139	32,107
	Vanguard International Semiconductor Corp.	14,166,980	31,442
	Wistron Corp.	43,770,405	30,676
	WPG Holdings Ltd.	23,738,040	30,433
*	Tatung Co. Ltd.	33,757,920	30,137
	Hiwin Technologies Corp.	3,692,961	29,922
	Acer Inc.	45,756,897	29,833
	Accton Technology Corp.	8,236,000	29,641
	Walsin Lihwa Corp.	47,963,965	27,823
	Synnex Technology International Corp.	22,210,300	27,754
	Taiwan High Speed Rail Corp.	26,910,482	27,552
	Taiwan Business Bank	74,595,940	27,088
	Airtac International Group	2,294,181	27,058
	Micro-Star International Co. Ltd.	10,658,000	26,314
	Nanya Technology Corp.	12,192,246	24,761
	Powertech Technology Inc.	10,546,000	24,758
	Chroma ATE Inc.	6,058,000	24,363
	TA Chen Stainless Pipe Ltd.	16,518,850	24,048
	Giant Manufacturing Co. Ltd.	4,790,509	24,035
	Highwealth Construction Corp.	14,799,000	23,327
	Chicony Electronics Co. Ltd.	10,287,692	22,702
	Winbond Electronics Corp.	44,365,524	22,005
	Tripod Technology Corp.	7,888,000	21,222
	Ruentex Development Co. Ltd.	13,252,971	20,289
	Formosa Taffeta Co. Ltd.	17,450,424	20,139
	Merida Industry Co. Ltd.	4,024,256	20,004
	Chipbond Technology Corp.	9,000,000	19,999
	TCI Co. Ltd.	1,349,088	19,824
	Eva Airways Corp.	40,262,912	19,685

	Radiant Opto-Electronics Corp.	6,805,291	19,526
	Simplo Technology Co. Ltd.	2,617,400	19,218
	Sino-American Silicon Products Inc.	8,628,292	18,983
	Phison Electronics Corp.	2,278,000	18,900
	Nien Made Enterprise Co. Ltd.	2,164,000	18,649
	Zhen Ding Technology Holding Ltd.	7,079,000	18,604
	Ruentex Industries Ltd.	6,807,872	18,378
	Macronix International Co. Ltd.	27,500,343	18,203
	Hotai Motor Co. Ltd.	1,863,764	18,046
	Parade Technologies Ltd.	1,027,000	17,046
	Makalot Industrial Co. Ltd.	2,705,987	16,976
	Taiwan Fertilizer Co. Ltd.	11,788,086	16,754
	Teco Electric and Machinery Co. Ltd.	27,151,000	16,568
*	TaiMed Biologics Inc.	2,927,000	16,506
^	AU Optronics Corp. ADR	4,300,379	16,470
	CTCI Corp.	10,531,000	16,178
	China Airlines Ltd.	45,717,050	15,858
	International CSRC Investment Holdings Co.	10,878,611	15,536
	E Ink Holdings Inc.	14,291,000	15,310
	Feng Hsin Steel Co. Ltd.	8,012,310	15,265
	Qisda Corp.	23,197,000	14,977
	Evergreen Marine Corp. Taiwan Ltd.	37,677,488	14,844
	Unimicron Technology Corp.	19,826,849	14,834
	Eternal Materials Co. Ltd.	17,941,630	14,659
*	China Petrochemical Development Corp.	41,094,000	14,471
	Merry Electronics Co. Ltd.	2,756,231	14,460
	Far Eastern International Bank	41,949,910	14,444
	Taiwan Secom Co. Ltd.	5,094,876	14,385
	Silergy Corp.	923,620	13,975
	St. Shine Optical Co. Ltd.	737,000	13,827
	King’s Town Bank Co. Ltd.	14,295,000	13,723
	Capital Securities Corp.	45,566,593	13,679
	Lien Hwa Industrial Corp.	13,512,709	13,371
	Hota Industrial Manufacturing Co. Ltd.	3,324,562	13,275
*	HTC Corp.	10,898,221	13,271
	Epistar Corp.	15,107,180	13,109
	King Yuan Electronics Co. Ltd.	16,894,000	13,086
	Elan Microelectronics Corp.	4,633,500	13,071
*	PharmaEssentia Corp.	2,226,526	12,806
	Compeq Manufacturing Co. Ltd.	17,782,000	12,248
	Elite Material Co. Ltd.	4,575,246	12,192
	Great Wall Enterprise Co. Ltd.	10,366,790	11,822
	FLEXium Interconnect Inc.	4,704,260	11,736
	Taiwan Glass Industry Corp.	26,757,290	11,510
	Standard Foods Corp.	7,010,403	11,477
	King Slide Works Co. Ltd.	1,021,000	11,447
	Transcend Information Inc.	5,208,429	11,347
	Grand Pacific Petrochemical Corp.	13,712,394	11,275
*	OBI Pharma Inc.	1,907,000	11,271
	Grape King Bio Ltd.	1,614,039	10,981
	Taiwan Union Technology Corp.	3,465,772	10,965
	eMemory Technology Inc.	1,128,000	10,926
	Mitac Holdings Corp.	11,999,338	10,919
	General Interface Solution Holding Ltd.	3,077,070	10,813
	Poya International Co. Ltd.	1,064,703	10,812
	ASPEED Technology Inc.	520,000	10,767
	Huaku Development Co. Ltd.	4,568,000	10,755

	Oriental Union Chemical Corp.	12,277,372	10,640
	TSRC Corp.	11,582,000	10,636
	ITEQ Corp.	5,244,416	10,613
	Cub Elecparts Inc.	1,159,552	10,598
	Voltronic Power Technology Corp.	613,355	10,593
	Wistron NeWeb Corp.	4,266,687	10,582
	Bizlink Holding Inc.	1,757,678	10,501
	Sinbon Electronics Co. Ltd.	3,704,315	10,370
	Gigabyte Technology Co. Ltd.	7,727,000	10,318
	Tong Yang Industry Co. Ltd.	7,945,000	10,179
	Chong Hong Construction Co. Ltd.	3,624,000	10,045
	Taichung Commercial Bank Co. Ltd.	29,203,706	10,041
	Coretronic Corp.	6,607,400	9,906
	China Steel Chemical Corp.	2,212,000	9,852
	Center Laboratories Inc.	3,657,371	9,802
	ASMedia Technology Inc.	481,027	9,719
	TTY Biopharm Co. Ltd.	3,677,000	9,656
	WT Microelectronics Co. Ltd.	7,135,751	9,563
	Cathay Real Estate Development Co. Ltd.	13,985,700	9,508
	Cheng Loong Corp.	14,782,000	9,478
	LandMark Optoelectronics Corp.	1,083,900	9,440
	Clevo Co.	9,710,000	9,350
	YFY Inc.	24,694,883	9,349
	Yungtay Engineering Co. Ltd.	4,705,000	9,202
	Global Unichip Corp.	1,356,940	9,166
	Nan Kang Rubber Tire Co. Ltd.	10,398,000	8,974
	Genius Electronic Optical Co. Ltd.	1,163,775	8,939
	Getac Technology Corp.	5,873,000	8,834
	Primax Electronics Ltd.	5,266,000	8,830
	Asia Optical Co. Inc.	3,584,000	8,798
	Gourmet Master Co. Ltd.	1,229,469	8,641
	Wafer Works Corp.	7,554,651	8,628
	China Motor Corp.	10,964,000	8,573
	HannStar Display Corp.	37,320,113	8,418
	United Integrated Services Co. Ltd.	2,704,800	8,362
	Taiwan Paiho Ltd.	3,630,000	8,300
	TPK Holding Co. Ltd.	4,874,018	8,231
	Taiwan Hon Chuan Enterprise Co. Ltd.	5,005,000	8,167
	Kenda Rubber Industrial Co. Ltd.	8,347,571	8,165
	Sunny Friend Environmental Technology Co. Ltd.	1,002,000	8,156
	Hung Sheng Construction Ltd.	8,798,800	8,130
	President Securities Corp.	18,683,293	8,089
	Yulon Motor Co. Ltd.	13,342,584	8,032
	Lotes Co. Ltd.	1,125,748	7,988
	Chilisin Electronics Corp.	2,883,592	7,964
	Holy Stone Enterprise Co. Ltd.	2,079,013	7,851
	Tong Hsing Electronic Industries Ltd.	2,132,000	7,836
	Sercomm Corp.	3,664,000	7,757
*	Asia Pacific Telecom Co. Ltd.	33,261,000	7,708
	U-Ming Marine Transport Corp.	7,707,868	7,703
	Yieh Phui Enterprise Co. Ltd.	22,943,204	7,534
	Waterland Financial Holdings Co. Ltd.	23,231,638	7,529
	Ardentec Corp.	7,517,882	7,420
	Chin-Poon Industrial Co. Ltd.	6,022,000	7,365
	Kinpo Electronics	20,064,000	7,344
	China Bills Finance Corp.	16,059,000	7,285
	Wan Hai Lines Ltd.	14,016,450	7,230

	Charoen Pokphand Enterprise Co. Ltd.	3,988,476	7,116
	Taiwan Semiconductor Co. Ltd.	3,658,000	6,864
	Yulon Finance Corp.	2,065,000	6,840
	Visual Photonics Epitaxy Co. Ltd.	3,021,500	6,810
	Everlight Electronics Co. Ltd.	6,713,000	6,739
	Advanced Ceramic X Corp.	828,615	6,734
*	United Renewable Energy Co. Ltd.	24,476,701	6,681
	Sanyang Motor Co. Ltd.	9,952,000	6,573
*	PChome Online Inc.	1,467,873	6,564
	Far Eastern Department Stores Ltd.	12,184,000	6,547
	Egis Technology Inc.	970,100	6,527
	Greatek Electronics Inc.	4,876,000	6,518
	China Man-Made Fiber Corp.	20,158,198	6,511
	Chlitina Holding Ltd.	674,000	6,466
	Taiwan Styrene Monomer Corp.	8,088,000	6,428
	Taiwan TEA Corp.	12,376,000	6,407
*	Ritek Corp.	17,694,424	6,404
*	CMC Magnetics Corp.	27,618,000	6,321
	Ton Yi Industrial Corp.	14,844,000	6,308
	Cheng Uei Precision Industry Co. Ltd.	7,984,473	6,307
	Shin Zu Shing Co. Ltd.	2,142,000	6,294
*	Mercuries Life Insurance Co. Ltd.	17,264,119	6,269
	Long Chen Paper Co. Ltd.	12,462,509	6,261
	Tung Ho Steel Enterprise Corp.	9,646,000	6,220
	Topco Scientific Co. Ltd.	2,649,342	6,202
	ChipMOS Technologies Inc.	7,439,569	6,082
	Sigurd Microelectronics Corp.	6,394,000	5,991
	Shinkong Synthetic Fibers Corp.	15,368,000	5,962
	Machvision Inc.	429,231	5,943
	Ennoconn Corp.	704,085	5,882
	Farglory Land Development Co. Ltd.	4,793,000	5,860
	Taiwan Surface Mounting Technology Corp.	3,818,000	5,829
	Sitronix Technology Corp.	1,581,000	5,791
	Lung Yen Life Service Corp.	3,005,000	5,766
*	Pan Jit International Inc.	5,893,000	5,709
	Kinsus Interconnect Technology Corp.	3,853,000	5,689
	Namchow Holdings Co. Ltd.	3,072,000	5,629
	Ginko International Co. Ltd.	728,000	5,572
	Systex Corp.	2,600,000	5,504
	Tainan Spinning Co. Ltd.	13,796,000	5,448
	Career Technology MFG. Co. Ltd.	6,104,338	5,424
	Gloria Material Technology Corp.	8,615,640	5,239
	Foxsemicon Integrated Technology Inc.	1,126,242	5,226
	Darfon Electronics Corp.	3,452,000	5,099
	Prince Housing & Development Corp.	14,320,000	5,074
	Holtek Semiconductor Inc.	2,117,483	4,968
	UPC Technology Corp.	12,228,589	4,942
	AcBel Polytech Inc.	7,390,000	4,900
	Aten International Co. Ltd.	1,595,000	4,886
	PharmaEngine Inc.	1,396,457	4,880
	Lealea Enterprise Co. Ltd.	14,737,000	4,862
	YC INOX Co. Ltd.	5,911,200	4,861
	Test Research Inc.	3,027,000	4,844
	Unitech Printed Circuit Board Corp.	9,530,880	4,811
	SDI Corp.	1,927,236	4,801
	Asia Vital Components Co. Ltd.	5,770,000	4,777
	TXC Corp.	4,307,000	4,775

	Taiwan PCB Techvest Co. Ltd.	4,710,000	4,719
	Pan-International Industrial Corp.	7,417,000	4,677
	Wah Lee Industrial Corp.	2,844,000	4,675
	Goldsun Building Materials Co. Ltd.	16,383,000	4,671
	USI Corp.	11,840,861	4,635
	Faraday Technology Corp.	3,188,000	4,615
	YungShin Global Holding Corp.	3,486,000	4,579
	Pixart Imaging Inc.	1,497,000	4,576
*	Radium Life Tech Co. Ltd.	9,792,000	4,569
	China General Plastics Corp.	5,876,442	4,537
*	Yang Ming Marine Transport Corp.	14,950,725	4,391
	Xxentria Technology Materials Corp.	1,840,000	4,375
	BES Engineering Corp.	18,021,000	4,352
	Rechi Precision Co. Ltd.	4,972,000	4,328
	Firich Enterprises Co. Ltd.	3,006,040	4,325
	International Games System Co. Ltd.	846,000	4,311
	Cleanaway Co. Ltd.	776,000	4,301
	Elite Advanced Laser Corp.	1,939,349	4,235
	Flytech Technology Co. Ltd.	1,722,000	4,123
	Hsin Kuang Steel Co. Ltd.	3,864,000	4,094
	Elite Semiconductor Memory Technology Inc.	3,797,000	4,089
	IEI Integration Corp.	3,508,200	4,087
*	AmTRAN Technology Co. Ltd.	10,479,000	4,004
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	3,951
	OptoTech Corp.	6,393,103	3,876
	Chunghwa Precision Test Tech Co. Ltd.	268,443	3,823
	Mercuries & Associates Holding Ltd.	6,702,568	3,792
	Syncmold Enterprise Corp.	1,657,500	3,776
	Nan Ya Printed Circuit Board Corp.	3,145,521	3,755
	Hu Lane Associate Inc.	1,257,000	3,705
	Soft-World International Corp.	1,617,000	3,672
	A-DATA Technology Co. Ltd.	2,710,000	3,669
	Everlight Chemical Industrial Corp.	6,884,200	3,661
	Kinik Co.	1,929,000	3,638
	TA-I Technology Co. Ltd.	2,049,000	3,611
	Test Rite International Co. Ltd.	4,897,000	3,596
*	Wei Chuan Foods Corp.	5,146,000	3,578
	Depo Auto Parts Ind Co. Ltd.	1,579,000	3,572
	Darwin Precisions Corp.	6,263,000	3,566
*	Orient Semiconductor Electronics Ltd.	8,887,793	3,558
	Kindom Construction Corp.	5,222,000	3,558
	ITE Technology Inc.	3,210,000	3,546
	Zeng Hsing Industrial Co. Ltd.	777,000	3,544
	ScinoPharm Taiwan Ltd.	3,986,576	3,507
	Tyntek Corp.	5,985,000	3,412
*	Lotus Pharmaceutical Co. Ltd.	1,239,000	3,411
	Lite-On Semiconductor Corp.	3,505,000	3,394
	China Metal Products Co. Ltd.	2,715,000	3,373
	Sporton International Inc.	616,459	3,341
	Chaun-Choung Technology Corp.	720,000	3,324
	Formosa International Hotels Corp.	744,000	3,310
	Ho Tung Chemical Corp.	15,494,459	3,285
	Taiflex Scientific Co. Ltd.	2,698,920	3,268
	Gemtek Technology Corp.	3,989,000	3,258
	Lextar Electronics Corp.	5,597,663	3,231
*	Taiwan Land Development Corp.	11,881,201	3,199
	Casetek Holdings Ltd.	1,952,364	3,159

*	D-Link Corp.	7,598,000	3,076
	Jentech Precision Industrial Co. Ltd.	1,093,000	3,063
	CyberTAN Technology Inc.	6,098,000	3,050
	Long Bon International Co. Ltd.	5,334,100	3,021
	Pharmally International Holding Co. Ltd.	528,728	3,019
	Dynapack International Technology Corp.	1,939,000	2,995
	Swancor Holding Co. Ltd.	1,006,000	2,992
	Advanced Wireless Semiconductor Co.	2,079,000	2,986
	Nan Liu Enterprise Co. Ltd.	563,000	2,926
	Sunplus Technology Co. Ltd.	7,505,000	2,879
	Adlink Technology Inc.	1,843,790	2,866
	momo.com Inc.	380,000	2,836
	Global Mixed Mode Technology Inc.	1,333,000	2,835
	KEE TAI Properties Co. Ltd.	7,078,000	2,825
	Brogent Technologies Inc.	488,400	2,788
	Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	2,786
	Concraft Holding Co. Ltd.	706,712	2,765
	Taiwan Cogeneration Corp.	3,295,000	2,763
	Wowprime Corp.	1,036,000	2,753
	Posiflex Technology Inc.	787,764	2,751
	Li Cheng Enterprise Co. Ltd.	1,863,713	2,570
	Wisdom Marine Lines Co. Ltd.	2,684,844	2,560
	Altek Corp.	2,882,000	2,512
	Taiyen Biotech Co. Ltd.	2,457,000	2,467
*	Medigen Biotechnology Corp.	1,336,000	2,452
*	CSBC Corp. Taiwan	2,834,540	2,444
	FocalTech Systems Co. Ltd.	3,180,000	2,390
*	Unizyx Holding Corp.	5,295,000	2,371
*	XinTec Inc.	1,840,225	2,363
	Sampo Corp.	5,064,800	2,359
	Yulon Nissan Motor Co. Ltd.	310,188	2,341
	Supreme Electronics Co. Ltd.	2,407,000	2,324
	Ta Ya Electric Wire & Cable Co. Ltd.	6,850,000	2,310
	Formosan Rubber Group Inc.	4,658,135	2,306
	TYC Brother Industrial Co. Ltd.	2,895,000	2,292
	Quanta Storage Inc.	2,255,000	2,276
*	HannsTouch Solution Inc.	8,494,000	2,243
	Global Brands Manufacture Ltd.	5,173,000	2,235
	Lingsen Precision Industries Ltd.	7,333,000	2,202
*	Silicon Integrated Systems Corp.	7,452,468	2,195
	Alpha Networks Inc.	3,710,000	2,189
	Globe Union Industrial Corp.	3,939,000	2,173
	Sinyi Realty Inc.	2,118,391	2,163
	Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,141
*	Shining Building Business Co. Ltd.	6,279,840	2,133
*	Microbio Co. Ltd.	4,422,000	2,125
*	Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	2,125
	Tung Thih Electronic Co. Ltd.	1,005,000	2,119
	Asia Polymer Corp.	4,534,854	2,030
	Basso Industry Corp.	1,277,000	2,023
*	Federal Corp.	5,681,040	2,017
*	Etron Technology Inc.	6,578,000	2,014
	L&K Engineering Co. Ltd.	2,341,000	2,013
	ASE Technology Holding Co. Ltd. ADR	502,681	2,006
	Iron Force Industrial Co. Ltd.	717,000	1,999
	Sonix Technology Co. Ltd.	2,123,000	1,995
*	Cheng Mei Materials Technology Corp.	4,872,000	1,991

	Cyberlink Corp.	852,000	1,938
*	Ichia Technologies Inc.	4,266,000	1,905
	China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,819
*	Gold Circuit Electronics Ltd.	4,135,000	1,817
*	Li Peng Enterprise Co. Ltd.	7,079,000	1,814
*	Kuo Toong International Co. Ltd.	2,342,950	1,754
	Jess-Link Products Co. Ltd.	1,986,750	1,731
*	WUS Printed Circuit Co. Ltd.	3,243,600	1,728
	Weltrend Semiconductor Inc.	2,093,568	1,664
*	Motech Industries Inc.	5,585,883	1,657
	Rich Development Co. Ltd.	5,537,000	1,644
	Ability Enterprise Co. Ltd.	3,587,491	1,623
*	AGV Products Corp.	7,062,370	1,605
*	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,540
*	Unity Opto Technology Co. Ltd.	5,295,000	1,503
	CHC Healthcare Group	1,412,899	1,463
	Senao International Co. Ltd.	1,290,000	1,459
	Kung Long Batteries Industrial Co. Ltd.	281,000	1,443
	Evergreen International Storage & Transport Corp.	3,228,000	1,424
	Concord Securities Co. Ltd.	5,802,500	1,399
	China Electric Manufacturing Corp.	4,538,000	1,391
	Huang Hsiang Construction Corp.	1,545,000	1,318
	Elitegroup Computer Systems Co. Ltd.	3,216,000	1,308
	Zinwell Corp.	1,943,000	1,288
	Chung Hwa Pulp Corp.	4,020,000	1,262
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	1,250
*	Phihong Technology Co. Ltd.	3,758,000	1,248
	Toung Loong Textile Manufacturing Co. Ltd.	967,000	1,202
	Chun Yuan Steel Industry Co. Ltd.	3,524,000	1,173
	Bank of Kaohsiung Co. Ltd.	3,728,309	1,163
	FSP Technology Inc.	1,896,120	1,151
	Kuoyang Construction Co. Ltd.	2,919,111	1,137
*	ALI Corp.	2,977,000	1,124
	Infortrend Technology Inc.	2,973,000	1,119
	Sheng Yu Steel Co. Ltd.	1,687,000	1,071
*	TWi Pharmaceuticals Inc.	527,000	1,045
	Sincere Navigation Corp.	2,046,000	1,022
	MIN AIK Technology Co. Ltd.	1,807,200	920
*	Gigastorage Corp.	3,550,000	918
	Gigasolar Materials Corp.	316,000	904
	Johnson Health Tech Co. Ltd.	787,000	886
	Universal Cement Corp.	1,270,991	802
	Arcadyan Technology Corp.	248,000	780
*	Dynamic Electronics Co. Ltd.	2,613,000	720
	Advanced International Multitech Co. Ltd.	561,000	687
	Nien Hsing Textile Co. Ltd.	804,375	669
*	Green Energy Technology Inc.	2,940,000	539
*,§	XPEC Entertainment Inc.	988,965	425
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	136,000	322
	Jih Sun Financial Holdings Co. Ltd.	1,045,692	310
*	E-Ton Solar Tech Co. Ltd.	1,833,674	278
	Tsann Kuen Enterprise Co. Ltd.	322,000	215
*	TWi Biotechnology Inc.	31,680	21
			11,072,747
Thailand (4.0%)
*	PTT PCL	167,254,146	260,453
*	CP ALL PCL (Local)	80,959,822	201,785

	Airports of Thailand PCL	66,364,594	146,969
*	Siam Commercial Bank PCL (Local)	31,113,133	132,701
	Siam Cement PCL NVDR	7,226,618	108,246
*	Bangkok Dusit Medical Services PCL	134,718,835	101,861
*	Advanced Info Service PCL (Local)	17,406,296	99,849
*	Central Pattana PCL	37,997,258	97,237
	PTT PCL (Foreign)	54,645,194	85,095
*	PTT Exploration and Production PCL (Local)	20,824,884	82,255
*	Kasikornbank PCL	11,856,234	76,088
	Kasikornbank PCL NVDR	10,362,375	66,501
	Siam Cement PCL (Foreign)	4,413,398	66,108
*	Minor International PCL	50,525,844	62,899
	Kasikornbank PCL (Foreign)	9,084,169	58,881
*	Bangkok Bank PCL (Local)	7,662,786	52,877
^	Intouch Holdings PCL NVDR	28,190,917	49,041
*	Home Product Center PCL	89,956,084	45,000
*	Bangkok Expressway & Metro PCL	132,773,221	44,292
	Krung Thai Bank PCL (Foreign)	69,106,819	43,891
*	BTS Group Holdings PCL Ordinary Shares	124,259,213	39,850
*	Charoen Pokphand Foods PCL	45,548,917	39,800
*	Energy Absolute PCL	25,580,496	39,043
*	Electricity Generating PCL	4,318,011	36,248
*	Thai Oil PCL	15,664,655	36,212
	Land & Houses PCL	100,323,036	34,409
	PTT Global Chemical PCL (Foreign)	15,701,444	34,298
*	PTT Global Chemical PCL	15,405,035	33,651
*	Digital Telecommunications Infrastructure Fund	69,023,422	33,585
*	Bumrungrad Hospital PCL	5,267,074	31,383
^	Indorama Ventures PCL (Foreign)	20,032,598	30,892
*	Banpu PCL (Local)	57,364,531	30,583
	Siam Commercial Bank PCL	5,904,779	25,185
*	TMB Bank PCL	343,816,791	24,254
*	Thai Union Group PCL	39,406,966	23,623
*	Thanachart Capital PCL	13,186,956	22,731
^	Ratchaburi Electricity Generating Holding PCL	12,526,417	22,277
*	Kiatnakin Bank PCL	9,762,718	21,459
*	Krungthai Card PCL	20,564,531	19,493
*	BTS Rail Mass Transit Growth Infrastructure Fund	50,407,373	19,217
	IRPC PCL (Foreign)	102,798,611	18,978
*	Bangchak Corp. PCL (XBKK)	17,604,766	18,206
	Glow Energy PCL (Foreign)	5,951,097	17,598
*	Robinson PCL	7,870,871	17,158
*	True Corp. PCL True Corp. PCL	103,729,828	16,988
*	Central Plaza Hotel PCL HT	12,258,213	16,927
*	Total Access Communication PCL (Local)	10,549,245	16,229
*	Muangthai Capital PCL	10,542,745	16,079
*	Delta Electronics Thailand PCL	7,209,452	16,055
	Krung Thai Bank PCL NVDR	25,195,234	16,002
*	Tisco Financial Group PCL Ordinary Shares	5,608,087	14,897
*	Berli Jucker PCL (Foreign)	9,465,153	14,803
*	Siam Cement PCL	985,505	14,762
*	CH Karnchang PCL	17,260,363	14,254
*	WHA Corp. PCL (Foreign)	99,695,206	14,074
*	Jasmine Broadband Internet Infrastructure Fund	43,221,907	13,984
*	Siam Global House PCL	22,380,507	13,415
*	Srisawad Corp. PCL	7,985,357	12,516
*	Sino-Thai Engineering & Construction PCL	17,049,963	12,401

*	VGI Global Media PCL	47,191,400	11,743
*	Gulf Energy Development PCL	4,092,809	11,434
*	Quality Houses PCL	113,052,951	10,733
*	Global Power Synergy PCL	5,316,304	10,713
*	Hana Microelectronics PCL	9,559,283	10,581
*	Bangkok Land PCL Ordinary Shares	196,157,278	10,559
^	Berli Jucker PCL	6,753,137	10,537
*	KCE Electronics PCL	12,467,414	10,497
^	Tisco Financial Group PCL NVDR	3,854,174	10,238
	Charoen Pokphand Foods PCL (Foreign)	11,500,000	10,048
*	Indorama Ventures PCL	6,234,537	9,614
*	TTW PCL TTW PCL	23,456,434	9,535
*	Bangkok Chain Hospital PCL Ordinary Shares	18,223,045	9,523
*	AP Thailand PCL	42,171,042	9,456
*	TPI Polene PCL	137,601,361	9,424
	True Corp. PCL	54,526,310	8,930
*	Supalai PCL	13,877,735	8,589
*	B Grimm Power PCL	8,624,095	8,241
*	Amata Corp. PCL	11,327,577	8,189
*,2	Star Petroleum Refining PCL	23,334,868	8,164
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	12,951,871	7,877
*	IRPC PCL	42,074,508	7,768
*	Bangkok Life Assurance PCL	8,667,434	7,644
*	Thai Airways International PCL	17,846,368	7,620
*	CK Power PCL	49,149,272	7,601
	IMPACT Growth REIT	11,850,237	7,597
*	Major Cineplex Group PCL	9,874,997	7,475
*	Siam City Cement PCL (Local)	969,365	7,204
*	Esso Thailand PCL	20,298,173	7,111
*	Gulf Energy Development PCL	2,453,400	6,854
*	Sansiri PCL (Local)	154,763,806	6,702
*	Thai Vegetable Oil PCL	7,152,711	6,642
*	Pruksa Holding PCL Pruksa Holding Ordinary Shares	10,700,630	6,103
*	Gunkul Engineering PCL	60,277,389	6,033
*	Vibhavadi Medical Center PCL	90,522,990	5,921
*	Chularat Hospital PCL Ordinary Shares	86,965,746	5,693
	MBK PCL	8,945,077	5,661
	Banpu PCL	10,584,224	5,643
*	Sri Trang Agro-Industry PCL	10,802,325	5,272
*	Banpu Power PCL Ordinary Shares	7,109,939	5,240
*	Carabao Group PCL	4,183,605	5,178
*,§	Pruksa Real Estate PCL	11,775,000	5,058
*	Bangkok Airways PCL	12,190,224	4,770
*	Beauty Community PCL	18,407,896	4,587
*	Tipco Asphalt PCL	9,906,530	4,571
*	GFPT PCL	9,542,696	4,443
*	Jasmine International PCL	26,945,255	4,411
*	Intouch Holdings PCL	2,462,900	4,284
*	Super Energy Corp. PCL	224,329,919	4,173
*	SPCG PCL	6,739,404	4,103
*	TPI Polene Power PCL	19,733,452	4,051
*	Italian-Thai Development PCL	47,976,992	3,934
*	Thoresen Thai Agencies PCL Ordinary Shares	23,751,287	3,925
	Thai Union Frozen Products PCL (Foreign)	6,377,413	3,823
^	Minor International PCL (Foreign)	3,036,121	3,780
	Unique Engineering & Construction PCL	11,265,709	3,717
*	LPN Development PCL	16,412,497	3,712

^	Siam City Cement PCL (Foreign)	479,241	3,561
*	Univentures PCL	15,102,951	3,445
	Thanachart Capital PCL (Foreign)	1,949,500	3,360
*	Precious Shipping PCL	12,568,363	3,310
^	TOA Paint Thailand PCL (Foreign)	2,885,200	3,307
*	Thaicom PCL	12,516,385	3,191
^	Supalai PCL (Foreign)	5,101,650	3,157
*	Taokaenoi Food & Marketing PCL	10,152,881	3,094
*	Glow Energy PCL	994,491	2,941
*	PTG Energy PCL	8,794,646	2,938
*	Origin Property PCL	11,942,919	2,839
*	Group Lease PCL Ordinary Shares	10,536,404	2,803
*	Workpoint Entertainment PCL	3,436,734	2,759
*	Cal-Comp Electronics Thailand PCL	46,773,675	2,549
*	Samart Corp. PCL	11,631,020	2,501
*,§	Inter Far East Energy Corp.	25,084,660	2,489
	Central Pattana PCL (Foreign)	958,666	2,453
	Bangkok Dusit Medical Services PCL (Foreign)	2,849,865	2,155
*	Thaifoods Group PCL	18,733,275	2,030
	Siam Commercial Bank PCL (Foreign)	465,852	1,987
	U City PCL	25,169,669	1,984
	PTT Exploration & Production PCL (Foreign)	497,200	1,964
^	Jasmine International PCL (Foreign)	11,207,400	1,835
*,^	BEC World PCL (Foreign)	9,549,672	1,671
*	TOA Paint Thailand PCL	1,444,734	1,656
^	Origin Property PCL F	6,940,400	1,650
*	Krung Thai Bank PCL Ordinary Shares	2,594,876	1,648
*	BCPG PCL Ordinary Shares	3,017,882	1,629
^	Sri Trang Agro-Industry PCL (Foreign)	3,176,236	1,550
	Airports of Thailand PCL (Foreign)	667,662	1,479
*	Land & Houses PCL	3,912,928	1,342
*	BEC World PCL	5,760,655	1,008
	BTS Rail Mass Transit Growth Infrastructure Fund	2,622,900	1,000
	Home Product Center PCL	1,911,200	956
	Bangkok Expressway & Metro PCL (Foreign)	2,698,800	900
	Thai Oil PCL (Foreign)	384,200	888
	Advanced Info Service PCL (Foreign)	147,100	844
^	Digital Telecommunications Infrastructure Fund	1,728,700	841
	Land & Houses PCL (Foreign)	2,300,500	789
	Bumrungrad Hospital PCL (Foreign)	127,500	760
	Electricity Generating PCL (Foreign)	90,400	759
*,^	Group Lease PCL Non Voting DR	2,829,545	753
	Kiatnakin Bank PCL Kiatnakin Bank Ordinary Shares	305,452	671
^	Tisco Financial Group PCL (Foreign)	248,600	660
	U City PCL (Foreign)	7,731,900	610
*	Thai Reinsurance PCL	20,011,700	545
	CP ALL PCL (Foreign)	215,888	538
^	Bangchak Corp. PCL (XBKF)	489,100	506
*,^	Krungthai Card PCL (Foreign)	466,500	442
^	WHA Corp. PCL	3,130,300	442
*	Sino-Thai Engineering & Construction PCL (Foreign)	605,500	440
^	CH Karnchang PCL (Foreign)	526,200	435
^	Robinson PCL (Foreign)	195,300	426
	Central Plaza Hotel PCL (Foreign)	308,300	426
	Total Access Communication PCL (Foreign)	271,200	417
*	Maybank Kim Eng Securities Thailand PCL	1,180,200	397
	TMB Bank PCL (Foreign)	5,351,600	378

^	Jasmine Broadband Internet Infrastructure Fund (Foreign)	1,155,600	374
^	Amata Corp. PCL (Foreign)	461,800	334
^	Major Cineplex Group PCL (Foreign)	429,400	325
^	Srisawad Corp. PCL (Foreign)	203,400	319
^	Bangkok Land PCL Ordinary Shares	5,678,200	306
*,^	Italian-Thai Development PCL (Foreign)	3,623,539	297
	BTS Group Holdings PCL Ordinary Shares	887,800	285
	Quality Houses PCL Quality Houses Ordinary Shares	2,955,000	281
*	BTS Group Holdings PCL Warrants Exp. 11/29/2019	13,802,120	278
^	Global Power Synergy PCL (Foreign)	135,600	273
^	KCE Electronics PCL KCE (Foreign)	324,500	273
^	Thai Vegetable Oil PCL (Foreign)	293,800	273
	CK Power PCL (Foreign)	1,759,400	272
	Bangkok Chain Hospital PCL Ordinary Shares	518,100	271
^	Sansiri PCL (Foreign)	5,859,800	254
*,^	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	10,213,708	252
^	Asian Property Development PCL (Foreign)	1,106,100	248
^	TTW PCL TTW PCL (Foreign)	585,900	238
^	Bangkok Life Assurance PCL NVDR	240,500	212
^	BCPG PCL Ordinary Shares	384,200	207
^	Chularat Hospital PCL Ordinary Shares	3,045,900	199
*,^	Thai Airways International PCL (Foreign)	460,100	196
^	IMPACT Growth REIT	263,100	169
*,^	Muangthai Capital PCL	97,200	148
*	VGI Global Media PCL Warrants Exp. 12/31/2022	10,681,940	133
^	Banpu Power PCL Ordinary Shares	180,800	133
	Thoresen Thai Agencies PCL (Foreign)	797,500	132
^	Siam Global House PCL	217,600	130
	VGI Global Media PCL (Foreign)	473,900	118
	Bangkok Bank PCL (Foreign)	14,555	103
	Vibhavadi Medical Center PCL (Foreign)	1,256,900	82
^	Workpoint Entertainment PCL (Foreign)	101,500	81
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	44,649,180	71
*	Samart Corp. PCL Warrants Exp. 05/08/2021	3,873,466	71
*,^	Super Energy Corp. PCL (Foreign)	3,741,000	70
^	Tipco Asphalt PCL (Foreign)	145,800	67
^	Pruksa Holding PCL Pruksa Holding Ordinary Shares	81,000	46
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	6,650,153	38
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,806,270	24
			3,278,168
Turkey (0.9%)
	BIM Birlesik Magazalar AS	3,571,770	62,415
	Akbank T.A.S.	42,113,087	57,834
	Turkiye Garanti Bankasi AS	32,404,675	56,852
	Tupras Turkiye Petrol Rafinerileri AS	1,927,362	51,857
	Turkcell Iletisim Hizmetleri AS	17,011,340	47,766
	KOC Holding AS	13,680,514	45,872
	Eregli Demir ve Celik Fabrikalari TAS	21,220,856	34,854
	Haci Omer Sabanci Holding AS (Bearer)	14,824,005	26,907
*	Turk Hava Yollari AO	8,632,419	25,716
	Turkiye Is Bankasi AS	23,199,162	25,532
	Turkiye Vakiflar Bankasi TAO	16,491,721	15,284
	TAV Havalimanlari Holding AS	2,774,576	14,982
	Turkiye Halk Bankasi AS	9,938,766	14,652
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,351,200	14,313
	Petkim Petrokimya Holding AS	12,232,354	13,667
	Turkiye Sise ve Cam Fabrikalari AS	10,295,930	13,548

	Tekfen Holding AS	2,765,022	13,189
	Ford Otomotiv Sanayi AS	1,104,710	12,819
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,570,829	12,794
	Arcelik AS	2,721,997	9,766
*	Yapi ve Kredi Bankasi AS	25,232,707	9,535
	Ulker Biskuvi Sanayi AS	2,629,831	9,383
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	29,703,077	9,084
*	Turk Telekomunikasyon AS	8,951,386	8,743
	Tofas Turk Otomobil Fabrikasi AS	2,099,081	8,560
	Soda Sanayii AS	5,973,608	8,299
*	Sok Marketler Ticaret AS	3,694,614	7,826
	Enka Insaat ve Sanayi AS	7,990,332	7,647
	Coca-Cola Icecek AS	1,165,110	7,455
*	Koza Altin Isletmeleri AS	711,440	7,388
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	13,893,187	7,055
	Turkiye Sinai Kalkinma Bankasi AS	26,754,475	4,404
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,356,690	4,355
	Aygaz AS	1,459,442	3,442
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	427,769	3,420
	Trakya Cam Sanayii AS	4,788,345	3,366
*	Dogan Sirketler Grubu Holding AS	14,256,775	3,117
*	Pegasus Hava Tasimaciligi AS	463,703	2,718
	AG Anadolu Grubu Holding AS	1,037,735	2,574
*	Sasa Polyester Sanayi AS	1,492,049	2,504
	Turk Traktor ve Ziraat Makineleri AS	271,664	2,023
	Otokar Otomotiv Ve Savunma Sanayi A.S.	89,952	1,893
*	Bera Holding AS	4,583,223	1,864
*	Migros Ticaret AS	559,686	1,844
*	Iskenderun Demir ve Celik AS	1,307,056	1,712
*,2	MLP Saglik Hizmetleri AS	647,571	1,652
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,656,618	1,587
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,451,151	1,524
	Dogus Otomotiv Servis ve Ticaret AS	1,475,707	1,386
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,991,509	1,304
*	Vestel Elektronik Sanayi ve Ticaret AS	905,864	1,192
*	Aksa Enerji Uretim AS Class B	2,002,973	1,170
	Akcansa Cimento AS	744,618	1,160
	Cimsa Cimento Sanayi VE Ticaret AS	732,267	1,155
*	Sekerbank Turk AS	4,862,986	1,139
*	Zorlu Enerji Elektrik Uretim AS	3,994,065	1,135
	Aksa Akrilik Kimya Sanayii AS	661,319	1,110
	Is Gayrimenkul Yatirim Ortakligi AS	5,207,302	1,070
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,818,988	1,047
*	Logo Yazilim Sanayi Ve Ticaret AS	156,776	989
	Anadolu Cam Sanayii AS	1,671,735	946
	EGE Endustri VE Ticaret AS	10,855	819
	Aksigorta AS	967,628	728
*	Afyon Cimento Sanayi TAS	742,581	696
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,443,642	582
	Albaraka Turk Katilim Bankasi AS	2,292,531	564
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,550,899	544
	Kordsa Teknik Tekstil AS	304,474	522
	Tat Gida Sanayi AS	593,638	512
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,268,965	408
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,709	377
*	Gubre Fabrikalari TAS	564,879	350
*	NET Holding AS	978,177	350

		Alarko Holding AS	525,178	262
*		Bizim Toptan Satis Magazalari AS	153,215	207
		Adana Cimento Sanayii TAS Class A	146,899	173
		Konya Cimento Sanayii AS	4,239	154
*,2		Enerjisa Enerji AS	118,534	129
*		Akenerji Elektrik Uretim AS	915,565	117
*		Turcas Petrol AS	243,422	74
*,§		Asya Katilim Bankasi AS	6,317,442	—
				727,964
United Arab Emirates (0.8%)
		First Abu Dhabi Bank PJSC	42,269,735	169,837
		Emirates Telecommunications Group Co. PJSC	27,209,349	126,210
		Abu Dhabi Commercial Bank PJSC	30,809,774	78,567
		Emaar Properties PJSC	54,929,361	64,777
		DP World Ltd.	2,566,056	45,613
		Dubai Islamic Bank PJSC	27,097,673	37,640
		Aldar Properties PJSC	54,179,441	23,509
		Emaar Development PJSC	13,080,659	14,226
		Emaar Malls PJSC	33,118,405	14,178
		Abu Dhabi National Oil Co. for Distribution PJSC	21,211,276	13,350
		Dana Gas PJSC	50,551,335	12,373
		Air Arabia PJSC	40,575,857	11,051
		DAMAC Properties Dubai Co. PJSC	27,578,014	9,839
		Dubai Investments PJSC	27,189,447	9,784
		Al Waha Capital PJSC	18,050,900	8,863
		Arabtec Holding PJSC	12,722,332	7,495
		Amanat Holdings PJSC	23,547,538	7,082
		Dubai Financial Market PJSC	30,289,736	6,919
*		DXB Entertainments PJSC	48,123,702	3,510
*		Deyaar Development PJSC	31,733,768	3,274
*		Eshraq Properties Co. PJSC	21,838,704	2,843
		RAK Properties PJSC	20,584,860	2,606
*		Union Properties PJSC	18,433,879	2,011
		National Central Cooling Co. PJSC	2,946,420	1,398
*		Amlak Finance PJSC	5,398,387	553
*,§		Drake & Scull International PJSC	4,230,859	426
				677,934
Total Common Stocks (Cost $72,854,352)				81,752,475
		Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	2.572%	18,377,835	1,837,784

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.280%	2/7/19	10,000	9,996
5	United States Treasury Bill	2.284%	2/21/19	14,000	13,982
5	United States Treasury Bill	2.213%—2.214%	2/28/19	14,000	13,975
5	United States Treasury Bill	2.451%	4/18/19	10,000	9,950
5	United States Treasury Bill	2.501%	5/30/19	3,000	2,977
5	United States Treasury Bill	2.419%	6/20/19	9,000	8,917
					59,797
Total Temporary Cash Investments (Cost $1,897,529)					1,897,581

Total Investments (100.9%) (Cost $74,751,881)	83,650,056
Other Assets and Liabilities-Net (-0.9%)[4,5]	(735,011)
Net Assets (100%)	82,915,045

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $779,974,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $1,292,943,000, representing 1.6% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $831,620,000 of collateral received for securities on loan.
5	Securities with a value of $49,801,000 and cash of $881,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2019	18,255	971,714	66,987
E-mini S&P 500 Index	March 2019	580	78,431	1,285
				68,272

Total Return Swaps

Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid	)[1]	Value and Unrealized Appreciation (Depreciation ($000	) )
Alibaba Group Holding Ltd. ADR	2/4/20	GSI	92,670	(2.514%)		—

GSI—Goldman Sachs International.

1 Payment received/paid monthly.

At January 31, 2019, a counterparty had deposited in a segregated account securities with a value of $4,692,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Emerging Markets Stock Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Emerging Markets Stock Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	4,724,678	7,108,364	12,304
Common Stocks—Other	7,212,501	62,629,973	64,655
Temporary Cash Investments	1,837,784	59,797	—
Futures Contracts—Assets[1]	8,578	—	—
Swap Contracts—Assets	—	—	—
Total	13,783,541	69,798,134	76,959

1 Represents variation margin on the last day of the reporting period.

Emerging Markets Stock Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $6,317,881,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Australia (4.8%)
	Commonwealth Bank of Australia	3,174,437	161,748
	BHP Group Ltd.	5,807,605	148,286
	CSL Ltd.	814,474	115,814
	Westpac Banking Corp.	6,179,959	110,449
	Australia & New Zealand Banking Group Ltd.	5,234,173	95,283
	National Australia Bank Ltd.	4,921,765	85,465
	Woolworths Group Ltd.	2,366,108	50,559
	Wesfarmers Ltd.	2,042,173	47,907
	Macquarie Group Ltd.	554,689	47,175
	Transurban Group	4,812,157	42,676
	Rio Tinto Ltd.	670,698	42,647
	Woodside Petroleum Ltd.	1,677,405	41,958
	Goodman Group	3,185,191	27,109
	Scentre Group	9,202,186	26,652
	Newcrest Mining Ltd.	1,385,590	24,651
	South32 Ltd.	9,312,860	23,829
	Brambles Ltd.	2,872,430	22,287
	Suncorp Group Ltd.	2,351,479	22,240
	Insurance Australia Group Ltd.	4,194,606	21,672
	Aristocrat Leisure Ltd.	1,157,767	20,823
	Amcor Ltd.	2,079,562	20,647
	QBE Insurance Group Ltd.	2,406,739	18,834
	AGL Energy Ltd.	1,194,901	18,670
*	Coles Group Ltd.	2,049,706	18,639
	Telstra Corp. Ltd.	7,466,188	16,928
*	Origin Energy Ltd.	3,151,090	16,463
	ASX Ltd.	346,973	16,111
	Dexus	1,823,868	15,271
	Santos Ltd.	3,173,917	14,975
	Treasury Wine Estates Ltd.	1,298,045	14,608
	Cochlear Ltd.	101,160	14,297
	APA Group	2,136,911	14,285
	Sonic Healthcare Ltd.	834,547	13,998
	GPT Group	3,247,210	13,730
	Oil Search Ltd.	2,365,386	13,468
	Fortescue Metals Group Ltd.	2,930,181	12,104
	Stockland	4,388,744	12,097
	Mirvac Group	6,697,500	11,743
	Tabcorp Holdings Ltd.	3,434,553	11,640
	Computershare Ltd.	868,374	11,249
	Vicinity Centres	5,743,401	10,935
	Aurizon Holdings Ltd.	3,368,539	10,794
	Ramsay Health Care Ltd.	235,491	9,726
	Medibank Pvt Ltd.	5,033,713	9,596
	Sydney Airport	2,007,730	9,583
	LendLease Group	1,020,640	9,090
	BlueScope Steel Ltd.	992,638	9,069
	Caltex Australia Ltd.	462,770	9,045
	James Hardie Industries plc	796,606	8,873

	AMP Ltd.	5,260,458	8,673
	Orica Ltd.	692,276	8,642
	Alumina Ltd.	4,542,080	8,078
	SEEK Ltd.	634,609	7,868
	Boral Ltd.	2,132,522	7,715
	Incitec Pivot Ltd.	3,053,225	7,369
	Bendigo & Adelaide Bank Ltd.	879,980	6,915
	WorleyParsons Ltd.	621,497	6,296
	Atlas Arteria Ltd.	1,239,697	6,007
	Crown Resorts Ltd.	660,359	5,754
	CIMIC Group Ltd.	176,000	5,738
	Coca-Cola Amatil Ltd.	931,634	5,690
	Evolution Mining Ltd.	1,939,345	5,661
	Bank of Queensland Ltd.	739,634	5,480
	Challenger Ltd.	1,037,871	5,478
	Downer EDI Ltd.	1,045,731	5,439
	Healthscope Ltd.	3,138,782	5,392
*	Xero Ltd.	164,831	5,251
	Orora Ltd.	2,257,809	5,203
	REA Group Ltd.	91,079	5,034
	Magellan Financial Group Ltd.	241,064	5,022
	Star Entertainment Grp Ltd.	1,543,599	4,995
	Iluka Resources Ltd.	771,346	4,904
	ALS Ltd.	896,721	4,748
	Whitehaven Coal Ltd.	1,267,536	4,587
	Qantas Airways Ltd.	1,120,595	4,443
	Ansell Ltd.	244,394	4,173
	OZ Minerals Ltd.	576,956	4,111
	AusNet Services	3,359,957	4,037
	DuluxGroup Ltd.	751,548	3,748
	Domino’s Pizza Enterprises Ltd.	111,198	3,688
	TPG Telecom Ltd.	662,464	3,365
	Flight Centre Travel Group Ltd.	103,890	3,260
	Shopping Centres Australasia Property Group	1,647,579	2,990
^	Metcash Ltd.	1,577,244	2,846
	Adelaide Brighton Ltd.	811,033	2,648
	Seven Group Holdings Ltd.	227,696	2,626
*	Vocus Group Ltd.	1,042,002	2,562
	Nufarm Ltd.	560,029	2,546
^	Harvey Norman Holdings Ltd.	997,151	2,449
	Sims Metal Management Ltd.	288,184	2,182
^	IOOF Holdings Ltd.	594,025	2,179
	Perpetual Ltd.	85,027	2,025
	CSR Ltd.	903,023	1,922
^	Platinum Asset Management Ltd.	400,275	1,317
	Domain Holdings Australia Ltd.	408,442	717
*	OneMarket Ltd.	165,360	77
*	Seven West Media Ltd.	9,524	4
			1,777,552
Austria (0.2%)
	Erste Group Bank AG	518,677	18,105
	OMV AG	252,178	12,539
	voestalpine AG	200,924	6,421
	Raiffeisen Bank International AG	237,327	6,278
	ANDRITZ AG	124,680	6,155
	Verbund AG	118,689	6,066
	Telekom Austria AG Class A	235,159	1,798

	Vienna Insurance Group AG Wiener Versicherung Gruppe	69,813	1,693
			59,055
Belgium (0.7%)
	Anheuser-Busch InBev SA	1,389,787	106,185
	KBC Group NV	485,250	32,944
	UCB SA	218,929	18,971
	Umicore SA	367,693	15,545
	Ageas	333,779	15,520
	Solvay SA Class A	124,889	13,597
	Groupe Bruxelles Lambert SA	130,005	12,250
	Proximus SADP	257,810	6,921
	Colruyt SA	93,463	6,712
	Ackermans & van Haaren NV	40,338	6,455
	Sofina SA	27,599	5,474
	Telenet Group Holding NV	86,230	3,992
	bpost SA	171,889	1,576
			246,142
Brazil (2.2%)
	Itau Unibanco Holding SA ADR	7,036,882	74,872
	Banco Bradesco SA ADR	5,421,376	67,333
	Petroleo Brasileiro SA ADR Preference Shares	4,106,808	58,070
	Vale SA Class B ADR	3,585,247	44,600
	Vale SA	2,751,855	34,367
	B3 SA - Brasil Bolsa Balcao	3,563,129	30,771
	Itausa - Investimentos Itau SA Preference Shares	7,830,957	29,006
	Banco do Brasil SA	1,884,486	26,816
	Ambev SA ADR	4,775,374	22,970
^	Petroleo Brasileiro SA ADR	1,078,376	17,578
	Banco Bradesco SA	1,569,230	17,335
	Lojas Renner SA	1,289,601	16,114
	Petroleo Brasileiro SA	1,900,132	15,414
	Ambev SA	3,190,340	15,328
	Itau Unibanco Holding SA Preference Shares	1,368,782	14,561
	Suzano Papel e Celulose SA	1,087,800	13,713
	Ultrapar Participacoes SA	778,137	12,212
*	Rumo SA	1,939,242	10,455
	Banco Bradesco SA Preference Shares	835,459	10,374
	BB Seguridade Participacoes SA	1,217,828	10,373
	Banco Santander Brasil SA	705,000	9,299
	CCR SA	2,038,179	8,320
	Kroton Educacional SA	2,644,892	8,294
	IRB Brasil Resseguros S/A	346,700	8,107
	Localiza Rent a Car SA	879,389	8,040
	Lojas Americanas SA Preference Shares	1,370,400	7,926
	Equatorial Energia SA	303,326	7,334
	Petroleo Brasileiro SA Preference Shares	1,039,239	7,301
	JBS SA	1,753,974	7,262
	Cia de Saneamento Basico do Estado de Sao Paulo	605,717	7,217
	Raia Drogasil SA	403,170	6,859
	WEG SA	1,295,841	6,696
	Magazine Luiza SA	133,900	6,583
	Klabin SA	1,274,084	6,494
	Cielo SA	1,982,276	6,492
*	BRF SA	943,962	6,095
	Telefonica Brasil SA Preference Shares	451,035	6,023
	Hypera SA	673,633	5,884

	Embraer SA ADR	264,146	5,621
	BR Malls Participacoes SA	1,383,170	5,519
*	Centrais Eletricas Brasileiras SA	514,399	5,282
*	Centrais Eletricas Brasileiras SA Preference Shares	452,976	5,065
	Petrobras Distribuidora SA	605,467	4,424
^	Gerdau SA ADR	1,000,446	4,332
	Natura Cosmeticos SA	330,431	4,297
	Telefonica Brasil SA ADR	309,237	4,144
*	B2W Cia Digital	300,400	4,124
	TIM Participacoes SA	1,212,530	4,124
	Gerdau SA Preference Shares	924,486	3,970
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	148,030	3,952
	Estacio Participacoes SA	447,100	3,815
	Energisa SA	317,324	3,629
	Cosan SA	297,034	3,618
*	Azul SA Prior Preference Shares.	347,326	3,537
	Sul America SA	400,512	3,526
	Itau Unibanco Holding SA	389,931	3,514
	Cia Brasileira de Distribuicao ADR	127,955	3,422
	Cia Energetica de Minas Gerais Preference Shares	893,265	3,398
	Engie Brasil Energia SA	286,510	3,291
	Atacadao Distribuicao Comercio e Industria Ltda	589,612	3,233
	Multiplan Empreendimentos Imobiliarios SA	441,017	3,149
	Bradespar SA Preference Shares	380,200	2,934
	Braskem SA Preference Shares	202,500	2,903
^	Cia Energetica de Minas Gerais ADR	733,720	2,766
*	Notre Dame Intermedica Participacoes SA	298,800	2,752
	Banco BTG Pactual SA	338,305	2,746
	Transmissora Alianca de Energia Eletrica SA	363,844	2,567
	Porto Seguro SA	160,612	2,470
	EDP - Energias do Brasil SA	507,745	2,340
	Banco do Estado do Rio Grande do Sul SA Preference Shares	341,200	2,199
*,2	Hapvida Participacoes e Investimentos SA	232,500	2,183
	Fleury SA	350,400	2,142
	Braskem SA ADR	71,344	2,033
	Odontoprev SA	441,600	1,980
	Qualicorp Consultoria e Corretora de Seguros SA	436,100	1,896
	M Dias Branco SA	143,886	1,879
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	86,824	1,872
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	647,500	1,743
	Cia Siderurgica Nacional SA ADR	615,490	1,717
	Lojas Americanas SA	356,505	1,531
	Cia Siderurgica Nacional SA	542,300	1,518
	Sao Martinho SA	268,200	1,415
	Alpargatas SA Preference Shares	247,600	1,362
	Embraer SA	254,700	1,351
	Cia Paranaense de Energia ADR	136,574	1,338
	Smiles Fidelidade SA	97,030	1,190
	Cia Energetica de Minas Gerais	243,419	1,084
*	Via Varejo SA	641,700	1,055
	Grendene SA	407,600	1,022
	TIM Participacoes SA ADR	45,321	768
	Guararapes Confeccoes SA	13,000	560
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	24,968	554
	Cia Paranaense de Energia	54,500	494
*	BRF SA ADR	50,677	329
	Cia Paranaense de Energia Preference Shares	29,900	290

	Itausa - Investimentos Itau SA	2,900	12
			822,469
Canada (6.0%)
	Royal Bank of Canada	2,608,706	198,579
	Toronto-Dominion Bank	3,331,149	187,606
	Enbridge Inc.	3,571,989	130,516
	Bank of Nova Scotia	2,229,292	126,908
	Canadian National Railway Co. (Toronto Shares)	1,327,296	110,764
	Suncor Energy Inc.	2,959,298	95,449
^	Bank of Montreal	1,165,310	85,300
	TransCanada Corp.	1,641,668	69,817
	Canadian Imperial Bank of Commerce	801,687	67,975
	Brookfield Asset Management Inc. Class A (Toronto Shares)	1,520,738	65,438
	Canadian Natural Resources Ltd.	2,154,930	57,844
	Manulife Financial Corp.	3,595,869	57,771
	Nutrien Ltd.	1,105,652	57,279
	Canadian Pacific Railway Ltd.	258,284	52,938
	Alimentation Couche-Tard Inc. Class B	769,632	41,810
	Sun Life Financial Inc.	1,102,120	39,758
	Waste Connections Inc.	471,640	39,359
	Rogers Communications Inc. Class B	648,309	35,071
	Pembina Pipeline Corp.	907,946	32,353
	Magna International Inc.	589,179	31,182
*	CGI Group Inc.	450,635	29,793
	National Bank of Canada	609,551	28,670
	Barrick Gold Corp. (Toronto Shares)	2,053,826	27,495
	Fortis Inc.	770,341	27,473
^	Constellation Software Inc.	35,867	26,768
	Restaurant Brands International Inc.	425,927	26,698
	Franco-Nevada Corp.	330,085	25,606
	BCE Inc.	533,342	23,190
	Fairfax Financial Holdings Ltd.	48,932	23,147
	Teck Resources Ltd. Class B	912,126	22,214
*	Thomson Reuters Corp.	396,964	20,758
	Intact Financial Corp.	251,408	19,872
	Agnico Eagle Mines Ltd.	418,762	18,214
	Goldcorp Inc.	1,552,254	17,366
	Wheaton Precious Metals Corp.	797,035	16,791
	Shaw Communications Inc. Class B	806,628	16,379
	Loblaw Cos. Ltd.	336,315	16,287
	Dollarama Inc.	591,934	15,934
	Metro Inc.	436,501	15,869
*	Bausch Health Cos. Inc.	619,390	15,207
	Cenovus Energy Inc.	1,850,133	14,447
	Power Corp. of Canada	722,662	14,366
^	Canadian Tire Corp. Ltd. Class A	110,547	12,574
	Imperial Oil Ltd.	437,201	12,404
	TELUS Corp.	353,182	12,370
*	Barrick Gold Corp. (London Shares)	1,025,968	12,172
	Encana Corp.	1,724,192	11,836
	Saputo Inc.	397,903	11,665
	Inter Pipeline Ltd.	707,650	11,375
	RioCan REIT	572,982	10,871
	Great-West Lifeco Inc.	506,477	10,870
	Power Financial Corp.	455,839	9,353
	George Weston Ltd.	128,748	9,352
2	Hydro One Ltd.	585,720	9,178

	SNC-Lavalin Group Inc.	318,835	8,874
*	BlackBerry Ltd.	891,307	7,177
	Husky Energy Inc.	563,612	6,687
	Tourmaline Oil Corp.	465,467	6,348
	Canadian Utilities Ltd. Class A	229,549	5,901
	CI Financial Corp.	411,724	5,543
	IGM Financial Inc.	167,374	4,303
*	Turquoise Hill Resources Ltd.	1,830,492	3,065
	Enbridge Inc. (New York Shares)	36,000	1,318
	Barrick Gold Corp.	65,706	880
	Brookfield Asset Management Inc. Class A	6,899	297
	ARC Resources Ltd.	975	7
	Crescent Point Energy Corp.	873	3
			2,230,684
Chile (0.3%)
	Empresas COPEC SA	870,178	11,951
	SACI Falabella	1,310,569	10,528
	Banco de Chile	49,588,174	7,868
	Enel Americas SA ADR	739,689	7,648
	Empresas CMPC SA	2,041,024	7,379
	Banco Santander Chile ADR	226,307	7,319
	Latam Airlines Group SA	552,361	6,588
^	Sociedad Quimica y Minera de Chile SA ADR	136,455	5,821
	Banco de Credito e Inversiones SA	75,699	5,397
	Cencosud SA	2,434,131	4,919
	Cia Cervecerias Unidas SA	265,975	3,617
	Itau CorpBanca	308,343,287	3,099
	Aguas Andinas SA Class A	4,926,765	2,912
	Enel Americas SA	14,064,245	2,871
	Colbun SA	12,385,581	2,812
	Parque Arauco SA	1,018,325	2,796
	Empresa Nacional de Telecomunicaciones SA	258,324	2,489
	Enel Chile SA	21,704,937	2,287
	Enel Chile SA ADR	380,187	2,064
	Banco Santander Chile	22,088,399	1,782
	Engie Energia Chile SA	869,081	1,750
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	1,710
	AES Gener SA	4,708,715	1,428
	Embotelladora Andina SA Preference Shares	341,518	1,323
	Plaza SA	511,407	1,181
	SONDA SA	17,870	31
			109,570
China (7.4%)
	Tencent Holdings Ltd.	10,305,021	458,724
*	Alibaba Group Holding Ltd. ADR	2,177,424	366,874
	China Construction Bank Corp.	161,473,544	145,456
	Industrial & Commercial Bank of China Ltd.	141,261,640	109,741
	China Mobile Ltd.	9,565,067	100,599
	Ping An Insurance Group Co. of China Ltd.	9,020,189	87,817
*	Baidu Inc. ADR	500,809	86,455
	Bank of China Ltd.	137,099,788	63,743
	CNOOC Ltd.	28,755,400	48,062
	China Petroleum & Chemical Corp.	46,195,284	38,628
*	JD.com Inc. ADR	1,439,704	35,777
	China Life Insurance Co. Ltd.	13,495,341	33,512
	NetEase Inc. ADR	131,381	33,099

	China Merchants Bank Co. Ltd.	6,798,320	29,972
	Agricultural Bank of China Ltd.	55,410,233	26,234
	China Overseas Land & Investment Ltd.	6,931,820	26,148
	PetroChina Co. Ltd.	37,625,234	24,284
*	Ctrip.com International Ltd. ADR	688,270	22,919
*	New Oriental Education & Technology Group Inc. ADR	248,202	19,121
	China Resources Land Ltd.	4,858,214	18,956
	Country Garden Holdings Co. Ltd.	13,318,756	18,932
*	TAL Education Group ADR	574,701	17,833
	China Pacific Insurance Group Co. Ltd.	4,684,295	16,495
	Sunac China Holdings Ltd.	3,953,164	15,745
	China Shenhua Energy Co. Ltd.	6,182,388	15,735
	Shenzhou International Group Holdings Ltd.	1,319,915	15,542
	Geely Automobile Holdings Ltd.	8,780,610	14,939
*,2	China Tower Corp. Ltd.	64,070,342	13,759
	China Telecom Corp. Ltd.	25,257,541	13,713
	CITIC Ltd.	9,012,275	13,652
	CSPC Pharmaceutical Group Ltd.	7,847,115	13,538
	ENN Energy Holdings Ltd.	1,370,912	13,130
	PICC Property & Casualty Co. Ltd.	12,174,594	12,608
	China Unicom Hong Kong Ltd.	10,954,713	12,548
	Bank of Communications Co. Ltd.	14,563,925	12,380
^	China Evergrande Group	3,911,377	12,337
	Anhui Conch Cement Co. Ltd.	2,166,655	11,815
	Sunny Optical Technology Group Co. Ltd.	1,179,019	11,701
	ANTA Sports Products Ltd.	2,144,368	11,093
*	58.com Inc. ADR	173,420	10,995
	Hengan International Group Co. Ltd.	1,319,808	10,325
	Guangdong Investment Ltd.	5,361,851	10,239
	ZTO Express Cayman Inc. ADR	592,329	10,141
	China Resources Beer Holdings Co. Ltd.	2,881,860	10,129
^	China Conch Venture Holdings Ltd.	3,022,369	10,108
	China CITIC Bank Corp. Ltd.	15,447,362	10,064
	Lenovo Group Ltd.	13,576,802	9,912
	Sino Biopharmaceutical Ltd.	11,644,902	9,851
	China Vanke Co. Ltd.	2,417,998	9,805
	Longfor Group Holdings Ltd.	3,016,934	9,401
	China Gas Holdings Ltd.	2,941,715	9,390
	China Minsheng Banking Corp. Ltd.	12,250,233	9,385
	CITIC Securities Co. Ltd.	4,275,490	8,753
	Sinopharm Group Co. Ltd.	1,902,103	8,501
	China Communications Construction Co. Ltd.	8,147,026	8,175
*	BeiGene Ltd. ADR	59,430	7,695
*,2	Wuxi Biologics Cayman Inc.	866,524	7,493
	CRRC Corp. Ltd.	7,409,053	7,465
^	BYD Co. Ltd.	1,253,355	7,418
	China Taiping Insurance Holdings Co. Ltd.	2,653,964	7,326
*	Autohome Inc. ADR	100,130	7,247
	New China Life Insurance Co. Ltd.	1,676,438	7,138
	Haitong Securities Co. Ltd.	6,252,193	7,077
	Haier Electronics Group Co. Ltd.	2,435,646	6,997
	China Resources Power Holdings Co. Ltd.	3,446,409	6,908
	China Railway Group Ltd.	7,342,352	6,876
*	SINA Corp.	109,630	6,733
	China Everbright International Ltd.	6,585,362	6,650
	Guangzhou Automobile Group Co. Ltd.	5,887,847	6,395
	Fosun International Ltd.	4,199,635	6,301

2	People’s Insurance Co. Group of China Ltd.	15,013,161	6,237
*	Alibaba Health Information Technology Ltd.	6,739,236	6,210
	Shimao Property Holdings Ltd.	2,165,128	6,166
*,^	Meituan Dianping Class B	897,313	6,144
*	Vipshop Holdings Ltd. ADR	797,171	6,130
2	Postal Savings Bank of China Co. Ltd.	10,581,000	5,954
2	Huatai Securities Co. Ltd.	3,134,775	5,869
	China Resources Gas Group Ltd.	1,486,547	5,850
	Huazhu Group Ltd. ADR	183,544	5,827
	China National Building Material Co. Ltd.	7,124,272	5,685
*	Weibo Corp. ADR	93,369	5,664
2	CGN Power Co. Ltd.	20,834,267	5,452
	Kunlun Energy Co. Ltd.	5,081,523	5,429
	Beijing Enterprises Holdings Ltd.	945,481	5,375
	China Jinmao Holdings Group Ltd.	10,538,005	5,349
*	Momo Inc. ADR	174,217	5,301
	Dongfeng Motor Group Co. Ltd.	4,990,627	5,232
*	YY Inc. ADR	74,900	5,200
	Zhuzhou CRRC Times Electric Co. Ltd.	927,909	5,162
	Huaneng Power International Inc.	8,203,982	5,157
	TravelSky Technology Ltd.	1,854,703	5,038
	China Railway Construction Corp. Ltd.	3,603,245	5,004
*,^	iQIYI Inc. ADR	241,272	4,854
	Brilliance China Automotive Holdings Ltd.	4,892,396	4,632
*,^	Pinduoduo Inc. ADR	157,426	4,598
	Weichai Power Co. Ltd.	3,406,438	4,597
	China Longyuan Power Group Corp. Ltd.	6,120,785	4,582
	China Cinda Asset Management Co. Ltd.	17,702,693	4,581
	China Merchants Port Holdings Co. Ltd.	2,246,031	4,454
	China Communications Services Corp. Ltd.	4,725,612	4,436
	Beijing Enterprises Water Group Ltd.	7,632,280	4,419
2	China Resources Pharmaceutical Group Ltd.	3,075,000	4,385
*,^,2	Xiaomi Corp. Class B	3,436,554	4,355
*	Alibaba Pictures Group Ltd.	24,418,648	4,244
	Kingboard Holdings Ltd.	1,206,048	4,244
	China Resources Cement Holdings Ltd.	4,001,334	4,064
	CIFI Holdings Group Co. Ltd.	6,134,000	4,059
	Yangzijiang Shipbuilding Holdings Ltd.	3,876,745	4,052
	Far East Horizon Ltd.	3,881,070	4,012
	Zijin Mining Group Co. Ltd.	10,489,955	3,937
^	Great Wall Motor Co. Ltd.	5,744,303	3,911
2	3SBio Inc.	2,319,075	3,885
	Guangzhou R&F Properties Co. Ltd.	1,919,933	3,830
	GF Securities Co. Ltd.	2,665,226	3,828
*	Li Ning Co. Ltd.	2,970,617	3,655
2	China Huarong Asset Management Co. Ltd.	17,944,874	3,654
2	China Galaxy Securities Co. Ltd.	6,841,777	3,551
^,2	China International Capital Corp. Ltd.	1,728,326	3,465
	Agile Group Holdings Ltd.	2,577,637	3,425
	Sinopec Shanghai Petrochemical Co. Ltd.	7,202,331	3,422
	Yanzhou Coal Mining Co. Ltd.	3,700,246	3,402
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,591,477	3,396
2	Fuyao Glass Industry Group Co. Ltd.	968,310	3,377
	China Oilfield Services Ltd.	3,396,300	3,366
	Jiangsu Expressway Co. Ltd.	2,244,544	3,250
	Nine Dragons Paper Holdings Ltd.	3,170,292	3,240
	COSCO SHIPPING Ports Ltd.	3,089,985	3,225

	Tsingtao Brewery Co. Ltd.	722,108	3,178
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,026,746	3,144
	Air China Ltd.	3,134,115	3,138
	China State Construction International Holdings Ltd.	3,236,567	3,086
2	Guotai Junan Securities Co. Ltd.	1,437,600	3,076
^	Fullshare Holdings Ltd.	13,369,594	3,037
	AviChina Industry & Technology Co. Ltd.	4,548,954	3,035
	China Molybdenum Co. Ltd.	7,319,571	2,982
*	51job Inc. ADR	42,500	2,960
	Shenzhen International Holdings Ltd.	1,509,089	2,932
	Beijing Capital International Airport Co. Ltd.	3,108,557	2,916
	ZTE Corp.	1,413,388	2,866
	Kingsoft Corp. Ltd.	1,491,944	2,858
	China Reinsurance Group Corp.	12,502,576	2,825
	Chongqing Rural Commercial Bank Co. Ltd.	4,824,070	2,802
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,207,794	2,747
	Jiangxi Copper Co. Ltd.	2,134,248	2,713
	Lee & Man Paper Manufacturing Ltd.	2,984,743	2,670
	China Everbright Ltd.	1,414,465	2,669
	Zhejiang Expressway Co. Ltd.	2,481,267	2,555
	China Everbright Bank Co. Ltd.	5,257,872	2,538
	Huaneng Renewables Corp. Ltd.	8,713,075	2,513
*	Aluminum Corp. of China Ltd.	6,699,377	2,474
2	Sinopec Engineering Group Co. Ltd.	2,499,381	2,457
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,101,854	2,443
	Sino-Ocean Group Holding Ltd.	4,966,254	2,441
2	Dali Foods Group Co. Ltd.	3,553,697	2,424
	Future Land Development Holdings Ltd.	2,842,000	2,408
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,850,328	2,388
	China Southern Airlines Co. Ltd.	3,277,017	2,348
	Logan Property Holdings Co. Ltd.	1,722,000	2,344
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,714,195	2,337
	Haitian International Holdings Ltd.	992,063	2,285
*	GDS Holdings Ltd. ADR	80,300	2,280
*	Country Garden Services Holdings Co. Ltd.	1,466,293	2,271
*	Genscript Biotech Corp.	1,436,000	2,227
	China Medical System Holdings Ltd.	2,131,715	2,218
	KWG Group Holdings Ltd.	2,165,909	2,144
^,2	China Merchants Securities Co. Ltd.	1,548,200	2,125
	Yuexiu Property Co. Ltd.	10,910,772	2,121
2	China Railway Signal & Communication Corp. Ltd.	2,663,068	2,113
	Sinotruk Hong Kong Ltd.	1,134,699	2,102
2	Luye Pharma Group Ltd.	2,789,930	2,085
	China Power International Development Ltd.	7,499,691	1,935
	Zhongsheng Group Holdings Ltd.	1,071,048	1,929
*,^	GOME Retail Holdings Ltd.	21,740,203	1,892
*,^,2	China Literature Ltd.	379,000	1,873
	Shenzhen Investment Ltd.	5,368,281	1,873
	Zhaojin Mining Industry Co. Ltd.	1,777,048	1,865
	Kingboard Laminates Holdings Ltd.	1,730,370	1,791
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	457,398	1,769
2	Legend Holdings Corp.	660,170	1,727
*	COSCO SHIPPING Holdings Co. Ltd.	4,211,660	1,708
	Shanghai Electric Group Co. Ltd.	4,869,316	1,703
*	GCL-Poly Energy Holdings Ltd.	21,341,024	1,694
	China Eastern Airlines Corp. Ltd.	2,713,145	1,671
	Guangshen Railway Co. Ltd.	4,004,327	1,666

	BYD Electronic International Co. Ltd.	1,343,500	1,665
	Shanghai Industrial Holdings Ltd.	782,587	1,648
	Sinotrans Ltd.	3,559,860	1,639
2	BAIC Motor Corp. Ltd.	2,474,692	1,615
*,^	Health & Happiness H&H International Holdings Ltd.	258,876	1,577
	Shenzhen Expressway Co. Ltd.	1,375,216	1,560
	China Coal Energy Co. Ltd.	3,589,638	1,516
	Sihuan Pharmaceutical Holdings Group Ltd.	6,909,000	1,459
	Maanshan Iron & Steel Co. Ltd.	2,989,903	1,435
	Angang Steel Co. Ltd.	1,855,537	1,396
	BBMG Corp.	4,032,760	1,383
	Metallurgical Corp. of China Ltd.	4,915,562	1,348
*,^,2	Ping An Healthcare and Technology Co. Ltd.	282,900	1,340
	Poly Property Group Co. Ltd.	3,723,998	1,320
	Huadian Power International Corp. Ltd.	2,800,361	1,304
*	SOHO China Ltd.	3,172,994	1,287
	China Agri-Industries Holdings Ltd.	3,592,447	1,279
	Datang International Power Generation Co. Ltd.	4,780,668	1,248
	COSCO SHIPPING Energy Transportation Co. Ltd.	2,185,196	1,243
	Lao Feng Xiang Co. Ltd. Class B	347,021	1,189
	Greentown China Holdings Ltd.	1,314,020	1,175
	China Zhongwang Holdings Ltd.	2,321,876	1,168
*,2	Qingdao Port International Co. Ltd.	1,871,000	1,166
	Xinjiang Goldwind Science & Technology Co. Ltd.	964,621	1,162
^,2	CSC Financial Co. Ltd.	1,557,500	1,151
	Anhui Gujing Distillery Co. Ltd. Class B	207,439	1,143
^	Shandong Chenming Paper Holdings Ltd.	1,873,811	1,096
*,2	Meitu Inc.	3,155,000	1,079
*,^	HengTen Networks Group Ltd.	32,480,941	1,056
	China BlueChemical Ltd.	3,179,895	1,037
	Yanlord Land Group Ltd.	1,089,100	1,030
	China Dongxiang Group Co. Ltd.	6,609,598	1,005
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	997
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,914,864	996
^,2	Orient Securities Co. Ltd.	1,397,600	984
	Jiayuan International Group Ltd.	2,022,000	975
*	CAR Inc.	1,160,492	967
	Hopson Development Holdings Ltd.	1,046,475	960
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	2,192,481	892
*	Jiangxi Bank Co. Ltd.	1,039,500	856
	CIMC Enric Holdings Ltd.	968,225	844
2	Red Star Macalline Group Corp. Ltd.	886,080	829
	Bosideng International Holdings Ltd.	4,325,541	828
	Landing International Development Ltd.	2,490,000	823
	China International Marine Containers Group Co. Ltd.	747,489	801
	China Machinery Engineering Corp.	1,583,516	780
	China South City Holdings Ltd.	5,066,311	765
	Dazhong Transportation Group Co. Ltd. Class B	1,641,948	749
	Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	732
*	COSCO SHIPPING Development Co. Ltd.	6,273,407	724
	Shanghai Baosight Software Co. Ltd. Class B	387,642	698
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	694
	Shandong Chenming Paper Holdings Ltd. Class B	1,279,650	694
	Guangdong Electric Power Development Co. Ltd. Class B	2,142,591	693
	Livzon Pharmaceutical Group Inc.	211,666	681
	Weifu High-Technology Group Co. Ltd. Class B	347,462	651
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	365,578	624

	Beijing Jingneng Clean Energy Co. Ltd.	2,736,885	598
*	Sinopec Oilfield Service Corp.	6,688,643	573
	Xinhua Winshare Publishing and Media Co. Ltd.	768,000	554
	CSG Holding Co. Ltd. Class B	1,739,237	550
	Anhui Expressway Co. Ltd.	857,659	548
*,§,2	Tianhe Chemicals Group Ltd.	3,538,329	528
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	263,015	527
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	468,037	521
	Sichuan Expressway Co. Ltd.	1,539,487	494
	China Foods Ltd.	1,206,843	489
*	Dongfang Electric Corp. Ltd.	626,095	468
	Central China Securities Co. Ltd.	1,920,000	442
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	434
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	339,821	420
	BOE Technology Group Co. Ltd. Class B	1,542,620	409
*,§	Hanergy Thin Film Power Group Ltd.	14,742,000	396
	Dalian Port PDA Co. Ltd.	2,973,103	395
^	CITIC Resources Holdings Ltd.	4,332,222	383
	Shanghai Huayi Group Co. Ltd. Class B	421,647	372
2	Everbright Securities Co. Ltd.	401,600	359
*	Sinofert Holdings Ltd.	2,969,208	349
	Beijing North Star Co. Ltd.	1,163,223	342
	China National Accord Medicines Corp. Ltd. Class B	95,230	328
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	324
	Shanghai Haixin Group Co. Class B	723,546	321
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,060	308
	Shanghai Bailian Group Co. Ltd. Class B	304,123	294
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	275,140	267
	Foshan Electrical and Lighting Co. Ltd. Class B	532,374	245
*	Tianjin Capital Environmental Protection Group Co. Ltd.	558,838	222
*	China Minsheng Financial Holding Corp. Ltd.	8,067,907	199
*	Huadian Energy Co. Ltd. Class B	750,601	193
	Bengang Steel Plates Co. Ltd. Class B	637,300	169
*	Renhe Commercial Holdings Co. Ltd.	4,356,355	167
	Jiangling Motors Corp. Ltd. Class B	163,283	158
	Jinzhou Port Co. Ltd. Class B	370,560	137
2	Shengjing Bank Co. Ltd.	247,264	109
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	28,423	98
*	Sogou Inc. ADR	8,900	57
*,2	Yixin Group Ltd.	152,500	39
	Golden Eagle Retail Group Ltd.	928	1
*,^,§	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
			2,778,445
Colombia (0.1%)
	Bancolombia SA ADR	214,590	9,571
	Ecopetrol SA	5,845,448	5,497
	Bancolombia SA	463,669	4,979
	Grupo de Inversiones Suramericana SA	435,392	4,835
	Interconexion Electrica SA ESP	792,656	3,554
	Ecopetrol SA ADR	132,231	2,493
	Grupo Aval Acciones y Valores Preference Shares	6,948,485	2,394
	Grupo de Inversiones Suramericana SA Preference Shares	157,045	1,673
	Almacenes Exito SA	341,229	1,550
	Corp Financiera Colombiana SA	169,780	1,039
*	CEMEX Latam Holdings SA	250,747	352
	Bancolombia SA Preference Shares	11,063	122
	Cementos Argos SA	2,122	5

	Cementos Argos SA Preference Shares	503	1
			38,065
Czech Republic (0.0%)
	CEZ AS	291,835	7,367
	Komercni banka as	133,622	5,388
2	Moneta Money Bank AS	995,976	3,388
	O2 Czech Republic AS	79,201	859
	Philip Morris CR AS	1,293	831
			17,833
Denmark (1.1%)
	Novo Nordisk A/S Class B	3,069,721	143,866
	Vestas Wind Systems A/S	361,663	29,896
	DSV A/S	326,895	26,089
	Coloplast A/S Class B	241,745	22,083
	Danske Bank A/S	1,179,678	21,856
	Carlsberg A/S Class B	190,896	21,855
2	Orsted A/S	267,872	19,357
	Chr Hansen Holding A/S	177,944	16,899
	Novozymes A/S	376,263	15,734
	AP Moller - Maersk A/S Class B	11,529	15,419
*	Genmab A/S	99,245	14,467
	GN Store Nord A/S	248,462	10,710
	AP Moller - Maersk A/S Class A	8,127	10,146
	ISS A/S	332,544	9,425
	Pandora A/S	181,660	7,889
	Ambu A/S Class B	294,781	7,853
*	William Demant Holding A/S	197,709	6,246
	Tryg A/S	225,252	5,747
	H Lundbeck A/S	107,809	4,734
	Jyske Bank A/S	113,487	4,257
	Rockwool International A/S Class B	11,364	3,048
			417,576
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,958,129	9,188
	Eastern Tobacco	1,778,143	1,695
	ElSewedy Electric Co.	1,263,180	1,263
*	Egyptian Financial Group-Hermes Holding Co.	1,184,793	1,146
	Talaat Moustafa Group	1,678,468	1,081
*	Global Telecom Holding SAE	3,842,768	975
	Egypt Kuwait Holding Co. SAE	758,841	957
	Telecom Egypt Co.	582,348	460
	Abou Kir Fertilizers & Chemical Industries	313,100	413
			17,178
Finland (0.9%)
	Nokia Oyj	10,153,563	64,147
*	Nordea Bank Abp (Swiss Shares)	5,560,372	50,606
	Sampo Oyj Class A	882,734	40,443
	Kone Oyj Class B	701,976	34,133
	UPM-Kymmene Oyj	980,679	28,481
	Neste Oyj	249,834	22,890
	Fortum Oyj	774,810	17,610
	Stora Enso Oyj	1,033,112	13,898
	Wartsila Oyj Abp	831,479	13,577
	Elisa Oyj	258,407	10,811
	Nokian Renkaat Oyj	244,689	8,141
	Kesko Oyj Class B	119,458	6,874

	Orion Oyj Class B	183,810	6,498
	Huhtamaki Oyj	167,685	5,527
	Metso Oyj	186,863	5,497
*	Nordea Bank Abp (Helsinki Shares)	155,972	1,423
			330,556
France (6.8%)
	TOTAL SA	4,536,320	248,688
	Sanofi	1,958,126	170,198
	LVMH Moet Hennessy Louis Vuitton SE	447,946	143,703
	Airbus SE	992,221	114,365
	BNP Paribas SA	1,953,255	92,050
	AXA SA	3,464,153	80,335
	Safran SA	597,902	78,559
	Danone SA	1,076,377	78,331
	Vinci SA	833,417	73,333
	Kering SA	133,978	67,194
^	EssilorLuxottica SA	521,710	66,090
	Schneider Electric SE	922,591	65,617
	Pernod Ricard SA	380,285	63,095
	Air Liquide SA	512,386	62,204
	L’Oreal SA	243,354	58,655
	Orange SA	3,453,756	53,570
	Engie SA	2,960,430	47,460
	L’Oreal SA Loyalty Line	190,657	45,954
	Vivendi SA	1,729,378	44,098
	Societe Generale SA	1,296,964	40,439
	Cie Generale des Etablissements Michelin SCA	317,412	34,478
	Hermes International	55,492	33,256
	Capgemini SE	280,036	30,926
	Cie de Saint-Gobain	893,950	30,849
	Dassault Systemes SE	236,329	29,620
	Air Liquide SA (Prime de fidelite)	243,101	29,513
	Legrand SA	486,402	28,818
	Peugeot SA	981,468	24,689
	Renault SA	332,555	23,533
	Credit Agricole SA	2,046,084	23,369
	Publicis Groupe SA	379,949	23,200
	Thales SA	179,397	19,840
	Carrefour SA	1,000,021	19,776
	TechnipFMC plc	818,643	19,014
	Veolia Environnement SA	895,392	18,916
	STMicroelectronics NV	1,125,291	17,953
	Teleperformance	103,667	17,841
	Edenred	423,868	17,166
^	Sodexo SA	157,099	16,354
	Accor SA	373,338	16,237
	Atos SE	166,320	15,165
	Gecina SA	95,986	14,106
*	Ubisoft Entertainment SA	152,125	13,501
	Valeo SA	427,344	13,369
	Electricite de France SA Loyalty Line	789,412	13,067
	Bouygues SA	366,392	12,968
	SES SA Class A	631,366	12,868
	Eiffage SA	135,565	12,701
	Arkema SA	132,931	12,595
	Klepierre SA	362,072	12,408
	Getlink SE	824,219	12,054

	SCOR SE	282,258	11,877
	Alstom SA	277,743	11,174
	Bureau Veritas SA	501,982	11,152
	Aeroports de Paris	50,836	9,725
	Rubis SCA	153,424	9,158
	Suez	661,357	8,476
	Covivio	80,724	8,251
	Orpea	82,502	8,179
	Eurofins Scientific SE	20,208	8,121
	Ipsen SA	62,928	7,919
	Natixis SA	1,512,367	7,753
	Bollore SA	1,822,492	7,518
	CNP Assurances	290,376	6,597
	Eurazeo SE	87,588	6,510
	Eutelsat Communications SA	303,909	6,445
	Dassault Aviation SA	4,260	6,334
	Wendel SA	51,364	6,259
	Rexel SA	538,588	6,141
	Ingenico Group SA	109,936	5,992
	SEB SA	38,365	5,883
2	Amundi SA	100,420	5,778
	Faurecia SA	130,135	5,693
	Lagardere SCA	214,996	5,618
	Elis SA	337,160	5,454
	Remy Cointreau SA	46,416	5,390
	BioMerieux	74,939	5,291
	Iliad SA	43,428	4,972
	ICADE	58,938	4,963
^	Casino Guichard Perrachon SA	100,111	4,926
*	Air France-KLM	382,503	4,812
	Sartorius Stedim Biotech	42,968	4,736
	Societe BIC SA	46,728	4,680
	JCDecaux SA	133,217	3,947
*,2	Worldline SA	72,747	3,901
	Imerys SA	64,454	3,396
	Cie Plastic Omnium SA	96,547	2,655
2	ALD SA	142,828	2,073
	Electricite de France SA	102,414	1,695
	SEB SA Loyalty Line	9,727	1,492
2	Elior Group SA	472	7
			2,555,031
Germany (5.8%)
	SAP SE	1,751,528	181,119
	Allianz SE	764,137	162,130
	Siemens AG	1,384,763	152,045
	Bayer AG	1,687,799	127,929
	BASF SE	1,661,018	121,683
	Deutsche Telekom AG	5,841,791	94,993
	Daimler AG	1,553,411	92,023
	adidas AG	341,707	81,307
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	270,399	60,343
	Volkswagen AG Preference Shares	332,336	56,686
	Deutsche Post AG	1,764,453	52,116
	Bayerische Motoren Werke AG	576,656	48,584
	Vonovia SE	939,667	47,227
	Infineon Technologies AG	2,026,801	45,083
	Deutsche Boerse AG	337,688	44,963

	E.ON SE	3,914,896	43,520
	Fresenius SE & Co. KGaA	732,047	37,957
	Wirecard AG	207,350	34,383
	Deutsche Bank AG	3,686,242	32,768
	Deutsche Wohnen SE	643,712	32,158
	Continental AG	196,433	31,044
	Henkel AG & Co. KGaA Preference Shares	317,267	30,881
	Fresenius Medical Care AG & Co. KGaA	386,272	28,411
	Merck KGaA	232,207	24,382
	RWE AG	873,739	21,732
	MTU Aero Engines AG	93,571	20,178
	HeidelbergCement AG	269,767	18,681
	Beiersdorf AG	184,876	18,507
	Symrise AG	221,868	18,429
2	Covestro AG	323,118	17,856
	Porsche Automobil Holding SE Preference Shares	272,649	17,730
	Henkel AG & Co. KGaA	184,161	16,881
	Hannover Rueck SE	109,513	15,807
*	thyssenkrupp AG	857,036	15,231
*	QIAGEN NV	400,729	14,801
	LEG Immobilien AG	117,902	13,850
*	Commerzbank AG	1,875,883	13,502
	Brenntag AG	284,783	13,484
	Deutsche Lufthansa AG	431,063	10,883
*	Aroundtown SA	1,218,026	10,774
	Uniper SE	362,775	10,519
	Volkswagen AG	55,711	9,719
	LANXESS AG	169,372	9,322
*,2	Siemens Healthineers AG	235,827	9,306
	Sartorius AG Preference Shares	61,515	9,234
2	Scout24 AG	192,240	9,038
	GEA Group AG	310,075	8,543
	HUGO BOSS AG	116,730	8,370
	Evonik Industries AG	303,060	8,288
	United Internet AG	208,373	8,268
	Rheinmetall AG	79,531	8,261
	Puma SE	14,713	8,200
*	Knorr-Bremse AG	78,706	7,788
	Bayerische Motoren Werke AG Preference Shares	102,464	7,573
*,2	Zalando SE	247,314	7,546
	ProSiebenSat.1 Media SE	408,475	7,292
	KION Group AG	124,573	7,193
*,2	Delivery Hero SE	191,574	7,076
	OSRAM Licht AG	160,877	6,846
	K&S AG	343,956	6,698
	Carl Zeiss Meditec AG	66,081	5,998
	Fuchs Petrolub SE Preference Shares	119,152	5,589
2	Innogy SE (Ordinary Shares)	115,601	5,477
	HOCHTIEF AG	36,441	5,450
	Fraport AG Frankfurt Airport Services Worldwide	66,567	5,261
	METRO AG	306,094	5,180
	Axel Springer SE	83,350	5,103
*	Innogy SE	109,720	4,698
	GRENKE AG	49,388	4,541
	Telefonica Deutschland Holding AG	1,227,655	4,304
	RWE AG Preference Shares	170,420	4,183
	RTL Group SA	73,645	4,028

	Hella GmbH & Co. KGaA	85,540	3,891
	Rational AG	5,807	3,643
	MAN SE	34,977	3,616
	TUI AG	232,404	3,541
	1&1 Drillisch AG	82,256	3,422
	Fielmann AG	46,584	3,163
	FUCHS PETROLUB SE	68,140	2,992
	Wacker Chemie AG	28,123	2,975
*,2	Rocket Internet SE	114,107	2,880
	Talanx AG	74,007	2,750
	Suedzucker AG	136,549	2,220
*,2	DWS Group GmbH & Co. KGaA	67,224	1,809
	CECONOMY AG	361,954	1,700
2	Hapag-Lloyd AG	46,141	1,165
			2,186,720
Greece (0.1%)
	Hellenic Telecommunications Organization SA	484,150	6,063
	OPAP SA	398,283	3,897
	JUMBO SA	185,215	3,027
*	Alpha Bank AE	2,529,603	2,538
	Motor Oil Hellas Corinth Refineries SA	98,984	2,469
*	Eurobank Ergasias SA	3,101,928	1,941
	Mytilineos Holdings SA	180,043	1,701
	Titan Cement Co. SA	68,793	1,545
	National Bank of Greece SA	930,253	1,046
	Hellenic Petroleum SA	98,872	870
*,§	FF Group	60,219	331
*	Piraeus Bank SA	497,967	327
			25,755
Hong Kong (2.7%)
	AIA Group Ltd.	21,886,052	197,620
	Hong Kong Exchanges & Clearing Ltd.	2,243,871	70,209
	CK Hutchison Holdings Ltd.	4,839,610	48,876
	Sun Hung Kai Properties Ltd.	2,543,533	42,662
	Link REIT	3,812,960	41,913
	CK Asset Holdings Ltd.	4,861,074	40,924
	Hong Kong & China Gas Co. Ltd.	16,221,714	35,251
	CLP Holdings Ltd.	2,976,439	34,667
	Hang Seng Bank Ltd.	1,312,766	30,203
	Galaxy Entertainment Group Ltd.	3,836,309	26,711
	Jardine Matheson Holdings Ltd.	379,992	25,419
	BOC Hong Kong Holdings Ltd.	6,472,196	25,008
	Sands China Ltd.	4,303,408	20,645
	New World Development Co. Ltd.	10,405,840	16,412
	Power Assets Holdings Ltd.	2,397,616	16,152
	China Mengniu Dairy Co. Ltd.	4,851,849	15,028
	Hongkong Land Holdings Ltd.	2,065,291	14,857
	Wharf Real Estate Investment Co. Ltd.	2,169,472	14,841
	MTR Corp. Ltd.	2,529,842	14,149
	Techtronic Industries Co. Ltd.	2,256,888	13,175
2	WH Group Ltd.	15,096,923	12,946
	Jardine Strategic Holdings Ltd.	329,647	12,637
	Henderson Land Development Co. Ltd.	2,100,304	11,940
	Swire Pacific Ltd. Class A	911,817	10,799
	Sino Land Co. Ltd.	5,638,374	10,139
	Wheelock & Co. Ltd.	1,541,113	9,879

	CK Infrastructure Holdings Ltd.	1,129,318	9,118
	Want Want China Holdings Ltd.	10,343,382	8,382
	Hang Lung Properties Ltd.	3,813,742	8,351
	AAC Technologies Holdings Inc.	1,272,449	7,986
	Bank of East Asia Ltd.	2,285,915	7,711
	Swire Properties Ltd.	1,858,468	7,254
2	Samsonite International SA	2,352,658	6,997
	Wharf Holdings Ltd.	2,184,752	6,603
	Wynn Macau Ltd.	2,669,484	6,553
	NWS Holdings Ltd.	2,633,043	6,022
	Hysan Development Co. Ltd.	1,114,530	5,800
	ASM Pacific Technology Ltd.	526,894	5,677
	Dairy Farm International Holdings Ltd.	561,500	5,081
*,^	Semiconductor Manufacturing International Corp.	5,258,417	4,969
	Tingyi Cayman Islands Holding Corp.	3,418,119	4,760
	Hopewell Holdings Ltd.	1,010,568	4,660
	Xinyi Glass Holdings Ltd.	3,784,685	4,610
	Kerry Properties Ltd.	1,102,665	4,580
	PCCW Ltd.	7,655,207	4,557
	Hang Lung Group Ltd.	1,529,967	4,496
	Minth Group Ltd.	1,269,490	4,442
	Yue Yuen Industrial Holdings Ltd.	1,298,228	4,428
	Sun Art Retail Group Ltd.	4,031,460	4,007
	SJM Holdings Ltd.	3,426,280	3,619
	Melco International Development Ltd.	1,366,504	3,207
2	BOC Aviation Ltd.	361,100	3,070
	PRADA SPA	885,158	2,929
	VTech Holdings Ltd.	298,690	2,853
	Swire Pacific Ltd. Class B	1,540,000	2,752
^	MGM China Holdings Ltd.	1,389,564	2,698
	Champion REIT	3,307,027	2,514
	Shangri-La Asia Ltd.	1,909,232	2,493
	Xinyi Solar Holdings Ltd.	5,499,662	2,313
	Great Eagle Holdings Ltd.	488,425	2,263
	Nexteer Automotive Group Ltd.	1,417,000	2,145
	First Pacific Co. Ltd.	4,580,253	1,987
	Uni-President China Holdings Ltd.	1,981,788	1,764
	Li & Fung Ltd.	9,960,956	1,693
	Cafe de Coral Holdings Ltd.	623,108	1,683
	Kerry Logistics Network Ltd.	1,052,924	1,651
	Chow Tai Fook Jewellery Group Ltd.	1,829,392	1,634
	Cathay Pacific Airways Ltd.	1,034,672	1,593
	Shui On Land Ltd.	5,985,885	1,483
	L’Occitane International SA	810,525	1,452
*	MMG Ltd.	3,920,000	1,445
	Haitong International Securities Group Ltd.	4,104,736	1,443
	Towngas China Co. Ltd.	1,792,806	1,429
	Dah Sing Financial Holdings Ltd.	254,584	1,411
	Shun Tak Holdings Ltd.	3,401,006	1,354
	China Travel International Investment Hong Kong Ltd.	4,667,542	1,352
	Johnson Electric Holdings Ltd.	580,622	1,323
	Shougang Fushan Resources Group Ltd.	6,027,352	1,282
	Lifestyle International Holdings Ltd.	843,563	1,274
	Dah Sing Banking Group Ltd.	622,444	1,218
	Television Broadcasts Ltd.	510,509	954
	Guotai Junan International Holdings Ltd.	5,238,228	920
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,139,886	848

2	FIT Hon Teng Ltd.	1,684,000	769
	SA Sa International Holdings Ltd.	1,903,621	726
	Huabao International Holdings Ltd.	1,401,000	641
*	FIH Mobile Ltd.	4,937,762	537
	Macau Legend Development Ltd.	2,657,006	462
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	83
*	Esprit Holdings Ltd.	30,790	6
	Kingston Financial Group Ltd.	5,258	2
			1,017,381
Hungary (0.1%)
	OTP Bank Nyrt	414,165	17,086
	MOL Hungarian Oil & Gas plc	759,653	9,114
	Richter Gedeon Nyrt	250,880	5,358
	Magyar Telekom Telecommunications plc	800,724	1,353
			32,911
India (2.4%)
	Housing Development Finance Corp. Ltd.	3,124,894	84,681
	Infosys Ltd. ADR	6,147,656	66,395
2	Reliance Industries Ltd. GDR	1,758,979	60,668
	Tata Consultancy Services Ltd.	1,635,013	46,379
	Reliance Industries Ltd.	2,060,505	35,692
*	Axis Bank Ltd.	3,274,191	33,360
	Hindustan Unilever Ltd.	1,285,745	31,874
	ITC Ltd.	5,334,708	20,928
	Maruti Suzuki India Ltd.	219,296	20,536
	HCL Technologies Ltd.	1,007,192	14,266
*	State Bank of India GDR	328,616	13,680
	Sun Pharmaceutical Industries Ltd.	1,974,831	11,789
	Bajaj Finance Ltd.	316,826	11,507
	Larsen & Toubro Ltd.	611,038	11,308
	Oil & Natural Gas Corp. Ltd.	5,627,617	11,202
	Mahindra & Mahindra Ltd.	1,105,188	10,600
	Asian Paints Ltd.	521,550	10,382
	Bharti Airtel Ltd.	2,344,824	10,109
	UltraTech Cement Ltd.	191,880	9,511
	Bharat Petroleum Corp. Ltd.	1,825,042	8,898
	Tech Mahindra Ltd.	852,648	8,798
	Vedanta Ltd.	3,067,942	8,563
	Coal India Ltd.	2,670,919	8,453
	Yes Bank Ltd.	3,065,336	8,416
	JSW Steel Ltd.	2,155,399	8,354
	Wipro Ltd. ADR	1,440,798	8,198
	Infosys Ltd.	774,767	8,165
	Titan Co. Ltd.	552,245	7,741
	Indian Oil Corp. Ltd.	3,939,026	7,603
	UPL Ltd.	652,332	7,233
	NTPC Ltd.	3,631,282	7,140
	Nestle India Ltd.	42,108	6,818
	Godrej Consumer Products Ltd.	676,249	6,745
	Hero MotoCorp Ltd.	177,943	6,555
	Eicher Motors Ltd.	24,193	6,485
	Bharti Infratel Ltd.	1,536,394	6,334
	Bajaj Finserv Ltd.	70,818	6,083
	Adani Ports & Special Economic Zone Ltd.	1,249,628	5,972
	Grasim Industries Ltd.	581,119	5,900
	Dabur India Ltd.	942,733	5,884

	Bajaj Auto Ltd.	153,882	5,539
	Indiabulls Housing Finance Ltd.	587,321	5,516
	Aurobindo Pharma Ltd.	485,600	5,388
	Zee Entertainment Enterprises Ltd.	954,314	5,116
	Hindalco Industries Ltd.	1,693,077	4,988
	Lupin Ltd.	402,153	4,958
*	Tata Motors Ltd.	1,875,842	4,819
*	Britannia Industries Ltd.	104,024	4,684
	GAIL India Ltd.	977,420	4,575
	Piramal Enterprises Ltd.	156,724	4,496
	Shriram Transport Finance Co. Ltd.	307,698	4,405
	Marico Ltd.	846,560	4,370
	Cipla Ltd.	597,973	4,357
	United Spirits Ltd.	551,754	4,199
	Ambuja Cements Ltd.	1,413,724	4,178
*,2	Avenue Supermarts Ltd.	215,330	4,175
	Havells India Ltd.	413,668	4,162
	Power Grid Corp. of India Ltd.	1,439,013	3,824
	Hindustan Petroleum Corp. Ltd.	1,107,501	3,654
	Tata Steel Ltd.	533,835	3,595
	Bosch Ltd.	13,364	3,549
	Pidilite Industries Ltd.	222,067	3,503
	Motherson Sumi Systems Ltd.	1,742,354	3,454
	Shree Cement Ltd.	15,350	3,393
2	ICICI Lombard General Insurance Co. Ltd.	264,338	3,280
	Mahindra & Mahindra Financial Services Ltd.	555,974	3,174
*,2	HDFC Life Insurance Co. Ltd.	593,727	3,112
	Dr Reddy’s Laboratories Ltd.	80,356	3,076
	Page Industries Ltd.	9,068	2,987
2	InterGlobe Aviation Ltd.	177,559	2,967
	LIC Housing Finance Ltd.	462,668	2,931
	Divi’s Laboratories Ltd.	136,924	2,905
	Wipro Ltd.	546,238	2,842
	Mphasis Ltd.	200,358	2,829
	Container Corp. Of India Ltd.	284,473	2,630
	Petronet LNG Ltd.	808,612	2,594
	United Breweries Ltd.	123,667	2,489
	Ashok Leyland Ltd.	2,158,200	2,475
*,2	SBI Life Insurance Co. Ltd.	285,736	2,397
	Dr Reddy’s Laboratories Ltd. ADR	62,480	2,386
2	ICICI Prudential Life Insurance Co. Ltd.	585,992	2,364
	IDFC First Bank Ltd.	3,690,150	2,355
	Siemens Ltd.	161,718	2,348
	Biocon Ltd.	255,789	2,340
*	Future Retail Ltd.	377,291	2,286
	Bharat Forge Ltd.	322,361	2,243
	Colgate-Palmolive India Ltd.	123,938	2,233
	Rajesh Exports Ltd.	258,864	2,210
	Glenmark Pharmaceuticals Ltd.	238,835	2,193
	REC Ltd.	1,245,597	2,191
	Oracle Financial Services Software Ltd.	37,063	1,984
	Cadila Healthcare Ltd.	421,892	1,897
*	Vodafone Idea Ltd.	4,468,915	1,894
	Bajaj Holdings & Investment Ltd.	45,821	1,837
	Berger Paints India Ltd.	401,967	1,806
	GlaxoSmithKline Consumer Healthcare Ltd.	17,417	1,801
	Torrent Pharmaceuticals Ltd.	69,899	1,791

	Tata Power Co. Ltd.	1,772,957	1,783
	NMDC Ltd.	1,295,247	1,771
	Power Finance Corp. Ltd.	1,196,719	1,748
	DLF Ltd.	726,985	1,694
	ABB India Ltd.	87,581	1,571
	ACC Ltd.	77,937	1,563
	L&T Finance Holdings Ltd.	824,926	1,532
	MRF Ltd.	1,762	1,522
*	State Bank of India	365,914	1,516
	Hindustan Zinc Ltd.	399,736	1,468
	NHPC Ltd.	4,122,098	1,452
*	Bank of Baroda	913,364	1,451
	Kansai Nerolac Paints Ltd.	222,509	1,399
	Bharat Heavy Electricals Ltd.	1,429,118	1,304
	Cummins India Ltd.	114,361	1,270
*	IDBI Bank Ltd.	1,616,516	1,263
*	Jindal Steel & Power Ltd.	652,354	1,246
2	Larsen & Toubro Infotech Ltd.	48,530	1,205
*,2	Bandhan Bank Ltd.	210,765	1,202
	Bharat Electronics Ltd.	965,480	1,140
*,§	Odisha Cement Ltd.	74,034	1,135
*	Steel Authority of India Ltd.	1,667,461	1,107
	Exide Industries Ltd.	345,047	1,104
	Sun TV Network Ltd.	145,168	1,085
	Oil India Ltd.	457,404	1,080
	Emami Ltd.	184,958	1,068
*	Adani Power Ltd.	1,602,077	1,032
*	Punjab National Bank	934,164	1,023
	Castrol India Ltd.	412,977	923
*	Canara Bank	257,142	909
	Adani Enterprises Ltd.	456,749	884
	Godrej Industries Ltd.	123,955	878
	Reliance Infrastructure Ltd.	223,617	848
*	Tata Motors Ltd. Class A	641,015	847
	Tata Communications Ltd.	120,373	842
*	GMR Infrastructure Ltd.	3,614,301	775
*	Bank of India	486,144	707
	Torrent Power Ltd.	194,270	677
*,2	HDFC Asset Management Co. Ltd.	35,020	673
*	JSW Energy Ltd.	664,223	627
	Reliance Capital Ltd.	212,625	582
	Vakrangee Ltd.	873,983	532
*	Union Bank of India	419,664	491
*	Adani Gas Ltd.	354,010	460
*	Wockhardt Ltd.	55,535	345
*	Reliance Power Ltd.	920,386	343
	Mangalore Refinery & Petrochemicals Ltd.	335,742	322
	GlaxoSmithKline Pharmaceuticals Ltd.	14,691	292
	IDFC Ltd.	491,794	275
*	Adani Green Energy Ltd.	53,598	27
*	CG Power and Industrial Solutions Ltd.	20,223	11
	Great Eastern Shipping Co. Ltd.	1,326	6
*	Reliance Communications Ltd.	33,677	6
			905,965
Indonesia (0.6%)
	Bank Central Asia Tbk PT	17,506,899	35,415
	Bank Rakyat Indonesia Persero Tbk PT	96,406,915	26,723

	Telekomunikasi Indonesia Persero Tbk PT	83,889,424	23,412
	Astra International Tbk PT	36,669,888	22,246
	Bank Mandiri Persero Tbk PT	33,741,672	18,083
	Bank Negara Indonesia Persero Tbk PT	13,582,687	8,862
	Unilever Indonesia Tbk PT	2,096,030	7,500
	Charoen Pokphand Indonesia Tbk PT	13,277,764	7,038
	United Tractors Tbk PT	2,746,012	5,064
	Gudang Garam Tbk PT	838,686	5,024
	Semen Indonesia Persero Tbk PT	5,251,949	4,773
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,739,500	4,438
	Indofood Sukses Makmur Tbk PT	7,878,905	4,382
	Hanjaya Mandala Sampoerna Tbk PT	15,717,400	4,312
	Kalbe Farma Tbk PT	32,532,837	3,729
	Bank Danamon Indonesia Tbk PT	5,669,127	3,697
	Perusahaan Gas Negara Persero Tbk	19,247,846	3,555
	Indocement Tunggal Prakarsa Tbk PT	2,428,798	3,348
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	3,199
	Adaro Energy Tbk PT	21,969,963	2,196
	Bukit Asam Tbk PT	6,907,955	2,137
	Matahari Department Store Tbk PT	4,043,500	2,033
	Jasa Marga Persero Tbk PT	3,751,819	1,328
	Surya Citra Media Tbk PT	9,572,279	1,295
*	Bumi Serpong Damai Tbk PT	12,776,740	1,221
	Tower Bersama Infrastructure Tbk PT	3,324,365	1,172
*	XL Axiata Tbk PT	6,217,150	965
*	Vale Indonesia Tbk PT	3,299,862	915
	Astra Agro Lestari Tbk PT	680,225	682
	Media Nusantara Citra Tbk PT	8,802,166	534
			209,278
Ireland (0.2%)
	Kerry Group plc Class A	261,625	26,714
	Kingspan Group plc	267,303	10,932
	Bank of Ireland Group plc	1,654,588	9,929
	Glanbia plc	360,326	6,886
	AIB Group plc	1,434,013	6,420
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			60,881
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	1,627,816	32,377
	Bank Leumi Le-Israel BM	2,694,478	17,814
	Bank Hapoalim BM	1,993,599	13,513
*	Nice Ltd.	110,242	12,154
	Israel Discount Bank Ltd. Class A	2,214,062	7,831
	Israel Chemicals Ltd.	1,257,134	7,297
	Elbit Systems Ltd.	43,696	5,413
	Mizrahi Tefahot Bank Ltd.	226,245	4,209
	Azrieli Group Ltd.	62,268	3,315
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,731,301	2,993
	Paz Oil Co. Ltd.	18,650	2,790
*	Tower Semiconductor Ltd.	167,508	2,501
	First International Bank Of Israel Ltd.	96,245	2,279
	Alony Hetz Properties & Investments Ltd.	172,919	1,831
	Israel Corp. Ltd.	6,309	1,820
	Delek Group Ltd.	9,939	1,734
	Strauss Group Ltd.	69,242	1,682
*	Airport City Ltd.	123,594	1,629

	Harel Insurance Investments & Financial Services Ltd.	200,671	1,400
	Shufersal Ltd.	189,490	1,337
	Phoenix Holdings Ltd.	226,181	1,272
	Gazit-Globe Ltd.	155,402	1,271
	Melisron Ltd.	27,271	1,256
*	Oil Refineries Ltd.	2,571,477	1,253
	Amot Investments Ltd.	209,336	1,104
*	Shikun & Binui Ltd.	335,390	613
	Migdal Insurance & Financial Holding Ltd.	528,473	484
*	Teva Pharmaceutical Industries Ltd. ADR	10,177	202
			133,374
Italy (1.6%)
	Enel SPA	14,000,639	84,620
	Eni SPA	4,474,380	75,868
	Intesa Sanpaolo SPA (Registered)	27,243,447	62,337
	UniCredit SPA	4,028,306	46,570
	Assicurazioni Generali SPA	2,350,833	41,157
*	Fiat Chrysler Automobiles NV	1,998,270	34,194
	Ferrari NV	227,665	28,347
	Atlantia SPA	967,220	22,893
	Snam SPA	4,069,798	19,435
	CNH Industrial NV	1,796,378	17,656
	Terna Rete Elettrica Nazionale SPA	2,603,877	16,048
	EXOR NV	192,970	12,337
	Moncler SPA	311,005	11,705
*	Telecom Italia SPA (Registered)	20,793,932	11,570
	Prysmian SPA	491,585	10,561
	Mediobanca Banca di Credito Finanziario SPA	1,083,538	9,443
	Davide Campari-Milano SPA	1,038,499	9,331
	Tenaris SA	643,914	8,088
	FinecoBank Banca Fineco SPA	713,379	7,757
2	Poste Italiane SPA	845,096	7,278
	Leonardo SPA	686,592	6,653
	Recordati SPA	176,063	6,380
	Italgas SPA	883,687	5,350
*	Banco BPM SPA	2,693,492	5,228
*,2	Pirelli & C SPA	792,253	5,178
	A2A SPA	2,713,773	4,952
*	Saipem SPA	1,029,716	4,895
	Unione di Banche Italiane SPA	1,807,179	4,637
	Telecom Italia SPA (Bearer)	9,232,830	4,518
	DiaSorin SPA	41,321	3,784
	UnipolSai Assicurazioni SPA	1,100,371	2,747
	Banca Mediolanum SPA	427,811	2,610
	Salvatore Ferragamo SPA	126,291	2,533
	Buzzi Unicem SPA	127,528	2,436
*,^	Mediaset SPA	595,491	1,957
	Parmalat SPA	331,656	1,082
	Buzzi Unicem SPA Saving Shares	67,265	820
			602,955
Japan (17.6%)
	Toyota Motor Corp.	4,563,491	280,883
	Mitsubishi UFJ Financial Group Inc.	22,836,259	122,492
	SoftBank Group Corp.	1,542,168	121,467
	Sony Corp.	2,285,690	114,529
	Takeda Pharmaceutical Co. Ltd.	2,429,679	98,094

	Honda Motor Co. Ltd.	3,137,929	94,207
	Sumitomo Mitsui Financial Group Inc.	2,388,130	88,843
	Keyence Corp.	162,574	83,663
	KDDI Corp.	3,213,964	80,300
	Mizuho Financial Group Inc.	45,797,258	75,170
	Central Japan Railway Co.	325,549	70,358
	Mitsubishi Corp.	2,323,163	68,088
	Shin-Etsu Chemical Co. Ltd.	736,001	62,057
	East Japan Railway Co.	665,116	61,623
	Kao Corp.	858,579	60,700
	Seven & i Holdings Co. Ltd.	1,392,619	60,639
	FANUC Corp.	351,417	59,770
	Tokio Marine Holdings Inc.	1,205,441	59,025
	Nintendo Co. Ltd.	193,957	58,825
	Recruit Holdings Co. Ltd.	2,160,461	57,988
	NTT DOCOMO Inc.	2,275,645	54,676
	Japan Tobacco Inc.	2,158,667	54,648
	Canon Inc.	1,826,688	52,536
	Daikin Industries Ltd.	478,071	51,747
	Hitachi Ltd.	1,638,391	51,541
	Murata Manufacturing Co. Ltd.	342,665	51,474
	Astellas Pharma Inc.	3,450,678	51,202
	Nidec Corp.	420,255	50,539
	Nippon Telegraph & Telephone Corp.	1,168,885	50,248
	Mitsui & Co. Ltd.	3,056,433	49,936
	ITOCHU Corp.	2,552,965	46,832
	Mitsubishi Electric Corp.	3,544,000	44,595
	Komatsu Ltd.	1,651,711	43,493
	Fast Retailing Co. Ltd.	93,185	42,763
	Bridgestone Corp.	1,107,642	42,635
	Shiseido Co. Ltd.	701,455	41,727
	Mitsui Fudosan Co. Ltd.	1,706,946	41,470
	Suzuki Motor Corp.	773,575	40,397
	Tokyo Electron Ltd.	276,528	40,379
	Daiichi Sankyo Co. Ltd.	1,146,361	39,765
	Hoya Corp.	662,126	38,428
	Daiwa House Industry Co. Ltd.	1,174,682	38,085
	Denso Corp.	821,099	37,768
	Mitsubishi Estate Co. Ltd.	2,131,361	37,750
	Panasonic Corp.	3,845,470	37,656
	Eisai Co. Ltd.	476,902	37,030
*	Softbank Corp.	2,948,527	36,354
	ORIX Corp.	2,313,753	34,900
	Oriental Land Co. Ltd.	338,676	34,726
	Kirin Holdings Co. Ltd.	1,454,106	34,715
	SMC Corp.	105,038	34,667
	Toshiba Corp.	1,061,621	33,618
	Terumo Corp.	581,937	33,224
	Dai-ichi Life Holdings Inc.	2,016,611	32,744
	Kubota Corp.	2,007,687	31,830
	Shionogi & Co. Ltd.	510,643	31,495
	Sumitomo Corp.	2,020,545	31,285
	JXTG Holdings Inc.	5,701,335	31,141
	Otsuka Holdings Co. Ltd.	756,916	31,045
	Kyocera Corp.	548,759	30,908
	Sumitomo Realty & Development Co. Ltd.	777,862	29,706
	Nissan Motor Co. Ltd.	3,449,739	29,461

	Japan Post Holdings Co. Ltd.	2,388,254	29,359
	Secom Co. Ltd.	349,006	29,219
	Asahi Group Holdings Ltd.	689,586	28,886
	FUJIFILM Holdings Corp.	664,605	28,556
	Nippon Steel & Sumitomo Metal Corp.	1,460,257	27,042
	MS&AD Insurance Group Holdings Inc.	889,612	26,336
	Subaru Corp.	1,095,338	25,721
	Aeon Co. Ltd.	1,258,386	25,611
	Sumitomo Mitsui Trust Holdings Inc.	667,554	25,287
	Asahi Kasei Corp.	2,229,329	24,461
	West Japan Railway Co.	327,871	23,946
	Sompo Holdings Inc.	624,967	23,564
	Nomura Holdings Inc.	5,993,523	23,404
	Fujitsu Ltd.	344,807	23,142
	Chugai Pharmaceutical Co. Ltd.	390,164	23,038
	Marubeni Corp.	2,808,503	21,891
	Unicharm Corp.	700,857	21,690
	Olympus Corp.	506,319	20,770
	Tokyo Gas Co. Ltd.	785,766	20,662
	Toray Industries Inc.	2,714,152	20,115
	Kansai Electric Power Co. Inc.	1,316,253	20,035
	Shimano Inc.	142,662	20,018
	Chubu Electric Power Co. Inc.	1,260,097	19,946
	Resona Holdings Inc.	3,936,275	19,888
	Mitsubishi Heavy Industries Ltd.	511,027	19,759
	Mitsubishi Chemical Holdings Corp.	2,285,312	19,639
	Sumitomo Electric Industries Ltd.	1,349,396	19,227
	Sysmex Corp.	340,390	18,976
	Dentsu Inc.	393,495	18,665
	MEIJI Holdings Co. Ltd.	240,544	18,600
	Daito Trust Construction Co. Ltd.	128,477	17,844
	Taisei Corp.	374,157	17,616
	Kikkoman Corp.	330,448	17,580
	Ono Pharmaceutical Co. Ltd.	803,724	17,558
	Nitori Holdings Co. Ltd.	133,943	17,442
*	Tokyo Electric Power Co. Holdings Inc.	2,806,649	17,275
	Yamato Holdings Co. Ltd.	640,337	17,062
	Japan Exchange Group Inc.	967,885	17,043
	TDK Corp.	213,754	16,916
	JFE Holdings Inc.	929,593	16,386
	Nitto Denko Corp.	281,754	15,937
	Sekisui House Ltd.	1,056,161	15,785
	Bandai Namco Holdings Inc.	356,034	15,728
	Inpex Corp.	1,628,978	15,658
	Makita Corp.	438,224	15,527
	NEC Corp.	452,386	15,202
	Ajinomoto Co. Inc.	877,480	15,193
	Tokyu Corp.	887,022	15,181
	Yakult Honsha Co. Ltd.	221,208	14,763
	Hankyu Hanshin Holdings Inc.	404,288	14,431
	Sumitomo Chemical Co. Ltd.	2,753,905	14,366
	Omron Corp.	349,425	14,350
	Daiwa Securities Group Inc.	2,867,067	14,299
	Toyota Industries Corp.	285,660	14,152
	Osaka Gas Co. Ltd.	714,354	14,143
	Kintetsu Group Holdings Co. Ltd.	323,294	14,110
	Isuzu Motors Ltd.	916,531	13,634

	Yaskawa Electric Corp.	473,294	13,396
	NTT Data Corp.	1,121,090	13,365
	Nissan Chemical Corp.	246,355	13,098
	Ricoh Co. Ltd.	1,222,979	13,028
	Toyota Tsusho Corp.	407,614	12,964
	Yamaha Corp.	294,535	12,890
	MINEBEA MITSUMI Inc.	764,027	12,568
	Dai Nippon Printing Co. Ltd.	542,251	12,550
	T&D Holdings Inc.	1,007,838	12,511
*	Takeda Pharmaceutical Co. Ltd. ADR	623,184	12,445
	Odakyu Electric Railway Co. Ltd.	553,232	12,432
	Don Quijote Holdings Co. Ltd.	212,672	12,367
	Aisin Seiki Co. Ltd.	312,778	12,366
	Sumitomo Metal Mining Co. Ltd.	426,285	12,329
	Koito Manufacturing Co. Ltd.	204,228	12,299
	FamilyMart UNY Holdings Co. Ltd.	104,558	12,248
	Keio Corp.	206,820	11,881
	Kajima Corp.	834,324	11,868
	Obayashi Corp.	1,226,415	11,670
	Tohoku Electric Power Co. Inc.	859,831	11,657
	Mazda Motor Corp.	1,041,542	11,527
	Obic Co. Ltd.	121,111	11,477
	MISUMI Group Inc.	501,367	11,476
	Yahoo Japan Corp.	4,211,501	11,383
	AGC Inc.	332,972	11,285
	Nexon Co. Ltd.	738,026	11,228
	Trend Micro Inc.	210,319	11,190
	Rohm Co. Ltd.	157,154	11,092
	Shimadzu Corp.	480,802	11,057
	Nikon Corp.	635,901	10,873
	Yamaha Motor Co. Ltd.	503,886	10,800
	Rakuten Inc.	1,420,139	10,722
	Kyushu Electric Power Co. Inc.	851,696	10,554
	M3 Inc.	719,556	10,414
	Tobu Railway Co. Ltd.	368,332	10,403
	SG Holdings Co. Ltd.	384,900	10,332
	Sekisui Chemical Co. Ltd.	658,789	10,225
	TOTO Ltd.	262,726	10,203
	Ryohin Keikaku Co. Ltd.	42,704	10,178
	Suntory Beverage & Food Ltd.	228,268	10,107
	Kuraray Co. Ltd.	651,510	10,019
	Kyushu Railway Co.	288,508	9,850
	Nisshin Seifun Group Inc.	479,324	9,673
	Lion Corp.	463,089	9,651
	Oji Holdings Corp.	1,630,003	9,439
	Idemitsu Kosan Co. Ltd.	265,503	9,369
	Santen Pharmaceutical Co. Ltd.	674,202	9,326
	Nippon Paint Holdings Co. Ltd.	276,369	9,275
	Alps Alpine Co. Ltd.	436,292	9,197
	Sojitz Corp.	2,336,760	8,984
	Kyowa Hakko Kirin Co. Ltd.	467,852	8,970
	Alfresa Holdings Corp.	325,166	8,962
	Nagoya Railroad Co. Ltd.	337,201	8,924
	SBI Holdings Inc.	417,191	8,912
	Showa Denko KK	263,075	8,836
	Shimizu Corp.	1,034,796	8,806
	Daifuku Co. Ltd.	174,049	8,747

	Concordia Financial Group Ltd.	2,114,075	8,720
	Nippon Express Co. Ltd.	134,368	8,503
	Hamamatsu Photonics KK	236,197	8,457
	Mitsui Chemicals Inc.	334,413	8,395
	Japan Post Bank Co. Ltd.	721,325	8,395
	Yokogawa Electric Corp.	447,548	8,335
	Advantest Corp.	363,412	8,317
	Konica Minolta Inc.	805,025	8,106
	Nissin Foods Holdings Co. Ltd.	126,995	8,085
	Toppan Printing Co. Ltd.	491,606	8,057
	Coca-Cola Bottlers Japan Holdings Inc.	260,462	8,045
	NSK Ltd.	823,376	8,031
	Taisho Pharmaceutical Holdings Co. Ltd.	78,054	7,928
	Keisei Electric Railway Co. Ltd.	249,282	7,903
	Shizuoka Bank Ltd.	939,284	7,859
	Stanley Electric Co. Ltd.	269,476	7,827
	Asahi Intecc Co. Ltd.	179,542	7,814
	NGK Spark Plug Co. Ltd.	360,337	7,764
	Konami Holdings Corp.	168,431	7,736
	Marui Group Co. Ltd.	377,958	7,674
	Japan Airlines Co. Ltd.	210,638	7,669
	Electric Power Development Co. Ltd.	306,034	7,654
	Kose Corp.	52,095	7,647
	Keikyu Corp.	448,674	7,642
	Nomura Research Institute Ltd.	186,600	7,636
	Seiko Epson Corp.	490,473	7,634
	IHI Corp.	240,887	7,629
	Pigeon Corp.	193,898	7,602
	Tosoh Corp.	530,466	7,534
	Taiheiyo Cement Corp.	219,106	7,523
	Toho Co. Ltd.	204,686	7,467
	NH Foods Ltd.	188,467	7,458
	Suzuken Co. Ltd.	141,857	7,448
	ANA Holdings Inc.	201,594	7,431
^	Keihan Holdings Co. Ltd.	177,113	7,304
	Kobayashi Pharmaceutical Co. Ltd.	114,800	7,296
	NGK Insulators Ltd.	471,377	7,249
	Fuji Electric Co. Ltd.	232,914	7,198
	Chugoku Electric Power Co. Inc.	522,779	7,154
	Sumitomo Dainippon Pharma Co. Ltd.	300,189	7,068
	LIXIL Group Corp.	478,358	7,045
	Chiba Bank Ltd.	1,145,653	6,974
	Toho Gas Co. Ltd.	162,012	6,959
	Mitsubishi Motors Corp.	1,115,033	6,928
	Brother Industries Ltd.	407,447	6,876
	Sumitomo Heavy Industries Ltd.	202,390	6,866
	USS Co. Ltd.	391,596	6,857
*	Renesas Electronics Corp.	1,185,500	6,835
	Seibu Holdings Inc.	392,431	6,818
	Disco Corp.	45,768	6,794
	Hisamitsu Pharmaceutical Co. Inc.	132,288	6,774
	Aozora Bank Ltd.	219,122	6,749
	Hoshizaki Corp.	94,313	6,697
	Kawasaki Heavy Industries Ltd.	263,900	6,649
	Hakuhodo DY Holdings Inc.	430,943	6,632
^	Yamada Denki Co. Ltd.	1,339,963	6,599
*	PeptiDream Inc.	153,960	6,576

	Hirose Electric Co. Ltd.	60,931	6,545
	Hikari Tsushin Inc.	40,723	6,527
	Mitsubishi Materials Corp.	227,204	6,504
	Isetan Mitsukoshi Holdings Ltd.	631,157	6,495
	ZOZO Inc.	319,137	6,458
	MediPal Holdings Corp.	277,707	6,410
	TIS Inc.	142,106	6,397
	Mitsubishi Tanabe Pharma Corp.	405,433	6,352
	Teijin Ltd.	363,010	6,274
	Kansai Paint Co. Ltd.	355,526	6,238
	Toyo Seikan Group Holdings Ltd.	275,465	6,201
	Sony Financial Holdings Inc.	318,888	6,068
	Otsuka Corp.	185,470	6,003
	Fukuoka Financial Group Inc.	271,398	5,996
	Amada Holdings Co. Ltd.	594,957	5,988
	Tsuruha Holdings Inc.	64,463	5,967
	JGC Corp.	385,093	5,908
	Toyo Suisan Kaisha Ltd.	162,611	5,854
	Hulic Co. Ltd.	634,347	5,853
	Tokyu Fudosan Holdings Corp.	1,066,937	5,813
	Skylark Holdings Co. Ltd.	348,403	5,804
	Nippon Shinyaku Co. Ltd.	90,734	5,766
	Bank of Kyoto Ltd.	134,286	5,708
	SUMCO Corp.	404,866	5,637
	Nihon M&A Center Inc.	224,272	5,622
	Haseko Corp.	505,992	5,612
	CyberAgent Inc.	173,240	5,611
	Nabtesco Corp.	207,791	5,498
	JSR Corp.	336,161	5,435
	COMSYS Holdings Corp.	207,772	5,428
	Mitsubishi Gas Chemical Co. Inc.	338,809	5,359
	Mebuki Financial Group Inc.	1,910,200	5,356
	Persol Holdings Co. Ltd.	300,780	5,356
	Nankai Electric Railway Co. Ltd.	199,340	5,338
	Sohgo Security Services Co. Ltd.	121,989	5,325
	Daicel Corp.	507,285	5,321
	Mitsui OSK Lines Ltd.	211,322	5,280
	Lawson Inc.	85,335	5,260
	J Front Retailing Co. Ltd.	456,337	5,231
	JTEKT Corp.	401,002	5,208
	Casio Computer Co. Ltd.	388,702	5,170
	Sega Sammy Holdings Inc.	365,363	5,149
	Ebara Corp.	186,226	5,140
	Nichirei Corp.	189,426	5,136
	Kurita Water Industries Ltd.	201,935	5,134
	Denka Co. Ltd.	157,259	5,059
	Showa Shell Sekiyu KK	338,399	5,042
	Nippon Yusen KK	297,112	4,974
	THK Co. Ltd.	205,724	4,915
	Hitachi Construction Machinery Co. Ltd.	193,432	4,913
	Relo Group Inc.	185,080	4,885
^	Tokai Carbon Co. Ltd.	355,400	4,879
	Azbil Corp.	229,448	4,824
	Hino Motors Ltd.	479,885	4,818
	Park24 Co. Ltd.	199,956	4,772
	Rohto Pharmaceutical Co. Ltd.	175,692	4,737
	DIC Corp.	146,777	4,706

Square Enix Holdings Co. Ltd.	141,353	4,691
Iida Group Holdings Co. Ltd.	257,307	4,683
Asics Corp.	321,835	4,659
Ito En Ltd.	104,320	4,654
House Foods Group Inc.	133,407	4,645
Ezaki Glico Co. Ltd.	92,323	4,607
Tokyo Tatemono Co. Ltd.	378,416	4,601
Rinnai Corp.	68,922	4,563
Yamaguchi Financial Group Inc.	448,700	4,561
MonotaRO Co. Ltd.	213,564	4,560
Yamazaki Baking Co. Ltd.	228,444	4,487
Sankyu Inc.	91,300	4,450
Calbee Inc.	136,552	4,397
Kewpie Corp.	193,269	4,393
Sumitomo Rubber Industries Ltd.	315,385	4,384
Miura Co. Ltd.	175,618	4,381
Ube Industries Ltd.	193,398	4,373
Air Water Inc.	261,618	4,365
Kobe Steel Ltd.	542,718	4,360
Kyowa Exeo Corp.	175,400	4,311
AEON Financial Service Co. Ltd.	222,273	4,311
Oracle Corp. Japan	59,108	4,307
Kakaku.com Inc.	240,537	4,223
Sanwa Holdings Corp.	366,807	4,215
Nihon Kohden Corp.	132,350	4,170
Hitachi Metals Ltd.	370,419	4,167
Matsumotokiyoshi Holdings Co. Ltd.	134,348	4,150
Sotetsu Holdings Inc.	138,492	4,147
Mitsubishi UFJ Lease & Finance Co. Ltd.	807,191	4,132
Nomura Real Estate Holdings Inc.	212,312	4,123
Taiyo Nippon Sanso Corp.	257,674	4,083
Nifco Inc.	167,358	4,073
Kaneka Corp.	104,135	4,071
NOF Corp.	123,100	4,058
Pola Orbis Holdings Inc.	135,112	4,041
Tokyo Century Corp.	85,783	4,016
Credit Saison Co. Ltd.	302,053	3,980
Hitachi High-Technologies Corp.	110,056	3,977
Nippon Electric Glass Co. Ltd.	142,485	3,968
Kamigumi Co. Ltd.	178,584	3,954
Sundrug Co. Ltd.	121,096	3,875
Seino Holdings Co. Ltd.	280,302	3,875
Hachijuni Bank Ltd.	873,458	3,868
Taiyo Yuden Co. Ltd.	217,263	3,829
Sankyo Co. Ltd.	98,582	3,821
GMO Payment Gateway Inc.	73,793	3,820
Nippon Paper Industries Co. Ltd.	192,944	3,783
Nippon Shokubai Co. Ltd.	56,726	3,760
Yokohama Rubber Co. Ltd.	177,236	3,759
Takashimaya Co. Ltd.	275,713	3,747
Shinsei Bank Ltd.	276,424	3,743
Kinden Corp.	226,898	3,727
Maruichi Steel Tube Ltd.	115,908	3,723
Nippon Kayaku Co. Ltd.	294,377	3,707
Izumi Co. Ltd.	73,482	3,705
Kagome Co. Ltd.	138,228	3,689
Zensho Holdings Co. Ltd.	159,088	3,676

	Ain Holdings Inc.	50,198	3,675
	Itochu Techno-Solutions Corp.	175,684	3,664
	Takara Holdings Inc.	319,062	3,655
	Capcom Co. Ltd.	169,646	3,652
	Seven Bank Ltd.	1,213,639	3,615
	Aeon Mall Co. Ltd.	216,643	3,601
	Gunma Bank Ltd.	812,751	3,582
	Shimamura Co. Ltd.	41,175	3,566
	Daiichikosho Co. Ltd.	74,996	3,543
	Benesse Holdings Inc.	134,941	3,523
	Shikoku Electric Power Co. Inc.	276,953	3,510
	Sawai Pharmaceutical Co. Ltd.	67,628	3,485
	K’s Holdings Corp.	349,622	3,483
	Mabuchi Motor Co. Ltd.	99,008	3,473
*,^	LINE Corp.	96,069	3,459
	DeNA Co. Ltd.	195,407	3,458
	Furukawa Electric Co. Ltd.	114,926	3,447
	Welcia Holdings Co. Ltd.	90,514	3,433
	Nishi-Nippon Railroad Co. Ltd.	134,113	3,427
	Tsumura & Co.	114,591	3,343
	Aica Kogyo Co. Ltd.	94,600	3,326
	Hiroshima Bank Ltd.	568,621	3,291
	TechnoPro Holdings Inc.	62,100	3,263
	Horiba Ltd.	66,037	3,251
	Zenkoku Hosho Co. Ltd.	92,654	3,249
	Rengo Co. Ltd.	369,988	3,239
	Sumitomo Forestry Co. Ltd.	245,857	3,207
	NOK Corp.	198,433	3,205
	Mitsubishi Logistics Corp.	124,893	3,200
	Bic Camera Inc.	270,152	3,177
	Kaken Pharmaceutical Co. Ltd.	66,465	3,140
	Chugoku Bank Ltd.	340,363	3,125
	Sharp Corp.	292,867	3,118
	Japan Airport Terminal Co. Ltd.	81,037	3,105
	Morinaga & Co. Ltd.	75,300	3,095
	Cosmos Pharmaceutical Corp.	16,121	3,086
	Penta-Ocean Construction Co. Ltd.	521,900	3,064
	Nagase & Co. Ltd.	208,969	3,059
	Toyoda Gosei Co. Ltd.	136,357	2,983
	OSG Corp.	144,126	2,950
	Iyo Bank Ltd.	533,441	2,948
	SCSK Corp.	71,791	2,905
	TS Tech Co. Ltd.	95,638	2,877
	GS Yuasa Corp.	137,582	2,872
	Fancl Corp.	131,000	2,831
	Wacoal Holdings Corp.	103,924	2,818
	PALTAC Corp.	58,400	2,814
	ABC-Mart Inc.	48,786	2,803
	Kyushu Financial Group Inc.	687,230	2,800
	Sumitomo Osaka Cement Co. Ltd.	62,720	2,783
	Hitachi Chemical Co. Ltd.	168,349	2,777
^	Cosmo Energy Holdings Co. Ltd.	122,243	2,768
	NHK Spring Co. Ltd.	297,848	2,763
	Daido Steel Co. Ltd.	65,948	2,757
	Toda Corp.	430,308	2,752
	Tokuyama Corp.	117,500	2,742
*	Hokuriku Electric Power Co.	310,740	2,735

	Nipro Corp.	203,202	2,727
	SCREEN Holdings Co. Ltd.	63,571	2,724
	Japan Post Insurance Co. Ltd.	118,562	2,706
	Ibiden Co. Ltd.	184,472	2,689
	OKUMA Corp.	51,772	2,678
	Dowa Holdings Co. Ltd.	83,351	2,670
	Nippon Gas Co. Ltd.	72,400	2,663
	Nihon Unisys Ltd.	110,400	2,639
	Kyudenko Corp.	73,061	2,627
	Acom Co. Ltd.	744,172	2,609
	Hokuhoku Financial Group Inc.	227,430	2,607
	Fuji Oil Holdings Inc.	81,900	2,584
	Sapporo Holdings Ltd.	113,131	2,583
	Zeon Corp.	246,160	2,531
	Shimachu Co. Ltd.	88,191	2,527
	Sugi Holdings Co. Ltd.	60,816	2,525
*	Kansai Mirai Financial Group Inc.	339,200	2,521
	Ulvac Inc.	76,300	2,517
	Miraca Holdings Inc.	98,916	2,447
	Nishi-Nippon Financial Holdings Inc.	270,876	2,443
	Maeda Corp.	247,300	2,443
	Citizen Watch Co. Ltd.	457,226	2,441
	Toyo Tire Corp.	171,887	2,416
	DMG Mori Co. Ltd.	175,834	2,394
	Ushio Inc.	209,980	2,391
*	Daishi Hokuetsu Financial Group Inc.	82,719	2,381
	NTN Corp.	722,841	2,375
	Topcon Corp.	175,846	2,371
	Fukuyama Transporting Co. Ltd.	57,916	2,329
	Maruha Nichiro Corp.	67,300	2,294
	Fujikura Ltd.	520,996	2,287
	Glory Ltd.	91,818	2,281
	Hokkaido Electric Power Co. Inc.	328,726	2,280
	77 Bank Ltd.	129,005	2,273
^	Sanrio Co. Ltd.	109,250	2,262
	Tadano Ltd.	198,124	2,258
	HIS Co. Ltd.	59,688	2,257
	Mitsui Mining & Smelting Co. Ltd.	94,900	2,239
	Mochida Pharmaceutical Co. Ltd.	25,122	2,228
	Kokuyo Co. Ltd.	152,000	2,220
	FP Corp.	39,023	2,217
	Toyobo Co. Ltd.	148,924	2,210
	Heiwa Corp.	102,915	2,174
	Autobacs Seven Co. Ltd.	129,595	2,170
	Open House Co. Ltd.	51,600	2,161
	Maeda Road Construction Co. Ltd.	110,597	2,153
	Hitachi Transport System Ltd.	76,998	2,150
	H2O Retailing Corp.	152,402	2,145
^	Pilot Corp.	43,870	2,141
	Shiga Bank Ltd.	91,690	2,134
	Yaoko Co. Ltd.	40,700	2,134
	Nisshinbo Holdings Inc.	240,066	2,094
	Takara Bio Inc.	92,100	2,090
	Megmilk Snow Brand Co. Ltd.	78,269	2,077
	Sumitomo Bakelite Co. Ltd.	54,800	2,043
	Morinaga Milk Industry Co. Ltd.	70,000	2,036
	Aoyama Trading Co. Ltd.	80,500	2,011

	Japan Steel Works Ltd.	108,450	2,007
	Hitachi Capital Corp.	87,399	1,992
	San-In Godo Bank Ltd.	271,615	1,971
	Nippo Corp.	102,359	1,954
	Leopalace21 Corp.	407,438	1,930
	Awa Bank Ltd.	68,954	1,910
	Kyoritsu Maintenance Co. Ltd.	41,700	1,905
	Matsui Securities Co. Ltd.	174,060	1,870
	Jafco Co. Ltd.	53,063	1,862
	Ariake Japan Co. Ltd.	30,585	1,857
	Lintec Corp.	83,599	1,851
	Fuyo General Lease Co. Ltd.	36,900	1,843
*,^	Kawasaki Kisen Kaisha Ltd.	140,382	1,832
	Kusuri no Aoki Holdings Co. Ltd.	27,012	1,793
	Canon Marketing Japan Inc.	92,156	1,785
	Benefit One Inc.	51,400	1,740
	Shochiku Co. Ltd.	17,034	1,712
	Toyota Boshoku Corp.	104,525	1,701
	Shima Seiki Manufacturing Ltd.	52,000	1,698
	Koei Tecmo Holdings Co. Ltd.	101,060	1,695
	Tokai Tokyo Financial Holdings Inc.	382,728	1,687
	Kandenko Co. Ltd.	176,828	1,661
	Resorttrust Inc.	117,326	1,645
*,^	Aiful Corp.	633,479	1,621
	Tokai Rika Co. Ltd.	86,979	1,548
	Yamato Kogyo Co. Ltd.	58,599	1,530
	Itoham Yonekyu Holdings Inc.	239,790	1,526
^	GungHo Online Entertainment Inc.	641,357	1,514
	NS Solutions Corp.	56,121	1,478
	Kissei Pharmaceutical Co. Ltd.	53,628	1,457
	GMO internet Inc.	106,500	1,439
	KYORIN Holdings Inc.	66,370	1,409
	Keiyo Bank Ltd.	223,342	1,409
	North Pacific Bank Ltd.	506,668	1,356
	Nippon Television Holdings Inc.	85,700	1,346
	Exedy Corp.	53,216	1,342
^	Suruga Bank Ltd.	301,090	1,292
	Fujitsu General Ltd.	93,730	1,206
^	Orient Corp.	1,023,987	1,206
	Komeri Co. Ltd.	47,121	1,192
	Fuji Media Holdings Inc.	80,000	1,184
	Ichigo Inc.	342,216	1,183
	Toshiba Plant Systems & Services Corp.	61,300	1,153
	Noevir Holdings Co. Ltd.	25,400	1,088
	Nissan Shatai Co. Ltd.	118,747	1,086
	Tokyo Broadcasting System Holdings Inc.	59,579	1,034
	Japan Aviation Electronics Industry Ltd.	76,747	1,000
	OBIC Business Consultants Co. Ltd.	25,684	950
	SKY Perfect JSAT Holdings Inc.	209,772	924
	Gree Inc.	180,557	820
^	Chiyoda Corp.	266,303	809
	Japan Petroleum Exploration Co. Ltd.	42,358	795
	ASKUL Corp.	35,369	715
	TV Asahi Holdings Corp.	36,641	679
	Mitsubishi Shokuhin Co. Ltd.	24,208	633
	Toppan Forms Co. Ltd.	70,373	590
*	Aplus Financial Co. Ltd.	275,986	208

	Juroku Bank Ltd.	5,471	120
	COLOPL Inc.	3,346	24
*	Mitsui E&S Holdings Co. Ltd.	937	11
*	Japan Display Inc.	7,900	5
			6,583,203
Kuwait (0.1%)
*	National Bank of Kuwait SAKP	5,487,595	15,717
*	Kuwait Finance House KSCP	5,644,710	11,332
*	Mobile Telecommunications Co. KSC	4,021,774	6,112
	Agility Public Warehousing Co. KSC	1,491,623	3,813
*	Boubyan Bank KSCP	1,347,118	2,574
*	Boubyan Petrochemicals Co. KSCP	670,522	2,075
*	Humansoft Holding Co. KSC	194,605	2,058
			43,681
Luxembourg (0.0%)
	Tenaris SA ADR	89,171	2,227

Malaysia (0.7%)
	Public Bank Bhd. (Local)	5,571,824	33,751
	Malayan Banking Bhd.	10,608,800	24,750
	Tenaga Nasional Bhd.	7,209,900	22,767
	CIMB Group Holdings Bhd.	12,299,573	16,931
	Petronas Chemicals Group Bhd.	5,023,368	10,382
	Sime Darby Plantation Bhd.	6,278,505	7,923
	Axiata Group Bhd.	8,010,524	7,881
	DiGi.Com Bhd.	6,778,266	7,745
	Maxis Bhd.	5,092,000	7,163
	IHH Healthcare Bhd.	5,052,400	6,940
	Genting Bhd.	4,050,900	6,878
	IOI Corp. Bhd.	5,975,965	6,802
	Petronas Gas Bhd.	1,421,250	6,282
	Dialog Group Bhd.	8,228,200	6,038
	Hong Leong Bank Bhd.	1,115,600	5,635
	PPB Group Bhd.	1,204,560	5,350
	Kuala Lumpur Kepong Bhd.	832,800	5,019
	MISC Bhd.	2,658,023	4,410
	Genting Malaysia Bhd.	5,213,000	4,201
	Nestle Malaysia Bhd.	109,600	3,975
	AMMB Holdings Bhd.	3,583,200	3,951
	Press Metal Aluminium Holdings Bhd.	3,525,900	3,727
	Sime Darby Bhd.	6,521,205	3,583
	Hartalega Holdings Bhd.	2,638,600	3,491
	Petronas Dagangan Bhd.	535,200	3,457
	Malaysia Airports Holdings Bhd.	1,689,800	3,327
	HAP Seng Consolidated Bhd.	1,220,900	2,945
	RHB Bank Bhd. (Common Shares)	2,115,600	2,809
	Gamuda Bhd.	4,081,800	2,754
	IJM Corp. Bhd.	6,023,540	2,694
	YTL Corp. Bhd.	8,759,166	2,356
	British American Tobacco Malaysia Bhd.	248,700	2,336
	Alliance Bank Malaysia Bhd.	2,154,700	2,237
	AirAsia Group Bhd.	2,779,700	2,072
	Hong Leong Financial Group Bhd.	411,035	1,981
	Sime Darby Property Bhd.	6,894,705	1,941
	Westports Holdings Bhd.	2,007,896	1,827
	KLCCP Stapled Group Bhd.	765,400	1,457

	Telekom Malaysia Bhd.	1,976,100	1,407
	YTL Power International Bhd.	6,196,711	1,363
	IOI Properties Group Bhd.	3,209,700	1,225
2	Astro Malaysia Holdings Bhd.	2,650,368	1,090
*	FGV Holdings Bhd.	3,173,600	777
*	Sapura Energy Bhd.	8,138,696	529
	UEM Sunrise Bhd.	2,761,900	510
	MMC Corp. Bhd.	1,508,900	310
*	Bumi Armada Bhd.	5,785,400	283
	UMW Holdings Bhd.	7,200	10
§	RHB Bank Bhd.	1,187,500	3
			257,275
Malta (0.0%)
*,§	BGP Holdings plc	3,738,510	—

Mexico (0.8%)
	America Movil SAB de CV	49,407,783	39,558
	Fomento Economico Mexicano SAB de CV	3,838,812	34,925
	Grupo Financiero Banorte SAB de CV	5,104,166	28,336
	Wal-Mart de Mexico SAB de CV	9,306,361	24,431
	Grupo Mexico SAB de CV Class B	6,489,436	15,540
	Grupo Televisa SAB	4,559,642	11,400
	Grupo Bimbo SAB de CV Class A	4,501,152	8,900
*	Cemex SAB de CV ADR	1,487,570	8,092
	Fibra Uno Administracion SA de CV	5,377,998	7,380
	Alfa SAB de CV Class A	5,533,835	6,966
*	Cemex SAB de CV	12,875,982	6,956
	Grupo Aeroportuario del Sureste SAB de CV Class B	365,202	6,607
	Grupo Elektra SAB DE CV	115,406	6,256
	Grupo Financiero Inbursa SAB de CV	4,091,729	5,927
	Coca-Cola Femsa SAB de CV	942,846	5,892
	Grupo Aeroportuario del Pacifico SAB de CV Class B	645,063	5,790
	Mexichem SAB de CV	1,909,498	5,101
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	3,081,423	4,613
	Gruma SAB de CV Class B	372,950	4,544
	Arca Continental SAB de CV	707,290	4,114
	Promotora y Operadora de Infraestructura SAB de CV	376,052	3,837
	Infraestructura Energetica Nova SAB de CV	944,060	3,707
	Grupo Carso SAB de CV	854,285	3,349
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	591,376	3,291
	Industrias Penoles SAB de CV	223,291	3,048
2	Banco del Bajio SA	1,302,200	2,716
	Kimberly-Clark de Mexico SAB de CV Class A	1,546,851	2,582
	Alsea SAB de CV	893,410	2,472
	El Puerto de Liverpool SAB de CV	359,508	2,354
	Megacable Holdings SAB de CV	510,729	2,296
*	Regional SAB de CV	413,620	2,186
*	Telesites SAB de CV	2,182,083	1,369
	Becle SAB de CV	933,700	1,193
	Grupo Lala SAB de CV	973,548	1,182
	Industrias Bachoco SAB de CV Class B	272,288	1,044
2	GMexico Transportes SAB de CV	736,900	1,030
	Grupo Comercial Chedraui SA de CV	518,255	1,004
*	Alpek SAB de CV	617,867	843
2	Nemak SAB de CV	1,013,599	794
*	Organizacion Soriana SAB de CV Class B	415,471	586

*	Industrias CH SAB de CV Class B	135,854	574
	Concentradora Fibra Danhos SA de CV	378,573	541
*	ALEATICA SAB de CV	436,700	525
*	Grupo Simec SAB de CV Class B	31,540	100
	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	34
	Gentera SAB de CV	7,062	5
			283,990
Netherlands (2.2%)
	Unilever NV	2,725,671	145,962
	ASML Holding NV	721,997	126,255
	ING Groep NV	7,031,461	83,435
	Koninklijke Philips NV	1,668,203	65,770
	Koninklijke Ahold Delhaize NV	1,952,071	51,430
	Heineken NV	420,756	37,792
*	Akzo Nobel NV	401,818	34,584
*	Unibail-Rodamco-Westfield	180,292	32,426
	Wolters Kluwer NV	477,964	29,725
	Koninklijke DSM NV	312,558	29,229
	NN Group NV	615,184	25,978
	ArcelorMittal	1,107,110	25,571
	Koninklijke KPN NV	6,050,174	18,600
2	ABN AMRO Group NV	739,935	18,451
	Heineken Holding NV	192,099	16,677
	Aegon NV	3,149,035	16,223
*	Unibail-Rodamco-Westfield CDI	60,985	10,970
	ASR Nederland NV	241,302	10,178
	Randstad NV	201,036	9,691
*	Gemalto NV	149,826	8,689
*,2	Adyen NV	10,819	8,028
	Koninklijke Vopak NV	121,560	6,178
	Aalberts Industries NV	172,346	6,036
2	Signify NV	192,896	4,779
^	Boskalis Westminster	149,802	3,936
*	OCI NV	182,490	3,859
*,^	ALTICE EUROPE NV	982,232	2,004
2	GrandVision NV	85,440	1,905
*	ALTICE EUROPE NV Class B	84,180	172
			834,533
New Zealand (0.2%)
*	a2 Milk Co. Ltd.	1,331,705	11,712
	Spark New Zealand Ltd.	3,396,922	9,549
	Fisher & Paykel Healthcare Corp. Ltd.	1,035,743	9,014
	Auckland International Airport Ltd.	1,755,833	8,937
	Meridian Energy Ltd.	2,407,905	5,867
	Ryman Healthcare Ltd.	776,541	5,627
*	Fletcher Building Ltd.	1,553,416	5,370
	Contact Energy Ltd.	1,256,692	5,258
	SKYCITY Entertainment Group Ltd.	1,351,127	3,591
	Kiwi Property Group Ltd.	2,927,126	2,880
	Mercury NZ Ltd.	1,152,565	2,817
	Air New Zealand Ltd.	1,024,536	1,992
	SKY Network Television Ltd.	4,575	6
			72,620
Norway (0.5%)
	Equinor ASA	1,762,933	40,311
	DNB ASA	1,920,735	34,092

Telenor ASA	1,201,498	22,747
Mowi ASA	747,639	16,516
Yara International ASA	320,758	13,264
Orkla ASA	1,424,508	11,513
Norsk Hydro ASA	2,409,633	11,171
Aker BP ASA	189,564	6,316
Schibsted ASA Class B	169,614	5,385
Gjensidige Forsikring ASA	306,404	5,292
Subsea 7 SA	460,536	5,226
Schibsted ASA Class A	143,619	5,043
Aker ASA	41,308	2,908
		179,784
Pakistan (0.0%)
Pakistan Petroleum Ltd.	1,027,880	1,409
Habib Bank Ltd.	1,191,606	1,283
Oil & Gas Development Co. Ltd.	1,167,200	1,271
Fauji Fertilizer Co. Ltd.	1,134,600	877
* National Bank of Pakistan	1,149,000	391
		5,231
Peru (0.1%)
Credicorp Ltd. (Lima Shares)	64,722	15,725
Credicorp Ltd.	56,205	13,645
Cia de Minas Buenaventura SAA ADR	380,264	5,951
Volcan Cia Minera SAA Class B	4,121,710	929
		36,250
Philippines (0.3%)
SM Investments Corp.	874,379	16,680
SM Prime Holdings Inc.	16,409,737	12,032
Ayala Land Inc.	12,820,257	10,954
BDO Unibank Inc.	3,623,120	9,413
Ayala Corp.	460,583	8,215
Bank of the Philippine Islands	3,164,382	5,539
PLDT Inc.	212,062	5,271
Metropolitan Bank & Trust Co.	2,885,406	4,658
Universal Robina Corp.	1,606,539	4,569
Jollibee Foods Corp.	696,395	4,229
International Container Terminal Services Inc.	2,004,224	4,169
Manila Electric Co.	476,601	3,353
GT Capital Holdings Inc.	158,294	3,251
Aboitiz Equity Ventures Inc.	2,348,625	2,907
JG Summit Holdings Inc.	2,241,839	2,787
Metro Pacific Investments Corp.	26,669,500	2,493
Megaworld Corp.	19,550,706	1,941
Aboitiz Power Corp.	2,627,332	1,940
Globe Telecom Inc.	49,799	1,937
Alliance Global Group Inc.	6,981,299	1,837
DMCI Holdings Inc.	6,888,996	1,666
LT Group Inc.	4,846,041	1,444
Bloomberry Resorts Corp.	5,774,450	1,224
Semirara Mining & Power Corp. Class A	1,973,684	898
Petron Corp.	4,417,873	634
		114,041
Poland (0.3%)
Powszechna Kasa Oszczednosci Bank Polski SA	1,545,683	16,431
Polski Koncern Naftowy ORLEN SA	565,758	15,941
Powszechny Zaklad Ubezpieczen SA	1,030,437	12,382

	Bank Polska Kasa Opieki SA	294,052	8,751
*	KGHM Polska Miedz SA	246,296	6,248
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,024,176	6,208
*	CD Projekt SA	112,617	5,751
	Santander Bank Polska SA	51,868	5,218
	Grupa Lotos SA	176,260	4,407
*	PGE Polska Grupa Energetyczna SA	1,253,423	4,009
	LPP SA	1,570	3,528
*	Cyfrowy Polsat SA	452,167	2,881
	mBank SA	21,631	2,612
*,2	Dino Polska SA	83,506	2,254
	Bank Handlowy w Warszawie SA	815	15
*	Alior Bank SA	976	15
*	Bank Millennium SA	4,847	12
	Asseco Poland SA	592	8
2	PLAY Communications SA	717	4
	Eurocash SA	218	1
*	Orange Polska SA	652	1
	CCC SA	11	1
			96,678
Portugal (0.1%)
	EDP - Energias de Portugal SA	4,030,004	14,720
	Galp Energia SGPS SA	927,762	14,496
	Jeronimo Martins SGPS SA	450,504	6,385
	EDP Renovaveis SA	258,279	2,327
*	Banco Espirito Santo SA	3,873,216	12
			37,940
Qatar (0.3%)
	Qatar National Bank QPSC	806,435	43,852
	Industries Qatar QSC	360,041	14,195
	Qatar Islamic Bank SAQ	209,607	9,109
	Masraf Al Rayan QSC	676,651	7,586
	Qatar Electricity & Water Co. QSC	96,097	4,984
	Commercial Bank PQSC	358,098	4,182
	Barwa Real Estate Co.	358,837	4,024
	Ooredoo QPSC	151,326	3,159
	Qatar Gas Transport Co. Ltd.	516,005	2,836
	Qatar Navigation QSC	107,652	2,042
	Doha Bank QPSC	291,708	1,694
*	Qatar Aluminum Manufacturing Co.	497,202	1,653
*	Vodafone Qatar QSC	637,065	1,469
	United Development Co. QSC	291,153	1,345
	Qatar International Islamic Bank QSC	66,078	1,249
*	Ezdan Holding Group QSC	264,051	1,137
*	Gulf International Services QSC	152,619	700
	Al Meera Consumer Goods Co. QSC	8,416	350
	Qatar Insurance Co. SAQ	915	10
			105,576
Russia (1.0%)
	Lukoil PJSC ADR	768,076	61,675
	Sberbank of Russia PJSC	13,039,056	43,586
	Gazprom PJSC ADR	7,554,766	36,937
	Novatek PJSC	1,941,635	34,064
	Tatneft PJSC ADR	425,101	31,245
	Sberbank of Russia PJSC ADR	1,364,133	18,551
	MMC Norilsk Nickel PJSC ADR	781,310	16,273

	Rosneft Oil Co. PJSC GDR	1,947,127	12,176
	LUKOIL PJSC	132,304	10,665
	Gazprom PJSC	3,688,247	9,189
	Surgutneftegas OAO Preference Shares	13,141,000	8,138
	AK Transneft OAO Preference Shares	2,862	7,652
	Magnit PJSC GDR	454,015	7,239
	Alrosa PJSC	4,414,590	6,667
	Surgutneftegas PJSC ADR	1,283,746	5,314
	Severstal PJSC GDR	312,475	4,772
	Mobile TeleSystems PJSC	1,071,502	4,292
	Inter RAO UES PJSC	69,408,300	4,064
	Moscow Exchange MICEX-RTS PJSC	2,454,154	3,491
	Novolipetsk Steel PJSC	1,482,233	3,453
	Tatneft PJSC	274,300	3,381
	Polyus PJSC GDR	78,591	3,282
2	VTB Bank PJSC GDR	2,300,991	2,910
	Mobile TeleSystems PJSC ADR	331,569	2,852
	PhosAgro PJSC GDR	175,962	2,399
	VTB Bank PJSC	4,030,378,867	2,331
	Magnitogorsk Iron & Steel Works PJSC	3,002,648	1,990
	Aeroflot PJSC	970,911	1,602
	RusHydro PJSC	198,154,634	1,556
	Tatneft PAO Preference Shares	171,280	1,493
	Magnit PJSC	20,099	1,280
	Rosneft Oil Co. PJSC	201,420	1,267
	Federal Grid Co. Unified Energy System PJSC	450,626,667	1,150
	MMC Norilsk Nickel PJSC	4,815	1,008
	Safmar Financial Investment	112,110	955
	Bashneft PAO Preference Shares	33,136	910
	Rostelecom PJSC	790,068	874
	Rostelecom PJSC ADR	118,592	779
	Unipro PJSC	18,049,100	759
	ROSSETI PJSC	48,484,896	729
*	RussNeft PJSC	74,191	673
*	Uralkali PJSC	452,680	607
	Surgutneftegas PJSC	1,328,600	556
	Sistema PJSFC GDR	191,390	534
	Mosenergo PJSC	13,331,000	447
	TMK PJSC	528,970	435
	Severstal PJSC	15,200	233
	Sistema PJSFC	986,400	145
	Novatek PJSC GDR	544	100
	LSR Group PJSC GDR	11,297	22
	Novorossiysk Commercial Sea Port PJSC	109,000	12
*	Mechel PJSC	6,352	8
			366,722
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,250,448	57,931
	Oversea-Chinese Banking Corp. Ltd.	5,995,211	51,431
	United Overseas Bank Ltd.	2,307,050	43,237
	Singapore Telecommunications Ltd.	13,342,046	29,998
	Keppel Corp. Ltd.	2,647,379	12,038
	CapitaLand Ltd.	4,632,841	11,486
	Ascendas REIT	4,481,087	9,138
	Singapore Exchange Ltd.	1,594,558	9,067
	Wilmar International Ltd.	3,576,307	8,858
	Genting Singapore Ltd.	10,622,164	8,705

CapitaLand Mall Trust	4,464,351	7,972
Singapore Technologies Engineering Ltd.	2,814,322	7,793
ComfortDelGro Corp. Ltd.	3,730,649	6,474
Singapore Airlines Ltd.	869,824	6,249
CapitaLand Commercial Trust	4,391,551	6,148
City Developments Ltd.	854,861	5,851
Venture Corp. Ltd.	441,151	5,359
Jardine Cycle & Carriage Ltd.	184,739	5,191
Singapore Press Holdings Ltd.	2,738,557	5,116
Suntec REIT	3,506,872	5,032
UOL Group Ltd.	894,967	4,429
SATS Ltd.	1,137,915	4,105
Sembcorp Industries Ltd.	1,663,291	3,209
Hutchison Port Holdings Trust	9,402,208	2,358
Golden Agri-Resources Ltd.	11,986,001	2,262
Singapore Post Ltd.	2,606,164	1,911
Sembcorp Marine Ltd.	1,410,477	1,683
StarHub Ltd.	978,937	1,297
Wing Tai Holdings Ltd.	639,240	976
M1 Ltd.	600,743	915
Frasers Property Ltd.	583,000	785
SIA Engineering Co. Ltd.	405,309	747
		327,751
South Africa (1.8%)
Naspers Ltd.	767,545	177,551
Standard Bank Group Ltd.	2,310,172	34,132
Sasol Ltd.	1,001,155	30,289
FirstRand Ltd.	5,717,173	30,042
MTN Group Ltd.	3,250,938	21,270
Sanlam Ltd.	3,140,741	19,964
Absa Group Ltd.	1,305,807	18,325
Nedbank Group Ltd.	719,334	15,568
Remgro Ltd.	974,591	15,548
Old Mutual Ltd. (London Shares)	8,205,512	14,235
Bid Corp. Ltd.	610,778	13,107
Growthpoint Properties Ltd.	5,524,480	10,820
Shoprite Holdings Ltd.	858,904	10,628
Vodacom Group Ltd.	1,151,123	10,475
AngloGold Ashanti Ltd.	734,137	10,354
Bidvest Group Ltd.	627,228	9,620
RMB Holdings Ltd.	1,342,773	8,503
Capitec Bank Holdings Ltd.	95,348	8,411
Mr Price Group Ltd.	462,592	7,787
Discovery Ltd.	633,417	7,615
Aspen Pharmacare Holdings Ltd.	682,389	7,501
Redefine Properties Ltd.	9,287,506	7,401
Woolworths Holdings Ltd.	1,763,150	6,701
Clicks Group Ltd.	438,624	6,522
Sappi Ltd.	1,037,668	6,130
Tiger Brands Ltd.	288,117	6,041
Gold Fields Ltd.	1,479,321	6,003
NEPI Rockcastle plc	613,451	5,800
Foschini Group Ltd.	420,574	5,388
Exxaro Resources Ltd.	452,257	5,271
PSG Group Ltd.	277,610	5,265
SPAR Group Ltd.	346,362	5,226
Life Healthcare Group Holdings Ltd.	2,508,004	5,141

	Anglo American Platinum Ltd.	105,627	5,099
	Mondi Ltd.	200,265	4,980
^	Netcare Ltd.	2,636,164	4,962
	Truworths International Ltd.	783,351	4,768
	Rand Merchant Investment Holdings Ltd.	1,505,667	4,204
	AVI Ltd.	583,422	4,101
*	Impala Platinum Holdings Ltd.	1,238,931	3,639
	Barloworld Ltd.	378,269	3,467
	Investec Ltd.	508,481	3,352
	Pick n Pay Stores Ltd.	589,748	3,091
	Fortress REIT Ltd. Class A	2,095,810	3,038
	Hyprop Investments Ltd.	426,973	2,898
*,^	Sibanye Gold Ltd.	3,198,102	2,780
	Resilient REIT Ltd.	523,442	2,539
	Telkom SA SOC Ltd.	498,109	2,520
	Kumba Iron Ore Ltd.	87,379	2,249
*	MMI Holdings Ltd.	1,772,722	2,246
*	Northam Platinum Ltd.	594,302	2,164
	KAP Industrial Holdings Ltd.	3,234,541	2,095
	Vukile Property Fund Ltd.	1,275,698	2,024
	African Rainbow Minerals Ltd.	174,613	1,960
*	Motus Holdings Ltd.	273,460	1,840
2	Pepkor Holdings Ltd.	1,187,984	1,788
	JSE Ltd.	143,375	1,776
	Fortress REIT Ltd. Class B	1,461,343	1,715
*	Super Group Ltd.	643,584	1,662
	Liberty Holdings Ltd.	204,398	1,651
	Santam Ltd.	70,156	1,612
	Attacq Ltd.	1,292,981	1,565
	Assore Ltd.	58,044	1,506
^	Pioneer Foods Group Ltd.	251,807	1,500
*	Harmony Gold Mining Co. Ltd.	743,738	1,493
	Reunert Ltd.	275,097	1,461
	Coronation Fund Managers Ltd.	455,174	1,419
	Imperial Logistics Ltd.	273,460	1,403
	Tsogo Sun Holdings Ltd.	909,302	1,357
2	Dis-Chem Pharmacies Ltd.	669,451	1,295
	AECI Ltd.	191,449	1,283
	Massmart Holdings Ltd.	173,834	1,211
*	Brait SE	555,354	1,176
	MAS Real Estate Inc.	690,190	1,155
*	Nampak Ltd.	1,088,567	1,147
*	Famous Brands Ltd.	151,076	1,026
	Old Mutual Ltd.	496,712	877
	Omnia Holdings Ltd.	111,780	713
	Tongaat Hulett Ltd.	186,538	709
*,^	Curro Holdings Ltd.	301,879	654
	Oceana Group Ltd.	62,933	365
*	Grindrod Shipping Holdings Ltd.	18,079	120
*	Grindrod Ltd.	156,813	91
*	EOH Holdings Ltd.	1,008	2
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	1
*	Steinhoff International Holdings NV	2,822	—
			656,383
South Korea (3.4%)
	Samsung Electronics Co. Ltd. GDR	224,201	231,056
	Samsung Electronics Co. Ltd.	3,074,291	128,180

	SK Hynix Inc.	927,326	62,010
	Samsung Electronics Co. Ltd. Preference Shares	1,429,764	48,448
	Hyundai Motor Co.	263,186	30,683
	NAVER Corp.	242,828	29,767
*,^	Celltrion Inc.	143,925	28,496
	LG Chem Ltd.	83,935	27,845
	POSCO ADR	403,362	24,290
	Hyundai Mobis Co. Ltd.	118,071	23,917
*	KB Financial Group Inc. ADR	497,503	21,248
*	Shinhan Financial Group Co. Ltd. ADR	522,058	20,089
	Hana Financial Group Inc.	536,884	19,304
	Samsung SDI Co. Ltd.	94,707	19,117
	SK Innovation Co. Ltd.	105,610	17,927
	KT&G Corp.	199,751	17,786
	LG Household & Health Care Ltd.	15,386	17,506
	Samsung C&T Corp.	150,862	16,322
	Kia Motors Corp.	463,719	15,163
	Samsung Fire & Marine Insurance Co. Ltd.	59,744	14,659
	SK Holdings Co. Ltd.	59,563	14,149
	NCSoft Corp.	30,787	12,964
§	Woori Bank	915,609	12,179
	LG Electronics Inc.	197,843	11,875
	Samsung SDS Co. Ltd.	57,237	11,552
	Shinhan Financial Group Co. Ltd.	294,798	11,402
	LG Corp.	160,110	11,195
^	Samsung Electro-Mechanics Co. Ltd.	97,838	9,575
*	Hyundai Heavy Industries Co. Ltd.	76,127	9,527
	Amorepacific Corp.	56,681	9,270
	Samsung Life Insurance Co. Ltd.	113,946	9,060
*,2	Samsung Biologics Co. Ltd.	24,091	8,695
	KB Financial Group Inc.	200,633	8,621
	Kakao Corp.	95,296	8,537
	Coway Co. Ltd.	102,180	7,701
*,^	Korea Electric Power Corp. ADR	489,002	7,496
	SK Telecom Co. Ltd. ADR	291,716	7,407
	Lotte Chemical Corp.	26,802	7,249
	Hyundai Engineering & Construction Co. Ltd.	128,966	7,247
	Korea Zinc Co. Ltd.	17,937	7,103
	Korea Electric Power Corp.	222,397	6,873
	S-Oil Corp.	72,889	6,863
	LG Display Co. Ltd.	392,822	6,691
*,^	SillaJen Inc.	95,139	6,485
*	Samsung Heavy Industries Co. Ltd.	776,731	6,380
	E-MART Inc.	36,931	6,379
*,^	Celltrion Healthcare Co. Ltd.	95,020	6,376
	Hyundai Steel Co.	136,435	6,278
*	Hyundai Heavy Industries Holdings Co. Ltd.	19,066	6,171
	Industrial Bank of Korea	479,112	6,137
	Kangwon Land Inc.	186,777	5,715
	Mirae Asset Daewoo Co. Ltd.	817,620	5,605
	POSCO	22,537	5,563
	DB Insurance Co. Ltd.	86,303	5,390
	Hankook Tire Co. Ltd.	133,074	5,006
	Hanmi Pharm Co. Ltd.	12,670	4,958
*,^	Lotte Corp.	104,858	4,944
	LG Uplus Corp.	345,201	4,692
	Hyundai Motor Co. 2nd Preference Shares	61,915	4,685

	Daelim Industrial Co. Ltd.	48,770	4,679
	GS Holdings Corp.	93,277	4,565
	CJ CheilJedang Corp.	14,652	4,517
^	GS Engineering & Construction Corp.	103,224	4,375
*	Samsung Engineering Co. Ltd.	285,024	4,308
	Hyundai Glovis Co. Ltd.	33,538	4,288
	Korea Investment Holdings Co. Ltd.	68,760	3,988
	Orion Corp.	38,667	3,949
^	Hotel Shilla Co. Ltd.	56,121	3,881
	Hyundai Marine & Fire Insurance Co. Ltd.	109,655	3,680
*	Korea Aerospace Industries Ltd.	118,392	3,642
	Lotte Shopping Co. Ltd.	20,211	3,565
	Samsung Securities Co. Ltd.	116,620	3,521
	CJ ENM Co. Ltd.	18,311	3,500
	BNK Financial Group Inc.	524,311	3,468
	Hanon Systems	294,748	3,403
	Yuhan Corp.	15,866	3,397
	AMOREPACIFIC Group	53,556	3,309
	OCI Co. Ltd.	33,070	3,196
	S-1 Corp.	34,323	3,172
^,2	Netmarble Corp.	32,197	3,108
	LG Household & Health Care Ltd. Preference Shares	4,540	3,101
	Shinsegae Inc.	12,712	3,036
	KCC Corp.	10,272	3,025
	Hanwha Chemical Corp.	140,050	2,841
	Korean Air Lines Co. Ltd.	86,317	2,827
	NH Investment & Securities Co. Ltd.	217,320	2,738
	Cheil Worldwide Inc.	125,639	2,653
	Kumho Petrochemical Co. Ltd.	32,328	2,622
	Hanwha Corp.	80,694	2,558
*	HDC Hyundai Development Co-Engineering & Construction	56,370	2,505
	CJ Corp.	22,753	2,471
*	Korea Gas Corp.	50,039	2,439
	Hyundai Department Store Co. Ltd.	27,737	2,388
	Hyundai Motor Co. Preference Shares	33,887	2,345
	DGB Financial Group Inc.	285,059	2,226
	Hyundai Mipo Dockyard Co. Ltd.	37,397	2,119
	SK Telecom Co. Ltd.	9,146	2,117
	LG Chem Ltd. Preference Shares	11,135	2,033
	Hanwha Life Insurance Co. Ltd.	515,778	1,998
	Amorepacific Corp. Preference Shares	21,646	1,990
^	BGF retail Co. Ltd.	11,654	1,924
*,^	CJ Logistics Corp.	12,617	1,908
*	Hanwha Aerospace Co. Ltd.	67,156	1,901
^	Ottogi Corp.	2,520	1,767
*,^	Doosan Infracore Co. Ltd.	225,037	1,759
	Samsung Card Co. Ltd.	57,236	1,715
^	Mando Corp.	55,050	1,684
^	Hanmi Science Co. ltd	22,641	1,495
	LS Corp.	28,811	1,489
	Posco Daewoo Corp.	82,292	1,488
	GS Retail Co. Ltd.	45,028	1,459
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,414
	NongShim Co. Ltd.	5,263	1,323
	SK Networks Co. Ltd.	247,553	1,323
	HDC Holdings Co. Ltd.	74,604	1,256
^	Paradise Co. Ltd.	75,316	1,240

*,^	Doosan Heavy Industries & Construction Co. Ltd.	117,038	1,200
	LOTTE Fine Chemical Co. Ltd.	29,162	1,192
	SKC Co. Ltd.	32,013	1,118
	KEPCO Plant Service & Engineering Co. Ltd.	36,315	1,110
^	Hanssem Co. Ltd.	16,373	1,057
^	Hyundai Construction Equipment Co. Ltd.	21,090	1,050
^	Hyundai Wia Corp.	26,670	1,049
	Doosan Corp.	9,108	966
*	NHN Entertainment Corp.	16,358	872
	Dongsuh Cos. Inc.	49,443	854
	Hite Jinro Co. Ltd.	51,243	780
*	Hyosung TNC Co. Ltd.	4,865	754
	Lotte Chilsung Beverage Co. Ltd.	547	706
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,175	654
	LG Electronics Inc. Preference Shares	22,942	560
	Hanwha Corp. Preference Shares	37,363	516
^	BGF Co. Ltd.	45,435	325
^	CJ CheilJedang Corp. Preference Shares	1,801	212
*	Hyosung Advanced Materials Corp.	2,041	211
	Hyosung Corp.	2,213	140
*,^	Hyosung Heavy Industries Corp.	2,524	103
*	Hyosung Chemical Corp.	535	68
			1,287,993
Spain (2.0%)
	Banco Santander SA	29,019,088	137,628
*	Iberdrola Ord Shs	10,795,834	89,234
	Banco Bilbao Vizcaya Argentaria SA	12,040,533	71,463
	Telefonica SA	8,187,907	70,430
	Amadeus IT Group SA	742,712	54,009
	Industria de Diseno Textil SA	1,893,010	52,954
*	Repsol SA	2,230,961	39,161
	CaixaBank SA	6,484,962	24,526
2	Aena SME SA	113,963	19,699
*	Ferrovial SA	877,460	19,677
*	ACS Actividades de Construccion y Servicios SA	441,113	18,255
	Red Electrica Corp. SA	777,888	17,927
	Grifols SA	601,933	15,702
	Naturgy Energy Group SA	557,700	15,591
	Endesa SA	566,839	14,178
	Enagas SA	414,208	12,073
	Banco de Sabadell SA	10,179,317	11,672
	Bankinter SA	1,250,845	9,767
	Grifols SA Preference Shares	473,468	8,862
2	Cellnex Telecom SA	304,203	8,572
	Merlin Properties Socimi SA	611,423	8,203
	Bankia SA	2,230,327	6,501
*	Siemens Gamesa Renewable Energy SA	408,580	5,801
	Inmobiliaria Colonial Socimi SA	564,541	5,775
	Mapfre SA	1,873,291	5,212
	Acerinox SA	335,155	3,652
^	Acciona SA	37,762	3,596
	Grupo Catalana Occidente SA	83,544	3,311
	Zardoya Otis SA	331,552	2,627
	Mediaset Espana Comunicacion SA	344,182	2,425
*	Iberdrola SA	242,427	1,998
*	Fomento de Construcciones y Contratas SA	129,674	1,919
	Corp Financiera Alba SA	36,876	1,829

*	ACS Actividades de Construccion y Servicios SA Rights Exp. 02/05/2019	448,571	246
^	Distribuidora Internacional de Alimentacion SA	4,433	2
			764,477
Sweden (1.7%)
	Telefonaktiebolaget LM Ericsson Class B	5,439,847	48,488
	Swedbank AB Class A	1,804,621	40,995
	Investor AB Class B	895,342	39,378
	Volvo AB Class B	2,703,963	38,964
	Sandvik AB	1,951,125	31,179
	Assa Abloy AB Class B	1,653,500	30,812
	Essity AB Class B	1,098,773	30,401
*	Atlas Copco AB Class A	1,108,888	28,930
	Svenska Handelsbanken AB Class A	2,582,570	28,085
	Skandinaviska Enskilda Banken AB Class A	2,579,651	27,078
^	Hennes & Mauritz AB Class B	1,577,207	24,541
	Hexagon AB Class B	449,379	22,007
	Telia Co. AB	4,789,725	20,873
*	Atlas Copco AB Class B	714,305	17,093
	Swedish Match AB	309,145	13,850
	Alfa Laval AB	572,692	12,984
*	Boliden AB	495,520	12,402
	Tele2 AB	976,220	12,222
	SKF AB	701,485	11,816
	Skanska AB Class B	642,454	11,250
*	Epiroc AB Class A	1,163,261	11,170
	Electrolux AB Class B	451,516	10,684
	Kinnevik AB	431,194	10,536
	Lundin Petroleum AB	312,119	9,983
	Svenska Cellulosa AB SCA Class B	1,108,064	9,747
	Securitas AB Class B	562,561	9,046
	Elekta AB Class B	647,239	8,653
	Industrivarden AB Class A	377,798	7,984
	Trelleborg AB Class B	445,341	7,501
*	Swedish Orphan Biovitrum AB	292,847	6,921
	Investor AB Class A	150,121	6,599
	Nibe Industrier AB Class B	565,917	6,435
	Industrivarden AB	309,446	6,380
*	Epiroc AB Class B	670,694	6,011
	Saab AB Class B	164,633	5,689
	Husqvarna AB	735,141	5,619
*	Fastighets AB Balder Class B	177,414	5,599
^	ICA Gruppen AB	133,983	4,712
	L E Lundbergforetagen AB Class B	145,862	4,504
^	Investment AB Latour Class B	210,464	2,615
	Svenska Handelsbanken AB Class B	99,673	1,153
	Skandinaviska Enskilda Banken AB	40,435	438
			651,327
Switzerland (5.6%)
	Nestle SA	5,440,736	474,345
	Novartis AG	3,934,145	343,454
	Roche Holding AG	1,252,430	333,191
	Zurich Insurance Group AG	267,669	84,009
	UBS Group AG	6,374,599	82,638
	Cie Financiere Richemont SA	920,881	63,474
	ABB Ltd.	3,237,883	61,975
	Credit Suisse Group AG	4,644,195	56,452

	Swiss Re AG	546,888	52,449
	Givaudan SA	16,645	40,382
	Lonza Group AG	133,859	35,365
*	Sika AG	252,119	33,294
	LafargeHolcim Ltd. (Swiss Shares)	628,942	29,578
	Geberit AG	66,179	25,871
	Swiss Life Holding AG	62,589	25,821
	SGS SA	9,363	22,603
	Swisscom AG	45,816	21,960
	Partners Group Holding AG	30,096	20,700
	Sonova Holding AG	92,453	17,351
	Julius Baer Group Ltd.	403,749	16,228
	Swatch Group AG (Bearer)	55,791	15,982
	Schindler Holding AG	72,181	15,354
	Temenos AG	107,116	14,459
	Adecco Group AG	281,105	14,086
	Baloise Holding AG	88,572	13,718
	Roche Holding AG (Bearer)	51,862	13,633
	Straumann Holding AG	18,422	13,375
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	181	13,285
	Kuehne & Nagel International AG	91,021	12,309
	Swiss Prime Site AG	140,812	11,929
	Chocoladefabriken Lindt & Spruengli AG	1,874	11,916
	LafargeHolcim Ltd.	230,997	10,800
	Vifor Pharma AG	81,573	10,382
	Logitech International SA	263,404	9,610
	PSP Swiss Property AG	74,342	7,648
	Schindler Holding AG (Registered)	35,872	7,577
	Clariant AG	369,329	7,336
	Helvetia Holding AG	12,339	7,305
	Georg Fischer AG	7,321	6,489
	EMS-Chemie Holding AG	12,496	6,241
	Flughafen Zurich AG	34,492	6,093
	Barry Callebaut AG	3,447	5,864
	Pargesa Holding SA	73,699	5,818
	Dufry AG	53,596	5,360
	OC Oerlikon Corp. AG	373,618	4,828
	Banque Cantonale Vaudoise	5,295	4,199
	Swatch Group AG (Registered)	74,225	4,130
^	ams AG	137,812	3,694
	DKSH Holding AG	48,078	3,604
	Sulzer AG	34,882	3,204
			2,111,368
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,751,680	216,378
	Taiwan Semiconductor Manufacturing Co. Ltd.	15,361,373	113,950
	Hon Hai Precision Industry Co. Ltd.	21,563,824	49,983
	Formosa Plastics Corp.	8,702,873	29,124
	Nan Ya Plastics Corp.	10,013,615	25,021
	Largan Precision Co. Ltd.	185,848	23,630
	CTBC Financial Holding Co. Ltd.	32,179,939	21,913
	Formosa Chemicals & Fibre Corp.	6,110,306	21,265
	MediaTek Inc.	2,570,700	20,830
	Uni-President Enterprises Corp.	8,655,487	20,511
	Cathay Financial Holding Co. Ltd.	14,113,057	20,296
	Delta Electronics Inc.	3,918,676	19,581
	Fubon Financial Holding Co. Ltd.	12,932,861	18,963

	China Steel Corp.	22,138,234	18,459
	Chunghwa Telecom Co. Ltd. ADR	517,055	18,149
	Mega Financial Holding Co. Ltd.	19,429,777	16,962
	E.Sun Financial Holding Co. Ltd.	17,862,791	12,520
	Yuanta Financial Holding Co. Ltd.	20,449,916	11,442
	First Financial Holding Co. Ltd.	17,040,035	11,363
	President Chain Store Corp.	1,007,904	10,705
	ASE Technology Holding Co. Ltd.	5,170,449	10,398
	Catcher Technology Co. Ltd.	1,322,153	10,178
	Taiwan Mobile Co. Ltd.	2,807,713	10,033
	Taiwan Cement Corp.	8,016,744	9,936
	Taiwan Cooperative Financial Holding Co. Ltd.	16,229,107	9,843
	Asustek Computer Inc.	1,221,026	9,518
	Hua Nan Financial Holdings Co. Ltd.	14,985,567	9,053
	Formosa Petrochemical Corp.	2,410,580	8,560
	Quanta Computer Inc.	4,471,598	8,240
	China Development Financial Holding Corp.	24,465,318	8,036
	Yageo Corp.	709,000	7,752
	Taishin Financial Holding Co. Ltd.	17,320,643	7,725
	Chailease Holding Co. Ltd.	2,031,000	7,586
	Far Eastern New Century Corp.	6,990,819	6,862
	Chunghwa Telecom Co. Ltd.	1,886,207	6,617
	Far EasTone Telecommunications Co. Ltd.	2,811,643	6,599
	United Microelectronics Corp. ADR	3,475,818	6,569
	Chang Hwa Commercial Bank Ltd.	10,593,319	6,209
	SinoPac Financial Holdings Co. Ltd.	17,951,229	6,125
	Pegatron Corp.	3,442,038	5,880
	Pou Chen Corp.	4,657,125	5,648
	Lite-On Technology Corp.	3,574,767	5,338
	Shin Kong Financial Holding Co. Ltd.	17,841,398	5,125
	Novatek Microelectronics Corp.	974,916	5,122
	Walsin Technology Corp.	871,000	5,040
	Innolux Corp.	14,580,370	5,028
	Asia Cement Corp.	4,174,519	5,019
	Advantech Co. Ltd.	623,026	4,698
	Cheng Shin Rubber Industry Co. Ltd.	3,221,222	4,564
	Realtek Semiconductor Corp.	801,768	4,394
	Eclat Textile Co. Ltd.	358,398	4,119
	China Life Insurance Co. Ltd.	4,439,269	4,045
	Inventec Corp.	5,131,064	4,006
	Compal Electronics Inc.	6,597,510	3,956
^	AU Optronics Corp. ADR	1,025,878	3,929
	Feng TAY Enterprise Co. Ltd.	605,100	3,856
	Foxconn Technology Co. Ltd.	1,908,925	3,725
	Taiwan High Speed Rail Corp.	3,519,000	3,603
	Globalwafers Co. Ltd.	361,000	3,570
	Vanguard International Semiconductor Corp.	1,544,466	3,428
	Wistron Corp.	4,632,444	3,247
	Acer Inc.	4,905,396	3,198
	Walsin Lihwa Corp.	5,253,000	3,047
	Synnex Technology International Corp.	2,331,889	2,914
	Giant Manufacturing Co. Ltd.	565,625	2,838
	Nanya Technology Corp.	1,392,600	2,828
	Taiwan Business Bank	7,314,243	2,656
	Eva Airways Corp.	4,552,445	2,226
	Chicony Electronics Co. Ltd.	969,337	2,139
	AU Optronics Corp.	5,163,000	2,024

	Formosa Taffeta Co. Ltd.	1,730,000	1,997
	China Airlines Ltd.	5,536,913	1,921
	Teco Electric and Machinery Co. Ltd.	3,124,000	1,906
	Taiwan Fertilizer Co. Ltd.	1,286,000	1,828
	United Microelectronics Corp.	4,740,978	1,811
	Unimicron Technology Corp.	2,216,975	1,659
	Evergreen Marine Corp. Taiwan Ltd.	3,786,349	1,492
*	HTC Corp.	1,211,570	1,475
	Feng Hsin Steel Co. Ltd.	770,790	1,468
	Epistar Corp.	1,673,000	1,452
*	OBI Pharma Inc.	243,000	1,436
	Eternal Materials Co. Ltd.	1,694,104	1,384
	Taiwan Secom Co. Ltd.	482,725	1,363
	ASE Technology Holding Co. Ltd. ADR	307,516	1,227
	China Motor Corp.	1,566,105	1,225
	Far Eastern International Bank	3,492,597	1,203
	Taiwan Glass Industry Corp.	2,787,089	1,199
	Capital Securities Corp.	3,704,587	1,112
	Oriental Union Chemical Corp.	1,254,191	1,087
	Transcend Information Inc.	453,455	988
	Yulon Motor Co. Ltd.	1,527,898	920
	TPK Holding Co. Ltd.	538,422	909
	U-Ming Marine Transport Corp.	732,000	732
	Wan Hai Lines Ltd.	1,268,702	654
	Yulon Nissan Motor Co. Ltd.	39,633	299
	Hotai Motor Co. Ltd.	5,000	48
	Cathay Real Estate Development Co. Ltd.	57,800	39
	Ton Yi Industrial Corp.	47,600	20
			1,010,948
Thailand (0.8%)
*	PTT PCL	21,513,220	33,501
	Siam Cement PCL NVDR	952,280	14,264
	CP ALL PCL (Foreign)	5,316,200	13,250
	Kasikornbank PCL (Foreign)	2,032,983	13,177
	Advanced Info Service PCL (Foreign)	1,893,550	10,862
	Kasikornbank PCL	1,642,637	10,542
*	CP ALL PCL (Local)	4,210,113	10,493
*	Siam Commercial Bank PCL (Local)	2,290,103	9,768
*	Bangkok Dusit Medical Services PCL	12,596,601	9,524
^	Airports of Thailand PCL (Foreign)	3,925,400	8,693
	Airports of Thailand PCL	3,844,390	8,514
^	PTT Exploration & Production PCL (Foreign)	2,033,978	8,034
*	Minor International PCL	6,387,587	7,952
	Siam Cement PCL (Foreign)	453,513	6,793
	PTT PCL (Foreign)	4,223,800	6,577
*	Central Pattana PCL	2,545,494	6,514
*	PTT Global Chemical PCL	2,753,015	6,014
	Bangkok Bank PCL (Foreign)	814,427	5,777
	Siam Commercial Bank PCL	1,230,600	5,249
*	Charoen Pokphand Foods PCL	5,908,278	5,163
*	Krung Thai Bank PCL	7,955,087	5,052
*	Home Product Center PCL	10,032,189	5,019
*	Energy Absolute PCL	2,985,400	4,557
*	Bangkok Expressway & Metro PCL	13,601,527	4,537
^	Intouch Holdings PCL NVDR	2,604,104	4,530
*	Indorama Ventures PCL	2,767,283	4,267
	Central Pattana PCL	1,637,800	4,191

*	BTS Group Holdings PCL	12,954,317	4,154
*	Banpu PCL (Local)	7,172,851	3,824
	Siam Commercial Bank PCL (Foreign)	819,786	3,497
*	Bumrungrad Hospital PCL	538,342	3,208
*	Electricity Generating PCL	347,109	2,914
*	True Corp. PCL	17,309,833	2,835
*	Gulf Energy Development PCL	918,500	2,566
	Bangkok Dusit Medical Services PCL (Foreign)	3,054,700	2,310
^	Krung Thai Bank PCL (Foreign)	3,622,825	2,301
^	Land & Houses PCL NVDR	6,369,900	2,185
*	IRPC PCL	11,447,628	2,113
*	Ratchaburi Electricity Generating Holding PCL (Local)	1,168,045	2,077
	Thai Oil PCL (Foreign)	892,900	2,064
	TMB Bank PCL (Foreign)	28,160,400	1,987
	PTT Global Chemical PCL (Foreign)	866,712	1,893
*	Berli Jucker PCL	1,108,335	1,733
*	PTT Exploration and Production PCL (Local)	437,322	1,727
*	Siam Cement PCL	97,300	1,457
*	Land & Houses PCL	4,145,156	1,422
	Thai Union Frozen Products PCL (Foreign)	2,371,444	1,422
*	Thai Union Group PCL	2,358,705	1,414
*	Intouch Holdings PCL	769,257	1,338
*	Thai Oil PCL	516,683	1,194
	Glow Energy PCL (Foreign)	393,400	1,163
*	Delta Electronics Thailand PCL	493,410	1,099
	IRPC PCL (Foreign)	5,950,900	1,099
*	Glow Energy PCL	366,764	1,085
	Electricity Generating PCL (Foreign)	113,100	949
^	Total Access Communication PCL (Foreign)	582,300	896
	Berli Jucker PCL (Foreign)	548,680	856
*	Total Access Communication PCL (Local)	553,023	851
*	Thai Airways International PCL	1,930,522	824
*	Advanced Info Service PCL (Local)	141,514	812
	Delta Electronics Thailand PCL (Foreign)	339,900	757
*	TMB Bank PCL	10,125,600	714
*	Bangkok Life Assurance PCL	809,802	714
	Central Pattana PCL (Foreign)	257,900	660
^	Siam City Cement PCL (Foreign)	85,968	639
^	Banpu PCL	924,278	493
*	Siam City Cement PCL (Local)	51,868	385
	Indorama Ventures PCL (Foreign)	244,100	376
	Bumrungrad Hospital PCL (XBKK)	50,700	302
	Ratchaburi Electricity Generating Holding PCL (Foreign)	164,800	293
^	Land & Houses PCL (Foreign)	747,020	256
	Charoen Pokphand Foods PCL (Foreign)	255,900	224
	Minor International PCL (Foreign)	99,236	124
	Krung Thai Bank PCL NVDR	166,300	106
	True Corp. PCL (Foreign)	513,753	84
	Bangkok Life Assurance PCL NVDR	83,800	74
*	BTS Group Holdings PCL Warrants Exp. 11/29/2019	1,456,423	29
*	Thai Airways International PCL (Foreign)	21,702	9
*	BEC World PCL	17,910	3
*	BEC World PCL (Foreign)	10,200	2
			300,327
Turkey (0.2%)
	BIM Birlesik Magazalar AS	494,809	8,647
	Turkiye Garanti Bankasi AS	3,737,257	6,557

	Akbank T.A.S.	4,714,398	6,474
	Tupras Turkiye Petrol Rafinerileri AS	221,988	5,973
	Turkcell Iletisim Hizmetleri AS	1,946,436	5,465
	KOC Holding AS	1,520,099	5,097
	Eregli Demir ve Celik Fabrikalari TAS	2,472,220	4,060
*	Turk Hava Yollari AO	950,758	2,832
	Haci Omer Sabanci Holding AS (Bearer)	1,501,016	2,725
	Turkiye Is Bankasi AS	2,439,860	2,685
	Turkiye Vakiflar Bankasi TAO	1,816,171	1,683
	TAV Havalimanlari Holding AS	287,113	1,550
	Petkim Petrokimya Holding AS	1,368,328	1,529
	Turkiye Halk Bankasi AS	1,034,550	1,525
	Tekfen Holding AS	305,173	1,456
	Anadolu Efes Biracilik Ve Malt Sanayii AS	329,159	1,406
	Turkiye Sise ve Cam Fabrikalari AS	1,043,950	1,374
	Enka Insaat ve Sanayi AS	1,380,819	1,321
	Aselsan Elektronik Sanayi Ve Ticaret AS	258,749	1,288
	Ford Otomotiv Sanayi AS	107,939	1,253
	Arcelik AS	288,045	1,033
*	Yapi ve Kredi Bankasi AS	2,626,370	992
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,129,528	957
	Soda Sanayii AS	663,302	922
	Ulker Biskuvi Sanayi AS	254,228	907
*	Turk Telekomunikasyon AS	888,516	868
	Tofas Turk Otomobil Fabrikasi AS	204,506	834
*	Koza Altin Isletmeleri AS	76,947	799
	Coca-Cola Icecek AS	114,368	732
*,2	Enerjisa Enerji AS	374,561	406
*	Iskenderun Demir ve Celik AS	250,150	328
	Turkiye Sinai Kalkinma Bankasi AS	49,057	8
*	Migros Ticaret AS	825	3
			73,689
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	4,950,945	19,893
	Emirates Telecommunications Group Co. PJSC	3,094,178	14,352
	Abu Dhabi Commercial Bank PJSC	3,540,729	9,029
	Emaar Properties PJSC	6,474,790	7,636
	DP World Ltd.	296,370	5,268
	Dubai Islamic Bank PJSC	3,056,899	4,246
	Aldar Properties PJSC	7,498,460	3,254
	Abu Dhabi National Oil Co. for Distribution PJSC	2,502,955	1,575
	Emaar Development PJSC	1,361,907	1,481
	Emaar Malls PJSC	3,410,822	1,460
	Dana Gas PJSC	5,427,069	1,328
	Dubai Investments PJSC	3,530,213	1,270
	Air Arabia PJSC	3,919,683	1,068
	DAMAC Properties Dubai Co. PJSC	2,890,982	1,031
	Al Waha Capital PJSC	1,554,265	763
	Arabtec Holding PJSC	1,289,351	760
	Dubai Financial Market PJSC	2,767,106	632
*	DXB Entertainments PJSC	4,312,357	315
*	Deyaar Development PJSC	2,684,309	277
*	Union Properties PJSC	1,906,946	208
			75,846
United Kingdom (11.7%)
	HSBC Holdings plc	36,233,093	305,095

	Royal Dutch Shell plc Class A	8,382,806	259,873
	BP plc	35,219,549	240,592
	Royal Dutch Shell plc Class B	6,555,670	203,547
	GlaxoSmithKline plc	8,810,886	171,149
	Diageo plc	4,358,327	166,344
	AstraZeneca plc	2,291,716	166,018
	British American Tobacco plc	3,995,379	140,839
	Rio Tinto plc	2,039,494	112,830
	Unilever plc	1,971,745	103,585
	Lloyds Banking Group plc	128,487,466	97,955
	Prudential plc	4,687,660	91,674
	Vodafone Group plc	48,207,943	87,922
	Reckitt Benckiser Group plc	1,130,390	86,978
	BHP Group plc	3,756,052	83,921
	Glencore plc	20,632,907	83,901
	National Grid plc	6,146,112	66,928
	Barclays plc	30,770,284	64,137
	Compass Group plc	2,847,411	60,931
	Imperial Brands plc	1,711,204	56,802
	Tesco plc	17,475,504	51,159
	BT Group plc	15,065,483	45,941
	Anglo American plc	1,783,822	45,587
	RELX plc	1,951,036	43,215
	Experian plc	1,644,107	41,280
	CRH plc XLON (London Shares)	1,386,860	39,907
	Standard Chartered plc	4,865,352	39,240
	BAE Systems plc	5,765,780	38,789
	Aviva plc	7,102,163	38,626
	Legal & General Group plc	10,745,060	36,608
	Rolls-Royce Holdings plc	3,048,964	35,440
	London Stock Exchange Group plc	561,195	33,751
*	RELX plc (London Shares)	1,494,869	33,038
	Smith & Nephew plc	1,581,033	29,785
	SSE plc	1,862,479	28,632
	Ferguson plc	419,091	28,064
	Royal Bank of Scotland Group plc	8,184,077	25,962
	WPP plc	2,216,254	25,362
	Ashtead Group plc	865,866	21,963
	Whitbread plc	331,756	21,258
	Informa plc	2,247,268	19,961
	Associated British Foods plc	626,832	19,672
	3i Group plc	1,729,610	19,304
	Melrose Industries plc	8,700,596	19,285
	Bunzl plc	604,478	19,061
*	InterContinental Hotels Group plc	329,240	18,710
	Intertek Group plc	287,737	18,568
	Centrica plc	10,177,794	18,290
	Persimmon plc	572,102	17,847
	Burberry Group plc	740,231	17,498
	Carnival plc	296,948	16,801
	Pearson plc	1,404,872	16,703
	Mondi plc	681,123	16,472
	Sage Group plc	1,953,139	16,054
	Segro plc	1,854,012	15,761
	Next plc	242,505	15,423
	International Consolidated Airlines Group SA (London Shares)	1,799,413	15,198
*	Standard Life Aberdeen plc	4,517,628	14,935

	Land Securities Group plc	1,295,958	14,738
	DCC plc	177,930	14,566
	Rentokil Initial plc	3,297,333	14,562
	Croda International plc	229,256	14,515
	Johnson Matthey plc	342,814	13,695
	United Utilities Group plc	1,245,900	13,627
	Smiths Group plc	716,110	13,599
	British Land Co. plc	1,740,022	13,108
	Barratt Developments plc	1,842,288	13,031
	Taylor Wimpey plc	5,974,629	12,955
	RSA Insurance Group plc	1,887,453	12,727
	Halma plc	680,344	12,513
	Smurfit Kappa Group plc	432,090	12,504
	Wm Morrison Supermarkets plc	3,962,405	12,185
	Coca-Cola HBC AG	359,222	12,073
	Micro Focus International plc	617,440	11,772
	St. James’s Place plc	949,561	11,705
	Paddy Power Betfair plc	141,724	11,636
	Kingfisher plc	3,927,769	11,475
	ITV plc	6,749,987	11,458
	Direct Line Insurance Group plc	2,557,880	11,306
	Severn Trent plc	425,137	11,172
	Marks & Spencer Group plc	2,912,791	11,021
	Spirax-Sarco Engineering plc	130,961	11,014
	Berkeley Group Holdings plc	220,956	10,879
	J Sainsbury plc	2,891,122	10,826
*	Ocado Group plc	816,528	10,624
	DS Smith plc	2,317,540	10,278
	Admiral Group plc	375,651	10,215
	Hargreaves Lansdown plc	473,872	10,176
	Rightmove plc	1,633,837	10,117
2	Auto Trader Group plc	1,651,834	9,913
	Meggitt plc	1,421,620	9,628
*	Just Eat plc	1,025,998	9,376
	Hiscox Ltd.	502,224	9,346
	Weir Group plc	471,969	9,340
	GVC Holdings plc	1,049,132	9,245
	Bellway plc	230,007	8,555
	TUI AG (London Shares)	564,654	8,550
*	Phoenix Group Holdings plc	991,751	8,269
	John Wood Group plc	1,162,169	8,248
	Tate & Lyle plc	858,112	7,746
	Derwent London plc	181,183	7,706
	RPC Group plc	734,847	7,652
	Pennon Group plc	749,778	7,510
	Travis Perkins plc	463,687	7,453
	Investec plc	1,151,671	7,403
	Howden Joinery Group plc	1,086,081	7,205
	G4S plc	2,777,332	7,122
	Antofagasta plc	615,610	7,038
	Schroders plc	204,355	7,010
	Hammerson plc	1,408,019	6,884
	B&M European Value Retail SA	1,528,677	6,509
	easyJet plc	388,309	6,434
	Cineworld Group plc	1,852,259	6,357
*	Cobham plc	4,408,577	6,242
	IMI plc	494,778	6,217

	Evraz plc	899,756	5,894
2	Merlin Entertainments plc	1,318,828	5,844
2	Quilter plc	3,610,396	5,819
	Inchcape plc	772,337	5,811
	Royal Mail plc	1,630,545	5,745
	Polymetal International plc	497,521	5,677
	Hikma Pharmaceuticals plc	249,486	5,278
	NMC Health plc	152,560	5,165
	CYBG plc	2,193,781	5,051
2	ConvaTec Group plc	2,585,335	4,847
*	Capita plc	2,954,123	4,503
	Capital & Counties Properties plc	1,327,248	4,346
	Fresnillo plc	326,354	4,309
	British American Tobacco plc ADR	119,853	4,228
	JD Sports Fashion plc	691,117	4,203
	Inmarsat plc	856,996	4,160
	AVEVA Group plc	113,500	4,057
	William Hill plc	1,642,094	3,801
	Renishaw plc	60,649	3,719
	Ashmore Group plc	686,650	3,645
	Dixons Carphone plc	1,823,526	3,302
	KAZ Minerals plc	415,397	3,244
	Babcock International Group plc	457,440	3,186
	Mediclinic International plc	709,547	2,930
	CRH plc. (Irish Shares)	93,514	2,692
	Micro Focus International plc ADR	129,344	2,470
	Intu Properties plc	1,575,733	2,393
			4,365,520
Total Common Stocks (Cost $34,201,132)			37,220,756
Preferred Stocks (0.0%)
*,§,3	CJ Corp - Convert Preferred Line	3,412	83

Total Preferred Stocks (Cost $—)			83

		Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
4,5	Vanguard Market Liquidity Fund	2.572%		3,578,606	357,861

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.368%	2/21/19	2,000	1,997
	United States Treasury Bill	2.398%	4/4/19	1,500	1,494
	United States Treasury Bill	2.423%-2.439%	4/11/19	11,500	11,448
6	United States Treasury Bill	2.427%-2.458%	4/18/19	11,000	10,945
6	United States Treasury Bill	2.474%	5/9/19	400	398
6	United States Treasury Bill	2.497%	5/23/19	3,500	3,475
6	United States Treasury Bill	2.502%	6/20/19	9,000	8,917
					38,674
Total Temporary Cash Investments (Cost $396,508)					396,535
Total Investments (100.7%) (Cost $34,597,640)					37,617,374
Other Assets and Liabilities-Net (-0.7%)[5,7]					(244,801)
Net Assets (100%)					37,372,573

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $339,424,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $438,859,000, representing 1.2% of net assets.

3     Perpetual security with no stated maturity.

4     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5     Includes $357,374,000 of collateral received for securities on loan.

6     Securities with a value of $8,685,000 have been segregated as initial margin for open futures contracts.

7     Cash of $1,180,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2019	929	49,451	4,314
Dow Jones EURO STOXX 50 Index	March 2019	1,176	42,534	1,875
Topix Index	March 2019	237	34,146	(297)
FTSE 100 Index	March 2019	292	26,514	1,092
S&P ASX 200 Index	March 2019	122	12,908	700
				7,684

FTSE All-World ex-US Index Fund

Forward Currency Contracts

						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation	)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	3/20/19	EUR	112,631	USD	130,058	(619)
Barclays Bank plc	3/20/19	GBP	69,915	USD	88,981	2,941
Morgan Stanley Capital Services LLC	3/12/19	JPY	7,583,931	USD	67,466	2,375
Morgan Stanley Capital Services LLC	3/26/19	AUD	62,189	USD	44,382	857
JPMorgan Chase Bank, N.A.	3/12/19	JPY	3,248,400	USD	28,908	1,007
JPMorgan Chase Bank, N.A.	3/20/19	EUR	13,492	USD	15,479	27
Citibank, N.A.	3/12/19	JPY	1,429,220	USD	12,795	367
BNP Paribas	3/20/19	GBP	8,180	USD	10,372	383
Barclays Bank plc	3/12/19	JPY	917,360	USD	8,166	282
Citibank, N.A.	3/26/19	AUD	7,605	USD	5,416	117
BNP Paribas	3/12/19	JPY	253,673	USD	2,256	80
Citibank, N.A.	3/12/19	USD	45,836	JPY	4,955,250	202
Citibank, N.A.	3/20/19	USD	43,426	EUR	37,531	295
Goldman Sachs International	3/20/19	USD	32,851	GBP	25,722	(967)
Citibank, N.A.	3/26/19	USD	26,650	AUD	37,088	(330)
JPMorgan Chase Bank, N.A.	3/20/19	USD	24,597	EUR	21,324	92
Morgan Stanley Capital Services LLC	3/20/19	USD	21,239	GBP	16,442	(379)
Barclays Bank plc	3/12/19	USD	20,944	JPY	2,259,220	139
JPMorgan Chase Bank, N.A.	3/12/19	USD	19,508	JPY	2,090,900	252
BNP Paribas	3/20/19	USD	18,096	EUR	15,783	(43)
JPMorgan Chase Bank, N.A.	3/20/19	USD	17,101	GBP	13,314	(405)
Citibank, N.A.	3/20/19	USD	12,496	EUR	10,910	(42)
Barclays Bank plc	3/26/19	USD	6,252	AUD	8,923	(239)
JPMorgan Chase Bank, N.A.	3/20/19	USD	5,633	EUR	4,937	(41)
BNP Paribas	3/20/19	USD	4,954	GBP	3,929	(212)
JPMorgan Chase Bank, N.A.	3/26/19	USD	4,047	AUD	5,636	(53)
BNP Paribas	3/26/19	USD	1,714	AUD	2,469	(82)
						6,004

AUD—Australian dollar.

FTSE All-World ex-US Index Fund

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At January 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $4,271,000 and cash of $4,290,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

FTSE All-World ex-US Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,913,093	607,935	—
Common Stocks—Other	1,096,724	32,588,349	14,655
Preferred Stocks	—	—	83
Temporary Cash Investments	357,861	38,674	—
Futures Contracts—Assets[1]	836	—	—
Futures Contracts—Liabilities[1]	(42)	—	—
Forward Currency Contracts—Assets	—	9,416	—
Forward Currency Contracts—Liabilities	—	(3,412)	—
Total	4,368,472	33,240,962	14,738
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $487,253,000 based on Level 2 inputs were transferred from Level 1 during the quarterly period.

Vanguard Total World Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.7%)[1]
Australia (2.2%)
	Commonwealth Bank of Australia	615,292	31,351
	BHP Group Ltd.	1,123,894	28,696
	CSL Ltd.	163,815	23,294
	Westpac Banking Corp.	1,195,876	21,373
	Australia & New Zealand Banking Group Ltd.	1,037,368	18,884
	National Australia Bank Ltd.	959,253	16,657
	Woolworths Group Ltd.	554,800	11,855
	Wesfarmers Ltd.	442,339	10,377
	Transurban Group	1,141,813	10,126
	Woodside Petroleum Ltd.	398,674	9,972
	Macquarie Group Ltd.	113,311	9,637
	Rio Tinto Ltd.	145,475	9,250
	Goodman Group	751,317	6,394
	Scentre Group	2,140,596	6,200
	Suncorp Group Ltd.	600,143	5,676
	Brambles Ltd.	697,975	5,416
	Insurance Australia Group Ltd.	1,031,086	5,327
	South32 Ltd.	2,066,860	5,289
	Newcrest Mining Ltd.	292,323	5,201
	Aristocrat Leisure Ltd.	253,992	4,568
	Amcor Ltd.	459,600	4,563
	QBE Insurance Group Ltd.	454,296	3,555
	AGL Energy Ltd.	223,607	3,494
*	Coles Group Ltd.	377,112	3,429
	APA Group	486,461	3,252
	Telstra Corp. Ltd.	1,391,540	3,155
*	Origin Energy Ltd.	584,161	3,052
	Santos Ltd.	632,049	2,982
	ASX Ltd.	59,405	2,758
	Sonic Healthcare Ltd.	158,777	2,663
	Treasury Wine Estates Ltd.	235,752	2,653
	Dexus	312,808	2,619
	Cochlear Ltd.	18,056	2,552
	GPT Group	553,975	2,342
	Oil Search Ltd.	408,256	2,324
	Stockland	825,630	2,276
	Mirvac Group	1,241,534	2,177
	Fortescue Metals Group Ltd.	500,275	2,067
	Tabcorp Holdings Ltd.	586,012	1,986
	Aurizon Holdings Ltd.	611,003	1,958
	Computershare Ltd.	148,593	1,925
	Vicinity Centres	992,207	1,889
	Medibank Pvt Ltd.	971,942	1,853
	LendLease Group	199,798	1,779
	Sydney Airport	359,997	1,718
	Ramsay Health Care Ltd.	39,857	1,646
	AMP Ltd.	973,520	1,605
	James Hardie Industries plc	143,679	1,600
	BlueScope Steel Ltd.	172,082	1,572

	Caltex Australia Ltd.	80,185	1,567
	Orica Ltd.	116,965	1,460
	Alumina Ltd.	777,980	1,384
	Boral Ltd.	363,320	1,314
	SEEK Ltd.	105,541	1,308
	Northern Star Resources Ltd.	201,540	1,288
	Incitec Pivot Ltd.	524,440	1,266
	Bendigo & Adelaide Bank Ltd.	152,841	1,201
	Coca-Cola Amatil Ltd.	187,699	1,146
	WorleyParsons Ltd.	106,477	1,079
	Atlas Arteria Ltd.	220,096	1,066
	Evolution Mining Ltd.	348,254	1,017
	Healthscope Ltd.	589,741	1,013
	CIMIC Group Ltd.	30,269	987
	Crown Resorts Ltd.	111,700	973
*	Xero Ltd.	29,742	948
	Challenger Ltd.	179,331	946
	Downer EDI Ltd.	178,394	928
	Charter Hall Group	150,707	903
	Bank of Queensland Ltd.	118,997	882
	Magellan Financial Group Ltd.	41,180	858
	Orora Ltd.	367,957	848
	Iluka Resources Ltd.	132,678	844
	REA Group Ltd.	15,229	842
	Link Administration Holdings Ltd.	161,210	840
	Qantas Airways Ltd.	204,473	811
	Star Entertainment Grp Ltd.	247,491	801
	ALS Ltd.	150,435	797
	nib holdings Ltd.	200,094	779
	Reliance Worldwide Corp. Ltd.	220,915	773
	Qube Holdings Ltd.	384,580	754
	Beach Energy Ltd.	564,598	743
	Whitehaven Coal Ltd.	203,455	736
	Ansell Ltd.	42,783	730
	OZ Minerals Ltd.	100,727	718
	St. Barbara Ltd.	190,109	693
*,^	Afterpay Touch Group Ltd.	57,492	672
*	Saracen Mineral Holdings Ltd.	270,201	663
	AusNet Services	547,825	658
	Shopping Centres Australasia Property Group	338,691	615
	carsales.com Ltd.	66,616	613
	DuluxGroup Ltd.	121,559	606
	Altium Ltd.	33,171	606
	Cleanaway Waste Management Ltd.	452,216	595
	Domino’s Pizza Enterprises Ltd.	17,875	593
	TPG Telecom Ltd.	116,113	590
	Regis Resources Ltd.	155,747	589
^	JB Hi-Fi Ltd.	35,287	575
	Flight Centre Travel Group Ltd.	17,961	564
	Washington H Soul Pattinson & Co. Ltd.	28,998	556
*	Vocus Group Ltd.	211,206	519
*	NEXTDC Ltd.	102,710	514
^	Metcash Ltd.	278,505	503
	Nine Entertainment Co. Holdings Ltd.	473,228	502
	Mineral Resources Ltd.	42,971	497
	GrainCorp Ltd. Class A	69,791	482
	Independence Group NL	149,998	480

	Corporate Travel Management Ltd.	27,898	478
	Nufarm Ltd.	104,176	474
	IDP Education Ltd.	56,395	466
	Pendal Group Ltd.	84,607	463
	Steadfast Group Ltd.	240,190	462
*,2	Viva Energy Group Ltd.	342,480	460
	Adelaide Brighton Ltd.	139,832	457
	Seven Group Holdings Ltd.	38,879	448
	HT&E Ltd.	373,323	446
	WiseTech Global Ltd.	29,229	436
^	Harvey Norman Holdings Ltd.	176,374	433
	Australian Pharmaceutical Industries Ltd.	459,363	421
*	Healius Ltd.	193,089	410
*	Mayne Pharma Group Ltd.	681,904	400
	Bapcor Ltd.	87,324	393
	Sims Metal Management Ltd.	51,767	392
^	IOOF Holdings Ltd.	105,254	386
	Costa Group Holdings Ltd.	93,666	379
	Tassal Group Ltd.	118,297	376
	Navitas Ltd.	91,551	374
	IRESS Ltd.	43,139	369
*,^	Pilbara Minerals Ltd.	766,035	365
	Charter Hall Retail REIT	110,111	365
	Breville Group Ltd.	45,386	363
	Appen Ltd.	30,479	357
*	Gold Road Resources Ltd.	635,455	356
	BWP Trust	133,644	354
	Cromwell Property Group	456,846	353
	Arena REIT	171,583	335
^	Blackmores Ltd.	3,503	329
	CSR Ltd.	153,212	326
	Aventus Retail Property Fund Ltd.	211,096	325
	Webjet Ltd.	37,236	325
	Monadelphous Group Ltd.	29,944	322
	G8 Education Ltd.	138,748	320
2	MYOB Group Ltd.	128,019	316
	Pact Group Holdings Ltd.	113,967	315
^	InvoCare Ltd.	34,568	307
	Technology One Ltd.	59,623	303
	National Storage REIT	228,553	298
^	Inghams Group Ltd.	88,279	296
	Viva Energy REIT	172,615	284
	Bega Cheese Ltd.	76,625	284
	Perpetual Ltd.	11,643	277
	SmartGroup Corp. Ltd.	34,915	267
*	Lynas Corp. Ltd.	213,777	261
	Charter Hall Long Wale REIT	81,774	260
	Rural Funds Group	159,898	258
	Super Retail Group Ltd.	48,655	258
^	Platinum Asset Management Ltd.	76,033	250
	Premier Investments Ltd.	23,993	242
	Abacus Property Group	89,420	240
	Resolute Mining Ltd.	281,296	232
	Charter Hall Education Trust	102,041	231
	ARB Corp. Ltd.	19,394	221
	GUD Holdings Ltd.	26,796	219
	Brickworks Ltd.	18,036	217

	IPH Ltd.	54,206	216
	oOh!media Ltd.	82,554	215
	NRW Holdings Ltd.	152,504	213
	Southern Cross Media Group Ltd.	276,821	212
	Ausdrill Ltd.	228,452	210
	Western Areas Ltd.	119,037	204
	Sandfire Resources NL	38,621	197
*	Ardent Leisure Group Ltd.	199,337	196
	Bingo Industries Ltd.	126,417	193
	Credit Corp. Group Ltd.	11,940	191
	Growthpoint Properties Australia Ltd.	68,415	190
*	Cash Converters International Ltd.	1,033,876	184
	McMillan Shakespeare Ltd.	15,440	173
	GDI Property Group	169,730	168
	Elders Ltd.	36,460	167
	Ingenia Communities Group	74,082	166
	Aveo Group	139,512	165
	Select Harvests Ltd.	37,320	164
*,^	Galaxy Resources Ltd.	111,184	163
*,^	Dacian Gold Ltd.	82,981	157
*	Australian Agricultural Co. Ltd.	198,343	154
*,^	Orocobre Ltd.	62,464	153
	Collins Foods Ltd.	33,101	152
	SpeedCast International Ltd.	68,230	145
	Greencross Ltd.	35,208	141
*	Emeco Holdings Ltd.	85,039	140
	Sigma Healthcare Ltd.	353,007	139
*,^	Bellamy’s Australia Ltd.	21,436	136
	Hotel Property Investments	60,363	136
^	Netwealth Group Ltd.	25,691	135
*	Nanosonics Ltd.	54,585	133
	GWA Group Ltd.	65,018	132
	Genworth Mortgage Insurance Australia Ltd.	81,279	131
	Eclipx Group Ltd.	79,787	130
	Centuria Industrial REIT	64,056	129
	OFX Group Ltd.	100,137	127
*	Infigen Energy	372,239	122
*	Kidman Resources Ltd.	136,924	113
*,^	Mesoblast Ltd.	129,441	112
	Estia Health Ltd.	60,540	103
*	Starpharma Holdings Ltd.	129,509	101
	Domain Holdings Australia Ltd.	56,609	99
*	A2B Australia Ltd.	65,725	98
*,^	Syrah Resources Ltd.	80,877	92
	ERM Power Ltd.	79,429	88
	Lovisa Holdings Ltd.	16,436	86
^	BWX Ltd.	76,173	85
	SeaLink Travel Group Ltd.	27,840	85
*	Village Roadshow Ltd.	36,503	81
	Navigator Global Investments Ltd.	36,584	81
*	Senex Energy Ltd.	319,614	81
*,^	New Century Resources Ltd.	145,905	78
*	Seven West Media Ltd.	191,420	75
*	Cardno Ltd.	104,821	71
	FlexiGroup Ltd.	73,158	70
	Accent Group Ltd.	73,467	70
	Automotive Holdings Group Ltd.	60,314	68

	Cedar Woods Properties Ltd.	18,566	66
*	Decmil Group Ltd.	125,952	65
*	Perseus Mining Ltd.	207,674	63
	Regis Healthcare Ltd.	27,703	60
	Virtus Health Ltd.	18,856	58
	Japara Healthcare Ltd.	64,092	57
	SG Fleet Group Ltd.	27,592	57
*	Aurelia Metals Ltd.	88,528	53
*,^	Myer Holdings Ltd.	192,568	53
	Mount Gibson Iron Ltd.	105,993	50
*	Clean TeQ Holdings Ltd.	164,077	49
*	nearmap Ltd.	29,941	46
*	Liquefied Natural Gas Ltd.	123,849	46
*	Westgold Resources Ltd.	57,371	43
	Asaleo Care Ltd.	64,802	43
	Reject Shop Ltd.	20,192	41
	MACA Ltd.	54,308	39
§	RCR Tomlinson Ltd.	60,010	38
*	HUB24 Ltd.	3,761	36
*	Cooper Energy Ltd.	102,178	35
*	Superloop Ltd.	31,917	33
*,^	Karoon Energy Ltd.	40,339	25
	WPP AUNZ Ltd.	58,559	23
	Vita Group Ltd.	27,685	23
^	Ainsworth Game Technology Ltd.	39,806	23
	NZME Ltd.	47,055	16
*	OneMarket Ltd.	30,364	14
*,§	Quintis Ltd.	62,856	13
*	Service Stream Ltd.	5,684	8
*,^	Blue Sky Alternative Investments Ltd.	10,502	5
*	Clinuvel Pharmaceuticals Ltd.	170	3
	IMF Bentham Ltd.	911	2
*,§	DSHE Holdings Ltd.	14,824	—
			392,778
Austria (0.1%)
	Erste Group Bank AG	132,545	4,627
	OMV AG	43,566	2,166
	ANDRITZ AG	23,603	1,165
	voestalpine AG	35,117	1,122
	Verbund AG	21,163	1,082
	Raiffeisen Bank International AG	39,735	1,051
	Wienerberger AG	36,350	816
*	IMMOFINANZ AG	30,574	808
	CA Immobilien Anlagen AG	21,500	770
	UNIQA Insurance Group AG	59,682	545
*,2	BAWAG Group AG	11,072	470
	Lenzing AG	4,449	435
	Oesterreichische Post AG	9,480	357
	Schoeller-Bleckmann Oilfield Equipment AG	4,325	336
	S IMMO AG	16,526	319
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	315
	Telekom Austria AG Class A	35,662	273
	DO & CO AG	2,285	218
	EVN AG	12,654	205
	Strabag SE	5,036	176
	Flughafen Wien AG	3,428	142
	Porr AG	6,054	138

*	Semperit AG Holding	7,697	123
*	Agrana Beteiligungs AG	4,952	104
	Kapsch TrafficCom AG	2,165	87
	Palfinger AG	2,713	84
*	Zumtobel Group AG	6,626	60
*,§	Strabag SE Rights Exp. 6/28/2021	5,036	7
			18,001
Belgium (0.3%)
	Anheuser-Busch InBev SA/NV	272,138	20,792
	KBC Group NV	115,653	7,852
	UCB SA	52,340	4,535
	Umicore SA	83,770	3,542
	Ageas	58,145	2,704
	Solvay SA Class A	21,274	2,316
	Groupe Bruxelles Lambert SA	22,699	2,139
	Colruyt SA	16,495	1,185
	Proximus SADP	43,172	1,159
	Ackermans & van Haaren NV	6,847	1,096
	Cofinimmo SA	7,248	958
	Sofina SA	4,748	942
	Telenet Group Holding NV	17,753	822
	Warehouses De Pauw CVA	5,335	780
	Elia System Operator SA/NV	9,767	715
	Aedifica SA	6,207	596
	Ontex Group NV	24,697	526
	Befimmo SA	7,515	451
	KBC Ancora	9,536	427
	Melexis NV	5,683	401
	Euronav NV	51,112	400
	Barco NV	3,037	371
	Bekaert SA	12,070	325
	bpost SA	31,474	289
	Gimv NV	5,013	287
*	Tessenderlo Chemie NV (Voting Shares)	8,051	285
*	AGFA-Gevaert NV	71,121	280
	Kinepolis Group NV	3,966	235
	Fagron	11,952	218
	D’ieteren SA/NV	5,632	213
*	Ion Beam Applications	14,474	206
	Cie d’Entreprises CFE	1,711	182
	EVS Broadcast Equipment SA	7,220	177
	Orange Belgium SA	9,214	176
*,^	Mithra Pharmaceuticals SA	4,335	143
	Van de Velde NV	4,488	131
	Econocom Group SA/NV	30,696	111
	Wereldhave Belgium NV	718	66
^	Greenyard NV	6,750	30
*,^	Nyrstar (Voting Shares)	22,019	14
	Retail Estates NV	16	1
			58,078
Brazil (1.0%)
	Banco Bradesco SA ADR	1,147,374	14,250
	Itau Unibanco Holding SA ADR	1,002,643	10,668
	Vale SA Class B ADR	801,548	9,971
	Itau Unibanco Holding SA Preference Shares	844,527	8,984
	Petroleo Brasileiro SA Preference Shares	945,192	6,640

	B3 SA - Brasil Bolsa Balcao	737,950	6,373
	Petroleo Brasileiro SA	736,446	5,974
	Vale SA	473,152	5,909
	Itausa - Investimentos Itau SA Preference Shares	1,578,139	5,846
	Banco do Brasil SA	372,093	5,295
	Ambev SA ADR	1,095,648	5,270
	Banco Bradesco SA Preference Shares	368,841	4,580
	Petroleo Brasileiro SA ADR Preference Shares	317,850	4,494
	Lojas Renner SA	233,240	2,914
	Ambev SA	571,937	2,748
	Suzano Papel e Celulose SA	201,434	2,539
	Ultrapar Participacoes SA	148,048	2,323
*	Rumo SA	333,683	1,799
	BB Seguridade Participacoes SA	207,839	1,770
	Telefonica Brasil SA Preference Shares	127,964	1,709
	Kroton Educacional SA	539,936	1,693
	Banco Santander Brasil SA	122,100	1,610
	CCR SA	391,144	1,597
	IRB Brasil Resseguros S/A	64,400	1,506
	Localiza Rent a Car SA	157,135	1,437
	Cia de Saneamento Basico do Estado de Sao Paulo	118,200	1,408
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	52,321	1,397
	Petroleo Brasileiro SA ADR	84,295	1,374
	Equatorial Energia SA	56,600	1,368
	JBS SA	325,398	1,347
	Lojas Americanas SA Preference Shares	230,858	1,335
	Cielo SA	387,988	1,271
	WEG SA	237,278	1,226
	Raia Drogasil SA	71,400	1,215
	Magazine Luiza SA	24,600	1,209
	Banco Bradesco SA	109,268	1,207
*	BRF SA	186,824	1,206
	Klabin SA	232,700	1,186
	Gerdau SA Preference Shares	256,200	1,100
*	Centrais Eletricas Brasileiras SA	103,100	1,059
	BR Malls Participacoes SA	254,818	1,017
*	Centrais Eletricas Brasileiras SA Preference Shares	89,700	1,003
	Hypera SA	114,412	999
	Braskem SA Preference Shares	64,180	920
*	Azul SA Prior Preference Shares.	80,248	817
*	B2W Cia Digital	58,462	803
	Natura Cosmeticos SA	61,700	802
	Petrobras Distribuidora SA	106,395	778
	Embraer SA ADR	36,363	774
	Cia Energetica de Minas Gerais Preference Shares	199,976	761
	CVC Brasil Operadora e Agencia de Viagens SA	40,800	717
	Cosan SA	57,700	703
	Energisa SA	58,115	665
	Estacio Participacoes SA	77,400	660
	TIM Participacoes SA	182,600	621
	Cia Energetica de Minas Gerais	139,324	620
	Engie Brasil Energia SA	53,875	619
	Atacadao Distribuicao Comercio e Industria Ltda	108,171	593
	Sul America SA	62,244	548
	Bradespar SA Preference Shares	67,900	524
	Multiplan Empreendimentos Imobiliarios SA	72,021	514
	Transmissora Alianca de Energia Eletrica SA	70,927	500

	Embraer SA	91,400	485
	EDP - Energias do Brasil SA	103,467	477
	TOTVS SA	51,900	473
	Banco BTG Pactual SA	56,492	459
*	Notre Dame Intermedica Participacoes SA	48,200	444
	Porto Seguro SA	28,372	436
	Fleury SA	71,200	435
	Gerdau SA ADR	94,126	408
	Metalurgica Gerdau SA Preference Shares Class A	199,300	407
	Linx SA	47,900	393
	Cia Energetica de Sao Paulo Preference Shares	60,785	380
	Cia Siderurgica Nacional SA	135,600	380
	Duratex SA	112,885	379
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	136,371	367
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	76,598	357
	BK Brasil Operacao e Assessoria a Restaurantes SA	57,000	344
*,2	Hapvida Participacoes e Investimentos SA	35,800	336
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	15,577	336
	Cia de Saneamento de Minas Gerais-COPASA	20,489	335
	Direcional Engenharia SA	130,400	329
	M Dias Branco SA	25,200	329
	Cia Hering	38,400	329
	Odontoprev SA	71,900	322
	Alupar Investimento SA	53,958	319
	MRV Engenharia e Participacoes SA	75,200	310
	Cia de Saneamento do Parana Preference Shares	82,300	305
	Marcopolo SA Preference Shares	270,295	303
	Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	301
	Lojas Americanas SA	68,029	292
	Qualicorp Consultoria e Corretora de Seguros SA	67,000	291
*	Cosan Logistica SA	60,300	266
	Iguatemi Empresa de Shopping Centers SA	21,200	259
	Sao Martinho SA	48,700	257
*	Gol Linhas Aereas Inteligentes SA Preference Shares	37,300	253
	Cia Siderurgica Nacional SA ADR	89,670	250
	Smiles Fidelidade SA	19,500	239
	Cia de Locacao das Americas	21,175	235
	TIM Participacoes SA ADR	13,500	229
	Iochpe Maxion SA	36,924	226
	Grendene SA	89,100	223
	Arezzo Industria e Comercio SA	14,200	214
	Cia Paranaense de Energia	23,100	209
	Santos Brasil Participacoes SA	159,400	196
	Randon Participacoes SA Preference Shares	71,064	195
	Aliansce Shopping Centers SA	34,069	190
	EcoRodovias Infraestrutura e Logistica SA	56,200	176
	QGEP Participacoes SA	52,800	175
	Construtora Tenda SA	16,886	171
*	Even Construtora e Incorporadora SA	92,000	170
	Cia Paranaense de Energia Preference Shares	17,400	169
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	7,516	167
	Ez Tec Empreendimentos e Participacoes SA	21,859	166
*,§	Magnesita Refratarios SA	10,260	166
*	Via Varejo SA	100,500	165
	Light SA	29,973	164
	SLC Agricola SA	13,300	162
	Alpargatas SA Preference Shares	28,989	160

	Camil Alimentos SA	74,800	154
	Anima Holding SA	27,664	153
	AES Tiete Energia SA	46,361	148
*	Marfrig Global Foods SA	77,700	130
	Movida Participacoes SA	43,300	118
	Tupy SA	23,300	117
	Multiplus SA	16,200	116
	Unipar Carbocloro SA Preference Shares	10,895	112
	BR Properties SA	44,276	107
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,538	106
	Mahle-Metal Leve SA	12,100	89
	Guararapes Confeccoes SA	2,000	86
*	Dommo Energia SA	343,800	78
	Cia de Saneamento do Parana	3,460	70
	Instituto Hermes Pardini SA	12,400	66
2	Banco Inter SA Preference Shares	5,602	64
*	Alliar Medicos A Frente SA	14,900	64
	Wiz Solucoes e Corretagem de Seguros SA	27,200	60
*	Minerva SA	34,300	57
	Sonae Sierra Brasil SA	7,000	57
2	Ser Educacional SA	9,347	56
*	LOG Commercial Properties e Participacoes SA	5,425	29
*	Marcopolo SA Receipt Line	2,721	1
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	672	—
*	LOG Commercial Properties e Participacoes SA Rights Exp. 02/08/2019	1,068	—
			171,316
Canada (3.1%)
	Royal Bank of Canada	492,954	37,524
	Toronto-Dominion Bank	629,931	35,477
	Enbridge Inc.	707,230	25,841
	Bank of Nova Scotia	422,707	24,064
	Canadian National Railway Co. (Toronto Shares)	260,855	21,769
	Suncor Energy Inc.	592,298	19,104
^	Bank of Montreal	202,703	14,838
	TransCanada Corp.	339,466	14,437
	Brookfield Asset Management Inc. Class A	299,540	12,889
	Canadian Natural Resources Ltd.	453,981	12,186
	Canadian Imperial Bank of Commerce	143,530	12,170
	Nutrien Ltd.	234,603	12,154
	Manulife Financial Corp.	731,510	11,752
	Canadian Pacific Railway Ltd.	56,218	11,523
	Waste Connections Inc.	117,327	9,791
	Alimentation Couche-Tard Inc. Class B	167,363	9,092
	Sun Life Financial Inc.	242,832	8,760
	National Bank of Canada	184,353	8,671
	Pembina Pipeline Corp.	233,410	8,317
	Fortis Inc.	225,794	8,053
	Rogers Communications Inc. Class B	146,688	7,935
*	CGI Group Inc.	117,883	7,794
	Magna International Inc.	130,619	6,913
^	Constellation Software Inc.	8,463	6,316
	Restaurant Brands International Inc.	94,224	5,906
	BCE Inc.	131,763	5,729
	Barrick Gold Corp.	411,341	5,507
	Franco-Nevada Corp.	70,942	5,503
	Fairfax Financial Holdings Ltd.	11,489	5,435

	Teck Resources Ltd. Class B	204,142	4,972
	Intact Financial Corp.	56,976	4,504
*	Thomson Reuters Corp.	77,640	4,060
	Agnico Eagle Mines Ltd.	81,457	3,543
	Wheaton Precious Metals Corp.	154,192	3,248
	Goldcorp Inc.	286,784	3,208
*,^	Canopy Growth Corp.	63,000	3,089
	Dollarama Inc.	111,636	3,005
*	Bausch Health Cos. Inc.	121,608	2,986
	Cenovus Energy Inc.	366,826	2,864
	Open Text Corp.	79,800	2,837
	Loblaw Cos. Ltd.	58,169	2,817
	First Quantum Minerals Ltd.	238,923	2,766
	Metro Inc.	75,630	2,750
	Shaw Communications Inc. Class B	133,920	2,719
	Encana Corp.	373,653	2,565
*	Barrick Gold Corp. (London Shares)	214,008	2,539
	Power Corp. of Canada	118,090	2,347
	Imperial Oil Ltd.	79,090	2,244
	Gildan Activewear Inc.	66,300	2,244
^	Canadian Tire Corp. Ltd. Class A	19,142	2,177
	TELUS Corp.	61,200	2,143
	Kirkland Lake Gold Ltd.	64,300	2,069
	Algonquin Power & Utilities Corp.	182,068	2,011
*,^	Aurora Cannabis Inc.	277,866	1,967
	Saputo Inc.	67,000	1,964
	CCL Industries Inc. Class B	45,900	1,935
	Inter Pipeline Ltd.	120,000	1,929
	RioCan REIT	99,700	1,892
	Great-West Lifeco Inc.	87,600	1,880
	CAE Inc.	88,300	1,876
	Cameco Corp.	142,836	1,731
	Canadian Apartment Properties REIT	47,736	1,700
	WSP Global Inc.	31,603	1,622
	George Weston Ltd.	22,052	1,602
	SNC-Lavalin Group Inc.	56,600	1,575
	Power Financial Corp.	75,060	1,540
	Onex Corp.	26,300	1,487
2	Hydro One Ltd.	94,516	1,481
	H&R REIT	87,003	1,469
	West Fraser Timber Co. Ltd.	24,400	1,453
	Methanex Corp.	25,700	1,400
	Keyera Corp.	62,242	1,323
*	Kinross Gold Corp.	387,249	1,294
	Empire Co. Ltd.	54,529	1,226
*	BlackBerry Ltd.	151,232	1,218
*	iA Financial Corp. Inc.	32,600	1,211
	Ritchie Bros Auctioneers Inc.	32,900	1,183
	Parkland Fuel Corp.	41,040	1,174
*	Air Canada Class B	51,793	1,170
	Husky Energy Inc.	94,099	1,116
	Toromont Industries Ltd.	24,600	1,093
	PrairieSky Royalty Ltd.	73,782	1,066
	Allied Properties REIT	29,392	1,056
*	Bombardier Inc. Class B	692,901	1,049
	Tourmaline Oil Corp.	75,842	1,034
	CI Financial Corp.	76,800	1,034

*	B2Gold Corp.	322,593	1,021
^	Vermilion Energy Inc.	41,669	1,021
	TMX Group Ltd.	16,764	1,010
	Quebecor Inc. Class B	41,600	979
	Finning International Inc.	51,600	978
	SmartCentres REIT	37,200	943
	Canadian Utilities Ltd. Class A	35,676	917
^	AltaGas Ltd.	88,673	908
	Lundin Mining Corp.	197,384	901
*	Canada Goose Holdings Inc.	16,990	874
*	Stars Group Inc.	48,233	873
	Pan American Silver Corp.	58,224	869
	Element Fleet Management Corp.	160,100	863
	Stantec Inc.	36,200	861
	ARC Resources Ltd.	114,100	825
	Yamana Gold Inc.	291,940	822
	FirstService Corp.	9,921	806
	OceanaGold Corp.	224,908	803
	TFI International Inc.	27,130	799
*	Great Canadian Gaming Corp.	18,900	772
	Choice Properties REIT	78,533	766
	Atco Ltd.	23,600	746
*	Descartes Systems Group Inc.	23,800	740
*	Seven Generations Energy Ltd. Class A	94,531	734
	Gibson Energy Inc.	48,358	733
*	Parex Resources Inc.	48,843	732
	First Capital Realty Inc.	46,600	728
	Chartwell Retirement Residences	64,900	725
*	Detour Gold Corp.	69,200	693
	Granite REIT	15,100	685
	IGM Financial Inc.	26,100	671
	Colliers International Group Inc.	10,376	663
	Capital Power Corp.	28,917	633
	Enerplus Corp.	72,770	630
	Northland Power Inc.	34,152	620
^	Canadian Western Bank	26,900	602
*	Pretium Resources Inc.	73,929	581
	Stella-Jones Inc.	17,932	579
*	IAMGOLD Corp.	153,394	574
	Cott Corp.	37,436	567
^	Emera Inc.	16,156	566
	Hudbay Minerals Inc.	93,565	560
	Linamar Corp.	14,300	554
	Crescent Point Energy Corp.	185,800	554
	Dream Global REIT	56,000	553
	Boyd Group Income Fund	6,100	551
	Alamos Gold Inc. Class A	122,566	546
*,^	Aphria Inc.	62,400	542
*	Turquoise Hill Resources Ltd.	319,209	534
	Premium Brands Holdings Corp.	8,700	513
	Maple Leaf Foods Inc.	23,000	512
*	SSR Mining Inc.	37,094	509
	TransAlta Corp.	86,660	473
	Innergex Renewable Energy Inc.	43,100	472
*	Kinaxis Inc.	7,877	468
	Norbord Inc.	16,172	468
	Hudson’s Bay Co.	74,600	462

	Whitecap Resources Inc.	134,159	452
*	Alacer Gold Corp.	195,700	451
^	Cineplex Inc.	20,300	439
	Ensign Energy Services Inc.	114,100	438
^	Laurentian Bank of Canada	13,015	437
	Cominar REIT	49,040	435
	NFI Group Inc.	16,500	432
*,^	Home Capital Group Inc. Class B	33,300	426
	Pason Systems Inc.	26,654	419
	Osisko Gold Royalties Ltd.	41,447	406
*	Celestica Inc.	40,101	399
	North West Co. Inc.	16,800	399
*	Endeavour Mining Corp.	23,000	396
*	Ivanhoe Mines Ltd.	178,600	386
	BRP Inc.	13,217	380
	TORC Oil & Gas Ltd.	104,814	376
	Dream Office REIT	20,828	373
	Superior Plus Corp.	44,353	367
	Enerflex Ltd.	27,305	361
^	Genworth MI Canada Inc.	10,500	357
	Dorel Industries Inc. Class B	27,900	347
	Winpak Ltd.	9,500	339
	Artis REIT	43,300	336
*,^	Tahoe Resources Inc.	87,681	332
	Enghouse Systems Ltd.	12,000	328
*	Centerra Gold Inc.	64,052	325
^	Boardwalk REIT	10,400	318
	Transcontinental Inc. Class A	19,900	317
*	MEG Energy Corp.	74,719	309
	ShawCor Ltd.	19,700	304
*	Torex Gold Resources Inc.	27,758	302
	Northview Apartment REIT	14,863	302
*	ATS Automation Tooling Systems Inc.	23,300	300
	Russel Metals Inc.	16,400	290
*	NovaGold Resources Inc.	73,600	287
*	China Gold International Resources Corp. Ltd.	229,200	286
	Canadian Imperial Bank of Commerce (New York Shares)	3,342	283
	Martinrea International Inc.	29,300	281
	TransAlta Renewables Inc.	31,300	278
*	Canfor Corp.	19,600	270
*,^	First Majestic Silver Corp.	41,900	256
*	SEMAFO Inc.	112,000	253
	Secure Energy Services Inc.	40,536	250
*	Baytex Energy Corp.	147,813	249
*	Precision Drilling Corp.	112,900	248
	Mullen Group Ltd.	26,731	245
	Aecon Group Inc.	17,600	245
	Westshore Terminals Investment Corp.	14,700	244
	Bank of Montreal (New York Shares)	3,309	242
*	Gran Tierra Energy Inc.	99,634	234
	ECN Capital Corp.	75,845	220
^	Peyto Exploration & Development Corp.	42,800	220
	Corus Entertainment Inc. Class B	48,229	204
	Eldorado Gold Corp.	50,101	188
	Birchcliff Energy Ltd.	75,420	180
	CES Energy Solutions Corp.	64,600	163
*	Kelt Exploration Ltd.	47,151	162

	Cogeco Communications Inc.	2,800	160
	Cascades Inc.	21,000	159
*	New Gold Inc.	129,711	147
*	Sierra Wireless Inc.	8,900	139
	Just Energy Group Inc.	34,800	128
*	NuVista Energy Ltd.	41,573	125
*,^	Paramount Resources Ltd. Class A	19,353	114
*	Maxar Technologies Inc.	18,320	103
	First National Financial Corp.	4,600	101
	Morguard REIT	9,540	89
*	Advantage Oil & Gas Ltd.	37,868	59
*	Obsidian Energy Ltd.	100,000	40
*	Bombardier Inc. Class A	13,420	21
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	620	—
			552,442
Chile (0.1%)
	Empresas COPEC SA	294,084	4,039
	SACI Falabella	226,476	1,819
	Latam Airlines Group SA	116,592	1,391
	Empresas CMPC SA	362,835	1,312
	Banco de Chile	8,094,063	1,284
	Enel Americas SA	6,222,032	1,270
	Colbun SA	5,033,008	1,143
	Banco de Credito e Inversiones SA	13,197	941
	Banco Santander Chile	11,605,427	936
	Cencosud SA	409,838	828
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	16,305	695
	Cia Cervecerias Unidas SA	45,662	621
	Banco Santander Chile ADR	18,759	607
^	Sociedad Quimica y Minera de Chile SA ADR	13,980	596
	Parque Arauco SA	209,058	574
	Aguas Andinas SA Class A	846,239	500
	Enel Americas SA ADR	46,627	482
	Itau CorpBanca	44,533,717	448
	Enel Chile SA	3,875,881	408
	Empresa Nacional de Telecomunicaciones SA	39,628	382
	Enel Chile SA ADR	65,984	358
	Engie Energia Chile SA	169,857	342
	SONDA SA	162,965	282
	CAP SA	25,734	278
	Inversiones Aguas Metropolitanas SA	170,403	265
	Vina Concha y Toro SA	121,838	252
	AES Gener SA	823,686	250
	Embotelladora Andina SA Preference Shares	61,493	238
	Ripley Corp. SA	238,372	213
*	SMU SA	719,143	202
*	Cia Sud Americana de Vapores SA	6,248,773	186
	Inversiones La Construccion SA	9,475	176
	Salfacorp SA	101,820	164
	Besalco SA	135,365	131
	Sociedad de Inversiones Oro Blanco SA	17,521,951	108
	Forus SA	34,712	105
	Multiexport Foods SA	165,519	102
	Empresas Tricot SA	54,758	77
*	Grupo Security SA	134,745	61
			24,066

China (3.2%)
	Tencent Holdings Ltd.	2,067,967	92,055
*	Alibaba Group Holding Ltd. ADR	429,442	72,357
	China Construction Bank Corp.	33,131,936	29,845
	Industrial & Commercial Bank of China Ltd.	28,356,245	22,029
	China Mobile Ltd.	1,947,688	20,485
	Ping An Insurance Group Co. of China Ltd.	1,884,242	18,344
*	Baidu Inc. ADR	102,006	17,609
	Bank of China Ltd.	28,794,504	13,388
	CNOOC Ltd.	5,995,519	10,021
	China Life Insurance Co. Ltd.	3,415,163	8,481
	China Petroleum & Chemical Corp.	10,034,893	8,391
*	JD.com Inc. ADR	293,993	7,306
	China Merchants Bank Co. Ltd.	1,617,543	7,131
	NetEase Inc. ADR	27,143	6,838
	China Overseas Land & Investment Ltd.	1,654,480	6,241
	Agricultural Bank of China Ltd.	13,181,500	6,241
	PetroChina Co. Ltd.	8,302,000	5,358
*	Ctrip.com International Ltd. ADR	143,864	4,791
	China Resources Land Ltd.	1,111,909	4,338
*	New Oriental Education & Technology Group Inc. ADR	48,966	3,772
	Country Garden Holdings Co. Ltd.	2,626,230	3,733
*	TAL Education Group ADR	114,300	3,547
	Sunac China Holdings Ltd.	785,900	3,130
	Geely Automobile Holdings Ltd.	1,745,000	2,969
	China Pacific Insurance Group Co. Ltd.	817,400	2,878
	PICC Property & Casualty Co. Ltd.	2,728,330	2,825
	China Evergrande Group	892,000	2,814
	CSPC Pharmaceutical Group Ltd.	1,570,000	2,709
	China Shenhua Energy Co. Ltd.	1,059,000	2,695
	Shenzhou International Group Holdings Ltd.	224,291	2,641
*,2	China Tower Corp. Ltd.	12,046,576	2,587
	China Telecom Corp. Ltd.	4,714,034	2,559
	ENN Energy Holdings Ltd.	262,718	2,516
	Sunny Optical Technology Group Co. Ltd.	233,900	2,321
	CITIC Ltd.	1,507,000	2,283
*	58.com Inc. ADR	34,900	2,213
	China Unicom Hong Kong Ltd.	1,821,574	2,087
	Hengan International Group Co. Ltd.	264,730	2,071
	Anhui Conch Cement Co. Ltd.	379,000	2,067
	Bank of Communications Co. Ltd.	2,393,058	2,034
	China Resources Beer Holdings Co. Ltd.	576,681	2,027
	ANTA Sports Products Ltd.	389,000	2,012
	Sino Biopharmaceutical Ltd.	2,368,500	2,004
	China Conch Venture Holdings Ltd.	596,498	1,995
	Lenovo Group Ltd.	2,608,000	1,904
	ZTO Express Cayman Inc. ADR	107,022	1,832
	Longfor Group Holdings Ltd.	583,500	1,818
	Guangdong Investment Ltd.	944,000	1,803
	China Gas Holdings Ltd.	553,800	1,768
	China CITIC Bank Corp. Ltd.	2,542,525	1,656
	China Vanke Co. Ltd.	404,489	1,640
*	BeiGene Ltd. ADR	11,858	1,535
*,2	Wuxi Biologics Cayman Inc.	175,868	1,521
	China Minsheng Banking Corp. Ltd.	1,957,512	1,500
^	BYD Co. Ltd.	245,460	1,453
*	Autohome Inc. ADR	20,030	1,450

	CITIC Securities Co. Ltd.	700,500	1,434
	Sinopharm Group Co. Ltd.	315,600	1,410
*	SINA Corp.	22,791	1,400
	China Communications Construction Co. Ltd.	1,380,875	1,386
	CRRC Corp. Ltd.	1,366,800	1,377
	China Resources Gas Group Ltd.	334,000	1,314
	China Taiping Insurance Holdings Co. Ltd.	464,859	1,283
	China Everbright International Ltd.	1,212,777	1,225
	Haitong Securities Co. Ltd.	1,076,339	1,218
	Huazhu Group Ltd. ADR	37,600	1,194
	New China Life Insurance Co. Ltd.	279,101	1,188
*	Vipshop Holdings Ltd. ADR	153,900	1,183
	China Resources Power Holdings Co. Ltd.	585,400	1,173
	Shimao Property Holdings Ltd.	404,000	1,150
	Haier Electronics Group Co. Ltd.	396,000	1,138
	China Railway Group Ltd.	1,206,000	1,129
*	Momo Inc. ADR	36,816	1,120
2	Postal Savings Bank of China Co. Ltd.	1,975,000	1,111
*,^	Meituan Dianping Class B	156,060	1,069
*	Alibaba Health Information Technology Ltd.	1,158,000	1,067
2	People’s Insurance Co. Group of China Ltd.	2,559,000	1,063
	Guangzhou Automobile Group Co. Ltd.	971,399	1,055
	Zhuzhou CRRC Times Electric Co. Ltd.	186,909	1,040
	Fosun International Ltd.	692,464	1,039
	China National Building Material Co. Ltd.	1,290,750	1,030
2	Huatai Securities Co. Ltd.	525,164	983
*	Weibo Corp. ADR	16,062	974
	Brilliance China Automotive Holdings Ltd.	1,014,000	960
	Dongfeng Motor Group Co. Ltd.	894,000	937
	Kingboard Holdings Ltd.	265,340	934
	Kunlun Energy Co. Ltd.	868,000	927
	Beijing Enterprises Holdings Ltd.	163,000	927
2	CGN Power Co. Ltd.	3,515,832	920
*	Pinduoduo Inc. ADR	31,284	914
	China Jinmao Holdings Group Ltd.	1,766,000	896
	Yangzijiang Shipbuilding Holdings Ltd.	828,136	866
	Huaneng Power International Inc.	1,358,000	854
	China Railway Construction Corp. Ltd.	608,626	845
	TravelSky Technology Ltd.	307,000	834
	Weichai Power Co. Ltd.	613,400	828
	COSCO SHIPPING Ports Ltd.	782,000	816
*,^	iQIYI Inc. ADR	39,745	800
*,^,2	Xiaomi Corp. Class B	618,693	784
	China Longyuan Power Group Corp. Ltd.	1,041,000	779
	China Merchants Port Holdings Co. Ltd.	392,000	777
	China Cinda Asset Management Co. Ltd.	2,974,000	770
	Zijin Mining Group Co. Ltd.	2,029,301	762
	Beijing Enterprises Water Group Ltd.	1,287,015	745
	Zhejiang Expressway Co. Ltd.	718,000	739
	China Communications Services Corp. Ltd.	786,000	738
2	China Resources Pharmaceutical Group Ltd.	513,000	732
	GF Securities Co. Ltd.	487,200	700
	China Resources Cement Holdings Ltd.	682,000	693
2	Sinopec Engineering Group Co. Ltd.	693,135	681
	Far East Horizon Ltd.	654,000	676
*	Li Ning Co. Ltd.	548,249	675
	CIFI Holdings Group Co. Ltd.	1,018,000	674

	Kingdee International Software Group Co. Ltd.	692,000	669
*	Alibaba Pictures Group Ltd.	3,800,000	660
*	China First Capital Group Ltd.	1,256,000	655
^	Great Wall Motor Co. Ltd.	959,058	653
	Guangzhou R&F Properties Co. Ltd.	325,000	648
2	3SBio Inc.	382,000	640
2	China Huarong Asset Management Co. Ltd.	3,060,000	623
	Chongqing Rural Commercial Bank Co. Ltd.	1,050,000	610
*	Genscript Biotech Corp.	382,000	592
	Xtep International Holdings Ltd.	912,500	590
2	China International Capital Corp. Ltd.	293,600	589
	Jiangxi Copper Co. Ltd.	461,000	586
2	China Galaxy Securities Co. Ltd.	1,100,500	571
	Yanzhou Coal Mining Co. Ltd.	616,000	566
	China State Construction International Holdings Ltd.	591,750	564
^	Fullshare Holdings Ltd.	2,445,000	555
	Agile Group Holdings Ltd.	411,500	547
*,^,2	China Literature Ltd.	110,600	547
	Air China Ltd.	540,000	541
	China Oilfield Services Ltd.	542,000	537
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	174,639	535
	Shenzhen International Holdings Ltd.	275,000	534
	Beijing Capital International Airport Co. Ltd.	560,000	525
	Sinopec Shanghai Petrochemical Co. Ltd.	1,102,000	524
	AviChina Industry & Technology Co. Ltd.	782,000	522
	Kingsoft Corp. Ltd.	270,000	517
	Tsingtao Brewery Co. Ltd.	116,322	512
	Shanghai Jinjiang International Travel Co. Ltd. Class B	301,671	511
	Shanghai Pharmaceuticals Holding Co. Ltd.	239,100	510
	China Oriental Group Co. Ltd.	754,000	510
	China Molybdenum Co. Ltd.	1,242,000	506
	Nine Dragons Paper Holdings Ltd.	494,000	505
	China Traditional Chinese Medicine Holdings Co. Ltd.	772,000	504
*	51job Inc. ADR	7,198	501
2	Guotai Junan Securities Co. Ltd.	231,000	494
2	Fuyao Glass Industry Group Co. Ltd.	140,000	488
	SSY Group Ltd.	534,336	482
	ZTE Corp.	236,614	480
	Jiangsu Expressway Co. Ltd.	328,000	475
	China Southern Airlines Co. Ltd.	652,000	467
	China Everbright Ltd.	240,000	453
	Huaneng Renewables Corp. Ltd.	1,570,000	453
	Yihai International Holding Ltd.	145,000	445
2	Dali Foods Group Co. Ltd.	642,500	438
	Shandong Weigao Group Medical Polymer Co. Ltd.	520,000	436
	Qingling Motors Co. Ltd.	1,688,000	435
	China Everbright Bank Co. Ltd.	899,000	434
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	317,009	432
*	Aluminum Corp. of China Ltd.	1,161,331	429
*	Country Garden Services Holdings Co. Ltd.	270,141	418
	Logan Property Holdings Co. Ltd.	306,000	416
*	GDS Holdings Ltd. ADR	14,600	415
	Haitian International Holdings Ltd.	177,000	408
	China Reinsurance Group Corp.	1,782,000	403
^,2	China Merchants Securities Co. Ltd.	293,200	402
	China Medical System Holdings Ltd.	385,000	401
	Shandong Airlines Co. Ltd. Class B	271,900	400

*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	115,556	400
^	Future Land Development Holdings Ltd.	472,000	400
	Sinotruk Hong Kong Ltd.	215,500	399
	Sino-Ocean Group Holding Ltd.	797,500	392
	KWG Group Holdings Ltd.	391,000	387
*,^	GOME Retail Holdings Ltd.	4,383,720	382
*,2	Yixin Group Ltd.	1,433,500	365
	Huadian Fuxin Energy Corp. Ltd.	1,592,000	362
	China Power International Development Ltd.	1,395,851	360
	Lee & Man Paper Manufacturing Ltd.	397,000	355
	Zhongsheng Group Holdings Ltd.	193,500	348
	Tong Ren Tang Technologies Co. Ltd.	259,000	348
2	Luye Pharma Group Ltd.	458,000	342
	Kingboard Laminates Holdings Ltd.	329,858	341
	COSCO SHIPPING Energy Transportation Co. Ltd.	600,000	341
2	China Railway Signal & Communication Corp. Ltd.	428,500	340
*	Zai Lab Ltd. ADR	12,400	335
	Inner Mongolia Yitai Coal Co. Ltd. Class B	275,904	321
*	Sohu.com Ltd. ADR	15,400	319
	Yuexiu Property Co. Ltd.	1,629,207	317
	China Water Affairs Group Ltd.	296,000	315
*	China Yurun Food Group Ltd.	2,223,000	313
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	309
*	O-Net Technologies Group Ltd.	635,000	307
	Shenzhen Investment Ltd.	875,953	306
	China Eastern Airlines Corp. Ltd.	492,000	303
2	Legend Holdings Corp.	112,900	295
*,^	GCL-Poly Energy Holdings Ltd.	3,669,800	291
	China Aoyuan Group Ltd.	379,000	291
	Xinjiang Goldwind Science & Technology Co. Ltd.	239,299	288
	Chinasoft International Ltd.	576,000	285
2	Hua Hong Semiconductor Ltd.	127,000	284
*	COSCO SHIPPING Holdings Co. Ltd.	680,000	276
	BYD Electronic International Co. Ltd.	215,500	267
	Maanshan Iron & Steel Co. Ltd.	552,000	265
*	Health & Happiness H&H International Holdings Ltd.	43,000	262
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	486,080	260
	Sinotrans Ltd.	563,000	259
*	Baozun Inc. ADR	7,200	258
2	BAIC Motor Corp. Ltd.	394,400	257
*	BEST Inc. ADR	55,190	257
	Jinzhou Port Co. Ltd. Class B	693,518	256
	Shenzhen Expressway Co. Ltd.	224,000	254
	China Agri-Industries Holdings Ltd.	702,800	250
	Zhaojin Mining Industry Co. Ltd.	234,000	246
	China Coal Energy Co. Ltd.	581,000	245
	Angang Steel Co. Ltd.	326,000	245
	Shanghai Electric Group Co. Ltd.	690,000	241
*	Lianhua Supermarket Holdings Co. Ltd.	1,483,000	241
	Shanghai Industrial Holdings Ltd.	114,000	240
	Lao Feng Xiang Co. Ltd. Class B	69,800	239
	Huadian Power International Corp. Ltd.	510,000	237
	CPMC Holdings Ltd.	494,000	236
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	234
	Skyworth Digital Holdings Ltd.	776,000	233
	Yuzhou Properties Co. Ltd.	469,122	233
	Harbin Electric Co. Ltd.	434,000	233

	TCL Electronics Holdings Ltd.	482,333	229
	China Maple Leaf Educational Systems Ltd.	528,000	228
*	Bitauto Holdings Ltd. ADR	11,600	225
	China ZhengTong Auto Services Holdings Ltd.	423,500	225
2	Fu Shou Yuan International Group Ltd.	272,000	223
	China Zhongwang Holdings Ltd.	442,800	223
*,^,2	Ping An Healthcare and Technology Co. Ltd.	47,000	223
	Greatview Aseptic Packaging Co. Ltd.	347,000	221
*	Bilibili Inc. ADR	11,909	219
	Times China Holdings Ltd.	167,000	219
	China Lesso Group Holdings Ltd.	390,000	218
	China Aerospace International Holdings Ltd.	3,082,000	217
	Metallurgical Corp. of China Ltd.	786,000	216
	Fufeng Group Ltd.	481,000	214
*	Sinolink Worldwide Holdings Ltd.	3,014,000	213
^	Shandong Chenming Paper Holdings Ltd.	360,750	211
	Dongyue Group Ltd.	326,000	209
*,^	CMBC Capital Holdings Ltd.	5,250,000	209
	Tianneng Power International Ltd.	224,000	209
2	Tian Ge Interactive Holdings Ltd.	500,000	208
	Anhui Gujing Distillery Co. Ltd. Class B	37,400	206
*,^	China Education Group Holdings Ltd.	145,000	206
	Datang International Power Generation Co. Ltd.	788,000	206
*	Zhongyu Gas Holdings Ltd.	196,000	205
*	JinkoSolar Holding Co. Ltd. ADR	12,300	205
	Kaisa Group Holdings Ltd.	633,000	204
	Greentown China Holdings Ltd.	226,879	203
*	Comba Telecom Systems Holdings Ltd.	878,039	203
	Poly Property Group Co. Ltd.	567,000	201
	BBMG Corp.	585,000	201
*,2	Meitu Inc.	578,500	198
	Hilong Holding Ltd.	1,874,000	194
	Shanghai Diesel Engine Co. Ltd. Class B	333,300	193
	Greentown Service Group Co. Ltd.	208,000	190
	Lonking Holdings Ltd.	563,000	190
*	Ausnutria Dairy Corp. Ltd.	165,000	190
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	46,400	189
*	SOHO China Ltd.	464,500	188
	Livzon Pharmaceutical Group Inc.	58,236	187
	Yanlord Land Group Ltd.	194,600	184
*	Tibet Water Resources Ltd.	504,000	184
	Zhenro Properties Group Ltd.	265,000	182
	China BlueChemical Ltd.	556,000	181
2	CSC Financial Co. Ltd.	241,000	178
*,2	China Metal Resources Utilization Ltd.	320,000	178
	China Shineway Pharmaceutical Group Ltd.	150,000	176
	Shanghai Baosight Software Co. Ltd. Class B	97,440	175
	China SCE Group Holdings Ltd.	424,000	175
	Beijing Capital Land Ltd.	418,000	174
*	Ronshine China Holdings Ltd.	145,000	174
	Jiayuan International Group Ltd.	348,000	168
2	China Yuhua Education Corp. Ltd.	412,000	167
*,2	Qingdao Port International Co. Ltd.	266,000	166
2	Genertec Universal Medical Group Co. Ltd.	202,500	164
*	AVIC International Holding HK Ltd.	6,176,042	162
	Chaowei Power Holdings Ltd.	419,000	162
*	Jiangxi Bank Co. Ltd.	196,500	162

	CIMC Enric Holdings Ltd.	184,000	160
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	160
^	China Yongda Automobiles Services Holdings Ltd.	267,000	159
	Yuexiu Transport Infrastructure Ltd.	206,000	159
	Powerlong Real Estate Holdings Ltd.	356,000	159
	China Suntien Green Energy Corp. Ltd.	581,000	158
*	Noah Holdings Ltd. ADR	3,293	155
*	Skyfame Realty Holdings Ltd.	942,000	154
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	154
*	CAR Inc.	183,117	153
2	Red Star Macalline Group Corp. Ltd.	160,414	150
^	Enerchina Holdings Ltd.	2,305,800	147
*	HengTen Networks Group Ltd.	4,524,000	147
	Landing International Development Ltd.	439,700	145
*	Lifetech Scientific Corp.	667,998	145
*	Digital China Holdings Ltd.	297,499	143
2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	46,000	142
	Sinopec Kantons Holdings Ltd.	308,000	141
*	Yashili International Holdings Ltd.	842,000	140
	Guangshen Railway Co. Ltd.	336,000	140
	Vinda International Holdings Ltd.	79,599	140
*,2	A-Living Services Co. Ltd.	104,500	139
	NetDragon Websoft Holdings Ltd.	76,000	139
	China International Marine Containers Group Co. Ltd.	125,500	134
*	Consun Pharmaceutical Group Ltd.	178,000	134
	Hopson Development Holdings Ltd.	144,000	132
*	Hybrid Kinetic Group Ltd.	21,864,000	132
2	Orient Securities Co. Ltd.	186,000	131
*,^	Jinchuan Group International Resources Co. Ltd.	1,512,000	130
*	Zhuguang Holdings Group Co. Ltd.	762,000	127
	China Resources Medical Holdings Co. Ltd.	182,090	127
*	Huadian Energy Co. Ltd. Class B	491,400	127
	Bosideng International Holdings Ltd.	650,000	124
^,2	Zhou Hei Ya International Holdings Co. Ltd.	274,000	123
	China Oil & Gas Group Ltd.	1,812,000	123
	Dazhong Transportation Group Co. Ltd. Class B	264,350	121
*,§	SMI Holdings Group Ltd.	402,400	120
2	China Everbright Greentech Ltd.	149,000	118
*,2	China Logistics Property Holdings Co. Ltd.	422,000	118
	China South City Holdings Ltd.	778,000	117
*	Hi Sun Technology China Ltd.	792,000	116
	Tongda Group Holdings Ltd.	850,293	116
	Chongqing Changan Automobile Co. Ltd. Class B	225,962	115
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	113
2	Ozner Water International Holding Ltd.	508,000	110
	CITIC Resources Holdings Ltd.	1,238,000	109
*	Qudian Inc. ADR	20,600	109
	Global Cord Blood Corp.	17,400	109
*,2	Cogobuy Group	294,000	109
*	Fang Holdings Ltd. ADR	64,000	108
	Texhong Textile Group Ltd.	79,500	107
	China Dongxiang Group Co. Ltd.	701,000	107
^	Hisense Home Appliances Group Co. Ltd.	103,000	106
*	COSCO Shipping International Singapore Co. Ltd.	379,700	104
	Concord New Energy Group Ltd.	2,440,000	103
*,§	China Huiyuan Juice Group Ltd.	398,000	102
*	Wise Talent Information Technology Co. Ltd.	30,600	102

*	Leyou Technologies Holdings Ltd.	365,000	102
	Bank of Chongqing Co. Ltd.	166,000	100
*,2	Haichang Ocean Park Holdings Ltd.	484,000	100
	China Machinery Engineering Corp.	200,000	99
*	China Water Industry Group Ltd.	544,000	99
*	Sogou Inc. ADR	15,000	96
	China Overseas Grand Oceans Group Ltd.	247,500	96
	JNBY Design Ltd.	63,000	94
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	372,000	94
2	Redco Group	238,000	94
	Shanghai Haixin Group Co. Class B	210,800	94
	China Overseas Property Holdings Ltd.	267,493	93
	Tianjin Development Holdings Ltd.	254,000	92
*	COSCO SHIPPING Development Co. Ltd.	793,000	91
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	91
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	90
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	89
2	Kangda International Environmental Co. Ltd.	747,998	88
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	76,394	85
	Minmetals Land Ltd.	470,000	85
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	106,000	84
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	81
*	First Tractor Co. Ltd.	332,000	81
	Greenland Hong Kong Holdings Ltd.	275,000	80
*	Sinofert Holdings Ltd.	668,000	79
	Xingda International Holdings Ltd.	269,000	78
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	78
	Chongqing Machinery & Electric Co. Ltd.	1,042,000	77
	BOE Technology Group Co. Ltd. Class B	288,800	77
	Huangshan Tourism Development Co. Ltd. Class B	63,626	76
	West China Cement Ltd.	530,000	76
	Tiangong International Co. Ltd.	354,000	75
^	China High Speed Transmission Equipment Group Co. Ltd.	73,000	75
	Anhui Expressway Co. Ltd.	116,000	74
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	142,100	72
	China National Accord Medicines Corp. Ltd. Class B	20,760	72
	Sinosoft Technology Group Ltd.	252,000	71
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	71
*,^	Carnival Group International Holdings Ltd.	4,678,114	70
*	Kama Co. Ltd. Class B	148,800	68
	Huaxin Cement Co. Ltd. Class B	36,200	66
	Wisdom Education International Holdings Co. Ltd.	160,000	65
	Weifu High-Technology Group Co. Ltd. Class B	34,600	65
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	65
	China Lilang Ltd.	73,000	65
*	Beijing Gas Blue Sky Holdings Ltd.	2,024,000	64
*	China Shanshui Cement Group Ltd.	262,000	63
	China Foods Ltd.	156,000	63
2	Cosmo Lady China Holdings Co. Ltd.	179,998	63
*	Chongqing Iron & Steel Co. Ltd.	378,000	62
	Dah Chong Hong Holdings Ltd.	166,000	61
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	60
	Central China Securities Co. Ltd.	256,988	59
	Bengang Steel Plates Co. Ltd. Class B	223,200	59
	Changchai Co. Ltd. Class B	201,910	58
*	China Beidahuang Industry Group Holdings Ltd.	3,192,000	58
*,§,2	Tianhe Chemicals Group Ltd.	383,088	57

	INESA Intelligent Tech Inc. Class B	103,700	57
	Wasion Holdings Ltd.	108,000	57
	Shanghai Huayi Group Co. Ltd. Class B	63,200	56
	Launch Tech Co. Ltd.	73,500	56
	Shandong Chenming Paper Holdings Ltd. Class B	101,100	55
	Fantasia Holdings Group Co. Ltd.	375,000	55
	CSG Holding Co. Ltd. Class B	170,742	54
*	Shougang Concord International Enterprises Co. Ltd.	1,988,000	54
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	156,600	54
	Tianjin Port Development Holdings Ltd.	450,000	53
	Sichuan Expressway Co. Ltd.	166,000	53
^	Q Technology Group Co. Ltd.	92,000	52
	PAX Global Technology Ltd.	118,000	52
*	Xinjiang Xinxin Mining Industry Co. Ltd.	567,000	52
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	51
*,§	Coolpad Group Ltd.	547,400	50
2	Everbright Securities Co. Ltd.	55,000	49
*	Capital Environment Holdings Ltd.	2,152,000	49
*,§	Hanergy Thin Film Power Group Ltd.	1,810,000	49
	China Power Clean Energy Development Co. Ltd.	137,000	48
	Jiangling Motors Corp. Ltd. Class B	48,400	47
	Dalian Port PDA Co. Ltd.	326,600	43
	SIIC Environment Holdings Ltd.	180,320	43
	Luthai Textile Co. Ltd. Class B	35,800	43
^	Grand Baoxin Auto Group Ltd.	136,383	42
	Shanghai Industrial Urban Development Group Ltd.	246,000	42
	Xiamen International Port Co. Ltd.	266,000	41
	Ajisen China Holdings Ltd.	140,000	40
	Dawnrays Pharmaceutical Holdings Ltd.	200,000	40
	China Electronics Optics Valley Union Holding Co. Ltd.	624,000	39
	Dongjiang Environmental Co. Ltd.	37,500	39
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	39
	Shanghai Highly Group Co. Ltd. Class B	47,700	38
*	Renhe Commercial Holdings Co. Ltd.	1,004,000	38
	Guorui Properties Ltd.	205,000	37
*,§	National Agricultural Holdings Ltd.	246,000	37
*,^	Huayi Tencent Entertainment Co. Ltd.	1,480,000	37
	Poly Culture Group Corp. Ltd.	27,200	36
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	35
	Beijing North Star Co. Ltd.	118,000	35
	China Fangda Group Co. Ltd. Class B	74,700	35
*	Dongfang Electric Corp. Ltd.	44,800	33
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	33
	361 Degrees International Ltd.	146,000	32
	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	32
	Weiqiao Textile Co.	88,000	31
	Colour Life Services Group Co. Ltd.	55,000	31
*,§	China Fiber Optic Network System Group Ltd.	348,000	31
*	China Minsheng Financial Holding Corp. Ltd.	1,210,000	30
*	China Modern Dairy Holdings Ltd.	238,500	29
*	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	29
*	Shang Gong Group Co. Ltd. Class B	42,600	28
	China Electronics Huada Technology Co. Ltd.	322,000	28
	China Merchants Land Ltd.	168,000	28
*	Sinopec Oilfield Service Corp.	316,000	27
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	27
*,^	FDG Electric Vehicles Ltd.	3,675,000	26

	Eastern Communications Co. Ltd. Class B	45,100	24
*	PW Medtech Group Ltd.	159,000	23
	CT Environmental Group Ltd.	424,000	21
*,^	North Mining Shares Co. Ltd.	5,110,000	21
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	20
2	Shengjing Bank Co. Ltd.	45,354	20
*	Phoenix Media Investment Holdings Ltd.	200,000	19
*	China Chengtong Development Group Ltd.	816,000	19
*	Zhonglu Co. Ltd. Class B	26,400	18
*	Chiho Environmental Group Ltd.	92,000	18
*	China Minsheng DIT Group Ltd.	1,300,000	17
	Foshan Electrical and Lighting Co. Ltd. Class B	37,290	17
*	Glorious Property Holdings Ltd.	355,000	17
*,§	Anxin-China Holdings Ltd.	312,000	15
	Shanghai Bailian Group Co. Ltd. Class B	15,500	15
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	47,100	14
	China Everbright Water Ltd.	47,300	13
*	V1 Group Ltd.	370,000	12
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	12,205	11
	China All Access Holdings Ltd.	220,000	10
*	SRE Group Ltd.	490,000	8
*,§	China Lumena New Materials Corp.	476,000	8
*,§	Mingfa Group International Co. Ltd.	30,971	7
	China Singyes Solar Technologies Holdings Ltd.	56,400	7
*,§	Tech Pro Technology Development Ltd.	833,600	7
*	Silk Road Logistics Holdings Ltd.	483,480	4
*,§	Real Nutriceutical Group Ltd.	143,000	4
*,§	Hua Han Health Industry Holdings Ltd.	214,708	3
*	Rentian Technology Holdings Ltd.	950,000	3
*	China Dynamics Holdings Ltd.	180,000	2
*	China Rare Earth Holdings Ltd.	59,113	2
*	MIE Holdings Corp.	144,000	1
*	Tongda Hong Tai Holdings Ltd.	3,756	1
*,§,^	Midas Holdings Ltd.	223,900	—
*,§,^	China Huishan Dairy Holdings Co. Ltd.	822,401	—
			573,622
Colombia (0.1%)
	Bancolombia SA ADR	63,617	2,837
	Ecopetrol SA	875,292	823
	Grupo de Inversiones Suramericana SA	72,408	804
	Interconexion Electrica SA ESP	175,308	786
	Ecopetrol SA ADR	31,110	586
	Grupo Aval Acciones y Valores Preference Shares	1,232,442	425
	Banco Davivienda SA Preference Shares	30,722	353
	Almacenes Exito SA	77,262	351
	Grupo de Inversiones Suramericana SA Preference Shares	30,601	326
	Avianca Holdings SA Preference Shares	542,729	301
	Corp Financiera Colombiana SA	26,515	162
	Bancolombia SA Preference Shares	14,574	161
*	CEMEX Latam Holdings SA	84,588	119
			8,034
Czech Republic (0.0%)
	CEZ AS	68,265	1,723
	Komercni banka as	22,956	926
2	Moneta Money Bank AS	158,283	538
*	PFNonwovens SA	4,426	164

	Philip Morris CR AS	235	151
	O2 Czech Republic AS	10,040	109
			3,611
Denmark (0.5%)
	Novo Nordisk A/S Class B	606,697	28,433
	Vestas Wind Systems A/S	75,692	6,257
	Carlsberg A/S Class B	52,504	6,011
	DSV A/S	73,421	5,860
	Danske Bank A/S	260,364	4,824
	Coloplast A/S Class B	51,365	4,692
2	Orsted A/S	49,019	3,542
	AP Moller - Maersk A/S Class B	2,550	3,410
	Chr Hansen Holding A/S	33,236	3,156
	Novozymes A/S	70,320	2,941
*	Genmab A/S	19,336	2,819
	GN Store Nord A/S	46,003	1,983
	ISS A/S	65,226	1,849
	Ambu A/S Class B	54,850	1,461
	Pandora A/S	33,371	1,449
	AP Moller - Maersk A/S Class A	1,053	1,315
	Royal Unibrew A/S	16,173	1,218
*	William Demant Holding A/S	34,691	1,096
	SimCorp A/S	13,629	1,076
	Tryg A/S	37,182	949
	Jyske Bank A/S	23,008	863
	H Lundbeck A/S	19,075	838
	FLSmidth & Co. A/S	15,604	731
	Topdanmark A/S	14,420	687
	Rockwool International A/S Class B	2,005	538
	Sydbank A/S	19,827	458
	Dfds A/S	8,824	417
	Schouw & Co. A/S	4,587	371
*	ALK-Abello A/S	2,242	347
*	Bang & Olufsen A/S	23,554	346
*	Nilfisk Holding A/S	9,210	340
	Spar Nord Bank A/S	34,779	295
2	Scandinavian Tobacco Group A/S	21,715	281
*,2	Netcompany Group A/S	6,691	225
*	Bavarian Nordic A/S	8,899	207
*	D/S Norden A/S	13,605	190
	Matas A/S	15,123	172
	Alm Brand A/S	18,659	161
	Solar A/S Class B	3,228	136
*	NKT A/S	7,256	131
*,§	OW Bunker A/S	3,210	—
			92,075
Egypt (0.0%)
	Commercial International Bank Egypt SAE	387,401	1,818
	ElSewedy Electric Co.	296,180	296
	Eastern Tobacco	272,070	259
	Juhayna Food Industries	390,529	254
	Oriental Weavers	386,203	239
*	Ezz Steel Co. SAE	191,057	218
*	Egyptian Financial Group-Hermes Holding Co.	207,673	201
	Egypt Kuwait Holding Co. SAE	151,515	191
	Talaat Moustafa Group	292,136	188

	Telecom Egypt Co.	235,877	186
*	Global Telecom Holding SAE	608,896	154
*	Six of October Development & Investment	132,125	118
*	Pioneers Holding for Financial Investments SAE	243,652	90
	Sidi Kerir Petrochemicals Co.	79,618	80
*	Palm Hills Developments SAE	548,521	72
*	Medinet Nasr Housing	133,609	51
	Heliopolis Housing	43,756	46
	Abou Kir Fertilizers & Chemical Industries	30,844	41
*	Orascom Investment Holding GDR	231,005	35
	Alexandria Mineral Oils Co.	89,194	29
	Orascom Construction plc	3,826	23
			4,589
Finland (0.4%)
	Nokia Oyj	2,075,125	13,110
*	Nordea Bank Abp	1,065,865	9,701
	Sampo Oyj Class A	164,594	7,541
	Kone Oyj Class B	149,260	7,257
	UPM-Kymmene Oyj	235,078	6,827
	Neste Oyj	50,716	4,647
	Fortum Oyj	144,045	3,274
	Stora Enso Oyj	190,576	2,564
	Wartsila OYJ Abp	151,844	2,479
	Elisa Oyj	48,337	2,022
	Amer Sports Oyj	37,655	1,671
	Nokian Renkaat Oyj	43,812	1,458
	Huhtamaki Oyj	43,336	1,428
	Kesko Oyj Class B	22,066	1,270
	Orion Oyj Class B	33,934	1,200
	Metso Oyj	38,418	1,130
	Valmet Oyj	46,378	1,045
	Konecranes Oyj Class A	24,438	846
	Tieto Oyj	23,042	661
	Cargotec Oyj Class B	15,131	506
	DNA Oyj	19,648	414
	Outokumpu Oyj	95,736	414
	Metsa Board Oyj	53,803	392
	Kemira Oyj	30,367	369
	YIT Oyj	49,763	322
	Cramo Oyj	16,699	319
	Sanoma Oyj	24,619	239
	Citycon Oyj	112,942	231
	Uponor Oyj	16,929	193
*	Outotec Oyj	43,506	178
*	Caverion Oyj	25,972	159
	Ramirent Oyj	20,779	142
	Raisio Oyj	43,911	135
	Finnair Oyj	15,836	133
	Oriola Oyj	39,257	98
	F-Secure Oyj	23,948	71
*	Stockmann OYJ Abp Class B	12,229	28
			74,474
France (2.9%)
	TOTAL SA	862,786	47,299
	Sanofi	385,296	33,489
	LVMH Moet Hennessy Louis Vuitton SE	86,342	27,699

	Airbus SE	192,063	22,137
	BNP Paribas SA	373,432	17,599
	L’Oreal SA	68,884	16,603
	Air Liquide SA	127,637	15,495
	Safran SA	117,349	15,419
	Danone SA	211,340	15,380
	Vinci SA	167,598	14,747
	AXA SA	618,502	14,343
	Kering SA	27,003	13,543
	Schneider Electric SE	186,465	13,262
	Pernod Ricard SA	78,774	13,070
	EssilorLuxottica SA	102,203	12,947
	Orange SA	702,474	10,896
	Vivendi SA	384,166	9,796
	Engie SA	578,137	9,268
	Societe Generale SA	280,047	8,732
	Cie Generale des Etablissements Michelin SCA	68,705	7,463
	Cie de Saint-Gobain	206,729	7,134
	Legrand SA	118,083	6,996
	Hermes International	11,469	6,873
	Capgemini SE	62,078	6,856
	Dassault Systemes SE	50,909	6,381
	Peugeot SA	214,609	5,399
	Credit Agricole SA	466,771	5,331
	Publicis Groupe SA	86,986	5,311
	Renault SA	74,179	5,249
	Thales SA	40,494	4,478
	Veolia Environnement SA	205,544	4,342
	STMicroelectronics NV	246,348	3,930
	Carrefour SA	191,399	3,785
	Edenred	80,747	3,270
	Teleperformance	18,609	3,203
	L’Oreal SA Loyalty Line	12,108	2,918
	Atos SE	32,002	2,918
^	Sodexo SA	27,997	2,915
	SES SA Class A	138,956	2,832
	TechnipFMC plc	121,480	2,822
	Accor SA	63,745	2,772
	Arkema SA	27,544	2,610
	Electricite de France SA	157,001	2,599
	Valeo SA	79,944	2,501
	Bouygues SA	70,560	2,497
*	Ubisoft Entertainment SA	28,025	2,487
	Eiffage SA	26,170	2,452
	Gecina SA	16,325	2,399
	Getlink SE	154,259	2,256
	SCOR SE	52,914	2,227
	Klepierre SA	61,795	2,118
	Alstom SA	51,627	2,077
	Bureau Veritas SA	86,807	1,929
	Air Liquide SA (Prime de fidelite)	15,489	1,880
	Aeroports de Paris	9,392	1,797
	Rubis SCA	29,742	1,775
	Suez	118,045	1,513
2	Euronext NV	24,512	1,510
	Eurofins Scientific SE	3,740	1,503
	Orpea	14,594	1,447

	Ipsen SA	11,154	1,404
	Natixis SA	272,620	1,397
	Wendel SA	11,418	1,391
	SEB SA	8,430	1,293
	Eutelsat Communications SA	60,462	1,282
	Bollore SA	306,118	1,263
	Covivio (XPAR)	12,033	1,230
	Lagardere SCA	45,620	1,192
	Dassault Aviation SA	795	1,182
	TechnipFMC plc (USD Denominated)	50,111	1,151
	Rexel SA	100,071	1,141
	Ingenico Group SA	20,797	1,134
	Remy Cointreau SA	9,672	1,123
	CNP Assurances	49,099	1,115
	Faurecia SA	24,639	1,078
	Eurazeo SE	14,058	1,045
2	Amundi SA	16,990	978
^	Casino Guichard Perrachon SA	19,510	960
	BioMerieux	12,888	910
	Iliad SA	7,849	899
	ICADE	10,630	895
*	Air France-KLM	68,516	862
	Alten SA	8,824	846
	JCDecaux SA	28,133	833
	Societe BIC SA	8,110	812
	Sartorius Stedim Biotech	7,075	780
	Altran Technologies SA	74,122	700
	Elis SA	42,655	690
*,2	Worldline SA	12,808	687
	Gaztransport Et Technigaz SA	8,096	684
	SPIE SA	41,571	626
	Nexity SA	13,351	624
	Korian SA	17,353	617
	Imerys SA	11,492	606
2	Elior Group SA	38,533	542
	Television Francaise 1	63,897	518
*	Fnac Darty SA	7,339	517
	FFP	4,814	505
	Cie Plastic Omnium SA	17,774	489
	Albioma SA	20,764	465
	Sopra Steria Group	4,494	454
2	ALD SA	28,791	418
*	CGG SA	216,740	407
*	SOITEC	5,077	390
	Neopost SA	15,094	379
	LISI	11,813	374
2	Maisons du Monde SA	14,100	363
	Mercialys SA	23,678	363
2	Europcar Mobility Group	40,122	353
*	Covivio (MTAA)	3,425	349
	Metropole Television SA	22,757	348
	IPSOS	14,752	342
	Boiron SA	6,107	337
	Haulotte Group SA	34,446	336
	Bonduelle SCA	8,891	320
*,^	Genfit	15,240	314
	Coface SA	33,355	306

*	Rothschild & Co.	9,000	298
	Vilmorin & Cie SA	4,529	294
*	Virbac SA	2,012	283
	Rallye SA	22,163	255
	Altarea SCA	1,232	255
	Guerbet	3,923	254
	Trigano SA	2,626	254
	Nexans SA	7,979	239
	Interparfums SA	4,638	232
	Vicat SA	4,456	223
	Esso SA Francaise	5,089	198
	Tarkett SA	9,079	197
	Akka Technologies	3,108	195
*,^	Vallourec SA	105,433	189
	Eramet	2,680	187
*	Stallergenes Greer plc	5,086	177
*	DBV Technologies SA	12,382	164
	Union Financiere de France BQE SA	6,425	163
	Beneteau SA	11,337	161
	Derichebourg SA	34,724	158
*	Pharmagest Inter@ctive	2,262	142
*,2	SMCP SA	7,781	142
	Carmila SA	7,070	142
	Mersen SA	4,185	137
*	Etablissements Maurel et Prom	31,465	124
	Manitou BF SA	3,706	113
	Electricite de France SA (Prime de fidelite)	6,661	110
*,^	Technicolor SA	97,769	109
	Synergie SA	3,322	103
	SEB SA Loyalty Line	643	99
*,2	X-Fab Silicon Foundries SE	14,653	87
	AKWEL	4,578	82
	Jacquet Metal Service SA	4,253	80
	GL Events	3,863	78
*,^	Bourbon Corp.	9,593	37
	Groupe Crit	316	19
*	CGG SA Warrants Exp. 02/21/2023	17,195	2
			523,080
Germany (2.6%)
	SAP SE	338,257	34,978
	Allianz SE	142,245	30,181
	Siemens AG	269,552	29,596
	Bayer AG	338,269	25,640
	BASF SE	322,518	23,627
	Daimler AG	308,197	18,257
	Deutsche Telekom AG	1,098,148	17,857
	adidas AG	70,305	16,729
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,390	12,361
	Volkswagen AG Preference Shares	69,492	11,853
	Deutsche Post AG	366,415	10,823
	Vonovia SE	199,319	10,018
	Infineon Technologies AG	445,202	9,903
	Bayerische Motoren Werke AG	116,195	9,790
	Deutsche Boerse AG	69,482	9,251
	E.ON SE	797,772	8,868
	Fresenius SE & Co. KGaA	147,823	7,665
	Deutsche Wohnen SE	150,063	7,497

	Wirecard AG	42,386	7,028
	Deutsche Bank AG	767,411	6,822
	Henkel AG & Co. KGaA Preference Shares	68,214	6,640
	Continental AG	40,661	6,426
	Merck KGaA	57,589	6,047
	Fresenius Medical Care AG & Co. KGaA	79,184	5,824
	RWE AG	208,229	5,179
	HeidelbergCement AG	66,128	4,579
	Beiersdorf AG	42,070	4,211
	MTU Aero Engines AG	17,879	3,855
2	Covestro AG	67,357	3,722
	Porsche Automobil Holding SE Preference Shares	53,364	3,470
	Symrise AG	40,744	3,384
*	thyssenkrupp AG	157,002	2,790
	Hannover Rueck SE	18,980	2,739
*	QIAGEN NV	71,861	2,654
	Henkel AG & Co. KGaA	28,770	2,637
*	Commerzbank AG	342,552	2,465
	LEG Immobilien AG	20,731	2,435
	Brenntag AG	47,540	2,251
	LANXESS AG	36,757	2,023
	Uniper SE	67,625	1,961
	Deutsche Lufthansa AG	77,496	1,956
*	Aroundtown SA	210,213	1,859
	Sartorius AG Preference Shares	11,902	1,787
	KION Group AG	30,387	1,755
	HUGO BOSS AG	24,390	1,749
2	Scout24 AG	37,163	1,747
	United Internet AG	41,343	1,640
*,2	Siemens Healthineers AG	40,424	1,595
	GEA Group AG	55,808	1,538
	Rheinmetall AG	14,410	1,497
	Puma SE	2,643	1,473
	Evonik Industries AG	52,758	1,443
*,2	Delivery Hero SE	38,239	1,412
	K&S AG	72,405	1,410
*,2	Zalando SE	45,403	1,385
	ProSiebenSat.1 Media SE	76,417	1,364
*	Knorr-Bremse AG	13,673	1,353
	OSRAM Licht AG	31,457	1,339
	Bayerische Motoren Werke AG Preference Shares	17,686	1,307
*	MorphoSys AG	11,268	1,219
	Volkswagen AG	6,963	1,215
	TAG Immobilien AG	42,896	1,084
	FUCHS PETROLUB SE	24,190	1,062
	Carl Zeiss Meditec AG	11,583	1,051
	Fraport AG Frankfurt Airport Services Worldwide	13,300	1,051
	METRO AG	59,688	1,010
*	Evotec AG	42,598	1,000
	HOCHTIEF AG	6,657	996
2	Innogy SE (Ordinary Shares)	20,014	948
	Grand City Properties SA	38,024	946
	Hella GmbH & Co. KGaA	20,528	934
	Freenet AG	43,196	920
	CTS Eventim AG & Co. KGaA	21,282	904
*	Innogy SE	20,014	857
	TLG Immobilien AG	27,642	849

	Axel Springer SE	13,693	838
	Nemetschek SE	6,204	796
	GRENKE AG	8,656	796
	alstria office REIT-AG	50,550	761
*	Dialog Semiconductor plc	25,962	759
	Gerresheimer AG	10,865	736
	Telefonica Deutschland Holding AG	209,645	735
	Rational AG	1,169	733
	Deutsche EuroShop AG	23,128	720
	1&1 Drillisch AG	17,128	713
	Duerr AG	17,049	698
	Bechtle AG	8,596	684
	RTL Group SA	12,077	661
	Siltronic AG	6,555	651
	Fuchs Petrolub SE Preference Shares	13,787	647
2	ADO Properties SA	10,724	644
	Aareal Bank AG	19,832	641
	Aurubis AG	11,499	630
	Indus Holding AG	12,225	607
	MAN SE	5,844	604
	Norma Group SE	11,081	586
*	Jenoptik AG	18,037	584
*,2	Rocket Internet SE	21,430	541
	Software AG	14,689	534
	DIC Asset AG	45,565	514
	Stabilus SA	8,206	513
	Wacker Chemie AG	4,686	496
	Jungheinrich AG Preference Shares	16,227	493
	Fielmann AG	7,065	480
	Stroeer SE & Co. KGaA	8,314	466
2	Deutsche Pfandbriefbank AG	39,937	451
	Leoni AG	12,137	450
	Sixt SE Preference Shares	6,669	427
	Talanx AG	10,705	398
	CANCOM SE	10,008	388
	RWE AG Preference Shares	15,771	387
	Suedzucker AG	23,788	387
	Krones AG	4,377	366
	DMG Mori AG	7,231	363
	Hamburger Hafen und Logistik AG	16,261	362
	TUI AG	23,341	356
	CompuGroup Medical SE	7,076	352
*	AIXTRON SE	35,309	352
	Salzgitter AG	11,432	345
	Sixt SE	3,725	339
	S&T AG	14,510	332
	PATRIZIA Immobilien AG	14,852	331
	Biotest AG Preference Shares	11,939	315
	Washtec AG	4,367	310
	Deutz AG	42,585	303
	XING SE	985	295
*,2	DWS Group GmbH & Co. KGaA	10,750	289
	Pfeiffer Vacuum Technology AG	2,059	289
	Bilfinger SE	8,961	286
	Koenig & Bauer AG	6,031	286
	KWS Saat SE	820	259
*	Hypoport AG	1,209	253

2	Befesa SA	5,660	248
	CECONOMY AG	51,129	240
*,^	Heidelberger Druckmaschinen AG	115,756	234
*	zooplus AG	1,876	226
	Deutsche Beteiligungs AG	5,248	205
*	Nordex SE	17,970	205
	Wuestenrot & Wuerttembergische AG	10,435	197
	RHOEN-KLINIKUM AG	7,525	196
	BayWa AG	6,589	180
	Takkt AG	10,249	173
	Schaeffler AG Preference Shares	18,887	168
	Vossloh AG	3,545	167
*	Isra Vision AG	4,880	165
	Wacker Neuson SE	7,364	164
2	Hapag-Lloyd AG	6,482	164
	RIB Software SE	10,730	156
	ElringKlinger AG	16,618	146
	Kloeckner & Co. SE	19,462	145
	Hornbach Holding AG & Co. KGaA	2,609	136
*	Varta AG	3,596	129
	Diebold Nixdorf AG	1,798	120
*	Corestate Capital Holding SA	3,253	119
*	SGL Carbon SE	13,210	109
	Bertrandt AG	1,140	98
	Draegerwerk AG & Co. KGaA	1,848	89
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	89
	VTG AG	1,547	87
	H&R GmbH & Co. KGaA	9,406	86
	comdirect bank AG	7,126	82
	SMA Solar Technology AG	3,151	80
*,2	Tele Columbus AG	26,416	77
	CropEnergies AG	7,938	46
	Hornbach Baumarkt AG	2,055	45
			462,994
Greece (0.0%)
	Hellenic Telecommunications Organization SA ADR	238,631	1,501
	OPAP SA	64,589	632
	JUMBO SA	30,577	500
*	Alpha Bank AE	450,992	453
	Motor Oil Hellas Corinth Refineries SA	16,996	424
*	Eurobank Ergasias SA	543,015	340
	Titan Cement Co. SA	12,669	285
	Mytilineos Holdings SA	26,080	246
	Hellenic Petroleum SA	24,209	213
	Grivalia Properties REIC AE	21,026	204
	National Bank of Greece SA	160,324	180
*	GEK Terna Holding Real Estate Construction SA	31,563	156
	Holding Co. ADMIE IPTO SA	82,107	148
	Sarantis SA	16,556	140
	Aegean Airlines SA	12,797	111
*	Viohalco SA	35,271	109
	Fourlis Holdings SA	19,211	96
	Terna Energy SA	13,243	90
	Hellenic Exchanges SA	17,966	75
*,§	FF Group	12,862	71
*	Piraeus Bank SA	77,791	51
*	Ellaktor SA	29,150	46

*	Public Power Corp. SA	29,269	44
			6,115
Hong Kong (1.2%)
	AIA Group Ltd.	4,311,582	38,932
	Hong Kong Exchanges & Clearing Ltd.	506,370	15,844
	CK Hutchison Holdings Ltd.	1,017,427	10,275
	CK Asset Holdings Ltd.	1,106,427	9,315
	Link REIT	827,160	9,092
	Sun Hung Kai Properties Ltd.	506,503	8,495
	CLP Holdings Ltd.	647,110	7,537
	Hong Kong & China Gas Co. Ltd.	3,125,331	6,792
	Hang Seng Bank Ltd.	284,601	6,548
	Galaxy Entertainment Group Ltd.	841,000	5,856
	BOC Hong Kong Holdings Ltd.	1,456,000	5,626
	Jardine Matheson Holdings Ltd.	78,512	5,252
	Sands China Ltd.	940,400	4,511
	Power Assets Holdings Ltd.	458,000	3,085
	Wharf Real Estate Investment Co. Ltd.	425,600	2,912
	New World Development Co. Ltd.	1,736,224	2,738
	Techtronic Industries Co. Ltd.	465,500	2,717
	China Mengniu Dairy Co. Ltd.	877,000	2,716
	Hongkong Land Holdings Ltd.	368,100	2,648
2	WH Group Ltd.	2,998,684	2,571
	MTR Corp. Ltd.	428,326	2,396
	Jardine Strategic Holdings Ltd.	61,395	2,354
	Henderson Land Development Co. Ltd.	361,997	2,058
	Swire Pacific Ltd. Class A	166,642	1,974
	Sino Land Co. Ltd.	928,279	1,669
	Wheelock & Co. Ltd.	250,000	1,603
	CK Infrastructure Holdings Ltd.	190,500	1,538
	Want Want China Holdings Ltd.	1,780,467	1,443
	AAC Technologies Holdings Inc.	219,500	1,378
	Hang Lung Properties Ltd.	622,000	1,362
	Swire Properties Ltd.	333,046	1,300
2	Samsonite International SA	421,196	1,253
	Bank of East Asia Ltd.	369,672	1,247
	Wharf Holdings Ltd.	372,600	1,126
	Wynn Macau Ltd.	456,800	1,121
	ASM Pacific Technology Ltd.	102,822	1,108
	Vitasoy International Holdings Ltd.	270,000	1,098
	Hysan Development Co. Ltd.	189,000	984
	NWS Holdings Ltd.	419,500	959
*,^	Semiconductor Manufacturing International Corp.	935,600	884
	Hopewell Holdings Ltd.	188,500	869
	Dairy Farm International Holdings Ltd.	89,700	812
	Tingyi Cayman Islands Holding Corp.	580,000	808
	Minth Group Ltd.	228,000	798
	Xinyi Glass Holdings Ltd.	648,000	789
	PCCW Ltd.	1,316,000	783
	Hang Lung Group Ltd.	262,000	770
	Kerry Properties Ltd.	184,000	764
	Yue Yuen Industrial Holdings Ltd.	216,000	737
	Shun Tak Holdings Ltd.	1,784,000	710
	Sun Art Retail Group Ltd.	691,579	687
	SJM Holdings Ltd.	572,000	604
	Melco International Development Ltd.	245,000	575
	NagaCorp Ltd.	444,000	548

2	BOC Aviation Ltd.	64,200	546
	PRADA SPA	164,900	546
	VTech Holdings Ltd.	51,800	495
	MGM China Holdings Ltd.	239,600	465
	Champion REIT	608,000	462
	IGG Inc.	288,000	438
	Swire Pacific Ltd. Class B	245,000	438
	Fortune REIT	353,923	437
	Shangri-La Asia Ltd.	331,519	433
	Nexteer Automotive Group Ltd.	269,000	407
	Xinyi Solar Holdings Ltd.	958,200	403
	First Pacific Co. Ltd.	901,200	391
	Great Eagle Holdings Ltd.	84,000	389
	United Energy Group Ltd.	2,486,000	387
	Hutchison Telecommunications Hong Kong Holdings Ltd.	972,000	385
	Luk Fook Holdings International Ltd.	126,000	366
	Cafe de Coral Holdings Ltd.	134,000	362
	Cathay Pacific Airways Ltd.	228,000	351
*	Hong Kong Television Network Ltd.	937,000	329
	SITC International Holdings Co. Ltd.	352,000	323
	Uni-President China Holdings Ltd.	361,800	322
	Hongkong & Shanghai Hotels Ltd.	227,000	321
	Dah Sing Financial Holdings Ltd.	55,744	309
	Li & Fung Ltd.	1,806,000	307
	Yuexiu REIT	438,940	305
	HKBN Ltd.	193,689	299
	Pacific Basin Shipping Ltd.	1,483,000	294
	Sunlight REIT	410,000	285
	Shui On Land Ltd.	1,104,500	274
	K Wah International Holdings Ltd.	490,000	270
	Lifestyle International Holdings Ltd.	179,000	270
	Towngas China Co. Ltd.	332,000	265
	Shougang Fushan Resources Group Ltd.	1,236,000	263
*	MMG Ltd.	690,117	254
	Johnson Electric Holdings Ltd.	110,250	251
	China Travel International Investment Hong Kong Ltd.	864,000	250
	L’Occitane International SA	138,250	248
*	China Financial International Investments Ltd.	11,250,000	247
	Chow Tai Fook Jewellery Group Ltd.	273,000	244
	Value Partners Group Ltd.	313,000	233
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	228
	Dah Sing Banking Group Ltd.	113,537	222
	Man Wah Holdings Ltd.	469,200	221
	Haitong International Securities Group Ltd.	626,038	220
^	China Goldjoy Group Ltd.	4,396,000	211
	Texwinca Holdings Ltd.	552,000	211
	SmarTone Telecommunications Holdings Ltd.	172,000	204
	Kerry Logistics Network Ltd.	128,000	201
*,2	Razer Inc.	1,149,000	200
*	CST Group Ltd.	62,656,000	200
	Prosperity REIT	471,000	189
	Television Broadcasts Ltd.	98,900	185
	Giordano International Ltd.	354,000	178
	Lai Sun Development Co. Ltd.	106,080	177
	SA Sa International Holdings Ltd.	455,995	174
*	Digital Domain Holdings Ltd.	13,790,000	173
	Mandarin Oriental International Ltd.	88,774	172

^	Chinese Estates Holdings Ltd.	147,000	169
	Canvest Environmental Protection Group Co. Ltd.	291,000	152
2	Crystal International Group Ltd.	275,500	150
*	Agritrade Resources Ltd.	735,000	150
*	Sunshine Oilsands Ltd.	8,918,500	147
*	China Silver Group Ltd.	1,350,000	135
	Guotai Junan International Holdings Ltd.	746,000	131
2	FIT Hon Teng Ltd.	279,000	127
*	China LNG Group Ltd.	870,000	124
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	124
*	Zhaobangji Properties Holdings Ltd.	96,000	123
	Huabao International Holdings Ltd.	256,000	117
*,§,^	Superb Summit International Group Ltd.	620,000	115
	CITIC Telecom International Holdings Ltd.	302,500	110
*	Esprit Holdings Ltd.	510,346	106
*	COFCO Meat Holdings Ltd.	538,000	106
	Liu Chong Hing Investment Ltd.	65,982	102
	Far East Consortium International Ltd.	225,000	100
*	New World Department Store China Ltd.	459,000	100
*	HC Group Inc.	170,000	100
	Yip’s Chemical Holdings Ltd.	306,000	97
	Road King Infrastructure Ltd.	53,000	96
	HKR International Ltd.	194,320	95
*	China LotSynergy Holdings Ltd.	9,440,000	94
	Spring REIT	203,000	93
	Dynam Japan Holdings Co. Ltd.	72,400	91
	China Harmony New Energy Auto Holding Ltd.	231,000	90
	Pou Sheng International Holdings Ltd.	458,000	89
	CP Pokphand Co. Ltd.	1,076,000	87
	Pacific Textiles Holdings Ltd.	97,000	85
*	G-Resources Group Ltd.	10,998,600	84
	Goodbaby International Holdings Ltd.	267,464	83
	Microport Scientific Corp.	83,852	81
	Sun Hung Kai & Co. Ltd.	165,000	78
2	Regina Miracle International Holdings Ltd.	94,000	77
*,§	Town Health International Medical Group Ltd.	870,000	77
*	Anton Oilfield Services Group	648,000	76
	Singamas Container Holdings Ltd.	548,000	74
	Emperor Watch & Jewellery Ltd.	2,560,000	74
	Ju Teng International Holdings Ltd.	276,000	73
*	Global Brands Group Holding Ltd.	1,414,000	71
	Inspur International Ltd.	144,000	71
2	IMAX China Holding Inc.	27,100	69
*,^	GCL New Energy Holdings Ltd.	1,670,000	69
	Chow Sang Sang Holdings International Ltd.	46,000	68
	Parkson Retail Group Ltd.	706,000	67
*,§	Convoy Global Holdings Ltd.	3,102,000	66
*	FIH Mobile Ltd.	607,000	66
*	Panda Green Energy Group Ltd.	1,110,000	57
	Nan Hai Corp. Ltd.	2,450,000	54
*	NewOcean Energy Holdings Ltd.	162,000	52
^	United Laboratories International Holdings Ltd.	86,000	49
*	Truly International Holdings Ltd.	360,000	48
*	We Solutions Ltd.	752,000	44
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	38
*	Honghua Group Ltd.	587,000	37
	Lee’s Pharmaceutical Holdings Ltd.	43,500	35

2	CGN New Energy Holdings Co. Ltd.	250,000	35
*	Technovator International Ltd.	222,000	34
	Shenwan Hongyuan HK Ltd.	145,000	33
	Macau Legend Development Ltd.	186,000	32
	BOE Varitronix Ltd.	124,000	32
	TPV Technology Ltd.	224,000	31
	Emperor Capital Group Ltd.	654,000	31
	Henderson Investment Ltd.	351,000	30
*	Lifestyle China Group Ltd.	81,500	29
*	KuangChi Science Ltd.	427,000	29
*	China Strategic Holdings Ltd.	3,500,000	29
	EVA Precision Industrial Holdings Ltd.	272,000	26
	Chong Hing Bank Ltd.	13,000	23
	China Baoli Technologies Holdings Ltd.	505,000	21
*,§	Tou Rong Chang Fu Group Ltd.	1,348,000	20
*	Good Resources Holdings Ltd.	819,978	19
*	Silver Base Group Holdings Ltd.	294,000	17
*	Yanchang Petroleum International Ltd.	2,000,000	16
	Freeman FinTech Corp. Ltd.	316,000	16
*	Future World Financial Holdings Ltd.	2,446,251	13
*	Mei Ah Entertainment Group Ltd.	360,000	12
*,§	Brightoil Petroleum Holdings Ltd.	426,340	11
*	New Sports Group Ltd.	122,000	7
*,§	China Animal Healthcare Ltd.	84,000	6
*	Sincere Watch Hong Kong Ltd.	560,000	5
	Mega Expo Holdings Ltd.	10,000	5
*	Sino Oil And Gas Holdings Ltd.	159,500	3
*	Xinchen China Power Holdings Ltd.	50,000	3
			215,512
Hungary (0.0%)
	OTP Bank Nyrt	90,925	3,751
	MOL Hungarian Oil & Gas plc	132,546	1,590
	Richter Gedeon Nyrt	55,267	1,181
	Magyar Telekom Telecommunications plc	106,612	180
*	Opus Global Nyrt	31,411	52
			6,754
India (1.1%)
	Housing Development Finance Corp. Ltd.	643,965	17,451
2	Reliance Industries Ltd. GDR	390,776	13,478
	Infosys Ltd. ADR	1,151,085	12,432
	Tata Consultancy Services Ltd.	333,559	9,462
*	Axis Bank Ltd.	746,896	7,610
	Hindustan Unilever Ltd.	295,373	7,322
	Reliance Industries Ltd.	351,136	6,082
	Maruti Suzuki India Ltd.	54,981	5,149
	ITC Ltd.	1,281,910	5,029
	HCL Technologies Ltd.	197,926	2,804
	Oil & Natural Gas Corp. Ltd.	1,269,976	2,528
	Infosys Ltd.	236,342	2,491
	Sun Pharmaceutical Industries Ltd.	395,937	2,364
	Mahindra & Mahindra Ltd.	236,422	2,267
	Bajaj Finance Ltd.	62,264	2,261
*	State Bank of India GDR	48,197	2,006
	Larsen & Toubro Ltd.	106,223	1,966
	Bharat Petroleum Corp. Ltd.	393,531	1,919
	Bharti Airtel Ltd.	418,872	1,806

	JSW Steel Ltd.	457,728	1,774
	Asian Paints Ltd.	87,472	1,741
	Vedanta Ltd.	616,183	1,720
	Yes Bank Ltd.	622,065	1,708
	UltraTech Cement Ltd.	32,957	1,634
	Tech Mahindra Ltd.	147,714	1,524
	Coal India Ltd.	459,872	1,455
	Eicher Motors Ltd.	5,374	1,440
	Indian Oil Corp. Ltd.	714,891	1,380
	Godrej Consumer Products Ltd.	137,234	1,369
	Titan Co. Ltd.	97,166	1,362
	UPL Ltd.	113,472	1,258
	NTPC Ltd.	622,657	1,224
	Nestle India Ltd.	7,326	1,186
	Bharti Infratel Ltd.	284,462	1,173
	Hero MotoCorp Ltd.	31,599	1,164
	Wipro Ltd. ADR	190,796	1,086
	Adani Ports & Special Economic Zone Ltd.	220,611	1,054
	Dabur India Ltd.	166,978	1,042
	Bajaj Finserv Ltd.	12,067	1,037
	Indiabulls Housing Finance Ltd.	108,312	1,017
	Grasim Industries Ltd.	98,450	1,000
	Dr Reddy’s Laboratories Ltd.	25,877	991
	Bajaj Auto Ltd.	26,779	964
	Aurobindo Pharma Ltd.	82,577	916
2	InterGlobe Aviation Ltd.	52,971	885
	Zee Entertainment Enterprises Ltd.	162,038	869
	Havells India Ltd.	85,241	858
	Wipro Ltd.	160,252	834
*	Britannia Industries Ltd.	18,410	829
*,2	Avenue Supermarts Ltd.	42,643	827
*	Tata Motors Ltd.	320,446	823
	Piramal Enterprises Ltd.	28,533	818
	Shriram Transport Finance Co. Ltd.	56,109	803
	GAIL India Ltd.	171,505	803
	Hindalco Industries Ltd.	270,099	796
	Lupin Ltd.	64,489	795
	Hindustan Petroleum Corp. Ltd.	224,299	740
	Cipla Ltd.	100,330	731
	Marico Ltd.	141,376	730
	Ambuja Cements Ltd.	241,475	714
	United Spirits Ltd.	88,940	677
	Federal Bank Ltd.	546,938	663
	Info Edge India Ltd.	25,247	622
	Siemens Ltd.	42,659	619
	Tata Steel Ltd.	91,159	614
	Pidilite Industries Ltd.	37,959	599
	Motherson Sumi Systems Ltd.	292,164	579
	Bosch Ltd.	2,165	575
	Mindtree Ltd.	45,360	572
	Tata Power Co. Ltd.	563,027	566
	Power Grid Corp. of India Ltd.	211,980	563
*,2	HDFC Life Insurance Co. Ltd.	106,421	558
	Apollo Hospitals Enterprise Ltd.	29,789	556
2	ICICI Lombard General Insurance Co. Ltd.	43,879	544
	Cummins India Ltd.	48,465	538
2	AU Small Finance Bank Ltd.	65,312	538

	Mahindra & Mahindra Financial Services Ltd.	92,477	528
	Divi’s Laboratories Ltd.	24,823	527
	Page Industries Ltd.	1,580	520
	REC Ltd.	293,992	517
	Shree Cement Ltd.	2,305	509
	Container Corp. Of India Ltd.	51,595	477
	United Breweries Ltd.	23,649	476
	IIFL Holdings Ltd.	77,999	473
	IDFC First Bank Ltd.	714,179	456
	LIC Housing Finance Ltd.	71,431	452
	Crompton Greaves Consumer Electricals Ltd.	147,976	446
*	Bharat Financial Inclusion Ltd.	32,231	430
	Colgate-Palmolive India Ltd.	23,624	426
	Ashok Leyland Ltd.	364,793	418
	Alkem Laboratories Ltd.	15,643	414
	Biocon Ltd.	44,849	410
	Cadila Healthcare Ltd.	90,510	407
	Petronet LNG Ltd.	125,893	404
	Torrent Pharmaceuticals Ltd.	15,714	403
2	ICICI Prudential Life Insurance Co. Ltd.	99,704	402
	Rajesh Exports Ltd.	46,732	399
*	Future Retail Ltd.	65,433	396
*,2	SBI Life Insurance Co. Ltd.	46,820	393
	Jubilant Foodworks Ltd.	22,044	392
	Mphasis Ltd.	26,879	380
	Sobha Ltd.	55,781	372
	Torrent Power Ltd.	106,515	371
	Bharat Forge Ltd.	51,384	358
	Oracle Financial Services Software Ltd.	6,643	356
*	Vodafone Idea Ltd.	837,635	355
	ABB India Ltd.	19,787	355
	Glenmark Pharmaceuticals Ltd.	38,015	349
*	State Bank of India	81,983	340
	L&T Finance Holdings Ltd.	177,041	329
*	IFCI Ltd.	1,661,999	319
*	Max Financial Services Ltd.	54,408	305
*	Bank of Baroda	189,630	301
	Bajaj Holdings & Investment Ltd.	7,375	296
	GlaxoSmithKline Consumer Healthcare Ltd.	2,792	289
	AIA Engineering Ltd.	12,648	286
	MRF Ltd.	331	286
	Berger Paints India Ltd.	62,801	282
	NMDC Ltd.	203,655	278
*,§	Odisha Cement Ltd.	18,058	277
	Power Finance Corp. Ltd.	183,340	268
	DLF Ltd.	112,856	263
	Voltas Ltd.	34,114	260
2	Larsen & Toubro Infotech Ltd.	10,351	257
*	Adani Transmission Ltd.	84,325	254
	Cholamandalam Investment and Finance Co. Ltd.	15,341	254
	TVS Motor Co. Ltd.	35,146	248
	Symphony Ltd.	15,091	247
	Sadbhav Engineering Ltd.	89,186	247
	Edelweiss Financial Services Ltd.	113,186	246
	ACC Ltd.	12,109	243
	Indian Hotels Co. Ltd.	120,366	241
	Hindustan Zinc Ltd.	64,711	238

	Sun TV Network Ltd.	31,281	234
	Natco Pharma Ltd.	23,911	234
	City Union Bank Ltd.	86,728	233
*	Jindal Steel & Power Ltd.	120,970	231
	Muthoot Finance Ltd.	32,648	230
	Jubilant Life Sciences Ltd.	23,147	230
	NHPC Ltd.	640,295	226
	Kansai Nerolac Paints Ltd.	35,036	220
	Gillette India Ltd.	2,396	220
	Indiabulls Ventures Ltd.	45,246	218
*,2	Bandhan Bank Ltd.	37,178	212
*	IDBI Bank Ltd.	269,224	210
	Radico Khaitan Ltd.	36,379	210
	Bharat Heavy Electricals Ltd.	226,638	207
	Apollo Tyres Ltd.	71,220	205
	Exide Industries Ltd.	63,522	203
	CESC Ltd.	20,476	200
	Emami Ltd.	33,903	196
	Kajaria Ceramics Ltd.	25,055	190
	Indraprastha Gas Ltd.	47,090	188
	Sundram Fasteners Ltd.	24,845	185
	Manappuram Finance Ltd.	139,248	181
	PI Industries Ltd.	14,988	180
	Whirlpool of India Ltd.	8,466	180
	Pfizer Ltd.	4,184	179
*	Fortis Healthcare Ltd.	93,804	179
	Balkrishna Industries Ltd.	15,622	178
*	Steel Authority of India Ltd.	268,026	178
	Adani Enterprises Ltd.	91,233	177
	Tata Global Beverages Ltd.	61,078	175
	Oil India Ltd.	73,408	173
*	Tata Motors Ltd. Class A	126,659	167
*	Adani Power Ltd.	255,923	165
	Hexaware Technologies Ltd.	33,864	164
	Sundaram Finance Ltd.	8,275	164
	HEG Ltd.	4,776	162
	Sanofi India Ltd.	1,742	159
*,2	PNB Housing Finance Ltd.	12,182	155
	Thermax Ltd.	9,916	153
	Escorts Ltd.	16,201	151
	Oberoi Realty Ltd.	23,982	150
	Ramco Cements Ltd.	17,456	148
*	Godrej Properties Ltd.	13,999	146
	Arvind Ltd.	35,132	143
	Graphite India Ltd.	17,663	141
*	Punjab National Bank	128,046	140
	NCC Ltd.	124,641	140
	GRUH Finance Ltd.	47,298	139
	Coromandel International Ltd.	21,928	139
	PVR Ltd.	6,051	137
*	JSW Energy Ltd.	144,094	136
2	Endurance Technologies Ltd.	8,208	133
	KRBL Ltd.	28,058	132
	Gujarat State Petronet Ltd.	53,161	132
	Phoenix Mills Ltd.	15,440	131
	Karur Vysya Bank Ltd.	100,944	125
	Tata Communications Ltd.	17,873	125

	Gujarat Pipavav Port Ltd.	102,180	122
*	GMR Infrastructure Ltd.	570,405	122
	Redington India Ltd.	117,700	122
	Ipca Laboratories Ltd.	11,247	122
2	Syngene International Ltd.	14,885	122
	Bayer CropScience Ltd.	1,959	121
	NBCC India Ltd.	145,348	120
*,2	Eris Lifesciences Ltd.	13,532	120
*	Gujarat Gas Ltd.	66,570	119
	WABCO India Ltd.	1,338	117
	Supreme Industries Ltd.	8,322	116
	GlaxoSmithKline Pharmaceuticals Ltd.	5,856	116
*	Canara Bank	32,748	116
	Care Ratings Ltd.	8,295	116
	Reliance Infrastructure Ltd.	30,091	114
	Dewan Housing Finance Corp. Ltd.	58,709	113
	Cox & Kings Ltd.	51,138	112
	KPIT Technologies Ltd.	67,891	109
	Castrol India Ltd.	48,912	109
	GE Power India Ltd.	9,915	108
	Varun Beverages Ltd.	9,232	107
*,2	Quess Corp. Ltd.	12,089	107
	Bharat Electronics Ltd.	90,081	106
*	Just Dial Ltd.	15,756	106
*	Shipping Corp. of India Ltd.	183,691	106
	Persistent Systems Ltd.	12,422	105
*	Aditya Birla Fashion and Retail Ltd.	35,555	105
	Bombay Burmah Trading Co.	6,145	104
	Engineers India Ltd.	65,466	104
	National Aluminium Co. Ltd.	123,013	103
	TI Financial Holdings Ltd.	16,493	103
	Godrej Industries Ltd.	14,509	103
	Sterlite Technologies Ltd.	29,075	101
*	Bank of India	68,499	100
*	Adani Gas Ltd.	76,644	100
	IRB Infrastructure Developers Ltd.	48,800	99
	Ceat Ltd.	6,232	95
	Great Eastern Shipping Co. Ltd.	22,408	95
	Indian Bank	29,873	95
	Karnataka Bank Ltd.	55,925	95
2	Dr Lal PathLabs Ltd.	6,202	94
	Jain Irrigation Systems Ltd.	108,444	93
	Prestige Estates Projects Ltd.	32,922	93
	Minda Industries Ltd.	23,295	92
	Kaveri Seed Co. Ltd.	10,776	91
	Vakrangee Ltd.	149,459	91
	Blue Dart Express Ltd.	2,017	91
*,2	HDFC Asset Management Co. Ltd.	4,608	89
	Raymond Ltd.	8,316	88
	Amara Raja Batteries Ltd.	8,322	87
*	Indiabulls Real Estate Ltd.	83,885	87
	Repco Home Finance Ltd.	15,230	86
	Gujarat Fluorochemicals Ltd.	6,978	85
	PTC India Ltd.	76,646	84
	Bajaj Consumer Care Ltd.	16,912	84
	SRF Ltd.	2,950	84
	Mahanagar Gas Ltd.	6,429	83

	Century Textiles & Industries Ltd.	7,450	83
	Chambal Fertilizers and Chemicals Ltd.	32,741	81
	Gateway Distriparks Ltd.	55,622	81
	Reliance Capital Ltd.	29,023	79
*	Shree Renuka Sugars Ltd.	545,590	79
	GE T&D India Ltd.	18,902	78
*,§	KPIT Engineering Ltd.	67,891	78
	eClerx Services Ltd.	5,130	78
	Ajanta Pharma Ltd.	5,388	78
	Sintex Industries Ltd.	554,555	76
	Jindal Saw Ltd.	61,019	75
*	CG Power and Industrial Solutions Ltd.	141,656	75
	Welspun India Ltd.	88,190	75
*	Equitas Holdings Ltd.	44,263	75
	Thomas Cook India Ltd.	23,781	75
*	Balrampur Chini Mills Ltd.	50,849	73
	Alembic Pharmaceuticals Ltd.	8,754	73
	McLeod Russel India Ltd.	53,093	73
	VA Tech Wabag Ltd.	17,247	73
	Motilal Oswal Financial Services Ltd.	7,994	72
*	Sun Pharma Advanced Research Co. Ltd.	32,065	71
*	Sintex Plastics Technology Ltd.	244,127	71
*	Reliance Power Ltd.	185,943	69
	Finolex Cables Ltd.	11,390	67
	Vijaya Bank	106,806	66
*	DEN Networks Ltd.	64,299	65
	South Indian Bank Ltd.	343,838	64
2	Laurus Labs Ltd.	12,108	63
*	TV18 Broadcast Ltd.	137,341	63
*	Union Bank of India	53,892	63
*	Suzlon Energy Ltd.	946,139	63
	Dish TV India Ltd.	187,498	63
*	Oriental Bank of Commerce	45,611	62
	Strides Pharma Science Ltd.	9,442	61
	Avanti Feeds Ltd.	12,114	61
*	Housing Development & Infrastructure Ltd.	162,170	60
*	Mahindra CIE Automotive Ltd.	17,526	58
	IDFC Ltd.	103,749	58
*	Jammu & Kashmir Bank Ltd.	100,097	58
	JM Financial Ltd.	51,633	56
	Welspun Corp. Ltd.	36,272	53
*	Syndicate Bank	101,228	53
*	Allahabad Bank	81,980	52
	Rain Industries Ltd.	30,380	51
*	Andhra Bank	123,225	44
	Mangalore Refinery & Petrochemicals Ltd.	45,416	44
2	Dilip Buildcon Ltd.	9,318	42
	PC Jeweller Ltd.	39,296	41
*	Reliance Communications Ltd.	245,174	41
	Gujarat Mineral Development Corp. Ltd.	33,311	40
	Srei Infrastructure Finance Ltd.	85,989	36
*	Central Bank of India	79,029	35
*	Wockhardt Ltd.	5,121	32
*	Jaiprakash Associates Ltd.	332,131	30
*	Spencer’s Retail Ltd.	12,285	30
	India Cements Ltd.	24,791	29
*	RattanIndia Power Ltd.	553,078	28

*	Hindustan Construction Co. Ltd.	154,392	27
*	Corp Bank	71,195	26
	Multi Commodity Exchange of India Ltd.	2,593	26
*	CESC Ventures Ltd.	4,095	25
*	Jet Airways India Ltd.	5,987	20
	Marksans Pharma Ltd.	42,808	15
	Reliance Home Finance Ltd.	29,023	15
*	Bajaj Hindusthan Sugar Ltd.	90,862	10
*	Adani Green Energy Ltd.	16,354	8
*,§	Cox & Kings Financial Service Ltd.	8,635	8
*	Solara Active Pharma Sciences Ltd.	1,106	6
*	Indian Overseas Bank	27,269	5
*	UCO Bank	17,873	5
*	Unitech Ltd.	198,930	4
*	TeamLease Services Ltd.	76	3
*	Rolta India Ltd.	15,910	1
	Sundaram Finance Holdings Ltd.	380	—
*,§	Amtek Auto Ltd.	7,896	—
			200,902
Indonesia (0.3%)
	Bank Central Asia Tbk PT	3,972,028	8,035
	Bank Rakyat Indonesia Persero Tbk PT	19,276,590	5,343
	Telekomunikasi Indonesia Persero Tbk PT	17,470,040	4,875
	Astra International Tbk PT	7,397,830	4,488
	Bank Mandiri Persero Tbk PT	6,335,432	3,395
	Bank Negara Indonesia Persero Tbk PT	2,302,130	1,502
	Charoen Pokphand Indonesia Tbk PT	2,615,900	1,387
	Unilever Indonesia Tbk PT	361,600	1,294
	Indah Kiat Pulp & Paper Corp. Tbk PT	967,600	906
	Gudang Garam Tbk PT	147,100	881
	United Tractors Tbk PT	476,660	879
	Semen Indonesia Persero Tbk PT	949,500	863
	Indofood Sukses Makmur Tbk PT	1,490,900	829
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	823
	Kalbe Farma Tbk PT	5,850,700	671
	Bank Danamon Indonesia Tbk PT	1,018,900	664
	Perusahaan Gas Negara Persero Tbk	3,567,300	659
	Ciputra Development Tbk PT	7,968,630	557
	Indocement Tunggal Prakarsa Tbk PT	396,900	547
	Indofood CBP Sukses Makmur Tbk PT	699,300	540
*	Pabrik Kertas Tjiwi Kimia Tbk PT	500,000	484
	Summarecon Agung Tbk PT	6,228,900	462
	Matahari Department Store Tbk PT	887,600	446
	Timah Tbk PT	4,531,700	418
	Adaro Energy Tbk PT	3,993,500	399
	Bukit Asam Tbk PT	1,246,200	386
	Pakuwon Jati Tbk PT	7,083,400	330
	Ace Hardware Indonesia Tbk PT	2,595,300	316
*	Alam Sutera Realty Tbk PT	10,182,300	260
*	Vale Indonesia Tbk PT	924,200	256
	Barito Pacific Tbk PT	1,316,300	247
	Surya Citra Media Tbk PT	1,789,200	242
	Jasa Marga Persero Tbk PT	677,017	240
	Tower Bersama Infrastructure Tbk PT	667,600	235
	Surya Semesta Internusa Tbk PT	6,224,800	217
	Bank Tabungan Negara Persero Tbk PT	1,034,500	204
*	Bumi Serpong Damai Tbk PT	1,980,200	189

	Waskita Karya Persero Tbk PT	1,299,774	185
*	Medco Energi Internasional Tbk PT	2,538,166	184
*	Kresna Graha Investama Tbk PT	4,091,300	182
	Indo Tambangraya Megah Tbk PT	108,800	178
	Aneka Tambang Tbk	2,541,300	176
	Mitra Adiperkasa Tbk PT	2,405,000	173
*	Trada Alam Minera Tbk PT	10,114,628	154
*	Panin Financial Tbk PT	6,954,600	152
*	Agung Podomoro Land Tbk PT	11,098,100	151
*	XL Axiata Tbk PT	890,300	138
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	136
	AKR Corporindo Tbk PT	359,800	136
	Ramayana Lestari Sentosa Tbk PT	1,190,900	134
*	Sentul City Tbk PT	12,501,167	111
	Lippo Karawaci Tbk PT	5,076,000	102
	PP Persero Tbk PT	528,300	89
	Salim Ivomas Pratama Tbk PT	2,362,900	86
	Wijaya Karya Persero Tbk PT	623,745	85
	Astra Agro Lestari Tbk PT	82,055	82
	Link Net Tbk PT	246,700	77
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	76
	Media Nusantara Citra Tbk PT	1,051,100	64
	Semen Baturaja Persero TBK PT	358,900	42
	Adhi Karya Persero Tbk PT	348,200	41
	Global Mediacom Tbk PT	1,211,000	32
*	Intiland Development Tbk PT	1,328,600	31
*	Eagle High Plantations Tbk PT	2,054,500	29
*	Krakatau Steel Persero Tbk PT	810,647	29
*	Kawasan Industri Jababeka Tbk PT	1,050,789	20
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	19
*,§	Berlian Laju Tanker Tbk PT	968,000	14
*	Siloam International Hospitals Tbk PT	43,483	10
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	256,166	7
*	Lippo Cikarang Tbk PT	35,500	6
*	Matahari Putra Prima Tbk PT	266,800	3
			47,603
Ireland (0.1%)
	Kerry Group plc Class A	61,504	6,280
*	ICON plc	18,200	2,546
	Kingspan Group plc	51,063	2,088
	Bank of Ireland Group plc	294,798	1,769
	Glanbia plc	67,035	1,281
	AIB Group plc	247,840	1,109
	Origin Enterprises plc	79,528	521
	Green REIT plc	271,894	450
	C&C Group plc	116,065	439
	Hibernia REIT plc	269,351	405
*	Cairn Homes plc	258,809	385
	Dalata Hotel Group plc	55,774	365
	Irish Continental Group plc	49,543	269
*	Prothena Corp. plc	11,900	140
*	Permanent TSB Group Holdings plc	26,375	50
*,§	Irish Bank Resolution Corp. Ltd.	14,385	—
			18,097
Israel (0.2%)
*	Teva Pharmaceutical Industries Ltd.	335,645	6,676

	Bank Leumi Le-Israel BM	492,324	3,255
	Bank Hapoalim BM	354,410	2,402
*	Nice Ltd.	19,324	2,130
*	Mellanox Technologies Ltd.	15,239	1,424
	Israel Discount Bank Ltd. Class A	362,843	1,283
	Israel Chemicals Ltd.	213,262	1,238
	Elbit Systems Ltd.	7,405	917
	Mizrahi Tefahot Bank Ltd.	44,872	835
	Azrieli Group Ltd.	11,224	598
	Bezeq The Israeli Telecommunication Corp. Ltd.	688,384	552
*	Tower Semiconductor Ltd.	31,261	467
	Paz Oil Co. Ltd.	2,736	409
	Israel Corp. Ltd.	1,412	407
	First International Bank Of Israel Ltd.	14,322	339
	Delek Group Ltd.	1,804	315
	Alony Hetz Properties & Investments Ltd.	26,745	283
	Strauss Group Ltd.	11,068	269
*	Nova Measuring Instruments Ltd.	10,507	261
	Harel Insurance Investments & Financial Services Ltd.	36,575	255
*	Oil Refineries Ltd.	498,717	243
	Melisron Ltd.	4,981	229
*	Airport City Ltd.	16,888	223
	Reit 1 Ltd.	52,803	218
*	Clal Insurance Enterprises Holdings Ltd.	14,817	218
	Phoenix Holdings Ltd.	38,113	214
	Amot Investments Ltd.	39,544	209
	Sella Capital Real Estate Ltd.	117,031	201
	Gazit-Globe Ltd.	23,638	193
	Shufersal Ltd.	23,960	169
	Jerusalem Oil Exploration	2,482	156
*	Jerusalem Economy Ltd.	55,259	153
	Shapir Engineering and Industry Ltd.	42,926	151
	IDI Insurance Co. Ltd.	2,463	136
*	Africa Israel Properties Ltd.	5,266	133
	Electra Ltd.	555	131
*	Shikun & Binui Ltd.	70,237	128
	Menora Mivtachim Holdings Ltd.	10,111	123
*	Cellcom Israel Ltd. (Registered)	21,946	116
*	Partner Communications Co. Ltd.	25,426	115
	Migdal Insurance & Financial Holding Ltd.	122,731	113
	Bayside Land Corp.	210	101
	Matrix IT Ltd.	8,201	99
	Big Shopping Centers Ltd.	1,527	95
*	Allot Ltd.	13,351	93
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	91
	Kenon Holdings Ltd.	5,004	91
	Delta Galil Industries Ltd.	3,081	89
*	Brack Capital Properties NV	889	88
	Hilan Ltd.	3,172	79
*	Evogene Ltd.	34,824	79
	Naphtha Israel Petroleum Corp. Ltd.	11,590	79
*	Gilat Satellite Networks Ltd.	7,449	71
	AudioCodes Ltd.	3,938	56
*	Kamada Ltd.	9,329	49
	Delek Automotive Systems Ltd.	9,988	45
	Norstar Holdings Inc.	3,315	43
	Formula Systems 1985 Ltd.	1,047	42

	Property & Building Corp. Ltd.	357	30
*	B Communications Ltd.	3,139	14
			29,221
Italy (0.8%)
	Enel SPA	2,593,880	15,677
	Eni SPA	838,031	14,210
	Intesa Sanpaolo SPA (Registered)	5,602,198	12,819
	UniCredit SPA	877,217	10,141
	Assicurazioni Generali SPA	452,451	7,921
*	Fiat Chrysler Automobiles NV	423,192	7,242
	Ferrari NV	49,734	6,193
	Atlantia SPA	203,269	4,811
	Snam SPA	871,618	4,162
	CNH Industrial NV	372,006	3,656
	Terna Rete Elettrica Nazionale SPA	450,969	2,779
	Moncler SPA	58,845	2,215
	EXOR NV	34,092	2,180
*	Telecom Italia SPA (Registered)	3,601,212	2,004
	Prysmian SPA	92,184	1,980
	Mediobanca Banca di Credito Finanziario SPA	192,006	1,673
	Davide Campari-Milano SPA	185,958	1,671
	FinecoBank Banca Fineco SPA	120,399	1,309
2	Poste Italiane SPA	145,369	1,252
	Leonardo SPA	123,996	1,202
	Recordati SPA	30,144	1,092
	Telecom Italia SPA (Bearer)	2,129,515	1,042
	Tenaris SA	79,147	994
	Italgas SPA	158,081	957
	A2A SPA	521,098	951
	Hera SPA	275,348	931
*	Banco BPM SPA	476,189	924
*,2	Pirelli & C SPA	134,382	878
	Unione di Banche Italiane SPA	322,110	827
	Interpump Group SPA	25,512	822
*	Saipem SPA	169,234	805
	Amplifon SPA	42,375	759
	Unipol Gruppo SPA	156,783	718
	DiaSorin SPA	7,245	664
	UnipolSai Assicurazioni SPA	258,558	645
2	Infrastrutture Wireless Italiane SPA	80,633	642
	Societa Cattolica di Assicurazioni SC	67,865	626
	Cerved Group SPA	66,811	588
*	LivaNova pcl	6,190	572
	Brembo SPA	47,018	537
	De’ Longhi SPA	21,041	525
	Iren SPA	205,235	503
	ACEA SPA	32,721	500
	Banca Mediolanum SPA	77,034	470
	BPER Banca	138,170	468
	Azimut Holding SPA	36,326	461
2	Enav SPA	86,759	444
	Banca Popolare di Sondrio SCPA	156,731	418
	Banca Generali SPA	17,718	418
	IMA Industria Macchine Automatiche SPA	5,943	394
	Salvatore Ferragamo SPA	19,235	386
	ERG SPA	19,633	385
	Saras SPA	179,414	382

	Reply SPA	6,441	357
	Brunello Cucinelli SPA	9,797	354
2	Technogym SPA	30,252	351
	Buzzi Unicem SPA	18,356	351
2	Anima Holding SPA	85,088	350
2	Banca Farmafactoring SPA	59,532	349
*,^	Mediaset SPA	104,006	342
	Societa Iniziative Autostradali e Servizi SPA	21,961	338
	Autogrill SPA	36,501	328
	Cairo Communication SPA	70,772	308
	ASTM SPA	10,810	259
	MARR SPA	10,281	246
	Datalogic SPA	8,753	237
	Parmalat SPA	68,626	224
	Tamburi Investment Partners SPA	31,859	223
	Cofide SPA	391,610	222
^	Tod’s SPA	4,506	210
*,^	Juventus Football Club SPA	113,088	187
	Danieli & C Officine Meccaniche SPA Savings Shares	11,415	185
	CIR-Compagnie Industriali Riunite SPA	159,391	185
	Maire Tecnimont SPA	45,145	181
2	RAI Way SPA	33,424	170
*	Rizzoli Corriere Della Sera Mediagroup SPA	99,731	166
	Buzzi Unicem SPA Savings Shares	13,277	162
2	doBank SPA	11,175	153
	Fincantieri SPA	123,712	143
	Zignago Vetro SPA	13,478	141
*	Arnoldo Mondadori Editore SPA	70,509	136
	Piaggio & C SPA	59,240	136
*,2	Carel Industries SPA	12,368	134
	Credito Emiliano SPA	23,562	134
	Immobiliare Grande Distribuzione SIIQ SPA	18,415	130
	Banca IFIS SPA	6,213	120
	Danieli & C Officine Meccaniche SPA	5,775	119
	Italmobiliare SPA	4,572	102
*,^	Banca Monte dei Paschi di Siena SPA	71,774	102
*,^,2	OVS SPA	63,114	96
	Biesse SPA	4,125	96
*,^	Safilo Group SPA	101,179	93
^	Salini Impregilo SPA	41,504	91
2	Gima TT SPA	11,085	89
	DeA Capital SPA	57,909	89
	Cementir Holding SPA	10,694	73
	Geox SPA	10,796	16
			135,303
Japan (8.0%)
	Toyota Motor Corp.	872,394	53,696
	SoftBank Group Corp.	306,966	24,178
	Mitsubishi UFJ Financial Group Inc.	4,384,760	23,519
	Sony Corp.	457,500	22,924
	Takeda Pharmaceutical Co. Ltd.	545,779	22,035
	Honda Motor Co. Ltd.	612,141	18,378
	Sumitomo Mitsui Financial Group Inc.	462,448	17,204
	Keyence Corp.	31,566	16,244
	KDDI Corp.	632,400	15,800
	Central Japan Railway Co.	67,275	14,540
	Mitsubishi Corp.	471,400	13,816

	Mizuho Financial Group Inc.	8,231,107	13,510
	East Japan Railway Co.	141,051	13,068
	Kao Corp.	182,248	12,885
	Shin-Etsu Chemical Co. Ltd.	152,484	12,857
	Seven & i Holdings Co. Ltd.	290,700	12,658
	FANUC Corp.	70,941	12,066
	Tokio Marine Holdings Inc.	239,934	11,749
	Recruit Holdings Co. Ltd.	434,410	11,660
	Nintendo Co. Ltd.	37,586	11,399
	Astellas Pharma Inc.	756,500	11,225
	Mitsui & Co. Ltd.	682,000	11,142
	Canon Inc.	382,000	10,986
	Daikin Industries Ltd.	101,479	10,984
	Hitachi Ltd.	348,838	10,974
	Japan Tobacco Inc.	432,282	10,944
	Nidec Corp.	89,330	10,743
	Murata Manufacturing Co. Ltd.	70,707	10,621
	NTT DOCOMO Inc.	433,348	10,412
	ITOCHU Corp.	544,636	9,991
	Mitsubishi Electric Corp.	793,148	9,980
	Nippon Telegraph & Telephone Corp.	230,400	9,904
	Komatsu Ltd.	355,180	9,353
	Mitsui Fudosan Co. Ltd.	370,600	9,004
	Shiseido Co. Ltd.	148,800	8,852
	Tokyo Electron Ltd.	60,100	8,776
	Mitsubishi Estate Co. Ltd.	495,091	8,769
	Daiichi Sankyo Co. Ltd.	250,700	8,696
	Panasonic Corp.	886,491	8,681
	Bridgestone Corp.	223,012	8,584
	Daiwa House Industry Co. Ltd.	257,500	8,348
	Suzuki Motor Corp.	158,181	8,260
	Fast Retailing Co. Ltd.	17,800	8,169
	Sumitomo Corp.	524,900	8,127
	Hoya Corp.	139,900	8,119
	ORIX Corp.	526,160	7,936
	Denso Corp.	168,300	7,741
	Sumitomo Realty & Development Co. Ltd.	202,546	7,735
	Kirin Holdings Co. Ltd.	321,200	7,668
	Eisai Co. Ltd.	96,900	7,524
	Oriental Land Co. Ltd.	72,600	7,444
	Toshiba Corp.	228,500	7,236
	Kubota Corp.	455,000	7,214
	Otsuka Holdings Co. Ltd.	175,200	7,186
	Terumo Corp.	125,200	7,148
	Shionogi & Co. Ltd.	115,600	7,130
*	Softbank Corp.	575,961	7,101
	Secom Co. Ltd.	84,111	7,042
	Asahi Group Holdings Ltd.	165,800	6,945
	Dai-ichi Life Holdings Inc.	425,400	6,907
	Kyocera Corp.	122,500	6,900
	FUJIFILM Holdings Corp.	160,100	6,879
	JXTG Holdings Inc.	1,245,007	6,800
	Sumitomo Mitsui Trust Holdings Inc.	179,246	6,790
	Nippon Steel & Sumitomo Metal Corp.	360,858	6,682
	West Japan Railway Co.	90,500	6,610
	SMC Corp.	20,000	6,601
	Aeon Co. Ltd.	300,100	6,108

	Subaru Corp.	257,100	6,037
	Marubeni Corp.	769,628	5,999
	Nissan Motor Co. Ltd.	688,501	5,880
	Fujitsu Ltd.	86,241	5,788
	MS&AD Insurance Group Holdings Inc.	194,952	5,771
	Asahi Kasei Corp.	515,100	5,652
	Sompo Holdings Inc.	149,175	5,625
	Chugai Pharmaceutical Co. Ltd.	94,300	5,568
	Nomura Holdings Inc.	1,393,500	5,441
	Resona Holdings Inc.	1,046,306	5,287
	Japan Post Holdings Co. Ltd.	421,015	5,176
	Unicharm Corp.	164,000	5,075
	Shimano Inc.	36,100	5,065
	Tokyo Gas Co. Ltd.	174,700	4,594
	Toray Industries Inc.	610,900	4,527
	Chubu Electric Power Co. Inc.	261,870	4,145
	Sumitomo Electric Industries Ltd.	288,600	4,112
	Kansai Electric Power Co. Inc.	262,000	3,988
	Olympus Corp.	97,200	3,987
	Mitsubishi Heavy Industries Ltd.	100,887	3,901
	MEIJI Holdings Co. Ltd.	48,734	3,768
	Sysmex Corp.	66,734	3,720
	Ono Pharmaceutical Co. Ltd.	162,800	3,557
	Dentsu Inc.	74,649	3,541
	TDK Corp.	43,200	3,419
	Daito Trust Construction Co. Ltd.	24,552	3,410
	Mitsubishi Chemical Holdings Corp.	395,984	3,403
	Taisei Corp.	71,899	3,385
	Kikkoman Corp.	62,450	3,322
	Nitori Holdings Co. Ltd.	25,300	3,295
*	Tokyo Electric Power Co. Holdings Inc.	528,900	3,255
	Yamato Holdings Co. Ltd.	120,900	3,221
	Makita Corp.	89,700	3,178
	Nitto Denko Corp.	52,300	2,958
	Japan Exchange Group Inc.	167,000	2,941
	Bandai Namco Holdings Inc.	65,700	2,902
	JFE Holdings Inc.	164,600	2,901
	Inpex Corp.	293,400	2,820
	Tokyu Corp.	161,400	2,762
	Kyushu Railway Co.	80,124	2,736
	Hankyu Hanshin Holdings Inc.	75,900	2,709
	Ajinomoto Co. Inc.	155,800	2,698
	Sekisui House Ltd.	177,900	2,659
	Yakult Honsha Co. Ltd.	39,319	2,624
	NEC Corp.	77,700	2,611
	Omron Corp.	62,000	2,546
	Daiwa Securities Group Inc.	506,000	2,524
	Nissan Chemical Corp.	47,400	2,520
	MINEBEA MITSUMI Inc.	152,584	2,510
	FamilyMart UNY Holdings Co. Ltd.	21,271	2,492
	Ricoh Co. Ltd.	232,800	2,480
	Kintetsu Group Holdings Co. Ltd.	56,700	2,475
	Toyota Industries Corp.	49,700	2,462
	Yamaha Corp.	55,900	2,446
	Don Quijote Holdings Co. Ltd.	41,600	2,419
	Sumitomo Chemical Co. Ltd.	463,492	2,418
	Osaka Gas Co. Ltd.	121,700	2,409

Yaskawa Electric Corp.	85,063	2,408
Isuzu Motors Ltd.	158,620	2,360
NTT Data Corp.	195,900	2,335
Odakyu Electric Railway Co. Ltd.	100,900	2,267
Koito Manufacturing Co. Ltd.	36,900	2,222
Sumitomo Metal Mining Co. Ltd.	76,600	2,215
Keio Corp.	38,100	2,189
Toyota Tsusho Corp.	68,400	2,176
Nexon Co. Ltd.	142,724	2,171
T&D Holdings Inc.	173,700	2,156
Aisin Seiki Co. Ltd.	53,100	2,099
Dai Nippon Printing Co. Ltd.	90,200	2,088
Yahoo Japan Corp.	766,700	2,072
MISUMI Group Inc.	90,400	2,069
Rohm Co. Ltd.	28,700	2,026
Kajima Corp.	141,500	2,013
Tohoku Electric Power Co. Inc.	146,500	1,986
AGC Inc.	58,500	1,983
Obayashi Corp.	206,600	1,966
Obic Co. Ltd.	20,600	1,952
Mazda Motor Corp.	175,300	1,940
Yamaha Motor Co. Ltd.	90,200	1,933
Shimadzu Corp.	83,700	1,925
Nikon Corp.	111,700	1,910
Trend Micro Inc.	35,600	1,894
M3 Inc.	128,838	1,865
Rakuten Inc.	242,900	1,834
Tobu Railway Co. Ltd.	64,900	1,833
Nippon Paint Holdings Co. Ltd.	53,000	1,779
Kyushu Electric Power Co. Inc.	142,400	1,765
Ryohin Keikaku Co. Ltd.	7,307	1,742
Suntory Beverage & Food Ltd.	39,000	1,727
Sekisui Chemical Co. Ltd.	110,700	1,718
TOTO Ltd.	44,200	1,716
Idemitsu Kosan Co. Ltd.	48,000	1,694
SG Holdings Co. Ltd.	62,600	1,680
Kuraray Co. Ltd.	108,100	1,662
Oji Holdings Corp.	283,800	1,643
Lion Corp.	77,500	1,615
Coca-Cola Bottlers Japan Holdings Inc.	51,675	1,596
Nisshin Seifun Group Inc.	78,720	1,589
Nagoya Railroad Co. Ltd.	59,500	1,575
SBI Holdings Inc.	73,340	1,567
Daifuku Co. Ltd.	31,100	1,563
Concordia Financial Group Ltd.	378,579	1,562
Santen Pharmaceutical Co. Ltd.	112,800	1,560
Showa Denko KK	46,000	1,545
Kose Corp.	10,500	1,541
Japan Post Bank Co. Ltd.	130,335	1,517
Shimizu Corp.	176,600	1,503
Kyowa Hakko Kirin Co. Ltd.	77,800	1,492
Alfresa Holdings Corp.	54,100	1,491
Sojitz Corp.	384,548	1,478
Mitsui Chemicals Inc.	56,700	1,423
Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,422
Hamamatsu Photonics KK	39,700	1,421
Nippon Express Co. Ltd.	22,400	1,417

	Konica Minolta Inc.	140,200	1,412
	Yokogawa Electric Corp.	75,600	1,408
	Alps Alpine Co. Ltd.	66,368	1,399
	NSK Ltd.	142,600	1,391
	Sumitomo Dainippon Pharma Co. Ltd.	58,500	1,377
	Asahi Intecc Co. Ltd.	31,400	1,367
	NGK Spark Plug Co. Ltd.	63,100	1,360
	Keisei Electric Railway Co. Ltd.	42,700	1,354
	Konami Holdings Corp.	29,400	1,350
	Advantest Corp.	58,889	1,348
	Nissin Foods Holdings Co. Ltd.	21,100	1,343
	Shizuoka Bank Ltd.	159,000	1,330
	Marui Group Co. Ltd.	65,200	1,324
	Stanley Electric Co. Ltd.	45,500	1,322
	Japan Airlines Co. Ltd.	36,100	1,314
	Hoshizaki Corp.	18,482	1,312
	Toppan Printing Co. Ltd.	80,000	1,311
	Keikyu Corp.	76,900	1,310
	Pigeon Corp.	33,400	1,310
	Seiko Epson Corp.	84,100	1,309
	Suzuken Co. Ltd.	24,860	1,305
*	PeptiDream Inc.	30,500	1,303
	Nomura Research Institute Ltd.	31,623	1,294
	Mitsubishi Motors Corp.	207,500	1,289
	CyberAgent Inc.	39,654	1,284
	Electric Power Development Co. Ltd.	51,300	1,283
	NGK Insulators Ltd.	83,400	1,283
	LIXIL Group Corp.	86,900	1,280
	Taiheiyo Cement Corp.	37,100	1,274
	Keihan Holdings Co. Ltd.	30,800	1,270
	Toho Co. Ltd.	34,800	1,269
*	Renesas Electronics Corp.	219,207	1,264
	IHI Corp.	39,900	1,264
	Disco Corp.	8,500	1,262
	ANA Holdings Inc.	34,200	1,261
	NH Foods Ltd.	31,500	1,246
	Toho Gas Co. Ltd.	29,000	1,246
	Tosoh Corp.	87,090	1,237
	Chugoku Electric Power Co. Inc.	89,800	1,229
	Brother Industries Ltd.	72,500	1,224
	Chiba Bank Ltd.	199,000	1,211
	Fuji Electric Co. Ltd.	39,078	1,208
	Kobayashi Pharmaceutical Co. Ltd.	18,800	1,195
	Hisamitsu Pharmaceutical Co. Inc.	23,300	1,193
	Yamada Denki Co. Ltd.	238,672	1,175
	Sumitomo Heavy Industries Ltd.	34,600	1,174
	Hulic Co. Ltd.	125,500	1,158
	Seibu Holdings Inc.	66,388	1,153
	Isetan Mitsukoshi Holdings Ltd.	111,800	1,151
	USS Co. Ltd.	65,300	1,143
	Mitsubishi Materials Corp.	39,834	1,140
	Kawasaki Heavy Industries Ltd.	45,100	1,136
	TIS Inc.	25,000	1,125
	Hakuhodo DY Holdings Inc.	73,000	1,123
	ZOZO Inc.	55,300	1,119
	Sony Financial Holdings Inc.	58,400	1,111
	Hirose Electric Co. Ltd.	10,321	1,109

	Aozora Bank Ltd.	35,890	1,105
	MediPal Holdings Corp.	47,700	1,101
	Hikari Tsushin Inc.	6,800	1,090
	Toyo Seikan Group Holdings Ltd.	48,400	1,089
	Mitsubishi Tanabe Pharma Corp.	67,900	1,064
	Nippon Shinyaku Co. Ltd.	16,700	1,061
	Kansai Paint Co. Ltd.	59,600	1,046
	Tsuruha Holdings Inc.	11,200	1,037
	Teijin Ltd.	59,900	1,035
	JGC Corp.	66,900	1,026
	Otsuka Corp.	31,400	1,016
	Tokyu Fudosan Holdings Corp.	185,086	1,008
	Amada Holdings Co. Ltd.	100,100	1,007
	SUMCO Corp.	71,726	999
	Fukuoka Financial Group Inc.	45,000	994
	Toyo Suisan Kaisha Ltd.	27,300	983
	Bank of Kyoto Ltd.	23,100	982
	JSR Corp.	60,600	980
	Nihon M&A Center Inc.	39,000	978
	Skylark Holdings Co. Ltd.	58,351	972
	Haseko Corp.	86,700	962
	Daicel Corp.	91,200	957
	Denka Co. Ltd.	29,500	949
	Nabtesco Corp.	35,700	945
	Mitsubishi Gas Chemical Co. Inc.	59,200	936
	Nankai Electric Railway Co. Ltd.	34,500	924
	Persol Holdings Co. Ltd.	51,700	921
	Sohgo Security Services Co. Ltd.	21,000	917
	JTEKT Corp.	70,300	913
	Ebara Corp.	32,800	905
	Azbil Corp.	43,000	904
	COMSYS Holdings Corp.	34,498	901
	Mitsui OSK Lines Ltd.	35,939	898
	Casio Computer Co. Ltd.	67,400	896
	Nippon Yusen KK	53,100	889
	Lawson Inc.	14,400	888
	J Front Retailing Co. Ltd.	77,300	886
	Mebuki Financial Group Inc.	315,550	885
	Nichirei Corp.	32,500	881
	Showa Shell Sekiyu KK	58,800	876
	Rohto Pharmaceutical Co. Ltd.	32,400	874
	Kurita Water Industries Ltd.	34,200	869
^	Tokai Carbon Co. Ltd.	62,800	862
	Relo Group Inc.	31,853	841
	THK Co. Ltd.	35,000	836
	House Foods Group Inc.	24,000	836
	Hitachi Construction Machinery Co. Ltd.	32,500	825
	Sega Sammy Holdings Inc.	58,500	824
	Ito En Ltd.	18,300	816
	Park24 Co. Ltd.	34,200	816
	Miura Co. Ltd.	32,700	816
	DIC Corp.	25,200	808
	Asics Corp.	55,000	796
	MonotaRO Co. Ltd.	37,280	796
	Square Enix Holdings Co. Ltd.	23,900	793
	Iida Group Holdings Co. Ltd.	43,497	792
	Sumitomo Rubber Industries Ltd.	56,372	784

Okasan Securities Group Inc.	178,200	783
Air Water Inc.	46,800	781
Kewpie Corp.	34,300	780
Hino Motors Ltd.	77,300	776
Yamazaki Baking Co. Ltd.	39,500	776
Tokyo Tatemono Co. Ltd.	63,500	772
Anritsu Corp.	42,800	763
Kobe Steel Ltd.	94,800	762
Ezaki Glico Co. Ltd.	15,100	754
Kyowa Exeo Corp.	30,500	750
Calbee Inc.	22,900	737
Sotetsu Holdings Inc.	24,500	734
Yamaguchi Financial Group Inc.	72,000	732
Matsumotokiyoshi Holdings Co. Ltd.	23,600	729
Shinsei Bank Ltd.	53,800	728
Taiyo Yuden Co. Ltd.	41,000	722
Rinnai Corp.	10,900	722
Oracle Corp. Japan	9,900	721
NOF Corp.	21,800	719
Nippon Electric Glass Co. Ltd.	25,800	718
Kakaku.com Inc.	40,768	716
Sanwa Holdings Corp.	61,700	709
AEON Financial Service Co. Ltd.	36,500	708
Sankyu Inc.	14,500	707
Nomura Real Estate Holdings Inc.	36,200	703
Ube Industries Ltd.	30,900	699
Kamigumi Co. Ltd.	31,500	697
Nippon Densetsu Kogyo Co. Ltd.	31,800	697
Mitsubishi UFJ Lease & Finance Co. Ltd.	135,800	695
Tokyo Century Corp.	14,820	694
Nihon Kohden Corp.	22,000	693
Hitachi Metals Ltd.	61,200	688
Kaneka Corp.	17,600	688
Taiyo Nippon Sanso Corp.	43,300	686
Pola Orbis Holdings Inc.	22,900	685
Hitachi High-Technologies Corp.	18,900	683
Credit Saison Co. Ltd.	50,900	671
Capcom Co. Ltd.	31,000	667
Shimamura Co. Ltd.	7,700	667
Yokohama Rubber Co. Ltd.	31,300	664
Nippon Kayaku Co. Ltd.	52,000	655
Kagome Co. Ltd.	24,500	654
Seino Holdings Co. Ltd.	46,600	644
Maezawa Kasei Industries Co. Ltd.	69,100	644
Hachijuni Bank Ltd.	144,700	641
Zensho Holdings Co. Ltd.	27,700	640
Sundrug Co. Ltd.	19,900	637
GMO Payment Gateway Inc.	12,206	632
Takara Holdings Inc.	55,100	631
Nippon Shokubai Co. Ltd.	9,500	630
Ain Holdings Inc.	8,600	630
Kinden Corp.	38,000	624
Maruichi Steel Tube Ltd.	19,400	623
Sawai Pharmaceutical Co. Ltd.	12,000	618
Takashimaya Co. Ltd.	45,500	618
Sankyo Co. Ltd.	15,900	616
Nifco Inc.	25,202	613

	Nishi-Nippon Railroad Co. Ltd.	23,800	608
	Aeon Mall Co. Ltd.	36,272	603
	Izumi Co. Ltd.	11,900	600
	Furukawa Electric Co. Ltd.	20,000	600
	K’s Holdings Corp.	59,968	597
	Rengo Co. Ltd.	67,800	594
	Tsumura & Co.	20,300	592
	Seven Bank Ltd.	195,300	582
	Goldwin Inc.	5,900	581
	Ibiden Co. Ltd.	39,700	579
*,^	LINE Corp.	15,994	576
	Itochu Techno-Solutions Corp.	27,600	576
	Aica Kogyo Co. Ltd.	16,300	573
	Nippon Suisan Kaisha Ltd.	92,600	572
	Daiichikosho Co. Ltd.	12,100	572
	NET One Systems Co. Ltd.	26,800	562
	Takara Bio Inc.	24,700	560
	Shikoku Electric Power Co. Inc.	44,200	560
	Horiba Ltd.	11,300	556
	DeNA Co. Ltd.	31,400	556
	Sumitomo Forestry Co. Ltd.	42,400	553
	TechnoPro Holdings Inc.	10,500	552
	Mabuchi Motor Co. Ltd.	15,500	544
	Nippon Paper Industries Co. Ltd.	27,700	543
	Mitsubishi Logistics Corp.	21,200	543
	Welcia Holdings Co. Ltd.	14,200	539
	Benesse Holdings Inc.	20,600	538
	SHO-BOND Holdings Co. Ltd.	7,600	537
	Japan Airport Terminal Co. Ltd.	14,000	536
	Penta-Ocean Construction Co. Ltd.	91,000	534
	Gunma Bank Ltd.	121,200	534
	Zenkoku Hosho Co. Ltd.	14,900	522
	Bic Camera Inc.	44,000	517
	Daido Steel Co. Ltd.	12,300	514
	NOK Corp.	31,800	514
	Hiroshima Bank Ltd.	88,500	512
	Fuso Pharmaceutical Industries Ltd.	22,100	510
	Toyoda Gosei Co. Ltd.	23,200	508
	SCSK Corp.	12,500	506
	Kyushu Financial Group Inc.	123,470	503
	Nippon Seiki Co. Ltd.	27,100	503
	SCREEN Holdings Co. Ltd.	11,700	501
	GS Yuasa Corp.	24,000	501
	Ship Healthcare Holdings Inc.	13,200	499
	Cosmos Pharmaceutical Corp.	2,600	498
	Totetsu Kogyo Co. Ltd.	18,400	496
^	Cosmo Energy Holdings Co. Ltd.	21,800	494
	Kaken Pharmaceutical Co. Ltd.	10,400	491
	Morinaga & Co. Ltd.	11,900	489
	Seikagaku Corp.	42,700	485
	TS Tech Co. Ltd.	16,100	484
	Fancl Corp.	22,400	484
	Sharp Corp.	45,129	480
	Chugoku Bank Ltd.	51,900	477
	Nipro Corp.	35,400	475
	Okumura Corp.	15,000	474
	Sugi Holdings Co. Ltd.	11,400	473

	Hitachi Chemical Co. Ltd.	28,600	472
	Tokuyama Corp.	20,000	467
	Maeda Corp.	47,200	466
	PALTAC Corp.	9,600	463
	Shimachu Co. Ltd.	16,100	461
	Japan Post Insurance Co. Ltd.	20,080	458
	Iwatani Corp.	13,400	458
	Ulvac Inc.	13,800	455
	Toda Corp.	71,000	454
	ADEKA Corp.	28,500	450
	Rhythm Watch Co. Ltd.	28,700	449
	Nagaileben Co. Ltd.	22,400	449
	ABC-Mart Inc.	7,700	442
	Nippon Gas Co. Ltd.	12,000	441
*	Hokuriku Electric Power Co.	50,100	441
	Sumitomo Osaka Cement Co. Ltd.	9,900	439
	Wacoal Holdings Corp.	16,000	434
	NTN Corp.	132,000	434
	Zeon Corp.	42,000	432
	Nagase & Co. Ltd.	29,500	432
	OKUMA Corp.	8,300	429
	Fukuyama Transporting Co. Ltd.	10,600	426
	OSG Corp.	20,800	426
	DMG Mori Co. Ltd.	31,100	423
	Nihon Unisys Ltd.	17,700	423
	Hazama Ando Corp.	63,800	423
*	Kansai Mirai Financial Group Inc.	56,538	420
	Sumitomo Precision Products Co. Ltd.	15,600	419
	Kumagai Gumi Co. Ltd.	13,300	417
	Fuji Oil Holdings Inc.	13,200	416
	Citizen Watch Co. Ltd.	77,800	415
^	Sanrio Co. Ltd.	19,892	412
	Topcon Corp.	30,500	411
	Amano Corp.	19,700	411
	Dowa Holdings Co. Ltd.	12,800	410
	Tadano Ltd.	35,700	407
	Fuji Seal International Inc.	12,200	405
	Iyo Bank Ltd.	72,800	402
	Morinaga Milk Industry Co. Ltd.	13,800	401
	NHK Spring Co. Ltd.	43,100	400
	Nishi-Nippon Financial Holdings Inc.	44,000	397
	Sangetsu Corp.	21,700	396
	Tsubakimoto Chain Co.	10,700	396
	Sapporo Holdings Ltd.	17,300	395
	Toyo Tire Corp.	28,000	394
	Open House Co. Ltd.	9,400	394
	Sumitomo Mitsui Construction Co. Ltd.	61,520	393
	Taisei Lamick Co. Ltd.	15,200	390
	Toagosei Co. Ltd.	33,500	390
	Hokuhoku Financial Group Inc.	34,000	390
	Kyudenko Corp.	10,800	388
	Kenedix Inc.	73,400	386
	H2O Retailing Corp.	27,300	384
	Hokkaido Electric Power Co. Inc.	54,800	380
	Shima Seiki Manufacturing Ltd.	11,600	379
	Colowide Co. Ltd.	17,400	378
	77 Bank Ltd.	21,400	377

	Pilot Corp.	7,600	371
	Acom Co. Ltd.	105,800	371
	Nikkon Holdings Co. Ltd.	14,700	370
	Mitsui Mining & Smelting Co. Ltd.	15,600	368
	Shiga Bank Ltd.	15,800	368
^	Infomart Corp.	34,400	367
	Hanwa Co. Ltd.	13,200	367
	Lasertec Corp.	11,100	366
^	Yoshinoya Holdings Co. Ltd.	23,100	366
	Glory Ltd.	14,700	365
*,^	Kawasaki Kisen Kaisha Ltd.	27,899	364
	Outsourcing Inc.	31,500	362
	Miraca Holdings Inc.	14,600	361
	Descente Ltd.	17,300	360
	NEC Capital Solutions Ltd.	24,300	360
	Mani Inc.	8,200	359
	Fuji Corp.	27,500	359
	Maruha Nichiro Corp.	10,500	358
	Tokyo Seimitsu Co. Ltd.	12,200	357
	Leopalace21 Corp.	75,300	357
	Ushio Inc.	31,300	356
	Aoyama Trading Co. Ltd.	14,200	355
	Kanematsu Corp.	29,400	354
*	Daishi Hokuetsu Financial Group Inc.	12,250	353
	FP Corp.	6,200	352
	Nisshinbo Holdings Inc.	40,100	350
	Nippon Light Metal Holdings Co. Ltd.	157,600	350
	Fujikura Ltd.	79,400	349
	Toyobo Co. Ltd.	23,400	347
	Kokuyo Co. Ltd.	23,500	343
	Matsui Securities Co. Ltd.	31,800	342
	Mirait Holdings Corp.	23,400	338
	Oki Electric Industry Co. Ltd.	25,900	335
	Shinmaywa Industries Ltd.	24,700	334
	Japan Steel Works Ltd.	18,000	333
	Kusuri no Aoki Holdings Co. Ltd.	5,000	332
	Tokyo Ohka Kogyo Co. Ltd.	11,800	332
	Nihon Parkerizing Co. Ltd.	28,000	331
	Hitachi Capital Corp.	14,500	330
	Yaoko Co. Ltd.	6,300	330
	Gun-Ei Chemical Industry Co. Ltd.	13,700	330
	Nishimatsu Construction Co. Ltd.	14,100	329
	Mochida Pharmaceutical Co. Ltd.	3,671	326
	Hitachi Transport System Ltd.	11,600	324
	Ariake Japan Co. Ltd.	5,300	322
	HIS Co. Ltd.	8,500	321
	Fuji Pharma Co. Ltd.	19,600	321
	Toho Holdings Co. Ltd.	13,100	321
	Sumitomo Bakelite Co. Ltd.	8,600	321
	Tsutsumi Jewelry Co. Ltd.	19,400	320
	Okamoto Industries Inc.	6,200	319
	Kureha Corp.	5,000	314
	Toyota Boshoku Corp.	19,100	311
	GungHo Online Entertainment Inc.	130,700	309
	Tomy Co. Ltd.	29,100	308
	Japan Transcity Corp.	78,800	308
	Japan Lifeline Co. Ltd.	20,200	307

	Daiwabo Holdings Co. Ltd.	5,700	307
	Koei Tecmo Holdings Co. Ltd.	18,240	306
	Meitec Corp.	7,000	306
	Ichigo Inc.	88,100	305
	Benefit One Inc.	9,000	305
	KH Neochem Co. Ltd.	12,900	304
	Artnature Inc.	53,700	303
	Okamura Corp.	23,400	302
	Takuma Co. Ltd.	23,800	302
	Atsugi Co. Ltd.	33,600	301
	San-In Godo Bank Ltd.	41,400	300
	Toyo Securities Co. Ltd.	189,500	298
	Nippon Sheet Glass Co. Ltd.	32,774	296
	Nissin Sugar Co. Ltd.	15,900	296
	Tsukui Corp.	40,000	296
	Exedy Corp.	11,700	295
	Megmilk Snow Brand Co. Ltd.	11,100	295
	Lintec Corp.	13,300	295
	Nomura Co. Ltd.	10,800	294
	Maeda Road Construction Co. Ltd.	15,000	292
	Internet Initiative Japan Inc.	12,300	290
	Mitsubishi Pencil Co. Ltd.	14,100	289
	ZERIA Pharmaceutical Co. Ltd.	17,400	288
	SMS Co. Ltd.	17,400	287
	Digital Garage Inc.	11,900	286
	Toyo Ink SC Holdings Co. Ltd.	12,600	286
	Topre Corp.	13,000	285
	Sakata Seed Corp.	8,600	284
	EDION Corp.	27,900	283
	Sumitomo Warehouse Co. Ltd.	22,000	283
^	Trusco Nakayama Corp.	10,700	282
	Milbon Co. Ltd.	7,000	281
	Nojima Corp.	14,200	280
	Iino Kaiun Kaisha Ltd.	78,400	278
	Tokai Rika Co. Ltd.	15,600	278
	Inaba Denki Sangyo Co. Ltd.	7,100	277
	Kandenko Co. Ltd.	29,500	277
	Heiwa Corp.	13,100	277
	Tokai Tokyo Financial Holdings Inc.	62,800	277
*	Mitsui-Soko Holdings Co. Ltd.	15,600	276
	Sushiro Global Holdings Ltd.	4,700	275
	KOMEDA Holdings Co. Ltd.	14,300	274
	Jafco Co. Ltd.	7,800	274
	Morita Holdings Corp.	16,900	274
	S Foods Inc.	7,500	272
	Japan Securities Finance Co. Ltd.	49,600	272
	Shochiku Co. Ltd.	2,700	271
	Nihon Yamamura Glass Co. Ltd.	20,000	271
	Senko Group Holdings Co. Ltd.	33,200	270
	Makino Milling Machine Co. Ltd.	6,600	270
	Kameda Seika Co. Ltd.	5,949	270
	United Arrows Ltd.	7,600	270
	Hokkaido Gas Co. Ltd.	19,800	269
	Kyoritsu Maintenance Co. Ltd.	5,872	268
	Kissei Pharmaceutical Co. Ltd.	9,848	268
	Tonami Holdings Co. Ltd.	5,100	266
	Nitta Corp.	8,100	266

	Systena Corp.	24,000	265
*	Laox Co. Ltd.	108,200	265
	Fuji Soft Inc.	6,500	265
	Autobacs Seven Co. Ltd.	15,800	265
	Tokyo Dome Corp.	31,500	264
*	Mitsui E&S Holdings Co. Ltd.	23,300	263
	Central Glass Co. Ltd.	11,900	262
	Duskin Co. Ltd.	10,900	262
	Okinawa Electric Power Co. Inc.	13,821	261
	Takihyo Co. Ltd.	16,200	261
	Tokyo Steel Manufacturing Co. Ltd.	30,900	261
	Awa Bank Ltd.	9,400	260
	JCR Pharmaceuticals Co. Ltd.	5,000	260
	Nippon Chemiphar Co. Ltd.	8,652	259
	Toei Co. Ltd.	2,100	258
	Tokyo Electron Device Ltd.	15,900	258
	Resorttrust Inc.	18,400	258
	Keihin Corp.	14,400	258
	Unipres Corp.	13,300	257
	Daiseki Co. Ltd.	10,900	257
	Maruzen Showa Unyu Co. Ltd.	10,400	256
	Toyo Denki Seizo KK	21,000	256
	Nichi-iko Pharmaceutical Co. Ltd.	16,950	256
	Musashi Seimitsu Industry Co. Ltd.	17,600	256
^	Daio Paper Corp.	19,900	256
	Tokai Corp.	9,800	255
	Fuyo General Lease Co. Ltd.	5,100	255
	Japan Petroleum Exploration Co. Ltd.	13,500	253
	As One Corp.	3,600	253
	Nichias Corp.	14,500	251
^	Suruga Bank Ltd.	58,500	251
	Takasago Thermal Engineering Co. Ltd.	15,900	251
	Daito Pharmaceutical Co. Ltd.	9,700	250
	Ogaki Kyoritsu Bank Ltd.	12,000	250
	Zenrin Co. Ltd.	9,850	250
	Daikoku Denki Co. Ltd.	18,200	248
	Eizo Corp.	6,400	248
	Nippo Corp.	13,000	248
	Fujitec Co. Ltd.	22,700	248
	TOKAI Holdings Corp.	30,800	246
	NS Solutions Corp.	9,300	245
	Shimizu Bank Ltd.	17,000	243
	Macnica Fuji Electronics Holdings Inc.	18,500	242
	cocokara fine Inc.	5,200	241
	Create Restaurants Holdings Inc.	21,500	241
	Canon Marketing Japan Inc.	12,400	240
	GMO internet Inc.	17,700	239
^	Optex Group Co. Ltd.	13,600	239
	Kitz Corp.	29,200	239
	Eiken Chemical Co. Ltd.	10,500	238
	Wellnet Corp.	26,300	238
	Iriso Electronics Co. Ltd.	5,800	238
*,^	Aiful Corp.	92,800	237
	Seiren Co. Ltd.	14,200	237
	Senshu Ikeda Holdings Inc.	86,400	237
	Sanyo Shokai Ltd.	14,600	236
	Shimojima Co. Ltd.	24,100	236

	Hogy Medical Co. Ltd.	7,000	234
	Gunze Ltd.	5,600	234
	Tsukuba Bank Ltd.	115,200	232
	Musashino Bank Ltd.	10,100	232
	Press Kogyo Co. Ltd.	42,700	232
	Aomori Bank Ltd.	9,000	232
	Hyakugo Bank Ltd.	64,000	232
	KYORIN Holdings Inc.	10,900	231
	Taiyo Holdings Co. Ltd.	7,600	231
	JINS Inc.	4,600	231
	Kiyo Bank Ltd.	16,007	230
	Keiyo Bank Ltd.	36,500	230
	Yamato Kogyo Co. Ltd.	8,800	230
	FCC Co. Ltd.	8,900	226
	Kotobuki Spirits Co. Ltd.	6,000	224
	Showa Corp.	17,300	223
	San-A Co. Ltd.	5,600	223
	Heiwado Co. Ltd.	9,600	223
	Starts Corp. Inc.	9,900	222
	Itoham Yonekyu Holdings Inc.	34,872	222
	Toho Zinc Co. Ltd.	6,700	222
	Mandom Corp.	9,400	221
	Justsystems Corp.	10,800	220
	Chiba Kogyo Bank Ltd.	68,900	220
	Asahi Holdings Inc.	10,300	220
	Nissan Shatai Co. Ltd.	24,000	219
	Kita-Nippon Bank Ltd.	11,500	219
^	Toho Co. Ltd.	11,500	218
	Atom Corp.	23,949	218
	Joyful Honda Co. Ltd.	16,388	216
	SMK Corp.	9,200	214
	Valor Holdings Co. Ltd.	8,800	214
	Nippon Television Holdings Inc.	13,600	214
	Mitsubishi Paper Mills Ltd.	40,900	213
	Kura Corp.	4,100	212
	Pressance Corp.	15,600	212
	Nisshin Oillio Group Ltd.	7,400	212
	ASKA Pharmaceutical Co. Ltd.	20,500	212
	Ryobi Ltd.	8,200	211
	Sintokogio Ltd.	24,900	211
^	Orient Corp.	178,500	210
	Taikisha Ltd.	7,900	210
	Hokuetsu Corp.	38,700	210
	Jimoto Holdings Inc.	191,500	209
	Katitas Co. Ltd.	7,300	209
	NichiiGakkan Co. Ltd.	23,500	209
	Japan Aviation Electronics Industry Ltd.	16,000	209
	Icom Inc.	10,700	208
	Hokkoku Bank Ltd.	6,900	207
	Round One Corp.	18,200	207
	Digital Arts Inc.	3,200	207
	Heiwa Real Estate Co. Ltd.	11,200	207
	DCM Holdings Co. Ltd.	20,200	206
	Nachi-Fujikoshi Corp.	5,100	205
	TPR Co. Ltd.	9,500	203
	Monex Group Inc.	57,900	202
	Nichiha Corp.	7,900	202

Showa Sangyo Co. Ltd.	7,700	202
North Pacific Bank Ltd.	75,300	202
Nippon Flour Mills Co. Ltd.	12,000	201
SKY Perfect JSAT Holdings Inc.	45,600	201
Torii Pharmaceutical Co. Ltd.	9,100	200
Shibuya Corp.	6,000	200
Sanki Engineering Co. Ltd.	19,100	199
Koshidaka Holdings Co. Ltd.	13,904	199
Japan Material Co. Ltd.	17,200	199
Onward Holdings Co. Ltd.	34,000	199
NSD Co. Ltd.	9,290	197
Fujibo Holdings Inc.	8,000	197
Paramount Bed Holdings Co. Ltd.	4,700	197
Fujitsu General Ltd.	15,300	197
Saibu Gas Co. Ltd.	8,800	197
BML Inc.	7,100	196
Pacific Industrial Co. Ltd.	13,800	195
Avex Inc.	14,500	195
Kanamoto Co. Ltd.	7,000	194
Joshin Denki Co. Ltd.	9,300	194
Arcs Co. Ltd.	8,700	194
Monogatari Corp.	2,236	194
Shikoku Chemicals Corp.	17,500	193
Nippon Soda Co. Ltd.	7,600	193
Nippon Steel & Sumikin Bussan Corp.	4,600	192
Nikkiso Co. Ltd.	20,700	192
Chuetsu Pulp & Paper Co. Ltd.	15,900	192
Fuji Kyuko Co. Ltd.	6,300	192
Daiho Corp.	6,000	192
Fukushima Industries Corp.	5,400	191
Broadleaf Co. Ltd.	37,300	191
San-Ai Oil Co. Ltd.	21,700	191
Towa Pharmaceutical Co. Ltd.	2,700	190
Paris Miki Holdings Inc.	51,500	190
Kohnan Shoji Co. Ltd.	7,500	190
Hamakyorex Co. Ltd.	5,300	190
Maruwa Unyu Kikan Co. Ltd.	5,666	189
Nishimatsuya Chain Co. Ltd.	22,900	189
Wacom Co. Ltd.	42,600	189
Maruwa Co. Ltd.	3,200	188
Fukui Bank Ltd.	12,900	188
Ichibanya Co. Ltd.	4,600	187
Kato Sangyo Co. Ltd.	6,400	187
IBJ Leasing Co. Ltd.	8,100	187
V Technology Co. Ltd.	1,300	186
Yodogawa Steel Works Ltd.	9,100	185
Idec Corp.	10,000	184
Yokogawa Bridge Holdings Corp.	10,100	184
Noevir Holdings Co. Ltd.	4,300	184
Fuji Media Holdings Inc.	12,400	183
Hitachi Zosen Corp.	55,000	183
Chugoku Marine Paints Ltd.	20,400	182
Fuji Co. Ltd./Ehime	10,700	182
Create SD Holdings Co. Ltd.	7,200	181
Shizuoka Gas Co. Ltd.	22,300	181
Tsubaki Nakashima Co. Ltd.	10,900	180
Kumiai Chemical Industry Co. Ltd.	28,963	180

	Towa Bank Ltd.	27,400	180
	Juroku Bank Ltd.	8,200	180
	Mito Securities Co. Ltd.	72,400	179
	Kanagawa Chuo Kotsu Co. Ltd.	5,300	179
	Prestige International Inc.	15,000	179
	Yuasa Trading Co. Ltd.	6,100	179
*,^	RENOVA Inc.	18,200	178
	Financial Products Group Co. Ltd.	16,200	178
	Piolax Inc.	8,700	178
	Yamazen Corp.	17,600	177
	Nippon Yakin Kogyo Co. Ltd.	75,500	177
	CAC Holdings Corp.	20,700	175
^	Modec Inc.	7,800	175
	Tsukishima Kikai Co. Ltd.	13,300	174
	Intage Holdings Inc.	21,900	174
	Toli Corp.	77,000	174
	United Super Markets Holdings Inc.	16,160	173
	Shoei Co. Ltd.	5,000	173
	Raito Kogyo Co. Ltd.	14,100	172
	Vital KSK Holdings Inc.	16,900	172
^	Aruhi Corp.	8,100	172
	Anicom Holdings Inc.	6,100	172
	EPS Holdings Inc.	11,300	172
	Ryosan Co. Ltd.	6,100	171
	Komtasu Matere Co. Ltd.	25,100	171
	Yamagata Bank Ltd.	9,400	170
	Solasto Corp.	18,000	170
	Megachips Corp.	6,500	169
	Kintetsu World Express Inc.	11,600	168
	GLOBERIDE Inc.	7,500	168
	Takeuchi Manufacturing Co. Ltd.	9,200	168
	Key Coffee Inc.	9,000	167
	Aiphone Co. Ltd.	11,300	167
*	Open Door Inc.	6,400	166
	Noritake Co. Ltd.	3,500	166
	TOMONY Holdings Inc.	44,900	166
	Hirata Corp.	2,680	166
	Hyakujushi Bank Ltd.	7,100	165
	Hiday Hidaka Corp.	8,397	165
	Axial Retailing Inc.	5,199	165
	Meidensha Corp.	12,200	165
	Sakai Moving Service Co. Ltd.	3,000	164
	Royal Holdings Co. Ltd.	6,700	163
	Jeol Ltd.	9,000	163
	Sanyo Chemical Industries Ltd.	3,400	163
^	Siix Corp.	11,600	163
	Honeys Holdings Co. Ltd.	18,860	162
	Sekisui Jushi Corp.	8,600	162
	Nihon Nohyaku Co. Ltd.	35,600	161
	Tokyo Broadcasting System Holdings Inc.	9,300	161
	Tachibana Eletech Co. Ltd.	11,200	161
	Yamanashi Chuo Bank Ltd.	12,600	161
	PC Depot Corp.	39,520	161
	Teikoku Sen-I Co. Ltd.	7,900	161
	Akatsuki Inc.	2,800	161
	JVC Kenwood Corp.	68,400	160
	KYB Corp.	5,900	160

	Nissin Kogyo Co. Ltd.	11,700	159
	Tosho Co. Ltd.	5,200	159
	Yondoshi Holdings Inc.	7,900	159
^	Toridoll Holdings Corp.	8,700	159
	Oiles Corp.	9,460	158
	Sagami Holdings Corp.	13,100	158
	Tachi-S Co. Ltd.	11,500	158
	Fujicco Co. Ltd.	7,400	158
	Nichicon Corp.	19,800	157
	Earth Corp.	3,300	157
	Japan Pulp & Paper Co. Ltd.	4,400	157
	Itoki Corp.	30,300	157
*,^	euglena Co. Ltd.	28,900	157
	Seiko Holdings Corp.	7,400	156
	MOS Food Services Inc.	6,200	156
	Right On Co. Ltd.	20,600	156
	Tokyu Construction Co. Ltd.	16,700	155
	Maxell Holdings Ltd.	10,900	155
	Achilles Corp.	8,500	155
	Maeda Kosen Co. Ltd.	6,600	155
	Bank of Iwate Ltd.	5,100	155
	Asunaro Aoki Construction Co. Ltd.	16,900	154
	Menicon Co. Ltd.	6,200	154
	Trancom Co. Ltd.	2,500	154
	Foster Electric Co. Ltd.	10,000	153
	Inabata & Co. Ltd.	11,600	153
	Belc Co. Ltd.	3,500	153
	Akita Bank Ltd.	7,600	153
	DTS Corp.	4,300	152
	Komeri Co. Ltd.	6,000	152
	Ai Holdings Corp.	8,700	152
	CKD Corp.	16,000	151
*	Kojima Co. Ltd.	28,400	151
	Takara Standard Co. Ltd.	10,500	151
	Goldcrest Co. Ltd.	9,900	150
	Oita Bank Ltd.	4,900	150
	Kadokawa Dwango Corp.	13,736	149
	CTS Co. Ltd.	20,979	149
	Toshiba Machine Co. Ltd.	7,400	149
	Dai Nippon Toryo Co. Ltd.	15,900	149
	Bank of Okinawa Ltd.	5,180	148
	Prima Meat Packers Ltd.	7,800	148
	Ohsho Food Service Corp.	2,200	148
	Studio Alice Co. Ltd.	6,600	148
	Sanyo Special Steel Co. Ltd.	6,800	147
	Clarion Co. Ltd.	6,400	147
	Bell System24 Holdings Inc.	11,000	147
	Max Co. Ltd.	11,000	146
	Japan Wool Textile Co. Ltd.	18,200	146
	Miyazaki Bank Ltd.	5,800	146
^	Nissha Co. Ltd.	11,100	146
	Riken Corp.	3,200	145
	Aeon Delight Co. Ltd.	3,900	145
	Sanyo Denki Co. Ltd.	3,800	144
	Daihen Corp.	6,400	144
	Ringer Hut Co. Ltd.	6,700	143
	Hioki EE Corp.	3,800	143

	San ju San Financial Group Inc.	9,580	143
	Nippon Signal Company Ltd.	16,400	143
	Geo Holdings Corp.	9,300	143
	Wakita & Co. Ltd.	13,400	143
	Unizo Holdings Co. Ltd.	7,500	142
	FULLCAST Holdings Co. Ltd.	8,066	142
	Toshiba Plant Systems & Services Corp.	7,500	141
	Tokushu Tokai Paper Co. Ltd.	4,000	141
	Shikoku Bank Ltd.	14,600	141
^	Michinoku Bank Ltd.	9,300	141
^	UACJ Corp.	6,500	140
^	Plenus Co. Ltd.	8,300	140
*,^	Toyo Engineering Corp.	21,500	140
	Transcosmos Inc.	6,700	140
	Tamron Co. Ltd.	8,800	139
^	Nextage Co. Ltd.	12,500	139
	LIFULL Co. Ltd.	21,100	139
	Nanto Bank Ltd.	6,800	139
	SWCC Showa Holdings Co. Ltd.	23,900	139
	Chubu Shiryo Co. Ltd.	13,600	138
^	Chiyoda Corp.	45,400	138
	Shinko Shoji Co. Ltd.	8,900	138
	ESPEC Corp.	7,500	137
	Arata Corp.	3,400	136
*	Senshukai Co. Ltd.	59,200	136
	Nippon Denko Co. Ltd.	66,600	136
	Shibusawa Warehouse Co. Ltd.	9,800	136
	Kurabo Industries Ltd.	6,300	136
	Mitsui Sugar Co. Ltd.	5,000	136
	Furukawa Co. Ltd.	10,600	135
	Hokuto Corp.	7,400	135
	Kisoji Co. Ltd.	6,000	135
	Toa Corp./Hyogo	15,400	135
	Denki Kogyo Co. Ltd.	6,000	135
	Funai Soken Holdings Inc.	7,950	134
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	134
	Seika Corp.	10,000	134
	Nissin Electric Co. Ltd.	15,300	134
	LEC Inc.	9,000	134
	Aida Engineering Ltd.	18,500	134
	Sanshin Electronics Co. Ltd.	8,600	133
	Osaka Soda Co. Ltd.	5,800	133
	Daiichi Jitsugyo Co. Ltd.	4,200	133
	Futaba Corp.	8,400	132
	Daikyonishikawa Corp.	12,800	132
	Star Micronics Co. Ltd.	9,000	132
	Gree Inc.	29,100	132
	Computer Engineering & Consulting Ltd.	7,426	132
	Fields Corp.	18,800	132
	Giken Ltd.	4,400	132
	Bando Chemical Industries Ltd.	13,100	131
*,^	Japan Display Inc.	196,500	131
	Mitsubishi Shokuhin Co. Ltd.	5,000	131
	Tokyotokeiba Co. Ltd.	4,800	131
	TSI Holdings Co. Ltd.	19,400	130
	NS United Kaiun Kaisha Ltd.	5,100	130
	Doshisha Co. Ltd.	8,500	130

	Sato Holdings Corp.	5,500	130
	Link And Motivation Inc.	15,500	130
	Komori Corp.	12,200	130
	Toho Bank Ltd.	45,000	130
	Bank of the Ryukyus Ltd.	12,400	129
	Yorozu Corp.	9,300	129
	Keihanshin Building Co. Ltd.	15,700	129
	Yokohama Reito Co. Ltd.	15,100	128
	Kitano Construction Corp.	4,400	128
	Nitto Kogyo Corp.	7,100	128
	FIDEA Holdings Co. Ltd.	104,200	128
	Arakawa Chemical Industries Ltd.	10,500	128
	Bank of Nagoya Ltd.	4,400	128
	Toyo Tanso Co. Ltd.	6,000	128
	Macromill Inc.	8,900	127
	Fujikura Kasei Co. Ltd.	24,500	126
	Jamco Corp.	5,400	126
	T RAD Co. Ltd.	6,000	126
	Toshiba TEC Corp.	5,200	125
*	Sourcenext Corp.	25,400	125
	Roland DG Corp.	6,400	125
	Daiwa Industries Ltd.	12,400	125
	Maezawa Kyuso Industries Co. Ltd.	7,500	125
	Mitsuboshi Belting Ltd.	6,500	124
	Shinko Plantech Co. Ltd.	11,700	124
	Yushiro Chemical Industry Co. Ltd.	11,458	124
	kabu.com Securities Co. Ltd.	24,800	123
	Kitagawa Corp.	6,000	123
	Nippon Ceramic Co. Ltd.	5,300	123
	Tayca Corp.	7,561	123
	Matsuya Co. Ltd.	13,300	123
	JP-Holdings Inc.	47,500	122
	Daido Metal Co. Ltd.	17,300	122
	Kappa Create Co. Ltd.	9,500	122
	Sanken Electric Co. Ltd.	5,800	121
^	Noritsu Koki Co. Ltd.	7,600	121
	Takasago International Corp.	3,900	121
	Dexerials Corp.	14,800	120
	Riken Keiki Co. Ltd.	6,600	120
	TV Asahi Holdings Corp.	6,500	120
^	KFC Holdings Japan Ltd.	6,600	120
	Nitto Boseki Co. Ltd.	6,800	120
	Noritz Corp.	8,600	120
	Relia Inc.	13,700	119
	Nagatanien Holdings Co. Ltd.	5,500	119
	Sumitomo Seika Chemicals Co. Ltd.	3,000	119
	Marusan Securities Co. Ltd.	16,100	119
	Kansai Super Market Ltd.	13,100	118
	Osaka Steel Co. Ltd.	6,500	118
	Anest Iwata Corp.	13,700	118
	Elecom Co. Ltd.	4,400	117
	Rheon Automatic Machinery Co. Ltd.	9,280	117
	Chudenko Corp.	5,500	117
	Juki Corp.	10,700	117
	Eagle Industry Co. Ltd.	9,900	117
	Daibiru Corp.	11,700	117
*	Kinki Sharyo Co. Ltd.	6,400	116

^	Pepper Food Service Co. Ltd.	4,907	116
	Arcland Sakamoto Co. Ltd.	9,200	116
	Yahagi Construction Co. Ltd.	18,300	115
	Eighteenth Bank Ltd.	4,700	115
	Obara Group Inc.	3,500	115
	France Bed Holdings Co. Ltd.	14,000	114
	St. Marc Holdings Co. Ltd.	5,000	114
*,^	Funai Electric Co. Ltd.	21,100	114
	Okabe Co. Ltd.	14,400	113
	Linical Co. Ltd.	8,800	113
	Valqua Ltd.	5,800	113
	Teikoku Electric Manufacturing Co. Ltd.	10,200	113
	Adastria Co. Ltd.	6,140	113
	Rokko Butter Co. Ltd.	6,200	113
	NEC Networks & System Integration Corp.	5,100	113
	Belluna Co. Ltd.	11,900	113
	Saizeriya Co. Ltd.	5,900	112
	Token Corp.	1,900	112
	Tenma Corp.	7,300	111
	Kyodo Printing Co. Ltd.	5,200	111
	G-Tekt Corp.	7,500	110
	Retail Partners Co. Ltd.	10,700	110
	Rock Field Co. Ltd.	8,000	110
	Nippon Coke & Engineering Co. Ltd.	123,200	110
	Jaccs Co. Ltd.	6,400	110
	Marudai Food Co. Ltd.	6,800	110
	Fujimori Kogyo Co. Ltd.	4,200	110
	Hosiden Corp.	14,400	110
	Tokyo Kiraboshi Financial Group Inc.	7,749	109
	Misawa Homes Co. Ltd.	15,900	109
^	Sanei Architecture Planning Co. Ltd.	7,200	109
	Matsuda Sangyo Co. Ltd.	8,300	109
	Bunka Shutter Co. Ltd.	15,800	109
*	Space Value Holdings Co. Ltd.	12,500	108
	Sanoh Industrial Co. Ltd.	19,700	108
	Sac’s Bar Holdings Inc.	10,700	107
	Topy Industries Ltd.	5,000	107
*	Ishihara Sangyo Kaisha Ltd.	10,500	107
	Katakura Industries Co. Ltd.	10,200	107
^	Istyle Inc.	14,000	107
	TKC Corp.	3,000	106
	Doutor Nichires Holdings Co. Ltd.	5,500	105
*,^	Akebono Brake Industry Co. Ltd.	69,100	105
^	Zojirushi Corp.	10,000	105
	Sankyo Seiko Co. Ltd.	28,400	104
	Aichi Steel Corp.	3,300	104
	Chuo Spring Co. Ltd.	3,900	104
	Alconix Corp.	10,019	104
	AOKI Holdings Inc.	8,800	104
	OBIC Business Consultants Co. Ltd.	2,800	104
	SRA Holdings	4,300	103
	Tokyo Individualized Educational Institute Inc.	8,400	103
	YAMABIKO Corp.	10,400	103
	Toenec Corp.	3,600	103
*	U-Shin Ltd.	11,400	103
	TOC Co. Ltd.	13,600	103
	Sakata INX Corp.	9,400	103

	Tocalo Co. Ltd.	12,000	103
	Ehime Bank Ltd.	10,600	102
	Chukyo Bank Ltd.	5,200	102
*	M&A Capital Partners Co. Ltd.	2,200	102
	Konishi Co. Ltd.	7,000	102
	Sankyo Tateyama Inc.	8,200	102
	Toda Kogyo Corp.	4,900	101
	Dip Corp.	5,500	100
	Nichiban Co. Ltd.	5,500	100
	Krosaki Harima Corp.	1,900	100
	Kanto Denka Kogyo Co. Ltd.	12,000	100
	Shinko Electric Industries Co. Ltd.	14,300	99
	Tsugami Corp.	15,000	99
	Hisaka Works Ltd.	12,900	98
	Chofu Seisakusho Co. Ltd.	5,300	98
	J-Oil Mills Inc.	2,800	98
	Chiyoda Co. Ltd.	5,800	98
	Sanyo Electric Railway Co. Ltd.	5,081	97
	Uchida Yoko Co. Ltd.	4,600	96
	Tosei Corp.	10,200	96
	Dai-Dan Co. Ltd.	4,500	95
	Shindengen Electric Manufacturing Co. Ltd.	2,400	95
	Pack Corp.	3,600	95
	JAC Recruitment Co. Ltd.	4,700	95
	Sodick Co. Ltd.	12,500	95
	Kyoei Steel Ltd.	5,800	95
	Tekken Corp.	3,900	94
	Tamura Corp.	17,000	94
	Fuso Chemical Co. Ltd.	4,800	94
	Nishio Rent All Co. Ltd.	3,000	94
	Ichikoh Industries Ltd.	17,000	94
	Kenko Mayonnaise Co. Ltd.	5,000	94
	Cleanup Corp.	17,500	94
	Okuwa Co. Ltd.	10,000	94
	Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	94
	Mizuno Corp.	4,000	94
	Sun Frontier Fudousan Co. Ltd.	8,500	93
	Chugai Ro Co. Ltd.	5,000	93
	Mitsui Matsushima Holdings Co. Ltd.	7,400	93
	Kobe Bussan Co. Ltd.	3,000	93
^	Miroku Jyoho Service Co. Ltd.	4,000	92
	Tsurumi Manufacturing Co. Ltd.	5,500	92
	Starzen Co. Ltd.	2,700	92
	World Holdings Co. Ltd.	3,700	92
	Sakai Chemical Industry Co. Ltd.	4,400	92
	MCJ Co. Ltd.	13,600	92
	Neturen Co. Ltd.	11,600	92
	Koa Corp.	6,400	92
	Srg Takamiya Co. Ltd.	14,800	92
	DyDo Group Holdings Inc.	1,900	91
	ASKUL Corp.	4,500	91
	Nihon Tokushu Toryo Co. Ltd.	7,500	91
	Mie Kotsu Group Holdings Inc.	15,900	91
^	Kitanotatsujin Corp.	22,900	90
	Konoike Transport Co. Ltd.	6,000	90
	Ines Corp.	7,400	90
	METAWATER Co. Ltd.	3,200	89

	Nippon Koei Co. Ltd.	3,800	89
	Zuken Inc.	6,700	89
	Kyokuyo Co. Ltd.	3,500	89
	Nakayama Steel Works Ltd.	19,100	89
	Fujiya Co. Ltd.	4,300	88
	Life Corp.	4,100	88
^	Ohara Inc.	5,800	88
^	YA-MAN Ltd.	7,100	88
	Futaba Industrial Co. Ltd.	16,800	87
^	Fixstars Corp.	6,600	87
	Zuiko Corp.	4,000	87
	OSJB Holdings Corp.	31,300	87
	Kurimoto Ltd.	6,800	87
^	Rorze Corp.	5,800	87
	Enplas Corp.	3,200	87
	Nitto Kohki Co. Ltd.	4,500	87
	Xebio Holdings Co. Ltd.	7,400	87
	JCU Corp.	6,000	86
	Osaki Electric Co. Ltd.	13,000	86
	Mitsuuroko Group Holdings Co. Ltd.	12,100	86
	Kourakuen Holdings Corp.	4,200	86
	T-Gaia Corp.	4,400	86
	T Hasegawa Co. Ltd.	5,800	86
	Kasai Kogyo Co. Ltd.	10,600	85
	LIXIL VIVA Corp.	5,900	85
	Pasona Group Inc.	6,700	85
	Itochu-Shokuhin Co. Ltd.	2,000	85
*	Tokyo Base Co. Ltd.	10,900	84
	Nohmi Bosai Ltd.	5,000	84
	Qol Holdings Co. Ltd.	5,400	84
	Meiko Network Japan Co. Ltd.	9,600	84
	Trust Tech Inc.	2,800	84
	Asahi Diamond Industrial Co. Ltd.	12,600	84
^	Nippon Carbon Co. Ltd.	2,100	83
	VT Holdings Co. Ltd.	21,100	83
^	Hoosiers Holdings	13,500	83
	Ricoh Leasing Co. Ltd.	2,700	83
	Strike Co. Ltd.	4,443	83
	Takamatsu Construction Group Co. Ltd.	3,200	83
	Nippon Chemi-Con Corp.	4,100	82
^	Shoei Foods Corp.	3,400	82
	COLOPL Inc.	11,300	82
	Godo Steel Ltd.	5,000	82
	Takara Leben Co. Ltd.	26,000	82
*	Unitika Ltd.	17,100	81
	Meisei Industrial Co. Ltd.	12,500	81
	Pacific Metals Co. Ltd.	3,000	81
	SAMTY Co. Ltd.	5,700	80
	PIA Corp.	2,500	80
	Kamei Corp.	7,500	80
	Hibiya Engineering Ltd.	5,100	80
	Tochigi Bank Ltd.	36,100	79
	Sinko Industries Ltd.	6,159	79
	Cawachi Ltd.	4,000	79
	Fujimi Inc.	3,800	78
	Inageya Co. Ltd.	6,647	78
^	COOKPAD Inc.	27,800	78

	Taihei Dengyo Kaisha Ltd.	3,500	78
	Nippon Thompson Co. Ltd.	15,000	78
	Ichiyoshi Securities Co. Ltd.	9,400	78
*,^	KLab Inc.	9,200	78
	Ateam Inc.	4,800	77
	Parco Co. Ltd.	8,100	77
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	77
	Toyo Kanetsu KK	3,600	77
	Corona Corp. Class A	8,100	76
	Yushin Precision Equipment Co. Ltd.	8,800	75
	ValueCommerce Co. Ltd.	4,800	75
	Sumida Corp.	6,634	75
	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	74
	Kanematsu Electronics Ltd.	2,500	73
^	J Trust Co. Ltd.	19,500	73
	Yellow Hat Ltd.	3,100	73
	Onoken Co. Ltd.	4,800	73
^	Optorun Co. Ltd.	4,100	72
	GCA Corp.	10,800	72
^	OPT Holding Inc.	4,895	72
	Nissei ASB Machine Co. Ltd.	2,000	71
	Advan Co. Ltd.	8,200	71
	Canon Electronics Inc.	4,300	71
	Kyokuto Securities Co. Ltd.	6,700	70
	Yakuodo Co. Ltd.	3,000	70
	Sinfonia Technology Co. Ltd.	5,600	70
	Toa Corp.	5,500	70
	F@N Communications Inc.	13,700	70
	Stella Chemifa Corp.	2,600	69
	Shinwa Co. Ltd.	3,600	69
	Mitsubishi Logisnext Co. Ltd.	6,600	69
	Aichi Bank Ltd.	2,100	68
*,^	Remixpoint Inc.	17,807	68
	Mitsui High-Tec Inc.	8,100	68
	Tanseisha Co. Ltd.	6,300	67
	Toho Titanium Co. Ltd.	7,300	67
	Amuse Inc.	3,000	67
	Riso Kagaku Corp.	4,400	67
	Happinet Corp.	4,500	66
	Marvelous Inc.	7,600	66
^	Hito Communications Inc.	4,700	65
	UKC Holdings Corp.	3,700	65
	Takaoka Toko Co. Ltd.	4,800	65
	Daisyo Corp.	4,700	65
^	Genky DrugStores Co. Ltd.	2,700	65
	Tomoku Co. Ltd.	4,400	65
	ST Corp.	4,000	65
	Kanaden Corp.	6,100	65
	Mitsubishi Research Institute Inc.	2,200	64
	Riken Technos Corp.	15,200	64
	Iseki & Co. Ltd.	4,400	64
	Denyo Co. Ltd.	5,100	64
	Nippon Road Co. Ltd.	1,100	64
	Itochu Enex Co. Ltd.	7,300	64
	Tv Tokyo Holdings Corp.	3,000	63
	Kaga Electronics Co. Ltd.	3,400	63
	Chiyoda Integre Co. Ltd.	3,600	63

	OSAKA Titanium Technologies Co. Ltd.	4,100	63
	Nippon Parking Development Co. Ltd.	43,500	63
	Nichiden Corp.	4,300	62
	Daiken Corp.	3,600	62
	CMK Corp.	9,600	62
	Information Services International-Dentsu Ltd.	2,300	61
	Nissin Corp.	3,800	61
	K&O Energy Group Inc.	4,600	61
*	Sogo Medical Holdings Co. Ltd.	3,600	61
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	61
	Feed One Co. Ltd.	37,900	60
	ASAHI YUKIZAI Corp.	4,400	60
	Vector Inc.	4,600	60
^	Yamashin-Filter Corp.	9,851	59
	Yurtec Corp.	7,000	59
	Fudo Tetra Corp.	3,880	59
	Ryoyo Electro Corp.	4,300	59
	Hakuto Co. Ltd.	5,492	58
	Melco Holdings Inc.	1,800	58
^	IDOM Inc.	15,500	58
	Torishima Pump Manufacturing Co. Ltd.	6,900	58
	Toyo Corp./Chuo-ku	7,800	58
	Fujita Kanko Inc.	2,300	57
	Hosokawa Micron Corp.	1,400	57
	BRONCO BILLY Co. Ltd.	2,400	57
	Kyosan Electric Manufacturing Co. Ltd.	15,000	57
	Union Tool Co.	2,000	57
	Dai-ichi Seiko Co. Ltd.	5,000	56
	en-japan Inc.	1,500	56
	Matsuyafoods Holdings Co. Ltd.	1,700	56
	Tokyo Rope Manufacturing Co. Ltd.	6,300	56
	Toyo Construction Co. Ltd.	14,700	56
	Gakken Holdings Co. Ltd.	1,500	56
	KAWADA TECHNOLOGIES Inc.	900	56
	Yonex Co. Ltd.	8,400	56
	Sumitomo Densetsu Co. Ltd.	3,400	56
	W-Scope Corp.	5,300	56
	Toppan Forms Co. Ltd.	6,600	55
	Mimasu Semiconductor Industry Co. Ltd.	4,300	55
	WATAMI Co. Ltd.	4,300	55
	Kato Works Co. Ltd.	2,200	55
	Mars Group Holdings Corp.	2,800	55
	Aisan Industry Co. Ltd.	7,900	55
	Keiyo Co. Ltd.	11,400	54
	Fujitsu Frontech Ltd.	5,900	54
	Bank of Saga Ltd.	3,400	54
	Mitsuba Corp.	8,700	54
	Central Sports Co. Ltd.	1,750	54
	CI Takiron Corp.	10,000	54
	Shin-Etsu Polymer Co. Ltd.	7,100	54
	Sumitomo Riko Co. Ltd.	5,900	53
*	Kintetsu Department Store Co. Ltd.	1,700	53
	Aeon Fantasy Co. Ltd.	2,200	52
	Tokyo Energy & Systems Inc.	6,000	52
	Nippon Kanzai Co. Ltd.	3,000	52
	Arcland Service Holdings Co. Ltd.	2,800	52
	Micronics Japan Co. Ltd.	7,000	51

	Elematec Corp.	3,100	51
	Asahi Co. Ltd.	3,800	51
^	RS Technologies Co. Ltd.	2,000	51
	Oyo Corp.	4,800	51
	Central Security Patrols Co. Ltd.	1,219	50
	PAL GROUP Holdings Co. Ltd.	1,800	50
	Nittetsu Mining Co. Ltd.	1,200	50
	Sinanen Holdings Co. Ltd.	2,400	49
	Hochiki Corp.	5,000	49
	CHIMNEY Co. Ltd.	2,100	49
	Fukui Computer Holdings Inc.	3,200	48
	Shinnihon Corp.	5,200	48
	Koatsu Gas Kogyo Co. Ltd.	7,000	47
	JSP Corp.	2,300	47
	Wowow Inc.	1,800	47
	Alpha Systems Inc.	2,000	47
	Ministop Co. Ltd.	2,600	47
	Riken Vitamin Co. Ltd.	1,500	47
	Sekisui Plastics Co. Ltd.	5,500	46
	CMIC Holdings Co. Ltd.	3,100	46
	Alpen Co. Ltd.	3,000	46
	Hodogaya Chemical Co. Ltd.	2,400	46
	Fuji Oil Co. Ltd.	16,300	46
	Namura Shipbuilding Co. Ltd.	10,900	45
	Weathernews Inc.	1,700	45
	Cosel Co. Ltd.	4,500	45
	Fukuda Corp.	1,200	45
*,^	Medical Data Vision Co. Ltd.	5,000	45
	Future Corp.	3,200	44
	Ryoden Corp.	3,500	44
	Gurunavi Inc.	6,400	43
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	43
	Furuno Electric Co. Ltd.	5,100	43
	Organo Corp.	1,800	42
	CONEXIO Corp.	3,300	42
*	KNT-CT Holdings Co. Ltd.	3,700	42
*	Vision Inc.	1,100	41
*	Pioneer Corp.	68,800	41
	MTI Ltd.	7,000	41
	Taiho Kogyo Co. Ltd.	4,500	40
	Nihon Chouzai Co. Ltd.	1,300	40
	Nihon Trim Co. Ltd.	800	39
	Tosho Printing Co. Ltd.	4,500	39
	Okura Industrial Co. Ltd.	2,400	39
	Cybozu Inc.	6,600	39
	Yomiuri Land Co. Ltd.	1,100	38
	eRex Co. Ltd.	6,400	37
	Showa Aircraft Industry Co. Ltd.	3,000	36
	Hokkan Holdings Ltd.	2,400	36
	Halows Co. Ltd.	1,800	35
	Pronexus Inc.	3,800	35
	Daikokutenbussan Co. Ltd.	900	34
	Tokyo Rakutenchi Co. Ltd.	800	34
	Japan Cash Machine Co. Ltd.	3,600	33
*	Gunosy Inc.	1,400	31
	Aichi Corp.	5,600	31
	AOI Electronics Co. Ltd.	1,300	31

	Gecoss Corp.	3,200	30
	Inaba Seisakusho Co. Ltd.	2,500	28
	Chori Co. Ltd.	1,900	28
	Toa Oil Co. Ltd.	1,800	27
*	Nippon Sharyo Ltd.	1,200	27
*	Sanden Holdings Corp.	3,600	27
	Airport Facilities Co. Ltd.	5,400	27
*	SBS Holdings Inc.	1,800	26
	WDB Holdings Co. Ltd.	1,040	25
^	Tateru Inc.	8,000	23
*	Japan Elevator Service Holdings Co. Ltd.	1,200	19
	Towa Corp.	2,751	17
	Kamakura Shinsho Ltd.	1,100	14
*	ZIGExN Co. Ltd.	2,400	13
	Riso Kyoiku Co. Ltd.	2,900	12
*	eGuarantee Inc.	500	5
*	Taki Chemical Co. Ltd.	100	5
			1,421,711
Kuwait (0.1%)
*	National Bank of Kuwait SAKP	1,065,568	3,052
*	Kuwait Finance House KSCP	914,982	1,837
*	Mobile Telecommunications Co. KSC	720,990	1,096
	Agility Public Warehousing Co. KSC	229,804	587
*	Humansoft Holding Co. KSC	39,019	413
*	Boubyan Petrochemicals Co. KSCP	131,961	408
*	Boubyan Bank KSCP	205,057	392
*	National Industries Group Holding SAK	481,204	265
*	Warba Bank KSCP	305,706	222
*	Kuwait International Bank KSCP	196,292	188
*	Alimtiaz Investment Group KSC	410,445	177
*	Integrated Holding Co. KCSC	64,389	159
*	Mezzan Holding Co. KSCC	76,844	115
			8,911
Luxembourg (0.0%)
	Tenaris SA ADR	35,578	888

Malaysia (0.3%)
	Public Bank Bhd. (Local)	1,275,222	7,725
	Malayan Banking Bhd.	2,709,781	6,322
	Tenaga Nasional Bhd.	1,799,254	5,682
	CIMB Group Holdings Bhd.	2,162,552	2,977
	Petronas Chemicals Group Bhd.	866,489	1,791
	DiGi.Com Bhd.	1,380,400	1,577
	Axiata Group Bhd.	1,466,551	1,443
	Sime Darby Plantation Bhd.	1,141,775	1,441
	Genting Bhd.	699,200	1,187
	Maxis Bhd.	843,200	1,186
	IHH Healthcare Bhd.	855,520	1,175
	IOI Corp. Bhd.	1,021,440	1,163
	Dialog Group Bhd.	1,480,348	1,086
	Petronas Gas Bhd.	241,100	1,066
	Hong Leong Bank Bhd.	181,700	918
	Kuala Lumpur Kepong Bhd.	144,500	871
	PPB Group Bhd.	194,640	864
	Genting Malaysia Bhd.	1,028,500	829
	MISC Bhd.	460,456	764

	Top Glove Corp. Bhd.	612,200	722
	Nestle Malaysia Bhd.	18,800	682
	AMMB Holdings Bhd.	595,700	657
	Sime Darby Bhd.	1,180,575	649
	Hartalega Holdings Bhd.	452,200	598
	Malaysia Airports Holdings Bhd.	297,600	586
	Press Metal Aluminium Holdings Bhd.	531,980	562
	Westports Holdings Bhd.	583,700	531
	Petronas Dagangan Bhd.	81,100	524
	British American Tobacco Malaysia Bhd.	51,300	482
	Gamuda Bhd.	705,700	476
	HAP Seng Consolidated Bhd.	179,100	432
	IJM Corp. Bhd.	958,120	428
	RHB Bank Bhd. (Common Shares)	313,450	416
	AirAsia Group Bhd.	547,700	408
	YTL Corp. Bhd.	1,442,335	388
	QL Resources Bhd.	223,660	370
	Alliance Bank Malaysia Bhd.	342,800	356
	Muhibbah Engineering M Bhd.	502,300	350
	Fraser & Neave Holdings Bhd.	40,700	338
	Hong Leong Financial Group Bhd.	69,342	334
	Sime Darby Property Bhd.	1,147,475	323
	Bursa Malaysia Bhd.	148,950	266
	Inari Amertron Bhd.	660,775	243
2	Astro Malaysia Holdings Bhd.	557,587	229
	IGB REIT	514,400	224
	Genting Plantations Bhd.	87,700	219
	Telekom Malaysia Bhd.	303,200	216
	IOI Properties Group Bhd.	560,800	214
	Sunway REIT	466,000	199
	Malakoff Corp. Bhd.	956,400	194
	KLCCP Stapled Group Bhd.	102,000	194
	SP Setia Bhd Group	295,400	186
	My EG Services Bhd.	742,250	182
	YTL Power International Bhd.	783,786	172
	Bermaz Auto Bhd.	320,120	171
	TIME dotCom Bhd.	86,600	171
	Sunway Bhd.	417,230	165
2	Lotte Chemical Titan Holding Bhd.	159,300	164
	Malaysia Building Society Bhd.	667,700	163
	Kossan Rubber Industries Bhd.	163,200	152
	Berjaya Sports Toto Bhd.	272,531	151
	Serba Dinamik Holdings Bhd.	162,700	148
	UEM Sunrise Bhd.	780,000	144
	WCT Holdings Bhd.	716,522	142
	Padini Holdings Bhd.	151,000	137
	DRB-Hicom Bhd.	333,800	133
	Yinson Holdings Bhd.	121,600	122
	Malaysian Resources Corp. Bhd.	667,900	111
	Scientex Bhd.	50,900	110
*	FGV Holdings Bhd.	430,800	105
	VS Industry Bhd.	522,000	104
	MMC Corp. Bhd.	478,800	98
	Supermax Corp. Bhd.	255,000	95
*	Sapura Energy Bhd.	1,440,695	94
	Cahya Mata Sarawak Bhd.	115,100	86
	Pavilion REIT	203,500	86

	Sunway Construction Group Bhd.	217,094	83
*	Berjaya Corp. Bhd.	1,104,263	74
*	Velesto Energy Bhd.	1,473,763	69
*	Bumi Armada Bhd.	1,238,050	61
*	Lafarge Malaysia Bhd.	123,400	56
*	Eastern & Oriental Bhd.	209,440	55
*	AirAsia X Bhd.	759,600	54
	Unisem M Bhd.	71,700	53
*	Eco World Development Group Bhd.	194,600	44
	Pos Malaysia Bhd.	77,300	37
	Datasonic Group Bhd.	319,800	35
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	8
	Malaysia Marine and Heavy Engineering Holdings Bhd.	35,600	6
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	6
	Syarikat Takaful Malaysia Keluarga Bhd.	4,100	4
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	199,100	4
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	4
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	3
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	1
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	52,275	1
§	RHB Bank Bhd.	116,200	—
*	KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	—
*	Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	—
*,§	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	—
			56,927
Malta (0.0%)
*,§	BGP Holdings PLC	197,753	—

Mexico (0.3%)
	America Movil SAB de CV	10,640,909	8,520
	Fomento Economico Mexicano SAB de CV	894,022	8,134
	Grupo Financiero Banorte SAB de CV	1,068,021	5,929
	Wal-Mart de Mexico SAB de CV	1,883,059	4,943
*	Cemex SAB de CV	5,648,986	3,052
	Grupo Mexico SAB de CV Class B	1,214,162	2,907
	Grupo Televisa SAB	802,500	2,006
	Grupo Bimbo SAB de CV Class A	763,000	1,509
	Fibra Uno Administracion SA de CV	934,973	1,283
	Alfa SAB de CV Class A	959,000	1,207
	Grupo Aeroportuario del Sureste SAB de CV Class B	65,451	1,184
	Grupo Elektra SAB DE CV	21,604	1,171
	Grupo Financiero Inbursa SAB de CV	709,700	1,028
	Coca-Cola Femsa SAB de CV	162,600	1,016
	Grupo Aeroportuario del Pacifico SAB de CV Class B	109,750	985
	Mexichem SAB de CV	321,194	858
	Gruma SAB de CV Class B	65,590	799
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	508,250	761
	Arca Continental SAB de CV	123,000	715
	Infraestructura Energetica Nova SAB de CV	167,509	658
	Industrias Penoles SAB de CV	45,078	615
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	108,700	605
	Grupo Carso SAB de CV	151,230	593
	Promotora y Operadora de Infraestructura SAB de CV	53,317	544
	Alsea SAB de CV	181,000	501
2	Banco del Bajio SA	218,400	455

	PLA Administradora Industrial S de RL de CV	310,686	443
	Kimberly-Clark de Mexico SAB de CV Class A	263,400	440
2	Nemak SAB de CV	533,400	418
	Megacable Holdings SAB de CV	80,862	364
*	Regional SAB de CV	68,100	360
	El Puerto de Liverpool SAB de CV	54,100	354
	Gentera SAB de CV	391,800	286
	Elis SA (London Shares)	17,164	277
	Bolsa Mexicana de Valores SAB de CV	131,100	262
*	Telesites SAB de CV	417,065	262
	Corp Inmobiliaria Vesta SAB de CV	184,001	258
2	Macquarie Mexico Real Estate Management SA de CV	231,400	254
	Grupo Comercial Chedraui SA de CV	119,700	232
	Grupo Herdez SAB de CV	103,100	225
	Becle SAB de CV	173,900	222
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	281,300	210
2	GMexico Transportes SAB de CV	136,000	190
*	Hoteles City Express SAB de CV	146,700	173
	Grupo Lala SAB de CV	140,500	171
	Qualitas Controladora SAB de CV	68,064	166
	Industrias Bachoco SAB de CV Class B	43,000	165
*	Genomma Lab Internacional SAB de CV Class B	233,863	162
2	Concentradora Fibra Hotelera Mexicana SA de CV	312,916	162
	Credito Real SAB de CV SOFOM ER	154,300	159
	Prologis Property Mexico SA de CV	90,270	157
*	Industrias CH SAB de CV Class B	37,058	157
*	Grupo Aeromexico SAB de CV	121,031	154
*	La Comer SAB de CV	143,580	148
*	Alpek SAB de CV	100,700	137
*	Axtel SAB de CV	725,800	113
	Promotora y Operadora de Infraestructura SAB de CV Class L	16,170	109
	Consorcio ARA SAB de CV	372,582	98
*	Organizacion Soriana SAB de CV Class B	57,125	81
	Grupo Cementos de Chihuahua SAB de CV	14,400	79
*	ALEATICA SAB de CV	63,100	76
	Concentradora Fibra Danhos SA de CV	53,076	76
	Grupo Rotoplas SAB de CV	60,100	64
	Unifin Financiera SAB de CV SOFOM ENR	27,100	60
	TV Azteca SAB de CV	507,500	57
*	Grupo GICSA SAB de CV	122,600	42
*,2	Elementia SAB de CV	45,250	29
*	Grupo Simec SAB de CV Class B	4,136	13
			59,843
Netherlands (1.0%)
	Unilever NV	512,773	27,459
	ASML Holding NV	143,336	25,065
	ING Groep NV	1,389,958	16,493
	Koninklijke Philips NV	333,178	13,136
	Koninklijke Ahold Delhaize NV	421,181	11,097
	Heineken NV	91,281	8,199
*	Akzo Nobel NV	89,317	7,687
*	Unibail-Rodamco-Westfield	41,471	7,459
	Koninklijke DSM NV	76,839	7,186
	Wolters Kluwer NV	110,441	6,868
	NN Group NV	139,785	5,903
	ArcelorMittal	248,881	5,749
	Koninklijke KPN NV	1,121,850	3,449

2	ABN AMRO Group NV	130,167	3,246
	Aegon NV	593,403	3,057
	Heineken Holding NV	33,196	2,882
*	Unibail-Rodamco-Westfield CDI	11,198	2,014
	ASR Nederland NV	43,591	1,839
	Randstad NV	33,789	1,629
*	Galapagos NV	15,604	1,606
*	Gemalto NV	26,195	1,519
*,2	Adyen NV	1,952	1,448
	Aalberts Industries NV	40,487	1,418
	IMCD NV	15,758	1,150
	Koninklijke Vopak NV	20,580	1,046
	SBM Offshore NV	62,073	1,025
*	OCI NV	41,046	868
2	Signify NV	33,707	835
*,2	Takeaway.com NV	11,753	745
^	Wereldhave NV	22,783	730
^	Boskalis Westminster	25,170	661
	ASM International NV	13,283	643
	TKH Group NV	12,819	619
	Corbion NV	21,203	601
*	BE Semiconductor Industries NV	22,488	583
*	VEON Ltd.	223,545	568
	NSI NV	12,922	544
	Eurocommercial Properties NV	16,497	534
	APERAM SA	15,396	470
	Sligro Food Group NV	11,144	420
	PostNL NV	152,497	394
2	Intertrust NV	24,050	391
	Koninklijke Volkerwessels NV	22,619	388
2	GrandVision NV	16,627	371
	Koninklijke BAM Groep NV	102,489	366
*,2	Basic-Fit NV	11,512	352
*	TomTom NV	37,420	335
	Arcadis NV	25,674	333
*,^	ALTICE EUROPE NV	157,193	321
	AMG Advanced Metallurgical Group NV	8,622	312
*,^	Fugro NV	25,536	282
2	Flow Traders	8,772	271
	Vastned Retail NV	5,721	223
	Accell Group NV	9,916	218
	ForFarmers NV	20,499	199
2	NIBC Holding NV	17,923	178
	Wessanen	15,812	162
*	ALTICE EUROPE NV Class B	68,250	140
2	B&S Group Sarl	7,543	112
	Brunel International NV	4,071	57
			183,855
New Zealand (0.1%)
*	a2 Milk Co. Ltd.	316,854	2,787
	Spark New Zealand Ltd.	877,530	2,467
	Fisher & Paykel Healthcare Corp. Ltd.	213,939	1,862
	Auckland International Airport Ltd.	284,687	1,449
	Contact Energy Ltd.	224,489	939
*	Fletcher Building Ltd.	265,283	917
	Meridian Energy Ltd.	369,472	900
	Ryman Healthcare Ltd.	120,436	873

	Trade Me Group Ltd.	128,371	563
	SKYCITY Entertainment Group Ltd.	210,733	560
	Mercury NZ Ltd.	215,892	528
	Z Energy Ltd.	117,340	487
	Mainfreight Ltd.	22,165	483
	Chorus Ltd.	134,610	457
	Kiwi Property Group Ltd.	431,435	424
	Goodman Property Trust	330,776	365
	EBOS Group Ltd.	23,884	358
	Summerset Group Holdings Ltd.	84,273	357
	Infratil Ltd.	134,679	351
*	TOWER Ltd.	647,263	327
	Genesis Energy Ltd.	170,055	313
	Air New Zealand Ltd.	150,439	293
	Precinct Properties New Zealand Ltd.	270,059	279
	Freightways Ltd.	48,884	256
	Argosy Property Ltd.	299,714	248
	Metlifecare Ltd.	59,724	214
	Vital Healthcare Property Trust	137,358	200
*	Heartland Group Holdings Ltd.	207,520	198
*	Synlait Milk Ltd.	30,704	196
*	Restaurant Brands New Zealand Ltd.	32,423	192
	Tourism Holdings Ltd.	56,743	192
	SKY Network Television Ltd.	142,350	186
	Vector Ltd.	77,157	183
	Kathmandu Holdings Ltd.	57,597	95
	New Zealand Refining Co. Ltd.	49,576	80
*	New Zealand Oil & Gas Ltd.	56,193	19
			20,598
Norway (0.3%)
	DNB ASA	458,626	8,140
	Equinor ASA	341,978	7,820
	Telenor ASA	306,350	5,800
	Mowi ASA	134,320	2,967
	Yara International ASA	59,364	2,455
	Norsk Hydro ASA	427,246	1,981
	Orkla ASA	242,719	1,962
	Aker BP ASA	33,323	1,110
	Storebrand ASA	143,711	1,102
	Schibsted ASA Class B	32,673	1,037
	Tomra Systems ASA	36,614	951
	TGS NOPEC Geophysical Co. ASA	32,019	949
	Subsea 7 SA	80,445	913
	Gjensidige Forsikring ASA	52,606	909
	Schibsted ASA Class A	24,748	869
	Salmar ASA	16,152	846
	Golar LNG Ltd.	30,900	688
	Bakkafrost P/F	12,640	657
	Leroy Seafood Group ASA	78,014	624
	SpareBank 1 SR-Bank ASA	52,921	573
	Aker ASA	7,472	526
2	Entra ASA	29,267	424
*	Norwegian Finans Holding ASA	51,170	421
	Austevoll Seafood ASA	31,649	404
	Kongsberg Gruppen ASA	28,481	397
	SpareBank 1 SMN	37,232	383
	Veidekke ASA	34,585	378

	DNO ASA	188,320	362
*	Borr Drilling Ltd.	135,587	347
	Grieg Seafood ASA	23,697	306
*,2	Aker Solutions ASA	55,541	303
	Atea ASA	21,815	302
	Borregaard ASA	30,747	273
*	Petroleum Geo-Services ASA	111,839	252
2	Sbanken ASA	25,515	232
*,2	Elkem ASA	75,776	220
	Ocean Yield ASA	27,514	198
*	Nordic Semiconductor ASA	51,290	179
2	Evry AS	47,356	173
	Hoegh LNG Holdings Ltd.	28,702	133
^,2	XXL ASA	37,987	128
*	Wallenius Wilhelmsen ASA	33,878	120
	Norway Royal Salmon ASA	4,318	104
	Stolt-Nielsen Ltd.	7,735	93
*	Akastor ASA	50,339	77
	Sparebank 1 Oestlandet	7,478	75
*,2	BW LPG Ltd.	23,866	73
*	Otello Corp. ASA	37,811	64
*,^	Norwegian Air Shuttle ASA	3,158	48
			49,348
Pakistan (0.0%)
	MCB Bank Ltd.	267,300	402
	Pakistan Petroleum Ltd.	217,260	298
	Kot Addu Power Co. Ltd.	748,000	274
	Hub Power Co. Ltd.	343,000	231
	Habib Bank Ltd.	213,200	230
	Engro Corp. Ltd.	90,000	219
	Fauji Fertilizer Bin Qasim Ltd.	658,110	196
	Oil & Gas Development Co. Ltd.	177,400	193
	Bank Alfalah Ltd.	506,250	180
	Lucky Cement Ltd.	52,200	177
	Pakistan State Oil Co. Ltd.	78,048	139
	Nishat Mills Ltd.	116,000	120
*	SUI Northern Gas Pipeline	174,900	107
	Thal Ltd.	34,300	107
	United Bank Ltd.	95,600	106
	Engro Fertilizers Ltd.	189,840	104
*	SUI Southern Gas Co. Ltd.	561,000	103
	Pakistan Oilfields Ltd.	27,360	94
	Fauji Fertilizer Co. Ltd.	120,900	93
	Searle Co. Ltd.	43,072	82
	Fauji Cement Co. Ltd.	448,621	69
	DG Khan Cement Co. Ltd.	90,500	56
	Millat Tractors Ltd.	7,060	45
*	National Bank of Pakistan	103,000	35
			3,660
Peru (0.1%)
	Credicorp Ltd. (New York Shares)	13,332	3,237
	Credicorp Ltd.	10,255	2,491
	Cia de Minas Buenaventura SAA ADR	119,913	1,877
	Volcan Cia Minera SAA Class B	788,240	178
			7,783

Philippines (0.1%)
	SM Investments Corp.	235,058	4,484
	SM Prime Holdings Inc.	2,767,550	2,029
	Ayala Land Inc.	2,126,500	1,817
	BDO Unibank Inc.	606,754	1,577
	Ayala Corp.	74,405	1,327
	Bank of the Philippine Islands	564,920	989
	PLDT Inc.	37,445	931
	International Container Terminal Services Inc.	384,830	800
	Jollibee Foods Corp.	130,700	794
	Universal Robina Corp.	278,230	791
	Metropolitan Bank & Trust Co.	459,934	742
	GT Capital Holdings Inc.	35,672	733
	Manila Electric Co.	84,185	592
	Aboitiz Equity Ventures Inc.	440,580	545
	Metro Pacific Investments Corp.	5,426,300	507
	Security Bank Corp.	136,640	470
	JG Summit Holdings Inc.	368,470	458
	Alliance Global Group Inc.	1,676,700	441
	Megaworld Corp.	4,417,900	439
	Globe Telecom Inc.	10,105	393
	Robinsons Land Corp.	894,861	379
	Aboitiz Power Corp.	483,820	357
	DMCI Holdings Inc.	1,475,900	357
*	Puregold Price Club Inc.	360,980	315
	Robinsons Retail Holdings Inc.	149,000	252
	LT Group Inc.	785,600	234
	Manila Water Co. Inc.	427,700	226
	Bloomberry Resorts Corp.	925,300	196
	Cebu Air Inc.	114,530	194
	Pilipinas Shell Petroleum Corp.	182,260	168
	Semirara Mining & Power Corp. Class A	367,836	167
	D&L Industries Inc.	751,700	164
	Vista Land & Lifescapes Inc.	1,181,800	133
	Century Pacific Food Inc.	394,200	121
	First Gen Corp.	278,700	109
	Filinvest Land Inc.	3,219,000	92
	Petron Corp.	586,300	84
	Nickel Asia Corp.	1,574,100	74
*,2	CEMEX Holdings Philippines Inc.	493,900	25
*	DoubleDragon Properties Corp.	61,200	24
			24,530
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	422,378	4,490
	Polski Koncern Naftowy ORLEN SA	106,810	3,009
	Powszechny Zaklad Ubezpieczen SA	174,442	2,096
	Bank Polska Kasa Opieki SA	48,700	1,449
*	CD Projekt SA	22,097	1,128
	Polskie Gornictwo Naftowe i Gazownictwo SA	537,353	1,103
*	KGHM Polska Miedz SA	41,905	1,063
	Santander Bank Polska SA	9,524	958
	Grupa Lotos SA	29,300	733
*	PGE Polska Grupa Energetyczna SA	220,704	706
	LPP SA	262	589
*	Cyfrowy Polsat SA	82,906	528
*	Bank Millennium SA	216,585	514
*	Alior Bank SA	31,349	486

	mBank SA	3,747	453
	CCC SA	8,904	429
*,2	Dino Polska SA	13,235	357
	Asseco Poland SA	26,467	342
*	Orange Polska SA	198,792	299
	KRUK SA	6,082	274
*	AmRest Holdings SE	24,770	262
*	Jastrzebska Spolka Weglowa SA	13,779	253
	Bank Handlowy w Warszawie SA	11,626	216
	Kernel Holding SA	15,618	215
*	Energa SA	71,262	195
*	Tauron Polska Energia SA	300,511	192
2	PLAY Communications SA	28,229	173
*	Enea SA	55,620	161
*	PKP Cargo SA	13,598	150
	Eurocash SA	25,626	139
	Grupa Azoty SA	13,602	136
	Warsaw Stock Exchange	9,251	100
	Ciech SA	5,603	79
	Budimex SA	2,399	70
*	Lubelski Wegiel Bogdanka SA	4,449	67
*	Boryszew SA	50,430	64
	Neuca SA	460	31
			23,509
Portugal (0.1%)
	Galp Energia SGPS SA	236,572	3,696
	EDP - Energias de Portugal SA	725,751	2,651
	Jeronimo Martins SGPS SA	79,069	1,121
*	Banco Comercial Portugues SA	2,568,762	708
	REN - Redes Energeticas Nacionais SGPS SA	158,279	475
	NOS SGPS SA	57,895	376
	EDP Renovaveis SA	41,645	375
	Navigator Co. SA	69,036	338
	Sonae SGPS SA	292,736	305
	Altri SGPS SA	31,778	263
	CTT-Correios de Portugal SA	47,438	171
	Semapa-Sociedade de Investimento e Gestao	7,423	130
*	Mota-Engil SGPS SA	46,843	104
	Corticeira Amorim SGPS SA	8,976	100
*	Banco Espirito Santo SA	428,634	1
			10,814
Qatar (0.1%)
	Qatar National Bank QPSC	168,284	9,151
	Industries Qatar QSC	63,191	2,491
	Qatar Islamic Bank SAQ	36,597	1,590
	Masraf Al Rayan QSC	116,255	1,304
	Qatar Electricity & Water Co. QSC	15,933	826
	Commercial Bank PQSC	61,073	713
	Barwa Real Estate Co.	59,410	666
	Gulf Warehousing Co.	46,976	550
	Ooredoo QPSC	25,734	537
	Medicare Group	23,186	419
	Qatar Gas Transport Co. Ltd.	72,777	400
	Qatar Navigation QSC	17,086	324
*	Qatar Aluminum Manufacturing Co.	92,741	308
	United Development Co. QSC	60,456	279

*	Vodafone Qatar QSC	115,612	267
	Doha Bank QPSC	40,734	237
	Qatar International Islamic Bank QSC	10,164	192
*	Ezdan Holding Group QSC	32,804	141
	Al Meera Consumer Goods Co. QSC	3,167	132
*	Gulf International Services QSC	28,274	130
*	Salam International Investment Ltd. QSC	82,639	114
			20,771
Russia (0.4%)
	Lukoil PJSC ADR	175,312	14,077
	Sberbank of Russia PJSC ADR	745,307	10,135
	Novatek PJSC	375,466	6,587
	Gazprom PJSC ADR	1,290,277	6,308
	Tatneft PJSC ADR	69,724	5,125
	MMC Norilsk Nickel PJSC ADR	147,294	3,068
	Gazprom PJSC	1,099,641	2,740
	Sberbank of Russia PJSC	783,021	2,617
	Surgutneftegas OJSC ADR (London Shares)	579,901	2,400
	Rosneft Oil Co. PJSC GDR	356,292	2,228
	Tatneft PJSC	133,580	1,646
	AK Transneft OAO Preference Shares	509	1,361
	Magnit PJSC GDR	83,658	1,334
	Mobile TeleSystems PJSC	312,742	1,253
	Alrosa PJSC	769,900	1,163
	Severstal PJSC	62,897	962
	Inter RAO UES PJSC	12,450,172	729
	Moscow Exchange MICEX-RTS PJSC	463,845	660
	Novolipetsk Steel PJSC	273,909	638
	Tatneft PAO Preference Shares	70,462	614
	Magnit PJSC	8,797	560
	Polyus PJSC GDR	13,003	543
	VTB Bank PJSC GDR	428,076	541
	PhosAgro PJSC GDR	33,457	456
	VTB Bank PJSC	765,146,460	443
	RusHydro PJSC	41,855,242	329
	Magnitogorsk Iron & Steel Works PJSC	482,831	320
	Novatek PJSC GDR	1,548	284
	Federal Grid Co. Unified Energy System PJSC	111,140,000	284
	Rostelecom PJSC	239,573	265
	ROSSETI PJSC	14,286,193	215
*	Uralkali PJSC	149,295	200
	Unipro PJSC	4,599,900	194
	Aeroflot PJSC	116,381	192
	Sistema PJSFC GDR	64,316	180
	Safmar Financial Investment	20,370	173
*	Mechel PJSC	136,673	171
	TGC-1 PJSC	1,139,900,000	160
*	M.Video PJSC	25,520	157
2	Detsky Mir PJSC	112,170	156
	OGK-2 PJSC	27,015,000	141
	TMK PJSC	150,430	124
	Bashneft PJSC	3,712	110
	Mosenergo PJSC	3,281,038	110
*	RussNeft PJSC	11,177	101
	ENEL RUSSIA PJSC	5,327,000	90
*	Raspadskaya OJSC	41,689	87
^	Surgutneftegas PJSC ADR	8,300	35

Rosneft Oil Co. PJSC	3,288	21
TMK PJSC GDR	6,181	20
Sistema PJSFC	106,900	16
		72,323
Singapore (0.4%)
DBS Group Holdings Ltd.	683,128	12,175
Oversea-Chinese Banking Corp. Ltd.	1,294,438	11,105
United Overseas Bank Ltd.	535,100	10,028
Singapore Telecommunications Ltd.	2,956,600	6,648
Keppel Corp. Ltd.	440,013	2,001
CapitaLand Ltd.	769,400	1,907
Ascendas REIT	748,860	1,527
Wilmar International Ltd.	608,673	1,508
Genting Singapore Ltd.	1,773,100	1,453
Singapore Exchange Ltd.	252,110	1,434
Singapore Technologies Engineering Ltd.	468,600	1,298
CapitaLand Mall Trust	703,700	1,257
Singapore Airlines Ltd.	160,320	1,152
ComfortDelGro Corp. Ltd.	646,800	1,122
CapitaLand Commercial Trust	741,853	1,038
City Developments Ltd.	144,100	986
Venture Corp. Ltd.	80,100	973
Singapore Press Holdings Ltd.	490,100	916
Suntec REIT	616,500	885
Jardine Cycle & Carriage Ltd.	31,088	874
Mapletree Commercial Trust	577,898	756
UOL Group Ltd.	150,455	745
SATS Ltd.	195,100	704
Mapletree Industrial Trust	438,300	652
Mapletree North Asia Commercial Trust	659,400	627
Mapletree Logistics Trust	563,499	574
Keppel REIT	613,388	538
Sembcorp Industries Ltd.	250,131	483
NetLink NBN Trust	798,800	466
Golden Agri-Resources Ltd.	2,153,019	406
Hutchison Port Holdings Trust	1,616,500	405
CDL Hospitality Trusts	315,888	392
Manulife US REIT	437,980	372
Sembcorp Marine Ltd.	276,489	330
Frasers Logistics & Industrial Trust	407,000	327
Frasers Commercial Trust	291,818	323
Singapore Post Ltd.	397,500	291
Raffles Medical Group Ltd.	343,000	283
ESR-REIT	723,463	283
Cache Logistics Trust	488,165	265
Frasers Centrepoint Trust	150,500	256
Keppel DC REIT	229,475	245
Ascott Residence Trust	277,209	245
Bukit Sembawang Estates Ltd.	57,700	241
CapitaLand Retail China Trust	215,400	240
Parkway Life REIT	106,686	227
M1 Ltd.	144,500	220
Starhill Global REIT	413,000	219
United Engineers Ltd.	114,800	218
StarHub Ltd.	159,200	211
Keppel Infrastructure Trust	550,300	209
Ascendas India Trust	249,700	200

	OUE Hospitality Trust	355,500	194
	SIA Engineering Co. Ltd.	98,500	182
	AIMS AMP Capital Industrial REIT	167,700	172
	Ascendas Hospitality Trust	262,500	166
	First Resources Ltd.	128,000	163
	Wing Tai Holdings Ltd.	102,400	156
	Soilbuild Business Space REIT	327,740	147
	First REIT	174,600	142
	Boustead Singapore Ltd.	239,800	141
	Far East Hospitality Trust	279,700	138
	SPH REIT	175,700	134
	GuocoLand Ltd.	97,300	132
	Frasers Property Ltd.	94,000	127
	Lippo Malls Indonesia Retail Trust	689,400	123
	Frasers Hospitality Trust	204,000	111
	Sabana Shari’ah Compliant Industrial REIT	293,300	91
	Yoma Strategic Holdings Ltd.	310,430	79
	Sheng Siong Group Ltd.	87,100	72
	Bumitama Agri Ltd.	133,200	68
	OUE Ltd.	57,600	66
	Accordia Golf Trust	158,100	65
	Silverlake Axis Ltd.	177,499	64
	Asian Pay Television Trust	397,600	39
*,§	Noble Group Ltd.	192,460	12
*,§,^	Hyflux Ltd.	54,000	8
*,§,^	Ezra Holdings Ltd.	344,056	3
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	102,200	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	267,303	—
			75,035
South Africa (0.8%)
	Naspers Ltd.	154,101	35,647
	Standard Bank Group Ltd.	580,527	8,577
	FirstRand Ltd.	1,402,106	7,368
	Sasol Ltd.	219,872	6,652
	MTN Group Ltd.	692,305	4,530
	Sanlam Ltd.	612,365	3,892
	Absa Group Ltd.	223,303	3,134
	Nedbank Group Ltd.	126,484	2,737
	Old Mutual Ltd. (XLON)	1,518,957	2,635
	Bid Corp. Ltd.	119,307	2,560
	Remgro Ltd.	157,542	2,513
	Shoprite Holdings Ltd.	167,181	2,069
	AngloGold Ashanti Ltd.	142,368	2,008
	Vodacom Group Ltd.	216,649	1,971
	Growthpoint Properties Ltd.	886,220	1,736
	Bidvest Group Ltd.	108,550	1,665
	Mr Price Group Ltd.	91,868	1,546
	Capitec Bank Holdings Ltd.	17,503	1,544
	NEPI Rockcastle plc	156,818	1,483
	RMB Holdings Ltd.	226,561	1,435
	Aspen Pharmacare Holdings Ltd.	125,202	1,376
	Discovery Ltd.	104,866	1,261
	Redefine Properties Ltd.	1,556,329	1,240
	Sappi Ltd.	203,825	1,204
	Tiger Brands Ltd.	53,443	1,121
	Clicks Group Ltd.	74,953	1,115
	Woolworths Holdings Ltd.	292,769	1,113

	Gold Fields Ltd.	266,498	1,081
	Exxaro Resources Ltd.	84,424	984
	PSG Group Ltd.	50,675	961
	SPAR Group Ltd.	62,394	941
	Anglo American Platinum Ltd.	19,329	933
	Mondi Ltd.	36,869	917
	Netcare Ltd.	479,186	902
	Life Healthcare Group Holdings Ltd.	424,195	870
	Foschini Group Ltd.	67,215	861
	Truworths International Ltd.	133,810	814
	AVI Ltd.	106,272	747
*	Impala Platinum Holdings Ltd.	231,511	680
	Rand Merchant Investment Holdings Ltd.	220,560	616
	Investec Ltd.	93,338	615
	Pick n Pay Stores Ltd.	108,002	566
	Barloworld Ltd.	61,066	560
	Hyprop Investments Ltd.	72,741	494
	Telkom SA SOC Ltd.	95,430	483
*	Sibanye Gold Ltd.	555,162	482
	Fortress REIT Ltd. Class A	324,915	471
	Resilient REIT Ltd.	88,581	430
	Advtech Ltd.	366,572	412
	JSE Ltd.	33,136	410
*	MMI Holdings Ltd.	316,049	400
	Kumba Iron Ore Ltd.	14,986	386
*	Nampak Ltd.	365,476	385
	KAP Industrial Holdings Ltd.	589,626	382
*	Harmony Gold Mining Co. Ltd.	180,065	362
*	Northam Platinum Ltd.	98,931	360
*	Motus Holdings Ltd.	53,356	359
	Mpact Ltd.	218,394	353
	Hosken Consolidated Investments Ltd.	40,191	352
	Vukile Property Fund Ltd.	202,750	322
	Reunert Ltd.	59,789	317
	African Rainbow Minerals Ltd.	27,614	310
2	Pepkor Holdings Ltd.	203,140	306
	AECI Ltd.	45,345	304
	Fortress REIT Ltd. Class B	251,648	295
*	Super Group Ltd.	112,906	291
	MAS Real Estate Inc.	167,179	280
	Imperial Logistics Ltd.	53,356	274
*	Sun International Ltd.	61,842	274
	Pioneer Foods Group Ltd.	45,592	272
	Old Mutual Ltd. (XJSE)	145,643	257
	Santam Ltd.	11,134	256
	Assore Ltd.	9,574	248
	SA Corporate Real Estate Ltd.	862,059	247
	Liberty Holdings Ltd.	30,382	245
	Attacq Ltd.	191,840	232
	Tongaat Hulett Ltd.	59,633	227
	Coronation Fund Managers Ltd.	72,411	226
*	Brait SE	105,983	224
	Massmart Holdings Ltd.	31,321	218
*	Famous Brands Ltd.	31,937	217
	Emira Property Fund Ltd.	177,762	212
	Omnia Holdings Ltd.	31,259	199
2	Dis-Chem Pharmacies Ltd.	102,291	198

*	PPC Ltd.	464,396	194
	Hudaco Industries Ltd.	17,691	194
	Wilson Bayly Holmes-Ovcon Ltd.	18,265	192
	Cashbuild Ltd.	8,908	186
	Tsogo Sun Holdings Ltd.	121,136	181
	Equites Property Fund Ltd.	112,157	173
	Raubex Group Ltd.	110,878	156
*	Grindrod Ltd.	262,208	151
	Metair Investments Ltd.	105,703	150
*	DataTec Ltd.	67,690	149
	Astral Foods Ltd.	12,058	148
	EPP NV	101,603	142
	Peregrine Holdings Ltd.	100,533	139
	Murray & Roberts Holdings Ltd.	126,635	137
	Zeder Investments Ltd.	396,625	135
*	Curro Holdings Ltd.	60,826	132
*	Steinhoff International Holdings NV (Johannesburg Shares)	950,152	119
	Oceana Group Ltd.	18,853	109
	Allied Electronics Corp. Ltd.	71,488	95
*	Long4Life Ltd.	272,592	92
	Adcock Ingram Holdings Ltd.	18,877	90
	Arrowhead Properties Ltd.	254,555	87
*	EOH Holdings Ltd.	43,545	87
	City Lodge Hotels Ltd.	9,147	84
	Clover Industries Ltd.	43,973	66
	Alexander Forbes Group Holdings Ltd.	171,753	60
*	Blue Label Telecoms Ltd.	170,986	57
	Delta Property Fund Ltd.	143,041	46
	Merafe Resources Ltd.	433,790	46
	Lewis Group Ltd.	17,606	44
	Alviva Holdings Ltd.	30,119	40
	DRDGOLD Ltd.	143,105	33
*	Ascendis Health Ltd.	71,819	30
*	Stadio Holdings Ltd.	95,932	29
	Rebosis Property Fund Ltd.	132,655	28
*	Grindrod Shipping Holdings Ltd.	2,452	16
*	Adbee Rf Ltd.	3,376	14
*	Steinhoff International Holdings NV	19,964	3
*	ArcelorMittal South Africa Ltd.	5,356	1
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
*	Royal Bafokeng Platinum Ltd.	8	—
			133,987
South Korea (1.7%)
	Samsung Electronics Co. Ltd. GDR	46,235	47,649
	Samsung Electronics Co. Ltd.	514,140	21,437
	SK Hynix Inc.	191,233	12,788
	Samsung Electronics Co. Ltd. Preference Shares	364,030	12,335
	NAVER Corp.	52,466	6,432
	Hyundai Motor Co.	54,903	6,401
	Shinhan Financial Group Co. Ltd.	159,617	6,174
	LG Chem Ltd.	17,905	5,940
*,^	Celltrion Inc.	29,295	5,800
	Hyundai Mobis Co. Ltd.	24,801	5,024
	KB Financial Group Inc.	114,160	4,905
	KT&G Corp.	48,066	4,280
	SK Innovation Co. Ltd.	23,162	3,932
	Samsung SDI Co. Ltd.	19,188	3,873

	POSCO	14,296	3,529
	Hana Financial Group Inc.	97,024	3,489
	POSCO ADR	52,950	3,189
	LG Household & Health Care Ltd.	2,625	2,987
	Samsung C&T Corp.	26,539	2,871
	Korea Electric Power Corp.	91,172	2,818
	SK Holdings Co. Ltd.	11,845	2,814
	NCSoft Corp.	6,636	2,794
	Kia Motors Corp.	84,347	2,758
	Samsung Fire & Marine Insurance Co. Ltd.	11,030	2,706
	LG Electronics Inc.	36,588	2,196
*	Hyundai Heavy Industries Co. Ltd.	17,126	2,143
*	KB Financial Group Inc. ADR	49,286	2,105
§	Woori Bank	154,979	2,061
	Samsung SDS Co. Ltd.	9,798	1,977
	LG Corp.	27,479	1,921
^	Samsung Electro-Mechanics Co. Ltd.	17,903	1,752
*,2	Samsung Biologics Co. Ltd.	4,674	1,687
	Amorepacific Corp.	10,037	1,641
	Samsung Life Insurance Co. Ltd.	20,080	1,597
	Coway Co. Ltd.	20,920	1,577
	Kakao Corp.	16,754	1,501
	Hyundai Engineering & Construction Co. Ltd.	26,405	1,484
	Lotte Chemical Corp.	5,450	1,474
	E-MART Inc.	7,553	1,305
*,^	Celltrion Healthcare Co. Ltd.	18,755	1,259
	Korea Zinc Co. Ltd.	3,059	1,211
	LG Display Co. Ltd.	69,969	1,192
*,^	SillaJen Inc.	17,385	1,185
	S-Oil Corp.	12,517	1,179
*	Samsung Heavy Industries Co. Ltd.	141,005	1,158
*	Shinhan Financial Group Co. Ltd. ADR	30,064	1,157
	LG Uplus Corp.	83,500	1,135
	Hyundai Steel Co.	23,945	1,102
	Kangwon Land Inc.	35,752	1,094
	Industrial Bank of Korea	84,640	1,084
*	ViroMed Co. Ltd.	4,241	1,059
*	Hyundai Heavy Industries Holdings Co. Ltd.	3,268	1,058
	DB Insurance Co. Ltd.	15,290	955
*	HDC Hyundai Development Co-Engineering & Construction	20,553	914
	Mirae Asset Daewoo Co. Ltd.	125,629	861
*	Lotte Corp.	18,096	853
	SK Telecom Co. Ltd.	3,656	846
	Hanmi Pharm Co. Ltd.	2,140	837
	Orion Corp.	8,150	832
	Hankook Tire Co. Ltd.	22,102	831
	CJ CheilJedang Corp.	2,649	817
	Hyundai Marine & Fire Insurance Co. Ltd.	23,959	804
	GS Holdings Corp.	16,044	785
*,^	HLB Inc.	11,478	778
	SK Telecom Co. Ltd. ADR	30,122	765
	Hyundai Motor Co. Preference Shares	11,020	763
	GS Engineering & Construction Corp.	17,955	761
	Daelim Industrial Co. Ltd.	7,898	758
*	Samsung Engineering Co. Ltd.	49,696	751
	Hyundai Glovis Co. Ltd.	5,874	751
	Fila Korea Ltd.	17,105	735

	LG Household & Health Care Ltd. Preference Shares	1,072	732
	Korea Investment Holdings Co. Ltd.	11,951	693
	Medy-Tox Inc.	1,429	669
	Hotel Shilla Co. Ltd.	9,587	663
	CJ ENM Co. Ltd.	3,394	649
*	Korea Aerospace Industries Ltd.	20,294	624
	Lotte Shopping Co. Ltd.	3,498	617
	Yuhan Corp.	2,846	609
	Hyundai Motor Co. 2nd Preference Shares	8,048	609
	Hanon Systems	52,224	603
	AMOREPACIFIC Group	9,748	602
	OCI Co. Ltd.	6,152	595
	Amorepacific Corp. Preference Shares	6,323	581
	Samsung Securities Co. Ltd.	19,087	576
	KCC Corp.	1,942	572
	Hanwha Chemical Corp.	27,123	550
	S-1 Corp.	5,939	549
	BNK Financial Group Inc.	81,851	541
	Kumho Petrochemical Co. Ltd.	6,429	521
^,2	Netmarble Corp.	5,390	520
	Shinsegae Inc.	2,143	512
	Hyundai Elevator Co. Ltd.	4,996	502
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,757	494
	Hanwha Corp.	14,693	466
*	Korea Gas Corp.	9,521	464
	Hyundai Mipo Dockyard Co. Ltd.	7,746	439
	NH Investment & Securities Co. Ltd.	34,715	437
	Cheil Worldwide Inc.	20,329	429
	Korean Air Lines Co. Ltd.	12,848	421
	CJ Corp.	3,841	417
*	SFA Semicon Co. Ltd.	282,915	415
^	POSCO Chemtech Co. Ltd.	7,607	408
	LG Chem Ltd. Preference Shares	2,221	406
	Hyundai Department Store Co. Ltd.	4,642	400
*,^	Hyundai Rotem Co. Ltd.	16,361	392
	DGB Financial Group Inc.	48,829	381
*,^	CJ Logistics Corp.	2,507	379
*,^	Doosan Infracore Co. Ltd.	48,176	377
	LG Innotek Co. Ltd.	4,244	375
^	Meritz Securities Co. Ltd.	89,383	369
	Poongsan Corp.	13,220	364
*	Hanall Biopharma Co. Ltd.	11,383	359
	Meritz Fire & Marine Insurance Co. Ltd.	17,906	358
^	BGF retail Co. Ltd.	2,109	348
*	Hanwha Aerospace Co. Ltd.	11,996	340
*,^	Ananti Inc.	14,330	331
	Com2uSCorp	3,077	317
*	GemVax & Kael Co. Ltd.	28,075	317
^	Mando Corp.	10,335	316
	HDC Holdings Co. Ltd.	18,704	315
	LS Corp.	5,861	303
	Koh Young Technology Inc.	3,972	294
*,^	Celltrion Pharm Inc.	5,156	293
^	Halla Holdings Corp.	7,429	292
	Posco Daewoo Corp.	16,152	292
	Hanwha Life Insurance Co. Ltd.	75,081	291
	Youngone Corp.	9,226	288

*	Pearl Abyss Corp.	1,649	286
^	Hanmi Science Co. ltd	4,327	286
*	Eusu Holdings Co. Ltd.	35,244	285
	Samsung Card Co. Ltd.	9,501	285
	Chongkundang Holdings Corp.	4,921	283
	KEPCO Plant Service & Engineering Co. Ltd.	9,254	283
	Kwang Dong Pharmaceutical Co. Ltd.	42,787	283
	GS Retail Co. Ltd.	8,613	279
*	Amicogen Inc.	8,149	277
*	Doosan Heavy Industries & Construction Co. Ltd.	26,433	271
*,^	Hyundai Merchant Marine Co. Ltd.	73,520	265
^	SFA Engineering Corp.	7,090	262
*	Samsung Pharmaceutical Co. Ltd.	105,665	261
*	Genexine Co. Ltd.	4,020	260
*	Pharmicell Co. Ltd.	16,212	259
*	SeAH Steel Corp.	4,272	259
^	KIWOOM Securities Co. Ltd.	3,278	255
^	Hyundai Wia Corp.	6,465	254
^	Hana Tour Service Inc.	3,906	249
*,^	Kumho Tire Co. Inc.	54,297	249
	DB Financial Investment Co. Ltd.	55,966	248
^	Kolon Industries Inc.	4,624	247
*	Daewoo Engineering & Construction Co. Ltd.	52,895	247
^	KISWIRE Ltd.	10,749	247
	Namyang Dairy Products Co. Ltd.	434	246
	Hansol Paper Co. Ltd.	15,861	245
^	Kolmar Korea Co. Ltd.	4,041	245
	Daewoong Pharmaceutical Co. Ltd.	1,404	245
	Seoul Semiconductor Co. Ltd.	11,359	243
	Taekwang Industrial Co. Ltd.	199	243
2	Orange Life Insurance Ltd.	8,998	243
	LOTTE Himart Co. Ltd.	5,257	239
^	Ssangyong Cement Industrial Co. Ltd.	39,905	238
	Sungwoo Hitech Co. Ltd.	64,126	238
	KISCO Corp.	46,073	238
*	Hugel Inc.	788	237
	Hanjin Kal Corp.	9,284	232
	SeAH Steel Holdings Corp.	4,873	229
	LOTTE Fine Chemical Co. Ltd.	5,575	228
	Cosmax Inc.	2,006	228
	Paradise Co. Ltd.	13,822	228
	Korean Reinsurance Co.	28,052	227
	Taeyoung Engineering & Construction Co. Ltd.	18,812	226
	LS Industrial Systems Co. Ltd.	4,746	225
*	SM Entertainment Co. Ltd.	5,163	224
*	NHN Entertainment Corp.	4,148	221
	Hyundai Livart Furniture Co. Ltd.	12,405	220
^	Ottogi Corp.	307	215
*	Seobu T&D	27,652	215
*,^	Komipharm International Co. Ltd.	10,238	211
	Hyundai Home Shopping Network Corp.	2,274	211
*,^	JYP Entertainment Corp.	8,113	210
^	SK Materials Co. Ltd.	1,471	206
*	Humax Co. Ltd.	33,540	204
	Dongwon F&B Co. Ltd.	829	201
	JB Financial Group Co. Ltd.	35,084	196
	Daewoong Co. Ltd.	11,845	196

	Chong Kun Dang Pharmaceutical Corp.	2,030	194
	NongShim Co. Ltd.	772	194
^	Cuckoo Holdings Co. Ltd.	1,713	193
	LG International Corp.	12,382	193
	Hyundai Greenfood Co. Ltd.	15,539	192
^	Hanssem Co. Ltd.	2,954	191
	Daeduck Electronics Co.	20,587	190
^	Grand Korea Leisure Co. Ltd.	8,051	187
	LVMC Holdings	76,154	186
	Hansol Holdings Co. Ltd.	41,256	186
^	Bukwang Pharmaceutical Co. Ltd.	8,781	184
	Doosan Corp.	1,725	183
	Green Cross Corp.	1,466	181
*	Pan Ocean Co. Ltd.	44,379	181
	Hyosung Corp.	2,867	181
	SK Chemicals Co. Ltd.	2,928	181
*,^	BH Co. Ltd.	11,537	179
^	Hyundai Construction Equipment Co. Ltd.	3,580	178
	WONIK IPS Co. Ltd.	8,495	176
	DoubleUGames Co. Ltd.	3,487	176
	E1 Corp.	3,206	175
	Green Cross Holdings Corp.	8,097	174
	Douzone Bizon Co. Ltd.	4,685	174
	GS Home Shopping Inc.	1,014	173
*	Cuckoo Homesys Co. Ltd.	1,087	173
*,^	Esmo Corp.	27,286	173
*	Medipost Co. Ltd.	2,408	171
*	Cafe24 Corp.	1,679	168
*,^	Studio Dragon Corp.	2,043	167
	Samyang Holdings Corp.	2,219	166
*,^	HLB Life Science CO Ltd.	11,518	166
*	Asiana Airlines Inc.	42,168	166
*	CrystalGenomics Inc.	10,250	166
^	Innocean Worldwide Inc.	2,612	165
	Iljin Materials Co. Ltd.	4,510	165
	SK Networks Co. Ltd.	30,571	163
*	Enzychem Lifesciences Corp.	1,879	163
*,^	Ecopro Co. Ltd.	5,513	162
^	Advanced Process Systems Corp.	6,612	160
	Huchems Fine Chemical Corp.	7,579	157
*,^	Sangsangin Co. Ltd.	9,884	156
	Daishin Securities Co. Ltd.	14,831	155
*,^	Telcon RF Pharmaceutical Inc.	20,867	154
	Daou Technology Inc.	7,947	152
	Doosan Bobcat Inc.	5,059	151
*,^	Naturecell Co. Ltd.	11,802	146
	SKC Co. Ltd.	4,069	142
^	Hansol Chemical Co. Ltd.	1,859	142
^	L&F Co. Ltd.	4,546	140
	Orion Holdings Corp.	8,252	140
^	Dentium Co. Ltd.	2,128	140
*	Osstem Implant Co. Ltd.	2,787	140
*	Hyosung TNC Co. Ltd.	899	139
	Shinsegae International Inc.	713	139
	Dong-A ST Co. Ltd.	1,528	139
	Meritz Financial Group Inc.	12,474	139
	Soulbrain Co. Ltd.	2,999	137

^	Hanjin Transportation Co. Ltd.	3,757	136
*,^	G-treeBNT Co. Ltd.	5,748	133
^	Samwha Capacitor Co. Ltd.	2,246	133
*,^	Inscobee Inc.	25,963	132
^	Feelux Co. Ltd.	12,362	132
	Korea Petrochemical Ind Co. Ltd.	862	132
^	YG Entertainment Inc.	3,272	128
	SKCKOLONPI Inc.	4,090	128
	Youngone Holdings Co. Ltd.	2,296	127
^	WeMade Entertainment Co. Ltd.	3,674	126
	KEPCO Engineering & Construction Co. Inc.	5,282	125
	LG Hausys Ltd.	1,962	124
	Dongsuh Cos. Inc.	7,129	123
	SL Corp.	6,678	121
	Modetour Network Inc.	5,428	121
*	CMG Pharmaceutical Co. Ltd.	28,197	121
*,^	Gamevil Inc.	2,389	120
*	Yuanta Securities Korea Co. Ltd.	38,496	119
*	Binex Co. Ltd.	11,366	118
	Daesang Corp.	5,170	117
	SK Gas Ltd.	1,580	117
	Dongkuk Steel Mill Co. Ltd.	15,616	117
	CJ Hello Co. Ltd.	12,615	117
^	BGF Co. Ltd.	16,233	116
*	Webzen Inc.	6,346	115
	Namhae Chemical Corp.	8,782	111
	LF Corp.	4,969	111
*	SK Securities Co. Ltd.	159,590	107
*,^	Foosung Co. Ltd.	14,322	107
	JW Pharmaceutical Corp.	2,884	105
*,^	iNtRON Biotechnology Inc.	5,970	104
*	Yungjin Pharmaceutical Co. Ltd.	17,777	104
	Hanwha General Insurance Co. Ltd.	21,067	103
	Sebang Global Battery Co. Ltd.	3,049	103
^	CJ CGV Co. Ltd.	2,668	103
	AK Holdings Inc.	2,228	102
	Lotte Chilsung Beverage Co. Ltd.	79	102
	SK Discovery Co. Ltd.	3,885	101
	NICE Information Service Co. Ltd.	10,929	101
*,^	Kolon Life Science Inc.	1,558	100
	Samchully Co. Ltd.	1,099	99
^	Youlchon Chemical Co. Ltd.	7,368	99
	Hite Jinro Co. Ltd.	6,473	99
*	KONA I Co. Ltd.	9,122	99
	Kumho Industrial Co. Ltd.	8,282	98
*	Agabang&Company	26,481	97
*	Hyosung Advanced Materials Corp.	931	96
	DB HiTek Co. Ltd.	8,062	94
	INTOPS Co. Ltd.	7,008	94
	Lotte Food Co. Ltd.	162	93
	Kolon Corp.	3,096	93
	LEENO Industrial Inc.	2,065	93
	Lock&Lock Co. Ltd.	5,144	93
*	Ilyang Pharmaceutical Co. Ltd.	3,501	92
	Ahnlab Inc.	2,032	92
	Tongyang Inc.	50,362	92
	Sam Young Electronics Co. Ltd.	8,042	90

	Dongwon Industries Co. Ltd.	415	88
*	Insun ENT Co. Ltd.	14,296	87
	Partron Co. Ltd.	10,577	86
	Songwon Industrial Co. Ltd.	4,340	86
	Binggrae Co. Ltd.	1,397	86
	Nexen Tire Corp.	9,585	85
	Eo Technics Co. Ltd.	1,839	84
*	Hyosung Chemical Corp.	663	84
^	LIG Nex1 Co. Ltd.	2,755	84
^	Caregen Co. Ltd.	1,328	84
	Dae Han Flour Mills Co. Ltd.	498	82
*,^	Able C&C Co. Ltd.	7,592	82
	HS Industries Co. Ltd.	14,294	81
	Maeil Dairies Co. Ltd.	1,169	81
^	Dawonsys Co. Ltd.	5,674	81
*	S&T Dynamics Co. Ltd.	12,190	80
^	SPC Samlip Co. Ltd.	758	80
*	Hyosung Heavy Industries Corp.	1,938	79
^	NS Shopping Co. Ltd.	6,400	78
	NICE Holdings Co. Ltd.	4,789	77
	F&F Co. Ltd.	1,973	76
^	IS Dongseo Co. Ltd.	2,765	75
	Handsome Co. Ltd.	2,264	75
^	Hankook Tire Worldwide Co. Ltd.	5,128	74
*	Neowiz	6,330	73
	Jeil Pharma Holdings Inc.	3,032	72
	GOLFZON Co. Ltd.	2,090	71
	Hanwha Corp. Preference Shares	5,082	70
	Huons Co. Ltd.	1,133	69
	Korea Electric Terminal Co. Ltd.	1,823	69
*,^	Toptec Co. Ltd.	6,950	69
^	JW Holdings Corp.	10,574	68
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	68
	Silicon Works Co. Ltd.	1,927	67
	Cosmax BTI Inc	3,588	67
	Hanil Cement Co. Ltd.	520	67
*	Wonik Holdings Co. Ltd.	17,538	67
*	Seegene Inc.	3,900	67
*,^	Duk San Neolux Co. Ltd.	4,300	66
^	Daekyo Co. Ltd.	11,162	66
*,^	DIO Corp.	2,745	65
*,^	Hyundai Electric & Energy System Co. Ltd.	2,592	65
*	Hanwha Investment & Securities Co. Ltd.	28,944	63
	Young Poong Corp.	91	63
*,^	Peptron Inc.	2,998	63
	Jusung Engineering Co. Ltd.	10,459	62
	Dongjin Semichem Co. Ltd.	7,670	60
*	Taihan Electric Wire Co. Ltd.	58,282	59
	Green Cross Cell Corp.	1,282	58
^	Hankook Shell Oil Co. Ltd.	194	58
^	S&T Motiv Co. Ltd.	1,871	57
	LG Electronics Inc. Preference Shares	2,321	57
	Samyang Corp.	1,042	57
^	Coreana Cosmetics Co. Ltd.	13,463	57
	Korea Asset In Trust Co. Ltd.	14,066	56
^	Vidente Co. Ltd.	9,421	56
	Mirae Asset Life Insurance Co. Ltd.	12,832	56

^	Hansae Co. Ltd.	2,942	54
*,^	GNCO Co. Ltd.	33,968	54
	Seah Besteel Corp.	3,350	54
	CJ Freshway Corp.	2,037	54
*	ATGen Co. Ltd.	4,640	53
	Lotte Confectionery Co. Ltd.	340	53
	Interpark Holdings Corp.	23,623	53
	It’s Hanbul Co. Ltd.	2,175	53
*	KTB Investment & Securities Co. Ltd.	17,627	52
*	Korea Line Corp.	2,370	51
*	Leaders Cosmetics Co. Ltd.	4,938	51
	iMarketKorea Inc.	7,080	51
*	SBS Media Holdings Co. Ltd.	24,983	51
	DongKook Pharmaceutical Co. Ltd.	967	49
	i-SENS Inc.	2,173	49
	Cell Biotech Co. Ltd.	1,908	49
	Lutronic Corp.	5,622	48
	Shinyoung Securities Co. Ltd.	878	47
	Vieworks Co. Ltd.	1,505	47
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	46
*	COSON Co. Ltd.	4,916	45
	InBody Co. Ltd.	2,162	45
	Sindoh Co. Ltd.	1,039	45
*	Eugene Investment & Securities Co. Ltd.	17,472	44
	Dong-A Socio Holdings Co. Ltd.	464	44
*	Ssangyong Motor Co.	9,829	44
^	Woongjin Thinkbig Co. Ltd.	14,612	44
*	Sam Chun Dang Pharm Co. Ltd.	997	41
	Daea TI Co. Ltd.	4,869	37
	TES Co. Ltd.	2,989	37
*,^	Homecast Co. Ltd.	8,376	37
	Posco ICT Co. Ltd.	6,926	36
	Kyobo Securities Co. Ltd.	4,032	36
	Aekyung Industrial Co. Ltd.	984	36
*	Aprogen pharmaceuticals Inc.	15,801	35
	ICD Co. Ltd.	4,187	35
	TK Corp.	3,025	35
*	NUTRIBIOTECH Co. Ltd.	2,426	34
*	Jenax Inc.	3,125	34
*	APS Holdings Corp.	8,569	34
*	Innox Advanced Materials Co. Ltd.	773	34
	KT Skylife Co. Ltd.	3,297	34
*,^	Interflex Co. Ltd.	3,142	32
	Byucksan Corp.	13,450	32
	ST Pharm Co. Ltd.	1,875	32
*,^	Naturalendo Tech Co. Ltd.	2,354	31
	KC Tech Co. Ltd.	2,755	30
	Huons Global Co. Ltd.	780	29
*	Cellumed Co. Ltd.	3,487	29
	Humedix Co. Ltd.	1,152	27
*	CUROCOM Co. Ltd.	21,142	27
	Hyundai Corp.	941	27
	Hancom Inc.	2,196	27
	Kolmar Korea Holdings Co. Ltd.	919	26
	KC Co. Ltd.	2,009	25
	Muhak Co. Ltd.	1,944	24
	Sung Kwang Bend Co. Ltd.	2,178	24

*	Jcontentree Corp.	5,010	22
	Hanil Holdings Co. Ltd.	426	22
*	KH Vatec Co. Ltd.	2,613	22
	Tongyang Life Insurance Co. Ltd.	4,930	22
	Maeil Holdings Co. Ltd.	2,124	21
*	Mezzion Pharma Co. Ltd.	244	20
*	G-SMATT GLOBAL Co. Ltd.	10,856	19
*	STCUBE	863	19
*	Taewoong Co. Ltd.	1,783	18
*	Lumens Co. Ltd.	5,290	15
*	Hansol Technics Co. Ltd.	1,961	13
*	Oscotec Inc.	559	12
*	LegoChem Biosciences Inc.	233	11
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	7
*,§	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*,§	CNK International Co. Ltd.	78	—
			295,797
Spain (0.9%)
	Banco Santander SA	5,421,979	25,715
*	Iberdrola SA (Madrid Shares)	2,049,066	16,937
	Telefonica SA	1,736,685	14,938
	Banco Bilbao Vizcaya Argentaria SA	2,480,338	14,721
	Amadeus IT Group SA	151,684	11,030
	Industria de Diseno Textil SA	382,474	10,699
*	Repsol SA	511,809	8,984
	CaixaBank SA	1,505,134	5,692
*	Ferrovial SA	160,730	3,604
2	Aena SME SA	20,819	3,599
	Grifols SA	129,712	3,384
*	ACS Actividades de Construccion y Servicios SA	80,916	3,349
	Red Electrica Corp. SA	136,948	3,156
	Naturgy Energy Group SA	98,984	2,767
	Endesa SA	100,863	2,523
	Enagas SA	78,427	2,286
	Banco de Sabadell SA	1,811,978	2,078
	Bankinter SA	213,046	1,664
2	Cellnex Telecom SA	55,638	1,568
	Banco Santander SA ADR	313,479	1,486
	Merlin Properties Socimi SA	102,879	1,380
	Grifols SA Preference Shares	70,224	1,314
	Bankia SA	382,878	1,116
*	Siemens Gamesa Renewable Energy SA	72,784	1,033
	Inmobiliaria Colonial Socimi SA	95,587	978
	Mapfre SA	328,833	915
	Viscofan SA	14,349	800
	Bolsas y Mercados Espanoles SHMSF SA	25,346	766
^	Acciona SA	7,692	732
	Prosegur Cia de Seguridad SA	110,684	599
	Acerinox SA	54,520	594
*	Masmovil Ibercom SA	25,600	558
	Grupo Catalana Occidente SA	13,963	553
	Cia de Distribucion Integral Logista Holdings SA	21,015	543
	Ebro Foods SA	24,959	514
	CIE Automotive SA	17,148	482
	Construcciones y Auxiliar de Ferrocarriles SA	10,044	453
	Applus Services SA	39,380	452
	Zardoya Otis SA	55,101	437

	Faes Farma SA	115,219	433
*,2	Neinor Homes SA	30,069	431
2	Gestamp Automocion SA	68,511	401
*	Almirall SA	22,375	380
*	Indra Sistemas SA	36,653	377
	Mediaset Espana Comunicacion SA	52,714	371
*	Iberdrola SA	45,032	371
*	Fomento de Construcciones y Contratas SA	23,977	355
	Ence Energia y Celulosa SA	44,717	347
*	Liberbank SA	694,714	343
	Corp Financiera Alba SA	6,779	336
2	Unicaja Banco SA	284,134	333
	Melia Hotels International SA	33,176	333
	Tecnicas Reunidas SA	11,845	303
*	Sacyr SA	119,184	288
*	Fluidra SA	25,091	285
2	Euskaltel SA	29,552	271
2	Prosegur Cash SA	100,619	235
	Lar Espana Real Estate Socimi SA	21,012	202
*	Promotora de Informaciones SA	100,092	194
*,2	Aedas Homes SAU	6,664	179
*,2	Metrovacesa SA	14,260	173
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	162
*,2	Global Dominion Access SA	31,040	162
^	Distribuidora Internacional de Alimentacion SA	144,674	71
*	Pharma Mar SA	40,605	60
*	Codere SA	11,412	53
^	Obrascon Huarte Lain SA	49,433	45
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 02/05/2019	80,916	44
	NH Hotel Group SA	7,070	35
	Vidrala SA	259	24
*	Sacyr SA Interim Line	3,405	8
*,§	Let’s GOWEX SA	3,921	—
			162,004
Sweden (0.9%)
	Telefonaktiebolaget LM Ericsson Class B	1,112,494	9,916
	Swedbank AB Class A	374,383	8,505
	Volvo AB Class B	545,078	7,855
	Investor AB Class B	177,461	7,805
	Sandvik AB	442,285	7,068
	Assa Abloy AB Class B	364,091	6,785
	Essity AB Class B	241,821	6,691
	Skandinaviska Enskilda Banken AB Class A	594,047	6,235
	Svenska Handelsbanken AB Class A	536,859	5,838
*	Atlas Copco AB Class A	222,706	5,810
	Telia Co. AB	1,212,768	5,285
^	Hennes & Mauritz AB Class B	328,685	5,114
	Hexagon AB Class B	102,319	5,011
*	Atlas Copco AB Class B	144,808	3,465
	Swedish Match AB	58,244	2,609
	Alfa Laval AB	106,798	2,421
	Tele2 AB	181,141	2,268
*	Boliden AB	88,168	2,207
	Skanska AB Class B	120,799	2,115
	Lundin Petroleum AB	62,990	2,015
	SKF AB	116,555	1,963
	Kinnevik AB	79,888	1,952

*	Epiroc AB Class A	187,431	1,800
	Electrolux AB Class B	75,477	1,786
	Svenska Cellulosa AB SCA Class B	192,330	1,692
	Castellum AB	88,152	1,671
	Elekta AB Class B	121,460	1,624
	Securitas AB Class B	98,410	1,582
	Trelleborg AB Class B	88,729	1,495
	Industrivarden AB Class A	66,745	1,411
*	Epiroc AB Class B	148,623	1,332
*	Fabege AB	89,744	1,310
*	Swedish Orphan Biovitrum AB	53,579	1,266
	Saab AB Class B	32,951	1,139
	Husqvarna AB	144,423	1,104
	Industrivarden AB	51,904	1,070
^	Nibe Industrier AB Class B	93,205	1,060
*	Fastighets AB Balder Class B	32,576	1,028
^	ICA Gruppen AB	25,763	906
	Investor AB Class A	20,000	879
	Loomis AB Class B	23,024	826
	Modern Times Group MTG AB Class B	24,466	824
	Getinge AB	69,547	785
*	AAK AB	53,850	775
	Indutrade AB	30,418	765
*	Holmen AB	35,630	764
	Hexpol AB	86,115	762
	BillerudKorsnas AB	59,033	745
	L E Lundbergforetagen AB Class B	23,292	719
2	Dometic Group AB	96,960	692
^	Intrum AB	23,125	661
*	Wihlborgs Fastigheter AB	48,317	630
2	Ahlsell AB	101,873	615
	Lifco AB Class B	15,257	611
	Peab AB	73,325	611
	SSAB AB Class B	182,468	611
2	Thule Group AB	29,547	603
	Wallenstam AB	57,901	583
	Axfood AB	32,159	563
	Hufvudstaden AB Class A	33,512	557
2	Bravida Holding AB	73,907	542
	NCC AB Class B	32,820	497
	Sweco AB Class B	24,037	493
	JM AB	22,497	455
2	Evolution Gaming Group AB	7,569	455
	Kungsleden AB	58,632	445
	AF AB	24,436	431
	Investment AB Latour Class B	33,367	415
*	SAS AB	149,557	404
	Pandox AB Class B	23,201	404
*	Betsson AB	43,587	401
	Avanza Bank Holding AB	8,523	388
2	Attendo AB	50,445	387
*	Vitrolife AB	19,390	343
	Hemfosa Fastigheter AB Preference Shares	17,061	320
	Bilia AB	34,873	307
	Bonava AB Class B	24,050	301
	Arjo AB	84,583	301
	Bure Equity AB	23,217	286

^	Mycronic AB	21,331	273
*	Nyfosa AB	50,489	273
	SSAB AB Class A	68,745	273
	Hemfosa Fastigheter AB	29,751	264
	Cloetta AB Class B	93,850	249
*	NetEnt AB	51,187	248
	Nolato AB Class B	5,301	244
2	Resurs Holding AB	36,406	240
	Nobia AB	38,056	221
	Atrium Ljungberg AB	11,330	207
	Ratos AB	70,826	203
*	Hembla AB Class B	11,132	203
	Concentric AB	13,287	192
	Klovern AB	153,834	187
2	Scandic Hotels Group AB	19,107	182
	Lindab International AB	21,286	172
	Klovern AB Preference Shares	4,687	166
*	Investment AB Oresund	10,840	166
	Oriflame Holding AG	6,960	155
	Sagax AB Preference Shares	35,778	139
*	SkiStar AB	11,188	136
	Svenska Handelsbanken AB Class B	10,104	117
	Haldex AB	15,892	112
	Mekonomen AB	13,700	109
^	Clas Ohlson AB	11,122	97
*	Radisson Hospitality AB	19,442	91
2	Munters Group AB	20,246	82
*	Collector AB	14,330	77
	Bonava AB Class A	1,921	24
*	Hansa Biopharma AB	894	24
	NCC AB Class A	1,486	22
	Sagax AB	3,641	13
			159,526
Switzerland (2.5%)
	Nestle SA	1,054,305	91,918
	Novartis AG	762,491	66,566
	Roche Holding AG	245,866	65,409
	UBS Group AG	1,226,062	15,894
	Zurich Insurance Group AG	47,578	14,932
	Cie Financiere Richemont SA	201,034	13,857
	ABB Ltd.	649,180	12,426
	Credit Suisse Group AG	873,623	10,619
	Swiss Re AG	109,137	10,467
	Givaudan SA	3,767	9,139
	Swiss Life Holding AG	20,205	8,336
	LafargeHolcim Ltd.	161,958	7,617
*	Sika AG	57,527	7,597
	Lonza Group AG	27,183	7,182
	SGS SA	2,527	6,100
	Geberit AG	15,347	6,000
	Swisscom AG	10,687	5,122
	Swatch Group AG (Bearer)	15,723	4,504
	Partners Group Holding AG	6,204	4,267
	Julius Baer Group Ltd.	79,324	3,188
	Sonova Holding AG	16,447	3,087
	Temenos AG	20,436	2,759
	Schindler Holding AG	12,523	2,664

	Straumann Holding AG	3,509	2,548
	Chocoladefabriken Lindt & Spruengli AG	34	2,495
	Adecco Group AG	47,778	2,394
	Kuehne & Nagel International AG	17,583	2,378
	Baloise Holding AG	14,953	2,316
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	346	2,200
	Roche Holding AG (Bearer)	7,982	2,098
	Swiss Prime Site AG	23,865	2,022
	Vifor Pharma AG	14,016	1,784
	Logitech International SA	44,050	1,607
	LafargeHolcim Ltd. (Paris Shares)	34,256	1,602
	Schindler Holding AG (Registered)	6,244	1,319
	Flughafen Zurich AG	7,352	1,299
	PSP Swiss Property AG	12,424	1,278
	Clariant AG	63,247	1,256
	BB Biotech AG	17,253	1,178
	Helvetia Holding AG	1,922	1,138
	Georg Fischer AG	1,266	1,122
	EMS-Chemie Holding AG	2,177	1,087
	Barry Callebaut AG	586	997
	Dufry AG	9,898	990
	Pargesa Holding SA	11,916	941
2	Sunrise Communications Group AG	10,033	846
2	VAT Group AG	7,981	826
	OC Oerlikon Corp. AG	63,389	819
	Cembra Money Bank AG	8,783	758
	Tecan Group AG	3,633	734
	Allreal Holding AG	4,466	724
	Mobimo Holding AG	2,938	720
	Belimo Holding AG	164	712
	Banque Cantonale Vaudoise	893	708
2	Galenica AG	14,906	681
^	ams AG	24,354	653
	dormakaba Holding AG	972	640
	Bucher Industries AG	2,048	625
	Panalpina Welttransport Holding AG	3,534	622
	DKSH Holding AG	8,264	619
	HBM HLTHCR-I	3,176	539
	Valiant Holding AG	4,857	525
^	Landis&Gyr Group AG	8,113	524
	Inficon Holding AG	977	520
	Sulzer AG	5,560	511
	Emmi AG	602	508
	Vontobel Holding AG	8,625	486
	Forbo Holding AG	345	481
*	Idorsia Ltd.	26,922	465
	Siegfried Holding AG	1,253	442
	SFS Group AG	5,340	430
	BKW AG	5,634	396
	Interroll Holding AG	207	374
	Huber & Suhner AG	4,778	369
	Daetwyler Holding AG	2,294	347
	Bachem Holding AG	2,991	344
*	Aryzta AG	305,283	344
	Conzzeta AG	385	335
^	Kudelski SA	49,765	332
	Zehnder Group AG	9,884	330

*	Ceva Logistics AG	10,890	329
	Burckhardt Compression Holding AG	1,205	310
	St. Galler Kantonalbank AG	608	304
	Fanhua Inc. ADR	11,557	298
	Komax Holding AG	1,091	289
	VZ Holding AG	1,060	281
	Kardex AG	1,827	241
	Schweiter Technologies AG	253	240
	Bobst Group SA	2,817	228
	LEM Holding SA	187	224
	Valora Holding AG	810	215
	Rieter Holding AG	1,485	206
	Comet Holding AG	2,281	203
*	COSMO Pharmaceuticals NV	2,263	202
	GAM Holding AG	44,025	192
	Intershop Holding AG	367	183
	Swatch Group AG (Registered)	3,154	175
	u-blox Holding AG	2,049	175
	Liechtensteinische Landesbank AG	2,615	171
	Bell Food Group AG	520	163
	Implenia AG	4,586	162
*	Basilea Pharmaceutica AG	3,005	159
	Ascom Holding AG	12,078	155
	Autoneum Holding AG	940	154
*,^	Meyer Burger Technology AG	159,539	152
	Ypsomed Holding AG	1,264	146
*	Arbonia AG	11,977	145
	Vetropack Holding AG	62	141
*	Leonteq AG	3,057	141
*	Alpiq Holding AG	1,744	135
	APG SGA SA	321	108
	Swissquote Group Holding SA	2,287	108
	Bossard Holding AG	682	108
*	VP Bank AG	742	104
	EFG International AG	15,830	94
*	Schmolz & Bickenbach AG	129,951	76
	ALSO Holding AG	582	75
*	Transocean Ltd. (Switzerland Shares)	8,480	74
*	Tamedia AG	133	15
			441,869
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,081,352	40,680
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,319,000	24,620
	Hon Hai Precision Industry Co. Ltd.	4,403,521	10,207
	Formosa Plastics Corp.	2,055,873	6,880
	CTBC Financial Holding Co. Ltd.	9,576,715	6,521
	Nan Ya Plastics Corp.	2,494,423	6,233
	Fubon Financial Holding Co. Ltd.	3,589,880	5,264
	Formosa Chemicals & Fibre Corp.	1,431,259	4,981
	Uni-President Enterprises Corp.	2,057,992	4,877
	Largan Precision Co. Ltd.	38,020	4,834
	Cathay Financial Holding Co. Ltd.	3,356,549	4,827
	Chunghwa Telecom Co. Ltd. ADR	135,704	4,763
	MediaTek Inc.	586,086	4,749
	Delta Electronics Inc.	750,471	3,750
	China Steel Corp.	3,801,390	3,170
	Mega Financial Holding Co. Ltd.	3,352,769	2,927

	E.Sun Financial Holding Co. Ltd.	3,117,410	2,185
	First Financial Holding Co. Ltd.	3,071,348	2,048
	Catcher Technology Co. Ltd.	264,310	2,035
	Yuanta Financial Holding Co. Ltd.	3,574,965	2,000
	President Chain Store Corp.	184,137	1,956
	ASE Technology Holding Co. Ltd.	965,636	1,942
	Taiwan Mobile Co. Ltd.	487,800	1,743
	Taiwan Cement Corp.	1,404,825	1,741
	Taiwan Cooperative Financial Holding Co. Ltd.	2,859,576	1,734
	Asustek Computer Inc.	216,169	1,685
	Hua Nan Financial Holdings Co. Ltd.	2,735,370	1,652
	Yageo Corp.	139,473	1,525
	Quanta Computer Inc.	817,450	1,506
	Formosa Petrochemical Corp.	420,140	1,492
	Chailease Holding Co. Ltd.	393,609	1,470
	China Development Financial Holding Corp.	4,284,580	1,407
	Taishin Financial Holding Co. Ltd.	3,027,050	1,350
	Far Eastern New Century Corp.	1,239,279	1,216
	Walsin Technology Corp.	202,968	1,174
	Far EasTone Telecommunications Co. Ltd.	494,000	1,159
	Chang Hwa Commercial Bank Ltd.	1,934,099	1,134
	SinoPac Financial Holdings Co. Ltd.	3,241,756	1,106
	United Microelectronics Corp.	2,875,180	1,098
	Pegatron Corp.	624,954	1,068
	Pou Chen Corp.	838,524	1,017
	Innolux Corp.	2,868,885	989
	Chunghwa Telecom Co. Ltd.	279,000	979
	Lite-On Technology Corp.	635,988	950
	Novatek Microelectronics Corp.	176,025	925
	Asia Cement Corp.	732,264	880
	Advantech Co. Ltd.	114,266	862
	Shin Kong Financial Holding Co. Ltd.	2,911,837	836
	Cheng Shin Rubber Industry Co. Ltd.	559,379	793
	Compal Electronics Inc.	1,265,323	759
	Realtek Semiconductor Corp.	138,420	759
	Eclat Textile Co. Ltd.	65,166	749
	China Life Insurance Co. Ltd.	819,954	747
	Inventec Corp.	919,554	718
	Win Semiconductors Corp.	138,151	705
	AU Optronics Corp. ADR	176,018	674
	Feng TAY Enterprise Co. Ltd.	104,235	664
	Globalwafers Co. Ltd.	66,000	653
	Foxconn Technology Co. Ltd.	330,514	645
*	Tatung Co. Ltd.	698,000	623
	Vanguard International Semiconductor Corp.	278,000	617
	Wistron Corp.	859,151	602
	WPG Holdings Ltd.	466,440	598
	Airtac International Group	49,884	588
	TA Chen Stainless Pipe	398,524	580
	Taiwan High Speed Rail Corp.	556,000	569
	Hiwin Technologies Corp.	70,177	569
	Nanya Technology Corp.	277,324	563
	Acer Inc.	843,551	550
	Walsin Lihwa Corp.	937,000	544
	Synnex Technology International Corp.	427,498	534
	Accton Technology Corp.	148,000	533
	Elan Microelectronics Corp.	185,400	523

	Giant Manufacturing Co. Ltd.	102,881	516
	Micro-Star International Co. Ltd.	209,000	516
	Powertech Technology Inc.	210,000	493
	Chroma ATE Inc.	120,000	483
	Nien Made Enterprise Co. Ltd.	56,000	483
	Makalot Industrial Co. Ltd.	74,712	469
	Merida Industry Co. Ltd.	92,400	459
	TCI Co. Ltd.	30,481	448
	Highwealth Construction Corp.	278,540	439
	Simplo Technology Co. Ltd.	57,640	423
	Eva Airways Corp.	849,472	415
	Winbond Electronics Corp.	829,726	412
	Ruentex Industries Ltd.	151,961	410
	International CSRC Investment Holdings Co.	286,237	409
	Phison Electronics Corp.	49,000	407
	Taiwan Business Bank	1,118,869	406
	AU Optronics Corp.	1,030,000	404
	Macronix International	606,903	402
	Sino-American Silicon Products Inc.	178,000	392
	Chipbond Technology Corp.	167,000	371
	Feng Hsin Steel Co. Ltd.	194,000	370
	Tripod Technology Corp.	136,000	366
*	Unizyx Holding Corp.	809,000	362
	Ruentex Development Co. Ltd.	235,793	361
	Chicony Electronics Co. Ltd.	155,231	343
	Radiant Opto-Electronics Corp.	116,314	334
	Zhen Ding Technology Holding Ltd.	125,700	330
	Formosa Taffeta Co. Ltd.	286,000	330
	CTCI Corp.	214,000	329
	Teco Electric and Machinery Co. Ltd.	527,000	322
	Voltronic Power Technology Corp.	18,615	321
	Merry Electronics Co. Ltd.	59,798	314
	United Microelectronics Corp. ADR	164,278	310
	Iron Force Industrial Co. Ltd.	110,000	307
	Unimicron Technology Corp.	406,000	304
	Hotai Motor Co. Ltd.	31,000	300
*	TaiMed Biologics Inc.	52,000	293
	Grape King Bio Ltd.	43,000	293
*	China Petrochemical Development Corp.	824,350	290
*	PharmaEssentia Corp.	50,000	288
	Silergy Corp.	19,000	287
	Parade Technologies Ltd.	17,000	282
	Qisda Corp.	433,000	280
	Taiwan Fertilizer Co. Ltd.	195,000	277
	Standard Foods Corp.	168,400	276
	Taiwan Glass Industry Corp.	636,842	274
	E Ink Holdings Inc.	254,000	272
	Zeng Hsing Industrial Co. Ltd.	59,000	269
	Evergreen Marine Corp. Taiwan Ltd.	668,410	263
	Eternal Materials Co. Ltd.	321,919	263
	Chlitina Holding Ltd.	27,400	263
	St. Shine Optical Co. Ltd.	14,000	263
	King Yuan Electronics Co. Ltd.	331,000	256
	King Slide Works Co. Ltd.	22,000	247
	Tung Ho Steel Enterprise Corp.	378,000	244
	China Airlines Ltd.	686,000	238
	Genius Electronic Optical Co. Ltd.	30,714	236

*	HTC Corp.	192,491	234
	King’s Town Bank Co. Ltd.	244,000	234
	Ability Enterprise Co. Ltd.	514,000	233
	Nan Kang Rubber Tire Co. Ltd.	268,493	232
	Epistar Corp.	264,044	229
	Waterland Financial Holdings Co. Ltd.	703,450	228
	Taiwan Secom Co. Ltd.	80,675	228
	Sanyang Motor Co. Ltd.	343,000	227
	General Interface Solution Holding Ltd.	63,000	221
	United Integrated Services Co. Ltd.	71,200	220
	Poya International Co. Ltd.	21,450	218
*	Medigen Biotechnology Corp.	118,000	217
	Taichung Commercial Bank Co. Ltd.	623,530	214
	China Steel Chemical Corp.	48,000	214
	Wisdom Marine Lines Co. Ltd.	223,706	213
	Grand Pacific Petrochemical	257,000	211
	Compeq Manufacturing Co. Ltd.	306,000	211
	Gloria Material Technology Corp.	342,000	208
	Gigabyte Technology Co. Ltd.	155,000	207
	China Motor Corp.	262,000	205
	Oriental Union Chemical Corp.	236,000	205
	TSRC Corp.	220,925	203
	ASMedia Technology Inc.	10,000	202
	Bizlink Holding Inc.	33,616	201
	Gourmet Master Co. Ltd.	28,245	198
*	Kuo Toong International Co. Ltd.	264,643	198
	Yungtay Engineering Co. Ltd.	101,000	198
	Elite Material Co. Ltd.	74,000	197
	Hota Industrial Manufacturing Co. Ltd.	48,936	195
	China Bills Finance Corp.	427,000	194
	Great Wall Enterprise Co. Ltd.	168,097	192
*	United Renewable Energy Co. Ltd.	700,195	191
	LandMark Optoelectronics Corp.	21,600	188
	Cheng Loong Corp.	293,000	188
	Taiwan Union Technology Corp.	59,000	187
	Test Rite International Co. Ltd.	254,000	187
	ASPEED Technology Inc.	9,000	186
	eMemory Technology Inc.	19,000	184
*	OBI Pharma Inc.	31,000	183
	FLEXium Interconnect Inc.	73,154	182
	Global Unichip Corp.	27,000	182
	Formosan Rubber Group Inc.	365,890	181
	Getac Technology Corp.	120,000	180
	Far Eastern Department Stores Ltd.	335,115	180
	Lien Hwa Industrial Corp.	181,581	180
	Rich Development Co. Ltd.	605,000	180
	Ardentec Corp.	181,903	180
	Jih Sun Financial Holdings Co. Ltd.	605,079	179
	Wafer Works Corp.	156,436	179
	Kenda Rubber Industrial Co. Ltd.	180,413	176
	Taiwan Paiho Ltd.	77,000	176
	Clevo Co.	182,628	176
*	AmTRAN Technology Co. Ltd.	460,000	176
	Far Eastern International Bank	509,136	175
	HannStar Display Corp.	775,265	175
	Wan Hai Lines Ltd.	336,000	173
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	173

	Chong Hong Construction Co. Ltd.	61,152	169
	Cub Elecparts Inc.	18,509	169
	Ginko International Co. Ltd.	22,000	168
	Holy Stone Enterprise Co. Ltd.	44,200	167
	ITEQ Corp.	82,000	166
	Yulon Finance Corp.	50,000	166
	Ton Yi Industrial Corp.	389,000	165
	Flytech Technology Co. Ltd.	68,853	165
	Everlight Chemical Industrial Corp.	309,240	164
	Chilisin Electronics Corp.	58,326	161
	Coretronic Corp.	107,400	161
*	Tong-Tai Machine & Tool Co. Ltd.	267,560	157
	Lealea Enterprise Co. Ltd.	470,000	155
	ChipMOS Technologies Inc.	188,683	154
	Center Laboratories Inc.	57,533	154
	Firich Enterprises Co. Ltd.	107,132	154
	Shinkong Synthetic Fibers Corp.	396,000	154
	Huaku Development Co. Ltd.	65,000	153
	YFY Inc.	403,000	153
	Taiwan Styrene Monomer	190,450	151
	China Man-Made Fiber Corp.	466,416	151
	Taiyen Biotech Co. Ltd.	150,000	151
*	Asia Pacific Telecom Co. Ltd.	646,152	150
	Greatek Electronics Inc.	112,000	150
	Cleanaway Co. Ltd.	27,000	150
*	Mercuries Life Insurance Co. Ltd.	410,156	149
	Hung Sheng Construction Ltd.	160,800	149
	TTY Biopharm Co. Ltd.	56,541	148
	Kinpo Electronics	405,000	148
	Tong Yang Industry Co. Ltd.	115,000	147
	Visual Photonics Epitaxy Co. Ltd.	65,250	147
	Yulon Motor Co. Ltd.	244,000	147
*	AGV Products Corp.	644,440	146
	Advanced Ceramic X Corp.	18,000	146
	Prince Housing & Development Corp.	412,050	146
	Asia Optical Co. Inc.	59,000	145
	Sinbon Electronics Co. Ltd.	51,499	144
	Evergreen International Storage & Transport Corp.	326,000	144
	Capital Securities Corp.	477,220	143
	Wistron NeWeb Corp.	57,400	142
	Taiwan Surface Mounting Technology Corp.	92,250	141
	Primax Electronics Ltd.	84,000	141
	Holtek Semiconductor Inc.	60,000	141
	Machvision Inc.	10,006	139
*	Pan Jit International Inc.	142,000	138
	Tainan Spinning Co. Ltd.	345,543	136
*	Ritek Corp.	374,425	136
	BES Engineering Corp.	560,000	135
	UPC Technology Corp.	334,314	135
	Charoen Pokphand Enterprise	75,000	134
	WT Microelectronics Co. Ltd.	98,986	133
*	CMC Magnetics Corp.	575,021	132
	Taiwan Cogeneration Corp.	155,000	130
	Lung Yen Life Service Corp.	67,000	129
	Chin-Poon Industrial Co. Ltd.	105,000	128
	Mitac Holdings Corp.	141,036	128
	Career Technology MFG. Co. Ltd.	141,636	126

	Everlight Electronics Co. Ltd.	125,000	125
	China Metal Products	101,000	125
	China General Plastics Corp.	161,256	124
	China Chemical & Pharmaceutical Co. Ltd.	202,000	122
	SDI Corp.	49,000	122
	U-Ming Marine Transport Corp.	121,000	121
	Shin Zu Shing Co. Ltd.	41,000	120
	TPK Holding Co. Ltd.	70,958	120
	Transcend Information Inc.	55,000	120
	momo.com Inc.	16,000	119
	Dynapack International Technology Corp.	77,000	119
	Namchow Holdings Co. Ltd.	64,000	117
	ScinoPharm Taiwan Ltd.	133,245	117
*	XinTec Inc.	89,000	114
	Darfon Electronics Corp.	77,000	114
*	Microbio Co. Ltd.	234,000	112
	Faraday Technology Corp.	76,800	111
	Syncmold Enterprise Corp.	48,750	111
	Tyntek Corp.	194,000	111
	Tong Hsing Electronic Industries Ltd.	30,000	110
	CHC Healthcare Group	104,268	108
	Lotes Co. Ltd.	15,198	108
	Long Chen Paper Co. Ltd.	214,591	108
*	Unity Opto Technology Co. Ltd.	378,000	107
	Aten International Co. Ltd.	35,000	107
	YungShin Global Holding Corp.	81,400	107
	Run Long Construction Co. Ltd.	57,000	106
	Nan Ya Printed Circuit Board Corp.	89,000	106
	Unitech Printed Circuit Board Corp.	210,120	106
	Sunny Friend Environmental Technology Co. Ltd.	13,000	106
*	Wei Chuan Foods Corp.	152,000	106
	Sinyi Realty Inc.	103,358	106
	Chun Yuan Steel	315,000	105
	Xxentria Technology Materials Corp.	44,000	105
	Rechi Precision Co. Ltd.	120,000	104
	Depo Auto Parts Ind Co. Ltd.	45,000	102
*	PChome Online Inc.	22,587	101
	Kindom Construction Corp.	147,000	100
	Sitronix Technology Corp.	27,000	99
	Yieh Phui Enterprise Co. Ltd.	299,153	98
*	Federal Corp.	276,612	98
	Kung Long Batteries Industrial Co. Ltd.	19,000	98
	Ennoconn Corp.	11,556	97
	Sampo Corp.	205,600	96
	Bank of Kaohsiung Co. Ltd.	304,966	95
	China Electric Manufacturing Corp.	306,000	94
	Sercomm Corp.	44,000	93
	Hong Pu Real Estate Development Co. Ltd.	144,000	93
	President Securities Corp.	212,549	92
	Kinsus Interconnect Technology Corp.	62,000	92
	Sporton International Inc.	16,802	91
	Taiwan TEA Corp.	174,000	90
	Goldsun Building Materials Co. Ltd.	315,000	90
	CyberTAN Technology Inc.	178,000	89
	Cathay Real Estate Development Co. Ltd.	130,200	88
	Foxsemicon Integrated Technology Inc.	18,900	88
	Egis Technology Inc.	13,000	87

	USI Corp.	222,645	87
	Supreme Electronics Co. Ltd.	90,000	87
	Adlink Technology Inc.	55,168	86
	Farglory Land Development Co. Ltd.	70,000	86
	YC INOX Co. Ltd.	103,000	85
	AcBel Polytech Inc.	126,000	84
	Lingsen Precision Industries Ltd.	278,000	83
	Gemtek Technology Corp.	102,000	83
	Advanced International Multitech Co. Ltd.	68,000	83
	Nan Liu Enterprise Co. Ltd.	16,000	83
	Sonix Technology Co. Ltd.	88,000	83
	Hsin Kuang Steel Co. Ltd.	78,000	83
*	Yang Ming Marine Transport Corp.	281,030	83
	Pixart Imaging Inc.	27,000	83
	Test Research Inc.	51,000	82
	Sigurd Microelectronics Corp.	87,000	82
	Mercuries & Associates Holding Ltd.	143,929	81
	Darwin Precisions Corp.	142,000	81
	Casetek Holdings Ltd.	49,877	81
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	34,000	80
*	Shining Building Business Co. Ltd.	235,560	80
	Taiwan Semiconductor Co. Ltd.	41,000	77
	Systex Corp.	36,000	76
	Formosa International Hotels Corp.	17,058	76
	Yulon Nissan Motor Co. Ltd.	10,000	75
*	D-Link Corp.	184,212	75
	Asia Vital Components Co. Ltd.	90,000	74
	Long Bon International Co. Ltd.	130,174	74
*	Silicon Integrated Systems Corp.	249,000	73
	Concraft Holding Co. Ltd.	18,700	73
	TA-I Technology Co. Ltd.	41,000	72
*	Radium Life Tech Co. Ltd.	152,393	71
	Elite Semiconductor Memory Technology Inc.	66,000	71
	Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	70
*	Ichia Technologies Inc.	155,000	69
	Taiwan PCB Techvest Co. Ltd.	68,000	68
	Kinik Co.	36,000	68
	Hu Lane Associate Inc.	23,000	68
	Elite Advanced Laser Corp.	30,412	66
	Advanced Wireless Semiconductor Co.	46,000	66
*	Taiwan Land Development Corp.	243,731	66
	Sunplus Technology Co. Ltd.	171,000	66
	Swancor Holding Co. Ltd.	22,000	65
	OptoTech Corp.	107,427	65
*	Phihong Technology Co. Ltd.	193,000	64
	IEI Integration Corp.	54,342	63
	A-DATA Technology Co. Ltd.	46,190	63
	Wah Lee Industrial Corp.	38,000	62
	Infortrend Technology Inc.	164,000	62
*	Dynamic Electronics Co. Ltd.	222,000	61
	International Games System Co. Ltd.	12,000	61
	TXC Corp.	55,000	61
	Topco Scientific Co. Ltd.	26,047	61
	FocalTech Systems Co. Ltd.	80,923	61
	Chaun-Choung Technology Corp.	13,000	60
	Quanta Storage Inc.	59,000	60
	PharmaEngine Inc.	17,038	60

*	Cheng Mei Materials Technology Corp.	143,000	58
	Chunghwa Precision Test Tech Co. Ltd.	4,000	57
	MIN AIK Technology Co. Ltd.	111,400	57
	L&K Engineering Co. Ltd.	65,000	56
	Senao International Co. Ltd.	49,000	55
	Cheng Uei Precision Industry Co. Ltd.	70,000	55
	Asia Polymer Corp.	122,836	55
	Wowprime Corp.	20,665	55
	Toung Loong Textile Manufacturing	44,000	55
	Altek Corp.	61,600	54
	Ho Tung Chemical Corp.	251,141	53
*	CSBC Corp. Taiwan	61,678	53
	Posiflex Technology Inc.	15,169	53
	KEE TAI Properties Co. Ltd.	131,000	52
	FSP Technology Inc.	84,000	51
	Pan-International Industrial Corp.	80,000	50
	Taiflex Scientific Co. Ltd.	40,800	49
*	HannsTouch Solution Inc.	186,000	49
*	Orient Semiconductor Electronics Ltd.	120,606	48
	Chung Hwa Pulp Corp.	152,421	48
	Pharmally International Holding Co. Ltd.	8,325	48
	Huang Hsiang Construction Corp.	55,000	47
	Sincere Navigation Corp.	93,000	46
	Basso Industry Corp.	29,200	46
	Nien Hsing Textile Co. Ltd.	54,945	46
*	TWi Pharmaceuticals Inc.	23,000	46
	Jentech Precision Industrial Co. Ltd.	16,000	45
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	44
	Lextar Electronics Corp.	74,000	43
	TYC Brother Industrial Co. Ltd.	53,000	42
	ITE Technology Inc.	37,000	41
	Jess-Link Products Co. Ltd.	46,750	41
	Concord Securities Co. Ltd.	165,635	40
*	ALI Corp.	105,000	40
*	Etron Technology Inc.	127,000	39
*	WUS Printed Circuit Co. Ltd.	69,700	37
	Lite-On Semiconductor Corp.	38,000	37
	Soft-World International Corp.	16,000	36
	Ta Ya Electric Wire & Cable	107,000	36
	Globe Union Industrial Corp.	65,000	36
	Sheng Yu Steel Co. Ltd.	56,000	36
	Li Cheng Enterprise Co. Ltd.	24,447	34
	Weltrend Semiconductor	41,600	33
	Yeong Guan Energy Technology Group Co. Ltd.	15,000	33
	Alpha Networks Inc.	55,000	32
*	Lotus Pharmaceutical Co. Ltd.	11,000	30
	Brogent Technologies Inc.	5,266	30
	Elitegroup Computer Systems Co. Ltd.	73,000	30
	Global Brands Manufacture Ltd.	67,000	29
	Zinwell Corp.	43,000	28
	Universal Cement Corp.	43,124	27
*	Motech Industries Inc.	85,447	25
	Tung Thih Electronic Co. Ltd.	12,000	25
	Cyberlink Corp.	11,000	25
	Johnson Health Tech Co. Ltd.	21,105	24
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	21
*	Li Peng Enterprise Co. Ltd.	75,600	19

	Global Mixed Mode Technology Inc.	9,000	19
	Arcadyan Technology Corp.	6,000	19
	Gigasolar Materials Corp.	6,400	18
*	Gold Circuit Electronics Ltd.	41,000	18
*,§	XPEC Entertainment Inc.	21,468	9
*	Gigastorage Corp.	34,000	9
*	E-Ton Solar Tech Co. Ltd.	32,789	5
	Tsann Kuen Enterprise Co. Ltd.	2,000	1
*	TWi Biotechnology Inc.	1,382	1
			252,103
Thailand (0.4%)
*	PTT PCL	5,884,280	9,163
*	CP ALL PCL (Local)	1,809,900	4,511
*	Siam Commercial Bank PCL (Local)	767,900	3,275
	Airports of Thailand PCL	1,381,650	3,060
	Kasikornbank PCL (Foreign)	426,783	2,766
	Siam Cement PCL NVDR	162,800	2,439
	Kasikornbank PCL	342,200	2,196
*	Bangkok Dusit Medical Services PCL (Local)	2,556,100	1,933
	Advanced Info Service PCL (Foreign)	243,300	1,396
*	Siam Cement PCL	83,206	1,246
*	Central Pattana PCL	416,400	1,066
	Charoen Pokphand Foods PCL (Foreign)	1,207,700	1,055
	PTT Exploration & Production PCL (Foreign)	266,781	1,054
	Central Pattana PCL (Foreign)	401,800	1,028
*	Minor International PCL	763,960	951
	Siam Cement PCL (Foreign)	63,100	945
*	Energy Absolute PCL	538,100	821
*	Indorama Ventures PCL	529,800	817
*	PTT Global Chemical PCL	369,300	807
*	Bangkok Expressway & Metro PCL (Local)	2,149,509	717
	CP ALL PCL (Foreign)	287,300	716
*	Digital Telecommunications Infrastructure Fund	1,467,229	714
*	Banpu PCL (Local)	1,320,600	704
*	PTT Exploration and Production PCL (Local)	175,700	694
*	Bumrungrad Hospital PCL	114,200	680
*	BTS Group Holdings PCL	1,984,400	636
	Bangkok Bank PCL (Foreign)	89,698	636
	PTT Global Chemical PCL (Foreign)	281,815	616
*	Intouch Holdings PCL	347,200	604
*	Advanced Info Service PCL (Local)	103,600	594
	Siam Commercial Bank PCL	133,800	571
	Thai Oil PCL (Foreign)	241,000	557
*	Gulf Energy Development PCL	198,700	555
	Siam Commercial Bank PCL (Foreign)	126,300	539
	Land & Houses PCL NVDR	1,482,900	509
*	True Corp. PCL	3,059,853	501
*	Ratchaburi Electricity Generating Holding PCL (Local)	275,100	489
	Thai Union Frozen Products PCL (Foreign)	755,580	453
	Krung Thai Bank PCL (Foreign)	687,175	436
*	Home Product Center PCL	867,800	434
	Home Product Center PCL (Foreign)	838,798	420
	Intouch Holdings PCL NVDR	237,596	413
*	Krungthai Card PCL	433,000	410
*	Univentures PCL	1,764,900	403
	Krung Thai Bank PCL NVDR	633,000	402
*	Berli Jucker PCL (Local)	256,200	401

	Minor International PCL (Foreign)	317,423	395
*	Muangthai Capital PCL	251,300	383
	Bangkok Bank PCL	53,100	366
*	Italian-Thai Development PCL	4,395,600	360
*	Krung Thai Bank PCL	565,700	359
*	Glow Energy PCL	116,300	344
*	Samart Corp. PCL	1,588,600	342
*	Electricity Generating PCL	40,600	341
*	BTS Rail Mass Transit Growth Infrastructure Fund	881,600	336
	Electricity Generating PCL (Foreign)	37,200	312
*	WHA Corp. PCL	2,165,800	306
*	Bangchak Corp. PCL	288,900	299
*	Tisco Financial Group PCL	111,400	296
^	Total Access Communication PCL (Foreign)	187,000	288
*	Central Plaza Hotel PCL	207,300	286
	Bangkok Dusit Medical Services PCL (Foreign)	375,500	284
*	Delta Electronics Thailand PCL	123,900	276
	IRPC PCL (Foreign)	1,491,200	275
*	Sino-Thai Engineering & Construction PCL	376,100	274
*	Thanachart Capit	158,200	273
*	IRPC PCL	1,439,200	266
*	Srisawad Corp. PCL	169,459	266
*	Thai Airways International PCL	610,800	261
*	CH Karnchang PCL	302,700	250
	TMB Bank PCL (Foreign)	3,532,900	249
*	Siam Global House PCL	414,688	249
*	Jasmine Broadband Internet Infrastructure Fund	766,700	248
*	Robinson PCL	112,700	246
*	TOA Paint Thailand PCL	210,600	241
*	Bangkok Land PCL	4,444,600	239
*	Global Power Synergy PCL	118,600	239
*	VGI Global Media PCL	947,000	236
*	Jasmine International PCL	1,429,000	234
	Tisco Financial Group PCL NVDR	83,500	222
*	KCE Electronics PCL	259,200	218
*	TMB Bank PCL	2,997,500	211
*	LPN Development PCL (Local)	928,800	210
*	Quality Houses PCL	2,203,983	209
	IMPACT Growth REIT	322,700	207
*	AP Thailand PCL	921,500	207
*	Siam City Cement PCL (Local)	27,700	206
*	Supalai PCL	327,800	203
*	Thaicom PCL	772,100	197
*	Sri Trang Agro-Industry PCL	402,000	196
	BTS Group Holdings PCL NVDR	604,800	194
*	Kiatnakin Bank PCL (Local)	88,100	194
*	Thai Vegetable Oil PCL	206,400	192
*	Chularat Hospital PCL	2,926,280	192
	Bumrungrad Hospital PCL (Foreign)	30,900	184
*	B Grimm Power PCL	191,700	183
	MBK PCL	287,800	182
*	Hana Microelectronics PCL	163,000	180
*	TTW PCL	437,300	178
*	Sansiri PCL (Local)	4,053,100	175
*	Land & Houses PCL	508,200	174
	U City PCL	2,194,325	173
*,2	Star Petroleum Refining PCL	484,700	170

*	BCPG PCL	313,500	169
*	BEC World PCL	944,900	165
	Kiatnakin Bank PCL (Foreign)	74,800	164
*	Bangkok Airways PCL	419,900	164
*	Bangkok Chain Hospital PCL	297,200	155
*	Major Cineplex Group PCL	203,500	154
	Thanachart Cap-f	88,900	153
*	MK Restaurants Group PCL	62,900	151
*	TPI Polene Power PCL	688,700	141
*	GFPT PCL	289,300	135
*	TPI Polene PCL	1,930,500	132
	Unique Engineering & Construction PCL	382,500	126
*	Thai Oil PCL	54,500	126
*	Esso Thailand PCL	357,200	125
	Bangkok Expressway & Metro PCL (Foreign)	373,048	124
*	Amata Corp. PCL	158,800	115
*	Thai Union Group PCL	183,500	110
	Bangkok Life Assurance PCL NVDR	123,500	109
	Berli Jucker PCL (Foreign)	67,984	106
*	Gunkul Engineering PCL	987,583	99
*	Carabao Group PCL	77,400	96
*	Vibhavadi Medical Center PCL	1,430,100	93
*	Origin Property PCL	389,400	93
*	Beauty Community PCL	369,400	92
*,§	Pruksa Real Estate PCL	210,700	90
*	Banpu Power PCL	117,600	87
*	CK Power PCL	529,000	82
^	Thoresen Thai Agencies PCL (Foreign)	476,652	79
*	SPCG PCL	126,400	77
*	Super Energy Corp. PCL	3,838,700	71
	Banpu PCL	132,528	71
*	Thaifoods Group PCL	649,700	70
	Thanachart Capital PCL NVDR	38,600	66
*	Tipco Asphalt PCL	140,500	65
	LPN Development PCL (Foreign)	268,700	61
*	Workpoint Entertainment PCL	67,400	54
*	Pruksa Holding PCL	94,600	54
	Hana Microelectronics PCL (Foreign)	46,600	52
*	Bangkok Life Assurance PCL	50,940	45
*	Thai Airways International PCL (Foreign)	104,374	45
*	PTG Energy PCL	127,400	43
*	Group Lease PCL	149,700	40
*,^	BEC World PCL (Foreign)	225,100	39
*	Total Access Communication PCL (Local)	25,400	39
*	Taokaenoi Food & Marketing PCL	123,500	38
^	WHA Corp. PCL (Foreign)	262,802	37
	Delta Electronics Thailand PCL (Foreign)	16,000	36
*,§	Inter Far East Energy Corp.	351,100	35
*	Precious Shipping PCL	125,400	33
	Supalai PCL (Foreign)	52,800	33
*	Cal-Comp Electronics Thailand PCL	591,550	32
	True Corp. PCL (Foreign)	196,601	32
^	CK Power PCL (Foreign)	179,860	28
*	Thoresen Thai Agencies PCL	143,500	24
	Sri Trang Agro-Industry PCL (Foreign)	38,696	19
	VGI Global Media PCL (Foreign)	71,450	18
*	Precious Shipping PCL (Foreign)	62,700	16

*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	544,600	13
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	7,600	5
*	BTS Group Holdings PCL Warrants Exp. 11/29/2019	191,711	4
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	3
*	VGI Global Media PCL (F)Warrants Exp. 12/31/2022	203,690	3
*,^	Group Lease PCL (Foreign)	6,259	2
*	BTS Group Holdings PCL - NVDR Warrants Exp. 12/31/19	67,199	1
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	767,740	1
*	Samart Corp. PCL Warrants Exp. 05/08/2021	42,966	1
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	2,960	1
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	—
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	24,210	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
*	Thoresen Thai Agencies PCL Expire 2/28/2019	53,346	—
			74,351
Turkey (0.1%)
	BIM Birlesik Magazalar AS	130,735	2,285
	Turkiye Garanti Bankasi AS	837,676	1,470
	Akbank T.A.S.	809,415	1,112
	Tupras Turkiye Petrol Rafinerileri AS	40,858	1,099
	Turkcell Iletisim Hizmetleri AS	331,134	930
	KOC Holding AS	268,233	899
	Eregli Demir ve Celik Fabrikalari TAS	421,050	692
*	Turk Hava Yollari AO	166,592	496
	Haci Omer Sabanci Holding AS (Bearer)	268,197	487
	Tat Gida Sanayi AS	501,130	432
	Turkiye Is Bankasi AS	375,252	413
	Tekfen Holding AS	74,320	354
	Petkim Petrokimya Holding AS	267,186	298
	TAV Havalimanlari Holding AS	47,557	257
	Turkiye Vakiflar Bankasi TAO	270,158	250
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	246
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	245
	Turkiye Halk Bankasi AS	163,616	241
	Ulker Biskuvi Sanayi AS	62,695	224
	Turkiye Sise ve Cam Fabrikalari AS	161,616	213
	Ford Otomotiv Sanayi AS	17,563	204
	Alarko Holding AS	403,110	201
*	Sok Marketler Ticaret AS	80,871	171
	Soda Sanayii AS	118,534	165
	Enka Insaat ve Sanayi AS	169,819	163
	Tofas Turk Otomobil Fabrikasi AS	37,311	152
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	144
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	296,019	129
	Arcelik AS	35,788	128
*	Yapi ve Kredi Bankasi AS	316,975	120
*	Vakif Gayrimenkul Yatirim Ortakligi AS	268,431	108
*	Turk Telekomunikasyon AS	106,702	104
	EGE Endustri VE Ticaret AS	1,374	104
	Aksigorta AS	132,563	100
*	Zorlu Enerji Elektrik Uretim AS	328,267	93
	Turkiye Sinai Kalkinma Bankasi AS	560,984	92
	Coca-Cola Icecek AS	13,694	88
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	265,111	85
*	Koza Altin Isletmeleri AS	8,052	84
	Trakya Cam Sanayii AS	116,933	82
*	Bizim Toptan Satis Magazalari AS	60,606	82

	AG Anadolu Grubu Holding AS	31,736	79
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	77
*	Aksa Enerji Uretim AS Class B	123,798	72
*	Sasa Polyester Sanayi AS	38,322	64
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	64
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	7,388	59
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	60,773	58
*	Sekerbank Turk AS	205,730	48
*	Logo Yazilim Sanayi Ve Ticaret AS	6,831	43
*	Bera Holding AS	102,172	42
*	Dogan Sirketler Grubu Holding AS	168,390	37
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	35
*	NET Holding AS	95,198	34
*,2	MLP Saglik Hizmetleri AS	13,316	34
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	31
	Aygaz AS	12,065	28
*	Afyon Cimento Sanayi TAS	30,263	28
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	26
*	Pegasus Hava Tasimaciligi AS	4,428	26
*	Akenerji Elektrik Uretim AS	169,037	22
*	Migros Ticaret AS	6,467	21
	Aksa Akrilik Kimya Sanayii AS	11,842	20
	Is Gayrimenkul Yatirim Ortakligi AS	91,844	19
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	13
	Kordsa Teknik Tekstil AS	6,928	12
	Turk Traktor ve Ziraat Makineleri AS	1,534	11
	Konya Cimento Sanayii AS	267	10
	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	9
	Albaraka Turk Katilim Bankasi AS	32,421	8
	Dogus Otomotiv Servis ve Ticaret AS	7,386	7
*,§	Asya Katilim Bankasi AS	147,465	—
			16,279
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	1,210,082	4,862
	Emirates Telecommunications Group Co. PJSC	557,470	2,586
	Abu Dhabi Commercial Bank PJSC	599,754	1,530
	Emaar Properties PJSC	1,074,375	1,267
	DP World Ltd.	51,276	912
	Dubai Islamic Bank PJSC	569,309	791
	Aldar Properties PJSC	1,217,482	528
	Arabtec Holding PJSC	861,342	507
	Air Arabia PJSC	1,534,711	418
	Al Waha Capital PJSC	684,263	336
	Emaar Development PJSC	270,876	295
	Dana Gas PJSC	1,186,473	290
	Dubai Investments PJSC	659,013	237
	Emaar Malls PJSC	526,538	225
*	Eshraq Properties Co. PJSC	1,713,206	223
	Abu Dhabi National Oil Co. for Distribution PJSC	345,208	217
	Orascom Construction Ltd. (New York Shares)	29,541	193
	RAK Properties PJSC	1,393,336	176
	DAMAC Properties Dubai Co. PJSC	473,801	169
	Amanat Holdings PJSC	389,761	117
	Dubai Financial Market PJSC	426,230	97
	National Central Cooling Co. PJSC	134,628	64
*	DXB Entertainments PJSC	666,893	49
*	Amlak Finance PJSC	421,186	43

*	Deyaar Development PJSC	361,379	37
*	Union Properties PJSC	154,253	17
*,§	Drake & Scull International PJSC	114,862	12
			16,198
United Kingdom (5.4%)
	HSBC Holdings plc	7,004,563	58,981
	Royal Dutch Shell plc Class A	1,592,744	49,376
	BP plc	6,921,071	47,279
	Royal Dutch Shell plc Class B	1,293,662	40,167
	GlaxoSmithKline plc	1,753,011	34,052
	AstraZeneca plc	454,776	32,945
	Diageo plc	845,532	32,271
	British American Tobacco plc	704,819	24,845
	Rio Tinto plc	402,219	22,252
	Unilever plc	393,702	20,683
	Lloyds Banking Group plc	25,431,205	19,388
	Prudential plc	929,720	18,182
	Vodafone Group plc	9,677,863	17,651
	Reckitt Benckiser Group plc	221,123	17,014
	BHP Group plc	750,444	16,767
	Glencore plc	4,112,077	16,721
	Barclays plc	6,561,210	13,676
	National Grid plc	1,210,227	13,179
	Compass Group plc	583,623	12,489
	Imperial Brands plc	369,079	12,251
	Tesco plc	3,672,062	10,750
	RELX NV (London Shares)	442,611	9,804
	BT Group plc	3,150,982	9,609
	Anglo American plc	371,032	9,482
	Aviva plc	1,709,255	9,296
	Experian plc	369,908	9,288
	CRH plc	317,909	9,148
	Standard Chartered plc	1,128,023	9,098
	Legal & General Group plc	2,652,699	9,038
	BAE Systems plc	1,305,086	8,780
	Rolls-Royce Holdings plc	646,076	7,510
	London Stock Exchange Group plc	123,366	7,419
	Smith & Nephew plc	365,048	6,877
	Ferguson plc	97,095	6,502
	SSE plc	418,576	6,435
*	RELX plc	272,638	6,026
	Royal Bank of Scotland Group plc	1,813,626	5,753
	WPP plc	477,847	5,468
	Ashtead Group plc	191,571	4,859
	Informa plc	543,504	4,828
	Bunzl plc	144,934	4,570
	Whitbread plc	70,019	4,487
	3i Group plc	395,997	4,420
	Melrose Industries plc	1,850,328	4,101
	British American Tobacco plc ADR	114,073	4,025
*	InterContinental Hotels Group plc	66,150	3,759
	Intertek Group plc	57,289	3,697
	Associated British Foods plc	117,042	3,673
*	Standard Life Aberdeen plc	1,109,881	3,669
	Centrica plc	1,919,659	3,450
	Burberry Group plc	142,323	3,364
	Persimmon plc	102,872	3,209

	Carnival plc	55,104	3,118
	Pearson plc	255,821	3,041
*	Worldpay Inc. Class A	35,808	3,015
	Mondi plc	123,635	2,990
	Next plc	45,774	2,911
	Sage Group plc	350,049	2,877
	DCC plc	33,999	2,783
	International Consolidated Airlines Group SA (London Shares)	325,695	2,751
	Segro plc	318,497	2,707
	Rentokil Initial plc	608,107	2,686
	Johnson Matthey plc	67,203	2,685
	Croda International plc	42,157	2,669
	Smiths Group plc	135,222	2,568
	Land Securities Group plc	222,245	2,527
	United Utilities Group plc	225,385	2,465
	Smurfit Kappa Group plc	83,522	2,417
	Halma plc	131,097	2,411
*	Just Eat plc	260,953	2,385
	Barratt Developments plc	326,577	2,310
	Taylor Wimpey plc	1,053,722	2,285
	British Land Co. plc	302,516	2,279
	RSA Insurance Group plc	337,630	2,277
	Coca-Cola HBC AG	66,475	2,234
	Kingfisher plc	762,975	2,229
	St. James’s Place plc	180,551	2,226
	ITV plc	1,305,323	2,216
	Spirax-Sarco Engineering plc	25,037	2,106
	Severn Trent plc	79,845	2,098
	Paddy Power Betfair plc	25,220	2,071
	Wm Morrison Supermarkets plc	666,927	2,051
	Direct Line Insurance Group plc	449,769	1,988
	TUI AG	125,683	1,903
	Berkeley Group Holdings plc	38,618	1,901
	Marks & Spencer Group plc	499,521	1,890
	Hargreaves Lansdown plc	87,356	1,876
	J Sainsbury plc	498,841	1,868
*	Ocado Group plc	143,561	1,868
2	Auto Trader Group plc	307,149	1,843
	Meggitt plc	271,245	1,837
	DS Smith plc	409,928	1,818
	Admiral Group plc	65,857	1,791
	Rightmove plc	284,830	1,764
	Hiscox Ltd.	93,838	1,746
	Bellway plc	46,576	1,732
	Weir Group plc	85,992	1,702
	GVC Holdings plc	188,469	1,661
	John Wood Group plc	219,867	1,561
*	Phoenix Group Holdings plc	177,067	1,476
	Travis Perkins plc	90,912	1,461
	Micro Focus International plc	76,614	1,461
	Pennon Group plc	143,496	1,437
	RPC Group plc	136,202	1,418
*	BTG plc	127,494	1,392
	Tate & Lyle plc	152,879	1,380
	SSP Group plc	154,345	1,351
	easyJet plc	81,356	1,348
	G4S plc	509,727	1,307

	Derwent London plc	30,662	1,304
	Investec plc	199,812	1,284
	Spectris plc	37,421	1,278
	IMI plc	101,242	1,272
*	Cobham plc	883,672	1,251
	BBA Aviation plc	400,320	1,242
	Antofagasta plc	108,377	1,239
	Beazley plc	187,574	1,217
	Howden Joinery Group plc	182,708	1,212
	Hammerson plc	245,007	1,198
	Intermediate Capital Group plc	88,819	1,186
	Schroders plc	34,265	1,175
	Rotork plc	322,771	1,165
*	Tullow Oil plc	425,952	1,144
	B&M European Value Retail SA	260,874	1,111
	Cineworld Group plc	321,698	1,104
	IG Group Holdings plc	130,596	1,088
	Royal Mail plc	305,430	1,076
	Hikma Pharmaceuticals plc	50,363	1,066
	HomeServe plc	85,769	1,061
	NMC Health plc	31,030	1,050
	Jardine Lloyd Thompson Group plc	42,078	1,049
	Dechra Pharmaceuticals plc	33,301	1,035
	Inchcape plc	136,312	1,026
	Evraz plc	154,357	1,011
	Balfour Beatty plc	277,520	998
	Britvic plc	86,231	996
2	Merlin Entertainments plc	223,162	989
2	John Laing Group plc	211,890	988
	UNITE Group plc	82,326	983
	Electrocomponents plc	135,963	971
	Close Brothers Group plc	48,881	953
	Polymetal International plc	82,680	943
	CYBG plc	402,359	926
2	ConvaTec Group plc	486,309	912
2	Quilter plc	565,721	912
	Cranswick plc	24,040	911
	Man Group plc	483,052	905
	WH Smith plc	33,293	855
	TP ICAP plc	204,075	844
*	Capita plc	541,902	826
	Greene King plc	104,512	824
	AVEVA Group plc	23,044	824
	Shaftesbury plc	70,788	819
	Hays plc	409,542	812
	Tritax Big Box REIT plc	442,373	811
	Victrex plc	26,511	796
	Ascential plc	156,559	782
	Fresnillo plc	58,206	769
	QinetiQ Group plc	192,638	767
	Great Portland Estates plc	79,418	763
	Capital & Counties Properties plc	228,253	747
	National Express Group plc	143,158	739
	Vesuvius plc	97,860	723
	Drax Group plc	136,579	721
	Inmarsat plc	146,486	711
	Daily Mail & General Trust plc	87,693	698

	JD Sports Fashion plc	113,569	691
	Aggreko plc	74,935	683
	Big Yellow Group plc	52,830	665
	Greggs plc	32,468	661
	Petrofac Ltd.	91,059	656
	Bodycote plc	65,682	656
	Elementis plc	273,738	655
	Renishaw plc	10,638	652
	Moneysupermarket.com Group plc	159,747	635
	Safestore Holdings plc	83,119	629
	Greencore Group plc	246,778	626
	Ashmore Group plc	117,860	626
	BCA Marketplace plc	236,595	623
	Assura plc	791,591	622
	UDG Healthcare plc	81,522	621
	Bovis Homes Group plc	46,255	615
	William Hill plc	264,272	612
	Redrow plc	79,938	610
	IWG plc	206,593	608
	Pagegroup plc	103,701	601
	Entertainment One Ltd.	114,943	595
	Grafton Group plc	61,147	590
*	Serco Group plc	399,905	580
	Centamin plc	374,696	580
	Rhi Magnesita NV	10,273	575
	KAZ Minerals plc	72,293	565
2	Countryside Properties plc	139,852	563
	Diploma plc	33,683	562
*	Provident Financial plc	81,356	561
	Dixons Carphone plc	309,638	561
	Grainger plc	186,961	560
	Jupiter Fund Management plc	129,109	555
	Genus plc	18,846	551
	Babcock International Group plc	78,314	545
	Saga plc	378,835	542
	Brewin Dolphin Holdings plc	137,346	540
	Lancashire Holdings Ltd.	70,631	523
	Mediclinic International plc	125,420	518
	Workspace Group plc	41,522	518
	AG Barr plc	51,519	510
	Rathbone Brothers plc	16,596	504
*	Firstgroup plc	412,086	501
	Coats Group plc	430,209	496
	Games Workshop Group plc	12,321	489
*	Cairn Energy plc	198,661	487
	Domino’s Pizza Group plc	139,808	487
	Paragon Banking Group plc	88,196	480
	Playtech plc	91,694	466
	LondonMetric Property plc	188,148	463
	Savills plc	42,139	461
2	Sophos Group plc	103,846	460
	Essentra plc	92,683	454
2	Ibstock plc	141,222	450
*,2	Wizz Air Holdings plc	11,267	447
	Senior plc	148,334	440
	Synthomer plc	92,013	433
	Northgate plc	85,531	417

	Sanne Group plc	63,239	415
*,^	Sirius Minerals plc	1,601,334	414
*,^	Metro Bank plc	28,900	413
	Intu Properties plc	268,035	407
	Go-Ahead Group plc	16,971	401
	Marshalls plc	59,852	399
	OneSavings Bank plc	80,438	397
	Just Group plc	292,671	390
	Hill & Smith Holdings plc	26,108	379
	Crest Nicholson Holdings plc	74,364	368
	Ultra Electronics Holdings plc	21,821	367
	Dairy Crest Group plc	57,313	364
	Hansteen Holdings plc	288,177	348
*	Indivior plc	233,216	347
	SIG plc	220,272	345
	Restaurant Group plc	175,938	344
*	EI Group plc	127,165	335
	Telecom Plus plc	18,074	335
	Primary Health Properties plc	220,486	333
	J D Wetherspoon plc	20,870	332
	Kier Group plc	48,999	332
	UK Commercial Property REIT Ltd.	280,203	327
	Marston’s plc	256,497	319
	Hunting plc	43,378	318
	Dunelm Group plc	33,308	316
	Morgan Advanced Materials plc	90,162	315
	Polypipe Group plc	60,737	315
	Stagecoach Group plc	150,857	307
	Softcat plc	33,596	307
2	Hastings Group Holdings plc	111,051	306
	TalkTalk Telecom Group plc	207,546	304
	Pets at Home Group plc	172,559	299
	Galliford Try plc	31,872	297
	Computacenter plc	20,756	285
	Ferrexpo plc	82,626	281
	Chesnara plc	62,121	280
	Picton Property Income Ltd.	239,762	280
	NewRiver REIT plc	96,297	279
	Daejan Holdings plc	3,636	278
2	McCarthy & Stone plc	157,594	276
	Bank of Georgia Group plc	13,513	271
	IntegraFin Holdings plc	60,208	270
2	Equiniti Group plc	97,712	265
	St. Modwen Properties plc	48,958	264
	F&C Commercial Property Trust Ltd.	145,117	247
*,2	Avast plc	63,028	237
*	Premier Oil plc	237,527	230
	AA plc	208,955	228
	Card Factory plc	95,290	226
	International Personal Finance plc	76,661	207
	Thomas Cook Group plc	453,002	206
	Redefine International plc	502,206	204
*	Sports Direct International plc	54,487	199
*	Vectura Group plc	199,977	195
	TBC Bank Group plc	10,275	194
	Helical plc	43,735	193
*	Georgia Capital plc	13,513	192

	Chemring Group plc	93,517	189
	Ted Baker plc	7,651	188
	Halfords Group plc	61,629	187
	ITE Group plc	221,320	187
*	Mitchells & Butlers plc	47,962	178
	Schroder REIT Ltd.	234,122	178
	De La Rue plc	32,227	178
	Keller Group plc	25,893	176
	NCC Group plc	101,450	171
	Devro plc	83,283	170
	Lookers plc	116,883	166
	Stobart Group Ltd.	81,472	164
2	Charter Court Financial Services Group plc	44,540	162
	Hochschild Mining plc	64,093	159
*,^	AO World plc	101,244	158
	888 Holdings plc	70,142	155
^,2	Amigo Holdings plc	48,385	154
	Mitie Group plc	98,196	150
2	Spire Healthcare Group plc	87,431	143
	Superdry plc	20,701	140
	Gocompare.Com Group plc	140,473	137
	Dignity plc	13,885	134
	KCOM Group plc	145,954	133
*	Bank of Cyprus Holdings plc	102,881	132
*	Premier Foods plc	239,782	126
*	Ophir Energy plc	175,526	125
	RPS Group plc	70,942	125
*	Acacia Mining plc	43,908	113
*	Petra Diamonds Ltd.	224,917	97
	Soco International plc	99,429	96
	PZ Cussons plc	39,815	94
2	Bakkavor Group plc	46,001	89
	Rank Group plc	34,276	71
	Renewi plc	179,451	60
	N Brown Group plc	41,889	48
*,2	Alfa Financial Software Holdings plc	25,977	48
*	Allied Minds plc	50,534	45
2	CMC Markets plc	28,615	45
*	Nostrum Oil & Gas plc	15,445	28
*	Tritax Big Box REIT plc Rights Exp. 2/8/19	57,700	7
*,§,^	Afren plc	141,140	—
*,§	Carillion plc	88,745	—
			952,957
United States (53.9%)
Basic Materials (1.3%)
	DowDuPont Inc.	808,495	43,505
	Linde plc (XNYS)	104,291	17,000
	Linde plc (XETR)	90,518	14,681
	Ecolab Inc.	84,470	13,361
	Air Products & Chemicals Inc.	78,938	12,977
	LyondellBasell Industries NV Class A	114,828	9,987
	PPG Industries Inc.	91,004	9,595
	Nucor Corp.	133,313	8,164
	International Paper Co.	165,059	7,829
	Newmont Mining Corp.	202,484	6,907
	Freeport-McMoRan Inc.	557,711	6,492
	International Flavors & Fragrances Inc.	42,037	5,960

	Celanese Corp. Class A	61,011	5,842
	Eastman Chemical Co.	58,584	4,723
	FMC Corp.	55,296	4,413
	Mosaic Co.	131,988	4,261
	CF Industries Holdings Inc.	84,655	3,695
	Avery Dennison Corp.	27,030	2,823
	Albemarle Corp.	34,459	2,782
	Steel Dynamics Inc.	74,700	2,733
	RPM International Inc.	42,500	2,429
	Chemours Co.	56,664	2,026
	Royal Gold Inc.	23,000	2,010
*	Alcoa Corp.	64,964	1,928
	Reliance Steel & Aluminum Co.	21,700	1,777
*	Axalta Coating Systems Ltd.	65,503	1,678
	Huntsman Corp.	68,800	1,512
	WR Grace & Co.	20,900	1,484
	Ashland Global Holdings Inc.	18,915	1,436
	United States Steel Corp.	61,895	1,395
*	Ingevity Corp.	13,839	1,302
	Versum Materials Inc.	33,364	1,227
	Olin Corp.	51,610	1,219
	Cleveland-Cliffs Inc.	107,500	1,151
	Scotts Miracle-Gro Co.	13,291	988
	Quaker Chemical Corp.	4,600	941
	NewMarket Corp.	2,300	923
	Peabody Energy Corp.	25,300	903
	Sensient Technologies Corp.	14,200	891
	Domtar Corp.	19,000	891
	Cabot Corp.	18,800	882
	PolyOne Corp.	27,000	874
	Balchem Corp.	10,500	872
	Carpenter Technology Corp.	17,900	846
	Southern Copper Corp.	24,901	837
	Westlake Chemical Corp.	10,900	806
	HB Fuller Co.	15,900	785
*	Platform Specialty Products Corp.	69,587	782
*	Univar Inc.	37,503	781
	Minerals Technologies Inc.	12,500	732
	Kaiser Aluminum Corp.	6,700	672
	Commercial Metals Co.	37,500	654
	Trinseo SA	13,218	648
*	GCP Applied Technologies Inc.	25,600	645
	Stepan Co.	6,971	613
	Worthington Industries Inc.	15,500	585
	Compass Minerals International Inc.	11,000	575
	Innospec Inc.	7,600	534
	Arch Coal Inc. Class A	5,700	502
	Hecla Mining Co.	181,912	491
*	CONSOL Energy Inc.	12,834	456
*	Ferro Corp.	26,100	435
	Materion Corp.	9,132	429
	Neenah Inc.	5,900	411
	Schweitzer-Mauduit International Inc.	12,200	391
*	AdvanSix Inc.	11,499	364
*	Coeur Mining Inc.	70,200	362
*	Constellium NV Class A	42,700	352
	US Silica Holdings Inc.	25,078	338

*	AK Steel Holding Corp.	91,692	270
	Orion Engineered Carbons SA	9,500	262
*	Kraton Corp.	9,200	259
	Innophos Holdings Inc.	8,546	256
	Tronox Ltd. Class A	27,400	240
	Rayonier Advanced Materials Inc.	15,900	230
	PH Glatfelter Co.	15,200	194
	Schnitzer Steel Industries Inc.	8,000	194
*	TimkenSteel Corp.	14,100	179
*	Koppers Holdings Inc.	6,000	137
*	Century Aluminum Co.	14,500	133
	Tredegar Corp.	8,100	132
	Nexa Resources SA	11,400	101
*	Venator Materials plc	14,800	69
	Ferroglobe plc	20,700	47
*,§	Ferroglobe R&W Trust	10,400	—
			236,198
Consumer Goods (4.3%)
	Procter & Gamble Co.	879,027	84,800
	Coca-Cola Co.	1,313,802	63,233
	PepsiCo Inc.	496,250	55,912
	Philip Morris International Inc.	546,231	41,907
	NIKE Inc. Class B	441,863	36,180
	Altria Group Inc.	659,738	32,558
	Mondelez International Inc. Class A	498,084	23,041
	Colgate-Palmolive Co.	292,913	18,946
	General Motors Co.	468,379	18,276
*,^	Tesla Inc.	48,703	14,953
	Kimberly-Clark Corp.	124,659	13,885
	Activision Blizzard Inc.	271,890	12,844
	Ford Motor Co.	1,385,386	12,191
	Estee Lauder Cos. Inc. Class A	79,111	10,792
*	Electronic Arts Inc.	111,042	10,243
	VF Corp.	121,589	10,234
	Constellation Brands Inc. Class A	58,761	10,204
	Kraft Heinz Co.	210,880	10,135
	Archer-Daniels-Midland Co.	222,054	9,970
	General Mills Inc.	223,626	9,938
*	Monster Beverage Corp.	162,105	9,279
	Aptiv plc	102,648	8,123
	Clorox Co.	51,193	7,596
	Tyson Foods Inc. Class A	113,147	7,006
	Genuine Parts Co.	69,007	6,888
	Brown-Forman Corp. Class B	137,688	6,506
	Church & Dwight Co. Inc.	98,368	6,356
	Hershey Co.	58,294	6,185
	McCormick & Co. Inc.	49,855	6,164
	Kellogg Co.	100,681	5,941
	Lennar Corp. Class A	119,506	5,667
	DR Horton Inc.	143,858	5,531
*	Lululemon Athletica Inc.	36,394	5,379
	JM Smucker Co.	45,858	4,810
*	Take-Two Interactive Software Inc.	44,564	4,704
	Tapestry Inc.	111,230	4,306
	Conagra Brands Inc.	186,197	4,029
	Hormel Foods Corp.	94,796	4,012
	Hasbro Inc.	44,285	4,010

	Lamb Weston Holdings Inc.	53,692	3,882
	Molson Coors Brewing Co. Class B	57,087	3,803
	Lear Corp.	22,151	3,410
	Newell Brands Inc.	143,182	3,037
	PVH Corp.	26,886	2,934
	BorgWarner Inc.	68,223	2,790
*	Mohawk Industries Inc.	21,378	2,753
*	NVR Inc.	1,033	2,748
	Whirlpool Corp.	20,508	2,728
	Coca-Cola European Partners plc	56,040	2,666
*	LKQ Corp.	99,948	2,621
	Bunge Ltd.	45,756	2,520
*	US Foods Holding Corp.	74,022	2,496
	PulteGroup Inc.	88,396	2,458
	Garmin Ltd.	35,336	2,445
	Ingredion Inc.	23,300	2,307
	Autoliv Inc.	28,703	2,292
*,^	Wayfair Inc.	20,800	2,277
*	Herbalife Nutrition Ltd.	36,262	2,165
*	Middleby Corp.	17,900	2,105
*	Campbell Soup Co.	57,963	2,054
	Fortune Brands Home & Security Inc.	44,150	2,000
	Ralph Lauren Corp. Class A	17,159	1,993
	Jefferies Financial Group Inc.	93,220	1,940
	Harley-Davidson Inc.	52,608	1,939
*	Capri Holdings Ltd.	45,600	1,937
*	WABCO Holdings Inc.	16,900	1,930
*	Post Holdings Inc.	20,572	1,909
	Gentex Corp.	85,578	1,813
	Pool Corp.	12,000	1,799
	Hanesbrands Inc.	116,400	1,745
	Leggett & Platt Inc.	40,412	1,655
	Toll Brothers Inc.	43,972	1,624
	Goodyear Tire & Rubber Co.	74,509	1,579
	Keurig Dr Pepper Inc.	57,784	1,573
*	Skechers U.S.A. Inc. Class A	57,605	1,565
	Polaris Industries Inc.	18,200	1,527
*	Under Armour Inc.	74,005	1,402
	Valvoline Inc.	61,577	1,361
	Brunswick Corp.	26,200	1,318
	Nu Skin Enterprises Inc. Class A	19,800	1,300
	Coty Inc. Class A	166,727	1,294
*,^	Mattel Inc.	108,661	1,287
*	Darling Ingredients Inc.	59,400	1,263
*	Deckers Outdoor Corp.	9,500	1,220
	Carter’s Inc.	14,300	1,185
*,^	Under Armour Inc. Class A	55,100	1,143
	Flowers Foods Inc.	57,982	1,140
*	Nomad Foods Ltd.	60,500	1,109
*	Zynga Inc. Class A	237,951	1,066
	Thor Industries Inc.	15,800	1,029
*	TreeHouse Foods Inc.	17,331	1,011
*	Helen of Troy Ltd.	8,500	986
	Wolverine World Wide Inc.	28,600	981
	Lancaster Colony Corp.	5,900	939
	Energizer Holdings Inc.	19,360	918
	Steven Madden Ltd.	26,925	879

*	Tempur Sealy International Inc.	16,211	860
*,^	Veoneer Inc.	28,418	847
	Sanderson Farms Inc.	6,600	812
	Columbia Sportswear Co.	8,900	794
*	iRobot Corp.	8,800	790
	Dana Inc.	44,500	784
	Spectrum Brands Holdings Inc.	13,157	735
*	Visteon Corp.	9,500	730
*	Fox Factory Holding Corp.	12,300	730
	J&J Snack Foods Corp.	4,700	725
*	Dorman Products Inc.	8,400	722
*	Edgewell Personal Care Co.	17,560	693
	WD-40 Co.	3,800	691
*	Taylor Morrison Home Corp. Class A	36,536	691
*	Crocs Inc.	23,700	681
	HNI Corp.	16,400	637
*	Cavco Industries Inc.	3,800	632
*	Boston Beer Co. Inc. Class A	2,500	623
	Herman Miller Inc.	18,074	619
	LCI Industries	7,500	618
	Adient plc	31,060	613
	Cooper Tire & Rubber Co.	17,400	612
*	Welbilt Inc.	43,500	610
*	TRI Pointe Group Inc.	43,000	578
*	Meritor Inc.	27,800	575
	La-Z-Boy Inc.	19,400	575
*	Meritage Homes Corp.	12,700	573
	KB Home	26,600	570
	Tenneco Inc. Class A	15,500	538
	B&G Foods Inc.	20,100	536
	Delphi Technologies plc	29,177	523
*	American Axle & Manufacturing Holdings Inc.	34,943	516
	Steelcase Inc. Class A	30,400	502
*	Gentherm Inc.	11,700	498
*	USANA Health Sciences Inc.	4,100	480
	Tupperware Brands Corp.	17,500	477
*	Fitbit Inc. Class A	77,300	477
*	Hain Celestial Group Inc.	25,800	473
	MDC Holdings Inc.	14,246	469
	Inter Parfums Inc.	7,000	465
	Medifast Inc.	3,600	458
	Callaway Golf Co.	28,097	458
*	G-III Apparel Group Ltd.	13,100	457
*	Central Garden & Pet Co. Class A	12,500	445
*	LGI Homes Inc.	7,300	433
	Coca-Cola Consolidated Inc.	2,000	432
*	Cooper-Standard Holdings Inc.	5,600	428
	Cal-Maine Foods Inc.	10,100	426
	Universal Corp.	7,374	425
*	Avon Products Inc.	179,225	419
	Nutrisystem Inc.	9,600	417
	Calavo Growers Inc.	4,900	399
*	Sleep Number Corp.	10,900	392
	Oxford Industries Inc.	4,900	375
	Knoll Inc.	18,400	371
*	Garrett Motion Inc.	23,197	370
*	Hostess Brands Inc. Class A	31,000	356

	Vector Group Ltd.	31,901	351
	ACCO Brands Corp.	39,442	348
^	Tootsie Roll Industries Inc.	9,897	343
	Interface Inc. Class A	20,700	340
	Winnebago Industries Inc.	11,700	335
	Fresh Del Monte Produce Inc.	10,395	332
*	Pilgrim’s Pride Corp.	16,000	324
	National Beverage Corp.	3,800	319
	Andersons Inc.	9,050	317
*	American Woodmark Corp.	4,267	298
	National Presto Industries Inc.	2,400	287
	Sturm Ruger & Co. Inc.	5,200	283
*	Modine Manufacturing Co.	17,100	250
	Acushnet Holdings Corp.	10,700	246
*	Adecoagro SA	30,400	232
*	American Outdoor Brands Corp.	17,300	209
*,^	GoPro Inc. Class A	41,603	205
*	Vista Outdoor Inc.	20,262	202
	Dean Foods Co.	33,650	140
	Camping World Holdings Inc. Class A	9,700	138
	Ethan Allen Interiors Inc.	6,700	127
	Changyou.com Ltd. ADR	4,100	83
			758,428
Consumer Services (7.3%)
*	Amazon.com Inc.	144,910	249,061
	Home Depot Inc.	404,970	74,324
	Comcast Corp. Class A	1,608,126	58,809
	Walt Disney Co.	517,072	57,664
*	Netflix Inc.	148,202	50,315
	McDonald’s Corp.	273,853	48,959
	Walmart Inc.	500,581	47,971
	Costco Wholesale Corp.	153,647	32,977
*	Booking Holdings Inc.	16,791	30,775
	CVS Health Corp.	450,285	29,516
	Starbucks Corp.	424,015	28,892
	Lowe’s Cos. Inc.	289,716	27,859
	TJX Cos. Inc.	447,288	22,244
	Walgreens Boots Alliance Inc.	286,575	20,708
*	Charter Communications Inc. Class A	62,376	20,650
	Twenty-First Century Fox Inc. Class A	330,332	16,289
	Target Corp.	195,516	14,273
	Ross Stores Inc.	139,746	12,873
	Marriott International Inc. Class A	106,805	12,232
	Dollar General Corp.	104,297	12,039
*	eBay Inc.	350,343	11,789
	Yum! Brands Inc.	123,299	11,588
	Sysco Corp.	174,246	11,126
*	O’Reilly Automotive Inc.	30,275	10,435
	McKesson Corp.	76,249	9,779
	Twenty-First Century Fox Inc.	192,203	9,429
	Hilton Worldwide Holdings Inc.	118,021	8,790
	Carnival Corp.	151,064	8,698
*	Dollar Tree Inc.	88,584	8,578
	Kroger Co.	294,461	8,342
*	AutoZone Inc.	9,752	8,263
	Royal Caribbean Cruises Ltd.	66,826	8,022
	Las Vegas Sands Corp.	136,011	7,938

	Omnicom Group Inc.	91,680	7,140
	CBS Corp. Class B	137,800	6,816
*	Ulta Beauty Inc.	21,930	6,402
	Expedia Group Inc.	51,618	6,155
	MGM Resorts International	203,650	5,995
	Best Buy Co. Inc.	100,615	5,960
	AmerisourceBergen Corp. Class A	65,194	5,435
*	MercadoLibre Inc.	14,602	5,315
	Darden Restaurants Inc.	50,041	5,251
	Yum China Holdings Inc.	135,707	4,947
	Wynn Resorts Ltd.	39,914	4,910
*	Liberty Global plc	204,920	4,828
	Kohl’s Corp.	69,058	4,744
	Advance Auto Parts Inc.	29,111	4,634
*	Chipotle Mexican Grill Inc. Class A	8,350	4,422
*	Burlington Stores Inc.	25,166	4,321
	Tractor Supply Co.	48,146	4,112
*	CarMax Inc.	68,737	4,040
	Tiffany & Co.	45,321	4,021
	Domino’s Pizza Inc.	14,100	4,001
*	Norwegian Cruise Line Holdings Ltd.	71,088	3,656
*	Copart Inc.	69,100	3,499
	Viacom Inc. Class B	115,414	3,395
	Nielsen Holdings plc	120,222	3,087
*	Qurate Retail Group Inc. QVC Group Class A	139,723	3,039
*	Discovery Communications Inc.	112,507	2,998
	Interpublic Group of Cos. Inc.	124,607	2,835
	Aramark	85,488	2,817
	Macy’s Inc.	105,448	2,773
	Delta Air Lines Inc.	53,865	2,663
*	Etsy Inc.	48,200	2,634
	Southwest Airlines Co.	46,136	2,619
*	Liberty Broadband Corp.	30,644	2,605
	FactSet Research Systems Inc.	11,900	2,602
	Vail Resorts Inc.	13,789	2,596
*	GrubHub Inc.	32,176	2,587
*,^	Sirius XM Holdings Inc.	437,978	2,553
	Service Corp. International	55,600	2,386
*	Five Below Inc.	19,100	2,363
	Altice USA Inc. Class A	119,000	2,337
*	Live Nation Entertainment Inc.	43,600	2,333
	L Brands Inc.	82,507	2,297
*	DISH Network Corp. Class A	73,460	2,253
	Foot Locker Inc.	39,833	2,226
*	Caesars Entertainment Corp.	241,017	2,203
*	Liberty Media Corp-Liberty Formula One	69,079	2,167
	KAR Auction Services Inc.	41,404	2,153
	Sabre Corp.	92,788	2,132
*	Liberty Media Corp-Liberty SiriusXM Class C	52,641	2,104
*	TripAdvisor Inc.	36,068	2,070
*	Bright Horizons Family Solutions Inc.	17,737	2,054
*	United Continental Holdings Inc.	22,800	1,990
	Nordstrom Inc.	41,235	1,914
*	Planet Fitness Inc. Class A	30,500	1,767
	Dunkin’ Brands Group Inc.	25,718	1,759
	Gap Inc.	67,909	1,728
*	ServiceMaster Global Holdings Inc.	43,998	1,715

*	Trade Desk Inc. Class A	11,600	1,655
*	Madison Square Garden Co. Class A	5,933	1,649
	Rollins Inc.	44,175	1,645
	Dun & Bradstreet Corp.	11,330	1,640
*,^	Discovery Communications Inc. Class A	56,641	1,607
	Casey’s General Stores Inc.	12,400	1,596
	News Corp. Class A	122,470	1,571
	Six Flags Entertainment Corp.	25,100	1,546
	H&R Block Inc.	64,142	1,513
	Wyndham Hotels & Resorts Inc.	30,398	1,492
	Williams-Sonoma Inc.	26,700	1,453
*	Liberty Global plc Class A	59,194	1,444
	Texas Roadhouse Inc. Class A	23,600	1,436
*	Grand Canyon Education Inc.	14,900	1,385
*	Chegg Inc.	39,100	1,377
	Wyndham Destinations Inc.	32,098	1,353
	Cinemark Holdings Inc.	32,600	1,334
*	Liberty Media Corp-Liberty SiriusXM Class A	33,233	1,322
	American Airlines Group Inc.	36,766	1,315
	Tribune Media Co. Class A	27,600	1,267
*	Ollie’s Bargain Outlet Holdings Inc.	16,200	1,266
	Dolby Laboratories Inc. Class A	19,300	1,247
	Cable One Inc.	1,392	1,231
	World Wrestling Entertainment Inc. Class A	14,800	1,219
	American Eagle Outfitters Inc.	57,343	1,211
*	Stamps.com Inc.	6,300	1,172
*	Performance Food Group Co.	34,052	1,163
	Nexstar Media Group Inc. Class A	13,786	1,151
*	Eldorado Resorts Inc.	23,932	1,116
	Aaron’s Inc.	22,100	1,106
*	Yelp Inc. Class A	29,377	1,070
	New York Times Co. Class A	41,200	1,059
*	Cargurus Inc.	24,600	1,052
*	BJ’s Wholesale Club Holdings Inc.	39,200	1,031
	Marriott Vacations Worldwide Corp.	11,600	1,027
	Extended Stay America Inc.	58,959	1,008
*	Sprouts Farmers Market Inc.	41,694	1,000
	Churchill Downs Inc.	10,794	993
	Hyatt Hotels Corp. Class A	14,094	985
*	Adtalem Global Education Inc.	20,036	980
*,^	RH	7,200	978
	Cracker Barrel Old Country Store Inc.	5,800	970
*	LiveRamp Holdings Inc.	22,292	968
	Wendy’s Co.	54,528	944
*	Hilton Grand Vacations Inc.	30,460	924
*	Pandora Media Inc.	108,323	908
	Graham Holdings Co. Class B	1,336	888
	Choice Hotels International Inc.	11,000	871
*	AMC Networks Inc. Class A	13,734	864
	Strategic Education Inc.	7,837	857
*	Liberty Broadband Corp. Class A	9,951	844
	Dick’s Sporting Goods Inc.	23,500	830
*	Penn National Gaming Inc.	33,907	822
	TEGNA Inc.	69,477	816
	AMERCO	2,246	815
	Hillenbrand Inc.	19,000	806
	Monro Inc.	10,600	760

	John Wiley & Sons Inc. Class A	14,600	756
*	Belmond Ltd. Class A	30,100	750
*	Urban Outfitters Inc.	23,017	743
*	Sally Beauty Holdings Inc.	43,100	742
	Boyd Gaming Corp.	27,100	740
*	Liberty Expedia Holdings Inc. Class A	17,881	733
*	frontdoor Inc.	23,899	710
*	Roku Inc.	15,800	710
*	Floor & Decor Holdings Inc. Class A	20,378	699
	Red Rock Resorts Inc. Class A	27,400	695
	Morningstar Inc.	5,600	695
	Sinclair Broadcast Group Inc. Class A	22,465	692
	Jack in the Box Inc.	8,400	680
*	Murphy USA Inc.	9,130	672
	Cheesecake Factory Inc.	14,900	669
	Travelport Worldwide Ltd.	42,300	662
	Meredith Corp.	12,200	662
*	AutoNation Inc.	17,066	661
*	Liberty Latin America Ltd.	37,119	649
	Bed Bath & Beyond Inc.	42,600	643
*	Groupon Inc. Class A	169,900	641
	Matthews International Corp. Class A	14,219	633
	Lithia Motors Inc. Class A	7,100	632
*	Cars.com Inc.	22,892	625
*	Avis Budget Group Inc.	23,200	618
	Dave & Buster’s Entertainment Inc.	12,000	617
*	National Vision Holdings Inc.	18,805	597
	Alaska Air Group Inc.	9,300	595
	DSW Inc. Class A	21,420	584
	Scholastic Corp.	13,400	559
	Abercrombie & Fitch Co.	25,480	552
	International Game Technology plc	33,128	542
	Bloomin’ Brands Inc.	28,935	533
	News Corp. Class B	41,040	531
	Penske Automotive Group Inc.	11,200	525
	Brinker International Inc.	12,700	515
	Office Depot Inc.	171,467	506
	PriceSmart Inc.	8,000	490
	Children’s Place Inc.	5,000	484
*	IMAX Corp.	23,000	478
*	MakeMyTrip Ltd.	17,900	477
*	Liberty Media Corp-Liberty Braves Class C	17,418	470
	Signet Jewelers Ltd.	19,100	465
*	Shutterfly Inc.	10,100	464
	Lions Gate Entertainment Corp. Class B	26,185	459
*	Liberty TripAdvisor Holdings Inc. Class A	27,467	458
*	Sotheby’s	11,300	456
*	Asbury Automotive Group Inc.	6,400	452
*	SeaWorld Entertainment Inc.	17,000	443
	Core-Mark Holding Co. Inc.	15,700	438
*	Michaels Cos. Inc.	31,512	437
*	Scientific Games Corp.	17,181	431
	Caleres Inc.	14,400	430
*	Houghton Mifflin Harcourt Co.	41,000	429
	Dine Brands Global Inc.	5,500	420
*	MSG Networks Inc.	18,400	412
	Lions Gate Entertainment Corp. Class A	22,293	410

*	Weight Watchers International Inc.	12,604	403
*	JetBlue Airways Corp.	22,312	401
*	Liberty Latin America Ltd. Class A	22,191	387
	GameStop Corp. Class A	34,016	386
	Gannett Co. Inc.	34,388	381
	BJ’s Restaurants Inc.	7,600	379
	Viad Corp.	7,100	374
	Group 1 Automotive Inc.	6,100	372
	Big Lots Inc.	11,800	372
	SpartanNash Co.	17,500	363
*	Shake Shack Inc. Class A	7,600	363
	Papa John’s International Inc.	8,200	347
	Copa Holdings SA Class A	3,600	341
	Guess? Inc.	17,200	336
*	TrueCar Inc.	35,300	331
	International Speedway Corp. Class A	7,200	313
*	Spirit Airlines Inc.	5,300	312
*	Rent-A-Center Inc.	17,400	305
*	At Home Group Inc.	13,800	304
	Dillard’s Inc. Class A	4,400	294
*	Hertz Global Holdings Inc.	17,581	292
*	Regis Corp.	15,400	287
*	Herc Holdings Inc.	7,460	276
*,^	Rite Aid Corp.	340,000	273
*	Liberty Media Corp-Liberty Formula One Class A	8,871	271
*	Genesco Inc.	5,900	267
	EW Scripps Co. Class A	14,000	263
	National CineMedia Inc.	37,957	262
*	Fiesta Restaurant Group Inc.	17,300	257
	New Media Investment Group Inc.	18,369	251
	Chico’s FAS Inc.	38,400	223
*	Diplomat Pharmacy Inc.	15,336	222
*	United Natural Foods Inc.	15,833	207
	Tailored Brands Inc.	15,500	196
	Weis Markets Inc.	3,900	189
	Buckle Inc.	10,800	188
	Speedway Motorsports Inc.	11,597	187
	Sonic Automotive Inc. Class A	10,200	156
*	Liberty Media Corp-Liberty Braves Class A	5,408	147
*	Red Robin Gourmet Burgers Inc.	4,300	138
	Allegiant Travel Co. Class A	1,000	130
	Hawaiian Holdings Inc.	3,900	125
*,^	JC Penney Co. Inc.	93,534	123
*	Express Inc.	20,600	109
*	Lumber Liquidators Holdings Inc.	7,100	85
*	Lands’ End Inc.	3,291	59
*	Biglari Holdings Inc. Class B	405	53
*	Xunlei Ltd. ADR	11,200	39
*	Biglari Holdings Inc.	40	26
			1,297,253
Financials (10.4%)
	JPMorgan Chase & Co.	1,162,768	120,347
*	Berkshire Hathaway Inc. Class B	522,978	107,493
	Bank of America Corp.	3,244,372	92,367
	Visa Inc. Class A	616,909	83,289
	Wells Fargo & Co.	1,494,959	73,118
	Mastercard Inc. Class A	322,768	68,146

	Citigroup Inc.	862,864	55,620
*	Berkshire Hathaway Inc. Class A	111	34,577
	US Bancorp	514,372	26,315
	American Tower Corp.	150,546	26,020
	Goldman Sachs Group Inc.	122,878	24,331
	American Express Co.	231,968	23,823
	CME Group Inc.	123,558	22,522
	Chubb Ltd.	155,786	20,727
	Charles Schwab Corp.	420,028	19,645
	PNC Financial Services Group Inc.	159,831	19,606
	Simon Property Group Inc.	105,411	19,197
	Morgan Stanley	448,752	18,982
	BlackRock Inc.	42,498	17,640
	S&P Global Inc.	87,507	16,771
	Crown Castle International Corp.	143,067	16,747
	Bank of New York Mellon Corp.	314,040	16,431
	Prologis Inc.	223,664	15,469
	Marsh & McLennan Cos. Inc.	170,924	15,074
	Capital One Financial Corp.	182,121	14,677
	Intercontinental Exchange Inc.	189,982	14,583
	American International Group Inc.	316,614	13,687
	Progressive Corp.	201,858	13,583
	BB&T Corp.	274,744	13,408
	MetLife Inc.	292,273	13,348
	Prudential Financial Inc.	143,247	13,199
	Aon plc	83,550	13,053
	Aflac Inc.	263,019	12,546
	Travelers Cos. Inc.	92,116	11,564
	Equinix Inc.	29,263	11,530
	Public Storage	53,332	11,334
	Welltower Inc.	143,469	11,117
	AvalonBay Communities Inc.	55,326	10,674
	Allstate Corp.	120,821	10,617
	Equity Residential	144,205	10,464
	SunTrust Banks Inc.	166,595	9,899
	State Street Corp.	138,084	9,790
	Moody’s Corp.	60,774	9,633
	Discover Financial Services	141,704	9,564
	Realty Income Corp.	138,681	9,526
	Boston Properties Inc.	69,032	9,103
	M&T Bank Corp.	55,045	9,057
	Ventas Inc.	139,773	9,014
*	SBA Communications Corp. Class A	47,894	8,742
	T. Rowe Price Group Inc.	92,723	8,666
	Alexandria Real Estate Equities Inc.	65,481	8,625
	Digital Realty Trust Inc.	79,493	8,612
*	IHS Markit Ltd.	163,424	8,485
	Synchrony Financial	281,138	8,445
	Essex Property Trust Inc.	30,067	8,154
	Weyerhaeuser Co.	307,946	8,081
	Vornado Realty Trust	110,328	7,713
	Ameriprise Financial Inc.	60,791	7,696
	Fifth Third Bancorp	271,989	7,295
	Northern Trust Corp.	82,100	7,263
	HCP Inc.	227,373	7,171
*	CBRE Group Inc. Class A	155,669	7,122
	KeyCorp	431,621	7,109

	Citizens Financial Group Inc.	202,527	6,870
	Regions Financial Corp.	449,979	6,826
	Hartford Financial Services Group Inc.	140,911	6,612
	MSCI Inc. Class A	38,646	6,580
	First Republic Bank	66,643	6,440
	Huntington Bancshares Inc.	475,181	6,291
	Comerica Inc.	79,072	6,226
	Host Hotels & Resorts Inc.	337,604	6,097
	TD Ameritrade Holding Corp.	107,872	6,035
*	Markel Corp.	5,682	5,986
	Arthur J Gallagher & Co.	78,441	5,860
	Loews Corp.	120,961	5,794
	Annaly Capital Management Inc.	548,711	5,729
	Principal Financial Group Inc.	109,823	5,499
	Lincoln National Corp.	91,552	5,355
	E*TRADE Financial Corp.	113,704	5,305
	Cincinnati Financial Corp.	63,318	5,136
	Equifax Inc.	47,619	5,096
	Mid-America Apartment Communities Inc.	47,820	4,843
	UDR Inc.	109,365	4,785
	Extra Space Storage Inc.	46,132	4,549
*	Arch Capital Group Ltd.	153,736	4,512
*	SVB Financial Group	19,224	4,487
	WP Carey Inc.	59,077	4,424
	Raymond James Financial Inc.	52,991	4,266
	Cboe Global Markets Inc.	44,767	4,175
	Iron Mountain Inc.	95,048	3,536
	Ally Financial Inc.	131,357	3,423
	CubeSmart	108,400	3,355
	Duke Realty Corp.	109,152	3,192
	Nasdaq Inc.	35,900	3,161
	Regency Centers Corp.	47,983	3,119
	Fidelity National Financial Inc.	85,564	3,094
	Sun Communities Inc.	27,443	3,016
	Federal Realty Investment Trust	22,350	2,963
	AGNC Investment Corp.	163,064	2,920
	Alleghany Corp.	4,547	2,872
	Everest Re Group Ltd.	13,046	2,858
	Zions Bancorp NA	59,896	2,850
	Reinsurance Group of America Inc. Class A	19,700	2,846
	Franklin Resources Inc.	95,958	2,841
	Equity LifeStyle Properties Inc.	26,800	2,838
	Torchmark Corp.	33,225	2,783
	MarketAxess Holdings Inc.	12,600	2,706
	Camden Property Trust	27,907	2,706
^	National Retail Properties Inc.	48,705	2,567
	Western Union Co.	140,300	2,560
	VICI Properties Inc.	117,035	2,520
	Healthcare Trust of America Inc. Class A	86,190	2,450
^	Omega Healthcare Investors Inc.	60,359	2,426
	VEREIT Inc.	299,378	2,419
	SL Green Realty Corp.	26,059	2,409
	Invesco Ltd.	130,489	2,378
	Jones Lang LaSalle Inc.	16,500	2,366
	Voya Financial Inc.	49,881	2,316
	Gaming and Leisure Properties Inc.	61,662	2,312
	Unum Group	66,043	2,296

	WR Berkley Corp.	29,176	2,243
	Signature Bank	17,500	2,228
	East West Bancorp Inc.	44,100	2,219
	Liberty Property Trust	46,598	2,197
	American Financial Group Inc.	22,700	2,165
*	Black Knight Inc.	43,907	2,160
	Kimco Realty Corp.	126,626	2,154
*	Athene Holding Ltd. Class A	50,121	2,150
	Kilroy Realty Corp.	29,618	2,087
	Medical Properties Trust Inc.	111,221	2,024
	Invitation Homes Inc.	89,854	2,021
	Brown & Brown Inc.	72,556	1,971
	Macerich Co.	42,646	1,969
	Synovus Financial Corp.	55,519	1,967
	American Campus Communities Inc.	42,400	1,951
	Lamar Advertising Co. Class A	26,027	1,938
	New Residential Investment Corp.	114,112	1,938
	LPL Financial Holdings Inc.	27,100	1,907
	People’s United Financial Inc.	116,313	1,905
	Park Hotels & Resorts Inc.	63,324	1,904
	Apartment Investment & Management Co.	38,357	1,899
	Commerce Bancshares Inc.	31,490	1,883
	SEI Investments Co.	39,217	1,864
	Douglas Emmett Inc.	49,000	1,854
	CyrusOne Inc.	33,935	1,839
	STORE Capital Corp.	56,381	1,822
	American Homes 4 Rent Class A	81,820	1,809
	Old Republic International Corp.	89,367	1,801
	Starwood Property Trust Inc.	81,105	1,791
	RenaissanceRe Holdings Ltd.	12,931	1,785
	Affiliated Managers Group Inc.	16,983	1,782
	First American Financial Corp.	35,200	1,763
	Popular Inc.	31,898	1,742
	New York Community Bancorp Inc.	146,898	1,707
	EPR Properties	23,300	1,702
	Cullen/Frost Bankers Inc.	17,300	1,683
*	GCI Liberty Inc. Class A	32,383	1,648
	CIT Group Inc.	35,133	1,623
	Brixmor Property Group Inc.	94,657	1,621
	Janus Henderson Group plc	72,641	1,586
	Hanover Insurance Group Inc.	13,600	1,551
	Assurant Inc.	16,038	1,546
	Hudson Pacific Properties Inc.	47,415	1,540
	Primerica Inc.	13,600	1,528
	Webster Financial Corp.	28,100	1,514
	PacWest Bancorp	38,998	1,505
	First Horizon National Corp.	102,258	1,501
*	SLM Corp.	137,578	1,473
*	Credit Acceptance Corp.	3,683	1,466
	Pebblebrook Hotel Trust	45,564	1,460
	Prosperity Bancshares Inc.	20,400	1,451
	Lazard Ltd. Class A	36,000	1,432
*	Brighthouse Financial Inc.	37,881	1,414
*	MGIC Investment Corp.	112,900	1,409
	Life Storage Inc.	14,307	1,406
	Highwoods Properties Inc.	31,300	1,387
*,^	Zillow Group Inc.	38,813	1,362

	Axis Capital Holdings Ltd.	25,362	1,358
*	Howard Hughes Corp.	12,224	1,357
	Sterling Bancorp	70,312	1,353
	Eaton Vance Corp.	34,900	1,344
	Assured Guaranty Ltd.	33,000	1,338
*	Western Alliance Bancorp	29,900	1,324
	Hospitality Properties Trust	49,568	1,322
	IBERIABANK Corp.	17,606	1,301
	Radian Group Inc.	67,100	1,291
	Kemper Corp.	17,139	1,289
	First Industrial Realty Trust Inc.	39,251	1,284
	Pinnacle Financial Partners Inc.	23,861	1,283
	Blackstone Mortgage Trust Inc. Class A	36,697	1,266
	Healthcare Realty Trust Inc.	39,100	1,263
	JBG SMITH Properties	32,364	1,251
	Bank OZK	40,637	1,233
	First Financial Bankshares Inc.	20,100	1,228
	Equity Commonwealth	37,400	1,210
	Wintrust Financial Corp.	17,000	1,209
	Sabra Health Care REIT Inc.	58,767	1,207
	Rayonier Inc.	39,400	1,199
*	Essent Group Ltd.	30,100	1,196
	Umpqua Holdings Corp.	67,633	1,196
	FNB Corp.	101,925	1,187
	Glacier Bancorp Inc.	27,800	1,173
	FirstCash Inc.	14,196	1,170
	Cousins Properties Inc.	132,222	1,170
*	Green Dot Corp. Class A	15,726	1,164
	Selective Insurance Group Inc.	19,100	1,164
*	Interactive Brokers Group Inc.	23,000	1,159
	Two Harbors Investment Corp.	78,609	1,147
	Associated Banc-Corp	52,563	1,138
	CoreSite Realty Corp.	11,510	1,137
	Evercore Inc. Class A	12,700	1,136
	Apple Hospitality REIT Inc.	68,600	1,126
	TCF Financial Corp.	50,188	1,112
	EastGroup Properties Inc.	10,700	1,107
	Uniti Group Inc.	55,178	1,099
	MB Financial Inc.	24,700	1,096
	Physicians Realty Trust	60,384	1,094
	Spirit Realty Capital Inc.	27,240	1,082
*	United Bankshares Inc.	30,481	1,078
	Chimera Investment Corp.	56,020	1,066
	Ryman Hospitality Properties Inc.	13,237	1,064
	Hancock Whitney Corp.	25,800	1,060
	National Health Investors Inc.	12,700	1,057
	Valley National Bancorp	103,684	1,048
	BankUnited Inc.	31,001	1,048
	MFA Financial Inc.	142,389	1,044
	Weingarten Realty Investors	36,300	1,041
	Bank of Hawaii Corp.	13,200	1,021
	First Citizens BancShares Inc. Class A	2,500	1,019
	AXA Equitable Holdings Inc.	54,600	1,012
	Senior Housing Properties Trust	72,303	996
	Navient Corp.	87,067	993
	RLJ Lodging Trust	53,065	984
	Chemical Financial Corp.	21,998	978

	Stifel Financial Corp.	20,300	972
	Sunstone Hotel Investors Inc.	66,789	955
	Community Bank System Inc.	15,760	945
	Home BancShares Inc.	51,587	945
	American Equity Investment Life Holding Co.	29,884	936
*	UMB Financial Corp.	14,400	927
	Taubman Centers Inc.	18,513	922
	Colony Capital Inc.	151,386	919
	Investors Bancorp Inc.	75,431	916
	PS Business Parks Inc.	6,300	915
	Paramount Group Inc.	63,100	914
	CNO Financial Group Inc.	50,800	908
	Cathay General Bancorp	24,300	902
	GEO Group Inc.	39,698	895
	Outfront Media Inc.	43,115	895
	Rexford Industrial Realty Inc.	26,500	890
*	Zillow Group Inc. Class A	25,463	886
*	Texas Capital Bancshares Inc.	15,200	886
	RLI Corp.	13,300	878
	Retail Properties of America Inc.	69,300	876
	BancorpSouth Bank	30,000	875
	STAG Industrial Inc.	31,708	874
	Fulton Financial Corp.	54,200	870
	BOK Financial Corp.	10,197	847
	White Mountains Insurance Group Ltd.	945	844
	Brandywine Realty Trust	55,764	839
	Federated Investors Inc. Class B	31,879	833
	Brookfield Property REIT Inc. Class A	45,569	829
	Columbia Banking System Inc.	22,537	828
	Washington Federal Inc.	28,100	817
	Columbia Property Trust Inc.	36,900	814
	Acadia Realty Trust	27,900	802
	Corporate Office Properties Trust	32,410	800
*	LendingTree Inc.	2,700	800
	Americold Realty Trust	27,198	797
	Horace Mann Educators Corp.	19,000	791
	Kennedy-Wilson Holdings Inc.	39,353	787
	First Financial Bancorp	29,462	776
	Legg Mason Inc.	26,007	775
	ProAssurance Corp.	18,116	773
*	Genworth Financial Inc. Class A	159,274	771
	Santander Consumer USA Holdings Inc.	40,200	766
	Old National Bancorp	47,446	766
	South State Corp.	11,495	763
*	Enstar Group Ltd.	4,232	753
	Aspen Insurance Holdings Ltd.	18,000	751
	Piedmont Office Realty Trust Inc. Class A	38,700	749
	First BanCorp	70,000	746
	Independent Bank Corp.	9,300	742
	Realogy Holdings Corp.	41,590	738
	PotlatchDeltic Corp.	19,859	732
	Terreno Realty Corp.	18,100	730
	CoreCivic Inc.	36,607	727
	CenterState Bank Corp.	29,000	719
	CVB Financial Corp.	32,700	716
	First Midwest Bancorp Inc.	32,200	709
	Beneficial Bancorp Inc.	45,349	707

	Urban Edge Properties	34,474	704
	Simmons First National Corp. Class A	28,452	704
	First Hawaiian Inc.	26,884	692
	Apollo Commercial Real Estate Finance Inc.	37,500	683
	Argo Group International Holdings Ltd.	10,183	680
*	OneMain Holdings Inc.	22,352	668
	QTS Realty Trust Inc. Class A	15,800	665
	Empire State Realty Trust Inc.	42,811	662
	Xenia Hotels & Resorts Inc.	34,900	655
	Bank of NT Butterfield & Son Ltd.	18,600	652
	WesBanco Inc.	16,031	651
	Union Bankshares Corp.	20,594	650
	Great Western Bancorp Inc.	18,300	646
	DiamondRock Hospitality Co.	62,900	639
	United Community Banks Inc.	24,700	635
	Tanger Factory Outlet Centers Inc.	27,900	635
	Westamerica Bancorporation	10,100	633
	Capitol Federal Financial Inc.	48,600	626
	SITE Centers Corp.	47,750	624
	Washington REIT	24,600	624
	Agree Realty Corp.	9,400	621
	Towne Bank	23,900	620
	Lexington Realty Trust	64,400	619
	International Bancshares Corp.	17,400	617
	Moelis & Co. Class A	13,924	609
*	Eagle Bancorp Inc.	11,100	609
	Retail Opportunity Investments Corp.	34,600	608
	Banner Corp.	11,100	605
	NBT Bancorp Inc.	16,943	604
	Trustmark Corp.	18,900	596
	Independent Bank Group Inc.	11,242	593
	Stock Yards Bancorp Inc.	17,037	589
	LegacyTexas Financial Group Inc.	14,700	586
	Hope Bancorp Inc.	40,854	585
	LTC Properties Inc.	12,200	579
	Renasant Corp.	16,289	579
	Mack-Cali Realty Corp.	28,000	577
	First Merchants Corp.	15,600	571
	Provident Financial Services Inc.	23,100	571
*	Axos Financial Inc.	18,100	550
*	Alexander & Baldwin Inc.	23,560	543
	Employers Holdings Inc.	12,800	542
	Safety Insurance Group Inc.	6,584	542
	Four Corners Property Trust Inc.	18,987	536
	Brookline Bancorp Inc.	35,747	532
	Navigators Group Inc.	7,600	530
	Chesapeake Lodging Trust	18,500	527
	Office Properties Income Trust	16,403	525
	BGC Partners Inc. Class A	83,984	520
	American Assets Trust Inc.	12,000	515
	Global Net Lease Inc.	26,400	512
	S&T Bancorp Inc.	13,100	503
	Ameris Bancorp	13,100	497
	Invesco Mortgage Capital Inc.	30,800	496
	Northwest Bancshares Inc.	27,800	490
	ServisFirst Bancshares Inc.	14,400	486
	Heartland Financial USA Inc.	10,600	481

	HFF Inc. Class A	11,500	476
	National General Holdings Corp.	19,300	466
	Flushing Financial Corp.	20,845	462
	Clearway Energy Inc.	30,396	459
	WSFS Financial Corp.	10,800	455
	Washington Trust Bancorp Inc.	8,700	453
	BrightSphere Investment Group plc	36,600	453
*	Cannae Holdings Inc.	23,171	448
	Hilltop Holdings Inc.	23,832	439
*,^	Redfin Corp.	24,500	438
	Mercury General Corp.	8,455	437
	Sandy Spring Bancorp Inc.	13,267	433
	First Commonwealth Financial Corp.	31,800	432
	1st Source Corp.	9,430	428
*	Pacific Premier Bancorp Inc.	14,100	419
	Summit Hotel Properties Inc.	37,496	419
	Walker & Dunlop Inc.	8,700	418
	Redwood Trust Inc.	25,580	413
	Kite Realty Group Trust	24,700	411
*	PRA Group Inc.	13,900	410
	Getty Realty Corp.	12,711	408
	CNA Financial Corp.	8,700	399
	Kearny Financial Corp.	30,993	398
	Dime Community Bancshares Inc.	20,000	394
	City Holding Co.	5,500	394
	TrustCo Bank Corp. NY	49,606	385
	United Fire Group Inc.	7,394	385
	American National Insurance Co.	2,700	376
	Community Trust Bancorp Inc.	9,176	373
	Waddell & Reed Financial Inc. Class A	21,400	366
	Universal Health Realty Income Trust	5,117	357
	Artisan Partners Asset Management Inc. Class A	15,100	352
	Washington Prime Group Inc.	61,871	351
	NorthStar Realty Europe Corp.	20,315	341
*	LendingClub Corp.	106,200	339
	BancFirst Corp.	6,300	338
	Berkshire Hills Bancorp Inc.	12,400	338
	Oritani Financial Corp.	19,996	337
	First Financial Corp.	7,948	330
	RPT Realty	24,700	323
	Franklin Street Properties Corp.	43,300	321
	Urstadt Biddle Properties Inc. Class A	14,888	319
	Piper Jaffray Cos.	4,600	318
	PennyMac Mortgage Investment Trust	15,600	316
	Industrial Logistics Properties Trust	14,666	315
	InfraREIT Inc.	14,780	312
	Boston Private Financial Holdings Inc.	26,300	305
	Investors Real Estate Trust	5,170	304
	Investment Technology Group Inc.	9,900	300
*	MBIA Inc.	30,300	291
	Nelnet Inc. Class A	5,500	289
*	Encore Capital Group Inc.	9,500	281
	WisdomTree Investments Inc.	41,800	280
	Saul Centers Inc.	5,132	272
	Alexander’s Inc.	800	266
*	Third Point Reinsurance Ltd.	24,804	261
*	Flagstar Bancorp Inc.	8,446	261

	Republic Bancorp Inc. Class A	6,200	258
*	Columbia Financial Inc.	17,200	255
	TFS Financial Corp.	15,200	248
	FBL Financial Group Inc. Class A	3,500	246
*	Marcus & Millichap Inc.	6,100	242
*	Cushman & Wakefield plc	13,800	238
*	St. Joe Co.	14,933	232
	ARMOUR Residential REIT Inc.	11,012	231
	Retail Value Inc.	7,503	228
	Virtus Investment Partners Inc.	2,528	227
	State Auto Financial Corp.	6,500	221
	Cohen & Steers Inc.	5,800	218
	Capstead Mortgage Corp.	28,700	212
	Hersha Hospitality Trust Class A	11,275	209
*	Forestar Group Inc.	12,932	207
	RMR Group Inc. Class A	3,063	202
	Front Yard Residential Corp.	18,600	201
	iStar Inc.	20,300	195
	New Senior Investment Group Inc.	35,451	192
	Pennsylvania REIT	22,214	164
	CorePoint Lodging Inc.	12,303	151
	Ashford Hospitality Trust Inc.	26,806	133
	Greenhill & Co. Inc.	5,100	128
	CBL & Associates Properties Inc.	49,800	124
	Spirit MTA REIT	13,619	107
	Clearway Energy Inc. Class A	5,100	75
	Maiden Holdings Ltd.	21,100	27
			1,853,067
Health Care (7.1%)
	Johnson & Johnson	953,512	126,893
	UnitedHealth Group Inc.	335,524	90,659
	Pfizer Inc.	2,041,700	86,670
	Merck & Co. Inc.	907,519	67,547
	AbbVie Inc.	539,319	43,302
	Abbott Laboratories	591,439	43,163
	Amgen Inc.	225,786	42,247
	Medtronic plc	474,694	41,958
	Eli Lilly & Co.	331,943	39,787
	Thermo Fisher Scientific Inc.	133,331	32,755
	Gilead Sciences Inc.	462,389	32,372
	Bristol-Myers Squibb Co.	582,971	28,781
	Anthem Inc.	90,383	27,386
*	Cigna Corp.	134,425	26,859
*	Biogen Inc.	72,080	24,059
*	Celgene Corp.	251,698	22,265
	Becton Dickinson and Co.	89,225	22,258
*	Intuitive Surgical Inc.	39,974	20,932
	Stryker Corp.	117,446	20,855
*	Boston Scientific Corp.	488,602	18,640
*	Vertex Pharmaceuticals Inc.	93,900	17,926
	Allergan plc	120,533	17,354
	Zoetis Inc.	185,196	15,957
	Humana Inc.	50,782	15,691
*	Illumina Inc.	51,446	14,394
	HCA Healthcare Inc.	99,239	13,837
*	Edwards Lifesciences Corp.	77,911	13,278
	Baxter International Inc.	181,111	13,129

*	Regeneron Pharmaceuticals Inc.	30,384	13,043
*	Centene Corp.	79,180	10,339
*	Alexion Pharmaceuticals Inc.	82,901	10,194
	Zimmer Biomet Holdings Inc.	76,491	8,380
*	IDEXX Laboratories Inc.	36,579	7,783
*	IQVIA Holdings Inc.	58,757	7,580
*	Align Technology Inc.	29,586	7,365
*	BioMarin Pharmaceutical Inc.	73,870	7,252
	Cardinal Health Inc.	132,914	6,642
	ResMed Inc.	64,744	6,162
*	Mylan NV	201,367	6,031
	Cooper Cos. Inc.	21,617	6,026
*	Laboratory Corp. of America Holdings	40,805	5,686
*	ABIOMED Inc.	16,146	5,668
*	Incyte Corp.	68,644	5,532
*	WellCare Health Plans Inc.	19,827	5,482
	Teleflex Inc.	19,622	5,367
*	Henry Schein Inc.	67,498	5,245
	Quest Diagnostics Inc.	58,560	5,115
*	Hologic Inc.	107,000	4,751
*	Varian Medical Systems Inc.	35,673	4,710
*	DexCom Inc.	30,300	4,273
*	Exact Sciences Corp.	42,300	3,810
	Universal Health Services Inc. Class B	26,666	3,534
*	Sarepta Therapeutics Inc.	23,209	3,243
	Dentsply Sirona Inc.	70,620	2,963
*	Seattle Genetics Inc.	38,658	2,955
	STERIS plc	25,506	2,909
*	Molina Healthcare Inc.	21,700	2,886
*	Neurocrine Biosciences Inc.	31,600	2,788
*	Alnylam Pharmaceuticals Inc.	33,282	2,780
*	Bluebird Bio Inc.	19,632	2,620
*	Jazz Pharmaceuticals plc	20,500	2,581
*	Ionis Pharmaceuticals Inc.	44,400	2,575
	West Pharmaceutical Services Inc.	23,700	2,566
*	Nektar Therapeutics Class A	59,241	2,508
*	Exelixis Inc.	104,300	2,458
*	DaVita Inc.	42,216	2,370
*	Sage Therapeutics Inc.	16,247	2,317
*	Loxo Oncology Inc.	9,500	2,229
	Perrigo Co. plc	45,506	2,114
	Hill-Rom Holdings Inc.	20,900	2,090
	Encompass Health Corp.	31,220	2,087
	Bio-Techne Corp.	11,800	2,059
*	PRA Health Sciences Inc.	17,981	1,905
*	Alkermes plc	57,000	1,874
*	Catalent Inc.	48,962	1,808
*	Charles River Laboratories International Inc.	14,400	1,774
*	Masimo Corp.	13,800	1,717
*	Haemonetics Corp.	16,900	1,672
*	Bio-Rad Laboratories Inc. Class A	6,400	1,599
*	Insulet Corp.	19,000	1,543
*	United Therapeutics Corp.	13,300	1,534
*	Penumbra Inc.	10,200	1,484
*	FibroGen Inc.	25,347	1,438
	Chemed Corp.	4,800	1,430
*	Teladoc Health Inc.	21,319	1,369

*	Array BioPharma Inc.	71,400	1,333
*	Novocure Ltd.	26,000	1,274
*	Wright Medical Group NV	42,515	1,269
*	Amedisys Inc.	9,300	1,220
*	ICU Medical Inc.	4,900	1,219
*	Horizon Pharma plc	55,024	1,182
*	Blueprint Medicines Corp.	15,551	1,121
*	HealthEquity Inc.	17,400	1,085
*	Integra LifeSciences Holdings Corp.	22,814	1,080
	Bruker Corp.	30,800	1,080
*	Neogen Corp.	17,633	1,074
*	iRhythm Technologies Inc.	12,426	1,056
	Healthcare Services Group Inc.	23,800	1,038
*	LHC Group Inc.	9,725	1,028
*	MEDNAX Inc.	28,400	1,026
*	Globus Medical Inc.	22,300	1,005
*	Syneos Health Inc.	19,673	1,004
*	Intercept Pharmaceuticals Inc.	8,100	978
	Cantel Medical Corp.	12,000	977
*	Immunomedics Inc.	63,500	939
*	Merit Medical Systems Inc.	16,500	933
*	LivaNova plc	9,907	915
*	Global Blood Therapeutics Inc.	18,600	891
*	Amicus Therapeutics Inc.	73,948	890
*	Emergent BioSolutions Inc.	14,000	873
*	Agios Pharmaceuticals Inc.	16,208	869
*	Inogen Inc.	5,700	862
*	Arena Pharmaceuticals Inc.	18,700	860
*	NuVasive Inc.	16,800	842
*	HMS Holdings Corp.	27,700	831
*	ACADIA Pharmaceuticals Inc.	36,400	829
*	Endo International plc	80,789	788
*	Omnicell Inc.	12,000	782
*,^	Ligand Pharmaceuticals Inc.	6,600	779
*	Ultragenyx Pharmaceutical Inc.	15,800	779
*	Acadia Healthcare Co. Inc.	27,269	746
*	Quidel Corp.	12,800	743
*	Repligen Corp.	12,629	720
*	Avanos Medical Inc.	15,505	706
*	China Biologic Products Holdings Inc.	8,400	682
*	Halozyme Therapeutics Inc.	41,600	673
*	Myriad Genetics Inc.	23,500	662
	Ensign Group Inc.	15,200	662
*	Insmed Inc.	26,799	651
	Patterson Cos. Inc.	29,213	651
*	Supernus Pharmaceuticals Inc.	17,000	648
*	Xencor Inc.	17,800	643
*	Ironwood Pharmaceuticals Inc. Class A	46,900	641
*	NxStage Medical Inc.	21,300	619
	CONMED Corp.	8,600	605
*	Theravance Biopharma Inc.	22,957	598
*	Heron Therapeutics Inc.	21,300	573
*	REGENXBIO Inc.	13,000	571
*	Mallinckrodt plc	25,422	556
*	Portola Pharmaceuticals Inc.	20,436	554
*	Select Medical Holdings Corp.	35,300	551
*	Tenet Healthcare Corp.	25,050	551

*	Aerie Pharmaceuticals Inc.	11,600	545
*	Medicines Co.	23,400	541
*	MyoKardia Inc.	12,400	513
*	Pacira Pharmaceuticals Inc.	12,600	513
*	Prestige Consumer Healthcare Inc.	17,800	497
*	Atara Biotherapeutics Inc.	13,000	494
*	Acceleron Pharma Inc.	11,600	492
*	Genomic Health Inc.	6,300	478
*	Magellan Health Inc.	7,300	476
*	Spark Therapeutics Inc.	9,811	469
*	AnaptysBio Inc.	7,000	464
*	Brookdale Senior Living Inc.	55,373	451
*	Cambrex Corp.	10,300	450
*	Aimmune Therapeutics Inc.	18,800	442
*	Nevro Corp.	8,800	427
*	Clovis Oncology Inc.	16,812	426
	Luminex Corp.	15,000	418
*	Enanta Pharmaceuticals Inc.	5,200	413
*	Esperion Therapeutics Inc.	8,700	404
*	Corcept Therapeutics Inc.	36,000	402
*	Amneal Pharmaceuticals Inc.	31,500	387
*	Spectrum Pharmaceuticals Inc.	33,600	376
*	OPKO Health Inc.	100,900	371
	Taro Pharmaceutical Industries Ltd.	3,800	362
*	Orthofix Medical Inc.	6,600	357
*	WageWorks Inc.	10,900	344
*	CorVel Corp.	5,453	341
*	Innoviva Inc.	19,900	340
*	Varex Imaging Corp.	11,704	333
*	Natus Medical Inc.	9,500	321
*	Editas Medicine Inc.	14,100	306
*,^	TherapeuticsMD Inc.	56,500	297
*	Tivity Health Inc.	12,500	278
*	Momenta Pharmaceuticals Inc.	23,112	274
*	Alder Biopharmaceuticals Inc.	19,188	270
*,^	Madrigal Pharmaceuticals Inc.	2,100	243
*	Radius Health Inc.	13,200	241
*	Puma Biotechnology Inc.	8,200	229
*	Acorda Therapeutics Inc.	12,800	213
	Meridian Bioscience Inc.	12,800	210
*	AxoGen Inc.	10,500	173
*	Intra-Cellular Therapies Inc.	13,700	165
*	Five Prime Therapeutics Inc.	13,600	153
*,^	Intrexon Corp.	19,800	152
*	Eagle Pharmaceuticals Inc.	3,300	139
	Owens & Minor Inc.	16,000	121
*	Akorn Inc.	30,700	115
*,^	Lannett Co. Inc.	9,800	73
*	Lexicon Pharmaceuticals Inc.	13,949	66
*	Aduro Biotech Inc.	12,200	36
			1,274,487
Industrials (7.1%)
	Boeing Co.	189,261	72,983
	Union Pacific Corp.	259,753	41,319
	3M Co.	198,676	39,795
*	PayPal Holdings Inc.	420,947	37,363
	Honeywell International Inc.	254,760	36,591

	Accenture plc Class A	221,351	33,988
	United Technologies Corp.	282,307	33,332
	General Electric Co.	3,078,917	31,282
	Caterpillar Inc.	203,511	27,100
	United Parcel Service Inc. Class B	239,431	25,236
	Lockheed Martin Corp.	86,155	24,958
	Danaher Corp.	211,033	23,408
	Automatic Data Processing Inc.	145,585	20,359
	Deere & Co.	115,598	18,958
	CSX Corp.	278,991	18,330
	Raytheon Co.	101,622	16,743
*	Norfolk Southern Corp.	95,891	16,085
	Illinois Tool Works Inc.	116,915	16,054
	Northrop Grumman Corp.	57,635	15,881
	General Dynamics Corp.	92,504	15,834
	FedEx Corp.	86,276	15,320
	Emerson Electric Co.	227,370	14,886
	Waste Management Inc.	149,770	14,328
	Sherwin-Williams Co.	29,393	12,390
	Eaton Corp. plc	160,466	12,236
	Fidelity National Information Services Inc.	113,136	11,826
*	Fiserv Inc.	142,482	11,816
	Johnson Controls International plc	340,623	11,503
	Roper Technologies Inc.	38,347	10,862
	TE Connectivity Ltd.	129,993	10,523
	Amphenol Corp. Class A	113,400	9,970
	Agilent Technologies Inc.	122,533	9,319
	Ingersoll-Rand plc	90,413	9,045
	Parker-Hannifin Corp.	52,847	8,710
*	TransDigm Group Inc.	22,275	8,710
	PACCAR Inc.	132,761	8,699
	Rockwell Automation Inc.	51,112	8,665
	Paychex Inc.	122,014	8,639
	Cummins Inc.	58,384	8,589
	Fortive Corp.	108,419	8,130
	Global Payments Inc.	71,701	8,051
*	Verisk Analytics Inc. Class A	67,616	7,939
	AMETEK Inc.	108,297	7,895
	Willis Towers Watson plc	47,948	7,805
*	Square Inc.	106,844	7,623
	Total System Services Inc.	84,690	7,589
	Ball Corp.	143,166	7,485
	Stanley Black & Decker Inc.	58,318	7,374
*	Mettler-Toledo International Inc.	11,296	7,209
*	FleetCor Technologies Inc.	35,040	7,071
	Fastenal Co.	115,278	6,970
*	Waters Corp.	29,999	6,936
	Cintas Corp.	36,566	6,856
*	CoStar Group Inc.	16,662	6,511
*	Worldpay Inc. Class A (New York Shares)	76,431	6,380
	Republic Services Inc. Class A	82,412	6,322
	L3 Technologies Inc.	31,923	6,285
	CH Robinson Worldwide Inc.	69,867	6,062
*	Keysight Technologies Inc.	79,754	5,903
*	Shopify Inc. Class A	34,960	5,890
	Expeditors International of Washington Inc.	84,144	5,831
	Textron Inc.	108,886	5,796

	Xylem Inc.	78,281	5,578
	TransUnion	89,759	5,459
	Dover Corp.	60,767	5,337
	Vulcan Materials Co.	52,236	5,310
	WW Grainger Inc.	17,447	5,154
	Broadridge Financial Solutions Inc.	47,960	4,836
	Martin Marietta Materials Inc.	27,177	4,802
*	First Data Corp. Class A	191,922	4,731
	IDEX Corp.	31,944	4,404
	Kansas City Southern	39,065	4,131
	Jack Henry & Associates Inc.	29,832	3,984
	Westrock Co.	96,560	3,931
*	United Rentals Inc.	30,668	3,841
	PerkinElmer Inc.	38,475	3,482
*	Trimble Inc.	87,400	3,291
*	Zebra Technologies Corp.	18,500	3,212
	Masco Corp.	97,651	3,165
	Jacobs Engineering Group Inc.	46,671	3,024
	Snap-on Inc.	18,200	3,021
	JB Hunt Transport Services Inc.	27,481	2,942
*	XPO Logistics Inc.	47,977	2,916
	Old Dominion Freight Line Inc.	21,350	2,902
	Packaging Corp. of America	30,403	2,868
	Spirit AeroSystems Holdings Inc. Class A	34,158	2,849
	Huntington Ingalls Industries Inc.	13,629	2,814
	Cognex Corp.	60,200	2,739
	Nordson Corp.	20,800	2,697
	Arconic Inc.	142,694	2,686
	Alliance Data Systems Corp.	14,961	2,657
	Lennox International Inc.	11,100	2,545
	Allegion plc	29,191	2,506
*	Teledyne Technologies Inc.	11,160	2,502
*	Sensata Technologies Holding plc	51,885	2,465
*	HD Supply Holdings Inc.	57,300	2,403
	Robert Half International Inc.	36,980	2,383
	Graco Inc.	53,000	2,296
	FLIR Systems Inc.	44,200	2,161
	Booz Allen Hamilton Holding Corp. Class A	43,074	2,116
*	Crown Holdings Inc.	41,441	2,114
	AO Smith Corp.	44,100	2,111
*	WEX Inc.	13,004	2,098
	Pentair plc	50,744	2,090
*	Arrow Electronics Inc.	27,382	2,080
	National Instruments Corp.	46,500	2,056
*	Fair Isaac Corp.	9,100	2,049
	Carlisle Cos. Inc.	18,700	2,015
	Sealed Air Corp.	50,735	2,004
*	Berry Global Group Inc.	40,282	1,984
	Xerox Corp.	69,911	1,972
	Wabtec Corp.	28,400	1,964
	Donaldson Co. Inc.	41,500	1,962
	AptarGroup Inc.	19,600	1,943
	Toro Co.	32,313	1,923
*	AECOM	61,100	1,870
*	AerCap Holdings NV	39,216	1,853
	Hexcel Corp.	27,300	1,848
	Flowserve Corp.	41,966	1,848

*	Euronet Worldwide Inc.	16,000	1,840
	Hubbell Inc. Class B	16,755	1,832
	Oshkosh Corp.	24,068	1,806
	Sonoco Products Co.	31,000	1,785
	Owens Corning	34,000	1,781
	MDU Resources Group Inc.	67,776	1,743
*	IPG Photonics Corp.	13,100	1,742
	Allison Transmission Holdings Inc.	35,623	1,734
	Lincoln Electric Holdings Inc.	19,900	1,720
	Fluor Corp.	45,905	1,679
*	Flex Ltd.	173,225	1,666
	HEICO Corp. Class A	22,997	1,610
	Quanta Services Inc.	45,400	1,604
	ManpowerGroup Inc.	20,254	1,601
	Woodward Inc.	17,400	1,581
	Acuity Brands Inc.	13,000	1,572
	Curtiss-Wright Corp.	13,500	1,533
	Avnet Inc.	36,843	1,518
	ITT Inc.	28,667	1,507
	Watsco Inc.	10,000	1,475
	Universal Display Corp.	14,200	1,474
*	Kirby Corp.	19,600	1,468
*	Genesee & Wyoming Inc. Class A	18,600	1,460
	BWX Technologies Inc.	31,450	1,460
	Bemis Co. Inc.	29,360	1,434
	Jabil Inc.	52,819	1,408
	MAXIMUS Inc.	19,700	1,382
	Genpact Ltd.	46,018	1,373
*	Trex Co. Inc.	19,400	1,353
	Knight-Swift Transportation Holdings Inc.	42,384	1,346
	AGCO Corp.	20,700	1,329
	Littelfuse Inc.	7,500	1,318
	Insperity Inc.	12,000	1,280
	Landstar System Inc.	12,600	1,280
	nVent Electric plc	50,744	1,270
	Crane Co.	15,300	1,266
	Brink’s Co.	16,200	1,200
	MSC Industrial Direct Co. Inc. Class A	14,200	1,186
	HEICO Corp.	13,988	1,182
*	Pagseguro Digital Ltd. Class A	54,086	1,167
	Graphic Packaging Holding Co.	94,980	1,146
	Macquarie Infrastructure Corp.	26,500	1,144
	USG Corp.	26,418	1,140
*	RBC Bearings Inc.	8,100	1,129
	EMCOR Group Inc.	17,300	1,128
	Air Lease Corp. Class A	29,600	1,123
*	Allegheny Technologies Inc.	40,988	1,123
*	Stericycle Inc.	25,331	1,117
	EnerSys	12,800	1,091
	Louisiana-Pacific Corp.	44,600	1,087
	MSA Safety Inc.	10,800	1,082
	Trinity Industries Inc.	46,200	1,080
	Owens-Illinois Inc.	52,550	1,055
*	Proto Labs Inc.	8,400	1,043
	Eagle Materials Inc.	14,400	1,022
	Regal Beloit Corp.	13,300	1,021
	Moog Inc. Class A	11,400	1,020

*	Esterline Technologies Corp.	8,300	1,010
*	Gardner Denver Holdings Inc.	40,460	998
*	AMN Healthcare Services Inc.	15,300	991
*	Axon Enterprise Inc.	19,300	985
*	Mercury Systems Inc.	16,600	973
*	ASGN Inc.	15,400	970
*	Generac Holdings Inc.	18,200	963
	Tetra Tech Inc.	17,400	960
	Armstrong World Industries Inc.	13,979	951
*	Clean Harbors Inc.	16,000	947
	Kennametal Inc.	25,200	947
	Valmont Industries Inc.	7,300	942
	Ryder System Inc.	16,187	937
*	Resideo Technologies Inc.	42,188	925
*	Aerojet Rocketdyne Holdings Inc.	23,300	920
*	Rexnord Corp.	34,889	912
	Timken Co.	21,300	907
*	Coherent Inc.	7,600	898
	Barnes Group Inc.	15,200	898
*	Orbotech Ltd.	14,600	895
	GATX Corp.	11,800	893
*	MasTec Inc.	19,900	883
*	Integer Holdings Corp.	10,878	881
*	CoreLogic Inc.	24,245	880
	John Bean Technologies Corp.	10,700	850
	Simpson Manufacturing Co. Inc.	13,800	847
*	FTI Consulting Inc.	12,200	834
	Otter Tail Corp.	16,811	815
*	Beacon Roofing Supply Inc.	22,344	812
	Korn Ferry	17,700	807
	Vishay Intertechnology Inc.	40,700	794
*	Rogers Corp.	6,200	787
*	II-VI Inc.	20,700	786
	Franklin Electric Co. Inc.	16,300	779
*	Novanta Inc.	11,000	766
	KBR Inc.	43,700	752
*	Conduent Inc.	58,306	743
*	WESCO International Inc.	13,974	732
	Exponent Inc.	14,600	729
	Silgan Holdings Inc.	25,768	712
	ABM Industries Inc.	20,800	711
	Applied Industrial Technologies Inc.	12,000	708
*	Cimpress NV	8,300	690
*	Sanmina Corp.	21,800	681
	Albany International Corp.	9,900	680
	Deluxe Corp.	14,400	676
	Belden Inc.	12,500	670
*	SiteOne Landscape Supply Inc.	12,500	666
	Mueller Industries Inc.	25,700	666
*	Colfax Corp.	26,340	652
	Brady Corp. Class A	14,480	647
	Watts Water Technologies Inc. Class A	8,600	644
*	Paylocity Holding Corp.	9,000	639
*	Itron Inc.	11,700	639
	UniFirst Corp.	4,600	637
*	Fabrinet	11,200	637
*	TopBuild Corp.	11,998	634

	Terex Corp.	20,502	630
*	TriNet Group Inc.	13,700	626
	McGrath RentCorp	12,000	605
*	ExlService Holdings Inc.	10,400	598
	Triton International Ltd.	16,500	593
	World Fuel Services Corp.	23,700	590
	Granite Construction Inc.	13,600	588
*	Aerovironment Inc.	7,500	582
	Comfort Systems USA Inc.	12,100	580
*	Harsco Corp.	27,200	579
	EVERTEC Inc.	20,800	576
	Covanta Holding Corp.	35,600	573
	Mobile Mini Inc.	15,000	567
*	Advanced Disposal Services Inc.	22,459	566
	ESCO Technologies Inc.	8,600	560
*	Saia Inc.	9,200	552
	Universal Forest Products Inc.	17,900	552
*	Anixter International Inc.	9,000	546
*	Dycom Industries Inc.	9,300	540
	Mueller Water Products Inc. Class A	54,200	536
	AAR Corp.	14,100	531
*	Plexus Corp.	9,200	516
*	Summit Materials Inc. Class A	33,697	514
	AAON Inc.	13,793	510
*	Navistar International Corp.	15,500	509
	US Ecology Inc.	7,800	497
	Werner Enterprises Inc.	15,000	494
*	MINDBODY Inc. Class A	13,500	492
*	Masonite International Corp.	8,500	486
	Badger Meter Inc.	9,200	486
	Raven Industries Inc.	13,100	485
*	OSI Systems Inc.	5,400	484
*	TriMas Corp.	16,700	484
	EnPro Industries Inc.	7,200	476
	Forward Air Corp.	8,100	474
*	SPX Corp.	15,899	473
	Cubic Corp.	7,200	463
*	Builders FirstSource Inc.	34,100	451
	Greif Inc. Class A	11,500	449
*	Sykes Enterprises Inc.	16,200	447
*	Hub Group Inc. Class A	9,900	441
	Actuant Corp. Class A	19,200	439
*	Installed Building Products Inc.	10,200	430
	ManTech International Corp. Class A	7,600	428
*	SPX FLOW Inc.	12,999	426
*	Knowles Corp.	26,973	421
*	Gibraltar Industries Inc.	11,800	421
	Greenbrier Cos. Inc.	9,900	420
	Kaman Corp.	7,000	414
	Federal Signal Corp.	18,700	411
	AZZ Inc.	8,800	394
	Boise Cascade Co.	14,100	387
*	Cardtronics plc Class A	14,300	387
	Griffon Corp.	24,100	383
	Heartland Express Inc.	19,000	380
	Encore Wire Corp.	6,900	372
*	JELD-WEN Holding Inc.	20,757	370

	Sun Hydraulics Corp.	10,400	368
	Hollysys Automation Technologies Ltd.	17,800	367
	Rush Enterprises Inc. Class A	9,500	363
*	Ambarella Inc.	9,500	361
	Navigant Consulting Inc.	13,900	360
	Triumph Group Inc.	20,100	359
	Advanced Drainage Systems Inc.	13,900	354
	Tennant Co.	6,000	352
*	SEACOR Holdings Inc.	8,400	348
*	BMC Stock Holdings Inc.	20,100	345
*	TTM Technologies Inc.	29,954	344
	CTS Corp.	12,100	343
	Standex International Corp.	4,600	343
*	Evolent Health Inc. Class A	19,200	339
	Benchmark Electronics Inc.	13,300	338
*	CBIZ Inc.	17,000	333
*	Huron Consulting Group Inc.	6,800	329
	Primoris Services Corp.	16,200	323
	Ship Finance International Ltd.	26,513	322
	MTS Systems Corp.	6,400	320
*	Aegion Corp. Class A	17,600	319
	Schneider National Inc. Class B	14,700	312
*	FARO Technologies Inc.	7,300	310
*	TrueBlue Inc.	12,600	307
	AVX Corp.	17,300	307
*	MACOM Technology Solutions Holdings Inc.	17,013	307
	Aircastle Ltd.	14,200	296
*	Patrick Industries Inc.	7,400	295
	Apogee Enterprises Inc.	8,600	293
*	Donnelley Financial Solutions Inc.	19,370	284
	Lindsay Corp.	3,300	283
	Methode Electronics Inc.	10,500	270
	Myers Industries Inc.	16,600	270
^	Seaspan Corp. Class A	29,000	270
*	Scorpio Tankers Inc.	14,190	266
	Hyster-Yale Materials Handling Inc.	3,800	264
*,^	ADT Inc.	36,200	261
*	Wesco Aircraft Holdings Inc.	29,200	255
	H&E Equipment Services Inc.	9,000	241
	GrafTech International Ltd.	18,200	240
^	Caesarstone Ltd.	15,237	234
	Astec Industries Inc.	6,200	230
	GasLog Ltd.	12,700	228
	TTEC Holdings Inc.	6,800	227
	Quanex Building Products Corp.	14,400	225
*	Manitowoc Co. Inc.	14,350	218
*	Tutor Perini Corp.	12,200	210
	Briggs & Stratton Corp.	13,800	178
*	CIRCOR International Inc.	6,300	174
	Kelly Services Inc. Class A	6,900	155
*	Veeco Instruments Inc.	15,217	149
	Matson Inc.	3,700	124
*,^	Frontline Ltd.	21,440	110
*	Atlas Air Worldwide Holdings Inc.	1,500	80
^	Teekay Corp.	17,800	62
	LSC Communications Inc.	7,570	60

	Waste Connections Inc. (New York Shares)	302	25
			1,267,710
Oil & Gas (2.8%)
	Exxon Mobil Corp.	1,492,751	109,389
	Chevron Corp.	670,194	76,838
	ConocoPhillips	404,675	27,392
	Schlumberger Ltd.	479,144	21,183
	EOG Resources Inc.	205,094	20,345
	Occidental Petroleum Corp.	271,126	18,106
	Marathon Petroleum Corp.	237,648	15,747
	Phillips 66	149,399	14,254
	Valero Energy Corp.	153,677	13,496
	Kinder Morgan Inc.	697,264	12,620
	Williams Cos. Inc.	445,503	11,997
	Halliburton Co.	337,100	10,571
	ONEOK Inc.	162,154	10,412
	Pioneer Natural Resources Co.	66,420	9,453
	Anadarko Petroleum Corp.	189,236	8,957
*	Concho Resources Inc.	73,964	8,864
*	Cheniere Energy Inc.	98,003	6,434
	Diamondback Energy Inc.	60,297	6,218
	Hess Corp.	107,471	5,803
	Marathon Oil Corp.	354,577	5,599
	Devon Energy Corp.	204,827	5,459
	Apache Corp.	160,893	5,280
	Baker Hughes a GE Co. Class A	214,702	5,061
	National Oilwell Varco Inc.	136,718	4,030
	Noble Energy Inc.	177,012	3,954
	Targa Resources Corp.	90,596	3,897
	Cabot Oil & Gas Corp.	150,238	3,748
	HollyFrontier Corp.	54,470	3,069
	OGE Energy Corp.	61,200	2,506
	Cimarex Energy Co.	30,794	2,320
	Helmerich & Payne Inc.	34,300	1,920
	EQT Corp.	91,559	1,783
*	Parsley Energy Inc. Class A	85,798	1,594
*	WPX Energy Inc.	123,078	1,509
*	Equitrans Midstream Corp.	70,447	1,467
	Murphy Oil Corp.	53,523	1,464
*	First Solar Inc.	28,470	1,440
	PBF Energy Inc. Class A	39,302	1,439
*	Transocean Ltd.	156,579	1,342
*	Continental Resources Inc.	27,112	1,252
*	Newfield Exploration Co.	65,201	1,192
*	Whiting Petroleum Corp.	34,413	985
	Core Laboratories NV	13,400	904
*,^	Chesapeake Energy Corp.	309,913	883
	Patterson-UTI Energy Inc.	72,277	877
	Delek US Holdings Inc.	26,173	851
*	Southwestern Energy Co.	192,418	841
*	CNX Resources Corp.	69,077	839
*	Apergy Corp.	24,701	830
*	Antero Resources Corp.	76,200	767
*	Chart Industries Inc.	10,000	747
*	Centennial Resource Development Inc. Class A	56,100	739
	Range Resources Corp.	65,496	722
*	QEP Resources Inc.	86,264	713

	SM Energy Co.	36,114	709
*	PDC Energy Inc.	20,381	664
	Ensco plc Class A	145,903	642
*	Matador Resources Co.	32,500	634
*,^	SolarEdge Technologies Inc.	13,600	596
*	Callon Petroleum Co.	70,026	570
	Arcosa Inc.	19,200	565
*	Canadian Solar Inc.	25,700	554
*	Oceaneering International Inc.	35,200	552
*	Oasis Petroleum Inc.	88,653	534
*	Rowan Cos. plc Class A	42,888	523
	McDermott International Inc.	58,884	519
*	Gulfport Energy Corp.	59,882	502
*	NOW Inc.	36,496	494
	Cosan Ltd.	40,372	445
*	Dril-Quip Inc.	11,400	427
*	MRC Global Inc.	26,000	406
	SemGroup Corp. Class A	24,853	398
	Archrock Inc.	41,684	393
*	Denbury Resources Inc.	180,226	366
*	Kosmos Energy Ltd.	70,956	364
*	SRC Energy Inc.	73,254	360
*	Helix Energy Solutions Group Inc.	50,300	344
*	C&J Energy Services Inc.	20,200	325
*	Unit Corp.	20,200	322
*	Oil States International Inc.	18,720	322
*	Newpark Resources Inc.	38,700	322
	Nabors Industries Ltd.	107,306	318
*	Carrizo Oil & Gas Inc.	24,579	302
*	ProPetro Holding Corp.	17,400	284
*	California Resources Corp.	14,000	282
*	Noble Corp. plc	76,211	251
*	Diamond Offshore Drilling Inc.	20,218	221
*	Superior Energy Services Inc.	55,835	218
*	Exterran Corp.	12,200	212
	Green Plains Inc.	14,400	205
*	WildHorse Resource Development Corp.	12,000	204
*	Laredo Petroleum Inc.	51,100	194
*	Gran Tierra Energy Inc. (New York Shares)	81,100	192
*,^	Weatherford International plc	291,703	189
	RPC Inc.	17,400	188
*	Jagged Peak Energy Inc.	17,600	185
*	KLX Energy Services Holdings Inc.	6,720	175
	CVR Energy Inc.	4,200	169
*	Extraction Oil & Gas Inc.	37,744	149
*	Frank’s International NV	23,000	131
*	Forum Energy Technologies Inc.	23,900	117
*,^	SunPower Corp. Class A	19,200	112
*	Covia Holdings Corp.	9,800	46
*,§,^	Cobalt International Energy Inc.	4,380	—
			497,298
Other (0.0%)[3]
*,§	Herbalife Ltd. CVR	2,700	26
*,§	A Schulman Inc. CVR	8,800	17

*,§	Media General Inc. CVR	21,051	1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	18,671	—
			44
Technology (10.9%)
	Apple Inc.	1,694,099	281,966
	Microsoft Corp.	2,693,015	281,232
*	Facebook Inc. Class A	846,139	141,043
*	Alphabet Inc. Class C	115,492	128,932
*	Alphabet Inc. Class A	98,580	110,990
	Intel Corp.	1,618,076	76,244
	Cisco Systems Inc.	1,583,670	74,892
	Oracle Corp.	894,542	44,933
	International Business Machines Corp.	325,200	43,713
*	Adobe Inc.	173,256	42,936
	Broadcom Inc.	145,940	39,148
*	salesforce.com Inc.	253,742	38,561
	Texas Instruments Inc.	335,529	33,781
	NVIDIA Corp.	207,440	29,820
	QUALCOMM Inc.	426,715	21,131
	Intuit Inc.	86,127	18,588
*	Micron Technology Inc.	400,189	15,295
*	ServiceNow Inc.	67,598	14,873
	Cognizant Technology Solutions Corp. Class A	206,280	14,374
	Applied Materials Inc.	362,773	14,177
	Analog Devices Inc.	137,654	13,608
	HP Inc.	592,982	13,063
*	Autodesk Inc.	82,361	12,124
*	Red Hat Inc.	63,563	11,304
	NXP Semiconductors NV	123,761	10,771
	Xilinx Inc.	95,329	10,671
	Lam Research Corp.	59,169	10,034
*	Workday Inc. Class A	55,068	9,996
	Corning Inc.	297,520	9,896
	Hewlett Packard Enterprise Co.	572,917	8,932
	Motorola Solutions Inc.	75,480	8,824
*	Twitter Inc.	258,227	8,666
*	Advanced Micro Devices Inc.	333,142	8,132
*	Palo Alto Networks Inc.	35,977	7,729
*	Synopsys Inc.	80,139	7,481
	Microchip Technology Inc.	90,974	7,312
	Harris Corp.	46,781	7,166
*	Cerner Corp.	130,305	7,155
*	Splunk Inc.	56,007	6,992
*	VeriSign Inc.	40,998	6,940
	NetApp Inc.	107,373	6,847
	Maxim Integrated Products Inc.	126,081	6,842
*	ANSYS Inc.	41,348	6,796
	DXC Technology Co.	105,113	6,740
	KLA-Tencor Corp.	62,382	6,648
	Citrix Systems Inc.	62,761	6,436
*	IAC/InterActiveCorp	29,413	6,214
*	Check Point Software Technologies Ltd.	52,196	5,842
*	Gartner Inc.	42,515	5,777
	CDW Corp.	67,644	5,633
	Skyworks Solutions Inc.	76,959	5,621
*	Cadence Design Systems Inc.	115,122	5,529
*	Veeva Systems Inc. Class A	49,646	5,414

	Symantec Corp.	248,624	5,226
	Seagate Technology plc	117,062	5,184
*	Arista Networks Inc.	23,974	5,149
	Western Digital Corp.	112,693	5,070
*	GoDaddy Inc. Class A	64,970	4,459
*	PTC Inc.	49,292	4,179
*	Akamai Technologies Inc.	59,388	3,866
*	Atlassian Corp. plc Class A	37,300	3,670
*	Fortinet Inc.	47,900	3,668
	VMware Inc. Class A	23,907	3,612
*	Twilio Inc. Class A	31,494	3,506
	SS&C Technologies Holdings Inc.	65,009	3,347
	Marvell Technology Group Ltd.	174,895	3,241
*	Tableau Software Inc. Class A	24,302	3,107
*	Yandex NV Class A	92,262	3,098
*	F5 Networks Inc.	18,991	3,057
*	Qorvo Inc.	42,827	2,799
	Juniper Networks Inc.	105,996	2,750
*	ON Semiconductor Corp.	133,267	2,671
	Leidos Holdings Inc.	45,091	2,615
*	Ultimate Software Group Inc.	9,400	2,567
*	Dell Technologies Inc.	52,150	2,534
*	Paycom Software Inc.	17,052	2,528
*	Nutanix Inc.	49,100	2,515
	Amdocs Ltd.	44,938	2,511
*	Okta Inc.	30,100	2,481
*	Zendesk Inc.	36,600	2,472
*	Guidewire Software Inc.	28,200	2,444
*	Tyler Technologies Inc.	12,800	2,422
*	EPAM Systems Inc.	17,100	2,419
*	RingCentral Inc. Class A	24,000	2,219
	Teradyne Inc.	60,100	2,163
*	Aspen Technology Inc.	22,300	2,155
*	HubSpot Inc.	13,000	2,058
	CDK Global Inc.	41,555	2,032
*	Integrated Device Technology Inc.	41,200	2,013
*	Ciena Corp.	49,000	1,866
*	Cree Inc.	36,115	1,821
*	ARRIS International plc	55,083	1,729
*	CommScope Holding Co. Inc.	81,914	1,713
*	Coupa Software Inc.	19,400	1,687
*	athenahealth Inc.	12,500	1,684
*	Teradata Corp.	37,836	1,679
	Monolithic Power Systems Inc.	12,800	1,620
*	Proofpoint Inc.	15,900	1,620
*	New Relic Inc.	15,800	1,606
	Cypress Semiconductor Corp.	112,532	1,561
	LogMeIn Inc.	15,900	1,479
	Entegris Inc.	44,400	1,467
*	Nuance Communications Inc.	89,700	1,424
	MKS Instruments Inc.	16,600	1,355
*	Tech Data Corp.	13,500	1,291
*,^	ViaSat Inc.	20,468	1,283
*	InterXion Holding NV	21,300	1,279
	SYNNEX Corp.	12,984	1,256
*	CACI International Inc. Class A	7,400	1,237
*	RealPage Inc.	22,129	1,234

*	Medidata Solutions Inc.	17,300	1,228
*	Lumentum Holdings Inc.	24,537	1,200
*	ACI Worldwide Inc.	40,200	1,188
	Micro Focus International plc ADR	61,498	1,175
*	DocuSign Inc. Class A	23,700	1,172
*	Verint Systems Inc.	24,200	1,171
	Science Applications International Corp.	17,295	1,161
*	Wix.com Ltd.	10,500	1,148
	Blackbaud Inc.	15,700	1,124
*	2U Inc.	19,604	1,114
	j2 Global Inc.	14,600	1,097
*	FireEye Inc.	60,400	1,068
*	Five9 Inc.	20,500	1,048
*	Semtech Corp.	21,300	1,034
*	Manhattan Associates Inc.	20,400	995
*	NCR Corp.	36,615	979
*	Silicon Laboratories Inc.	12,800	979
*	Cornerstone OnDemand Inc.	17,000	975
*	CyberArk Software Ltd.	11,000	965
*	Cloudera Inc.	69,952	944
*	Finisar Corp.	41,100	936
	Cabot Microelectronics Corp.	9,109	928
*	Qualys Inc.	10,600	917
*	Pure Storage Inc. Class A	50,800	910
*	YY Inc. ADR	13,000	903
	Perspecta Inc.	44,398	890
*	Box Inc.	39,900	835
*	Globant SA	12,097	818
*	Ellie Mae Inc.	10,700	811
*	Bottomline Technologies DE Inc.	15,400	795
*	CommVault Systems Inc.	11,970	791
*	Viavi Solutions Inc.	70,200	781
*	Envestnet Inc.	14,300	776
*	Q2 Holdings Inc.	12,900	767
	InterDigital Inc.	10,500	765
	Power Integrations Inc.	11,500	759
*	SailPoint Technologies Holding Inc.	26,200	748
^	Ubiquiti Networks Inc.	6,600	714
	Brooks Automation Inc.	22,900	713
	Cogent Communications Holdings Inc.	14,700	712
*	Cirrus Logic Inc.	19,100	710
*	NetScout Systems Inc.	26,238	680
*	Blackline Inc.	13,800	657
*	Premier Inc. Class A	16,475	656
	Pegasystems Inc.	11,600	653
*	Alarm.com Holdings Inc.	9,700	610
*	Advanced Energy Industries Inc.	11,900	610
*	EchoStar Corp. Class A	14,700	602
*	Allscripts Healthcare Solutions Inc.	50,600	597
*	Avaya Holdings Corp.	34,300	580
	Progress Software Corp.	15,900	576
*	Virtusa Corp.	11,700	568
*	Insight Enterprises Inc.	11,300	519
	TiVo Corp.	46,562	518
	Kulicke & Soffa Industries Inc.	22,900	516
*	Varonis Systems Inc.	8,700	514
*	Inphi Corp.	12,900	509

*	NETGEAR Inc.	12,600	499
*	Yext Inc.	31,700	494
*	Blucora Inc.	16,400	484
*	Acacia Communications Inc.	10,900	474
*	Luxoft Holding Inc. Class A	8,000	464
*	Diodes Inc.	13,800	464
*	Synaptics Inc.	11,500	458
*	ScanSource Inc.	11,700	448
*	3D Systems Corp.	34,900	445
	Pitney Bowes Inc.	60,747	438
*,^	Ceridian HCM Holding Inc.	10,600	437
*	Cray Inc.	19,900	437
*	Stratasys Ltd.	15,900	406
	Plantronics Inc.	10,000	388
*	MicroStrategy Inc. Class A	3,000	381
*	MaxLinear Inc.	19,100	375
	Ebix Inc.	6,500	371
*	Electronics For Imaging Inc.	13,700	362
	Shutterstock Inc.	9,000	360
	CSG Systems International Inc.	9,600	347
	ADTRAN Inc.	23,500	343
	NIC Inc.	20,000	328
	Xperi Corp.	15,300	328
*	Mimecast Ltd.	8,700	327
*	Rambus Inc.	35,400	319
*	Lattice Semiconductor Corp.	40,700	317
*	21Vianet Group Inc. ADR	33,714	303
*	NextGen Healthcare Inc.	16,200	286
	Monotype Imaging Holdings Inc.	16,300	271
	Forrester Research Inc.	5,475	246
*	Amkor Technology Inc.	30,000	240
	ASE Technology Holding Co. Ltd. ADR	59,923	239
*	Infinera Corp.	50,200	221
*	Perficient Inc.	8,500	217
*	Loral Space & Communications Inc.	5,577	201
*	Endurance International Group Holdings Inc.	22,000	178
	Diebold Nixdorf Inc.	23,135	98
			1,938,565
Telecommunications (1.0%)
	Verizon Communications Inc.	1,462,877	80,546
	AT&T Inc.	2,568,345	77,204
*	T-Mobile US Inc.	106,659	7,426
	CenturyLink Inc.	358,061	5,486
*	Zayo Group Holdings Inc.	74,500	2,045
*	Sprint Corp.	213,621	1,333
	Telephone & Data Systems Inc.	32,573	1,180
	Shenandoah Telecommunications Co.	16,550	788
*	Vonage Holdings Corp.	71,800	654
*	8x8 Inc.	36,900	650
*	Iridium Communications Inc.	29,700	576
*,^	GTT Communications Inc.	13,100	335
	Consolidated Communications Holdings Inc.	28,251	302
	ATN International Inc.	3,600	268
*	United States Cellular Corp.	4,600	265
*	Cincinnati Bell Inc.	12,980	108
			179,166

Utilities (1.7%)
	NextEra Energy Inc.	162,558	29,095
	Duke Energy Corp.	244,321	21,447
	Dominion Energy Inc.	261,858	18,393
	Southern Co.	355,226	17,264
	Exelon Corp.	320,128	15,289
	American Electric Power Co. Inc.	172,506	13,649
	Sempra Energy	94,371	11,040
	Xcel Energy Inc.	192,954	10,103
	Public Service Enterprise Group Inc.	171,283	9,344
	Eversource Energy	130,413	9,052
	PPL Corp.	277,992	8,707
	Consolidated Edison Inc.	108,548	8,429
	WEC Energy Group Inc.	109,998	8,033
	FirstEnergy Corp.	202,713	7,946
	DTE Energy Co.	64,088	7,546
	Entergy Corp.	82,962	7,399
	American Water Works Co. Inc.	71,927	6,881
	Evergy Inc.	118,907	6,816
	Edison International	118,579	6,755
	Ameren Corp.	96,752	6,709
	CenterPoint Energy Inc.	192,627	5,956
	CMS Energy Corp.	99,040	5,164
	NRG Energy Inc.	107,111	4,382
	Alliant Energy Corp.	95,195	4,233
	Atmos Energy Corp.	40,348	3,939
	AES Corp.	213,831	3,505
	NiSource Inc.	123,016	3,356
*	Vistra Energy Corp.	129,215	3,245
	UGI Corp.	56,350	3,214
	Pinnacle West Capital Corp.	34,140	3,008
*	PG&E Corp.	188,750	2,454
	Aqua America Inc.	58,471	2,049
	Vectren Corp.	25,496	1,845
	IDACORP Inc.	16,100	1,570
	New Jersey Resources Corp.	31,200	1,513
	National Fuel Gas Co.	25,992	1,489
	Southwest Gas Holdings Inc.	17,600	1,378
	Portland General Electric Co.	27,825	1,345
	ONE Gas Inc.	16,276	1,337
	ALLETE Inc.	16,700	1,285
	Spire Inc.	16,000	1,270
	Hawaiian Electric Industries Inc.	33,700	1,253
	PNM Resources Inc.	27,900	1,188
	Black Hills Corp.	16,900	1,147
	NorthWestern Corp.	17,100	1,093
	MGE Energy Inc.	14,445	929
	American States Water Co.	13,000	880
	Avista Corp.	21,000	879
	Avangrid Inc.	17,500	873
	South Jersey Industries Inc.	28,900	861
	California Water Service Group	17,100	847
	El Paso Electric Co.	15,800	830
	Pattern Energy Group Inc. Class A	30,752	654
	Northwest Natural Holding Co.	10,300	645
	Ormat Technologies Inc.	10,600	612
	SJW Group	7,056	423

	Atlantica Yield plc			18,701	336
	TerraForm Power Inc. Class A			22,998	273
*	Evoqua Water Technologies Corp.			23,800	257
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	150
					301,564
Total United States					9,603,780
Total Common Stocks (Cost $15,617,848)					17,768,024
Preferred Stocks (0.0%)
*,§,4	CJ Corp - Convert Preferred Line			576	14

	GCI Liberty Inc. Pfd.,7.00%, 3/10/39			865	21

Total Preferred Stocks (Cost $10)					35
		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
5,6	Vanguard Market Liquidity Fund	2.572%		1,172,712	117,271

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	2.435%-2.439%	4/11/19	10,500	10,453
7	United States Treasury Bill	2.474%	5/9/19	3,000	2,981
7	United States Treasury Bill	2.497%	5/23/19	400	397
					13,831
Total Temporary Cash Investments (Cost $131,093)					131,102
Total Investments (100.4%) (Cost $15,748,951)					17,899,161
Other Assets and Liabilities-Net (-0.4%)[6]					(79,300)
Net Assets (100%)					17,819,861

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $98,356,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $114,271,000, representing 0.6% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $105,236,000 of collateral received for securities on loan.
7	Securities with a value of $2,828,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
			Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			March 2019	207	27,992	1,924
Dow Jones EURO STOXX 50 Index			March 2019	225	8,138	353
FTSE 100 Index			March 2019	57	5,176	170
MSCI Emerging Market Index			March 2019	81	4,312	316
E-mini Russell 2000 Index			March 2019	46	3,450	306
Topix Index			March 2019	19	2,737	82
S&P TSX 60 Index			March 2019	17	2,402	192
S&P ASX 200 Index			March 2019	12	1,270	42
						3,385

Forward Currency Contracts

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	3/20/19	EUR	12,916	USD	14,915	(71)
Morgan Stanley Capital Services LLC	3/12/19	JPY	1,231,209	USD	10,953	386
Barclays Bank plc	3/20/19	GBP	7,059	USD	8,984	297
BNP Paribas	3/20/19	EUR	4,978	USD	5,702	19
BNP Paribas	3/12/19	JPY	552,675	USD	5,011	79
Morgan Stanley Capital Services LLC	3/26/19	AUD	6,233	USD	4,448	86
Morgan Stanley Capital Services LLC	3/19/19	CAD	5,249	USD	3,923	76
BNP Paribas	3/20/19	GBP	2,777	USD	3,529	122
BNP Paribas	3/26/19	AUD	2,875	USD	2,042	50
Goldman Sachs International	3/19/19	CAD	2,508	USD	1,855	56
Bank of America, N.A.	3/20/19	EUR	873	USD	1,000	3
Bank of America, N.A.	3/20/19	GBP	474	USD	627	(4)
BNP Paribas	3/12/19	USD	9,345	JPY	1,030,860	(149)
Deutsche Bank AG	3/20/19	USD	8,230	EUR	7,154	8
Citibank, N.A.	3/20/19	USD	5,036	GBP	3,967	(179)
JPMorgan Chase Bank, N.A.	3/26/19	USD	3,819	AUD	5,414	(120)
BNP Paribas	3/20/19	USD	3,655	EUR	3,194	(16)

Total World Stock Index Fund

JPMorgan Chase Bank, N.A.	3/12/19	USD	2,587	JPY	286,140	(48)
Goldman Sachs International	3/19/19	USD	2,177	CAD	2,965	(82)
JPMorgan Chase Bank, N.A.	3/20/19	USD	2,129	GBP	1,679	(78)
Goldman Sachs International	3/20/19	USD	1,761	EUR	1,528	5
Citibank, N.A.	3/12/19	USD	1,272	JPY	137,385	7
Goldman Sachs International	3/20/19	USD	1,058	GBP	822	(22)
Goldman Sachs International	3/26/19	USD	957	AUD	1,358	(31)
Toronto-Dominion Bank	3/19/19	USD	757	CAD	1,027	(26)
BNP Paribas	3/19/19	USD	536	CAD	710	(5)
Citibank, N.A.	3/26/19	USD	517	AUD	716	(4)
						359

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At January 31, 2019, the counterparty had deposited in segregated accounts cash with a value of $530,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Total World Stock Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by

Total World Stock Index Fund

the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—International	891,076	7,269,458	3,710
Common Stocks—United States	9,588,905	14,831	44
Preferred Stocks	21	—	14
Temporary Cash Investments	117,271	13,831	—
Futures Contracts—Assets[1]	356	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Forward Currency Contracts—Assets	—	1,194	—
Forward Currency Contracts—Liabilities	—	(835)	—
Total	10,597,625	7,298,479	3,768

1 Represents variation margin on the last day of the reporting period.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.2%)[1]
Australia (5.0%)
	Northern Star Resources Ltd.	1,827,338	11,680
	Charter Hall Group	1,361,852	8,164
	Link Administration Holdings Ltd.	1,507,492	7,855
	Reliance Worldwide Corp. Ltd.	2,111,135	7,388
	Qube Holdings Ltd.	3,661,219	7,174
	Beach Energy Ltd.	5,207,213	6,850
	Altium Ltd.	320,833	5,863
	carsales.com Ltd.	631,119	5,804
*,^	Afterpay Touch Group Ltd.	493,851	5,769
	St. Barbara Ltd.	1,532,238	5,587
^	JB Hi-Fi Ltd.	340,033	5,541
*	Saracen Mineral Holdings Ltd.	2,231,178	5,477
	nib holdings Ltd.	1,359,528	5,292
	Cleanaway Waste Management Ltd.	3,984,708	5,245
	Regis Resources Ltd.	1,359,416	5,145
	Washington H Soul Pattinson & Co. Ltd.	265,186	5,086
*	NEXTDC Ltd.	997,004	4,989
	GrainCorp Ltd. Class A	681,212	4,705
	Mineral Resources Ltd.	406,500	4,701
	Independence Group NL	1,448,132	4,633
	Nine Entertainment Co. Holdings Ltd.	4,241,781	4,503
	Pendal Group Ltd.	815,252	4,462
	Steadfast Group Ltd.	2,316,092	4,457
^	Corporate Travel Management Ltd.	245,016	4,196
*,2	Viva Energy Group Ltd.	3,097,807	4,158
	Cromwell Property Group	5,025,542	3,878
	Bapcor Ltd.	841,079	3,784
	BWP Trust	1,415,704	3,754
^	Blackmores Ltd.	39,615	3,717
	Costa Group Holdings Ltd.	904,684	3,656
*	Healius Ltd.	1,704,530	3,618
	Navitas Ltd.	869,453	3,556
	Appen Ltd.	297,865	3,486
	IRESS Ltd.	407,146	3,484
	WiseTech Global Ltd.	229,395	3,422
	Webjet Ltd.	381,486	3,330
	Charter Hall Retail REIT	984,657	3,263
2	MYOB Group Ltd.	1,294,418	3,195
	G8 Education Ltd.	1,366,846	3,155
	Breville Group Ltd.	390,699	3,125
	IDP Education Ltd.	365,702	3,024
^	InvoCare Ltd.	340,258	3,022
	Monadelphous Group Ltd.	268,587	2,886
*	Mayne Pharma Group Ltd.	4,512,782	2,650
	Abacus Property Group	981,532	2,633
	National Storage REIT	1,981,511	2,588
	Premier Investments Ltd.	244,029	2,458
*	Lynas Corp. Ltd.	1,992,375	2,435
	Sandfire Resources NL	469,370	2,394

	Bega Cheese Ltd.	638,814	2,364
^	Charter Hall Long Wale REIT	729,573	2,319
	ARB Corp. Ltd.	200,623	2,287
	Super Retail Group Ltd.	428,721	2,274
	Technology One Ltd.	443,964	2,257
*,^	Pilbara Minerals Ltd.	4,557,880	2,171
	GUD Holdings Ltd.	265,453	2,168
	Viva Energy REIT	1,293,922	2,128
	Brickworks Ltd.	172,133	2,066
	Growthpoint Properties Australia Ltd.	733,397	2,037
	SmartGroup Corp. Ltd.	265,249	2,025
^	Credit Corp. Group Ltd.	122,968	1,970
	McMillan Shakespeare Ltd.	172,649	1,930
	Ausdrill Ltd.	2,068,260	1,901
^	Inghams Group Ltd.	559,629	1,874
	Bingo Industries Ltd.	1,219,553	1,858
	Aventus Retail Property Fund Ltd.	1,191,667	1,837
	Southern Cross Media Group Ltd.	2,377,721	1,819
	oOh!media Ltd.	681,451	1,779
*,^	Galaxy Resources Ltd.	1,198,861	1,755
^	IPH Ltd.	438,986	1,750
	Tassal Group Ltd.	541,655	1,720
	Pact Group Holdings Ltd.	597,502	1,649
*	Nanosonics Ltd.	671,977	1,639
*,^	Orocobre Ltd.	660,573	1,616
	Ingenia Communities Group	708,193	1,583
	Elders Ltd.	342,378	1,564
	GWA Group Ltd.	761,947	1,549
	NRW Holdings Ltd.	1,103,937	1,543
	Rural Funds Group	947,751	1,532
	Arena REIT	783,736	1,532
*	Emeco Holdings Ltd.	919,387	1,518
	SpeedCast International Ltd.	693,459	1,470
*	Gold Road Resources Ltd.	2,588,316	1,451
	Eclipx Group Ltd.	877,593	1,427
*	Ardent Leisure Group Ltd.	1,448,257	1,426
	Aveo Group	1,192,082	1,407
	Collins Foods Ltd.	306,210	1,402
	Resolute Mining Ltd.	1,688,933	1,391
	Charter Hall Education Trust	600,553	1,362
*,^	Bellamy’s Australia Ltd.	203,651	1,292
	Centuria Industrial REIT	615,005	1,237
	Western Areas Ltd.	709,093	1,218
	Sigma Healthcare Ltd.	3,045,593	1,197
	GDI Property Group	1,171,475	1,159
^	Netwealth Group Ltd.	220,059	1,153
	Select Harvests Ltd.	257,830	1,130
*,^	Syrah Resources Ltd.	990,357	1,130
	Estia Health Ltd.	634,902	1,084
*	Dacian Gold Ltd.	558,680	1,056
	Australian Pharmaceutical Industries Ltd.	1,144,952	1,050
*	Seven West Media Ltd.	2,657,985	1,045
*,^	Mesoblast Ltd.	1,146,086	989
*,^	Kidman Resources Ltd.	1,171,708	964
	Greencross Ltd.	240,398	963
	Genworth Mortgage Insurance Australia Ltd.	588,406	951
	HT&E Ltd.	790,368	944

*	Australian Agricultural Co. Ltd.	1,188,701	926
*	Perseus Mining Ltd.	2,962,377	896
^	Lovisa Holdings Ltd.	171,718	896
*	Senex Energy Ltd.	3,536,847	892
	Mount Gibson Iron Ltd.	1,871,588	881
	Accent Group Ltd.	922,895	877
	Hotel Property Investments	387,523	871
	Regis Healthcare Ltd.	360,906	784
*	Starpharma Holdings Ltd.	994,955	779
^	Automotive Holdings Group Ltd.	675,989	766
	OFX Group Ltd.	598,594	759
^	SeaLink Travel Group Ltd.	246,945	754
	FlexiGroup Ltd.	747,256	716
	Navigator Global Investments Ltd.	315,758	696
*	Village Roadshow Ltd.	308,492	686
*,^	New Century Resources Ltd.	1,266,412	675
	Asaleo Care Ltd.	1,009,516	663
*	Westgold Resources Ltd.	844,820	627
	Japara Healthcare Ltd.	679,793	610
	SG Fleet Group Ltd.	294,654	608
	Cedar Woods Properties Ltd.	170,353	608
*,^	Myer Holdings Ltd.	2,188,346	598
*	Infigen Energy	1,751,107	574
*,^	Liquefied Natural Gas Ltd.	1,534,373	572
	MACA Ltd.	789,948	564
*	Cardno Ltd.	802,102	546
*	A2B Australia Ltd.	343,731	513
	Virtus Health Ltd.	163,448	500
*	Clean TeQ Holdings Ltd.	1,587,750	476
*,^	Superloop Ltd.	439,708	461
*	Aurelia Metals Ltd.	736,513	440
§	RCR Tomlinson Ltd.	673,950	426
	ERM Power Ltd.	350,000	386
*	nearmap Ltd.	249,095	386
	Vita Group Ltd.	415,879	352
^	BWX Ltd.	287,822	323
	WPP AUNZ Ltd.	800,580	321
*,^	Karoon Energy Ltd.	517,013	318
*	HUB24 Ltd.	31,291	296
*	Cooper Energy Ltd.	850,067	294
*	Decmil Group Ltd.	565,868	294
^	Ainsworth Game Technology Ltd.	369,456	210
*	Cash Converters International Ltd.	905,437	161
*,§	Quintis Ltd.	686,147	147
	NZME Ltd.	372,233	126
	Reject Shop Ltd.	60,235	121
*,^	Blue Sky Alternative Investments Ltd.	140,150	72
*	Service Stream Ltd.	49,687	70
*	Clinuvel Pharmaceuticals Ltd.	1,417	22
	IMF Bentham Ltd.	7,579	17
*,§	SGH Energy Pty Ltd.	1,906,834	—
*,§	DSHE Holdings Ltd.	201,826	—
			336,705
Austria (0.8%)
	Wienerberger AG	343,150	7,704
*	IMMOFINANZ AG	289,897	7,665
	CA Immobilien Anlagen AG	202,571	7,252

*,2	BAWAG Group AG	103,770	4,402
^	Lenzing AG	39,941	3,908
	Oesterreichische Post AG	98,801	3,718
	UNIQA Insurance Group AG	324,560	2,963
	S IMMO AG	142,881	2,755
	Schoeller-Bleckmann Oilfield Equipment AG	33,151	2,578
	DO & CO AG	19,955	1,901
	Strabag SE	46,419	1,625
	EVN AG	83,655	1,354
	Flughafen Wien AG	26,590	1,102
	Palfinger AG	27,174	843
*	Zumtobel Group AG	81,876	740
*	Agrana Beteiligungs AG	30,530	638
^	Porr AG	26,326	602
	Kapsch TrafficCom AG	14,425	578
*	Semperit AG Holding	28,280	454
*,§	Strabag SE Rights Exp. 06/28/2021	38,689	58
			52,840
Belgium (1.2%)
	Cofinimmo SA	63,265	8,365
	Warehouses De Pauw CVA	49,298	7,203
	Elia System Operator SA	91,212	6,674
	Aedifica SA	54,856	5,270
	Ontex Group NV	238,906	5,088
	KBC Ancora	103,737	4,642
^	Melexis NV	56,383	3,976
	Euronav NV	489,468	3,832
	Barco NV	28,859	3,530
	Befimmo SA	57,249	3,434
	Gimv NV	55,862	3,197
	Bekaert SA	104,457	2,813
*	Tessenderlo Chemie NV (Voting Shares)	77,849	2,757
	D’ieteren SA	69,322	2,627
	Kinepolis Group NV	39,794	2,361
	Cie d’Entreprises CFE	21,434	2,275
	Fagron	114,477	2,087
*	AGFA-Gevaert NV	501,571	1,973
	Orange Belgium SA	80,528	1,541
*,^	Mithra Pharmaceuticals SA	41,763	1,380
	Econocom Group SA	355,311	1,288
	EVS Broadcast Equipment SA	34,513	847
*,^	Ion Beam Applications	54,630	777
	Wereldhave Belgium NV	6,253	571
	Van de Velde NV	14,243	417
^	Greenyard NV	43,450	195
*,^	Nyrstar (Voting Shares)	220,238	143
	Retail Estates NV	222	20
			79,283
Brazil (1.4%)
	CVC Brasil Operadora e Agencia de Viagens SA	348,400	6,119
	Metalurgica Gerdau SA Preference Shares Class A	1,879,000	3,840
	TOTVS SA	395,900	3,610
	MRV Engenharia e Participacoes SA	861,500	3,546
	Cia de Saneamento do Parana Preference Shares	945,400	3,500
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	747,564	3,488
	Cia Energetica de Sao Paulo Preference Shares	537,800	3,364

	Linx SA	392,134	3,217
	Cia Hering	367,400	3,144
	Iguatemi Empresa de Shopping Centers SA	253,700	3,100
	Cia de Saneamento de Minas Gerais-COPASA	182,170	2,979
	BK Brasil Operacao e Assessoria a Restaurantes SA	448,100	2,703
	Duratex SA	805,200	2,703
	Iochpe Maxion SA	375,690	2,303
	Cia de Locacao das Americas	198,251	2,196
	Alupar Investimento SA	331,909	1,962
*	Gol Linhas Aereas Inteligentes SA Preference Shares	286,900	1,948
	Arezzo Industria e Comercio SA	128,700	1,941
	EcoRodovias Infraestrutura e Logistica SA	604,700	1,890
	Marcopolo SA Preference Shares	1,609,480	1,802
	AES Tiete Energia SA	508,200	1,625
	SLC Agricola SA	133,100	1,617
	Light SA	293,500	1,605
*	Cosan Logistica SA	349,800	1,541
	Randon Participacoes SA Preference Shares	549,788	1,509
	Aliansce Shopping Centers SA	262,303	1,462
*,§	Magnesita Refratarios SA	84,140	1,357
	Unipar Carbocloro SA Preference Shares	128,894	1,325
	Ez Tec Empreendimentos e Participacoes SA	169,805	1,290
	Construtora Tenda SA	120,768	1,225
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,072	1,198
2	Ser Educacional SA	193,898	1,159
*	Marfrig Global Foods SA	685,312	1,143
	Multiplus SA	137,800	983
	BR Properties SA	402,639	972
	Santos Brasil Participacoes SA	762,030	936
2	Banco Inter SA Preference Shares	80,426	923
	Tupy SA	175,631	878
	Mahle-Metal Leve SA	118,700	876
	Camil Alimentos SA	407,300	839
	Anima Holding SA	130,262	721
*	Even Construtora e Incorporadora SA	384,122	709
	Instituto Hermes Pardini SA	131,800	698
*	Dommo Energia SA	3,040,800	692
	Direcional Engenharia SA	267,694	676
	Movida Participacoes SA	245,500	669
	QGEP Participacoes SA	189,900	628
*	Alliar Medicos A Frente SA	145,900	628
	Wiz Solucoes e Corretagem de Seguros SA	243,200	537
	Sonae Sierra Brasil SA	64,300	525
*	Minerva SA	308,300	516
*	LOG Commercial Properties e Participacoes SA	56,804	300
	Dimed SA Distribuidora da Medicamentos	2,489	246
*	Marcopolo SA Receipt Line	38,320	9
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	4,854	1
*	LOG Commercial Properties e Participacoes SA Rights Exp. 02/08/2019	11,188	—
			91,373
Canada (13.6%)
	Open Text Corp.	761,025	27,054
*,^	Canopy Growth Corp.	515,676	25,282
	First Quantum Minerals Ltd.	2,002,161	23,177
	Gildan Activewear Inc.	601,191	20,347
	CCL Industries Inc. Class B	431,576	18,197

	Kirkland Lake Gold Ltd.	551,080	17,728
	CAE Inc.	787,728	16,738
*,^	Aurora Cannabis Inc.	2,250,552	15,929
	WSP Global Inc.	305,561	15,683
	Algonquin Power & Utilities Corp.	1,362,537	15,047
^	Canadian Apartment Properties REIT	419,566	14,944
^	H&R REIT	836,329	14,124
	Cameco Corp.	1,151,898	13,957
	Onex Corp.	243,591	13,771
	Keyera Corp.	603,940	12,833
	Methanex Corp.	229,389	12,500
*	Kinross Gold Corp.	3,638,691	12,157
*	iA Financial Corp. Inc.	318,737	11,840
	West Fraser Timber Co. Ltd.	194,039	11,559
	Ritchie Bros Auctioneers Inc.	316,263	11,368
	Empire Co. Ltd.	501,637	11,278
	Parkland Fuel Corp.	385,630	11,032
^	Allied Properties REIT	293,480	10,543
	Toromont Industries Ltd.	230,673	10,251
^	PrairieSky Royalty Ltd.	687,850	9,936
^	Vermilion Energy Inc.	404,425	9,911
	TMX Group Ltd.	160,496	9,669
*	Bombardier Inc. Class B	6,217,503	9,417
	Finning International Inc.	496,737	9,413
*	B2Gold Corp.	2,852,969	9,033
*	Air Canada Class B	392,036	8,853
	SmartCentres REIT	342,339	8,676
	Lundin Mining Corp.	1,864,902	8,516
*	Canada Goose Holdings Inc.	163,980	8,435
^	AltaGas Ltd.	785,405	8,040
	Quebecor Inc. Class B	338,674	7,972
*	Stars Group Inc.	437,177	7,915
^	Stantec Inc.	331,977	7,893
	Yamana Gold Inc.	2,790,437	7,858
^	ARC Resources Ltd.	1,033,166	7,470
	FirstService Corp.	90,191	7,327
	TFI International Inc.	244,819	7,207
	Atco Ltd.	224,502	7,099
*	Descartes Systems Group Inc.	226,563	7,042
	First Capital Realty Inc.	447,406	6,987
*	Great Canadian Gaming Corp.	169,640	6,933
	Chartwell Retirement Residences	612,613	6,844
	Element Fleet Management Corp.	1,242,362	6,694
*	Parex Resources Inc.	443,882	6,655
	Pan American Silver Corp.	440,395	6,569
	Choice Properties REIT	671,975	6,551
	Capital Power Corp.	298,903	6,542
*	Seven Generations Energy Ltd. Class A	829,839	6,442
	Colliers International Group Inc.	100,539	6,421
	Gibson Energy Inc.	423,045	6,410
	OceanaGold Corp.	1,785,988	6,375
^	Enerplus Corp.	727,191	6,293
	Cott Corp.	407,841	6,174
^	Northland Power Inc.	332,188	6,035
	Granite REIT	132,105	5,989
^	Emera Inc.	169,145	5,922
	Canadian Western Bank	257,387	5,763

	Stella-Jones Inc.	168,854	5,449
	Linamar Corp.	135,627	5,258
^	Boyd Group Income Fund	57,920	5,228
	Maple Leaf Foods Inc.	232,828	5,185
*,^	Aphria Inc.	595,436	5,171
	Dream Global REIT	522,168	5,154
	Premium Brands Holdings Corp.	87,432	5,151
*	Detour Gold Corp.	511,457	5,123
*	IAMGOLD Corp.	1,363,246	5,105
	Alamos Gold Inc. Class A	1,143,047	5,089
*	SSR Mining Inc.	352,862	4,839
	Crescent Point Energy Corp.	1,620,078	4,833
^	Cominar REIT	532,542	4,726
	TransAlta Corp.	862,565	4,707
^	Osisko Gold Royalties Ltd.	457,826	4,481
	NFI Group Inc.	168,371	4,412
*	Kinaxis Inc.	74,150	4,409
	Norbord Inc.	151,853	4,392
	Hudbay Minerals Inc.	705,677	4,227
^	Laurentian Bank of Canada	124,938	4,200
^	Whitecap Resources Inc.	1,234,815	4,163
	Innergex Renewable Energy Inc.	369,280	4,041
^	Cineplex Inc.	186,619	4,039
*	Pretium Resources Inc.	503,666	3,956
*	Ivanhoe Mines Ltd.	1,814,806	3,923
^	Genworth MI Canada Inc.	113,742	3,870
*	Endeavour Mining Corp.	217,038	3,740
*	Celestica Inc.	358,476	3,563
	North West Co. Inc.	146,888	3,485
	BRP Inc.	120,392	3,465
^	Boardwalk REIT	113,097	3,454
	Enerflex Ltd.	261,018	3,449
	Transcontinental Inc. Class A	216,422	3,447
^	Superior Plus Corp.	416,540	3,443
*,^	Tahoe Resources Inc.	900,246	3,412
	Pason Systems Inc.	216,848	3,411
	Winpak Ltd.	93,036	3,318
	ShawCor Ltd.	213,959	3,301
	Russel Metals Inc.	182,267	3,222
*	Centerra Gold Inc.	634,857	3,218
^	Artis REIT	409,557	3,182
	Enghouse Systems Ltd.	114,196	3,125
*,^	Home Capital Group Inc. Class B	239,593	3,067
*	MEG Energy Corp.	737,107	3,046
*,^	First Majestic Silver Corp.	482,098	2,950
*	ATS Automation Tooling Systems Inc.	224,475	2,891
^	Secure Energy Services Inc.	461,777	2,854
	Northview Apartment REIT	140,428	2,851
*	Canadian Solar Inc.	132,140	2,850
*,^	NovaGold Resources Inc.	699,980	2,728
*	Torex Gold Resources Inc.	250,697	2,727
	Mullen Group Ltd.	297,091	2,722
	Dream Office REIT	151,089	2,703
*,^	Baytex Energy Corp.	1,587,057	2,669
*	Canfor Corp.	190,168	2,623
	Martinrea International Inc.	258,544	2,477
^	Peyto Exploration & Development Corp.	478,240	2,460

	Aecon Group Inc.	176,678	2,457
^	TransAlta Renewables Inc.	275,524	2,445
^	Westshore Terminals Investment Corp.	142,561	2,371
*	SEMAFO Inc.	996,437	2,252
*	Gran Tierra Energy Inc. (Toronto Shares)	955,667	2,247
	ECN Capital Corp.	727,277	2,114
*	Alacer Gold Corp.	867,724	2,001
*	Precision Drilling Corp.	901,039	1,982
^	CES Energy Solutions Corp.	762,046	1,926
	Birchcliff Energy Ltd.	780,921	1,866
	Cogeco Communications Inc.	32,408	1,848
^	Hudson’s Bay Co.	298,004	1,846
	Eldorado Gold Corp.	482,003	1,805
*	New Gold Inc.	1,449,447	1,644
*	Sierra Wireless Inc.	104,507	1,627
*	Kelt Exploration Ltd.	457,223	1,569
^	TORC Oil & Gas Ltd.	433,545	1,557
	Cascades Inc.	195,408	1,483
*	NuVista Energy Ltd.	484,041	1,455
	Ensign Energy Services Inc.	377,609	1,448
^	Corus Entertainment Inc. Class B	330,751	1,402
*,^	Paramount Resources Ltd. Class A	205,036	1,209
	Just Energy Group Inc.	288,968	1,062
	Dorel Industries Inc. Class B	79,622	990
	First National Financial Corp.	44,557	977
*	Maxar Technologies Inc.	169,004	950
*	China Gold International Resources Corp. Ltd.	679,188	848
^	Morguard REIT	81,974	764
*	Advantage Oil & Gas Ltd.	448,616	700
*	Obsidian Energy Ltd.	1,336,959	539
*	Gran Tierra Energy Inc.	193,660	459
*	Nevsun Resources Ltd.	45,500	207
*	ProMetic Life Sciences Inc.	52,500	12
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	—
*,§	Great Basin Gold Ltd.	345,634	—
			915,666
Chile (0.3%)
	SONDA SA	1,513,699	2,621
	CAP SA	225,479	2,436
	Vina Concha y Toro SA	969,614	2,009
	Inversiones La Construccion SA	106,640	1,984
	Inversiones Aguas Metropolitanas SA	1,276,399	1,983
	Ripley Corp. SA	2,173,014	1,938
*	SMU SA	6,533,073	1,837
	Salfacorp SA	898,338	1,445
*	Cia Sud Americana de Vapores SA	38,263,659	1,139
	Multiexport Foods SA	1,793,173	1,101
	Forus SA	227,549	686
	Besalco SA	682,175	661
*	Grupo Security SA	1,121,003	508
	Sociedad de Inversiones Oro Blanco SA	80,586,084	495
	Empresas Tricot SA	331,621	467
			21,310
China (3.3%)
*	China Biologic Products Holdings Inc.	78,582	6,380
	Kingdee International Software Group Co. Ltd.	6,466,844	6,250

*	China First Capital Group Ltd.	9,652,000	5,035
^	China Oriental Group Co. Ltd.	7,314,000	4,948
	Yihai International Holding Ltd.	1,407,000	4,317
	SSY Group Ltd.	4,283,324	3,860
	Yuzhou Properties Co. Ltd.	6,445,896	3,199
	China Aoyuan Group Ltd.	3,945,000	3,024
	China Water Affairs Group Ltd.	2,829,600	3,010
	Hollysys Automation Technologies Ltd.	140,396	2,895
^	Chinasoft International Ltd.	5,637,873	2,786
	Tong Ren Tang Technologies Co. Ltd.	2,037,780	2,742
2	Hua Hong Semiconductor Ltd.	1,187,540	2,651
*,^	Baozun Inc. ADR	71,044	2,543
*	BEST Inc. ADR	531,124	2,475
	China SCE Group Holdings Ltd.	5,696,000	2,353
2	Fu Shou Yuan International Group Ltd.	2,808,000	2,303
	Times China Holdings Ltd.	1,731,000	2,265
	Greentown Service Group Co. Ltd.	2,462,000	2,253
*,^	Bilibili Inc. ADR	121,073	2,229
*	21Vianet Group Inc. ADR	247,429	2,222
*	Zai Lab Ltd. ADR	81,190	2,191
	Dongyue Group Ltd.	3,382,000	2,170
	Fufeng Group Ltd.	4,824,864	2,146
	Powerlong Real Estate Holdings Ltd.	4,794,000	2,135
	Kaisa Group Holdings Ltd.	6,576,000	2,116
	Greatview Aseptic Packaging Co. Ltd.	3,325,000	2,113
*	Digital China Holdings Ltd.	4,332,588	2,090
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,874,240	2,069
	Lonking Holdings Ltd.	6,102,313	2,062
*	Sohu.com Ltd. ADR	96,984	2,008
	China Maple Leaf Educational Systems Ltd.	4,620,000	1,995
*	Ausnutria Dairy Corp. Ltd.	1,727,000	1,985
*	Ronshine China Holdings Ltd.	1,651,500	1,977
*,^	Zhongyu Gas Holdings Ltd.	1,882,000	1,968
	Tianneng Power International Ltd.	2,065,792	1,928
*,^	CMBC Capital Holdings Ltd.	48,059,579	1,915
	China ZhengTong Auto Services Holdings Ltd.	3,600,000	1,912
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	462,099	1,882
^	Skyworth Digital Holdings Ltd.	6,064,497	1,821
2	Genertec Universal Medical Group Co. Ltd.	2,229,309	1,800
	Zhenro Properties Group Ltd.	2,594,000	1,783
	Xtep International Holdings Ltd.	2,654,879	1,717
*,^,2	China Metal Resources Utilization Ltd.	3,084,000	1,712
*	Bitauto Holdings Ltd. ADR	88,060	1,710
^	China Yongda Automobiles Services Holdings Ltd.	2,742,000	1,636
*	Tibet Water Resources Ltd.	4,389,006	1,600
	China Lesso Group Holdings Ltd.	2,737,812	1,533
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	487,000	1,506
*,^	China Education Group Holdings Ltd.	1,001,000	1,422
	China Suntien Green Energy Corp. Ltd.	5,106,762	1,393
	Yuexiu Transport Infrastructure Ltd.	1,780,000	1,374
*	Noah Holdings Ltd. ADR	28,970	1,362
*	Skyfame Realty Holdings Ltd.	8,070,000	1,320
	Tongda Group Holdings Ltd.	9,572,346	1,301
	Huaxin Cement Co. Ltd. Class B	684,360	1,251
*,^	Jinchuan Group International Resources Co. Ltd.	14,457,000	1,240
	Beijing Capital Land Ltd.	2,964,000	1,237
*	Lifetech Scientific Corp.	5,706,058	1,236

*,^	JinkoSolar Holding Co. Ltd. ADR	73,557	1,225
	Sinopec Kantons Holdings Ltd.	2,663,962	1,223
^	Vinda International Holdings Ltd.	696,873	1,222
	NetDragon Websoft Holdings Ltd.	668,090	1,218
	China Overseas Grand Oceans Group Ltd.	3,138,500	1,214
	China Overseas Property Holdings Ltd.	3,475,000	1,208
*,2	A-Living Services Co. Ltd.	900,250	1,197
*	Consun Pharmaceutical Group Ltd.	1,548,000	1,167
2	China Everbright Greentech Ltd.	1,457,000	1,157
^	Hisense Home Appliances Group Co. Ltd.	1,113,173	1,140
2	Zhou Hei Ya International Holdings Co. Ltd.	2,474,000	1,114
*,^	Zhuguang Holdings Group Co. Ltd.	6,600,000	1,104
^	China Resources Medical Holdings Co. Ltd.	1,577,291	1,104
^	Texhong Textile Group Ltd.	796,000	1,067
2	China Yuhua Education Corp. Ltd.	2,580,000	1,044
	Bank of Chongqing Co. Ltd.	1,715,343	1,036
*,2	China Logistics Property Holdings Co. Ltd.	3,675,000	1,027
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	1,141,178	1,021
*	Wise Talent Information Technology Co. Ltd.	305,200	1,019
	Changyou.com Ltd. ADR	50,300	1,019
*	Qudian Inc. ADR	188,800	1,003
2	Redco Group	2,528,000	999
	Harbin Electric Co. Ltd.	1,829,813	980
	China High Speed Transmission Equipment Group Co. Ltd.	930,300	961
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,777,480	956
*	Fang Holdings Ltd. ADR	557,147	942
	China Lilang Ltd.	1,044,000	925
	China Shineway Pharmaceutical Group Ltd.	784,343	920
*	Comba Telecom Systems Holdings Ltd.	3,909,959	902
*,2	Haichang Ocean Park Holdings Ltd.	4,348,000	894
*	Leyou Technologies Holdings Ltd.	3,120,000	870
	Luthai Textile Co. Ltd. Class B	714,192	850
*,§	SMI Holdings Group Ltd.	2,800,800	835
*,2	Yixin Group Ltd.	3,255,500	829
*	Sogou Inc. ADR	128,700	824
	Dah Chong Hong Holdings Ltd.	2,222,988	820
	JNBY Design Ltd.	547,000	820
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,019,194	808
	West China Cement Ltd.	5,595,200	801
	China Oil & Gas Group Ltd.	11,808,000	801
*	Beijing Enterprises Clean Energy Group Ltd.	50,700,000	783
	TCL Electronics Holdings Ltd.	1,644,122	782
	Wasion Holdings Ltd.	1,485,454	779
2	Ozner Water International Holding Ltd.	3,597,000	777
	Huangshan Tourism Development Co. Ltd. Class B	645,600	772
*	COSCO Shipping International Singapore Co. Ltd.	2,824,100	770
*	Hi Sun Technology China Ltd.	5,223,101	763
^	Enerchina Holdings Ltd.	11,892,600	760
	Sany Heavy Equipment International Holdings Co. Ltd.	2,283,000	760
	PAX Global Technology Ltd.	1,722,062	755
	Fantasia Holdings Group Co. Ltd.	5,164,500	754
*,^	O-Net Technologies Group Ltd.	1,527,000	739
2	Cosmo Lady China Holdings Co. Ltd.	2,071,131	726
	Global Cord Blood Corp.	112,300	705
	Xingda International Holdings Ltd.	2,368,000	689
	Minmetals Land Ltd.	3,808,000	688
*	China Water Industry Group Ltd.	3,684,000	667

	Chaowei Power Holdings Ltd.	1,723,563	666
	Shanghai Industrial Urban Development Group Ltd.	3,914,000	662
	Hangzhou Steam Turbine Co. Ltd. Class B	818,376	659
	Concord New Energy Group Ltd.	15,470,000	652
^	Tiangong International Co. Ltd.	3,058,000	652
	China Merchants Land Ltd.	3,866,000	638
	Greenland Hong Kong Holdings Ltd.	2,182,000	637
*,2	Cogobuy Group	1,689,000	627
	Shandong Airlines Co. Ltd. Class B	424,448	625
	Shanghai Highly Group Co. Ltd. Class B	772,200	623
^	Wisdom Education International Holdings Co. Ltd.	1,494,000	610
	Dongjiang Environmental Co. Ltd.	579,800	609
	CPMC Holdings Ltd.	1,258,000	601
	Qingling Motors Co. Ltd.	2,320,929	598
	China Fangda Group Co. Ltd. Class B	1,252,700	579
	Sinosoft Technology Group Ltd.	2,040,000	576
	Shanghai Diesel Engine Co. Ltd. Class B	994,300	574
	Colour Life Services Group Co. Ltd.	1,014,000	573
^	Grand Baoxin Auto Group Ltd.	1,855,359	572
2	Tian Ge Interactive Holdings Ltd.	1,360,000	567
	Tianjin Port Development Holdings Ltd.	4,755,976	565
^	Q Technology Group Co. Ltd.	995,000	563
*	Yashili International Holdings Ltd.	3,247,000	540
	SIIC Environment Holdings Ltd.	2,193,382	523
*,^	Beijing Gas Blue Sky Holdings Ltd.	16,320,000	515
*	Shougang Concord International Enterprises Co. Ltd.	18,928,232	513
	Weiqiao Textile Co.	1,433,000	511
*	AVIC International Holding HK Ltd.	19,434,139	510
*	Shang Gong Group Co. Ltd. Class B	731,712	488
*	China Modern Dairy Holdings Ltd.	3,944,000	477
*	China Yurun Food Group Ltd.	3,358,000	473
*,^	Huayi Tencent Entertainment Co. Ltd.	19,042,375	472
	INESA Intelligent Tech Inc. Class B	853,906	468
*	China Shanshui Cement Group Ltd.	1,867,757	452
*	Sinolink Worldwide Holdings Ltd.	6,356,000	448
	China Electronics Optics Valley Union Holding Co. Ltd.	6,956,000	440
	361 Degrees International Ltd.	2,007,000	435
*,§	Coolpad Group Ltd.	4,660,669	428
	China Everbright Water Ltd.	1,557,100	424
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	686,000	415
	Poly Culture Group Corp. Ltd.	314,814	412
	Xiamen International Port Co. Ltd.	2,659,000	411
	Ajisen China Holdings Ltd.	1,424,408	406
	Guorui Properties Ltd.	2,202,000	402
	Launch Tech Co. Ltd.	527,500	399
*	Carnival Group International Holdings Ltd.	26,432,133	394
^	China Aerospace International Holdings Ltd.	5,430,000	382
*	Glorious Property Holdings Ltd.	7,816,000	378
	Eastern Communications Co. Ltd. Class B	704,750	376
	Shanghai Jinjiang International Travel Co. Ltd. Class B	219,246	372
^	China Power Clean Energy Development Co. Ltd.	1,040,500	367
	Dawnrays Pharmaceutical Holdings Ltd.	1,832,000	365
	Tianjin Development Holdings Ltd.	954,000	345
*,§	China Huiyuan Juice Group Ltd.	1,333,000	343
*	Capital Environment Holdings Ltd.	14,976,000	339
*	Phoenix Media Investment Holdings Ltd.	3,219,783	313
	CT Environmental Group Ltd.	6,115,760	301

*	Kama Co. Ltd. Class B	646,212	296
*	Xunlei Ltd. ADR	80,000	277
*	PW Medtech Group Ltd.	1,873,000	274
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	510,200	257
*	Hybrid Kinetic Group Ltd.	41,736,000	251
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	664,350	242
*,^,§	National Agricultural Holdings Ltd.	1,560,000	237
2	Beijing Urban Construction Design & Development Group Co. Ltd.	587,000	233
*	China Beidahuang Industry Group Holdings Ltd.	12,808,000	231
*,^	FDG Electric Vehicles Ltd.	31,903,885	225
*,^	Chiho Environmental Group Ltd.	1,158,000	222
*,§	Mingfa Group International Co. Ltd.	915,541	221
*	V1 Group Ltd.	6,743,000	220
*	First Tractor Co. Ltd.	866,954	212
	China Singyes Solar Technologies Holdings Ltd.	1,576,250	206
	Chongqing Machinery & Electric Co. Ltd.	2,714,000	201
^	China Electronics Huada Technology Co. Ltd.	2,274,000	198
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	198
*	Lianhua Supermarket Holdings Co. Ltd.	1,208,000	196
*	Chongqing Iron & Steel Co. Ltd.	1,181,500	195
*	SRE Group Ltd.	11,664,302	189
*	Xinjiang Xinxin Mining Industry Co. Ltd.	2,062,000	188
^	Maoye International Holdings Ltd.	2,567,459	184
	Hilong Holding Ltd.	1,456,000	151
2	Kangda International Environmental Co. Ltd.	1,233,111	145
*,§	Anxin-China Holdings Ltd.	2,621,200	129
*	Zhonglu Co. Ltd. Class B	186,564	125
*,^	North Mining Shares Co. Ltd.	30,423,200	124
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	345,880	101
*,§	Boshiwa International Holding Ltd.	469,000	100
*,§	Tech Pro Technology Development Ltd.	10,406,800	90
*	China Chengtong Development Group Ltd.	3,738,000	86
*	China Minsheng DIT Group Ltd.	5,740,000	76
*,^,§	China Lumena New Materials Corp.	3,950,000	63
*	Silk Road Logistics Holdings Ltd.	4,019,000	35
	Changhong Meiling Co. Ltd. Class B	112,267	34
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
*,^	Rentian Technology Holdings Ltd.	9,040,000	27
*,§	Real Gold Mining Ltd.	239,476	26
*	Tongda Hong Tai Holdings Ltd.	72,755	12
*	China Dynamics Holdings Ltd.	948,752	12
*	MIE Holdings Corp.	1,062,000	8
*	China Rare Earth Holdings Ltd.	220,548	8
*,^,§	Midas Holdings Ltd.	2,619,447	—
*,§	China High Precision Automation Group Ltd.	401,000	—
*,^,§	China Metal Recycling Holdings Ltd.	332,400	—
			224,089
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	279,785	3,212
	Avianca Holdings SA Preference Shares	968,215	536
			3,748
Czech Republic (0.0%)
*	PFNonwovens SA	2,663	99

Denmark (1.0%)
	Royal Unibrew A/S	147,635	11,119

	SimCorp A/S	116,079	9,161
	FLSmidth & Co. A/S	147,381	6,908
	Topdanmark A/S	121,607	5,794
	Sydbank A/S	187,187	4,327
	Dfds A/S	86,623	4,089
	Schouw & Co. A/S	38,234	3,094
*	Nilfisk Holding A/S	80,450	2,974
*	ALK-Abello A/S	19,079	2,950
2	Scandinavian Tobacco Group A/S	195,339	2,527
*,^	Bavarian Nordic A/S	101,305	2,360
*,2	Netcompany Group A/S	69,406	2,337
	Spar Nord Bank A/S	251,245	2,133
*	Bang & Olufsen A/S	107,105	1,574
	Alm Brand A/S	182,655	1,572
*,^	NKT A/S	81,149	1,469
*	D/S Norden A/S	86,226	1,205
	Matas A/S	92,852	1,054
	Solar A/S Class B	12,739	539
*,§	OW Bunker A/S	24,023	—
			67,186
Egypt (0.1%)
	Orascom Construction plc	153,300	926
	Juhayna Food Industries	1,152,903	750
*	Palm Hills Developments SAE	5,362,022	706
*	Ezz Steel Co. SAE	513,519	586
*	Six of October Development & Investment	657,468	585
*	Medinet Nasr Housing	1,504,288	569
*	Pioneers Holding for Financial Investments SAE	1,502,874	554
	Alexandria Mineral Oils Co.	1,209,942	391
	Oriental Weavers	560,008	346
	Heliopolis Housing	327,625	346
*	Orascom Investment Holding	9,071,765	299
	Sidi Kerir Petrochemicals Co.	286,388	288
*,§	Nile Cotton Ginning	31,192	12
			6,358
Finland (1.2%)
	Amer Sports Oyj	338,760	15,037
	Valmet Oyj	388,111	8,744
	Konecranes Oyj Class A	213,692	7,399
	Tieto Oyj	216,331	6,205
	Cargotec Oyj Class B	145,112	4,851
	Outokumpu Oyj	919,122	3,972
	DNA Oyj	179,604	3,784
	Metsa Board Oyj	504,034	3,669
	Kemira Oyj	259,328	3,154
	YIT Oyj	486,279	3,144
	Cramo Oyj	128,190	2,449
	Citycon Oyj	1,148,860	2,350
	Sanoma Oyj	221,584	2,154
	Uponor Oyj	172,447	1,963
*,^	Caverion Oyj	307,227	1,884
*	Outotec Oyj	408,124	1,675
	Ramirent Oyj	202,155	1,386
	Finnair Oyj	154,703	1,298
	Raisio Oyj	305,136	937
	Oriola Oyj	343,440	855

	F-Secure Oyj	262,927	782
*	Stockmann Oyj Abp Class B	84,513	192
			77,884
France (2.1%)
2	Euronext NV	202,288	12,461
	Alten SA	81,802	7,840
	Altran Technologies SA	685,565	6,476
	Nexity SA	127,387	5,950
	Gaztransport Et Technigaz SA	65,041	5,494
	SPIE SA	361,090	5,438
	Korian SA	136,067	4,840
2	Elior Group SA	308,286	4,340
	Sopra Steria Group	42,158	4,263
*	CGG SA	2,110,505	3,966
*	SOITEC	49,846	3,828
*	Fnac Darty SA	52,137	3,672
2	Maisons du Monde SA	134,433	3,464
	Metropole Television SA	196,142	2,998
	Mercialys SA	184,909	2,837
*	Rothschild & Co.	83,131	2,750
2	Europcar Mobility Group	307,960	2,710
	IPSOS	114,719	2,662
	Altarea SCA	12,723	2,631
	Television Francaise 1	324,410	2,630
	Nexans SA	87,821	2,625
	Coface SA	273,897	2,516
	Neopost SA	99,949	2,509
	Trigano SA	24,052	2,325
	Vicat SA	45,624	2,282
	Tarkett SA	99,368	2,161
	Akka Technologies	30,789	1,931
*	Virbac SA	13,390	1,885
	Eramet	26,774	1,866
	Carmila SA	88,306	1,768
*,^	Genfit	85,808	1,768
	Interparfums SA	33,401	1,672
	Albioma SA	73,489	1,647
*,^	Vallourec SA	910,206	1,635
	FFP	14,119	1,482
	LISI	46,730	1,480
	Beneteau SA	102,592	1,454
	Bonduelle SCA	39,061	1,407
*,2	SMCP SA	72,082	1,313
	Mersen SA	38,925	1,273
*	Technicolor SA	1,084,206	1,213
	Derichebourg SA	262,612	1,198
	Vilmorin & Cie SA	16,302	1,059
	Manitou BF SA	33,291	1,014
	Guerbet	14,195	919
*,^	DBV Technologies SA	68,075	903
*,^,2	X-Fab Silicon Foundries SE	144,587	862
^	Rallye SA	65,639	755
	GL Events	32,986	662
	Jacquet Metal Service SA	34,412	649
*	Pharmagest Inter@ctive	10,041	630
	Synergie SA	19,222	594
*	Etablissements Maurel et Prom	140,108	552

	Groupe Crit	8,053	476
	Boiron SA	7,156	395
	Union Financiere de France BQE SA	15,339	390
	AKWEL	19,771	356
*	Stallergenes Greer plc	10,019	348
*,^	Bourbon Corp.	86,751	338
	Haulotte Group SA	29,353	286
*	Albioma SA Loyalty Line	8,890	199
	Esso SA Francaise	4,875	190
			142,237
Germany (3.9%)
*	MorphoSys AG	92,553	10,013
*	Evotec AG	387,387	9,097
	TAG Immobilien AG	359,161	9,077
	Freenet AG	378,322	8,056
	Grand City Properties SA	318,286	7,919
	TLG Immobilien AG	250,191	7,681
	CTS Eventim AG & Co. KGaA	162,848	6,921
	alstria office REIT-AG	456,252	6,867
	Nemetschek SE	53,203	6,828
*	Dialog Semiconductor plc	225,108	6,581
	Bechtle AG	79,959	6,362
	Gerresheimer AG	92,162	6,241
	Siltronic AG	62,346	6,194
	Duerr AG	146,077	5,983
	Aurubis AG	105,922	5,801
	Aareal Bank AG	177,681	5,746
2	ADO Properties SA	85,602	5,139
	Software AG	140,789	5,115
	Norma Group SE	95,348	5,043
*	Jenoptik AG	153,004	4,953
	Deutsche EuroShop AG	155,568	4,841
	Stabilus SA	73,535	4,593
	Jungheinrich AG Preference Shares	144,055	4,372
2	Deutsche Pfandbriefbank AG	367,294	4,149
	Stroeer SE & Co. KGaA	73,990	4,146
	CANCOM SE	99,763	3,873
	Krones AG	43,266	3,619
	Leoni AG	97,611	3,616
	Sixt SE	38,395	3,493
	Salzgitter AG	115,618	3,493
	CompuGroup Medical SE	68,267	3,399
	S&T AG	146,736	3,354
	Sixt SE Preference Shares	49,897	3,193
*	AIXTRON SE	319,404	3,185
	PATRIZIA Immobilien AG	130,589	2,909
	Bilfinger SE	89,009	2,845
	Indus Holding AG	56,018	2,779
	Pfeiffer Vacuum Technology AG	19,592	2,746
	DMG Mori AG	52,286	2,627
	Deutz AG	361,321	2,573
2	Befesa SA	58,272	2,551
*	Hypoport AG	11,995	2,509
	XING SE	8,370	2,507
*	zooplus AG	18,929	2,277
	Washtec AG	31,624	2,242
*	Nordex SE	190,820	2,177

	Koenig & Bauer AG	43,809	2,080
	KWS Saat SE	6,348	2,005
	Schaeffler AG Preference Shares	223,382	1,984
	RIB Software SE	126,071	1,831
	Kloeckner & Co. SE	232,143	1,735
	Hamburger Hafen und Logistik AG	73,600	1,640
	Wacker Neuson SE	72,891	1,628
	Takkt AG	90,438	1,529
	RHOEN-KLINIKUM AG	58,350	1,521
*	Isra Vision AG	44,849	1,514
	Biotest AG Preference Shares	56,151	1,480
*,^	Heidelberger Druckmaschinen AG	710,753	1,439
	VTG AG	24,979	1,411
	Draegerwerk AG & Co. KGaA Preference Shares	25,230	1,401
	DIC Asset AG	120,736	1,363
*	Varta AG	37,812	1,358
	Deutsche Beteiligungs AG	32,026	1,251
	Diebold Nixdorf AG	18,199	1,213
*	SGL Carbon SE	145,833	1,199
	Hornbach Holding AG & Co. KGaA	22,895	1,191
*	Corestate Capital Holding SA	31,912	1,170
	Vossloh AG	23,971	1,127
	Bertrandt AG	13,090	1,123
	Wuestenrot & Wuerttembergische AG	53,501	1,009
	BayWa AG	36,919	1,009
	comdirect bank AG	76,945	884
*,2	Tele Columbus AG	275,558	805
	ElringKlinger AG	75,846	668
	SMA Solar Technology AG	26,176	663
	Hornbach Baumarkt AG	18,171	395
	Draegerwerk AG & Co. KGaA	6,790	328
	CropEnergies AG	56,895	327
	H&R GmbH & Co. KGaA	20,276	186
			260,152
Greece (0.1%)
	Grivalia Properties REIC AE	175,252	1,701
*	GEK Terna Holding Real Estate Construction SA	208,522	1,033
	Terna Energy SA	129,990	888
	Aegean Airlines SA	82,435	718
	Sarantis SA	83,519	706
	Hellenic Exchanges SA	151,295	633
	Holding Co. ADMIE IPTO SA	322,353	582
	Fourlis Holdings SA	111,730	557
*	Viohalco SA	178,808	550
*	LAMDA Development SA	74,287	519
*	Public Power Corp. SA	341,305	511
*	Ellaktor SA	311,420	494
*,§	TT Hellenic Postbank SA	44,448	—
			8,892
Hong Kong (1.7%)
	Vitasoy International Holdings Ltd.	2,348,000	9,552
	NagaCorp Ltd.	4,406,228	5,436
	Fortune REIT (Hong Kong Shares)	3,713,000	4,589
	IGG Inc.	2,621,000	3,987
	HKBN Ltd.	2,172,057	3,358
^	SITC International Holdings Co. Ltd.	3,589,858	3,296

	Hongkong & Shanghai Hotels Ltd.	2,287,000	3,236
	Luk Fook Holdings International Ltd.	1,024,847	2,979
	United Energy Group Ltd.	18,773,000	2,925
	Yuexiu REIT	4,100,778	2,846
	Pacific Basin Shipping Ltd.	12,204,532	2,423
	Sunlight REIT	3,465,634	2,413
^	China Goldjoy Group Ltd.	46,836,000	2,250
	K Wah International Holdings Ltd.	4,008,289	2,211
	Man Wah Holdings Ltd.	4,627,600	2,183
	Value Partners Group Ltd.	2,928,826	2,177
	Giordano International Ltd.	3,961,735	1,994
*,^,2	Razer Inc.	11,095,000	1,931
	Mandarin Oriental International Ltd.	912,991	1,764
	Gemdale Properties & Investment Corp. Ltd.	16,518,000	1,736
	Lai Sun Development Co. Ltd.	995,250	1,661
	Chinese Estates Holdings Ltd.	1,384,500	1,596
	CITIC Telecom International Holdings Ltd.	4,115,004	1,500
	SmarTone Telecommunications Holdings Ltd.	1,171,230	1,391
	Pacific Textiles Holdings Ltd.	1,547,000	1,349
	Prosperity REIT	3,336,000	1,340
*	Agritrade Resources Ltd.	6,475,000	1,318
	Road King Infrastructure Ltd.	688,346	1,252
	Far East Consortium International Ltd.	2,693,858	1,203
	Microport Scientific Corp.	1,200,000	1,154
	Pou Sheng International Holdings Ltd.	5,654,000	1,096
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	753,000	1,094
*	Esprit Holdings Ltd.	4,895,400	1,018
^	Canvest Environmental Protection Group Co. Ltd.	1,937,000	1,010
	HKR International Ltd.	1,960,960	960
	Chow Sang Sang Holdings International Ltd.	635,565	934
	CP Pokphand Co. Ltd.	11,454,000	922
*	COFCO Meat Holdings Ltd.	4,679,000	918
	Dynam Japan Holdings Co. Ltd.	731,040	915
*,^	HC Group Inc.	1,554,500	911
*,^,§	Town Health International Medical Group Ltd.	8,913,419	784
*,^	Global Brands Group Holding Ltd.	15,518,000	784
*	NewOcean Energy Holdings Ltd.	2,394,000	773
2	IMAX China Holding Inc.	301,858	772
	Goodbaby International Holdings Ltd.	2,492,000	772
	Spring REIT	1,684,762	772
2	Regina Miracle International Holdings Ltd.	935,000	770
	Liu Chong Hing Investment Ltd.	496,000	764
^	China Harmony New Energy Auto Holding Ltd.	1,942,000	756
	Sun Hung Kai & Co. Ltd.	1,591,000	753
*,^	GCL New Energy Holdings Ltd.	17,913,541	742
	Nan Hai Corp. Ltd.	33,600,000	739
*,^,§	Superb Summit International Group Ltd.	3,957,346	736
2	Crystal International Group Ltd.	1,313,500	713
^	United Laboratories International Holdings Ltd.	1,230,500	701
	Inspur International Ltd.	1,425,203	700
	Texwinca Holdings Ltd.	1,730,000	662
	Ju Teng International Holdings Ltd.	2,379,002	631
*,^	China LNG Group Ltd.	4,407,999	631
*	Anton Oilfield Services Group	5,213,298	608
	Emperor Capital Group Ltd.	12,281,860	581
*	Truly International Holdings Ltd.	4,379,000	579
	Lee’s Pharmaceutical Holdings Ltd.	684,500	556

*,§	Convoy Global Holdings Ltd.	26,130,000	556
*	KuangChi Science Ltd.	7,639,000	518
	Singamas Container Holdings Ltd.	3,771,960	513
*	G-Resources Group Ltd.	65,226,190	500
*,^	Digital Domain Holdings Ltd.	39,780,000	498
*,^	Panda Green Energy Group Ltd.	9,288,645	477
*,^	We Solutions Ltd.	7,904,000	458
*,^	Beijing Enterprises Medical & Health Group Ltd.	14,826,000	456
*	Honghua Group Ltd.	7,003,000	439
*	Hong Kong Television Network Ltd.	1,208,000	425
2	CGN New Energy Holdings Co. Ltd.	2,716,720	380
	TPV Technology Ltd.	2,612,000	363
*	Lifestyle China Group Ltd.	1,002,870	357
*	New World Department Store China Ltd.	1,605,666	350
*	China Financial International Investments Ltd.	15,707,232	345
	Henderson Investment Ltd.	3,757,000	321
*,^	China Strategic Holdings Ltd.	34,650,000	283
*	CST Group Ltd.	87,744,000	280
*,^	China Silver Group Ltd.	2,702,508	270
	BOE Varitronix Ltd.	957,000	249
*	Sunshine Oilsands Ltd.	14,510,418	239
*	New Sports Group Ltd.	4,056,576	238
	Emperor Watch & Jewellery Ltd.	8,060,000	234
	EVA Precision Industrial Holdings Ltd.	2,328,000	223
^	Shenwan Hongyuan HK Ltd.	925,000	207
	China Baoli Technologies Holdings Ltd.	4,894,496	200
^	Parkson Retail Group Ltd.	2,071,000	196
*,^	China LotSynergy Holdings Ltd.	18,419,951	184
	Yip’s Chemical Holdings Ltd.	550,000	173
*	Future World Financial Holdings Ltd.	29,322,286	154
*	Technovator International Ltd.	978,000	150
	Chong Hing Bank Ltd.	76,000	133
^	Freeman FinTech Corp. Ltd.	2,575,449	130
*,^,§	China Animal Healthcare Ltd.	1,003,918	67
*	Mei Ah Entertainment Group Ltd.	1,660,000	57
*	Silver Base Group Holdings Ltd.	809,712	46
	Mega Expo Holdings Ltd.	75,000	39
*	Good Resources Holdings Ltd.	1,470,000	34
*	Sincere Watch Hong Kong Ltd.	2,550,000	24
*	Xinchen China Power Holdings Ltd.	398,800	22
*	Sino Oil And Gas Holdings Ltd.	1,101,500	20
*	Yanchang Petroleum International Ltd.	2,360,000	19
			113,934
Hungary (0.0%)
*	Opus Global Nyrt	305,393	507

India (2.9%)
	Federal Bank Ltd.	4,325,995	5,245
	Apollo Hospitals Enterprise Ltd.	271,383	5,067
	Mindtree Ltd.	394,512	4,972
	Info Edge India Ltd.	181,692	4,476
*	Bharat Financial Inclusion Ltd.	311,451	4,157
	IIFL Holdings Ltd.	657,690	3,987
	Jubilant Foodworks Ltd.	214,027	3,805
	Crompton Greaves Consumer Electricals Ltd.	1,163,347	3,506
2	AU Small Finance Bank Ltd.	425,179	3,501
	Alkem Laboratories Ltd.	114,075	3,018

	Indian Hotels Co. Ltd.	1,441,630	2,886
	Natco Pharma Ltd.	271,916	2,656
	TVS Motor Co. Ltd.	346,909	2,444
	Edelweiss Financial Services Ltd.	1,107,565	2,408
	City Union Bank Ltd.	888,052	2,388
	AIA Engineering Ltd.	104,089	2,355
	Voltas Ltd.	298,415	2,278
	Apollo Tyres Ltd.	786,863	2,268
*	Max Financial Services Ltd.	394,525	2,213
*	Adani Transmission Ltd.	733,495	2,209
	Jubilant Life Sciences Ltd.	218,766	2,171
	Indiabulls Ventures Ltd.	435,074	2,094
	CESC Ltd.	208,789	2,041
	Muthoot Finance Ltd.	284,461	2,004
*	Fortis Healthcare Ltd.	1,037,220	1,979
	Gillette India Ltd.	21,560	1,976
	Tata Global Beverages Ltd.	682,559	1,960
	Whirlpool of India Ltd.	90,415	1,920
	PI Industries Ltd.	159,095	1,911
	Cholamandalam Investment and Finance Co. Ltd.	114,500	1,894
*	Godrej Properties Ltd.	171,485	1,792
	Oberoi Realty Ltd.	268,449	1,682
*	Aditya Birla Fashion and Retail Ltd.	562,326	1,661
	Manappuram Finance Ltd.	1,267,777	1,649
	Supreme Industries Ltd.	117,721	1,647
	Escorts Ltd.	175,983	1,637
	Indraprastha Gas Ltd.	405,644	1,621
	Balkrishna Industries Ltd.	140,551	1,606
	PVR Ltd.	70,872	1,603
	HEG Ltd.	46,829	1,584
	GRUH Finance Ltd.	529,135	1,557
	Ipca Laboratories Ltd.	139,884	1,516
*,2	PNB Housing Finance Ltd.	118,890	1,513
	Pfizer Ltd.	34,604	1,482
	Ramco Cements Ltd.	174,903	1,479
	Sundaram Finance Ltd.	73,545	1,454
	Arvind Ltd.	356,918	1,451
	Sanofi India Ltd.	15,769	1,435
	Bayer CropScience Ltd.	23,004	1,417
	Kajaria Ceramics Ltd.	185,412	1,405
	NCC Ltd.	1,247,614	1,399
	Varun Beverages Ltd.	119,319	1,382
	Phoenix Mills Ltd.	160,053	1,357
	KRBL Ltd.	286,031	1,344
	Thermax Ltd.	84,729	1,307
	Hexaware Technologies Ltd.	258,419	1,249
	Karur Vysya Bank Ltd.	1,001,981	1,243
	Coromandel International Ltd.	190,688	1,209
	National Aluminium Co. Ltd.	1,436,944	1,208
	SRF Ltd.	42,022	1,191
	Graphite India Ltd.	142,454	1,137
	NBCC India Ltd.	1,354,500	1,121
*,2	Quess Corp. Ltd.	124,703	1,103
	Amara Raja Batteries Ltd.	104,736	1,100
	WABCO India Ltd.	12,425	1,089
*,2	Eris Lifesciences Ltd.	121,589	1,074
	Dewan Housing Finance Corp. Ltd.	557,183	1,070

	Alembic Pharmaceuticals Ltd.	127,903	1,069
2	Syngene International Ltd.	130,020	1,062
2	Endurance Technologies Ltd.	65,259	1,057
	Mahanagar Gas Ltd.	81,488	1,056
	Gujarat State Petronet Ltd.	417,165	1,035
	Sundram Fasteners Ltd.	137,510	1,023
	Care Ratings Ltd.	73,132	1,021
2	Dr Lal PathLabs Ltd.	65,738	998
	Persistent Systems Ltd.	117,143	994
	Sterlite Technologies Ltd.	282,390	982
	Century Textiles & Industries Ltd.	87,267	976
	Motilal Oswal Financial Services Ltd.	108,438	972
	Radico Khaitan Ltd.	166,992	965
	Ajanta Pharma Ltd.	65,169	937
	Welspun India Ltd.	1,089,079	926
	Prestige Estates Projects Ltd.	324,776	916
	Strides Pharma Science Ltd.	138,433	901
	Gujarat Fluorochemicals Ltd.	74,079	901
	Bombay Burmah Trading Co.	52,459	891
	Ceat Ltd.	57,425	879
	Indian Bank	270,023	860
	TI Financial Holdings Ltd.	135,906	852
*	Mahindra CIE Automotive Ltd.	249,048	827
	Jain Irrigation Systems Ltd.	943,650	813
*	Just Dial Ltd.	119,762	806
*	Gujarat Gas Ltd.	445,530	799
	Blue Dart Express Ltd.	17,699	796
	KPIT Technologies Ltd.	486,053	784
	Symphony Ltd.	47,624	780
	Engineers India Ltd.	481,468	764
	IRB Infrastructure Developers Ltd.	374,258	763
	eClerx Services Ltd.	50,438	762
	Thomas Cook India Ltd.	242,382	761
	Karnataka Bank Ltd.	435,162	737
	Kaveri Seed Co. Ltd.	85,783	728
	Sobha Ltd.	108,778	725
	Chambal Fertilizers and Chemicals Ltd.	287,641	715
	GE T&D India Ltd.	171,056	708
	Gujarat Pipavav Port Ltd.	587,059	703
*	CG Power and Industrial Solutions Ltd.	1,312,360	696
	Bajaj Consumer Care Ltd.	137,424	686
	Minda Industries Ltd.	170,434	673
*	TV18 Broadcast Ltd.	1,443,693	664
	PTC India Ltd.	599,542	660
	Sadbhav Engineering Ltd.	228,661	633
*	Equitas Holdings Ltd.	367,015	621
*	Sun Pharma Advanced Research Co. Ltd.	279,939	620
	JM Financial Ltd.	549,891	601
*	Suzlon Energy Ltd.	9,036,412	599
	Jindal Saw Ltd.	471,470	583
	Finolex Cables Ltd.	98,347	575
	Redington India Ltd.	554,441	574
	Cox & Kings Ltd.	257,545	566
	Great Eastern Shipping Co. Ltd.	132,723	565
*	Allahabad Bank	883,835	564
*,§	KPIT Engineering Ltd.	486,053	558
	Welspun Corp. Ltd.	378,254	556

*	Balrampur Chini Mills Ltd.	385,503	555
	GE Power India Ltd.	48,702	529
	Avanti Feeds Ltd.	103,012	518
2	Laurus Labs Ltd.	96,773	505
*	IFCI Ltd.	2,632,721	505
2	Dilip Buildcon Ltd.	109,201	495
	Raymond Ltd.	46,507	494
	Multi Commodity Exchange of India Ltd.	49,069	487
	Vijaya Bank	780,597	485
	South Indian Bank Ltd.	2,530,914	470
	Repco Home Finance Ltd.	82,651	468
	PC Jeweller Ltd.	446,661	464
	Tata Chemicals Ltd.	48,764	463
*	Reliance Communications Ltd.	2,779,569	462
*	Syndicate Bank	868,796	453
*	Oriental Bank of Commerce	333,501	451
*	Indiabulls Real Estate Ltd.	411,264	427
*	Central Bank of India	961,989	422
*	Hindustan Construction Co. Ltd.	2,406,896	419
	India Cements Ltd.	334,711	398
	Dish TV India Ltd.	1,189,887	397
	Rain Industries Ltd.	235,316	397
*	Sintex Plastics Technology Ltd.	1,362,051	394
*	Corp Bank	1,064,343	394
*	Housing Development & Infrastructure Ltd.	954,079	353
*	Jaiprakash Associates Ltd.	3,836,480	352
	Srei Infrastructure Finance Ltd.	775,148	323
*	Jammu & Kashmir Bank Ltd.	553,220	320
*	Andhra Bank	864,916	308
*	RattanIndia Power Ltd.	5,925,655	302
*	DEN Networks Ltd.	291,243	293
	VA Tech Wabag Ltd.	69,142	291
	Gujarat Mineral Development Corp. Ltd.	221,782	266
*	Spencer’s Retail Ltd.	103,510	254
*	Indian Overseas Bank	1,236,351	239
	Gateway Distriparks Ltd.	164,655	239
*	UCO Bank	867,836	234
*	Shipping Corp. of India Ltd.	406,434	234
*	CESC Ventures Ltd.	34,503	207
*	Jet Airways India Ltd.	48,005	161
	McLeod Russel India Ltd.	97,424	133
	Reliance Home Finance Ltd.	261,928	131
*	Bajaj Hindusthan Sugar Ltd.	1,110,958	126
	Sintex Industries Ltd.	849,055	117
*	Unitech Ltd.	4,654,898	102
*,§	Cox & Kings Financial Service Ltd.	85,848	79
	Marksans Pharma Ltd.	205,914	74
*	Solara Active Pharma Sciences Ltd.	9,388	51
*	Shree Renuka Sugars Ltd.	253,146	37
*	TeamLease Services Ltd.	635	24
	Sundaram Finance Holdings Ltd.	7,217	9
*	JITF Infralogistics Ltd.	19,851	5
*	Rolta India Ltd.	61,243	5
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			199,122
Indonesia (0.7%)
*	Pabrik Kertas Tjiwi Kimia Tbk PT	3,765,300	3,648

	Pakuwon Jati Tbk PT	71,023,434	3,309
	Ciputra Development Tbk PT	42,774,555	2,992
	Ace Hardware Indonesia Tbk PT	21,541,900	2,624
	Summarecon Agung Tbk PT	32,086,268	2,380
	Bank Tabungan Negara Persero Tbk PT	10,916,870	2,151
	Barito Pacific Tbk PT	10,858,700	2,034
	Indo Tambangraya Megah Tbk PT	1,215,700	1,988
	AKR Corporindo Tbk PT	5,090,783	1,918
*	Kresna Graha Investama Tbk PT	41,934,200	1,862
	Waskita Karya Persero Tbk PT	12,541,979	1,781
	Aneka Tambang Tbk	25,629,419	1,780
	Mitra Adiperkasa Tbk PT	21,866,200	1,573
*	Trada Alam Minera Tbk PT	98,489,807	1,498
*	Medco Energi Internasional Tbk PT	20,554,445	1,492
	Wijaya Karya Persero Tbk PT	9,081,633	1,236
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,319,400	1,222
	PP Persero Tbk PT	7,149,300	1,202
*	Sentul City Tbk PT	122,910,306	1,087
*	Panin Financial Tbk PT	47,340,400	1,033
	Lippo Karawaci Tbk PT	50,526,418	1,011
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,868,429	933
	Ramayana Lestari Sentosa Tbk PT	8,277,600	931
	Link Net Tbk PT	2,781,800	868
*	Alam Sutera Realty Tbk PT	33,279,191	849
	Adhi Karya Persero Tbk PT	5,359,200	629
	Timah Tbk PT	6,388,820	590
	Global Mediacom Tbk PT	20,724,306	547
*	Eagle High Plantations Tbk PT	37,432,700	537
*	Krakatau Steel Persero Tbk PT	12,170,250	431
	Salim Ivomas Pratama Tbk PT	10,133,900	370
*	Intiland Development Tbk PT	15,871,400	366
	Semen Baturaja Persero Tbk PT	3,041,400	354
	Surya Semesta Internusa Tbk PT	8,886,600	310
*	Agung Podomoro Land Tbk PT	15,858,078	216
	Bekasi Fajar Industrial Estate Tbk PT	10,382,400	195
*	Siloam International Hospitals Tbk PT	768,239	178
*	Kawasan Industri Jababeka Tbk PT	6,616,106	123
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	3,656,161	99
*	Lippo Cikarang Tbk PT	368,300	63
*	Matahari Putra Prima Tbk PT	2,632,200	34
	Sampoerna Agro PT	181,400	30
			48,474
Ireland (0.3%)
	Dalata Hotel Group plc	545,489	3,567
	C&C Group plc XDUB	936,825	3,546
	Green REIT plc	1,969,818	3,260
	Hibernia REIT plc	1,974,752	2,970
*	Cairn Homes plc (London Shares)	1,865,528	2,775
	Irish Continental Group plc	484,437	2,633
	Origin Enterprises plc	371,279	2,430
*	Permanent TSB Group Holdings plc	289,576	545
*	Cairn Homes plc	286,144	425
	C&C Group plc XLON	11,598	44
			22,195
Israel (0.4%)
	Reit 1 Ltd.	646,019	2,671

*	Nova Measuring Instruments Ltd.	90,425	2,250
*	Clal Insurance Enterprises Holdings Ltd.	129,173	1,900
	Jerusalem Oil Exploration	26,166	1,645
*	Jerusalem Economy Ltd.	458,549	1,272
	IDI Insurance Co. Ltd.	21,043	1,157
*	Partner Communications Co. Ltd.	254,452	1,155
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,288	1,103
	Electra Ltd.	4,595	1,084
	Shapir Engineering and Industry Ltd.	298,551	1,048
	Matrix IT Ltd.	84,150	1,021
	Hilan Ltd.	38,599	962
	Sella Capital Real Estate Ltd.	516,726	886
	Bayside Land Corp.	1,805	864
*	Africa Israel Properties Ltd.	34,247	863
	Kenon Holdings Ltd.	45,894	836
	Formula Systems 1985 Ltd.	20,463	823
	AudioCodes Ltd.	58,195	822
*	Cellcom Israel Ltd. (Registered)	152,627	807
	Menora Mivtachim Holdings Ltd.	64,579	788
	Delta Galil Industries Ltd.	24,764	717
*	Gilat Satellite Networks Ltd.	72,660	696
*	Brack Capital Properties NV	6,826	675
	Big Shopping Centers Ltd.	10,476	650
	Naphtha Israel Petroleum Corp. Ltd.	92,468	629
*	Allot Ltd.	88,155	613
	Delek Automotive Systems Ltd.	105,635	478
*	Kamada Ltd.	86,075	454
	Norstar Holdings Inc.	22,513	293
	Property & Building Corp. Ltd.	2,556	211
*	Evogene Ltd.	56,647	128
*	B Communications Ltd.	23,187	100
*	Tower Semiconductor Ltd.	1	—
*	Africa Israel Investments Ltd.	1	—
			29,601
Italy (2.2%)
	Hera SPA	2,331,551	7,880
	Interpump Group SPA	233,070	7,509
	Unipol Gruppo SPA	1,396,593	6,394
	Amplifon SPA	348,290	6,240
2	Infrastrutture Wireless Italiane SPA	694,952	5,532
	Cerved Group SPA	583,562	5,136
	Brembo SPA	441,944	5,048
	De’ Longhi SPA	191,310	4,773
	Iren SPA	1,918,933	4,706
^	Azimut Holding SPA	355,744	4,512
	Societa Cattolica di Assicurazioni SC	473,569	4,370
	Banca Generali SPA	170,998	4,034
2	Enav SPA	754,896	3,865
	BPER Banca	1,131,624	3,835
	Banca Popolare di Sondrio SCPA	1,375,176	3,669
	Brunello Cucinelli SPA	100,179	3,623
	Saras SPA	1,663,113	3,544
2	Anima Holding SPA	850,701	3,500
2	Technogym SPA	294,239	3,412
	Autogrill SPA	377,114	3,392
	Reply SPA	60,324	3,344
	IMA Industria Macchine Automatiche SPA	50,167	3,326

	Societa Iniziative Autostradali e Servizi SPA	203,969	3,139
	ERG SPA	159,797	3,131
	ASTM SPA	104,694	2,512
	MARR SPA	101,150	2,421
	Tamburi Investment Partners SPA	323,286	2,259
	Danieli & C Officine Meccaniche SPA Savings Shares	134,114	2,176
	ACEA SPA	129,785	1,984
^	Tod’s SPA	40,461	1,883
	Maire Tecnimont SPA	435,201	1,747
*,^	Juventus Football Club SPA	1,056,326	1,743
	Fincantieri SPA	1,390,067	1,609
	Datalogic SPA	57,515	1,555
2	doBank SPA	111,663	1,525
2	Banca Farmafactoring SPA	237,099	1,390
2	RAI Way SPA	257,690	1,311
*,2	Carel Industries SPA	111,808	1,214
	Credito Emiliano SPA	203,078	1,157
	Banca IFIS SPA	57,797	1,111
	Piaggio & C SPA	464,983	1,068
*,^	Banca Monte dei Paschi di Siena SPA	718,900	1,018
^	Salini Impregilo SPA	433,460	953
	Immobiliare Grande Distribuzione SIIQ SPA	131,430	930
	CIR-Compagnie Industriali Riunite SPA	766,766	889
	Zignago Vetro SPA	82,435	864
	Cementir Holding SPA	125,020	852
	Biesse SPA	36,405	850
*,^,2	OVS SPA	549,650	839
2	Gima TT SPA	103,870	837
	Cairo Communication SPA	180,356	785
*	Arnoldo Mondadori Editore SPA	358,454	693
	Italmobiliare SPA	30,959	689
	Danieli & C Officine Meccaniche SPA	25,773	531
	Cofide SPA	854,748	485
*	Rizzoli Corriere Della Sera Mediagroup SPA	282,063	469
*,^	Safilo Group SPA	409,997	377
	DeA Capital SPA	180,380	277
	Geox SPA	175,823	262
			149,179
Japan (15.0%)
	Anritsu Corp.	407,600	7,267
	NET One Systems Co. Ltd.	246,700	5,170
	Goldwin Inc.	52,400	5,161
	ADEKA Corp.	306,155	4,830
	Nippon Suisan Kaisha Ltd.	781,697	4,828
	SHO-BOND Holdings Co. Ltd.	67,500	4,770
	Ship Healthcare Holdings Inc.	123,000	4,652
	Toagosei Co. Ltd.	376,792	4,389
	Amano Corp.	204,568	4,265
	Iwatani Corp.	123,924	4,237
	Fuji Seal International Inc.	125,196	4,159
	Nikkon Holdings Co. Ltd.	162,948	4,104
	Nippon Light Metal Holdings Co. Ltd.	1,736,769	3,854
	Hazama Ando Corp.	577,879	3,828
	Tsubakimoto Chain Co.	100,465	3,720
	Nishimatsu Construction Co. Ltd.	159,018	3,707
	Toho Holdings Co. Ltd.	150,518	3,687
	Lasertec Corp.	111,100	3,662

	Colowide Co. Ltd.	165,600	3,599
	Okumura Corp.	112,752	3,563
	Nihon Parkerizing Co. Ltd.	299,261	3,541
	Kureha Corp.	56,202	3,526
	Kenedix Inc.	669,300	3,524
	Meitec Corp.	80,246	3,504
	Sangetsu Corp.	191,420	3,496
	Outsourcing Inc.	299,500	3,438
	Tokyo Seimitsu Co. Ltd.	116,334	3,407
	Kumagai Gumi Co. Ltd.	105,780	3,318
	Inaba Denki Sangyo Co. Ltd.	84,284	3,291
	Duskin Co. Ltd.	136,560	3,287
	Sakata Seed Corp.	97,856	3,237
	Oki Electric Industry Co. Ltd.	250,406	3,234
	Fuji Corp.	247,488	3,230
	Sushiro Global Holdings Ltd.	55,100	3,227
	Infomart Corp.	301,400	3,217
	Nomura Co. Ltd.	116,500	3,173
	Kanematsu Corp.	262,800	3,164
	Trusco Nakayama Corp.	119,800	3,161
	Tokyo Ohka Kogyo Co. Ltd.	112,029	3,150
	Okamura Corp.	241,868	3,118
	Hanwa Co. Ltd.	111,683	3,101
	Shinmaywa Industries Ltd.	228,368	3,085
	Takasago Thermal Engineering Co. Ltd.	195,433	3,082
^	Japan Lifeline Co. Ltd.	202,400	3,080
^	Yoshinoya Holdings Co. Ltd.	192,320	3,045
	Mirait Holdings Corp.	208,171	3,009
	Nichias Corp.	170,570	2,958
	Daiwabo Holdings Co. Ltd.	54,776	2,947
	Kiyo Bank Ltd.	203,619	2,931
	Tomy Co. Ltd.	276,117	2,924
	DCM Holdings Co. Ltd.	285,388	2,913
	Topre Corp.	132,300	2,897
	Descente Ltd.	138,700	2,888
	Sumitomo Mitsui Construction Co. Ltd.	450,546	2,877
	TOKAI Holdings Corp.	359,100	2,873
	Takuma Co. Ltd.	226,000	2,865
	Mitsubishi Pencil Co. Ltd.	139,200	2,850
^	Daio Paper Corp.	221,754	2,849
	Valor Holdings Co. Ltd.	116,600	2,832
	Daiseki Co. Ltd.	118,787	2,802
	United Arrows Ltd.	78,867	2,800
	EDION Corp.	274,143	2,783
	Ogaki Kyoritsu Bank Ltd.	131,874	2,746
	Toyo Ink SC Holdings Co. Ltd.	120,211	2,724
	Paramount Bed Holdings Co. Ltd.	64,400	2,700
	FCC Co. Ltd.	104,843	2,666
	Makino Milling Machine Co. Ltd.	64,881	2,656
	Mandom Corp.	112,854	2,653
	Fujitec Co. Ltd.	241,084	2,631
	cocokara fine Inc.	56,589	2,625
	Senko Group Holdings Co. Ltd.	321,900	2,622
	As One Corp.	37,200	2,614
	Nippon Flour Mills Co. Ltd.	155,329	2,606
	Central Glass Co. Ltd.	117,913	2,600
	Mani Inc.	58,800	2,576

	Joyful Honda Co. Ltd.	195,048	2,568
	Juroku Bank Ltd.	116,500	2,555
	Nippon Seiki Co. Ltd.	137,232	2,546
	Nippon Sheet Glass Co. Ltd.	278,400	2,518
	Zenrin Co. Ltd.	99,150	2,515
	SMS Co. Ltd.	151,700	2,502
*	Mitsui E&S Holdings Co. Ltd.	220,900	2,493
	Fuji Soft Inc.	60,774	2,474
	Iriso Electronics Co. Ltd.	60,200	2,466
	Senshu Ikeda Holdings Inc.	898,700	2,465
	KH Neochem Co. Ltd.	104,500	2,459
	Toei Co. Ltd.	19,964	2,457
	Okinawa Electric Power Co. Inc.	129,642	2,453
	NSD Co. Ltd.	114,934	2,441
	Nippon Densetsu Kogyo Co. Ltd.	110,303	2,417
	Atom Corp.	263,457	2,399
	Eizo Corp.	61,656	2,392
	Arcs Co. Ltd.	106,800	2,386
	Musashino Bank Ltd.	103,800	2,383
	Asahi Holdings Inc.	111,300	2,374
	Seiren Co. Ltd.	141,800	2,368
	Tokyo Dome Corp.	281,978	2,367
	Tokyo Steel Manufacturing Co. Ltd.	279,600	2,361
	Totetsu Kogyo Co. Ltd.	87,100	2,347
	Hokuetsu Corp.	431,321	2,340
	Unipres Corp.	120,680	2,335
	Keihin Corp.	129,521	2,319
	Taikisha Ltd.	87,183	2,318
	Nachi-Fujikoshi Corp.	57,751	2,317
	Okamoto Industries Inc.	45,000	2,312
	Nichiha Corp.	89,500	2,294
	Digital Garage Inc.	95,300	2,293
	JINS Inc.	45,700	2,292
	Systena Corp.	207,200	2,291
	Sumitomo Warehouse Co. Ltd.	177,855	2,288
	San-A Co. Ltd.	57,344	2,281
	Okasan Securities Group Inc.	517,200	2,273
	Hyakugo Bank Ltd.	626,100	2,267
	Kanamoto Co. Ltd.	81,200	2,256
	Hokkoku Bank Ltd.	74,344	2,235
	Hogy Medical Co. Ltd.	66,322	2,215
	Gunze Ltd.	53,007	2,211
	Round One Corp.	193,600	2,203
	Ohsho Food Service Corp.	32,774	2,199
	Milbon Co. Ltd.	54,520	2,191
	Nanto Bank Ltd.	107,000	2,185
	JCR Pharmaceuticals Co. Ltd.	41,594	2,165
	Futaba Corp.	136,932	2,160
	Starts Corp. Inc.	96,215	2,159
	Kitz Corp.	263,448	2,157
	Kotobuki Spirits Co. Ltd.	57,500	2,151
	Ichibanya Co. Ltd.	52,768	2,149
	Nichi-iko Pharmaceutical Co. Ltd.	142,202	2,148
	Fuji Kyuko Co. Ltd.	69,800	2,129
	Nippon Soda Co. Ltd.	84,026	2,129
	Nisshin Oillio Group Ltd.	74,252	2,128
	IBJ Leasing Co. Ltd.	92,001	2,121

	DTS Corp.	59,856	2,119
	Yamazen Corp.	209,600	2,107
	Shibuya Corp.	63,200	2,104
	Showa Sangyo Co. Ltd.	80,000	2,102
	Onward Holdings Co. Ltd.	358,756	2,097
	Ryosan Co. Ltd.	74,857	2,095
	ZERIA Pharmaceutical Co. Ltd.	126,640	2,094
	Kohnan Shoji Co. Ltd.	82,500	2,086
	Takara Standard Co. Ltd.	144,799	2,076
	Heiwado Co. Ltd.	89,400	2,073
	Aeon Delight Co. Ltd.	55,700	2,068
	Justsystems Corp.	101,500	2,068
^	Katitas Co. Ltd.	71,900	2,059
	Eiken Chemical Co. Ltd.	90,500	2,052
	Heiwa Real Estate Co. Ltd.	110,888	2,049
	kabu.com Securities Co. Ltd.	411,900	2,047
	Financial Products Group Co. Ltd.	186,100	2,044
	Royal Holdings Co. Ltd.	83,700	2,041
	Morita Holdings Corp.	125,466	2,032
	Tsubaki Nakashima Co. Ltd.	122,700	2,032
	Tokyu Construction Co. Ltd.	218,200	2,031
	Hyakujushi Bank Ltd.	87,200	2,031
	Japan Material Co. Ltd.	175,500	2,031
	Ryobi Ltd.	78,887	2,030
	MOS Food Services Inc.	80,658	2,025
	Bank of Okinawa Ltd.	70,644	2,017
	Maxell Holdings Ltd.	140,800	2,008
	Showa Corp.	155,492	2,005
	Nippon Steel & Sumikin Bussan Corp.	47,249	1,976
	S Foods Inc.	54,300	1,971
	Pacific Industrial Co. Ltd.	138,900	1,966
	Macnica Fuji Electronics Holdings Inc.	149,913	1,960
	Nojima Corp.	99,100	1,956
	Inabata & Co. Ltd.	148,400	1,956
	Ai Holdings Corp.	112,100	1,952
	Jeol Ltd.	106,800	1,939
^	UACJ Corp.	89,885	1,939
	Nitta Corp.	58,900	1,931
	Koshidaka Holdings Co. Ltd.	134,708	1,931
	Yamagata Bank Ltd.	106,485	1,929
	Earth Corp.	40,443	1,927
	Musashi Seimitsu Industry Co. Ltd.	132,430	1,926
	Kato Sangyo Co. Ltd.	65,800	1,924
	Noritake Co. Ltd.	40,500	1,924
	Towa Pharmaceutical Co. Ltd.	27,294	1,918
	Takeuchi Manufacturing Co. Ltd.	105,200	1,917
	Monex Group Inc.	546,987	1,913
	Yodogawa Steel Works Ltd.	94,033	1,912
	KOMEDA Holdings Co. Ltd.	99,800	1,911
	TPR Co. Ltd.	89,276	1,907
	Wacom Co. Ltd.	427,336	1,893
	Chudenko Corp.	88,700	1,888
	Unizo Holdings Co. Ltd.	99,300	1,878
	Kameda Seika Co. Ltd.	41,000	1,861
	Internet Initiative Japan Inc.	78,756	1,856
	Kumiai Chemical Industry Co. Ltd.	297,750	1,851
	United Super Markets Holdings Inc.	172,050	1,841

	Daikyonishikawa Corp.	177,100	1,833
	Seiko Holdings Corp.	86,858	1,829
	Optex Group Co. Ltd.	103,600	1,821
	Digital Arts Inc.	28,100	1,817
	TSI Holdings Co. Ltd.	270,200	1,817
	V Technology Co. Ltd.	12,700	1,813
	Bank of Nagoya Ltd.	61,812	1,796
	Toshiba TEC Corp.	74,100	1,779
	TOMONY Holdings Inc.	477,500	1,767
	BML Inc.	63,600	1,755
	Hitachi Zosen Corp.	524,210	1,744
	Toho Bank Ltd.	586,864	1,690
	Kintetsu World Express Inc.	116,500	1,689
	Menicon Co. Ltd.	67,700	1,685
	Transcosmos Inc.	80,296	1,673
	Raito Kogyo Co. Ltd.	136,400	1,667
	Idec Corp.	90,100	1,661
	Elecom Co. Ltd.	62,100	1,658
	Nikkiso Co. Ltd.	177,361	1,648
	Hamakyorex Co. Ltd.	45,800	1,638
	Create SD Holdings Co. Ltd.	65,018	1,636
	Sato Holdings Corp.	68,900	1,631
	Nagaileben Co. Ltd.	80,900	1,620
	Prima Meat Packers Ltd.	84,688	1,603
	Meidensha Corp.	117,687	1,587
	Taiyo Holdings Co. Ltd.	52,100	1,586
	Bank of Iwate Ltd.	52,024	1,580
	Max Co. Ltd.	117,300	1,562
	San-Ai Oil Co. Ltd.	177,300	1,558
	Anicom Holdings Inc.	55,200	1,553
	Arata Corp.	38,659	1,549
	Funai Soken Holdings Inc.	91,450	1,546
	Saibu Gas Co. Ltd.	69,073	1,543
	EPS Holdings Inc.	101,500	1,542
	Aomori Bank Ltd.	59,761	1,539
	Daiho Corp.	48,000	1,534
	Nissin Kogyo Co. Ltd.	112,509	1,532
	Yokogawa Bridge Holdings Corp.	83,700	1,527
^	Hirata Corp.	24,511	1,517
	Nippon Signal Company Ltd.	170,916	1,488
	Adastria Co. Ltd.	80,700	1,483
	Maruwa Co. Ltd.	25,100	1,477
	KYB Corp.	54,400	1,475
^	Nissha Co. Ltd.	111,760	1,466
	Maeda Kosen Co. Ltd.	62,300	1,464
	Macromill Inc.	102,600	1,462
	Star Micronics Co. Ltd.	99,098	1,456
	Nitto Boseki Co. Ltd.	82,411	1,451
	Prestige International Inc.	121,200	1,446
	NEC Networks & System Integration Corp.	65,200	1,440
	CKD Corp.	152,000	1,437
	Press Kogyo Co. Ltd.	264,500	1,436
	Doutor Nichires Holdings Co. Ltd.	74,937	1,434
	Kura Corp.	27,500	1,425
	Nitto Kogyo Corp.	78,688	1,422
	Megachips Corp.	54,481	1,414
	Piolax Inc.	68,700	1,403

	Japan Wool Textile Co. Ltd.	174,289	1,400
	Sekisui Jushi Corp.	74,300	1,400
	Belluna Co. Ltd.	148,000	1,399
	Chugoku Marine Paints Ltd.	156,200	1,396
	Clarion Co. Ltd.	60,100	1,381
	TKC Corp.	38,849	1,369
^	Siix Corp.	97,200	1,367
	Nichicon Corp.	170,783	1,357
^	Create Restaurants Holdings Inc.	120,370	1,349
	Sanyo Chemical Industries Ltd.	28,054	1,346
	Oiles Corp.	80,508	1,346
	Sanyo Special Steel Co. Ltd.	61,870	1,341
	Nishio Rent All Co. Ltd.	42,500	1,334
	Kisoji Co. Ltd.	58,360	1,312
	Sakata INX Corp.	119,800	1,309
	Tosho Co. Ltd.	42,800	1,309
	Komori Corp.	122,700	1,305
	Saizeriya Co. Ltd.	68,621	1,304
	Ringer Hut Co. Ltd.	60,900	1,304
^	Zojirushi Corp.	124,500	1,303
^	Miroku Jyoho Service Co. Ltd.	56,300	1,301
	Japan Securities Finance Co. Ltd.	236,841	1,300
	Teikoku Sen-I Co. Ltd.	63,584	1,292
	Sakai Moving Service Co. Ltd.	23,500	1,283
	Solasto Corp.	135,200	1,276
	Shoei Co. Ltd.	36,900	1,275
	Hiday Hidaka Corp.	64,654	1,272
*	RENOVA Inc.	129,500	1,269
	Noritz Corp.	90,987	1,266
	Wakita & Co. Ltd.	118,500	1,261
	Yuasa Trading Co. Ltd.	43,000	1,259
	Tocalo Co. Ltd.	146,700	1,253
	Oita Bank Ltd.	40,907	1,253
	Sanken Electric Co. Ltd.	59,730	1,251
^	Modec Inc.	55,788	1,250
	Tokai Corp.	48,000	1,248
	Tsukishima Kikai Co. Ltd.	94,700	1,240
	Toshiba Machine Co. Ltd.	61,600	1,239
	Bank of the Ryukyus Ltd.	118,467	1,237
	Kadokawa Dwango Corp.	113,901	1,237
	LIFULL Co. Ltd.	187,700	1,236
	Shinko Plantech Co. Ltd.	116,000	1,230
	Shizuoka Gas Co. Ltd.	151,200	1,225
	Fujicco Co. Ltd.	57,405	1,224
	Shinko Electric Industries Co. Ltd.	177,300	1,223
	Daibiru Corp.	122,643	1,221
	Nippon Ceramic Co. Ltd.	52,500	1,219
	Mizuno Corp.	52,056	1,217
	Konoike Transport Co. Ltd.	80,900	1,212
*,^	Japan Display Inc.	1,819,500	1,212
	Daihen Corp.	53,752	1,207
	Takasago International Corp.	39,000	1,206
	AOKI Holdings Inc.	101,704	1,198
	Axial Retailing Inc.	37,630	1,196
	Fukushima Industries Corp.	33,700	1,195
*,^	Sourcenext Corp.	242,400	1,190
	Bell System24 Holdings Inc.	88,900	1,185

	Toho Zinc Co. Ltd.	35,778	1,184
	Hosiden Corp.	154,467	1,175
	Seikagaku Corp.	102,964	1,169
	Token Corp.	19,786	1,166
	Sanki Engineering Co. Ltd.	111,667	1,166
	Geo Holdings Corp.	76,000	1,165
	Osaka Soda Co. Ltd.	50,700	1,161
	Marusan Securities Co. Ltd.	157,355	1,160
^	Nippon Carbon Co. Ltd.	29,100	1,157
	Nishimatsuya Chain Co. Ltd.	140,100	1,155
	MCJ Co. Ltd.	170,700	1,155
	Computer Engineering & Consulting Ltd.	64,670	1,147
^	Aruhi Corp.	53,900	1,144
	DyDo Group Holdings Inc.	23,744	1,143
	Kurabo Industries Ltd.	53,000	1,143
	Pressance Corp.	83,848	1,142
	Tamura Corp.	205,600	1,142
	Jaccs Co. Ltd.	66,400	1,140
	Bando Chemical Industries Ltd.	113,900	1,140
	Furukawa Co. Ltd.	88,798	1,133
	Avex Inc.	84,200	1,132
	Kyokuto Kaihatsu Kogyo Co. Ltd.	79,700	1,125
	Giken Ltd.	37,300	1,115
	Aida Engineering Ltd.	153,806	1,112
	SAMTY Co. Ltd.	79,200	1,111
	Life Corp.	51,800	1,111
	Matsuya Co. Ltd.	119,800	1,104
	Mitsui Sugar Co. Ltd.	40,600	1,102
	Miyazaki Bank Ltd.	43,793	1,102
	Qol Holdings Co. Ltd.	70,399	1,100
	Monogatari Corp.	12,670	1,098
	Ricoh Leasing Co. Ltd.	35,706	1,093
	Sintokogio Ltd.	128,700	1,089
	Mitsuboshi Belting Ltd.	57,000	1,089
	Broadleaf Co. Ltd.	212,200	1,086
^	Plenus Co. Ltd.	64,300	1,086
	Obara Group Inc.	33,140	1,086
	Riso Kagaku Corp.	71,684	1,084
	T-Gaia Corp.	55,300	1,079
^	Tokyotokeiba Co. Ltd.	39,600	1,078
	JVC Kenwood Corp.	459,140	1,077
	Fujimi Inc.	52,147	1,075
	Koa Corp.	74,800	1,072
	LEC Inc.	71,648	1,066
	TOC Co. Ltd.	140,746	1,064
	Fujimori Kogyo Co. Ltd.	40,800	1,064
	Nissin Electric Co. Ltd.	121,500	1,064
^	Toridoll Holdings Corp.	58,100	1,061
	Belc Co. Ltd.	24,200	1,056
	Itochu Enex Co. Ltd.	120,200	1,051
	Yamanashi Chuo Bank Ltd.	82,063	1,047
	Chiyoda Co. Ltd.	62,200	1,047
	Dexerials Corp.	128,400	1,045
	Pacific Metals Co. Ltd.	38,808	1,043
	Riken Corp.	22,900	1,037
	Tachi-S Co. Ltd.	75,000	1,031
	Kanto Denka Kogyo Co. Ltd.	123,400	1,028

	Joshin Denki Co. Ltd.	48,826	1,021
	Topy Industries Ltd.	47,479	1,020
	Doshisha Co. Ltd.	66,500	1,019
	Takamatsu Construction Group Co. Ltd.	39,500	1,019
*	Mitsui-Soko Holdings Co. Ltd.	57,553	1,017
	Hokuto Corp.	55,424	1,012
*	Open Door Inc.	38,900	1,011
^	Istyle Inc.	132,400	1,009
	Trancom Co. Ltd.	16,400	1,009
	Konishi Co. Ltd.	69,200	1,006
	Japan Pulp & Paper Co. Ltd.	28,100	1,004
	Fuso Chemical Co. Ltd.	51,100	1,004
	Retail Partners Co. Ltd.	97,000	998
	Bunka Shutter Co. Ltd.	144,900	997
	Shikoku Chemicals Corp.	90,000	992
	Dip Corp.	54,100	988
	Relia Inc.	112,900	985
	Nohmi Bosai Ltd.	58,100	981
^	Nextage Co. Ltd.	88,100	980
	Kobe Bussan Co. Ltd.	31,500	978
	Asahi Diamond Industrial Co. Ltd.	147,022	975
	Eighteenth Bank Ltd.	39,900	975
	Yondoshi Holdings Inc.	48,400	974
	Ichikoh Industries Ltd.	175,666	973
	Link And Motivation Inc.	115,600	971
	Aichi Steel Corp.	30,702	968
	Chofu Seisakusho Co. Ltd.	52,200	966
	Maruzen Showa Unyu Co. Ltd.	39,200	966
	Tokyo Kiraboshi Financial Group Inc.	68,266	964
*	Ishihara Sangyo Kaisha Ltd.	93,300	951
	FULLCAST Holdings Co. Ltd.	53,846	946
	Marudai Food Co. Ltd.	58,319	941
	Vital KSK Holdings Inc.	92,200	939
^	Shoei Foods Corp.	38,800	938
*,^	euglena Co. Ltd.	172,600	936
	Yokohama Reito Co. Ltd.	109,900	935
	ESPEC Corp.	50,908	933
	Sumitomo Seika Chemicals Co. Ltd.	23,500	932
	J-Oil Mills Inc.	26,700	932
	Tanseisha Co. Ltd.	87,400	931
	Mie Kotsu Group Holdings Inc.	163,100	929
	NichiiGakkan Co. Ltd.	104,500	928
	Tsurumi Manufacturing Co. Ltd.	55,200	927
	Tsukui Corp.	125,200	926
	COLOPL Inc.	128,000	926
	Tonami Holdings Co. Ltd.	17,700	924
	Kyoei Steel Ltd.	56,612	924
	Kanematsu Electronics Ltd.	31,500	924
	Nippon Thompson Co. Ltd.	177,600	924
	Daido Metal Co. Ltd.	131,000	923
	San ju San Financial Group Inc.	61,452	918
	Hioki EE Corp.	24,300	916
	VT Holdings Co. Ltd.	232,200	915
	Yellow Hat Ltd.	38,700	913
	Shikoku Bank Ltd.	94,540	912
	Foster Electric Co. Ltd.	59,585	911
^	Nippon Yakin Kogyo Co. Ltd.	386,800	906

	Taihei Dengyo Kaisha Ltd.	40,500	904
^	YA-MAN Ltd.	73,200	903
	Maruwa Unyu Kikan Co. Ltd.	26,951	900
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,103	899
	Ehime Bank Ltd.	92,900	897
	Fuji Co. Ltd.	52,500	891
	Nippon Koei Co. Ltd.	38,000	891
	St. Marc Holdings Co. Ltd.	39,000	887
*	Sogo Medical Holdings Co. Ltd.	52,200	885
	Kaga Electronics Co. Ltd.	47,600	885
	Sanyo Denki Co. Ltd.	23,300	884
	Akita Bank Ltd.	44,000	883
	Noritsu Koki Co. Ltd.	55,200	882
^	Fixstars Corp.	66,500	881
	Fukui Bank Ltd.	60,155	878
	Sankyo Tateyama Inc.	70,800	877
	YAMABIKO Corp.	88,400	877
	Sinfonia Technology Co. Ltd.	70,000	875
	Nippon Road Co. Ltd.	15,000	872
	Juki Corp.	79,618	871
	Arcland Sakamoto Co. Ltd.	69,200	870
	Sumitomo Riko Co. Ltd.	97,000	870
	Ines Corp.	71,400	867
*	Vision Inc.	22,955	866
	T Hasegawa Co. Ltd.	58,500	865
	Akatsuki Inc.	15,000	860
*	Kintetsu Department Store Co. Ltd.	27,700	860
	Nippon Chemi-Con Corp.	42,681	857
	Sanyo Electric Railway Co. Ltd.	44,984	855
	Okabe Co. Ltd.	108,635	855
	Sakai Chemical Industry Co. Ltd.	40,809	854
	Eagle Industry Co. Ltd.	71,900	847
	METAWATER Co. Ltd.	30,300	844
	Riken Keiki Co. Ltd.	46,200	843
	Enplas Corp.	30,953	842
	Tsugami Corp.	128,000	841
	Melco Holdings Inc.	25,900	838
	Mitsubishi Logisnext Co. Ltd.	80,300	835
	LIXIL VIVA Corp.	57,900	834
	JCU Corp.	57,800	833
	Information Services International-Dentsu Ltd.	31,100	831
	Key Coffee Inc.	44,393	826
	Pack Corp.	31,100	823
	Sodick Co. Ltd.	108,178	821
	Tekken Corp.	33,900	820
^	Pepper Food Service Co. Ltd.	34,654	820
	Keihanshin Building Co. Ltd.	100,000	819
	Shindengen Electric Manufacturing Co. Ltd.	20,600	818
	Futaba Industrial Co. Ltd.	156,900	817
	Yurtec Corp.	96,600	816
	CMK Corp.	127,000	815
	Vector Inc.	62,500	815
^	J Trust Co. Ltd.	216,700	814
	Kappa Create Co. Ltd.	63,388	814
	PAL GROUP Holdings Co. Ltd.	29,500	813
	G-Tekt Corp.	55,200	811
	Toyo Tanso Co. Ltd.	38,010	810

	Meisei Industrial Co. Ltd.	125,100	809
	Sanshin Electronics Co. Ltd.	52,200	807
	Daiichi Jitsugyo Co. Ltd.	25,500	806
	Sun Frontier Fudousan Co. Ltd.	73,100	804
	OSJB Holdings Corp.	287,994	803
	Canon Electronics Inc.	48,694	801
	Toho Titanium Co. Ltd.	86,800	794
	Tokushu Tokai Paper Co. Ltd.	22,500	793
	Dai-Dan Co. Ltd.	37,400	793
	Shinko Shoji Co. Ltd.	50,800	787
	Iino Kaiun Kaisha Ltd.	221,936	786
*	Unitika Ltd.	165,200	782
	OSAKA Titanium Technologies Co. Ltd.	50,800	781
	Ichiyoshi Securities Co. Ltd.	93,900	779
*	M&A Capital Partners Co. Ltd.	16,800	777
	Valqua Ltd.	39,800	776
	JAC Recruitment Co. Ltd.	38,400	775
	Takara Leben Co. Ltd.	244,800	768
	Nippon Kanzai Co. Ltd.	44,400	766
	Daiwa Industries Ltd.	76,200	766
	Aichi Bank Ltd.	23,404	763
	Mitsuuroko Group Holdings Co. Ltd.	107,400	763
	Daiken Corp.	44,200	759
	Toyo Construction Co. Ltd.	197,900	757
	UKC Holdings Corp.	42,700	755
^	Nissei ASB Machine Co. Ltd.	21,200	753
	Anest Iwata Corp.	86,900	748
	Tayca Corp.	46,032	747
	Hibiya Engineering Ltd.	47,800	747
	Future Corp.	53,800	747
	Ryoyo Electro Corp.	54,642	747
	KAWADA TECHNOLOGIES Inc.	12,000	747
	Inageya Co. Ltd.	63,300	745
	Daito Pharmaceutical Co. Ltd.	28,900	745
	Central Security Patrols Co. Ltd.	18,195	742
	W-Scope Corp.	70,700	741
^	Michinoku Bank Ltd.	49,000	740
	Torii Pharmaceutical Co. Ltd.	33,500	738
	Kyokuto Securities Co. Ltd.	70,500	737
	Micronics Japan Co. Ltd.	100,300	736
	Matsuyafoods Holdings Co. Ltd.	22,200	736
	Osaki Electric Co. Ltd.	110,600	734
	Shin-Etsu Polymer Co. Ltd.	97,300	733
	Fujibo Holdings Inc.	29,700	732
	Cawachi Ltd.	37,200	730
	KFC Holdings Japan Ltd.	40,000	729
*	Space Value Holdings Co. Ltd.	84,200	729
	Fuji Pharma Co. Ltd.	44,300	726
	Kato Works Co. Ltd.	28,941	725
	Goldcrest Co. Ltd.	47,580	722
	Yonex Co. Ltd.	108,600	721
	Trust Tech Inc.	24,096	720
^	Hoosiers Holdings	117,200	719
^	Tokyo Individualized Educational Institute Inc.	58,412	718
	Yorozu Corp.	51,876	718
	Tosei Corp.	76,400	717
	Neturen Co. Ltd.	90,500	717

	Arcland Service Holdings Co. Ltd.	38,800	716
	Strike Co. Ltd.	38,514	716
	Union Tool Co.	25,300	715
	Intage Holdings Inc.	89,400	711
	Chubu Shiryo Co. Ltd.	69,800	710
	Achilles Corp.	38,800	709
	Riken Vitamin Co. Ltd.	22,800	709
	Rock Field Co. Ltd.	51,368	706
	Denki Kogyo Co. Ltd.	31,380	705
	Kamei Corp.	65,900	701
	Roland DG Corp.	36,000	701
	Starzen Co. Ltd.	20,500	700
	Xebio Holdings Co. Ltd.	59,208	694
	Cosel Co. Ltd.	69,300	690
	Hosokawa Micron Corp.	16,900	690
	NS United Kaiun Kaisha Ltd.	26,900	687
	Sumida Corp.	60,909	684
	Rheon Automatic Machinery Co. Ltd.	54,015	683
*,^	KLab Inc.	80,060	678
	Tachibana Eletech Co. Ltd.	47,134	678
^	WATAMI Co. Ltd.	52,400	673
	Dai Nippon Toryo Co. Ltd.	72,000	673
	Kenko Mayonnaise Co. Ltd.	35,700	672
	Shinnihon Corp.	72,700	670
	Nippon Denko Co. Ltd.	327,190	669
	Katakura Industries Co. Ltd.	63,900	669
	Sinko Industries Ltd.	52,341	668
	Sumitomo Densetsu Co. Ltd.	40,700	667
	Nittetsu Mining Co. Ltd.	16,100	665
	Tamron Co. Ltd.	42,100	665
	Itochu-Shokuhin Co. Ltd.	15,700	664
^	Marvelous Inc.	76,700	663
	Sagami Holdings Corp.	54,696	660
	Nagatanien Holdings Co. Ltd.	30,500	660
	Warabeya Nichiyo Holdings Co. Ltd.	39,100	657
	Kyokuyo Co. Ltd.	25,900	657
	Tochigi Bank Ltd.	298,012	654
^	Kitanotatsujin Corp.	166,200	654
	JSP Corp.	31,800	652
	Iseki & Co. Ltd.	44,587	651
	FIDEA Holdings Co. Ltd.	526,800	648
*	U-Shin Ltd.	71,600	647
	Yakuodo Co. Ltd.	27,700	646
	Alpen Co. Ltd.	41,900	643
	Stella Chemifa Corp.	24,200	641
	Ministop Co. Ltd.	35,600	640
	World Holdings Co. Ltd.	25,600	638
	Nihon Trim Co. Ltd.	12,900	635
	Onoken Co. Ltd.	42,000	635
	Okuwa Co. Ltd.	67,600	634
	Amuse Inc.	28,500	632
	Sekisui Plastics Co. Ltd.	74,800	632
	Chukyo Bank Ltd.	32,100	630
	Studio Alice Co. Ltd.	28,000	626
^	Alconix Corp.	60,214	624
	Aisan Industry Co. Ltd.	90,100	624
	Jamco Corp.	26,600	623

	Namura Shipbuilding Co. Ltd.	149,448	623
	ValueCommerce Co. Ltd.	39,900	623
	Itoki Corp.	119,900	622
	Pasona Group Inc.	49,000	621
	Komtasu Matere Co. Ltd.	91,300	620
	Kanagawa Chuo Kotsu Co. Ltd.	18,300	619
	Tenma Corp.	40,500	617
	Nichiban Co. Ltd.	33,900	617
	GLOBERIDE Inc.	27,500	616
	Riken Technos Corp.	145,200	615
	Chiyoda Integre Co. Ltd.	35,100	615
	Nitto Kohki Co. Ltd.	31,800	614
	Shinwa Co. Ltd.	32,000	611
	Krosaki Harima Corp.	11,600	611
	ASKA Pharmaceutical Co. Ltd.	59,100	611
	Feed One Co. Ltd.	381,400	608
	Osaka Steel Co. Ltd.	33,400	607
	Toa Corp.	47,800	605
	CI Takiron Corp.	112,700	604
	Keiyo Co. Ltd.	126,200	603
	Happinet Corp.	41,000	601
^	OPT Holding Inc.	40,945	599
	Bank of Saga Ltd.	37,600	598
	Fujita Kanko Inc.	23,900	595
	Nippon Parking Development Co. Ltd.	411,600	594
*,^	Remixpoint Inc.	154,750	593
	Fujiya Co. Ltd.	28,800	592
^	F@N Communications Inc.	116,500	591
	Toenec Corp.	20,600	590
	Oyo Corp.	55,700	587
	Japan Transcity Corp.	149,592	584
^	Yamashin-Filter Corp.	96,813	583
	Rokko Butter Co. Ltd.	32,000	582
	Towa Bank Ltd.	88,500	581
	Mitsuba Corp.	93,324	578
	Furuno Electric Co. Ltd.	68,900	574
	Nissin Sugar Co. Ltd.	30,800	574
	Advan Co. Ltd.	65,900	569
^	IDOM Inc.	152,000	569
	Asunaro Aoki Construction Co. Ltd.	62,200	569
	BRONCO BILLY Co. Ltd.	23,800	567
	Jimoto Holdings Inc.	518,282	566
	Fudo Tetra Corp.	37,120	566
	Fukuda Corp.	15,200	566
	France Bed Holdings Co. Ltd.	69,000	563
	Toa Corp.	64,200	562
	Denyo Co. Ltd.	44,700	562
	Mars Group Holdings Corp.	28,500	560
	Nihon Chouzai Co. Ltd.	18,100	558
	CONEXIO Corp.	43,900	557
	Daikokutenbussan Co. Ltd.	14,800	557
	Icom Inc.	28,600	555
^	Genky DrugStores Co. Ltd.	23,000	551
	Kanaden Corp.	52,100	551
	Arakawa Chemical Industries Ltd.	45,100	550
	Kasai Kogyo Co. Ltd.	68,200	550
	eRex Co. Ltd.	95,500	545

	Toyo Kanetsu KK	25,500	543
	Kansai Super Market Ltd.	59,700	540
	Gakken Holdings Co. Ltd.	14,400	539
	Koatsu Gas Kogyo Co. Ltd.	79,500	539
	Mitsui High-Tec Inc.	63,800	537
	Mitsubishi Steel Manufacturing Co. Ltd.	34,800	536
	Sanyo Shokai Ltd.	33,142	536
	Torishima Pump Manufacturing Co. Ltd.	63,800	535
	Toyo Corp.	72,317	535
	Kyosan Electric Manufacturing Co. Ltd.	140,400	534
	Mitsubishi Research Institute Inc.	18,200	533
	Uchida Yoko Co. Ltd.	25,300	528
	Yushin Precision Equipment Co. Ltd.	61,400	526
	Kourakuen Holdings Corp.	25,600	523
	ST Corp.	32,300	521
	Fuso Pharmaceutical Industries Ltd.	22,500	519
	Aiphone Co. Ltd.	35,000	517
	PIA Corp.	16,100	514
	Teikoku Electric Manufacturing Co. Ltd.	46,000	509
	CTS Co. Ltd.	71,442	508
	SRA Holdings	20,900	502
	Nihon Tokushu Toryo Co. Ltd.	41,400	500
	Asahi Co. Ltd.	37,200	499
	WDB Holdings Co. Ltd.	20,912	494
	Sac’s Bar Holdings Inc.	48,750	490
	Tsukuba Bank Ltd.	242,500	488
	Central Sports Co. Ltd.	15,775	483
	Kitagawa Corp.	23,400	480
	ASAHI YUKIZAI Corp.	35,011	480
	Nihon Nohyaku Co. Ltd.	105,100	477
	Kurimoto Ltd.	37,000	474
^	Optorun Co. Ltd.	27,000	473
*	Sanden Holdings Corp.	63,100	473
	Mitsui Matsushima Holdings Co. Ltd.	37,300	471
	Nissin Corp.	29,100	469
	Godo Steel Ltd.	28,700	468
	Chori Co. Ltd.	32,100	468
	Tatsuta Electric Wire and Cable Co. Ltd.	100,900	466
	Zuken Inc.	35,100	466
	Shibusawa Warehouse Co. Ltd.	33,509	466
	Wellnet Corp.	51,500	465
	Ateam Inc.	28,900	465
	Matsuda Sangyo Co. Ltd.	35,300	464
	Aeon Fantasy Co. Ltd.	19,400	463
	CHIMNEY Co. Ltd.	20,000	463
	MTI Ltd.	79,400	461
^	RS Technologies Co. Ltd.	18,100	460
	Alpha Systems Inc.	19,600	459
	Kyodo Printing Co. Ltd.	21,400	457
	Japan Cash Machine Co. Ltd.	49,900	454
	Gurunavi Inc.	67,600	454
	Maezawa Kyuso Industries Co. Ltd.	27,300	453
^	Meiko Network Japan Co. Ltd.	51,963	453
	Towa Corp.	71,165	453
*,^	Pioneer Corp.	752,213	450
	en-japan Inc.	11,900	448
	K&O Energy Group Inc.	33,700	447

	Sinanen Holdings Co. Ltd.	21,900	445
	Mitsubishi Paper Mills Ltd.	85,600	445
	Weathernews Inc.	16,700	444
*,^	Toyo Engineering Corp.	68,235	443
	Mimasu Semiconductor Industry Co. Ltd.	34,400	442
	Nichiden Corp.	30,600	441
	Taisei Lamick Co. Ltd.	17,100	439
	Chiba Kogyo Bank Ltd.	137,500	439
^	Rorze Corp.	29,000	436
	Misawa Homes Co. Ltd.	63,000	433
	Sanei Architecture Planning Co. Ltd.	28,400	430
	Hisaka Works Ltd.	56,300	430
	Hochiki Corp.	43,900	427
	T RAD Co. Ltd.	20,300	426
^	Hito Communications Inc.	30,566	426
	Cybozu Inc.	72,000	425
	Hokkan Holdings Ltd.	28,400	424
	CMIC Holdings Co. Ltd.	28,000	418
	Organo Corp.	17,800	418
*,^	Nisso Corp.	22,000	418
	Kita-Nippon Bank Ltd.	21,800	416
	Atsugi Co. Ltd.	46,500	416
^	Toho Co. Ltd.	21,800	414
	Aichi Corp.	75,100	414
	Nippon Beet Sugar Manufacturing Co. Ltd.	25,700	409
	Shimizu Bank Ltd.	28,500	407
	Taiho Kogyo Co. Ltd.	45,200	406
	Pronexus Inc.	44,535	406
	SWCC Showa Holdings Co. Ltd.	69,800	405
	Tokyo Energy & Systems Inc.	46,600	404
	Sankyo Seiko Co. Ltd.	109,597	403
	Ohara Inc.	26,588	402
*	KNT-CT Holdings Co. Ltd.	35,200	398
	Ryoden Corp.	31,700	398
*	Shin Nippon Biomedical Laboratories Ltd.	59,700	397
	Halows Co. Ltd.	20,400	394
	Hokkaido Gas Co. Ltd.	29,000	394
	NEC Capital Solutions Ltd.	26,400	391
	Hakuto Co. Ltd.	36,000	383
	JP-Holdings Inc.	147,200	379
	Yahagi Construction Co. Ltd.	60,200	379
	Fujikura Kasei Co. Ltd.	73,200	378
	Tv Tokyo Holdings Corp.	17,800	377
	Mito Securities Co. Ltd.	151,400	375
*	Kojima Co. Ltd.	70,600	375
	Yomiuri Land Co. Ltd.	10,800	375
	Sanoh Industrial Co. Ltd.	68,600	375
	Corona Corp. Class A	40,100	374
*,^	Nippon Sharyo Ltd.	16,600	374
	PC Depot Corp.	90,940	370
	Gun-Ei Chemical Industry Co. Ltd.	15,300	369
	GCA Corp.	55,400	368
	Daisyo Corp.	26,500	367
	Tsutsumi Jewelry Co. Ltd.	21,900	362
	Parco Co. Ltd.	37,500	357
	Nihon Yamamura Glass Co. Ltd.	26,100	354
	Showa Aircraft Industry Co. Ltd.	29,000	350

	Tomoku Co. Ltd.	23,700	348
	Artnature Inc.	61,300	346
	Tosho Printing Co. Ltd.	39,500	345
	Takaoka Toko Co. Ltd.	25,300	344
	Srg Takamiya Co. Ltd.	55,500	344
	Yushiro Chemical Industry Co. Ltd.	31,800	343
*,^	Medical Data Vision Co. Ltd.	38,000	339
	Linical Co. Ltd.	25,800	332
	Chuetsu Pulp & Paper Co. Ltd.	27,300	330
	Wowow Inc.	12,600	328
	Hodogaya Chemical Co. Ltd.	17,000	325
*,^	Akebono Brake Industry Co. Ltd.	212,165	323
	Elematec Corp.	19,400	320
	SMK Corp.	13,700	318
	Seika Corp.	23,600	316
^	COOKPAD Inc.	108,500	305
	AOI Electronics Co. Ltd.	12,970	305
	Honeys Holdings Co. Ltd.	35,290	304
	Kitano Construction Corp.	10,400	304
^	Tateru Inc.	107,200	303
	Nippon Coke & Engineering Co. Ltd.	339,100	303
	Chuo Spring Co. Ltd.	11,200	298
	Okura Industrial Co. Ltd.	18,200	296
	Chugai Ro Co. Ltd.	15,800	295
*,^	Tokyo Base Co. Ltd.	38,100	295
	Fields Corp.	42,100	295
	Fuji Oil Co. Ltd.	103,500	291
	Rhythm Watch Co. Ltd.	18,300	286
	Zuiko Corp.	12,400	271
	Toyo Securities Co. Ltd.	170,000	267
	Toa Oil Co. Ltd.	17,500	265
	Tokyo Rope Manufacturing Co. Ltd.	29,200	261
*	Gunosy Inc.	11,700	259
	Maezawa Kasei Industries Co. Ltd.	27,600	257
	Tokyo Rakutenchi Co. Ltd.	5,600	235
	Fujitsu Frontech Ltd.	25,500	234
	Shimojima Co. Ltd.	23,800	233
*	SBS Holdings Inc.	15,200	223
	Gecoss Corp.	24,000	223
	Fukui Computer Holdings Inc.	14,800	222
	Toli Corp.	96,701	218
	Tokyo Electron Device Ltd.	13,300	216
	CAC Holdings Corp.	25,100	213
*,^	Funai Electric Co. Ltd.	38,600	208
	Inaba Seisakusho Co. Ltd.	18,300	207
	Daikoku Denki Co. Ltd.	15,100	206
	Takihyo Co. Ltd.	12,700	205
	Airport Facilities Co. Ltd.	41,200	203
	Cleanup Corp.	37,600	202
^	Dai-ichi Seiko Co. Ltd.	16,300	184
	Paris Miki Holdings Inc.	49,200	181
	Right On Co. Ltd.	23,900	180
	Toyo Denki Seizo KK	14,600	178
	Toda Kogyo Corp.	8,300	171
	Sumitomo Precision Products Co. Ltd.	6,100	164
*	FDK Corp.	16,715	160
*	Japan Elevator Service Holdings Co. Ltd.	9,800	158

*	Laox Co. Ltd.	63,900	157
	Nakayama Steel Works Ltd.	33,600	156
	Nippon Chemiphar Co. Ltd.	5,000	150
*	Kinki Sharyo Co. Ltd.	7,400	135
*	Senshukai Co. Ltd.	56,400	130
	Kamakura Shinsho Ltd.	8,700	113
*	ZIGExN Co. Ltd.	20,100	106
	Riso Kyoiku Co. Ltd.	23,700	97
*	Taki Chemical Co. Ltd.	1,200	58
*	eGuarantee Inc.	4,600	45
*	Daishi Hokuetsu Financial Group Inc.	1,310	38
	COMSYS Holdings Corp.	1,347	35
*	Argo Graphics Inc.	400	14
			1,009,553
Kuwait (0.1%)
*	Warba Bank KSCP	2,344,442	1,701
*	National Industries Group Holding SAK	2,854,531	1,574
*	Kuwait International Bank KSCP	1,450,399	1,387
*	Integrated Holding Co. KCSC	474,281	1,173
*	Alimtiaz Investment Group KSC	2,003,758	866
*	Mezzan Holding Co. KSCC	321,042	479
			7,180
Malaysia (0.8%)
	Top Glove Corp. Bhd.	5,081,816	5,995
	QL Resources Bhd.	2,216,562	3,663
	Genting Plantations Bhd.	1,088,473	2,716
	Bursa Malaysia Bhd.	1,517,254	2,709
	Fraser & Neave Holdings Bhd.	312,200	2,595
	Inari Amertron Bhd.	6,649,800	2,451
	SP Setia Bhd Group	3,560,700	2,240
	Sunway REIT	5,161,200	2,208
	IGB REIT	4,762,300	2,070
	Kossan Rubber Industries Bhd.	2,007,400	1,864
2	Lotte Chemical Titan Holding Bhd.	1,598,000	1,650
	TIME dotCom Bhd.	833,800	1,646
	My EG Services Bhd.	6,566,600	1,611
	Malakoff Corp. Bhd.	7,644,200	1,554
	Sunway Bhd.	3,845,088	1,523
	Serba Dinamik Holdings Bhd.	1,630,500	1,480
	Malaysia Building Society Bhd.	5,687,800	1,386
	Yinson Holdings Bhd.	1,276,400	1,280
	Berjaya Sports Toto Bhd.	2,224,500	1,229
	Malaysian Resources Corp. Bhd.	6,742,638	1,123
	Cahya Mata Sarawak Bhd.	1,447,600	1,088
	Scientex Bhd.	497,300	1,070
	DRB-Hicom Bhd.	2,495,527	991
	Bermaz Auto Bhd.	1,835,440	983
	Padini Holdings Bhd.	1,067,300	967
	Supermax Corp. Bhd.	2,547,900	946
	Pavilion REIT	2,150,300	911
	Muhibbah Engineering M Bhd.	1,045,400	727
*	Berjaya Corp. Bhd.	10,778,092	725
	VS Industry Bhd.	3,422,175	679
	Unisem M Bhd.	897,240	668
	WCT Holdings Bhd.	3,199,139	633
*	Eco World Development Group Bhd.	2,700,000	608

*	Eastern & Oriental Bhd.	2,229,857	589
*	Lafarge Malaysia Bhd.	1,081,100	495
*	Velesto Energy Bhd.	10,352,980	483
	Pos Malaysia Bhd.	980,600	463
	Sunway Construction Group Bhd.	1,163,740	444
*	AirAsia X Bhd.	5,583,950	396
	Datasonic Group Bhd.	1,080,500	119
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	42
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	28
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	26
	Malaysia Marine and Heavy Engineering Holdings Bhd.	131,600	21
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	13
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	8
	Syarikat Takaful Malaysia Keluarga Bhd.	6,600	7
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	6
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	5
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	5
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	1
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	1
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	—
*,§	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	—
			57,141
Mexico (0.5%)
	PLA Administradora Industrial S de RL de CV	2,482,063	3,541
2	Macquarie Mexico Real Estate Management SA de CV	2,446,551	2,686
	Bolsa Mexicana de Valores SAB de CV	1,289,705	2,578
	Gentera SAB de CV	3,432,100	2,504
	Corp Inmobiliaria Vesta SAB de CV	1,751,100	2,452
	Prologis Property Mexico SA de CV	1,059,543	1,842
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,147,208	1,603
*	Genomma Lab Internacional SAB de CV Class B	2,231,652	1,548
	Qualitas Controladora SAB de CV	528,276	1,291
*	La Comer SAB de CV	1,247,840	1,283
	Grupo Herdez SAB de CV	574,883	1,255
*	Hoteles City Express SAB de CV	1,064,401	1,254
*	Grupo Aeromexico SAB de CV	942,700	1,199
2	Concentradora Fibra Hotelera Mexicana SA de CV	1,831,066	945
	Credito Real SAB de CV SOFOM ER	691,668	713
	Unifin Financiera SAB de CV SOFOM ENR	316,341	705
	Grupo Cementos de Chihuahua SAB de CV	120,200	660
*	Grupo GICSA SAB de CV	1,768,173	604
*	Axtel SAB de CV	3,674,651	573
	Consorcio ARA SAB de CV	2,042,743	535
	Grupo Rotoplas SAB de CV	437,093	467
	TV Azteca SAB de CV	1,778,595	200
*,2	Elementia SAB de CV	267,237	172
			30,610
Netherlands (1.8%)
*,^	Galapagos NV	137,385	14,136
	IMCD NV	153,092	11,173
	SBM Offshore NV	519,064	8,568
*,2	Takeaway.com NV	96,612	6,128
	TKH Group NV	121,718	5,879
*	BE Semiconductor Industries NV	218,890	5,677
	ASM International NV	115,856	5,612
*	VEON Ltd.	2,038,096	5,175

	Corbion NV	171,531	4,858
	Eurocommercial Properties NV	140,579	4,555
	APERAM SA	145,680	4,447
^	Wereldhave NV	121,259	3,886
2	Intertrust NV	228,772	3,717
^	Sligro Food Group NV	98,232	3,706
	PostNL NV	1,324,555	3,422
	AMG Advanced Metallurgical Group NV	91,181	3,296
*	TomTom NV	354,414	3,173
*,2	Basic-Fit NV	100,402	3,072
	Koninklijke BAM Groep NV	779,873	2,788
^	Arcadis NV	214,033	2,779
*,^	Fugro NV	241,844	2,667
2	Flow Traders	80,246	2,480
	NSI NV	54,161	2,282
	Vastned Retail NV	54,969	2,143
^	Wessanen	160,143	1,640
	Accell Group NV	74,412	1,636
	Koninklijke Volkerwessels NV	74,350	1,276
2	NIBC Holding NV	120,672	1,198
2	B&S Group Sarl	79,075	1,174
	ForFarmers NV	103,248	1,004
	Brunel International NV	53,568	747
*,§	SRH NV	96,364	—
			124,294
New Zealand (0.8%)
	Trade Me Group Ltd.	1,167,999	5,124
	Mainfreight Ltd.	234,746	5,115
	Z Energy Ltd.	1,065,134	4,423
	Chorus Ltd.	1,280,152	4,346
	EBOS Group Ltd.	256,797	3,850
	Goodman Property Trust	3,059,322	3,375
	Infratil Ltd.	1,174,475	3,063
	Summerset Group Holdings Ltd.	663,587	2,807
	Genesis Energy Ltd.	1,508,705	2,780
	Precinct Properties New Zealand Ltd.	2,483,461	2,569
	Freightways Ltd.	455,085	2,386
	Argosy Property Ltd.	2,458,397	2,032
	Metlifecare Ltd.	538,682	1,928
*	Synlait Milk Ltd.	297,917	1,905
*	Restaurant Brands New Zealand Ltd.	309,486	1,831
	Vector Ltd.	686,900	1,631
	Vital Healthcare Property Trust	1,108,799	1,611
	SKY Network Television Ltd.	1,131,828	1,480
	Tourism Holdings Ltd.	338,710	1,144
*	Heartland Group Holdings Ltd.	1,100,185	1,049
	Kathmandu Holdings Ltd.	501,826	829
	New Zealand Refining Co. Ltd.	485,574	783
*	TOWER Ltd.	1,029,891	520
			56,581
Norway (1.7%)
	Storebrand ASA	1,368,293	10,486
	TGS NOPEC Geophysical Co. ASA	302,366	8,964
	Tomra Systems ASA	321,895	8,363
	Salmar ASA	151,085	7,911
	Bakkafrost P/F	117,700	6,119

	Leroy Seafood Group ASA	752,537	6,018
	SpareBank 1 SR-Bank ASA	524,792	5,682
2	Entra ASA	323,069	4,682
	SpareBank 1 SMN	397,442	4,085
*	Norwegian Finans Holding ASA	470,298	3,870
	DNO ASA	1,857,271	3,572
	Veidekke ASA	318,243	3,475
	Austevoll Seafood ASA	260,923	3,332
	Atea ASA	238,434	3,295
	Kongsberg Gruppen ASA	230,283	3,210
*	Borr Drilling Ltd.	1,154,005	2,956
	Borregaard ASA	304,955	2,710
*,2	Aker Solutions ASA	436,054	2,380
2	Sbanken ASA	249,674	2,267
	Grieg Seafood ASA	165,399	2,137
*,2	Elkem ASA	726,398	2,112
*	Petroleum Geo-Services ASA	926,328	2,090
2	Evry AS	519,008	1,899
*	Nordic Semiconductor ASA	418,615	1,458
	Norway Royal Salmon ASA	48,200	1,164
*	Wallenius Wilhelmsen ASA	278,592	990
	Ocean Yield ASA	130,440	938
^,2	XXL ASA	269,017	903
	Stolt-Nielsen Ltd.	71,517	863
	Sparebank 1 Oestlandet	73,061	734
*,2	BW LPG Ltd.	206,537	635
*	Akastor ASA	393,368	602
*,^	Norwegian Air Shuttle ASA	36,980	565
*	Otello Corp. ASA	303,648	510
	Hoegh LNG Holdings Ltd.	104,785	483
			111,460
Pakistan (0.3%)
	Engro Corp. Ltd.	921,021	2,237
	MCB Bank Ltd.	1,412,400	2,126
	Lucky Cement Ltd.	576,466	1,957
	Hub Power Co. Ltd.	2,314,200	1,562
	Pakistan State Oil Co. Ltd.	816,018	1,454
	Bank Alfalah Ltd.	3,789,050	1,344
	Pakistan Oilfields Ltd.	371,380	1,272
	United Bank Ltd.	1,110,400	1,229
	Engro Fertilizers Ltd.	1,805,430	992
*	SUI Northern Gas Pipeline	1,314,700	807
	Nishat Mills Ltd.	717,026	740
	DG Khan Cement Co. Ltd.	944,886	585
	Searle Co. Ltd.	292,503	556
	Kot Addu Power Co. Ltd.	1,310,608	479
*	SUI Southern Gas Co. Ltd.	2,597,500	478
	Millat Tractors Ltd.	74,330	476
	Fauji Cement Co. Ltd.	1,937,807	296
	Fauji Fertilizer Bin Qasim Ltd.	667,500	199
	Thal Ltd.	41,550	130
	Pakistan Telecommunication Co. Ltd.	810,500	60
			18,979
Philippines (0.3%)
	Security Bank Corp.	1,359,469	4,677
	Robinsons Land Corp.	5,977,697	2,530

*	Puregold Price Club Inc.	2,861,020	2,500
	Robinsons Retail Holdings Inc.	1,396,980	2,358
	Pilipinas Shell Petroleum Corp.	2,281,910	2,105
	Manila Water Co. Inc.	3,304,885	1,746
	First Gen Corp.	3,252,130	1,276
	D&L Industries Inc.	5,811,700	1,265
	Vista Land & Lifescapes Inc.	10,780,000	1,209
	Cebu Air Inc.	554,900	937
	Century Pacific Food Inc.	2,700,500	825
	Filinvest Land Inc.	26,108,400	747
	Nickel Asia Corp.	9,528,874	449
*,2	CEMEX Holdings Philippines Inc.	5,055,000	259
*	DoubleDragon Properties Corp.	394,490	155
			23,038
Poland (0.7%)
*	Bank Millennium SA	1,799,016	4,273
*	Alior Bank SA	270,504	4,190
	CCC SA	83,951	4,042
*	Orange Polska SA	1,977,686	2,978
	Asseco Poland SA	225,744	2,913
*	Jastrzebska Spolka Weglowa SA	154,570	2,842
	KRUK SA	50,446	2,272
*	AmRest Holdings SE	211,316	2,237
	Kernel Holding SA	151,861	2,089
2	PLAY Communications SA	319,676	1,961
*	Tauron Polska Energia SA	2,993,986	1,915
*	Enea SA	646,528	1,866
	Bank Handlowy w Warszawie SA	98,704	1,835
*	Energa SA	643,735	1,759
	Eurocash SA	236,614	1,280
^	Grupa Azoty SA	126,138	1,257
	Ciech SA	69,830	986
	Budimex SA	31,000	901
*	PKP Cargo SA	80,279	886
	Warsaw Stock Exchange	72,550	781
*	Lubelski Wegiel Bogdanka SA	31,719	479
	Neuca SA	4,412	301
*	Boryszew SA	216,015	273
*,§	getBACK SA	103,234	104
			44,420
Portugal (0.4%)
*	Banco Comercial Portugues SA	22,907,231	6,316
	NOS SGPS SA	649,208	4,211
	Navigator Co. SA	748,263	3,661
	REN - Redes Energeticas Nacionais SGPS SA	1,098,538	3,300
	Sonae SGPS SA	2,890,949	3,016
	CTT-Correios de Portugal SA	474,908	1,710
	Altri SGPS SA	201,904	1,671
	Semapa-Sociedade de Investimento e Gestao	62,160	1,086
	Corticeira Amorim SGPS SA	90,271	1,005
*	Mota-Engil SGPS SA	241,392	534
			26,510
Qatar (0.0%)
	Gulf Warehousing Co.	82,958	971
	Medicare Group	40,280	729

*	Salam International Investment Ltd. QSC	173,434	238
			1,938
Russia (0.1%)
*	M.Video PJSC	209,880	1,287
2	Detsky Mir PJSC	605,280	842
*	Raspadskaya OJSC	374,580	780
*	Mechel PJSC	613,690	769
	Mechel PJSC Preference Shares	264,550	432
	ENEL RUSSIA PJSC	21,416,000	363
	TGC-1 PJSC	1,936,700,000	272
	OGK-2 PJSC	42,539,850	221
			4,966
Singapore (1.5%)
	Mapletree Commercial Trust	5,603,304	7,331
	Mapletree Logistics Trust	6,995,582	7,129
	Mapletree North Asia Commercial Trust	6,143,512	5,842
	Mapletree Industrial Trust	3,903,200	5,809
	Keppel REIT	5,767,247	5,058
	NetLink NBN Trust	8,643,700	5,043
	Frasers Logistics & Industrial Trust	4,418,480	3,554
	Manulife US REIT	3,480,448	2,959
	Ascott Residence Trust	3,307,565	2,928
	CDL Hospitality Trusts	2,325,363	2,887
	Frasers Centrepoint Trust	1,664,810	2,833
	Keppel DC REIT	2,559,808	2,738
	Parkway Life REIT	1,216,081	2,592
	Bukit Sembawang Estates Ltd.	617,500	2,581
	ESR-REIT	6,437,646	2,515
	Keppel Infrastructure Trust	6,122,300	2,320
	Starhill Global REIT	4,292,108	2,280
	United Engineers Ltd.	1,201,744	2,278
	Raffles Medical Group Ltd.	2,723,684	2,250
	Frasers Commercial Trust	1,988,513	2,201
	First Resources Ltd.	1,636,129	2,080
	Ascendas India Trust	2,521,500	2,024
	CapitaLand Retail China Trust	1,793,760	1,999
	Cache Logistics Trust	3,055,304	1,657
	OUE Hospitality Trust	3,008,466	1,644
	AIMS AMP Capital Industrial REIT	1,542,300	1,583
	Ascendas Hospitality Trust	2,243,400	1,418
	Far East Hospitality Trust	2,452,800	1,212
	First REIT	1,466,000	1,189
	SPH REIT	1,554,500	1,188
	Frasers Hospitality Trust	2,071,700	1,131
	GuocoLand Ltd.	765,600	1,042
	Sheng Siong Group Ltd.	1,183,400	977
	Soilbuild Business Space REIT	2,165,600	973
	Lippo Malls Indonesia Retail Trust	5,368,400	958
	Accordia Golf Trust	2,148,316	879
	Sabana Shari’ah Compliant Industrial REIT	2,803,400	867
	OUE Ltd.	720,800	821
	Silverlake Axis Ltd.	2,260,429	815
	Yoma Strategic Holdings Ltd.	3,126,219	791
	Boustead Singapore Ltd.	921,900	541
	Bumitama Agri Ltd.	773,600	397
	Fortune REIT (Singapore Shares)	276,589	337

	Asian Pay Television Trust	3,454,000	337
*,§	Hyflux Ltd.	1,145,286	179
*,§	Noble Group Ltd.	1,804,400	109
*,^,§	China Fishery Group Ltd.	1,088,512	61
*,^,§	Ezra Holdings Ltd.	4,500,399	37
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	—
§	China Hongxing Sports Ltd.	831,000	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			100,374
South Africa (0.5%)
	SA Corporate Real Estate Ltd.	9,391,022	2,688
	Advtech Ltd.	1,836,395	2,065
*	PPC Ltd.	4,777,485	2,000
*	Sun International Ltd.	415,102	1,836
	Emira Property Fund Ltd.	1,362,609	1,628
	Wilson Bayly Holmes-Ovcon Ltd.	141,805	1,492
	Equites Property Fund Ltd.	962,067	1,486
	Astral Foods Ltd.	118,400	1,449
	Cashbuild Ltd.	61,443	1,284
*	DataTec Ltd.	570,528	1,253
	EPP NV	882,422	1,237
	Hosken Consolidated Investments Ltd.	140,461	1,230
	Adcock Ingram Holdings Ltd.	204,117	975
	Arrowhead Properties Ltd.	2,715,661	933
	Hudaco Industries Ltd.	81,387	891
	Zeder Investments Ltd.	2,618,908	889
	City Lodge Hotels Ltd.	91,614	841
	Mpact Ltd.	497,597	804
*	Long4Life Ltd.	2,362,116	801
	Allied Electronics Corp. Ltd.	589,491	781
*	Grindrod Ltd.	1,283,661	741
	Metair Investments Ltd.	520,139	736
*	Steinhoff International Holdings NV	5,759,085	722
	Alexander Forbes Group Holdings Ltd.	2,012,216	705
*	EOH Holdings Ltd.	350,795	701
	Peregrine Holdings Ltd.	481,689	664
	Murray & Roberts Holdings Ltd.	605,459	653
*	Blue Label Telecoms Ltd.	1,726,977	581
	Raubex Group Ltd.	405,656	570
	Clover Industries Ltd.	375,387	560
	Lewis Group Ltd.	208,336	516
	Alviva Holdings Ltd.	333,424	439
	Merafe Resources Ltd.	4,045,197	427
	Delta Property Fund Ltd.	1,269,986	410
*	Ascendis Health Ltd.	734,235	303
	Rebosis Property Fund Ltd.	1,322,559	277
*,^	Stadio Holdings Ltd.	842,013	254
*	Grindrod Shipping Holdings Ltd.	31,916	212
^	DRDGOLD Ltd.	859,347	197
*	ArcelorMittal South Africa Ltd.	93,659	23
*	Royal Bafokeng Platinum Ltd.	3,173	7
			36,261
South Korea (5.1%)
*,^	ViroMed Co. Ltd.	39,954	9,980
*,^	HLB Inc.	104,002	7,051
	Fila Korea Ltd.	154,100	6,622

	Medy-Tox Inc.	12,088	5,662
^	Hyundai Elevator Co. Ltd.	47,316	4,757
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	140,135	4,688
	LG Innotek Co. Ltd.	41,753	3,687
	Meritz Securities Co. Ltd.	849,915	3,512
*	Hanall Biopharma Co. Ltd.	109,079	3,438
*,^	Hyundai Rotem Co. Ltd.	141,864	3,397
	Meritz Fire & Marine Insurance Co. Ltd.	165,225	3,299
^	POSCO Chemtech Co. Ltd.	60,767	3,263
*	Pearl Abyss Corp.	17,893	3,108
	Com2uSCorp	29,385	3,031
*,^	Celltrion Pharm Inc.	51,474	2,926
*,^	Hyundai Merchant Marine Co. Ltd.	809,248	2,917
^	Kolon Industries Inc.	53,754	2,875
*,^	Ananti Inc.	121,831	2,813
	Youngone Corp.	89,526	2,790
^	KIWOOM Securities Co. Ltd.	34,711	2,701
^	Kolmar Korea Co. Ltd.	44,169	2,680
2	Orange Life Insurance Ltd.	98,797	2,667
	Koh Young Technology Inc.	35,447	2,620
*,^	Pharmicell Co. Ltd.	158,660	2,536
*	Genexine Co. Ltd.	37,460	2,421
*	Pan Ocean Co. Ltd.	566,318	2,316
^	Cosmax Inc.	20,063	2,279
	Daewoong Pharmaceutical Co. Ltd.	13,052	2,278
	JB Financial Group Co. Ltd.	406,899	2,277
	Korean Reinsurance Co.	279,947	2,262
	Seoul Semiconductor Co. Ltd.	104,153	2,230
^	Hanjin Kal Corp.	88,955	2,219
	Bukwang Pharmaceutical Co. Ltd.	103,689	2,177
	LS Industrial Systems Co. Ltd.	45,849	2,169
*	SM Entertainment Co. Ltd.	50,029	2,168
^	Innocean Worldwide Inc.	33,711	2,134
	Doosan Bobcat Inc.	71,127	2,127
*,^	JYP Entertainment Corp.	79,831	2,069
^	Green Cross Corp.	16,401	2,030
	Douzone Bizon Co. Ltd.	54,035	2,008
^	SFA Engineering Corp.	54,200	2,000
*	Hugel Inc.	6,606	1,989
	SK Materials Co. Ltd.	14,140	1,984
	Chong Kun Dang Pharmaceutical Corp.	20,504	1,961
^	Hansol Chemical Co. Ltd.	25,582	1,955
*,^	Komipharm International Co. Ltd.	94,306	1,940
	Taekwang Industrial Co. Ltd.	1,564	1,910
*	Kumho Tire Co. Inc.	416,878	1,908
	Hyundai Greenfood Co. Ltd.	153,064	1,894
^	WONIK IPS Co. Ltd.	86,240	1,785
	Iljin Materials Co. Ltd.	47,865	1,755
*	Amicogen Inc.	51,627	1,753
^	Ssangyong Cement Industrial Co. Ltd.	292,525	1,748
*	CrystalGenomics Inc.	106,483	1,719
	LOTTE Himart Co. Ltd.	37,711	1,717
	Green Cross Holdings Corp.	78,739	1,696
*	Cafe24 Corp.	16,847	1,685
	SK Chemicals Co. Ltd.	27,092	1,673
	Hyundai Home Shopping Network Corp.	18,000	1,667
*,^	Esmo Corp.	261,894	1,657

	Poongsan Corp.	59,317	1,634
	Hyosung Corp.	25,632	1,619
	Daeduck Electronics Co.	173,833	1,606
	Daishin Securities Co. Ltd.	153,235	1,603
^	Hana Tour Service Inc.	24,769	1,581
	GS Home Shopping Inc.	9,193	1,569
*,^	Yungjin Pharmaceutical Co. Ltd.	265,747	1,555
*	Enzychem Lifesciences Corp.	17,929	1,555
*	Osstem Implant Co. Ltd.	30,429	1,524
*,^	Sangsangin Co. Ltd.	96,496	1,522
^	CJ CGV Co. Ltd.	39,492	1,519
*,^	Ecopro Co. Ltd.	51,598	1,518
*,^	Naturecell Co. Ltd.	120,929	1,495
*	Medipost Co. Ltd.	20,898	1,485
*,^	HLB Life Science CO Ltd.	101,502	1,462
	Taeyoung Engineering & Construction Co. Ltd.	119,021	1,432
*,^	Studio Dragon Corp.	17,486	1,429
	Daesang Corp.	62,665	1,422
	JW Pharmaceutical Corp.	38,291	1,397
	Handsome Co. Ltd.	41,470	1,378
^	Shinsegae International Inc.	7,014	1,368
*,^	Telcon RF Pharmaceutical Inc.	183,988	1,356
	Huchems Fine Chemical Corp.	65,255	1,352
*,^	G-treeBNT Co. Ltd.	58,046	1,344
*,^	Kolon Life Science Inc.	20,849	1,339
	Korea Petrochemical Ind Co. Ltd.	8,703	1,331
	DoubleUGames Co. Ltd.	26,236	1,323
	Dongkuk Steel Mill Co. Ltd.	175,555	1,314
*,^	Inscobee Inc.	254,033	1,296
^	Grand Korea Leisure Co. Ltd.	55,891	1,295
^	L&F Co. Ltd.	41,921	1,294
	SKCKOLONPI Inc.	40,949	1,280
	LF Corp.	56,636	1,260
^	Dentium Co. Ltd.	19,106	1,259
^	Feelux Co. Ltd.	117,538	1,258
	LEENO Industrial Inc.	27,923	1,258
	DB HiTek Co. Ltd.	107,587	1,254
	Dong-A ST Co. Ltd.	13,663	1,243
*,^	iNtRON Biotechnology Inc.	70,652	1,236
	Daou Technology Inc.	64,779	1,236
	LG International Corp.	79,006	1,230
^	Hanjin Transportation Co. Ltd.	33,938	1,229
	Samyang Holdings Corp.	16,130	1,209
*	Asiana Airlines Inc.	305,374	1,200
	LG Hausys Ltd.	18,922	1,192
*	Ilyang Pharmaceutical Co. Ltd.	45,140	1,190
^	YG Entertainment Inc.	29,882	1,173
^	Samwha Capacitor Co. Ltd.	19,565	1,157
	Soulbrain Co. Ltd.	24,593	1,127
^	IS Dongseo Co. Ltd.	41,286	1,125
*	CMG Pharmaceutical Co. Ltd.	258,043	1,104
	Jeil Pharma Holdings Inc.	46,503	1,096
	Korea Real Estate Investment & Trust Co. Ltd.	460,530	1,096
	Tongyang Inc.	588,235	1,071
*,^	Foosung Co. Ltd.	143,190	1,068
*	Hyosung Advanced Materials Corp.	10,322	1,066
	Daewoong Co. Ltd.	63,006	1,041

	Eo Technics Co. Ltd.	22,673	1,041
	Modetour Network Inc.	46,713	1,041
	SK Discovery Co. Ltd.	39,479	1,030
	Hanwha General Insurance Co. Ltd.	207,681	1,014
	Huons Co. Ltd.	16,485	1,008
*	GemVax & Kael Co. Ltd.	88,653	1,001
*	BH Co. Ltd.	63,949	991
*	Hyundai Electric & Energy System Co. Ltd.	39,467	989
	Binggrae Co. Ltd.	15,989	986
	Lock&Lock Co. Ltd.	53,343	959
^	LIG Nex1 Co. Ltd.	31,143	954
^	Jeil Pharmaceutical Co. Ltd.	23,443	953
	Orion Holdings Corp.	56,018	953
^	Mirae Asset Life Insurance Co. Ltd.	217,073	949
^	Songwon Industrial Co. Ltd.	47,461	943
	Young Poong Corp.	1,362	940
^	Hankook Tire Worldwide Co. Ltd.	64,353	931
	Partron Co. Ltd.	113,755	928
^	Dawonsys Co. Ltd.	63,651	903
*,^	Webzen Inc.	49,063	891
	NICE Information Service Co. Ltd.	94,814	877
*	Korea Line Corp.	40,235	872
	Kumho Industrial Co. Ltd.	74,010	871
	Hansae Co. Ltd.	47,214	870
	KEPCO Engineering & Construction Co. Inc.	36,851	869
	WeMade Entertainment Co. Ltd.	25,282	867
	Meritz Financial Group Inc.	77,687	864
	NICE Holdings Co. Ltd.	53,170	856
	Dongwon F&B Co. Ltd.	3,510	853
^	Youngone Holdings Co. Ltd.	15,181	843
^	Namhae Chemical Corp.	66,449	843
	Silicon Works Co. Ltd.	24,121	839
^	Halla Holdings Corp.	21,228	835
	Nexen Tire Corp.	93,637	830
*,^	DIO Corp.	34,845	826
	CJ Hello Co. Ltd.	88,531	819
*	Seegene Inc.	47,613	813
^	Posco ICT Co. Ltd.	155,472	806
	Dong-A Socio Holdings Co. Ltd.	8,488	803
*	Hyosung Chemical Corp.	6,277	799
^	Ahnlab Inc.	17,454	790
	SL Corp.	43,420	789
	Korea Electric Terminal Co. Ltd.	20,550	779
	SK Gas Ltd.	10,469	776
	Hanil Cement Co. Ltd.	6,050	776
	Dongwon Industries Co. Ltd.	3,638	772
*,^	Peptron Inc.	36,652	766
*	Binex Co. Ltd.	73,522	765
*,^	Hyosung Heavy Industries Corp.	18,519	757
^	Advanced Process Systems Corp.	31,150	755
	Hansol Paper Co. Ltd.	48,477	750
*	Innox Advanced Materials Co. Ltd.	17,137	746
	Shinyoung Securities Co. Ltd.	13,899	743
*	Yuanta Securities Korea Co. Ltd.	239,036	739
	HS Industries Co. Ltd.	128,479	730
^	Aekyung Industrial Co. Ltd.	20,139	727
	Maeil Dairies Co. Ltd.	10,391	718

	Lotte Confectionery Co. Ltd.	4,570	718
^	Caregen Co. Ltd.	11,368	717
	Sebang Global Battery Co. Ltd.	21,291	717
	Dae Hwa Pharmaceutical Co. Ltd.	37,281	708
	Green Cross Cell Corp.	15,542	706
*,^	SK Securities Co. Ltd.	1,050,409	704
	AK Holdings Inc.	15,283	702
^	S&T Motiv Co. Ltd.	22,506	690
*	Gamevil Inc.	13,754	689
^	InBody Co. Ltd.	32,804	688
	Namyang Dairy Products Co. Ltd.	1,192	677
^	Kolmar Korea Holdings Co. Ltd.	24,162	675
*,^	Taihan Electric Wire Co. Ltd.	662,752	670
*,^	Naturalendo Tech Co. Ltd.	51,526	669
^	SPC Samlip Co. Ltd.	6,312	665
	F&F Co. Ltd.	17,206	659
*	ATGen Co. Ltd.	56,792	654
	DongKook Pharmaceutical Co. Ltd.	12,892	653
	Dongjin Semichem Co. Ltd.	82,217	646
	Hyundai Corp.	22,457	642
	Vieworks Co. Ltd.	20,639	638
	Kwang Dong Pharmaceutical Co. Ltd.	95,611	631
^	JW Holdings Corp.	95,790	619
	Seah Besteel Corp.	38,671	618
	i-SENS Inc.	27,244	614
	Jusung Engineering Co. Ltd.	103,476	612
^	Sung Kwang Bend Co. Ltd.	56,731	612
^	Huons Global Co. Ltd.	16,346	611
	Samchully Co. Ltd.	6,757	611
	Kolon Corp.	19,514	587
	KISWIRE Ltd.	25,487	585
*	Hanwha Investment & Securities Co. Ltd.	267,611	584
*,^	Duk San Neolux Co. Ltd.	37,099	573
*,^	Able C&C Co. Ltd.	52,754	568
	Samyang Corp.	10,449	568
	Lotte Food Co. Ltd.	983	565
*	Seobu T&D	72,783	565
	Lutronic Corp.	65,728	560
	Korea Asset In Trust Co. Ltd.	139,459	557
	TK Corp.	47,771	545
	Chongkundang Holdings Corp.	9,430	543
^	NEPES Corp.	49,215	537
*	Insun ENT Co. Ltd.	86,866	530
^	Hankook Shell Oil Co. Ltd.	1,764	525
	Kyobo Securities Co. Ltd.	58,597	520
*,^	Toptec Co. Ltd.	52,273	519
	TES Co. Ltd.	40,459	503
*,^	Eugene Investment & Securities Co. Ltd.	198,197	498
^	Daekyo Co. Ltd.	81,846	484
*	Aprogen pharmaceuticals Inc.	218,858	483
^	Hyundai Livart Furniture Co. Ltd.	27,137	481
	Hancom Inc.	38,720	472
^	Coreana Cosmetics Co. Ltd.	112,001	471
^	ST Pharm Co. Ltd.	27,303	469
*,^	Jenax Inc.	42,100	463
	Hansol Holdings Co. Ltd.	102,362	461
^	NS Shopping Co. Ltd.	37,811	461

	Cell Biotech Co. Ltd.	17,916	457
*,^	COSON Co. Ltd.	49,072	453
*,^	NUTRIBIOTECH Co. Ltd.	31,452	446
*,^	Cellumed Co. Ltd.	52,681	433
	INTOPS Co. Ltd.	32,198	430
	Youlchon Chemical Co. Ltd.	31,779	428
*,^	Cuckoo Homesys Co. Ltd.	2,674	426
	Tongyang Life Insurance Co. Ltd.	95,230	421
*,^	Ssangyong Motor Co.	94,350	421
^	Dae Han Flour Mills Co. Ltd.	2,501	414
	Muhak Co. Ltd.	33,303	412
	iMarketKorea Inc.	56,725	409
^	Vidente Co. Ltd.	67,420	402
*	Samsung Pharmaceutical Co. Ltd.	162,094	401
	Sungwoo Hitech Co. Ltd.	107,515	398
	CJ Freshway Corp.	14,831	390
*	Neowiz	33,669	390
^	Woongjin Thinkbig Co. Ltd.	127,686	382
*	Eusu Holdings Co. Ltd.	46,817	379
	Sindoh Co. Ltd.	8,777	379
	KT Skylife Co. Ltd.	36,858	375
	Byucksan Corp.	154,014	371
^	Cuckoo Holdings Co. Ltd.	3,270	368
	Humedix Co. Ltd.	15,552	367
*	SFA Semicon Co. Ltd.	240,721	353
	E1 Corp.	6,436	352
	KISCO Corp.	68,056	351
*	KTB Investment & Securities Co. Ltd.	115,440	343
*,^	KONA I Co. Ltd.	31,530	340
*	Sam Chun Dang Pharm Co. Ltd.	8,290	340
*,^	Homecast Co. Ltd.	76,581	339
*,^	G-SMATT GLOBAL Co. Ltd.	189,049	330
*,^	Leaders Cosmetics Co. Ltd.	31,409	325
*,^	CUROCOM Co. Ltd.	253,459	323
	Interpark Holdings Corp.	142,161	320
*	APS Holdings Corp.	78,372	311
	Daea TI Co. Ltd.	40,511	310
*	Hansol Technics Co. Ltd.	45,572	308
	Sam Young Electronics Co. Ltd.	27,081	303
*	Wonik Holdings Co. Ltd.	78,940	300
	DB Financial Investment Co. Ltd.	66,675	295
	Daishin Securities Co. Ltd. Preference Shares	36,833	288
*,^	KH Vatec Co. Ltd.	33,505	284
*,^	Lumens Co. Ltd.	100,724	283
	Hanil Holdings Co. Ltd.	5,355	280
*,^	Interflex Co. Ltd.	26,188	270
	KC Tech Co. Ltd.	23,171	255
*,^	GNCO Co. Ltd.	159,084	254
*	SBS Media Holdings Co. Ltd.	119,182	243
*	Humax Co. Ltd.	40,050	243
*	SeAH Steel Corp.	3,994	242
	KC Co. Ltd.	19,389	241
*	S&T Dynamics Co. Ltd.	35,839	235
^	It’s Hanbul Co. Ltd.	9,625	234
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	206,061	231
^	ICD Co. Ltd.	27,501	228
	GOLFZON Co. Ltd.	6,590	223

*,^	Taewoong Co. Ltd.	20,806	212
*,^	Agabang&Company	57,516	210
	Cosmax BTI Inc	10,993	204
^	SeAH Steel Holdings Corp.	4,262	201
*	Jcontentree Corp.	41,688	186
*	Mezzion Pharma Co. Ltd.	2,025	166
*	STCUBE	7,174	155
	LVMC Holdings	57,668	141
*	Oscotec Inc.	4,660	102
	Maeil Holdings Co. Ltd.	9,752	97
*	LegoChem Biosciences Inc.	1,932	87
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,§	Daewoo Songdo Development Co. Ltd.	11,746	—
			344,277
Spain (1.4%)
	Bolsas y Mercados Espanoles SHMSF SA	219,331	6,628
	Viscofan SA	114,735	6,396
*	Masmovil Ibercom SA	228,819	4,989
	Applus Services SA	427,493	4,901
	Cia de Distribucion Integral Logista Holdings SA	181,891	4,697
	Ebro Foods SA	223,257	4,596
	CIE Automotive SA	159,674	4,485
	Prosegur Cia de Seguridad SA	791,402	4,284
*	Indra Sistemas SA	362,053	3,725
*,2	Neinor Homes SA	231,968	3,326
	Melia Hotels International SA	326,822	3,279
	Faes Farma SA	825,513	3,100
*	Almirall SA	174,481	2,960
	Ence Energia y Celulosa SA	367,656	2,855
2	Unicaja Banco SA	2,305,041	2,704
2	Euskaltel SA	287,212	2,632
^,2	Gestamp Automocion SA	444,085	2,598
2	Prosegur Cash SA	1,098,423	2,571
	Construcciones y Auxiliar de Ferrocarriles SA	54,447	2,453
*	Sacyr SA	971,119	2,344
^	Tecnicas Reunidas SA	91,319	2,336
*	Fluidra SA	181,475	2,058
	Lar Espana Real Estate Socimi SA	207,964	2,003
*	Liberbank SA	3,917,152	1,935
*	Promotora de Informaciones SA	979,618	1,894
*,2	Aedas Homes SAU	66,452	1,789
*,2	Global Dominion Access SA	342,658	1,788
*,2	Metrovacesa SA	137,686	1,673
	Atresmedia Corp. de Medios de Comunicacion SA	228,910	1,111
*	Pharma Mar SA	446,158	662
*	Codere SA	141,240	650
^	Distribuidora Internacional de Alimentacion SA	1,321,415	647
^	Obrascon Huarte Lain SA	454,345	415
	NH Hotel Group SA	71,435	356
	Vidrala SA	2,155	198
^	Papeles y Cartones de Europa SA	6,642	128
*	Sacyr SA Interim Line	27,796	67

*,^,§	Let’s GOWEX SA	31,105	—
			95,233
Sweden (3.7%)
	Castellum AB	791,852	15,012
*	Fabege AB	769,258	11,225
^	Loomis AB Class B	214,177	7,684
	Getinge AB	661,494	7,469
*	AAK AB	487,240	7,009
	Indutrade AB	275,619	6,932
^	BillerudKorsnas AB	522,233	6,595
	Modern Times Group MTG AB Class B	192,944	6,501
	Hexpol AB	727,022	6,435
*	Holmen AB	296,701	6,358
2	Thule Group AB	309,725	6,324
^	Intrum AB	219,867	6,283
2	Dometic Group AB	877,538	6,261
2	Ahlsell AB	934,733	5,639
	Lifco AB Class B	133,520	5,352
	SSAB AB Class B	1,594,497	5,339
	Axfood AB	303,516	5,315
	Hufvudstaden AB Class A	308,560	5,125
*	Wihlborgs Fastigheter AB	391,080	5,102
	Peab AB	580,231	4,837
	Wallenstam AB	470,065	4,734
2	Evolution Gaming Group AB	72,928	4,381
2	Bravida Holding AB	592,456	4,342
^	NCC AB Class B	283,943	4,296
	Hemfosa Fastigheter AB	480,725	4,267
	Kungsleden AB	552,858	4,197
^	JM AB	206,231	4,169
	Sweco AB Class B	196,139	4,025
	Pandox AB Class B	221,786	3,861
	AF AB	194,158	3,422
*	Betsson AB	366,277	3,373
*	Vitrolife AB	190,128	3,358
	SSAB AB Class A	820,557	3,253
	Avanza Bank Holding AB	71,363	3,246
	Bonava AB	258,062	3,233
^	Mycronic AB	206,002	2,637
*	NetEnt AB	541,539	2,623
*	Nyfosa AB	463,714	2,506
2	Attendo AB	321,608	2,471
	Arjo AB	674,958	2,401
	Nolato AB Class B	51,939	2,392
	Atrium Ljungberg AB	130,074	2,380
*,^	SAS AB	844,809	2,284
2	Resurs Holding AB	328,368	2,164
	Bilia AB	239,416	2,106
	Nobia AB	360,107	2,088
2	Scandic Hotels Group AB	213,083	2,034
	Bure Equity AB	157,779	1,944
*	Hembla AB Class B	103,126	1,877
	Klovern AB	1,481,734	1,805
	Cloetta AB Class B	658,080	1,746
	Concentric AB	118,903	1,722
	Ratos AB	576,083	1,655
	Klovern AB Preference Shares	45,397	1,611

	Oriflame Holding AG	71,908	1,600
	Lindab International AB	194,265	1,566
*	SkiStar AB	112,220	1,364
*	Investment AB Oresund	80,814	1,240
	Clas Ohlson AB	126,231	1,099
	Sagax AB	265,617	969
	Mekonomen AB	112,736	899
^,2	Munters Group AB	198,160	807
*	Radisson Hospitality AB	151,034	707
*	Collector AB	109,630	590
	Haldex AB	80,191	563
	Hemfosa Fastigheter AB Preference Shares	25,026	470
*	Hansa Biopharma AB	7,431	197
	NCC AB Class A	11,677	175
	Sagax AB Preference Shares	7,725	30
			247,676
Switzerland (3.1%)
^	BB Biotech AG	162,391	11,086
2	Sunrise Communications Group AG	98,549	8,308
2	VAT Group AG	76,340	7,904
	Cembra Money Bank AG	83,280	7,192
	Tecan Group AG	33,747	6,815
	Allreal Holding AG	41,070	6,662
^	Panalpina Welttransport Holding AG	37,825	6,655
2	Galenica AG	142,350	6,500
	dormakaba Holding AG	9,060	5,968
	Belimo Holding AG	1,361	5,909
	Bucher Industries AG	19,264	5,883
	Valiant Holding AG	46,456	5,017
^	Landis&Gyr Group AG	74,246	4,795
	Emmi AG	5,656	4,775
	Mobimo Holding AG	19,474	4,774
	Forbo Holding AG	3,332	4,646
*	Idorsia Ltd.	264,847	4,574
	Vontobel Holding AG	80,027	4,511
	Siegfried Holding AG	11,814	4,167
	SFS Group AG	49,684	3,998
	BKW AG	52,470	3,692
	Huber & Suhner AG	43,965	3,397
	Conzzeta AG	3,894	3,391
	Daetwyler Holding AG	22,125	3,342
	St. Galler Kantonalbank AG	6,527	3,264
*	Aryzta AG	2,805,905	3,158
	Inficon Holding AG	5,867	3,121
	Fanhua Inc. ADR	117,686	3,037
	Interroll Holding AG	1,658	3,000
	HBM HLTHCR-I	17,219	2,920
*	Ceva Logistics AG	95,138	2,876
	Komax Holding AG	10,702	2,837
	Valora Holding AG	10,180	2,705
	Schweiter Technologies AG	2,830	2,680
	Burckhardt Compression Holding AG	9,526	2,449
	Kardex AG	18,074	2,384
	GAM Holding AG	473,558	2,067
	VZ Holding AG	7,769	2,060
	Liechtensteinische Landesbank AG	30,268	1,983
^	Comet Holding AG	22,240	1,979

*,^	COSMO Pharmaceuticals NV	21,899	1,953
	Bobst Group SA	23,603	1,908
	Bachem Holding AG	16,254	1,869
	Bell Food Group AG	5,833	1,828
	Intershop Holding AG	3,652	1,826
	u-blox Holding AG	21,014	1,794
*,^	Meyer Burger Technology AG	1,745,481	1,660
*	Basilea Pharmaceutica AG	30,655	1,618
	LEM Holding SA	1,301	1,558
*	Arbonia AG	125,680	1,520
	Implenia AG	41,522	1,465
	Ascom Holding AG	104,530	1,342
	EFG International AG	222,536	1,320
	Autoneum Holding AG	7,998	1,310
^	Rieter Holding AG	8,828	1,223
*	Leonteq AG	26,289	1,214
	Vetropack Holding AG	525	1,197
	Swissquote Group Holding SA	25,228	1,188
	Bossard Holding AG	6,931	1,093
	Ypsomed Holding AG	8,756	1,015
	ALSO Holding AG	7,415	959
	APG SGA SA	2,821	950
*	VP Bank AG	6,467	903
	Zehnder Group AG	25,921	867
*	Alpiq Holding AG	9,775	758
*	Schmolz & Bickenbach AG	1,127,132	658
^	Kudelski SA	97,129	648
*	Tamedia AG	1,106	127
*	Berner Kantonalbank AG	94	20
*,§	Petroplus Holdings AG	36,495	—
			212,272
Taiwan (6.4%)
	Win Semiconductors Corp.	1,189,969	6,069
	WPG Holdings Ltd.	4,625,138	5,930
	Hiwin Technologies Corp.	721,591	5,847
*	Tatung Co. Ltd.	6,456,320	5,764
	Accton Technology Corp.	1,567,467	5,641
	Airtac International Group	437,528	5,160
	Powertech Technology Inc.	2,143,662	5,032
	Micro-Star International Co. Ltd.	2,027,000	5,005
	TA Chen Stainless Pipe	3,348,037	4,874
	Chroma ATE Inc.	1,160,040	4,665
	Winbond Electronics Corp.	8,855,614	4,392
	Highwealth Construction Corp.	2,734,341	4,310
	Chipbond Technology Corp.	1,811,852	4,026
	Phison Electronics Corp.	484,962	4,024
	Tripod Technology Corp.	1,493,327	4,018
	Simplo Technology Co. Ltd.	521,631	3,830
	TCI Co. Ltd.	258,842	3,804
	Radiant Opto-Electronics Corp.	1,312,147	3,765
	Merida Industry Co. Ltd.	745,055	3,704
	Nien Made Enterprise Co. Ltd.	411,081	3,543
	Zhen Ding Technology Holding Ltd.	1,347,400	3,541
	Ruentex Development Co. Ltd.	2,308,351	3,534
	Sino-American Silicon Products Inc.	1,593,945	3,507
	Ruentex Industries Ltd.	1,295,496	3,497
	Macronix International	5,273,386	3,491

	Makalot Industrial Co. Ltd.	535,880	3,362
	Parade Technologies Ltd.	202,000	3,353
	International CSRC Investment Holdings Co.	2,341,219	3,344
*	TaiMed Biologics Inc.	559,000	3,152
*	PharmaEssentia Corp.	520,168	2,992
	Merry Electronics Co. Ltd.	565,383	2,966
*	China Petrochemical Development Corp.	8,228,077	2,898
	E Ink Holdings Inc.	2,691,708	2,884
	CTCI Corp.	1,873,667	2,878
	Qisda Corp.	4,309,000	2,782
	Silergy Corp.	177,000	2,678
	St. Shine Optical Co. Ltd.	141,419	2,653
	King’s Town Bank Co. Ltd.	2,737,193	2,628
	Hota Industrial Manufacturing Co. Ltd.	649,323	2,593
	King Yuan Electronics Co. Ltd.	3,332,963	2,582
	Elan Microelectronics Corp.	870,545	2,456
	Voltronic Power Technology Corp.	138,356	2,389
	Taichung Commercial Bank Co. Ltd.	6,908,505	2,375
	Waterland Financial Holdings Co. Ltd.	7,197,117	2,332
	Elite Material Co. Ltd.	866,519	2,309
	Compeq Manufacturing Co. Ltd.	3,351,471	2,308
	Lien Hwa Industrial Corp.	2,295,768	2,272
	FLEXium Interconnect Inc.	903,140	2,253
	WT Microelectronics Co. Ltd.	1,647,377	2,208
	Grand Pacific Petrochemical	2,682,928	2,206
	Grape King Bio Ltd.	323,000	2,198
	Great Wall Enterprise Co. Ltd.	1,916,753	2,186
	King Slide Works Co. Ltd.	193,675	2,171
	Poya International Co. Ltd.	213,535	2,169
	Taiwan Union Technology Corp.	685,000	2,167
	General Interface Solution Holding Ltd.	616,000	2,165
	Standard Foods Corp.	1,259,708	2,062
	Wistron NeWeb Corp.	816,495	2,025
	ASMedia Technology Inc.	100,000	2,020
	Cub Elecparts Inc.	217,069	1,984
	Yungtay Engineering Co. Ltd.	1,013,993	1,983
	Mitac Holdings Corp.	2,174,610	1,979
	ASPEED Technology Inc.	95,437	1,976
	Bizlink Holding Inc.	326,651	1,952
	Gigabyte Technology Co. Ltd.	1,452,271	1,939
	Coretronic Corp.	1,281,000	1,920
	eMemory Technology Inc.	197,000	1,908
	China Steel Chemical Corp.	426,853	1,901
	Huaku Development Co. Ltd.	796,499	1,875
	Center Laboratories Inc.	691,997	1,855
	HannStar Display Corp.	8,138,810	1,836
	Kenda Rubber Industrial Co. Ltd.	1,848,016	1,808
	LandMark Optoelectronics Corp.	206,600	1,799
	Sinbon Electronics Co. Ltd.	638,066	1,786
	ITEQ Corp.	882,261	1,785
	TSRC Corp.	1,922,046	1,765
	Cheng Loong Corp.	2,726,920	1,749
	Taiwan Paiho Ltd.	760,183	1,738
	Genius Electronic Optical Co. Ltd.	225,732	1,734
	Global Unichip Corp.	247,649	1,673
	Chilisin Electronics Corp.	602,441	1,664
	Sunny Friend Environmental Technology Co. Ltd.	204,000	1,660

	Tong Hsing Electronic Industries Ltd.	448,961	1,650
	Tong Yang Industry Co. Ltd.	1,280,919	1,641
	Primax Electronics Ltd.	978,000	1,640
	TTY Biopharm Co. Ltd.	620,987	1,631
	Asia Optical Co. Inc.	662,000	1,625
	Nan Kang Rubber Tire Co. Ltd.	1,878,107	1,621
	Getac Technology Corp.	1,065,000	1,602
	Wafer Works Corp.	1,392,552	1,590
	Clevo Co.	1,643,944	1,583
	Far Eastern Department Stores Ltd.	2,923,043	1,571
	Gourmet Master Co. Ltd.	220,789	1,552
	Hung Sheng Construction Ltd.	1,669,720	1,543
	ChipMOS Technologies Inc.	1,882,495	1,539
	Shinkong Synthetic Fibers Corp.	3,942,416	1,529
*	United Renewable Energy Co. Ltd.	5,593,228	1,527
	Chong Hong Construction Co. Ltd.	550,493	1,526
	United Integrated Services Co. Ltd.	493,200	1,525
*	Asia Pacific Telecom Co. Ltd.	6,576,000	1,524
	Holy Stone Enterprise Co. Ltd.	400,769	1,513
	Chlitina Holding Ltd.	155,750	1,494
	Sercomm Corp.	691,000	1,463
	Tung Ho Steel Enterprise Corp.	2,256,150	1,455
	Kinpo Electronics	3,806,196	1,393
	Taiwan Surface Mounting Technology Corp.	907,530	1,386
	Lotes Co. Ltd.	194,120	1,377
*	Mercuries Life Insurance Co. Ltd.	3,676,720	1,335
	YFY Inc.	3,459,000	1,309
	China Man-Made Fiber Corp.	4,052,487	1,309
	Machvision Inc.	93,591	1,296
	Long Chen Paper Co. Ltd.	2,554,693	1,283
	Charoen Pokphand Enterprise	716,000	1,277
	Advanced Ceramic X Corp.	157,000	1,276
	Taiwan Styrene Monomer	1,592,579	1,266
	Kinsus Interconnect Technology Corp.	855,282	1,263
	Taiwan Hon Chuan Enterprise Co. Ltd.	767,401	1,252
	Ardentec Corp.	1,266,851	1,250
	Visual Photonics Epitaxy Co. Ltd.	552,455	1,245
	Chin-Poon Industrial Co. Ltd.	1,016,072	1,243
*	Ritek Corp.	3,429,239	1,241
	China Bills Finance Corp.	2,732,800	1,240
	Tainan Spinning Co. Ltd.	3,089,674	1,220
	Cleanaway Co. Ltd.	220,000	1,219
	Shin Zu Shing Co. Ltd.	414,000	1,216
	Egis Technology Inc.	178,000	1,198
	Taiwan Semiconductor Co. Ltd.	636,000	1,193
	Lung Yen Life Service Corp.	616,000	1,182
	Cathay Real Estate Development Co. Ltd.	1,722,000	1,171
	Jih Sun Financial Holdings Co. Ltd.	3,941,008	1,168
	Sanyang Motor Co. Ltd.	1,764,037	1,165
*	CMC Magnetics Corp.	5,078,369	1,162
	Yulon Finance Corp.	350,000	1,159
*	PChome Online Inc.	258,082	1,154
	China Metal Products	926,515	1,151
	BES Engineering Corp.	4,765,468	1,151
	Sporton International Inc.	210,533	1,141
	Aten International Co. Ltd.	372,260	1,140
	Sitronix Technology Corp.	309,282	1,133

	Ginko International Co. Ltd.	147,200	1,127
	Wisdom Marine Lines Co. Ltd.	1,179,098	1,124
	Yieh Phui Enterprise Co. Ltd.	3,410,697	1,120
*	Pan Jit International Inc.	1,150,000	1,114
	Everlight Electronics Co. Ltd.	1,109,725	1,114
	Topco Scientific Co. Ltd.	474,793	1,111
	Holtek Semiconductor Inc.	467,279	1,096
	Prince Housing & Development Corp.	3,088,183	1,094
	SDI Corp.	437,000	1,089
	Foxsemicon Integrated Technology Inc.	234,400	1,088
	Run Long Construction Co. Ltd.	576,000	1,075
	Ennoconn Corp.	128,644	1,075
	Greatek Electronics Inc.	787,000	1,052
	President Securities Corp.	2,428,005	1,051
	Farglory Land Development Co. Ltd.	845,854	1,034
	Career Technology MFG. Co. Ltd.	1,160,066	1,031
	Sigurd Microelectronics Corp.	1,089,000	1,020
	Pixart Imaging Inc.	328,920	1,006
	Taiwan TEA Corp.	1,916,293	992
	Goldsun Building Materials Co. Ltd.	3,426,591	977
	Unitech Printed Circuit Board Corp.	1,924,672	972
	Supreme Electronics Co. Ltd.	1,006,000	971
	Faraday Technology Corp.	668,000	967
	China General Plastics Corp.	1,240,854	958
	UPC Technology Corp.	2,356,905	953
	AcBel Polytech Inc.	1,433,000	950
*	Radium Life Tech Co. Ltd.	2,032,265	948
	USI Corp.	2,419,784	947
	PharmaEngine Inc.	264,102	923
	momo.com Inc.	123,000	918
	Cheng Uei Precision Industry Co. Ltd.	1,139,000	900
	Hsin Kuang Steel Co. Ltd.	844,569	895
	Test Research Inc.	558,371	894
	Systex Corp.	420,000	889
	Kung Long Batteries Industrial Co. Ltd.	173,000	888
	Darfon Electronics Corp.	601,000	888
	Taiwan Cogeneration Corp.	1,057,903	887
	Sinyi Realty Inc.	857,465	875
	Formosa International Hotels Corp.	195,841	871
	Xxentria Technology Materials Corp.	365,776	870
*	Yang Ming Marine Transport Corp.	2,959,650	869
	Namchow Holdings Co. Ltd.	473,000	867
	Gemtek Technology Corp.	1,051,115	858
	Mercuries & Associates Holding Ltd.	1,494,102	845
*	D-Link Corp.	2,080,407	842
	Test Rite International Co. Ltd.	1,146,725	842
	Lealea Enterprise Co. Ltd.	2,539,849	838
	Ton Yi Industrial Corp.	1,967,000	836
	TXC Corp.	748,877	830
*	Cheng Mei Materials Technology Corp.	2,026,000	828
	Depo Auto Parts Ind Co. Ltd.	364,313	824
	Firich Enterprises Co. Ltd.	561,924	809
	Flytech Technology Co. Ltd.	336,845	806
	Wah Lee Industrial Corp.	487,883	802
*	AmTRAN Technology Co. Ltd.	2,096,692	801
	Elite Advanced Laser Corp.	366,607	801
	Chunghwa Precision Test Tech Co. Ltd.	56,000	798

	OptoTech Corp.	1,301,772	789
	Hu Lane Associate Inc.	264,000	778
	YungShin Global Holding Corp.	588,647	773
	Nan Liu Enterprise Co. Ltd.	146,000	759
*	Wei Chuan Foods Corp.	1,085,835	755
	YC INOX Co. Ltd.	915,174	753
	Darwin Precisions Corp.	1,314,000	748
	Dynapack International Technology Corp.	483,299	746
	A-DATA Technology Co. Ltd.	550,915	746
	Elite Semiconductor Memory Technology Inc.	691,000	744
	Nan Ya Printed Circuit Board Corp.	612,000	731
	Taiwan PCB Techvest Co. Ltd.	726,102	727
	Pan-International Industrial Corp.	1,141,595	720
	International Games System Co. Ltd.	138,213	704
	Lextar Electronics Corp.	1,218,000	703
	Adlink Technology Inc.	449,254	698
*	Shining Building Business Co. Ltd.	2,036,312	692
	Gloria Material Technology Corp.	1,131,023	688
	Syncmold Enterprise Corp.	300,750	685
	Taiflex Scientific Co. Ltd.	560,594	679
*	Lotus Pharmaceutical Co. Ltd.	244,000	672
	Kinik Co.	353,000	666
	Rechi Precision Co. Ltd.	764,668	666
	Alpha Networks Inc.	1,124,827	664
	Kindom Construction Corp.	973,000	663
	Jentech Precision Industrial Co. Ltd.	235,698	661
	Brogent Technologies Inc.	115,327	658
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,009,625	656
	Zeng Hsing Industrial Co. Ltd.	143,000	652
	Swancor Holding Co. Ltd.	217,000	645
	IEI Integration Corp.	547,861	638
	Asia Vital Components Co. Ltd.	769,337	637
	TA-I Technology Co. Ltd.	359,000	633
	Long Bon International Co. Ltd.	1,110,374	629
	Soft-World International Corp.	275,520	626
	Evergreen International Storage & Transport Corp.	1,411,502	623
*	XinTec Inc.	484,000	621
	ScinoPharm Taiwan Ltd.	704,891	620
	Everlight Chemical Industrial Corp.	1,161,649	618
	Lite-On Semiconductor Corp.	624,977	605
	FocalTech Systems Co. Ltd.	804,398	605
	Ho Tung Chemical Corp.	2,838,362	602
	Advanced Wireless Semiconductor Co.	415,000	596
	Casetek Holdings Ltd.	365,953	592
	Tyntek Corp.	1,035,250	590
*	Li Peng Enterprise Co. Ltd.	2,269,915	582
*	Medigen Biotechnology Corp.	314,680	577
	Chaun-Choung Technology Corp.	124,000	573
*	Orient Semiconductor Electronics Ltd.	1,413,198	566
	Altek Corp.	646,250	563
	Posiflex Technology Inc.	159,822	558
	Pharmally International Holding Co. Ltd.	96,932	553
	Yeong Guan Energy Technology Group Co. Ltd.	250,000	542
*	Taigen Biopharmaceuticals Holdings Ltd.	898,723	510
	Sunplus Technology Co. Ltd.	1,318,000	506
	Concraft Holding Co. Ltd.	128,500	503
	CyberTAN Technology Inc.	1,000,571	501

	Asia Polymer Corp.	1,117,659	500
*	CSBC Corp. Taiwan	576,606	497
	Wowprime Corp.	186,761	496
*	Taiwan Land Development Corp.	1,822,969	491
	Formosan Rubber Group Inc.	984,089	487
	Bank of Kaohsiung Co. Ltd.	1,531,429	478
	Iron Force Industrial Co. Ltd.	170,000	474
	Rich Development Co. Ltd.	1,556,000	462
	Tung Thih Electronic Co. Ltd.	218,000	460
*	Microbio Co. Ltd.	948,562	456
	Concord Securities Co. Ltd.	1,863,806	449
	Senao International Co. Ltd.	397,000	449
	Sincere Navigation Corp.	899,000	449
*	Unizyx Holding Corp.	990,000	443
	Sampo Corp.	949,049	442
	Huang Hsiang Construction Corp.	506,051	432
	KEE TAI Properties Co. Ltd.	1,074,740	429
	Li Cheng Enterprise Co. Ltd.	307,365	424
	China Chemical & Pharmaceutical Co. Ltd.	690,000	417
*	Gold Circuit Electronics Ltd.	941,280	414
	Ta Ya Electric Wire & Cable	1,210,440	408
	Vivotek Inc.	121,975	408
*	Federal Corp.	1,091,505	387
	Basso Industry Corp.	243,000	385
*	Kuo Toong International Co. Ltd.	503,557	377
	Quanta Storage Inc.	372,000	376
	Zinwell Corp.	561,099	372
	Johnson Health Tech Co. Ltd.	326,283	368
	TYC Brother Industrial Co. Ltd.	451,710	358
	Chun Yuan Steel	1,052,676	350
	L&K Engineering Co. Ltd.	404,000	347
	ITE Technology Inc.	312,418	345
*	Unity Opto Technology Co. Ltd.	1,211,000	344
	Global Mixed Mode Technology Inc.	160,199	341
*	Silicon Integrated Systems Corp.	1,147,945	338
	Sonix Technology Co. Ltd.	357,000	335
*	Tong-Tai Machine & Tool Co. Ltd.	566,429	333
	Hong Pu Real Estate Development Co. Ltd.	517,195	333
	Globe Union Industrial Corp.	591,675	326
*	HannsTouch Solution Inc.	1,231,731	325
	Taiyen Biotech Co. Ltd.	323,877	325
	Weltrend Semiconductor	401,754	319
	Chung Hwa Pulp Corp.	1,013,135	318
*	Ichia Technologies Inc.	703,000	314
*	Motech Industries Inc.	1,057,059	314
	Advanced International Multitech Co. Ltd.	256,000	313
	Nien Hsing Textile Co. Ltd.	372,611	310
*	TWi Pharmaceuticals Inc.	151,000	299
*	Etron Technology Inc.	960,947	294
	Infortrend Technology Inc.	768,885	289
	China Electric Manufacturing Corp.	938,000	288
	Global Brands Manufacture Ltd.	651,045	281
	Toung Loong Textile Manufacturing	214,000	266
	Lingsen Precision Industries Ltd.	877,000	263
*	Gigastorage Corp.	987,800	255
	Elitegroup Computer Systems Co. Ltd.	624,647	254
	Ability Enterprise Co. Ltd.	550,099	249

	Cyberlink Corp.	109,076	248
*	AGV Products Corp.	1,079,425	245
*	Phihong Technology Co. Ltd.	728,618	242
*	ALI Corp.	624,358	236
	Gigasolar Materials Corp.	80,600	231
	CHC Healthcare Group	216,727	224
*	WUS Printed Circuit Co. Ltd.	407,550	217
*	Dynamic Electronics Co. Ltd.	768,468	212
	Jess-Link Products Co. Ltd.	226,100	197
	FSP Technology Inc.	307,428	187
	Universal Cement Corp.	282,994	179
	Sheng Yu Steel Co. Ltd.	244,000	155
	Arcadyan Technology Corp.	47,000	148
	MIN AIK Technology Co. Ltd.	264,389	135
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	108
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	38,000	90
*,§	XPEC Entertainment Inc.	125,457	54
	Shin Kong Financial Holding Co. Ltd.	183,810	53
*	E-Ton Solar Tech Co. Ltd.	327,308	50
	Tsann Kuen Enterprise Co. Ltd.	44,295	30
*	TWi Biotechnology Inc.	9,077	6
			432,109
Thailand (1.8%)
*	Digital Telecommunications Infrastructure Fund	14,205,592	6,912
*	Krungthai Card PCL	3,849,300	3,649
*	Muangthai Capital PCL	2,339,800	3,568
*	Kiatnakin Bank PCL (Local)	1,596,930	3,510
*	Tisco Financial Group PCL (Foreign)	1,304,350	3,465
*	Robinson PCL	1,561,400	3,404
*	Bangchak Corp. PCL	3,206,600	3,316
*	BTS Rail Mass Transit Growth Infrastructure Fund	8,550,776	3,260
*	Siam Global House PCL	5,047,642	3,026
*	Thanachart Capital PCL	1,711,081	2,949
*	WHA Corp. PCL	19,464,600	2,748
*	Jasmine Broadband Internet Infrastructure Fund	8,383,100	2,712
*	CH Karnchang PCL	3,227,800	2,666
*	KCE Electronics PCL	3,063,000	2,579
*	Srisawad Corp. PCL	1,551,413	2,432
*	Bangkok Land PCL	40,408,200	2,175
*	Global Power Synergy PCL	1,074,832	2,166
*	Quality Houses PCL	21,960,233	2,085
*	B Grimm Power PCL	2,133,500	2,039
*	Supalai PCL	3,205,600	1,984
*	Hana Microelectronics PCL	1,724,636	1,909
*	Bangkok Chain Hospital PCL	3,572,748	1,867
*	Central Plaza Hotel PCL (Local)	1,350,200	1,864
	MBK PCL	2,864,300	1,813
*	TPI Polene PCL	26,311,700	1,802
*	Sino-Thai Engineering & Construction PCL (Local)	2,398,916	1,745
*	Jasmine International PCL	10,620,988	1,739
*	Amata Corp. PCL	2,383,900	1,723
*	TOA Paint Thailand PCL	1,439,500	1,650
*	TPI Polene Power PCL	7,539,400	1,548
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,515,500	1,530
*,2	Star Petroleum Refining PCL	4,229,800	1,480
*	CK Power PCL	9,530,600	1,474
*	Sansiri PCL (Local)	29,868,100	1,293

	IMPACT Growth REIT	1,937,500	1,242
*	Banpu Power PCL	1,681,000	1,239
*	VGI Global Media PCL	4,973,324	1,238
*	Esso Thailand PCL	3,477,600	1,218
*	Sri Trang Agro-Industry PCL	2,414,469	1,178
	Tisco Financial Group PCL	443,150	1,177
*	Major Cineplex Group PCL	1,552,544	1,175
*	Chularat Hospital PCL	17,407,560	1,140
*	Thai Vegetable Oil PCL	1,154,000	1,072
*	MK Restaurants Group PCL	423,500	1,014
*	BCPG PCL	1,872,500	1,011
*	Gunkul Engineering PCL	9,952,703	996
*	Carabao Group PCL	800,900	991
	Thanachart Capital PCL NVDR	554,100	955
*	Origin Property PCL	3,894,150	926
^	Central Plaza Hotel PCL NVDR	670,400	926
*	Vibhavadi Medical Center PCL	13,954,400	913
*	TTW PCL	2,191,600	891
*	Pruksa Holding PCL	1,551,000	885
*	Tipco Asphalt PCL	1,822,700	841
*	Beauty Community PCL	3,262,300	813
*	Super Energy Corp. PCL	43,090,800	802
	U City PCL	9,776,449	771
*	Bangkok Airways PCL	1,935,300	757
*	Thoresen Thai Agencies PCL	3,915,116	647
*	GFPT PCL	1,372,900	639
	VGI Global Media PCL (Foreign)	2,424,088	603
*	Italian-Thai Development PCL (Local)	7,299,808	599
	Unique Engineering & Construction PCL	1,794,300	592
*	SPCG PCL	961,500	585
*	Workpoint Entertainment PCL	705,600	566
	Asian Property Development PCL (Foreign)	2,520,956	565
*	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	552
	Thanachart Capital PCL Foreign	311,700	537
*	PTG Energy PCL	1,562,707	522
*	AP Thailand PCL	2,301,400	516
	TTW PCL (Foreign)	1,201,300	488
	AP Thailand PCL NVDR	2,127,300	477
*	Taokaenoi Food & Marketing PCL	1,538,300	469
*	BEC World PCL	2,650,900	464
*	Univentures PCL	1,975,588	451
^	VGI Global Media PCL NVDR	1,808,900	450
*	Thaifoods Group PCL	4,121,400	447
*	Thaicom PCL	1,740,640	444
*,§	Inter Far East Energy Corp.	3,992,800	396
	LPN Development PCL (Foreign)	1,653,700	374
	Kiatnakin Bank PCL (Foreign)	164,100	361
^	Central Plaza Hotel PCL (Foreign)	240,490	332
	Supalai PCL NVDR	518,650	321
*	Group Lease PCL (Local)	1,195,500	318
*	Sino-Thai Engineering & Construction PCL NVDR	424,200	309
*,§	Pruksa Real Estate PCL	701,890	301
*	Precious Shipping PCL (Foreign)	1,129,000	297
	WHA Corp. PCL (Foreign)	1,794,992	253
*	Cal-Comp Electronics Thailand PCL ORD	4,594,416	250
*,^	Italian-Thai Development PCL NVDR	2,448,500	201
	TTW PCL NVDR	490,400	199

	LPN Development PCL NVDR	859,200	194
	Supalai PCL (Foreign)	312,250	193
*,^	Precious Shipping PCL NVDR	686,000	181
*,^	Group Lease PCL	640,878	170
*	Samart Corp. PCL (Local)	744,921	160
*,§	Pruksa Real Estate PCL (Foreign)	361,400	155
*	LPN Development PCL (Local)	685,211	155
	Hana Microelectronics PCL (Foreign)	129,010	143
	Sri Trang Agro-Industry PCL (Foreign)	286,554	140
	Samart Corp. PCL (Foreign)	325,000	70
	Cal-Comp Electronics Thailand PCL F ORD	1,196,200	65
^	Thoresen Thai Agencies PCL (Foreign)	356,525	59
*,^	Italian-Thai Development PCL (Foreign)	382,402	31
*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	1,109,920	27
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	17
*	VGI Global Media PCL (F)Warrants Exp. 12/31/2022	1,248,361	16
*	VGI Global Media PCL (NVDR) Warrants Exp. 12/31/2022	696,280	9
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	8
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	7
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	5
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	765,646	4
*	Frasers Property Thailand PCL	8,102	4
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	3
*	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	1
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,302	—
*	Thoresen Thai Agencies PCL Exp. 02/28/2019	166,980	—
			124,595
Turkey (0.3%)
*	Sok Marketler Ticaret AS	1,016,956	2,154
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,878,868	1,462
	Trakya Cam Sanayii AS	1,147,570	807
*	Koza Anadolu Metal Madencilik Isletmeleri AS	502,839	652
	AG Anadolu Grubu Holding AS	262,993	652
*	Dogan Sirketler Grubu Holding AS	2,859,020	625
*	Sasa Polyester Sanayi AS	348,044	584
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	71,634	573
*,2	MLP Saglik Hizmetleri AS	205,614	525
	Turkiye Sinai Kalkinma Bankasi AS	3,174,050	522
*	Pegasus Hava Tasimaciligi AS	88,411	518
	Otokar Otomotiv Ve Savunma Sanayi A.S.	23,231	489
	Aygaz AS	188,360	444
*	Migros Ticaret AS	129,881	428
	Aksigorta AS	505,126	380
*	Bera Holding AS	886,613	361
*	Zorlu Enerji Elektrik Uretim AS	1,264,177	359
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	326,597	343
*	Aksa Enerji Uretim AS Class B	582,845	340
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	336,849	323
	Is Gayrimenkul Yatirim Ortakligi AS	1,469,197	302
	Turk Traktor ve Ziraat Makineleri AS	36,094	269
	Aksa Akrilik Kimya Sanayii AS	144,363	242
*	Vestel Elektronik Sanayi ve Ticaret AS	182,197	240
	Anadolu Cam Sanayii AS	410,421	232
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	393,642	227
*	Logo Yazilim Sanayi Ve Ticaret AS	35,364	223
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	502,816	219
	Tat Gida Sanayi AS	247,709	213

	EGE Endustri VE Ticaret AS	2,726	206
*	Sekerbank Turk AS	842,317	197
	Cimsa Cimento Sanayi VE Ticaret AS	120,430	190
*	NET Holding AS	517,820	185
	Alarko Holding AS	348,791	174
	Albaraka Turk Katilim Bankasi AS	619,418	152
	Akcansa Cimento AS	88,673	138
	Torunlar Gayrimenkul Yatirim Ortakligi AS	328,962	115
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	85,686	109
*	Gubre Fabrikalari TAS	175,550	109
*	Afyon Cimento Sanayi TAS	110,775	104
	Adana Cimento Sanayii TAS Class A	84,005	99
	Kordsa Teknik Tekstil AS	57,634	99
*	Bizim Toptan Satis Magazalari AS	66,076	90
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	249,889	80
*	Vakif Gayrimenkul Yatirim Ortakligi AS	197,644	80
	Dogus Otomotiv Servis ve Ticaret AS	70,079	66
	Konya Cimento Sanayii AS	1,789	65
*	Akenerji Elektrik Uretim AS	396,854	51
*	Turcas Petrol AS	146,573	44
*,§	Asya Katilim Bankasi AS	975,452	—
			17,061
United Arab Emirates (0.0%)
	Amanat Holdings PJSC	3,311,694	996
*	Eshraq Properties Co. PJSC	3,488,894	454
	RAK Properties PJSC	2,922,881	370
*	Amlak Finance PJSC	1,349,016	138
*,§	Drake & Scull International PJSC	1,238,097	125
			2,083
United Kingdom (10.6%)
*	BTG plc	1,137,800	12,426
	SSP Group plc	1,347,353	11,793
	Spectris plc	339,514	11,591
	Intermediate Capital Group plc	821,030	10,960
*	Tullow Oil plc	4,065,388	10,917
	Beazley plc	1,528,516	9,920
	HomeServe plc	800,342	9,905
	BBA Aviation plc	3,022,400	9,380
	Electrocomponents plc	1,305,249	9,317
	Rotork plc	2,565,284	9,259
	UNITE Group plc	773,514	9,238
	Dechra Pharmaceuticals plc	293,493	9,119
	Britvic plc	779,638	9,006
	Jardine Lloyd Thompson Group plc	360,994	8,995
	IG Group Holdings plc	1,069,914	8,916
	Close Brothers Group plc	445,366	8,687
	Man Group plc	4,520,465	8,467
	Tritax Big Box REIT plc	4,355,675	7,983
	Great Portland Estates plc	828,520	7,959
	WH Smith plc	307,535	7,894
	Shaftesbury plc	679,445	7,861
	Hays plc	3,963,320	7,859
	Balfour Beatty plc	2,029,852	7,303
	Victrex plc	241,044	7,238
	Greene King plc	893,226	7,047
	TP ICAP plc	1,666,712	6,891

2	John Laing Group plc	1,439,691	6,714
	QinetiQ Group plc	1,639,752	6,525
	National Express Group plc	1,257,536	6,494
	Aggreko plc	711,663	6,485
	Drax Group plc	1,183,421	6,247
	Daily Mail & General Trust plc	785,256	6,247
	Grafton Group plc	642,955	6,208
	Moneysupermarket.com Group plc	1,535,486	6,107
	Greggs plc	292,165	5,949
	BCA Marketplace plc	2,248,700	5,922
	IWG plc	1,974,159	5,812
	Ascential plc	1,160,380	5,793
	Cranswick plc	151,864	5,755
	Big Yellow Group plc	453,271	5,702
	UDG Healthcare plc	735,646	5,600
	Bodycote plc	553,886	5,534
	Petrofac Ltd.	764,309	5,509
	Assura plc	7,010,903	5,506
	Diploma plc	326,343	5,448
	Entertainment One Ltd.	1,047,366	5,422
	Redrow plc	710,149	5,416
	Grainger plc	1,780,263	5,332
	Genus plc	181,815	5,313
	Pagegroup plc	915,962	5,311
	Greencore Group plc	2,086,123	5,291
	Jupiter Fund Management plc	1,224,558	5,263
2	Countryside Properties plc	1,306,228	5,263
	Bovis Homes Group plc	395,508	5,259
*	Provident Financial plc	749,635	5,172
	Centamin plc	3,184,705	4,926
	Rathbone Brothers plc	161,066	4,889
	Domino’s Pizza Group plc	1,403,742	4,887
	Rhi Magnesita NV	87,239	4,883
	Workspace Group plc	391,376	4,878
	Coats Group plc	4,160,948	4,795
*	Serco Group plc	3,232,008	4,690
	Saga plc	3,255,972	4,657
	LondonMetric Property plc	1,889,568	4,654
	Vesuvius plc	627,809	4,637
	Safestore Holdings plc	601,099	4,550
	Playtech plc	868,603	4,417
	Lancashire Holdings Ltd.	593,157	4,392
*	Firstgroup plc	3,573,811	4,343
2	Sophos Group plc	966,969	4,282
	Savills plc	389,087	4,252
*,2	Wizz Air Holdings plc	106,211	4,218
*	Cairn Energy plc	1,711,512	4,200
	Paragon Banking Group plc	757,570	4,126
	Elementis plc	1,704,636	4,081
	Marshalls plc	584,166	3,895
*,^	Metro Bank plc	266,302	3,806
	Essentra plc	772,389	3,785
	Synthomer plc	787,221	3,703
	Senior plc	1,235,825	3,669
	Just Group plc	2,731,660	3,638
	Crest Nicholson Holdings plc	735,179	3,636
2	Ibstock plc	1,136,723	3,620

	Games Workshop Group plc	88,843	3,528
*	EI Group plc	1,337,517	3,524
	Ultra Electronics Holdings plc	209,068	3,520
	OneSavings Bank plc	711,705	3,516
*,^	Sirius Minerals plc	13,303,287	3,439
	Hill & Smith Holdings plc	231,779	3,360
	Softcat plc	364,270	3,330
	J D Wetherspoon plc	206,641	3,290
	Primary Health Properties plc	2,170,128	3,280
*,2	Avast plc	865,472	3,258
*	Indivior plc	2,136,608	3,183
	Telecom Plus plc	169,569	3,140
	Brewin Dolphin Holdings plc	799,382	3,140
	Kier Group plc	454,746	3,083
	Go-Ahead Group plc	127,731	3,018
	Hunting plc	411,178	3,010
	Galliford Try plc	318,936	2,975
	Ferrexpo plc	874,037	2,969
	Polypipe Group plc	567,502	2,944
	Morgan Advanced Materials plc	830,624	2,906
	TalkTalk Telecom Group plc	1,977,258	2,899
	Computacenter plc	210,155	2,886
	Dairy Crest Group plc	449,118	2,852
	St. Modwen Properties plc	526,137	2,833
	Dunelm Group plc	292,335	2,772
2	McCarthy & Stone plc	1,573,612	2,757
	Restaurant Group plc	1,396,769	2,735
	SIG plc	1,733,182	2,713
	Sanne Group plc	407,680	2,673
	F&C Commercial Property Trust Ltd.	1,557,054	2,653
2	Equiniti Group plc	957,623	2,602
	Stagecoach Group plc	1,260,356	2,569
	IntegraFin Holdings plc	570,396	2,561
	NewRiver REIT plc	879,891	2,549
	AG Barr plc	253,153	2,505
2	Hastings Group Holdings plc	905,481	2,493
	Pets at Home Group plc	1,439,024	2,490
	Marston’s plc	1,876,975	2,332
*	Mitchells & Butlers plc	624,866	2,324
*	Premier Oil plc	2,316,904	2,245
	Card Factory plc	947,543	2,242
	Bank of Georgia Group plc	111,593	2,242
	UK Commercial Property REIT Ltd.	1,902,265	2,219
	Picton Property Income Ltd.	1,773,259	2,071
	Ted Baker plc	83,505	2,054
*	Sports Direct International plc	560,494	2,049
	Chesnara plc	450,798	2,035
	AA plc	1,836,841	2,008
	TBC Bank Group plc	101,067	1,907
*	Vectura Group plc	1,948,525	1,896
	Northgate plc	377,974	1,842
	Thomas Cook Group plc	4,032,841	1,837
	Stobart Group Ltd.	908,214	1,825
	Hochschild Mining plc	725,234	1,799
	International Personal Finance plc	661,710	1,787
	Halfords Group plc	585,149	1,778
	888 Holdings plc	795,354	1,753

	ITE Group plc	2,051,166	1,736
	De La Rue plc	309,289	1,704
	Mitie Group plc	1,096,338	1,673
	Chemring Group plc	824,065	1,663
2	Charter Court Financial Services Group plc	455,524	1,653
*	Georgia Capital plc	103,116	1,468
	Redefine International plc	3,587,907	1,460
	Keller Group plc	210,311	1,431
2	Spire Healthcare Group plc	848,813	1,387
	Hansteen Holdings plc	1,148,032	1,386
*	Ophir Energy plc	1,923,040	1,374
	Dignity plc	140,563	1,356
	NCC Group plc	790,706	1,333
	KCOM Group plc	1,465,793	1,332
	Superdry plc	194,540	1,319
*	Bank of Cyprus Holdings plc	1,015,218	1,307
^,2	Amigo Holdings plc	406,919	1,296
	Lookers plc	911,127	1,290
	PZ Cussons plc	538,426	1,266
	Helical plc	279,005	1,230
*	AO World plc	775,013	1,210
	Daejan Holdings plc	15,086	1,152
*	Acacia Mining plc	447,138	1,148
	Schroder REIT Ltd.	1,477,424	1,125
	RPS Group plc	633,924	1,113
*	Petra Diamonds Ltd.	2,552,370	1,105
*	Premier Foods plc	1,975,737	1,038
	Rank Group plc	480,427	1,001
	Devro plc	469,838	959
	Gocompare.Com Group plc	881,605	857
2	Bakkavor Group plc	406,889	790
*	Allied Minds plc	661,699	590
	Soco International plc	605,983	586
	Renewi plc	1,725,257	578
	N Brown Group plc	454,805	521
2	CMC Markets plc	318,808	496
*,2	Alfa Financial Software Holdings plc	270,249	495
*	Nostrum Oil & Gas plc	203,517	369
*	Tritax Big Box REIT plc Rights Exp. 02/08/2019	572,031	73
*,^,§	Afren plc	1,404,272	—
*,§	Carillion plc	961,048	—

					717,109
Total Common Stocks (Cost $6,971,655)					6,696,554
		Coupon
Temporary Cash Investments (6.7%)[1]
Money Market Fund (6.5%)
3,4	Vanguard Market Liquidity Fund	2.572%		4,371,864	437,186

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	2.280%-2.298%	2/21/19	15,000	14,981
Total Temporary Cash Investments (Cost $452,155)					452,167

Total Investments (105.9%) (Cost $7,423,810)	7,148,721
Other Assets and Liabilities-Net (-5.9%)[4]	(400,279)
Net Assets (100%)	6,748,442

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $380,033,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.6% and 6.3%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $284,025,000, representing 4.2% of net assets.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $420,145,000 of collateral received for securities on loan.

5     Securities with a value of $4,045,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

				($000)
		Number of Long(Short)	Notional	Value and Unrealized Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2019	452	16,348	803
MSCI Emerging Markets Index	March 2019	285	15,171	1,334
Topix Index	March 2019	77	11,094	289
E-mini Russell 2000 Index	March 2019	145	10,876	723
				3,149

FTSE All-World ex-US Small-Cap Index Fund

Forward Currency Contracts

						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation	)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	3/20/2019	EUR	16,533	USD	19,091	(91)
Morgan Stanley Capital Services LLC	3/12/2019	JPY	1,499,550	USD	13,340	470
Bank of America, N.A.	3/20/2019	EUR	7,503	USD	8,641	(18)
JPMorgan Chase Bank, N.A.	3/12/2019	JPY	650,260	USD	5,776	212
BNP Paribas	3/12/2019	JPY	466,700	USD	4,191	106
BNP Paribas	3/20/2019	EUR	2,802	USD	3,209	11
JPMorgan Chase Bank, N.A.	3/20/2019	EUR	2,498	USD	2,850	21
JPMorgan Chase Bank, N.A.	3/12/2019	JPY	209,090	USD	1,951	(25)
Standard Chartered Bank PLC	3/20/2019	EUR	1,607	USD	1,853	(5)
Bank of America, N.A.	3/12/2019	JPY	117,560	USD	1,069	13
JPMorgan Chase Bank, N.A.	3/20/2019	USD	17,037	EUR	14,845	(24)
JPMorgan Chase Bank, N.A.	3/12/2019	USD	13,351	JPY	1,476,000	(242)
Citibank, N.A.	3/20/2019	USD	2,586	EUR	2,226	28
Citibank, N.A.	3/12/2019	USD	1,711	JPY	184,080	16
						472

EUR—Euro.

JPY—Japanese yen.

USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

FTSE All-World ex-US Small-Cap Index Fund

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded

FTSE All-World ex-US Small-Cap Index Fund

in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	950,024	111,326	1,357
Common Stocks—Other	35,047	5,591,048	7,752
Temporary Cash Investments	437,186	14,981	—
Futures Contracts—Assets[1]	315	—	—
Forward Currency Contracts—Assets	—	877	—
Forward Currency Contracts—Liabilities	—	(405)	—
Total	1,422,572	5,717,827	9,109

1 Represents variation margin on the last day of the reporting period.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (99.1%)[1]
Australia (7.9%)
Scentre Group	31,626,455	91,600
Goodman Group	9,508,243	80,924
Dexus	5,986,962	50,130
GPT Group	10,657,758	45,065
Stockland	14,474,314	39,896
Mirvac Group	21,997,229	38,570
Vicinity Centres	19,106,974	36,377
LendLease Group	3,466,402	30,873
Charter Hall Group	2,729,240	16,362
Shopping Centres Australasia Property Group	5,227,368	9,486
BWP Trust	2,851,738	7,562
Cromwell Property Group	9,708,901	7,492
Charter Hall Retail REIT	1,937,973	6,422
Abacus Property Group	1,910,445	5,125
National Storage REIT	3,771,092	4,925
Growthpoint Properties Australia Ltd.	1,556,797	4,324
Viva Energy REIT	2,527,331	4,156
Charter Hall Long Wale REIT	1,168,356	3,714
Rural Funds Group	1,914,516	3,095
Aveo Group	2,560,989	3,022
Arena REIT	1,510,921	2,953
Charter Hall Education Trust	1,301,570	2,952
GDI Property Group	2,911,015	2,880
Ingenia Communities Group	1,201,066	2,685
Propertylink Group	2,472,879	2,088
Hotel Property Investments	821,281	1,845
Cedar Woods Properties Ltd.	344,220	1,228
Industria REIT	580,853	1,161
Villa World Ltd.	714,928	972
		507,884
Austria (0.6%)
CA Immobilien Anlagen AG	430,928	15,428
* IMMOFINANZ AG	545,776	14,430
S IMMO AG	302,928	5,842
		35,700
Belgium (0.9%)
Cofinimmo SA	120,240	15,898
Warehouses De Pauw CVA	104,807	15,314
Aedifica SA	111,676	10,729
Befimmo SA	130,745	7,842
Retail Estates NV	42,628	3,782
Intervest Offices & Warehouses NV	116,843	2,837
Montea C.V.A	38,602	2,740
		59,142
Brazil (0.7%)
BR Malls Participacoes SA	5,265,816	21,012
Multiplan Empreendimentos Imobiliarios SA	1,630,848	11,644
Iguatemi Empresa de Shopping Centers SA	522,586	6,385

	Aliansce Shopping Centers SA	530,537	2,957
	BR Properties SA	735,174	1,774
	Sonae Sierra Brasil SA	138,165	1,128
			44,900
Canada (2.4%)
^	RioCan REIT	901,127	17,097
	First Capital Realty Inc.	1,022,259	15,965
^	Canadian Apartment Properties REIT	419,741	14,950
^	H&R REIT	819,508	13,840
	Allied Properties REIT	308,606	11,086
^	SmartCentres REIT	375,076	9,506
^	Choice Properties REIT	785,592	7,659
^	Tricon Capital Group Inc.	837,728	6,560
^	Granite REIT	130,164	5,901
	Dream Global REIT	553,319	5,462
	Cominar REIT	516,842	4,586
^	Boardwalk REIT	136,228	4,161
^	Artis REIT	452,837	3,519
	CT REIT	358,020	3,488
	Northview Apartment REIT	157,577	3,200
^	Dream Office REIT	171,712	3,072
	Killam Apartment REIT	231,897	2,956
^	InterRent REIT	287,743	2,939
^	Crombie REIT	240,264	2,505
^	NorthWest Healthcare Properties REIT	294,731	2,396
*	DREAM Unlimited Corp. Class A	411,766	2,247
	Summit Industrial Income REIT	281,038	2,194
	Dream Industrial REIT	244,545	2,012
	Morguard North American Residential REIT	100,115	1,278
^	Slate Retail REIT	127,011	1,207
^	Slate Office REIT	203,345	1,018
^	Agellan Commercial REIT	88,994	960
^	True North Commercial REIT	149,218	719
	Minto Apartment REIT	47,707	679
			153,162
Chile (0.2%)
	Parque Arauco SA	3,518,659	9,661
	Plaza SA	1,443,549	3,333
			12,994
China (10.0%)
	China Overseas Land & Investment Ltd.	22,071,710	83,257
	China Resources Land Ltd.	16,018,446	62,500
	Country Garden Holdings Co. Ltd.	42,419,163	60,298
^	China Evergrande Group	18,240,921	57,535
	Sunac China Holdings Ltd.	13,577,278	54,077
	China Vanke Co. Ltd.	7,783,783	31,564
	Longfor Group Holdings Ltd.	8,768,208	27,322
	Shimao Property Holdings Ltd.	6,297,664	17,933
	CIFI Holdings Group Co. Ltd.	21,558,000	14,264
	China Jinmao Holdings Group Ltd.	24,498,054	12,436
	Guangzhou R&F Properties Co. Ltd.	6,007,009	11,984
	Agile Group Holdings Ltd.	8,587,409	11,412
	Logan Property Holdings Co. Ltd.	7,397,984	10,068
	Sino-Ocean Group Holding Ltd.	18,346,829	9,018
^	Future Land Development Holdings Ltd.	10,102,000	8,560
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,483,818	7,476

	KWG Group Holdings Ltd.	7,124,658	7,053
	Yuexiu Property Co. Ltd.	35,707,094	6,941
	Shenzhen Investment Ltd.	19,800,201	6,907
	China Aoyuan Group Ltd.	7,513,000	5,760
	Yuzhou Properties Co. Ltd.	10,311,470	5,118
	Yuexiu REIT	7,262,516	5,040
	Shui On Land Ltd.	20,205,038	5,007
	Zhenro Properties Group Ltd.	7,252,000	4,985
	China SCE Group Holdings Ltd.	11,699,766	4,833
*	Renhe Commercial Holdings Co. Ltd.	124,551,484	4,763
*	SOHO China Ltd.	10,924,545	4,432
	Kaisa Group Holdings Ltd.	12,969,000	4,173
*,^	Ronshine China Holdings Ltd.	3,438,000	4,117
	Powerlong Real Estate Holdings Ltd.	9,211,139	4,102
	Poly Property Group Co. Ltd.	11,434,048	4,054
	Times China Holdings Ltd.	3,065,000	4,011
	China South City Holdings Ltd.	25,538,111	3,856
2	Red Star Macalline Group Corp. Ltd.	3,916,524	3,666
	Hopson Development Holdings Ltd.	3,940,710	3,614
	Greentown China Holdings Ltd.	3,471,314	3,105
^	China Overseas Grand Oceans Group Ltd.	7,888,079	3,052
	Jiayuan International Group Ltd.	6,074,000	2,930
	Gemdale Properties & Investment Corp. Ltd.	26,978,000	2,835
*,2	China Logistics Property Holdings Co. Ltd.	9,310,000	2,601
	Road King Infrastructure Ltd.	1,314,000	2,390
	Joy City Property Ltd.	20,406,585	2,320
*	Zhuguang Holdings Group Co. Ltd.	13,576,000	2,271
	C C Land Holdings Ltd.	9,129,500	2,112
	Beijing Capital Land Ltd.	4,945,034	2,063
^,2	Redco Group	5,108,000	2,018
*	Skyfame Realty Holdings Ltd.	12,221,012	1,999
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,582,450	1,761
	Central China Real Estate Ltd.	3,882,000	1,677
§	Yida China Holdings Ltd.	4,476,000	1,534
^	LVGEM China Real Estate Investment Co. Ltd.	5,356,000	1,497
*	Redsun Properties Group Ltd.	3,856,000	1,415
	Greenland Hong Kong Holdings Ltd.	4,438,000	1,297
	Minmetals Land Ltd.	7,132,000	1,288
	Shanghai Industrial Urban Development Group Ltd.	7,610,799	1,287
	Beijing North Star Co. Ltd.	4,334,000	1,274
*	Landsea Green Group Co. Ltd.	9,616,000	1,216
	China Merchants Land Ltd.	7,088,000	1,170
	Fantasia Holdings Group Co. Ltd.	7,990,443	1,166
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,877,550	1,160
*	C&D International Investment Group Ltd.	1,271,000	1,140
	China Electronics Optics Valley Union Holding Co. Ltd.	16,804,000	1,063
	Nam Tai Property Inc.	119,991	1,045
	Xinyuan Real Estate Co. Ltd. ADR	214,908	1,027
*,§	Mingfa Group International Co. Ltd.	4,231,908	1,019
*,2	Sunshine 100 China Holdings Ltd.	4,612,000	995
*	Sansheng Holdings Group Co. Ltd.	646,000	945
*,^	AVIC International Holding HK Ltd.	32,641,742	857
^	Modern Land China Co. Ltd.	5,934,000	847
2	China Vast Industrial Urban Development Co. Ltd.	1,989,000	820
*,^	Carnival Group International Holdings Ltd.	50,802,799	757
	Guorui Properties Ltd.	4,078,000	744
*	Jingrui Holdings Ltd.	2,698,000	733

*	Glorious Property Holdings Ltd.	14,812,036	715
*	Zhong An Real Estate Ltd.	15,993,000	654
*	Wanda Hotel Development Co. Ltd.	8,408,000	623
*,^	Ground International Development Ltd.	11,520,000	545
*	Hydoo International Holding Ltd.	9,038,000	526
	Top Spring International Holdings Ltd.	1,486,000	489
*	Shanghai Zendai Property Ltd.	28,850,000	465
	Shanghai Lingang Holdings Corp. Ltd. Class B	290,507	402
*	EverChina International Holdings Co. Ltd.	10,369,331	326
	Greattown Holdings Ltd. Class B	693,992	287
	Tian An China Investment Co. Ltd.	343,000	189
*	China Minsheng DIT Group Ltd.	12,300,000	163
	Spring REIT	80,000	37
			636,987
Egypt (0.1%)
	Talaat Moustafa Group	5,419,949	3,491
*	Medinet Nasr Housing	4,277,445	1,617
*	Six of October Development & Investment	1,490,785	1,328
*	Palm Hills Developments SAE	8,208,827	1,081
	Heliopolis Housing	763,610	806
*	Emaar Misr for Development SAE	3,985,076	786
			9,109
Finland (0.1%)
^	Citycon Oyj	2,058,734	4,211

France (5.0%)
*	Unibail-Rodamco-Westfield (Amsterdam Shares)	601,108	108,111
	Gecina SA	325,495	47,836
	Klepierre SA	1,229,922	42,148
*	Unibail-Rodamco-Westfield	216,117	38,877
	Covivio	319,612	32,669
	ICADE	266,959	22,481
	Nexity SA	289,218	13,508
*	Covivio	49,884	5,079
	Mercialys SA	315,565	4,841
	Altarea SCA	20,812	4,304
			319,854
Germany (6.8%)
	Vonovia SE	3,071,824	154,387
	Deutsche Wohnen SE	2,100,945	104,959
	LEG Immobilien AG	371,242	43,611
*	Aroundtown SA	4,314,342	38,163
	TAG Immobilien AG	852,421	21,544
	Grand City Properties SA	609,903	15,175
	alstria office REIT-AG	919,513	13,839
	TLG Immobilien AG	314,687	9,662
2	ADO Properties SA	159,963	9,603
	Deutsche EuroShop AG	296,700	9,233
	PATRIZIA Immobilien AG	260,093	5,793
	Hamborner REIT AG	453,315	4,759
	ADLER Real Estate AG	268,830	4,304
	DIC Asset AG	239,705	2,706
			437,738
Greece (0.1%)
	Grivalia Properties REIC AE	283,405	2,750

*	LAMDA Development SA	215,997	1,509
			4,259
Hong Kong (13.2%)
	Sun Hung Kai Properties Ltd.	9,099,941	152,629
	Link REIT	12,620,589	138,727
	CK Asset Holdings Ltd.	15,768,875	132,755
	New World Development Co. Ltd.	33,816,000	53,333
	Henderson Land Development Co. Ltd.	8,835,397	50,227
	Hongkong Land Holdings Ltd.	6,979,612	50,211
	Wharf Real Estate Investment Co. Ltd.	6,845,000	46,826
	Sino Land Co. Ltd.	19,048,604	34,255
	Wheelock & Co. Ltd.	4,617,152	29,599
	Hang Lung Properties Ltd.	11,686,932	25,590
	Swire Properties Ltd.	6,247,600	24,385
	Wharf Holdings Ltd.	6,885,000	20,810
	Hysan Development Co. Ltd.	3,660,655	19,050
	Hang Lung Group Ltd.	5,084,103	14,941
	Kerry Properties Ltd.	3,530,832	14,665
	Champion REIT	11,675,512	8,876
	Sunlight REIT	5,827,400	4,057
	K Wah International Holdings Ltd.	6,983,338	3,852
^	Wang On Properties Ltd.	21,932,000	3,335
	Chinese Estates Holdings Ltd.	2,785,452	3,211
	Far East Consortium International Ltd.	6,636,000	2,963
	Landing International Development Ltd.	8,652,000	2,861
	Prosperity REIT	6,749,649	2,711
	Great Eagle Holdings Ltd.	383,403	1,777
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,016,000	1,619
	CSI Properties Ltd.	30,608,348	1,448
	Lai Sun Development Co. Ltd.	466,500	779
	Liu Chong Hing Investment Ltd.	156,000	240
	Kowloon Development Co. Ltd.	109,000	124
			845,856
India (0.4%)
	DLF Ltd.	2,575,297	6,002
	Oberoi Realty Ltd.	651,817	4,084
*	Godrej Properties Ltd.	329,866	3,448
	Phoenix Mills Ltd.	341,141	2,892
	Prestige Estates Projects Ltd.	666,467	1,881
	Sobha Ltd.	252,359	1,681
*	Indiabulls Real Estate Ltd.	1,600,285	1,661
	Sunteck Realty Ltd.	222,901	1,082
	Mahindra Lifespace Developers Ltd.	156,706	855
	Omaxe Ltd.	237,611	709
*	Housing Development & Infrastructure Ltd.	1,562,087	578
	Brigade Enterprises Ltd.	194,222	577
	NESCO Ltd.	85,376	532
*	Unitech Ltd.	12,893,631	282
			26,264
Indonesia (0.4%)
*	Bumi Serpong Damai Tbk PT	53,785,127	5,138
	Ciputra Development Tbk PT	56,966,291	3,985
	Pakuwon Jati Tbk PT	83,632,828	3,896
*	Hanson International Tbk PT	437,922,500	3,385
	Summarecon Agung Tbk PT	44,235,400	3,282
	Lippo Karawaci Tbk PT	98,048,600	1,962

*	Alam Sutera Realty Tbk PT	57,271,597	1,461
*	Jaya Real Property Tbk PT	22,785,608	947
*	Sentul City Tbk PT	93,365,800	826
	PP Properti Tbk PT	64,690,907	733
	Puradelta Lestari Tbk PT	45,045,800	677
*	Kawasan Industri Jababeka Tbk PT	26,183,111	488
*	Intiland Development Tbk PT	13,426,500	309
*	Lippo Cikarang Tbk PT	957,800	163
			27,252
Ireland (0.3%)
	Green REIT plc	3,866,152	6,399
	Hibernia REIT plc	4,056,363	6,100
	Irish Residential Properties REIT plc	2,087,479	3,581
			16,080
Israel (0.9%)
	Azrieli Group Ltd.	221,006	11,766
	Alony Hetz Properties & Investments Ltd.	663,779	7,027
*	Airport City Ltd.	438,750	5,784
	Melisron Ltd.	107,287	4,942
	Gazit-Globe Ltd.	566,317	4,633
	Amot Investments Ltd.	859,549	4,533
	Reit 1 Ltd.	1,048,731	4,336
*	Jerusalem Economy Ltd.	1,218,262	3,380
	Bayside Land Corp.	6,219	2,976
	Sella Capital Real Estate Ltd.	1,122,776	1,926
	Big Shopping Centers Ltd.	29,673	1,842
*	ADO Group Ltd.	83,067	1,803
*	Brack Capital Properties NV	14,727	1,457
	Property & Building Corp. Ltd.	14,607	1,207
			57,612
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SPA	287,448	2,035

Japan (22.4%)
	Mitsubishi Estate Co. Ltd.	8,254,045	146,191
	Mitsui Fudosan Co. Ltd.	5,887,657	143,040
	Daiwa House Industry Co. Ltd.	3,953,574	128,180
	Sumitomo Realty & Development Co. Ltd.	2,825,567	107,908
	Daito Trust Construction Co. Ltd.	448,825	62,338
	Nippon Building Fund Inc.	8,377	54,203
	Japan Real Estate Investment Corp.	8,231	48,247
	Nomura Real Estate Master Fund Inc.	25,725	36,865
	Japan Retail Fund Investment Corp.	15,554	31,908
	United Urban Investment Corp.	18,167	29,005
	Orix JREIT Inc.	16,374	28,620
	Nippon Prologis REIT Inc.	12,975	28,297
	Hulic Co. Ltd.	2,920,596	26,949
	Daiwa House REIT Investment Corp.	10,318	24,297
	GLP J-Reit	22,657	24,079
^	Advance Residence Investment Corp.	8,011	23,693
	Japan Prime Realty Investment Corp.	5,477	22,338
	Japan Hotel REIT Investment Corp.	26,354	20,217
	Tokyu Fudosan Holdings Corp.	3,487,244	18,999
	Activia Properties Inc.	4,119	17,827
	Kenedix Office Investment Corp.	2,558	17,568
	Sekisui House Reit Inc.	22,377	15,691

	Tokyo Tatemono Co. Ltd.	1,289,783	15,683
	Nippon Accommodations Fund Inc.	2,874	15,279
	Invincible Investment Corp.	34,084	14,833
	Nomura Real Estate Holdings Inc.	735,029	14,275
	Mori Hills REIT Investment Corp.	9,481	12,591
^	Daiwa Office Investment Corp.	1,810	12,105
	Frontier Real Estate Investment Corp.	2,942	12,016
	Japan Logistics Fund Inc.	5,426	11,460
	Japan Excellent Inc.	7,756	11,087
	Industrial & Infrastructure Fund Investment Corp.	10,112	10,804
	Hulic Reit Inc.	6,567	10,789
	AEON REIT Investment Corp.	8,895	10,416
	Aeon Mall Co. Ltd.	610,483	10,148
	Premier Investment Corp.	7,805	9,534
	NIPPON REIT Investment Corp.	2,663	9,433
	Comforia Residential REIT Inc.	3,464	9,181
	Tokyu REIT Inc.	5,799	8,947
	Mori Trust Sogo Reit Inc.	5,766	8,932
	Kenedix Residential Next Investment Corp.	5,143	8,506
	Ichigo Office REIT Investment	9,053	8,432
	MCUBS MidCity Investment Corp.	9,706	8,198
	Japan Rental Housing Investments Inc.	9,886	7,773
	Invesco Office J-Reit Inc.	51,357	7,745
	Fukuoka REIT Corp.	4,715	7,364
	Kenedix Retail REIT Corp.	3,000	7,147
	Leopalace21 Corp.	1,480,050	7,013
	Heiwa Real Estate REIT Inc.	5,950	6,754
	LaSalle Logiport REIT	6,606	6,598
	Hoshino Resorts REIT Inc.	1,226	6,040
	Global One Real Estate Investment Corp.	5,236	5,936
	Hankyu Hanshin REIT Inc.	4,101	5,371
	Ichigo Inc.	1,490,900	5,156
^	Mitsui Fudosan Logistics Park Inc.	1,517	4,817
^	Katitas Co. Ltd.	143,100	4,097
^	Mirai Corp.	2,331	4,091
	Heiwa Real Estate Co. Ltd.	211,332	3,905
	Unizo Holdings Co. Ltd.	191,200	3,617
^	One REIT Inc.	1,385	3,520
	Mitsubishi Estate Logistics REIT Investment Corp.	1,454	3,340
	Daibiru Corp.	335,157	3,338
	Star Asia Investment Corp.	3,154	3,077
	TOC Co. Ltd.	336,929	2,547
	Mori Trust Hotel Reit Inc.	2,022	2,490
	SAMTY Co. Ltd.	159,700	2,241
	Keihanshin Building Co. Ltd.	271,300	2,221
	Starts Proceed Investment Corp.	1,337	2,125
	Ichigo Hotel REIT Investment Corp.	1,537	1,909
	Sun Frontier Fudousan Co. Ltd.	164,300	1,807
	Samty Residential Investment Corp.	2,036	1,733
^	Tosei Reit Investment Corp.	1,623	1,694
*,^	Takara Leben Real Estate Investment Corp.	1,976	1,692
	Takara Leben Co. Ltd.	522,052	1,638
	Goldcrest Co. Ltd.	103,940	1,578
	Sakura Sogo REIT Investment Corp.	1,998	1,556
	Tosei Corp.	151,600	1,424
	XYMAX REIT Investment Corp.	1,314	1,400
^	Health Care & Medical Investment Corp.	1,215	1,307

^	CRE Logistics REIT Inc.	1,244	1,192
^	Shinoken Group Co. Ltd.	153,600	1,160
^	Ooedo Onsen Reit Investment Corp.	1,450	1,101
	Nippon Commercial Development Co. Ltd.	66,400	925
^	Star Mica Co. Ltd.	63,600	845
^	Arealink Co. Ltd.	57,800	746
^	Marimo Regional Revitalization REIT Inc.	713	703
	Japan Property Management Center Co. Ltd.	83,300	651
^	Ardepro Co. Ltd.	1,248,800	518
^	Mugen Estate Co. Ltd.	69,700	378
			1,433,389
Malaysia (0.6%)
	SP Setia Bhd Group	7,666,000	4,823
	Sime Darby Property Bhd.	16,823,000	4,736
	IOI Properties Group Bhd.	10,615,800	4,053
	KLCCP Stapled Group Bhd.	2,017,770	3,840
	IGB REIT	8,278,100	3,599
	Sunway REIT	6,477,734	2,772
	UOA Development Bhd.	3,137,500	1,839
	Axis REIT	4,317,900	1,836
	Mah Sing Group Bhd.	7,812,825	1,776
	Pavilion REIT	3,880,300	1,643
	UEM Sunrise Bhd.	7,315,465	1,351
	Matrix Concepts Holdings Bhd.	2,799,128	1,342
*	Eastern & Oriental Bhd.	4,788,297	1,265
*	Eco World Development Group Bhd.	5,523,800	1,243
	Capitaland Malaysia Mall Trust	4,112,500	1,094
*	Eco World International Bhd.	5,329,593	978
	YNH Property Bhd.	2,430,300	755
	LBS Bina Group Bhd.	4,304,340	715
*	Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	95
*	Eco World Development Group Bhd Warrants Exp. 03/26/2022	450,320	22
*	Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	167,103	6
*	Mah Sing Group Warrants Exp. 01/15/2026	264,345	2
*,§	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	438,840	1
			39,786
Mexico (0.9%)
	Fibra Uno Administracion SA de CV	17,808,785	24,438
	Concentradora Fibra Danhos SA de CV	5,026,692	7,184
	PLA Administradora Industrial S de RL de CV	4,596,833	6,558
2	Macquarie Mexico Real Estate Management SA de CV	4,565,350	5,011
	Corp Inmobiliaria Vesta SAB de CV	3,168,280	4,437
	Prologis Property Mexico SA de CV	1,977,400	3,438
2	Concentradora Fibra Hotelera Mexicana SA de CV	4,034,448	2,083
*	Grupo GICSA SAB de CV	4,186,327	1,430
	Asesor de Activos Prisma SAPI de CV	2,795,540	1,380
			55,959
Netherlands (0.4%)
	Eurocommercial Properties NV	240,773	7,801
^	Wereldhave NV	238,684	7,649
	NSI NV	107,012	4,509
	Vastned Retail NV	96,667	3,768
			23,727
New Zealand (0.5%)
	Kiwi Property Group Ltd.	8,406,768	8,270
	Goodman Property Trust	6,058,842	6,683

	Precinct Properties New Zealand Ltd.	5,983,859	6,190
	Argosy Property Ltd.	4,792,614	3,962
	Vital Healthcare Property Trust	1,961,356	2,850
	Stride Property Group	2,140,554	2,798
			30,753
Norway (0.2%)
2	Entra ASA	727,111	10,537
	Selvaag Bolig ASA	234,847	1,209
			11,746
Other (0.2%)[3]
4	Vanguard Real Estate ETF	146,614	12,229

Philippines (1.6%)
	SM Prime Holdings Inc.	68,445,421	50,185
	Ayala Land Inc.	34,899,800	29,819
	Megaworld Corp.	74,634,400	7,411
	Robinsons Land Corp.	11,934,572	5,050
	Vista Land & Lifescapes Inc.	25,011,178	2,805
	Filinvest Land Inc.	57,819,000	1,655
*	DoubleDragon Properties Corp.	4,163,060	1,633
	Belle Corp.	8,706,000	405
	Cebu Landmasters Inc.	1,731,000	138
			99,101
Poland (0.1%)
^	EPP NV	2,747,135	3,849
	LC Corp. SA	2,642,001	1,702
			5,551
Qatar (0.3%)
	Barwa Real Estate Co.	1,176,888	13,197
	United Development Co. QSC	1,097,747	5,070
*	Mazaya Qatar Real Estate Development QSC	323,513	665
			18,932
Russia (0.1%)
	LSR Group PJSC GDR	1,235,495	2,429
	Etalon Group plc GDR	505,571	1,038
			3,467
Singapore (5.5%)
	CapitaLand Ltd.	14,659,838	36,345
	Ascendas REIT	14,884,943	30,356
	CapitaLand Mall Trust	16,962,834	30,291
	City Developments Ltd.	3,636,890	24,892
	CapitaLand Commercial Trust	16,104,187	22,544
	Suntec REIT	13,061,927	18,742
	UOL Group Ltd.	3,150,378	15,590
	Mapletree Logistics Trust	14,236,396	14,508
	Mapletree Commercial Trust	10,927,733	14,298
	Mapletree North Asia Commercial Trust	12,173,448	11,576
	Mapletree Industrial Trust	7,195,834	10,709
	Fortune REIT	8,156,861	10,081
	Keppel REIT	10,346,215	9,075
	Frasers Logistics & Industrial Trust	9,183,950	7,387
	Ascott Residence Trust	6,799,918	6,019
	Manulife US REIT	6,937,034	5,897
	Keppel DC REIT	5,330,398	5,701
	Frasers Centrepoint Trust	3,192,741	5,433

	CDL Hospitality Trusts	4,243,626	5,268
	Parkway Life REIT	2,105,355	4,488
	ESR-REIT	10,765,535	4,205
	Frasers Commercial Trust	3,751,367	4,152
	Starhill Global REIT	7,580,068	4,027
	CapitaLand Retail China Trust	3,475,886	3,875
	OUE Hospitality Trust	6,598,600	3,606
	Yanlord Land Group Ltd.	3,769,704	3,564
	AIMS AMP Capital Industrial REIT	3,183,176	3,268
	Cache Logistics Trust	5,867,242	3,181
	Frasers Property Ltd.	2,001,600	2,695
	SPH REIT	3,461,300	2,647
	First REIT	3,239,254	2,626
	Frasers Hospitality Trust	4,680,600	2,556
	Ascendas Hospitality Trust	3,887,800	2,457
	Far East Hospitality Trust	4,942,392	2,443
	GuocoLand Ltd.	1,701,877	2,317
	Lippo Malls Indonesia Retail Trust	11,383,506	2,032
	Soilbuild Business Space REIT	3,810,060	1,712
	OUE Ltd.	1,459,400	1,661
	Chip Eng Seng Corp. Ltd.	2,960,900	1,549
	Bukit Sembawang Estates Ltd.	321,568	1,344
	Sabana Shari’ah Compliant Industrial REIT	4,300,272	1,329
	GSH Corp. Ltd.	4,863,400	1,118
	Oxley Holdings Ltd.	4,958,100	1,107
*	Ying Li International Real Estate Ltd.	5,972,000	532
*	Aspen Group Holdings Ltd.	36,300	3
			349,206
South Africa (2.4%)
	Growthpoint Properties Ltd.	17,580,590	34,431
	NEPI Rockcastle plc	2,812,936	26,597
	Redefine Properties Ltd.	31,801,906	25,342
	Hyprop Investments Ltd.	1,512,566	10,267
	Fortress REIT Ltd. Class A	7,035,803	10,199
	Resilient REIT Ltd.	2,035,668	9,876
	Vukile Property Fund Ltd.	5,057,667	8,024
	Fortress REIT Ltd. Class B	5,506,184	6,461
	Attacq Ltd.	4,327,228	5,236
	SA Corporate Real Estate Ltd.	15,146,388	4,335
	Equites Property Fund Ltd.	2,583,236	3,989
	Emira Property Fund Ltd.	2,594,441	3,101
	Arrowhead Properties Ltd.	6,528,236	2,243
	Stor-Age Property REIT Ltd.	1,899,193	1,892
	Octodec Investments Ltd.	917,430	1,374
	Delta Property Fund Ltd.	3,077,238	994
	Rebosis Property Fund Ltd.	3,765,131	788
			155,149
South Korea (0.0%)
	SK D&D Co. Ltd.	50,521	1,347
^	Shinhan Alpha REIT Co. Ltd.	181,248	916
	Dongwon Development Co. Ltd.	138,005	528
			2,791
Spain (0.9%)
	Merlin Properties Socimi SA	2,168,745	29,096
	Inmobiliaria Colonial Socimi SA	1,618,437	16,557
	Lar Espana Real Estate Socimi SA	422,146	4,066

*,2	Aedas Homes SAU	136,925	3,687
*,2	Metrovacesa SA	268,745	3,266
*	Quabit Inmobiliaria SA	737,345	1,185
			57,857
Sweden (2.2%)
	Castellum AB	1,608,073	30,486
*	Fabege AB	1,600,215	23,350
*	Fastighets AB Balder Class B	576,633	18,199
	Wallenstam AB	1,130,744	11,387
	Hufvudstaden AB Class A	680,776	11,306
*	Wihlborgs Fastigheter AB	776,479	10,130
	Hemfosa Fastigheter AB	982,788	8,723
	Kungsleden AB	1,077,888	8,182
*	Nyfosa AB	987,796	5,338
	Klovern AB	3,048,843	3,713
*	Hembla AB Class B	196,597	3,579
	Dios Fastigheter AB	463,528	3,326
	Catena AB	117,741	3,172
	Sagax AB	452,274	1,651
	Victoria Park AB Class B	80,044	328
			142,870
Switzerland (1.4%)
	Swiss Prime Site AG	449,599	38,087
	PSP Swiss Property AG	238,561	24,543
	Allreal Holding AG	76,544	12,416
	Mobimo Holding AG	38,504	9,439
	Intershop Holding AG	7,762	3,882
			88,367
Taiwan (0.7%)
	Highwealth Construction Corp.	5,509,544	8,685
	Ruentex Development Co. Ltd.	3,972,325	6,081
	Chong Hong Construction Co. Ltd.	1,245,297	3,452
	Huaku Development Co. Ltd.	1,380,854	3,251
	Hung Sheng Construction Ltd.	3,140,000	2,901
	Prince Housing & Development Corp.	7,064,478	2,503
	Cathay Real Estate Development Co. Ltd.	2,953,100	2,008
	Farglory Land Development Co. Ltd.	1,610,631	1,969
*	Radium Life Tech Co. Ltd.	4,208,947	1,964
	Kindom Construction Corp.	1,988,000	1,354
*	Taiwan Land Development Corp.	4,118,450	1,109
	KEE TAI Properties Co. Ltd.	2,412,869	963
	Kuoyang Construction Co. Ltd.	2,347,887	915
	Long Bon International Co. Ltd.	1,544,000	874
	Hong Pu Real Estate Development Co. Ltd.	1,286,194	828
*	Shining Building Business Co. Ltd.	2,334,524	793
	Advancetek Enterprise Co. Ltd.	1,300,000	656
	Huang Hsiang Construction Corp.	669,000	571
	Hung Ching Development & Construction Co. Ltd.	697,000	567
	ZongTai Real Estate Development Co. Ltd.	816,517	506
			41,950
Thailand (1.3%)
*	Central Pattana PCL (Local)	7,853,700	20,098
*	CPN Retail Growth Leasehold REIT (Local)	9,290,430	7,955
*	Land & Houses PCL (Local)	20,526,200	7,040
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	10,102,944	6,145
*	WHA Corp. PCL (Local)	36,385,730	5,137

	MBK PCL (Local)	3,916,300	2,479
*	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	6,648,296	2,428
	Samui Airport Property Fund Leasehold	3,158,375	2,347
	IMPACT Growth REIT (Local)	3,611,100	2,315
*	Quality Houses PCL (Local)	24,249,300	2,302
*	Bangkok Land PCL (Local)	42,341,000	2,279
*	Amata Corp. PCL	2,956,700	2,138
*	Supalai PCL (Local)	3,409,505	2,110
*	Pruksa Holding PCL	3,016,500	1,721
*	Singha Estate PCL (Local)	15,231,636	1,650
*	Origin Property PCL (Local)	6,709,198	1,595
	U City PCL	16,658,524	1,313
*,§	Pruksa Real Estate PCL	3,024,500	1,299
*	Siam Future Development PCL	4,836,467	1,201
*	Platinum Group PCL	4,951,000	1,167
*	Ananda Development PCL	9,015,100	1,029
*	AP Thailand PCL	4,272,950	958
*	Sansiri PCL (Local)	20,529,400	889
*	Country Group Development PCL	20,034,400	828
*	LPN Development PCL	3,430,000	776
	Property Perfect PCL	26,569,900	656
	Sansiri PCL	14,694,200	636
*	Golden Land Property Development PCL	2,616,900	617
^	WHA Corp. PCL (Foreign)	3,918,156	553
^	Supalai PCL (Foreign)	788,876	488
*	Univentures PCL (Local)	2,078,700	474
*	PACE Development Corp. PCL	33,926,400	424
	SC Asset Corp. PCL NVDR	4,237,400	394
	Asian Property Development PCL (Foreign)	1,513,270	339
^	Univentures PCL (Foreign)	1,353,600	309
*	SC Asset Corp. PCL (Foreign)	3,071,925	285
^	SC Asset Corp. PCL (Local)	2,817,412	262
	Bangkok Land PCL (Foreign)	4,039,695	217
	Land & Houses PCL (Foreign)	413,500	142
	Central Pattana PCL (Foreign)	22,200	57
^	CPN Retail Growth Leasehold REIT (Foreign)	62,695	54
*	Origin Property PCL Warrants	1,363,086	34
*,^	Singha Estate PCL (Foreign)	253,164	27
^	Pruksa Holding PCL	18,600	11
^	Quality Houses PCL (Foreign)	107,100	10
^	Amata Corp. PCL	13,800	10
*,^	MBK PCL (Foreign)	15,000	10
	IMPACT Growth REIT (Foreign)	14,400	9
^	Origin Property PCL (Foreign)	26,100	6
*	Frasers Property Thailand PCL	11,223	5
			85,228
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,435,484	3,497
	Is Gayrimenkul Yatirim Ortakligi AS	2,870,397	590
			4,087
United Arab Emirates (0.7%)
	Emaar Properties PJSC	21,654,270	25,536
	Aldar Properties PJSC	24,093,076	10,454
	Emaar Malls PJSC	12,229,847	5,236
	DAMAC Properties Dubai Co. PJSC	10,612,613	3,786
*	Deyaar Development PJSC	9,121,738	941

*	Eshraq Properties Co. PJSC	7,035,885	916
	RAK Properties PJSC	5,511,338	698
			47,567
United Kingdom (6.6%)
	Segro plc	5,987,692	50,900
	Land Securities Group plc	4,475,727	50,900
	British Land Co. plc	5,908,071	44,507
	Derwent London plc	658,766	28,019
	Hammerson plc	4,666,107	22,812
	UNITE Group plc	1,556,296	18,587
	Great Portland Estates plc	1,674,964	16,090
	Tritax Big Box REIT plc	8,736,144	16,011
	Shaftesbury plc	1,374,770	15,907
	Capital & Counties Properties plc	4,498,630	14,732
	Big Yellow Group plc	930,763	11,708
	Assura plc	14,077,525	11,056
	Grainger plc	3,634,476	10,886
	LondonMetric Property plc	4,100,831	10,100
	Workspace Group plc	774,419	9,652
	Safestore Holdings plc	1,237,105	9,364
	F&C Commercial Property Trust Ltd.	4,765,488	8,120
	Intu Properties plc	5,129,976	7,789
	St. Modwen Properties plc	1,207,097	6,500
^	Primary Health Properties plc	4,263,039	6,443
	NewRiver REIT plc	1,850,422	5,361
	Civitas Social Housing plc	3,713,735	5,044
	UK Commercial Property REIT Ltd.	3,976,010	4,639
	Empiric Student Property plc	3,322,337	4,196
	MAS Real Estate Inc.	2,485,948	4,159
	Picton Property Income Ltd.	3,185,244	3,719
^	LXI REIT plc	2,013,771	3,276
	Redefine International plc	7,950,945	3,236
	Hansteen Holdings plc	2,507,580	3,028
^,2	Triple Point Social Housing Reit plc	2,052,618	2,816
	Helical plc	622,979	2,747
2	Regional REIT Ltd.	1,839,618	2,468
	Schroder REIT Ltd.	3,034,559	2,311
	U & I Group plc	756,174	2,013
	Capital & Regional plc	3,044,095	1,158
*	Tritax Big Box REIT plc Rights Exp. 2/8/19	1,139,497	145
			420,399
Total Common Stocks (Cost $6,203,803)			6,331,150

		Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
5,6	Vanguard Market Liquidity Fund	2.572%		1,483,108	148,311

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.284%	2/21/19	400	399
7	United States Treasury Bill	2.479%	5/9/19	1,300	1,292

7	United States Treasury Bill	2.497%	5/23/19	2,000	1,985
					3,676
Total Temporary Cash Investments (Cost $151,977)					151,987
Total Investments (101.5%) (Cost $6,355,780)					6,483,137
Other Assets and Liabilities-Net (-1.5%)[6]					(93,320)
Net Assets (100%)					6,389,817

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $111,947,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $49,571,000, representing 0.8% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $120,221,000 of collateral received for securities on loan.
7	Securities with a value of $2,830,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2019	417	22,197	1,667
E-mini S&P 500 Index	March 2019	138	18,661	1,323
Topix Index	March 2019	51	7,348	(49)
FTSE 100 Index	March 2019	40	3,632	96
				3,037

		Contract Amount (000)
Counterparty	Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation) ($000)
JPMorgan Chase Bank, N.A.	3/12/19	JPY	424,270	USD	3,777	131
Barclays Bank plc	3/20/19	GBP	2,689	USD	3,423	113
Morgan Stanley Capital Services LLC	3/12/19	JPY	380,752	USD	3,387	119
						363

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	223,422	6,103,875	3,853
Temporary Cash Investments	148,311	3,676	—
Futures Contracts—Assets[1]	408	—	—
Forward Currency Contracts—Assets	—	363	—
Total	372,141	6,107,914	3,853

1 Represents variation margin on the last day of the reporting period.

D.  Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	177,342	NA1	NA1	11	(1)	215	—	148,311
Vanguard Real Estate ETF	11,483	—	—	—	746	11	39	12,229
Total	188,825	—	—	11	745	226	39	160,540

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.